UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2015

Date of reporting period: August 31, 2014

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended February 28, 2014.

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 11.7%
Abercrombie & Fitch, Cl A (A)	22,900	$957
Amazon.com *	16,300	5,526
Apollo Education Group, Cl A *	27,200	755
Autoliv (A)	21,400	2,219
Best Buy	21,000	670
Big Lots	17,400	807
CBS, Cl B	219,244	12,999
Charter Communications, Cl A *	49,096	7,702
Chipotle Mexican Grill, Cl A *	10,050	6,820
Comcast, Cl A	190,010	10,399
Cooper Tire & Rubber (A)	32,100	990
Delphi Automotive	117,490	8,175
Dillard’s, Cl A	49,583	5,668
DIRECTV *	129,300	11,178
Discovery Communications, Cl A *	148,170	6,478
Discovery Communications, Cl C *	293,051	12,592
Expedia	7,800	670
Foot Locker	127,000	7,126
Ford Motor	751,380	13,082
Fossil Group *	44,486	4,506
GameStop, Cl A (A)	40,400	1,705
Gannett	73,400	2,478
Garmin (A)	13,700	744
Graham Holdings, Cl B	400	288
Hanesbrands	4,100	421
Harley-Davidson	145,285	9,234
Hilton Worldwide Holdings *	236,580	5,990
Home Depot	106,900	9,995
International Game Technology	96,500	1,627
Johnson Controls	16,500	805
Kohl’s	53,800	3,163
L Brands	232,275	14,831
Las Vegas Sands	5,000	333
Lear	77,500	7,838
Liberty Interactive, Cl A *	575,475	16,988
Macy’s	104,130	6,486
Magna International, Cl A (A)	52,900	6,002
NIKE, Cl B	115,000	9,033
priceline.com *	15,675	19,505
Sally Beauty Holdings *	211,125	5,886
Signet Jewelers	33,000	3,890
Starbucks	185,184	14,409
Target	36,700	2,205
Time Warner	4,400	339
Time Warner Cable, Cl A	95,040	14,059
TRW Automotive Holdings *	28,000	2,696
Viacom, Cl B	18,100	1,469
Whirlpool	42,400	6,488

		288,226

Consumer Staples — 7.5%
Altria Group	20,300	875
Anheuser-Busch InBev ADR	131,044	14,648
Archer-Daniels-Midland	163,800	8,167
Coca-Cola	54,800	2,286
Coca-Cola Enterprises	100,550	4,804
ConAgra Foods	129,000	4,154
Constellation Brands, Cl A *	7,800	680
Costco Wholesale	123,079	14,902
CVS Caremark	120,500	9,574

Description	Shares	Market Value ($ Thousands)

Dr. Pepper Snapple Group	54,200	$3,410
Energizer Holdings	17,900	2,175
Estee Lauder, Cl A	125,509	9,643
Ingredion (A)	36,500	2,911
Kimberly-Clark	29,800	3,218
Kroger	215,600	10,991
Lorillard	88,300	5,271
Mead Johnson Nutrition, Cl A	208,509	19,934
Nu Skin Enterprises, Cl A	7,000	313
PepsiCo	22,000	2,035
Philip Morris International	180,570	15,453
Pilgrim’s Pride *	46,900	1,401
Procter & Gamble	48,644	4,043
Safeway	800	28
SUPERVALU *	60,800	581
Tyson Foods, Cl A	330,250	12,569
Walgreen	301,125	18,224
Wal-Mart Stores	45,600	3,443
Whole Foods Market	220,156	8,617

		184,350

Energy — 11.4%
Apache	19,600	1,996
Baker Hughes	95,100	6,575
Cabot Oil & Gas	190,750	6,398
Cameron International *	72,110	5,360
Chevron	175,935	22,775
Cimarex Energy	23,400	3,397
ConocoPhillips	162,600	13,206
Core Laboratories	55,344	8,744
EOG Resources	231,000	25,382
Exxon Mobil	323,272	32,153
FMC Technologies *	167,228	10,341
Halliburton	147,100	9,945
Helmerich & Payne	29,400	3,088
Hess	28,500	2,881
Kinder Morgan (A)	198,600	7,996
Marathon Oil	84,130	3,507
Marathon Petroleum	141,090	12,841
MarkWest Energy Partners	91,870	7,325
Murphy Oil	34,500	2,155
Noble	52,500	1,494
Noble Energy	192,870	13,914
Occidental Petroleum	23,400	2,427
Paragon Offshore * (A)	17,500	163
Patterson-UTI Energy	123,500	4,266
Phillips 66	276,740	24,082
RPC	21,400	487
Schlumberger	133,836	14,674
SM Energy	74,800	6,660
Superior Energy Services	40,700	1,459
Tesoro	50,000	3,237
Unit *	3,200	211
Valero Energy	167,300	9,058
Williams	234,900	13,962

		282,159

Financials — 15.1%
ACE	17,400	1,850
Aflac	29,700	1,819
Allied World Assurance Holdings	60,156	2,225
Allstate	175,700	10,804
American Financial Group	54,046	3,241
American International Group	474,760	26,615

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

American Realty Capital Properties ‡	22,000	$290
American Tower, Cl A ‡	73,050	7,203
Ameriprise Financial	49,100	6,175
Annaly Capital Management ‡	71,700	853
Assurant	102,180	6,821
AvalonBay Communities ‡	3,400	524
Axis Capital Holdings	58,280	2,810
Bank of America	1,361,770	21,911
Bank of New York Mellon	79,300	3,107
BB&T	53,900	2,012
Berkshire Hathaway, Cl B *	25,658	3,522
Boston Properties ‡	2,900	352
Brandywine Realty Trust ‡	56,000	897
Capital One Financial	127,300	10,446
CBL & Associates Properties ‡	65,600	1,246
CBOE Holdings	35,100	1,861
CBRE Group, Cl A *	121,450	3,860
Charles Schwab	449,770	12,823
Chubb	34,240	3,148
Citigroup	436,410	22,541
CNA Financial	21,600	837
Crown Castle International ‡	242,800	19,305
Discover Financial Services	206,047	12,851
Endurance Specialty Holdings	19,600	1,138
Equity Residential ‡	9,500	631
Everest Re Group	55,950	9,167
Fifth Third Bancorp	98,900	2,018
General Growth Properties ‡	14,900	366
Genworth Financial, Cl A *	332,200	4,714
Goldman Sachs Group	33,900	6,072
Hartford Financial Services Group	58,700	2,175
HCP ‡	8,000	347
Health Care ‡	8,000	541
Hospitality Properties Trust ‡	100,900	2,970
Host Hotels & Resorts ‡	14,300	326
Huntington Bancshares	519,700	5,117
IntercontinentalExchange Group	56,875	10,749
JPMorgan Chase	473,030	28,122
KeyCorp	586,500	7,982
Lincoln National	101,700	5,598
McGraw-Hill	75,700	6,141
MetLife	39,700	2,173
Montpelier Re Holdings	49,200	1,547
Morgan Stanley	42,300	1,451
Navient	69,800	1,252
Northern Trust	9,200	638
PartnerRe	65,500	7,316
PNC Financial Services Group	49,900	4,229
Prologis ‡	9,000	368
Protective Life	7,728	536
Prudential Financial	40,600	3,642
Public Storage ‡	3,800	666
Radian Group	9,750	142
Regions Financial	134,700	1,367
Reinsurance Group of America, Cl A	57,201	4,747
RenaissanceRe Holdings	40,340	4,130
Simon Property Group ‡	8,300	1,411
SLM	69,800	619
State Street	31,400	2,262
Travelers	138,100	13,079
Unum Group	177,000	6,420

Description	Shares	Market Value ($ Thousands)

Validus Holdings	31,300	$1,224
Ventas ‡	4,915	323
Vornado Realty Trust ‡	3,600	381
Waddell & Reed Financial, Cl A	71,070	3,873
Wells Fargo	465,161	23,928
Weyerhaeuser ‡	15,600	530

		374,377

Health Care — 14.3%
AbbVie	27,100	1,498
Actavis *	6,600	1,498
Aetna	69,600	5,716
Alexion Pharmaceuticals *	70,590	11,950
Allergan	145,325	23,787
AmerisourceBergen	76,600	5,928
Amgen	32,100	4,474
Baxter International	65,800	4,934
Biogen Idec *	58,640	20,116
Bristol-Myers Squibb	212,520	10,764
Cardinal Health	99,000	7,296
Celgene *	336,350	31,960
Cigna	97,500	9,223
Covance *	72,608	6,019
DaVita *	116,370	8,691
Eli Lilly	12,063	767
Express Scripts Holding *	253,928	18,773
Gilead Sciences *	161,869	17,414
HCA Holdings *	41,300	2,884
Humana	94,840	12,210
Intuitive Surgical *	22,995	10,808
Jazz Pharmaceuticals *	34,400	5,604
Johnson & Johnson	116,926	12,129
McKesson	57,100	11,136
Medtronic	156,370	9,984
Merck	45,500	2,735
Myriad Genetics * (A)	17,300	626
Novo Nordisk ADR	254,300	11,688
Omnicare	75,100	4,789
Perrigo	52,050	7,742
Pfizer	526,340	15,469
Quest Diagnostics (A)	26,100	1,650
Shire ADR	68,460	16,728
Teva Pharmaceutical Industries ADR	175,320	9,208
United Therapeutics *	68,700	8,095
UnitedHealth Group	7,800	676
WellPoint	132,500	15,438
Zimmer Holdings	20,000	1,986

		352,393

Industrials — 8.5%
AGCO	44,200	2,159
Alaska Air Group	107,900	5,000
Alliant Techsystems	33,986	4,282
AMERCO *	1,500	417
Avis Budget Group *	56,500	3,814
Boeing	2,300	292
Canadian Pacific Railway	112,890	22,646
Caterpillar	24,700	2,694
Cummins	33,370	4,842
Danaher	127,571	9,773
Deere	52,700	4,432
Delta Air Lines	195,300	7,730
Engility Holdings *	6,500	229

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Exelis	176,180	$3,029
Fastenal (A)	153,466	6,949
FedEx	38,300	5,664
Flowserve	147,770	11,214
Fluor	75,024	5,543
General Dynamics	17,600	2,169
Huntington Ingalls Industries	40,910	4,177
ITT	12,500	598
Kansas City Southern	90,340	10,422
L-3 Communications Holdings, Cl 3	37,500	4,123
Lincoln Electric Holdings	3,900	277
Lockheed Martin	36,700	6,386
Nielsen Holdings (A)	131,520	6,180
Norfolk Southern	20,500	2,193
Northrop Grumman	112,500	14,312
Pall	81,450	6,872
Pentair	83,940	5,714
Raytheon	54,007	5,203
RR Donnelley & Sons	91,000	1,608
Southwest Airlines	273,583	8,757
Stericycle *	70,769	8,411
Timken	38,100	1,726
Towers Watson, Cl A	17,600	1,930
Trinity Industries	211,100	10,213
Union Pacific	37,050	3,900
United Rentals *	41,600	4,894

		210,774

Information Technology — 20.8%
Accenture, Cl A	51,786	4,198
Adobe Systems *	377,225	27,122
Alliance Data Systems *	26,655	7,054
Amdocs	103,230	4,862
Amphenol, Cl A	88,692	9,136
Ansys *	65,713	5,342
Apple	238,403	24,436
Applied Materials	861,090	19,896
ARRIS Group *	36,800	1,127
Arrow Electronics *	43,370	2,700
Atmel *	71,600	634
Autodesk *	131,500	7,054
Avnet	44,600	1,985
Baidu ADR *	44,800	9,610
Blackhawk Network Holdings, Cl B *	3,928	108
Broadridge Financial Solutions	7,900	336
Brocade Communications Systems	271,700	2,866
CA	67,100	1,895
Cisco Systems	286,400	7,157
Cognizant Technology Solutions, Cl A *	124,523	5,694
Computer Sciences	72,000	4,305
CoreLogic *	43,700	1,235
Corning	194,600	4,059
eBay *	323,125	17,933
Equinix *	63,050	13,761
Facebook, Cl A *	200,330	14,989
Fidelity National Information Services	30,400	1,725
Flextronics International *	273,500	3,020
Genpact *	339,545	5,908

Description	Shares	Market Value ($ Thousands)

Google, Cl A *	27,515	$16,024
Google, Cl C *	31,715	18,128
Harris	23,600	1,685
Hewlett-Packard	243,600	9,257
IAC	8,200	571
Ingram Micro, Cl A *	173,232	4,994
Intel	507,600	17,725
Intuit	147,650	12,282
Leidos Holdings	20,150	759
Lexmark International, Cl A (A)	71,000	3,590
Mastercard, Cl A	492,780	37,358
Micron Technology *	191,700	6,250
Microsoft	751,725	34,151
National Instruments	151,365	5,018
NetSuite *	18,851	1,652
Oracle	115,100	4,780
Qualcomm	427,180	32,508
Salesforce.com * (A)	143,891	8,503
Science Applications International	11,514	531
Seagate Technology (A)	41,100	2,572
Skyworks Solutions	88,200	4,997
TE Connectivity	29,200	1,830
Tech Data *	25,100	1,694
Texas Instruments	223,850	10,785
Twitter *	75,250	3,744
VeriFone Holdings *	79,003	2,759
Visa, Cl A	149,246	31,718
Vishay Intertechnology (A)	59,500	952
Western Digital	138,298	14,246
Xerox	281,300	3,885
Yahoo! *	115,800	4,459
Yelp, Cl A *	62,325	5,137
Zebra Technologies, Cl A *	8,200	640

		515,331

Materials — 3.3%
Alcoa	55,900	929
Celanese, Cl A	25,100	1,570
CF Industries Holdings	25,800	6,648
Domtar	48,520	1,809
Dow Chemical	251,450	13,465
Eastman Chemical	24,000	1,979
Ecolab	85,072	9,768
Freeport-McMoRan Copper & Gold, Cl B	43,500	1,582
Huntsman	90,200	2,425
LyondellBasell Industries, Cl A	98,712	11,288
Owens-Illinois *	45,900	1,413
PPG Industries	41,871	8,620
Reliance Steel & Aluminum	5,300	371
Rock Tenn, Cl A	25,100	1,234
Steel Dynamics	55,200	1,283
Syngenta ADR	83,191	5,999
TimkenSteel	10,200	487
United States Steel (A)	238,900	9,233
Westlake Chemical	27,600	2,681

		82,784

Telecommunication Services — 0.8%
AT&T	465,100	16,260
CenturyLink	69,600	2,853
Verizon Communications	30,100	1,500

		20,613

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.9%
AES	313,700	$4,762
Ameren	41,800	1,672
American Electric Power	172,100	9,242
Calpine *	151,650	3,604
Dominion Resources	13,400	941
Duke Energy	8,100	599
Edison International	136,400	8,067
Entergy	106,600	8,252
Exelon	136,300	4,555
Public Service Enterprise Group	86,800	3,245
SCANA	30,300	1,574

		46,513

Total Common Stock (Cost $1,672,041) ($ Thousands)		2,357,520

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	45,912,221	45,912

Total Affiliated Partnership (Cost $45,912) ($ Thousands)		45,912

CASH EQUIVALENTS — 4.1%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010% **	2,076,177	2,076
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	99,103,971	99,104

Total Cash Equivalents (Cost $101,180) ($ Thousands)		101,180

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.040%, 03/05/2015	$1,647	1,647

Total U.S. Treasury Obligation (Cost $1,647) ($ Thousands)		1,647

Total Investments — 101.3% (Cost $1,820,780) ($ Thousands) ††		$2,506,259

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	210	Sep-2014	$628
S&P M id 400 Index E-MINI	22	Sep-2014	79

			$707

For the period ended August 31, 2014 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,473,294 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $1,820,780
($ Thousands), and the unrealized appreciation and depreciation were $693,271
($ Thousands) and $(7,792) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $45,187 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $45,912 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,357,520	$—	$—	$2,357,520
Affiliated Partnership	—	45,912	—	45,912
Cash Equivalents	101,180	—	—	101,180
U.S. Treasury Obligation	—	1,647	—	1,647

Total Investments in Securities	$2,458,700	$47,559	$—	$2,506,259

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$707	$—	$—	$707

Total Other Financial Instruments	$707	$—	$—	$707

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and
Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and
Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 14.2%
Advance Auto Parts	610	$83
AutoZone *	1,316	709
BorgWarner	1,580	98
Brinker International	5,420	265
Delphi Automotive	17,297	1,204
Dillard’s, Cl A	644	74
DIRECTV *	17,455	1,509
DISH Network, Cl A *	1,115	72
Dollar General *	9,748	624
Dollar Tree *	10,730	575
General Motors	42,832	1,491
Genuine Parts	6,400	562
Johnson Controls	1,582	77
Kohl’s	1,772	104
L Brands	10,214	652
Lear	11,666	1,180
Liberty Interactive, Cl A *	30,393	897
Macy’s	9,588	597
Magna International, Cl A	3,156	358
Newell Rubbermaid	5,965	200
NIKE, Cl B	1,074	84
Omnicom Group	390	28
O’Reilly Automotive *	1,699	265
Polaris Industries	3,047	443
priceline.com *	1,165	1,450
Royal Caribbean Cruises	1,311	84
Sally Beauty Holdings *	17,640	492
Time Warner Cable, Cl A	3,594	532
TJX	7,738	462
Toyota Motor ADR	17,044	1,948
Tribune *	7,052	537
TripAdvisor *	721	71
Viacom, Cl B	3,931	319
Whirlpool	7,520	1,151
Wyndham Worldwide	3,867	313
Yum! Brands	1,181	85

		19,595

Consumer Staples — 5.5%
Altria Group	6,766	292
Brown-Forman, Cl B	345	32
Church & Dwight	3,320	227
Coca-Cola Enterprises	13,263	634
Colgate-Palmolive	1,088	70
ConAgra Foods	802	26
Dr. Pepper Snapple Group	13,039	820
Estee Lauder, Cl A	1,031	79
General Mills	1,518	81
Hershey	4,190	383
Kimberly-Clark	2,668	288
Kroger	13,950	711
Lorillard	11,429	682
Mead Johnson Nutrition, Cl A	921	88
Philip Morris International	2,567	220
Reynolds American	520	30
Tyson Foods, Cl A	14,390	548
Walgreen	21,055	1,274
Wal-Mart Stores	15,344	1,159

		7,644

Energy — 10.5%
Anadarko Petroleum	650	73

Description	Shares	Market Value ($ Thousands)

Apache	10,941	$1,114
Baker Hughes	9,503	657
BP PLC ADR	19,710	943
Cameron International *	1,050	78
Canadian Natural Resources	13,788	601
Chevron	12,157	1,574
ConocoPhillips	4,497	365
Devon Energy	634	48
EOG Resources	16,225	1,783
Exxon Mobil	6,843	681
FMC Technologies *	1,642	102
Halliburton	21,761	1,471
Hess	7,378	746
Kinder Morgan	13,619	548
Marathon Petroleum	3,292	300
Murphy Oil	3,059	191
Noble Energy	350	25
Occidental Petroleum	11,089	1,150
SM Energy	5,607	499
Superior Energy Services	5,361	192
Valero Energy	11,692	633
Williams	12,743	757

		14,531

Financials — 17.4%
ACE	4,524	481
Aflac	722	44
Allstate	13,171	810
American Financial Group	5,338	320
American International Group	6,186	347
Ameriprise Financial	2,722	342
Assurant	7,869	525
Bank of America	47,729	768
Berkshire Hathaway, Cl B *	10,486	1,439
Blackstone Group	17,415	584
Capital One Financial	9,402	771
CBRE Group, Cl A *	7,290	232
Citigroup	32,006	1,653
Crown Castle International ‡	24,146	1,920
Discover Financial Services	10,946	683
Everest Re Group	4,886	800
Fifth Third Bancorp	3,167	64
Genworth Financial, Cl A *	18,313	260
Hartford Financial Services Group	14,719	545
Hatteras Financial ‡	36,779	732
IntercontinentalExchange Group	5,892	1,114
JPMorgan Chase	44,162	2,625
KKR	21,413	503
Lincoln National	11,233	618
McGraw-Hill	7,908	642
MetLife	31,675	1,734
Moody’s	343	32
PartnerRe	3,766	421
Principal Financial Group	530	29
Regions Financial	2,652	27
RenaissanceRe Holdings	748	77
Santander Consumer USA Holdings	10,000	186
SunTrust Banks	6,910	263
T. Rowe Price Group	396	32
Travelers	8,509	806
Two Harbors Investment ‡	40,082	430
Unum Group	602	22

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Wells Fargo	21,416	$1,102

		23,983

Health Care — 10.8%
Alexion Pharmaceuticals *	951	161
Allergan	9,979	1,633
AmerisourceBergen	8,311	643
Baxter International	930	70
Biogen Idec *	2,218	761
C.R. Bard	668	99
Cardinal Health	9,044	667
Celgene *	28,622	2,719
Cigna	5,350	506
DaVita *	1,118	83
Eli Lilly	1,698	108
Express Scripts Holding *	8,119	600
Gilead Sciences *	4,592	494
HCA Holdings *	2,763	193
Henry Schein *	227	27
Humana	3,041	391
Laboratory Corp of America Holdings *	417	45
McKesson	4,352	849
Merck	14,585	877
Novo Nordisk ADR	15,707	722
Omnicare	6,845	437
Perrigo	4,311	641
Pfizer	23,650	695
Quest Diagnostics	1,211	77
United Therapeutics *	4,114	485
WellPoint	7,802	909
Zimmer Holdings	279	28

		14,920

Industrials — 8.3%
3M	1,414	204
Alaska Air Group	1,771	82
Alliant Techsystems	3,453	435
American Airlines Group	9,339	364
Ametek	1,539	81
Avis Budget Group *	7,346	496
Boeing	893	113
Caterpillar	6,519	711
CSX	1,577	49
Delta Air Lines	36,898	1,461
Dover	277	24
Emerson Electric	1,125	72
Exelis	3,928	68
Expeditors International of Washington	1,725	71
FedEx	4,058	600
Flowserve	358	27
Generac Holdings *	4,025	187
General Dynamics	463	57
General Electric	34,250	890
Huntington Ingalls Industries	5,949	607
Joy Global	8,895	562
L-3 Communications Holdings, Cl 3	5,097	560
Lockheed Martin	4,671	813
Norfolk Southern	1,235	132
Northrop Grumman	5,784	736
Parker Hannifin	231	27
Republic Services, Cl A	759	30
Rockwell Automation	639	75

Description	Shares	Market Value ($ Thousands)

Southwest Airlines	6,101	$195
Trinity Industries	3,000	145
Union Pacific	2,927	308
United Continental Holdings *	1,520	72
United Parcel Service, Cl B	6,271	611
United Rentals *	715	84
Verisk Analytics, Cl A *	2,311	148
WW Grainger	1,573	387

		11,484

Information Technology — 23.0%
Activision Blizzard	25,718	605
Adobe Systems *	17,420	1,253
Amdocs	10,218	481
Amphenol, Cl A	305	32
Apple	32,110	3,291
Applied Materials	24,878	575
Arrow Electronics *	8,855	551
Avago Technologies, Cl A	1,060	87
Avnet	13,885	618
Baidu ADR *	2,838	609
CA	3,157	89
Check Point Software Technologies *	9,102	646
Cisco Systems	54,918	1,372
Computer Sciences	7,525	450
eBay *	28,995	1,609
EMC	10,427	308
Equinix *	7,268	1,587
Facebook, Cl A *	3,451	258
Fiserv *	446	29
Flextronics International *	40,889	451
Google, Cl A *	1,448	843
Google, Cl C *	1,529	874
Hewlett-Packard	3,031	115
Ingram Micro, Cl A *	18,829	543
Intel	27,815	971
International Business Machines	1,889	363
Intuit	13,122	1,092
Lam Research	10,103	726
Mastercard, Cl A	22,569	1,711
Micron Technology *	8,063	263
Microsoft	62,771	2,852
NetApp	1,950	82
Oracle	1,885	78
Paychex	1,850	77
Qualcomm	21,466	1,634
SanDisk	717	70
Seagate Technology	13,175	825
Symantec	1,098	27
VeriFone Holdings *	11,430	399
VeriSign *	1,386	79
Visa, Cl A	8,175	1,737
VMware, Cl A *	775	76
Western Digital	12,877	1,327
Western Union	1,366	24

		31,689

Materials — 3.4%
CF Industries Holdings	2,065	532
Dow Chemical	13,701	734
Eastman Chemical	385	32
Freeport-McMoRan Copper & Gold, Cl B	1,531	56
International Paper	1,609	78

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Louisiana-Pacific *	7,500	$107
LyondellBasell Industries, Cl A	8,450	966
PPG Industries	1,000	206
Reliance Steel & Aluminum	9,743	681
Rio Tinto ADR	4,200	226
Sherwin-Williams	164	36
Syngenta ADR	7,463	538
United States Steel	13,957	539

		4,731

Telecommunication Services — 3.1%
AT&T	15,804	552
CenturyLink	5,482	225
China Mobile ADR	20,109	1,252
Verizon Communications	44,938	2,239

		4,268

Utilities — 2.0%
AES	36,591	555
Ameren	1,597	64
American Water Works	4,192	212
DTE Energy	950	74
Edison International	10,633	629
Entergy	5,436	421
NiSource	14,006	556
PG&E	1,754	81
Public Service Enterprise Group	2,645	99
Wisconsin Energy	608	28

		2,719

Total Common Stock (Cost $110,946) ($ Thousands)		135,564

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	3,485,013	3,485

Total Cash Equivalent (Cost $3,485) ($ Thousands)		3,485

U.S. TREASURY OBLIGATION (A) (B) — 0.1%
U.S. Treasury Bills
0.040%, 03/05/2015	$104	104

Total U.S. Treasury Obligation (Cost $104) ($ Thousands)		104

Total Investments — 100.9% (Cost $114,535) ($ Thousands) ††		$139,153

Percentages are based on a Net Assets of $137,933 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $114,535 ($ Thousands), and the unrealized appreciation and depreciation were $25,057 ($ Thousands) and $(439) ($ Thousands), respectively.

‡	Real Estate Investment Trust.
(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$135,564	$—	$—	$135,564
Cash Equivalent	3,485	—	—	3,485
U.S. Treasury Obligation	—	104	—	104

Total Investments in Securities	$139,049	$104	$—	$139,153

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Consumer Discretionary — 10.7%
Aaron’s	15,300	$392
Advance Auto Parts	100,161	13,664
Amazon.com *	3,100	1,051
Aramark	13,180	341
AutoZone *	67,386	36,310
Best Buy	300,200	9,573
Bloomin’ Brands *	34,965	582
BorgWarner	49,900	3,103
Carter’s	16,825	1,393
CBS, Cl B	29,900	1,773
Chico’s FAS	68,630	1,084
Comcast, Cl A	964,472	52,765
Delphi Automotive	256,940	17,878
Dillard’s, Cl A	80,900	9,249
DIRECTV *	210,325	18,183
Discovery Communications, Cl A *	266,600	11,656
Dollar General *	26,801	1,715
Expedia	1,400	120
Finish Line, Cl A	14,200	421
Foot Locker	24,800	1,392
Ford Motor	523,968	9,122
Gap	229,417	10,588
Garmin (A)	42,900	2,331
General Motors	438,545	15,261
Goodyear Tire & Rubber	108,100	2,807
Graham Holdings, Cl B	3,422	2,460
Harley-Davidson	1,900	121
Harman International Industries	26,700	3,073
Hasbro	78,820	4,150
Home Depot	168,600	15,764
Houghton Mifflin Harcourt *	76,199	1,463
Hyatt Hotels, Cl A *	24,645	1,506
Iconix Brand Group * (A)	23,760	989
Interpublic Group	58,900	1,150
J.C. Penney * (A)	32,955	356
Kohl’s	236,123	13,882
LifeLock * (A)	44,790	664
Lowe’s	99,100	5,204
Macy’s	500,438	31,172
Madison Square Garden, Cl A *	14,800	989
Markit *	51,610	1,291
Marriott International, Cl A	10,700	743
Marriott Vacations Worldwide *	6,400	381
Matthews International, Cl A	22,825	1,053
McDonald’s	287,077	26,905
MDC Partners, Cl A	53,260	1,166
Michael Kors Holdings *	154,317	12,364
Modine Manufacturing *	102,503	1,458
NetFlix *	8,800	4,203
Newell Rubbermaid	63,700	2,135
NIKE, Cl B	51,900	4,077
Norwegian Cruise Line Holdings *	36,075	1,202
Omnicom Group	50,864	3,663
Orbitz Worldwide *	260,770	2,139
O’Reilly Automotive *	26,300	4,102
priceline.com *	2,700	3,360
PVH	41,130	4,801
Ross Stores	204,290	15,408
ServiceMaster Global Holdings *	59,595	1,463
Starz *	119,783	3,748

Description	Shares	Market Value ($ Thousands)

Steven Madden *	36,780	$1,250
Target	25,956	1,559
Taylor Morrison Home, Cl A *	59,175	1,174
Tenneco *	12,455	798
Thor Industries	27,200	1,461
Time Warner	164,020	12,634
Time Warner Cable, Cl A	51,512	7,620
TJX	193,660	11,544
Twenty-First Century Fox, Cl A	310,340	10,992
Under Armour, Cl A *	25,300	1,729
VF	35,100	2,251
Viacom, Cl B	320,520	26,010
Walt Disney	180,550	16,228
Wyndham Worldwide	62,000	5,018
Wynn Resorts	21,500	4,147
Yum! Brands	79,600	5,765

		511,539

Consumer Staples — 8.6%
Altria Group	108,673	4,682
Archer-Daniels-Midland	150,586	7,508
Brown-Forman, Cl B	4,300	398
Cal-Maine Foods	3,700	293
Clorox	8,000	709
Coca-Cola	307,552	12,831
Coca-Cola Enterprises	401,877	19,202
Colgate-Palmolive	49,300	3,191
Constellation Brands, Cl A *	272,636	23,744
Costco Wholesale	35,200	4,262
CVS Caremark	505,932	40,196
Diageo	601,670	17,741
Dr. Pepper Snapple Group	5,400	340
General Mills	20,300	1,083
Henkel	143,977	13,729
Hershey	27,200	2,487
Hormel Foods	33,300	1,688
Kellogg	31,200	2,027
Kimberly-Clark	141,461	15,278
Kroger	553,456	28,215
Lorillard	61,853	3,692
Molson Coors Brewing, Cl B	190,818	14,111
Mondelez International, Cl A	668,803	24,204
Monster Beverage *	62,400	5,517
PepsiCo	205,962	19,049
Philip Morris International	607,349	51,977
Pilgrim’s Pride *	73,616	2,199
Procter & Gamble	168,901	14,037
Reynolds American	10,469	612
Rite Aid *	244,353	1,520
Safeway	55,000	1,913
Sanderson Farms	18,700	1,745
Sysco (A)	393,255	14,877
Tyson Foods, Cl A	305,918	11,643
Walgreen	48,100	2,911
Wal-Mart Stores	578,665	43,689

		413,300

Energy — 9.1%
Anadarko Petroleum	49,800	5,612
Athlon Energy *	24,615	1,146
Baker Hughes	132,800	9,182
Cabot Oil & Gas	25,500	855
Chesapeake Energy	129,900	3,533
Chevron	520,301	67,353
Cimarex Energy	8,900	1,292

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

ConocoPhillips	540,033	$43,861
CONSOL Energy	37,400	1,506
Devon Energy	29,761	2,245
Diamond Offshore Drilling (A)	20,080	882
EOG Resources	191,745	21,069
EP Energy, Cl A * (A)	77,490	1,498
EQT	34,700	3,437
Exxon Mobil	545,173	54,223
Halliburton	159,080	10,755
Helmerich & Payne	99,400	10,442
Hess	22,600	2,285
Marathon Petroleum	268,559	24,442
Memorial Resource Development *	46,960	1,384
Nabors Industries	414,127	11,268
National Oilwell Varco	292,130	25,249
Newfield Exploration *	19,000	852
Noble Energy	375,210	27,068
Occidental Petroleum	232,157	24,082
Oil States International *	11,100	717
ONEOK	19,700	1,383
Phillips 66	267,042	23,238
Pioneer Natural Resources	4,500	939
Range Resources	8,200	644
RPC	49,700	1,132
Schlumberger	254,445	27,897
Southwestern Energy *	52,900	2,178
Spectra Energy	5,700	237
Transocean (A)	25,030	968
Unit *	5,700	375
Valero Energy	396,905	21,488
Williams	3,800	226

		436,943

Financials — 14.3%
Aflac	156,400	9,578
Allstate	47,980	2,950
Ally Financial *	22,303	549
American Campus Communities ‡	11,400	451
American Equity Investment Life Holding (A)	47,440	1,174
American Express	429,666	38,476
American Financial Group	38,100	2,285
American International Group	732,628	41,071
American Tower, Cl A ‡	2,300	227
Ameriprise Financial	37,736	4,746
Annaly Capital Management ‡	702,084	8,355
Aon	18,700	1,630
Apartment Investment & Management, Cl A ‡	6,600	226
Apollo Residential Mortgage ‡	15,800	266
Arch Capital Group *	27,710	1,540
Artisan Partners Asset Management, Cl A	13,700	760
Assurant	26,900	1,795
Bank of America	494,973	7,964
Bank of New York Mellon	12,400	486
BB&T	4,700	176
Berkshire Hathaway, Cl B *	147,874	20,296
BlackRock, Cl A	19,900	6,578
Boston Properties ‡	1,500	182
Capital One Financial	367,042	30,119
CBRE Group, Cl A *	658,682	20,933
Chambers Street Properties ‡	66,100	515

Description	Shares	Market Value ($ Thousands)

Charles Schwab	62,100	$1,770
Cincinnati Financial	34,900	1,678
CIT Group	308,619	14,801
Citigroup	1,191,930	61,563
CME Group, Cl A	226,210	17,316
Cohen & Steers (A)	29,950	1,307
DCT Industrial Trust ‡	157,090	1,249
Digital Realty Trust ‡ (A)	48,200	3,145
Discover Financial Services	309,473	19,302
E*TRADE Financial *	113,400	2,524
East West Bancorp	39,010	1,359
Equity Residential ‡	4,700	312
Essex Property Trust ‡	3,000	580
Everest Re Group	64,533	10,573
Extra Space Storage ‡	33,535	1,767
Fifth Third Bancorp	314,937	6,426
First Niagara Financial Group	132,100	1,149
Franklin Resources	112,300	6,347
Franklin Street Properties ‡	42,800	520
Fulton Financial	50,500	583
General Growth Properties ‡	19,300	474
Genworth Financial, Cl A *	862,970	12,245
Goldman Sachs Group	72,352	12,959
Hartford Financial Services Group	428,125	15,862
Highwoods Properties ‡	30,455	1,296
Hospitality Properties Trust ‡	49,000	1,442
Host Hotels & Resorts ‡	129,465	2,954
Huntington Bancshares	139,700	1,375
IntercontinentalExchange Group	101,079	19,104
Janus Capital Group	51,110	621
Jones Lang LaSalle	138,154	18,459
JPMorgan Chase	976,123	58,031
KeyCorp	318,500	4,335
Kilroy Realty ‡ (A)	25,275	1,599
LaSalle Hotel Properties ‡	45,890	1,677
Legg Mason	20,600	1,016
Lincoln National	201,835	11,109
Macerich ‡	3,800	248
Marsh & McLennan	238,680	12,674
McGraw Hill Financial	275,640	22,363
Moody’s	10,700	1,001
Morgan Stanley	40,800	1,400
Mortgage Investment Trust ‡	17,600	352
NASDAQ OMX Group	33,300	1,448
Navient	501,264	8,993
Nelnet, Cl A	11,500	506
Old Republic International	613,732	9,421
PacWest Bancorp	46,000	1,929
PartnerRe	19,500	2,178
Piper Jaffray *	6,400	341
PNC Financial Services Group	194,998	16,526
Prologis ‡	100,800	4,127
Prudential Financial	1,300	117
Realogy Holdings *	223,400	9,108
Regions Financial	34,500	350
Signature Bank NY *	81,220	9,621
Simon Property Group ‡	47,029	7,996
Springleaf Holdings, Cl A *	44,100	1,468
Strategic Hotels & Resorts ‡ *	23,700	282
T. Rowe Price Group	41,372	3,351
Torchmark	52,800	2,880
Travelers	24,800	2,349
United Bankshares (A)	48,160	1,587
Unum Group	36,000	1,306

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

US Bancorp	155,766	$6,586
Vornado Realty Trust ‡	2,900	307
Voya Financial	228,498	8,932
Waddell & Reed Financial, Cl A	24,438	1,332
Wells Fargo	448,055	23,048
Wintrust Financial	34,170	1,591

		687,875

Health Care — 14.3%
Abbott Laboratories	200,700	8,477
AbbVie	391,722	21,654
Actavis *	135,298	30,710
Aetna	130,295	10,701
Agilent Technologies	4,900	280
Alexion Pharmaceuticals *	47,200	7,990
Allergan	188,611	30,872
AmerisourceBergen	76,600	5,928
Amgen	184,083	25,658
Aratana Therapeutics *	36,790	428
Baxter International	27,415	2,056
Becton Dickinson	28,500	3,339
Biogen Idec *	84,391	28,950
Boston Scientific *	467,000	5,921
Bristol-Myers Squibb	420,387	21,293
Brookdale Senior Living, Cl A *	44,590	1,558
C.R. Bard	26,300	3,904
Cardinal Health	39,000	2,874
CareFusion *	92,433	4,244
Celgene *	40,700	3,867
Cerner * (A)	41,400	2,387
Cigna	112,500	10,643
Covidien	85,624	7,435
Edwards Lifesciences *	3,400	337
Eli Lilly	315,769	20,070
Express Scripts Holding *	551,331	40,760
Gilead Sciences *	544,344	58,561
HCA Holdings *	53,285	3,720
Hospira *	4,300	231
Humana	33,400	4,300
Intuitive Surgical *	7,350	3,455
Johnson & Johnson	372,372	38,626
Laboratory Corp of America Holdings *	1,500	161
Magellan Health Services *	21,590	1,206
Mallinckrodt *	11,400	929
McKesson	176,167	34,358
Medtronic	51,476	3,287
Merck	302,703	18,195
Mylan Laboratories *	208,028	10,110
PerkinElmer	38,500	1,727
Perrigo	8,800	1,309
Pfizer	2,660,695	78,198
Phibro Animal Health, Cl A	69,035	1,321
Quintiles Transnational Holdings *	187,965	10,548
Sirona Dental Systems *	10,555	860
St. Jude Medical	50,200	3,293
Thermo Fisher Scientific	150,580	18,101
UnitedHealth Group	514,750	44,619
Varian Medical Systems *	8,100	689
Vertex Pharmaceuticals *	91,850	8,594
WellPoint	36,700	4,276
Zimmer Holdings	7,400	735
Zoetis, Cl A	857,311	30,383

		684,128

Description	Shares	Market Value ($ Thousands)

Industrials — 11.4%
3M	229,607	$33,064
ACCO Brands *	171,365	1,325
Actuant, Cl A	51,470	1,736
Advanced Drainage Systems *	66,115	1,254
Air Lease, Cl A	28,835	1,093
Alaska Air Group	25,465	1,180
Allegion	35,133	1,807
Altra Industrial Motion	36,460	1,213
American Airlines Group	267,245	10,398
Ametek	27,300	1,445
AO Smith	22,600	1,109
Applied Industrial Technologies	21,515	1,048
Avis Budget Group *	124,566	8,410
BE Aerospace *	12,120	1,027
Boeing	158,038	20,039
Canadian National Railway	223,130	16,034
Carlisle	10,700	887
Caterpillar	3,400	371
Cintas	23,600	1,561
Cummins	9,700	1,407
Danaher	40,700	3,118
Deere	247,445	20,808
Delta Air Lines	186,576	7,385
Eaton	156,460	10,923
Echo Global Logistics *	41,589	1,080
EMCOR Group	28,960	1,251
Emerson Electric	155,600	9,962
Equifax	2,300	181
FedEx	153,988	22,772
Flowserve	29,000	2,201
General Dynamics	12,500	1,541
General Electric	2,162,445	56,180
Hexcel *	15,400	634
Honeywell International	273,143	26,011
Huntington Ingalls Industries	12,700	1,297
Illinois Tool Works	92,000	8,115
Ingersoll-Rand	24,100	1,451
Joy Global (A)	167,555	10,581
Kennametal	26,850	1,203
L-3 Communications Holdings, Cl 3	82,604	9,082
Lockheed Martin	163,774	28,497
Manpowergroup	109,838	8,521
Nielsen Holdings	62,600	2,942
Norfolk Southern	58,200	6,227
Northrop Grumman	248,821	31,655
On Assignment *	28,700	848
Oshkosh Truck	80,300	3,989
Parker Hannifin	68,875	7,955
Pentair	37,400	2,546
Pitney Bowes (A)	79,400	2,149
Polypore International * (A)	20,800	932
Quanta Services *	42,615	1,549
Raytheon	142,900	13,767
Republic Services, Cl A	201,730	7,934
Rockwell Automation	5,500	641
RR Donnelley & Sons	85,473	1,510
Ryder System	17,300	1,563
Snap-on	5,700	712
Southwest Airlines	800,521	25,625
Toro	17,335	1,067
TriMas *	48,975	1,552

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Tyco International	810,350	$36,158
Union Pacific	184,100	19,380
United Parcel Service, Cl B	60,500	5,888
United Technologies	272,068	29,378
Woodward Governor	30,180	1,576
Xylem	100	4

		546,749

Information Technology — 19.9%
Accenture, Cl A	280,718	22,755
Activision Blizzard	96,679	2,276
Alliance Data Systems *	17,600	4,658
Amdocs	224,130	10,556
Amphenol, Cl A	5,100	525
Apple	1,507,216	154,490
Applied Materials	476,450	11,008
Arrow Electronics *	51,679	3,217
Autodesk *	7,400	397
Automatic Data Processing	70,900	5,919
Avago Technologies, Cl A	36,000	2,955
Blackhawk Network Holdings, Cl A * (A)	55,140	1,521
Broadcom, Cl A	64,700	2,548
Broadridge Financial Solutions	40,400	1,718
BroadSoft *	45,560	1,087
CA	86,000	2,429
Cisco Systems	959,505	23,978
Cognizant Technology Solutions, Cl A *	120,628	5,516
Computer Sciences	204,398	12,221
Convergys	61,985	1,190
Corning	24,500	511
DST Systems	211,564	19,635
eBay *	285,850	15,865
EMC	882,975	26,074
F5 Networks *	4,800	596
Facebook, Cl A *	429,520	32,137
Fidelity National Information Services	46,500	2,639
Fiserv *	115,800	7,466
FLIR Systems	49,435	1,670
Google, Cl A *	73,085	42,562
Google, Cl C *	84,950	48,557
Harris	45,200	3,227
Hewlett-Packard	847,815	32,217
iGATE *	26,500	992
Informatica *	39,235	1,336
Ingram Micro, Cl A *	53,300	1,537
Intel	1,028,354	35,910
InterDigital	19,180	851
International Business Machines	256,919	49,405
Intuit	27,582	2,294
j2 Global (A)	32,635	1,744
Linear Technology	17,000	767
Littelfuse	12,975	1,193
Mastercard, Cl A	499,935	37,900
Micron Technology *	579,749	18,900
Micros Systems *	32,756	2,226
Microsemi *	35,450	944
Microsoft	1,171,613	53,226
Motorola Solutions	20,300	1,206
NeuStar, Cl A * (A)	7,625	225
NXP Semiconductor *	167,710	11,492
Oracle	1,201,365	49,893

Description	Shares	Market Value ($ Thousands)

Qualcomm	669,021	$50,912
Red Hat *	175,785	10,709
Rovi *	32,165	744
Seagate Technology	46,500	2,910
Skyworks Solutions	43,900	2,487
Symantec	335,700	8,151
Syntel *	8,000	715
Texas Instruments	408,915	19,702
TIBCO Software *	46,425	968
VeriSign * (A)	28,200	1,609
Visa, Cl A	87,062	18,502
Web.com Group *	28,525	541
Western Digital	146,550	15,096
Western Union (A)	816,944	14,272
Xerox	1,942,422	26,825
Xilinx	8,200	347
Yahoo! *	85,000	3,273

		953,924

Materials — 3.2%
Alcoa	433,200	7,196
Allegheny Technologies	18,600	784
Ball	13,800	885
Carpenter Technology	17,215	942
Celanese, Cl A	13,000	813
Compass Minerals International	15,500	1,381
Dow Chemical	426,381	22,833
E.I. du Pont de Nemours	68,891	4,554
Eastman Chemical	143,340	11,821
Ecolab	23,200	2,664
FMC	7,500	496
Freeport-McMoRan Copper & Gold, Cl B	472,709	17,192
International Flavors & Fragrances	1,700	173
KapStone Paper and Packaging *	26,350	810
Koppers Holdings	32,060	1,190
LyondellBasell Industries, Cl A	280,721	32,101
Martin Marietta Materials	7,800	1,022
Monsanto	155,955	18,036
Owens-Illinois *	34,390	1,059
PPG Industries	3,800	782
Praxair	34,100	4,486
Schweitzer-Mauduit International	37,565	1,609
Sigma-Aldrich	1,800	187
Silver Wheaton	21,785	545
Southern Copper	65,900	2,162
Steel Dynamics	39,600	920
Taminco *	73,280	1,755
Tronox, Cl A	43,755	1,328
Vulcan Materials (A)	221,210	14,020
Westlake Chemical	5,500	534

		154,280

Telecommunication Services — 1.7%
AT&T	690,269	24,132
Frontier Communications	42,300	288
Verizon Communications	1,147,114	57,149

		81,569

Utilities — 2.6%
AES	360,032	5,465
AGL Resources	126,200	6,728
Ameren	35,400	1,416
American Electric Power	12,000	645

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Calpine *	15,300	$364
CMS Energy	127,840	3,904
Dominion Resources	90,200	6,334
Duke Energy	29,800	2,205
Edison International	317,761	18,792
Entergy	251,987	19,506
Exelon (A)	583,899	19,514
NextEra Energy	72,300	7,118
NiSource	74,900	2,971
Northeast Utilities	6,400	294
NRG Energy	140,938	4,338
Pattern Energy Group, Cl A	32,975	1,063
Pepco Holdings	43,500	1,199
PPL	235,900	8,169
Public Service Enterprise Group	131,200	4,905
SCANA	39,800	2,067
Sempra Energy	51,200	5,426
Southern	21,200	941
Wisconsin Energy (A)	14,000	635

		123,999

Total Common Stock (Cost $3,822,382) ($ Thousands)		4,594,306

PREFERRED STOCK — 0.1%

Consumer Staples — 0.1%
Henkel	27,412	2,881

Total Preferred Stock (Cost $2,408) ($ Thousands)		2,881

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	73,400,760	73,401

Total Affiliated Partnership (Cost $73,401) ($ Thousands)		73,401

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	154,300,088	154,300

Total Cash Equivalent (Cost $154,300) ($ Thousands)		154,300

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.014%, 09/18/2014	$200	200
0.040%, 03/05/2015	5,242	5,241

Total U.S. Treasury Obligations (Cost $5,441) ($ Thousands)		5,441

Total Investments — 100.8% (Cost $4,057,932) ($ Thousands) ††		$4,830,329

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	1,452	Sep-2014	$3,947

			$3,947

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,794,320 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $4,057,932 ($ Thousands), and the unrealized appreciation and depreciation were $784,951 ($ Thousands) and $(12,554) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $71,858 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $73,401 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

The following is a list of the inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,594,306	$—	$—	$4,594,306
Preferred Stock	2,881	—	—	2,881
Affiliated Partnership	—	73,401	—	73,401
Cash Equivalent	154,300	—	—	154,300
U.S. Treasury Obligations	—	5,441	—	5,441

Total Investments in Securities	$4,751,487	$78,842	$—	$4,830,329

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3,947	$—	$—	$3,947

Total Other Financial Instruments	$3,947	$—	$—	$3,947

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Consumer Discretionary — 12.2%
Aaron’s	7,400	$190
Abercrombie & Fitch, Cl A (A)	6,702	280
Advance Auto Parts	6,008	820
Allison Transmission Holdings	12,700	390
Amazon.com *	33,789	11,456
AMC Networks, Cl A *	5,485	343
Apollo Education Group, Cl A *	8,864	246
Ascena Retail Group *	11,700	204
AutoNation *	6,632	360
AutoZone *	2,907	1,566
Bally Technologies *	3,500	277
Bed Bath & Beyond *	17,915	1,151
Best Buy	24,947	796
Big Lots	5,200	241
BorgWarner (A)	20,464	1,273
Brinker International	6,283	307
Burger King Worldwide (A)	9,700	311
Cabela’s *	3,300	201
Cablevision Systems, Cl A (A)	17,542	325
Carmax *	20,460	1,072
Carnival, Cl A	37,100	1,405
Carter’s	4,300	356
CBS, Cl B	46,999	2,787
CBS Outdoor Americas ‡	11,305	389
Charter Communications, Cl A *	7,100	1,114
Chico’s FAS	13,700	217
Chipotle Mexican Grill, Cl A *	2,819	1,913
Choice Hotels International (A)	2,584	140
Cinemark Holdings	8,700	307
Clear Channel Outdoor Holdings, Cl A	700	5
Coach (A)	23,467	864
Comcast, Cl A	233,125	12,759
CST Brands	7,148	249
Darden Restaurants (A)	12,222	578
Deckers Outdoor *	2,600	240
DeVry Education Group	5,700	245
Dick’s Sporting Goods	8,758	395
Dillard’s, Cl A	1,900	217
DIRECTV *	41,939	3,626
Discovery Communications, Cl C *	21,100	907
Discovery Communications, Cl A * (A)	21,100	922
DISH Network, Cl A *	19,162	1,242
Dollar General *	27,800	1,779
Dollar Tree *	17,858	958
Domino’s Pizza	5,000	377
DR Horton	26,068	565
DreamWorks Animation SKG,
Cl A *	6,434	140
DSW, Cl A	7,200	223
Dunkin’ Brands Group	9,800	427
Expedia (A)	8,567	736
Family Dollar Stores	8,762	700
Foot Locker	13,369	750
Ford Motor	348,184	6,062
Fossil Group *	4,000	405
GameStop, Cl A (A)	11,000	464
Gannett	21,259	718
Gap	23,721	1,095

Description	Shares	Market Value ($ Thousands)

Garmin (A)	11,200	$608
General Motors	144,700	5,036
Gentex	13,132	388
Genuine Parts	13,371	1,173
GNC Holdings, Cl A	9,100	345
Goodyear Tire & Rubber	22,852	593
Graham Holdings, Cl B	357	257
Groupon, Cl A * (A)	44,900	305
H&R Block	25,225	846
Hanesbrands	9,143	939
Harley-Davidson	20,103	1,278
Harman International Industries	6,268	721
Hasbro	10,667	561
Hilton Worldwide Holdings *	12,400	314
Home Depot	123,015	11,502
HomeAway *	8,500	282
Hyatt Hotels, Cl A *	3,800	232
International Game Technology	22,643	382
Interpublic Group	34,875	681
J.C. Penney * (A)	22,351	242
Jarden *	12,050	720
John Wiley & Sons, Cl A (A)	4,042	242
Johnson Controls	59,545	2,906
Kate Spade & Co *	11,900	385
Kohl’s	18,019	1,059
L Brands	21,157	1,351
Lamar Advertising, Cl A	7,040	369
Las Vegas Sands	33,393	2,221
Lear	7,500	759
Leggett & Platt (A)	11,219	394
Lennar, Cl A (A)	15,430	605
Liberty Interactive, Cl A *	44,147	1,303
Liberty Media *	24,960	1,216
Liberty Ventures, Ser A *	5,806	221
Lions Gate Entertainment (A)	7,400	240
Live Nation *	13,600	299
LKQ *	27,200	773
Lowe’s	91,910	4,826
Macy’s	32,830	2,045
Madison Square Garden, Cl A *	5,360	358
Marriott International, Cl A	20,387	1,415
Mattel	31,142	1,074
McDonald’s	88,780	8,320
MGM Resorts International *	30,839	755
Michael Kors Holdings *	18,800	1,506
Mohawk Industries *	5,066	740
Morningstar	1,800	124
Murphy USA *	4,188	228
NetFlix *	5,400	2,579
Newell Rubbermaid	25,365	850
News, Cl A *	44,846	790
NIKE, Cl B	63,034	4,951
Nordstrom	12,712	880
Norwegian Cruise Line Holdings *	8,200	273
NVR *	424	497
Omnicom Group	23,744	1,710
O’Reilly Automotive *	9,740	1,519
Panera Bread, Cl A *	2,262	339
Penske Auto Group	4,000	192
PetSmart	8,373	599
Polaris Industries (A)	5,900	858
priceline.com *	4,600	5,724
PulteGroup	31,745	610
PVH	7,000	817

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Ralph Lauren, Cl A	5,080	$860
Regal Entertainment Group, Cl A (A)	7,388	155
Ross Stores	19,553	1,475
Royal Caribbean Cruises	15,300	976
Sally Beauty Holdings *	15,500	432
Scripps Networks Interactive, Cl A	9,172	731
Sears Holdings * (A)	3,428	119
SeaWorld Entertainment	6,400	133
Service International	14,794	328
Signet Jewelers	7,400	872
Sirius XM Holdings * (A)	232,500	844
Six Flags Entertainment	6,500	237
Staples (A)	56,364	658
Starbucks	67,406	5,245
Starwood Hotels & Resorts Worldwide	17,584	1,487
Starz *	8,820	276
Target	56,485	3,393
Tempur Sealy International *	5,600	328
Tesla Motors * (A)	8,400	2,265
Thomson Reuters	32,600	1,235
Thor Industries	4,100	220
Tiffany	10,325	1,042
Time Warner	79,179	6,099
Time Warner Cable, Cl A	24,984	3,696
TJX	62,808	3,744
Toll Brothers *	15,751	561
Tractor Supply	11,800	790
TripAdvisor * (A)	10,267	1,018
TRW Automotive Holdings *	9,393	904
Tupperware Brands	4,800	352
Twenty-First Century Fox, Cl A	170,585	6,042
Ulta Salon Cosmetics & Fragrance *	5,952	579
Under Armour, Cl A *	15,800	1,080
Urban Outfitters *	8,220	327
VF	30,968	1,986
Viacom, Cl B	38,569	3,130
Visteon *	4,400	445
Walt Disney	155,272	13,956
Wendy’s (A)	24,175	197
Whirlpool	6,987	1,069
Williams-Sonoma	7,562	497
Wyndham Worldwide	11,668	944
Wynn Resorts	7,396	1,427
Yum! Brands	39,248	2,843

		229,409

Consumer Staples — 8.4%
Altria Group	178,340	7,683
Archer-Daniels-Midland	59,079	2,946
Avon Products	35,206	494
Brown-Forman, Cl B	13,827	1,281
Bunge	13,500	1,143
Campbell Soup (A)	14,278	640
Church & Dwight	11,507	785
Clorox (A)	12,103	1,072
Coca-Cola	356,040	14,854
Coca-Cola Enterprises	22,715	1,085
Colgate-Palmolive	81,950	5,305
ConAgra Foods	37,986	1,223
Constellation Brands, Cl A *	13,931	1,213
Costco Wholesale	39,681	4,804

Description	Shares	Market Value ($ Thousands)

Coty, Cl A	6,400	$110
CVS Caremark	105,052	8,346
Dr. Pepper Snapple Group (A)	18,000	1,133
Energizer Holdings	5,641	685
Estee Lauder, Cl A	21,108	1,622
Flowers Foods	11,825	231
General Mills	55,092	2,941
Hain Celestial Group *	4,700	462
Herbalife (A)	6,500	331
Hershey	13,698	1,252
Hormel Foods	12,278	622
Ingredion	7,100	566
JM Smucker	9,811	1,007
Kellogg	23,603	1,533
Keurig Green Mountain (A)	12,400	1,653
Kimberly-Clark	33,818	3,652
Kraft Foods Group	53,702	3,163
Kroger	45,973	2,344
Lorillard	32,050	1,913
McCormick	11,993	836
Mead Johnson Nutrition, Cl A	18,586	1,777
Molson Coors Brewing, Cl B	12,262	907
Mondelez International, Cl A	151,606	5,487
Monster Beverage *	13,000	1,149
Nu Skin Enterprises, Cl A	5,500	246
PepsiCo	136,452	12,621
Philip Morris International	141,568	12,116
Pilgrim’s Pride *	5,700	170
Pinnacle Foods	4,900	159
Procter & Gamble	242,674	20,169
Reynolds American	28,320	1,656
Rite Aid *	91,900	572
Safeway	21,820	759
Spectrum Brands Holdings	1,900	165
Sprouts Farmers Market *	9,200	285
Sysco (A)	52,448	1,984
Tyson Foods, Cl A	24,665	939
Walgreen	85,625	5,182
Wal-Mart Stores	143,279	10,817
WhiteWave Foods, Cl A *	15,722	551
Whole Foods Market	33,004	1,292

		157,933

Energy — 9.6%
Anadarko Petroleum	45,240	5,098
Antero Resources *	5,000	289
Apache	34,359	3,499
Athlon Energy *	4,800	223
Atwood Oceanics *	5,800	287
Baker Hughes	38,740	2,678
Cabot Oil & Gas	38,300	1,285
Cameron International *	18,344	1,363
Cheniere Energy *	21,800	1,750
Chesapeake Energy	47,266	1,286
Chevron	170,702	22,097
Cimarex Energy	8,000	1,161
Cobalt International Energy *	25,100	385
Concho Resources *	9,600	1,364
ConocoPhillips	110,376	8,965
CONSOL Energy	19,644	791
Continental Resources * (A)	4,000	645
Denbury Resources (A)	32,324	557
Devon Energy	36,613	2,761
Diamond Offshore Drilling (A)	6,209	273

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Dresser-Rand Group *	6,034	$418
Dril-Quip *	3,700	375
Energen	6,637	534
EOG Resources	48,990	5,383
EQT	13,266	1,314
Exxon Mobil	385,138	38,306
FMC Technologies *	21,620	1,337
Golar LNG (A)	4,500	284
Gulfport Energy *	7,200	421
Halliburton	75,636	5,114
Helmerich & Payne	8,650	909
Hess	24,912	2,519
HollyFrontier	18,226	912
Kinder Morgan (A)	60,222	2,425
Kosmos Energy *	9,200	92
Laredo Petroleum Holdings *	7,000	165
Marathon Oil	60,676	2,530
Marathon Petroleum	22,188	2,019
Murphy Oil	15,454	965
Nabors Industries	26,800	729
National Oilwell Varco	38,480	3,326
Newfield Exploration *	10,499	471
Noble Energy	32,824	2,368
Oasis Petroleum *	8,600	423
Occidental Petroleum	70,554	7,319
Oceaneering International	9,700	675
Oil States International *	4,300	278
ONEOK	18,958	1,331
Patterson-UTI Energy	13,232	457
PBF Energy, Cl A	2,900	82
Peabody Energy (A)	24,774	393
Phillips 66	51,088	4,446
Pioneer Natural Resources	12,844	2,680
QEP Resources	16,646	592
Range Resources	14,239	1,119
Rice Energy *	4,600	135
Rowan, Cl A	12,686	385
RPC	5,550	126
SandRidge Energy * (A)	45,400	238
Schlumberger	117,063	12,835
Seadrill (A)	30,700	1,144
Seventy Seven Energy *	3,547	83
SM Energy	5,500	490
Southwestern Energy *	30,776	1,267
Spectra Energy	61,309	2,554
Superior Energy Services	12,300	441
Targa Resources	3,600	502
Teekay	3,800	233
Tesoro	11,046	715
Tidewater	4,570	232
Ultra Petroleum * (A)	14,100	374
Unit *	4,527	298
Valero Energy	47,336	2,563
Whiting Petroleum *	10,700	991
Williams	66,946	3,979
World Fuel Services (A)	5,500	244
WPX Energy *	16,148	430

		179,727

Financials — 16.5%
ACE	30,100	3,200
Affiliated Managers Group *	4,820	1,018
Aflac	40,256	2,465
Alexandria Real Estate Equities ‡	6,600	522

Description	Shares	Market Value ($ Thousands)

Alleghany *	1,504	$648
Allied World Assurance Holdings	8,900	329
Allstate	39,725	2,443
Ally Financial Inc *	25,500	627
American Campus Communities ‡	9,500	375
American Capital Agency ‡	31,659	749
American Express	81,434	7,293
American Financial Group	7,014	421
American Homes 4 Rent, Cl A ‡	13,200	236
American International Group	129,823	7,278
American National Insurance	222	25
American Realty Capital Properties ‡	81,400	1,071
American Tower, Cl A ‡	35,522	3,502
Ameriprise Financial	16,800	2,113
Annaly Capital Management ‡	82,111	977
Aon	26,644	2,322
Apartment Investment & Management, Cl A ‡	10,199	349
Arch Capital Group *	12,000	667
Arthur J Gallagher	12,004	567
Artisan Partners Asset Management, Cl A	2,500	139
Aspen Insurance Holdings	7,000	298
Associated Banc	14,684	267
Assurant	7,093	473
Assured Guaranty	15,100	365
AvalonBay Communities ‡	11,941	1,840
Axis Capital Holdings	9,900	477
Bank of America	942,963	15,172
Bank of Hawaii	4,082	237
Bank of New York Mellon	102,309	4,008
BankUnited	9,600	303
BB&T	64,306	2,401
Berkshire Hathaway, Cl B *	164,100	22,523
BioMed Realty Trust ‡ (A)	19,100	429
BlackRock, Cl A	11,385	3,763
BOK Financial	2,475	167
Boston Properties ‡	14,084	1,710
Brandywine Realty Trust ‡	18,000	288
Brown & Brown	11,124	363
Camden Property Trust ‡	6,347	475
Capital One Financial	51,625	4,236
CBL & Associates Properties ‡	15,700	298
CBOE Holdings	7,900	419
CBRE Group, Cl A *	22,617	719
Charles Schwab	100,785	2,873
Chimera Investment ‡	94,400	312
Chubb	21,618	1,988
Cincinnati Financial	13,486	649
CIT Group	16,600	796
Citigroup	272,404	14,070
City National	3,538	268
CME Group, Cl A	28,870	2,210
CNA Financial	1,700	66
Columbia Property Trust ‡	11,800	303
Comerica	15,553	783
Commerce Bancshares	7,088	327
Corporate Office Properties Trust ‡	7,900	224
Corrections Corp of America ‡	10,240	365
Crown Castle International ‡	29,896	2,377
Cullen/Frost Bankers (A)	4,568	359
DDR ‡	24,700	450
Digital Realty Trust ‡ (A)	12,000	783

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Discover Financial Services	41,789	$2,606
Douglas Emmett ‡	14,000	400
Duke Realty ‡	29,509	549
E*TRADE Financial *	26,500	590
East West Bancorp	12,300	429
Eaton Vance	11,010	431
Endurance Specialty Holdings	4,000	232
Equity Commonwealth * ‡	11,525	310
Equity Lifestyle Properties ‡	7,700	352
Equity Residential ‡	32,387	2,153
Erie Indemnity, Cl A	2,419	185
Essex Property Trust ‡	5,654	1,094
Everest Re Group	4,200	688
Extra Space Storage ‡	10,100	532
Federal Realty Investment Trust ‡	6,096	761
Federated Investors, Cl B (A)	9,458	290
Fifth Third Bancorp	78,082	1,593
First Horizon National	21,756	265
First Niagara Financial Group	24,600	214
First Republic Bank	12,800	626
FNF Group	24,852	704
FNFV Group *	9,083	136
Forest City Enterprises, Cl A *	14,742	307
Franklin Resources	35,009	1,979
Fulton Financial	17,395	201
Gaming and Leisure Properties ‡	7,591	253
General Growth Properties ‡	49,353	1,213
Genworth Financial, Cl A *	47,792	678
Goldman Sachs Group	40,175	7,196
Hanover Insurance Group	4,693	298
Hartford Financial Services Group	41,310	1,531
HCC Insurance Holdings	9,041	453
HCP ‡	42,074	1,823
Health Care ‡	27,883	1,884
Healthcare Trust of America, Cl A ‡	22,400	279
Home Properties ‡	3,700	238
Hospitality Properties Trust ‡	13,466	396
Host Hotels & Resorts ‡	66,340	1,514
Howard Hughes *	3,673	582
Hudson City Bancorp	48,328	477
Huntington Bancshares	76,034	749
Interactive Brokers Group, Cl A	2,200	52
IntercontinentalExchange Group	10,380	1,962
Invesco	39,700	1,621
Jones Lang LaSalle	4,000	534
JPMorgan Chase	339,434	20,179
KeyCorp	79,195	1,078
Kilroy Realty ‡	8,100	512
Kimco Realty ‡	37,744	887
Lazard, Cl A	11,700	639
Legg Mason (A)	10,081	497
Leucadia National	29,206	728
Liberty Property Trust ‡	12,806	454
Lincoln National	24,188	1,331
Loews	30,036	1,314
LPL Financial Holdings	7,900	385
M&T Bank (A)	11,534	1,426
Macerich ‡	12,611	823
Markel *	1,250	825
Marsh & McLennan	49,265	2,616
MBIA *	13,559	141
McGraw-Hill	24,939	2,023
Mercury General	2,396	123

Description	Shares	Market Value ($ Thousands)

MetLife	83,709	$4,582
MFA Mortgage Investments ‡	33,700	284
Mid-America Apartment Communities ‡	5,900	427
Moody’s	17,327	1,621
Morgan Stanley	138,478	4,751
MSCI, Cl A *	11,100	512
NASDAQ OMX Group	10,500	457
National Retail Properties ‡ (A)	11,400	423
Navient	35,614	639
New York Community Bancorp (A)	40,672	649
Northern Trust	21,705	1,505
NorthStar Asset Management Group	17,300	320
NorthStar Realty Finance ‡	17,300	320
Ocwen Financial *	10,800	302
Old Republic International	23,390	359
Omega Healthcare Investors ‡ (A)	11,400	429
PacWest Bancorp	9,600	403
PartnerRe	4,500	503
People’s United Financial (A)	28,134	420
Piedmont Office Realty Trust, Cl A ‡ (A)	14,600	285
Plum Creek Timber ‡ (A)	15,921	647
PNC Financial Services Group	47,922	4,061
Popular *	10,653	330
Post Properties ‡	5,000	275
Principal Financial Group	27,008	1,466
ProAssurance	5,500	254
Progressive	54,380	1,361
Prologis ‡	45,918	1,880
Protective Life	7,109	493
Prudential Financial	41,263	3,701
Public Storage ‡	13,068	2,289
Raymond James Financial	11,321	619
Rayonier ‡	11,704	401
Realogy Holdings *	12,400	505
Realty Income ‡ (A)	19,500	872
Regency Centers ‡	8,308	475
Regions Financial	126,687	1,286
Reinsurance Group of America, Cl A	6,699	556
RenaissanceRe Holdings	3,200	328
Retail Properties of America, Cl A ‡	21,400	339
Santander Consumer USA Holdings	8,000	149
SEI (B)	13,142	498
Senior Housing Properties Trust ‡	18,400	429
Signature Bank NY *	4,300	509
Simon Property Group ‡	28,081	4,775
SL Green Realty ‡ (A)	8,768	959
SLM	43,114	382
Spirit Realty Capital ‡	32,700	386
StanCorp Financial Group	4,042	265
Starwood Property Trust ‡	21,500	513
State Street	38,594	2,780
SunTrust Banks	48,946	1,864
SVB Financial Group *	4,100	456
Synovus Financial	14,096	340
T. Rowe Price Group	23,480	1,902
Tanger Factory Outlet Centers ‡	8,200	286
Taubman Centers ‡	5,800	442
TCF Financial (A)	15,001	237

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

TD Ameritrade Holding	25,145	$833
TFS Financial	10,200	147
Torchmark	12,087	659
Travelers	31,175	2,953
Two Harbors Investment ‡	31,800	341
UDR ‡	23,393	700
Unum Group	23,605	856
US Bancorp	154,097	6,515
Validus Holdings	9,326	365
Ventas ‡	26,992	1,775
Vornado Realty Trust ‡	17,236	1,825
Voya Financial	13,000	508
Waddell & Reed Financial, Cl A	6,900	376
Washington Prime Group ‡	15,090	295
Weingarten Realty Investors ‡ (A)	11,267	386
Wells Fargo	428,266	22,030
Weyerhaeuser ‡	46,073	1,564
White Mountains Insurance Group	547	347
WP Carey ‡	9,400	642
WR Berkley	9,914	479
XL Group, Cl A	24,900	851
Zions Bancorporation	17,002	495

		310,554

Health Care — 13.1%
Abbott Laboratories	134,576	5,685
AbbVie	142,776	7,893
Actavis *	22,907	5,199
Aetna	31,735	2,606
Agilent Technologies	29,864	1,707
Alere *	7,400	262
Alexion Pharmaceuticals *	17,700	2,996
Align Technology *	7,700	419
Alkermes *	11,400	510
Allergan	26,596	4,353
Allscripts Healthcare Solutions *	16,500	244
Alnylam Pharmaceuticals *	6,300	439
AmerisourceBergen	20,724	1,604
Amgen	68,058	9,486
athenahealth * (A)	3,600	520
Baxter International	48,675	3,650
Becton Dickinson	17,644	2,067
Biogen Idec *	21,300	7,307
BioMarin Pharmaceutical *	12,500	890
Bio-Rad Laboratories, Cl A *	1,900	228
Boston Scientific *	121,439	1,540
Bristol-Myers Squibb	148,759	7,535
Brookdale Senior Living, Cl A *	12,100	423
Bruker *	11,900	239
C.R. Bard	6,885	1,022
Cardinal Health	30,529	2,250
CareFusion *	19,064	875
Catamaran *	17,348	817
Celgene *	71,860	6,828
Centene *	5,400	422
Cerner * (A)	27,396	1,579
Charles River Laboratories International *	4,443	263
Cigna	24,555	2,323
Community Health Systems *	10,891	591
Cooper	4,404	718
Covance *	5,136	426
Covidien	40,400	3,508

Description	Shares	Market Value ($ Thousands)

Cubist Pharmaceuticals *	7,000	$483
DaVita *	15,916	1,189
Dentsply International	12,998	620
Edwards Lifesciences *	9,414	935
Eli Lilly	88,161	5,603
Endo International *	14,097	898
Envision Healthcare Holdings *	7,700	282
Express Scripts Holding *	69,836	5,163
Gilead Sciences *	137,734	14,817
HCA Holdings *	28,800	2,011
Health Net *	7,602	359
Henry Schein *	7,884	944
Hill-Rom Holdings	5,224	229
Hologic *	22,700	565
Hospira *	15,381	827
Humana	14,175	1,825
Idexx Laboratories *	4,552	564
Illumina *	11,505	2,064
IMS Health Holdings *	6,800	190
Incyte *	13,600	737
Intercept Pharmaceuticals *	1,200	348
Intuitive Surgical *	3,300	1,551
Jazz Pharmaceuticals *	4,800	782
Johnson & Johnson	253,709	26,317
Laboratory Corp of America Holdings *	7,711	827
LifePoint Hospitals *	3,976	297
Mallinckrodt * (A)	9,313	759
McKesson	20,666	4,030
Medivation *	6,900	630
MEDNAX *	9,400	538
Medtronic	89,485	5,714
Merck	262,043	15,751
Mettler Toledo International *	2,636	713
Mylan Laboratories *	34,319	1,668
Myriad Genetics * (A)	6,900	250
Omnicare	9,131	582
Patterson	7,683	309
PerkinElmer	10,134	454
Perrigo	11,800	1,755
Pfizer	572,022	16,812
Pharmacyclics * (A)	5,100	634
Premier, Cl A *	800	25
QIAGEN * (A)	21,400	517
Quest Diagnostics (A)	12,744	806
Quintiles Transnational Holdings *	5,300	297
Regeneron Pharmaceuticals *	7,000	2,454
ResMed (A)	12,935	686
Salix Pharmaceuticals *	5,600	891
Seattle Genetics * (A)	9,100	401
Sirona Dental Systems *	5,200	424
St. Jude Medical	26,146	1,715
Stryker	30,504	2,541
Techne	3,441	329
Teleflex	3,740	410
Tenet Healthcare *	9,398	575
Thermo Fisher Scientific	35,725	4,294
United Therapeutics *	4,600	542
UnitedHealth Group	87,920	7,621
Universal Health Services, Cl B	7,376	844
Varian Medical Systems * (A)	8,930	759
VCA Antech *	8,139	332
Vertex Pharmaceuticals *	21,700	2,030
Waters *	7,772	804

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

WellPoint	25,031	$2,916
Zimmer Holdings	15,425	1,532
Zoetis, Cl A	46,044	1,632

		245,827

Industrials — 10.8%
3M	58,733	8,457
Acuity Brands	4,100	508
ADT (A)	16,600	612
AECOM Technology *	9,100	345
AGCO	8,600	420
Air Lease, Cl A	7,900	300
Alaska Air Group	12,800	593
Allegion	8,866	456
Alliant Techsystems	2,836	357
AMERCO	700	194
American Airlines Group	63,900	2,486
Ametek	22,480	1,190
AO Smith	6,800	334
Armstrong World Industries *	4,100	236
Avis Budget Group * (A)	9,700	655
Babcock & Wilcox	9,850	286
BE Aerospace *	9,766	828
Boeing	65,491	8,304
C.H. Robinson Worldwide (A)	13,486	921
Carlisle	5,766	478
Caterpillar	55,988	6,107
Chicago Bridge & Iron	9,095	577
Cintas	9,557	632
Clean Harbors * (A)	4,200	254
Colfax *	9,000	572
Con-way	4,223	216
Copa Holdings, Cl A	3,000	369
Copart *	10,318	355
Covanta Holding	9,700	204
Crane	3,200	223
CSX	89,196	2,757
Cummins	16,312	2,367
Danaher	54,802	4,198
Deere	32,619	2,743
Delta Air Lines	75,400	2,984
Donaldson (A)	13,144	550
Dover	15,257	1,341
Dun & Bradstreet	3,656	429
Eaton	42,718	2,982
Emerson Electric	62,920	4,028
Equifax	10,956	863
Exelis	13,802	237
Expeditors International of Washington	18,148	749
Fastenal (A)	25,824	1,169
FedEx	26,344	3,896
Flowserve	12,600	956
Fluor	14,308	1,057
Fortune Brands Home & Security	13,420	580
Foster Wheeler *	9,400	307
GATX	4,200	278
General Dynamics	27,572	3,398
General Electric	899,223	23,362
Genesee & Wyoming, Cl A *	4,600	452
Graco	5,424	417
HD Supply Holdings *	9,600	267
Hertz Global Holdings *	40,100	1,185
Hexcel *	8,800	362

Description	Shares	Market Value ($ Thousands)

Honeywell International	70,290	$6,694
Hubbell, Cl B	5,392	652
Huntington Ingalls Industries	3,896	398
IDEX	7,693	592
IHS, Cl A *	6,200	883
Illinois Tool Works	30,280	2,671
Ingersoll-Rand	24,200	1,457
Iron Mountain ‡	15,390	554
ITT	7,951	380
Jacobs Engineering Group *	10,802	582
JB Hunt Transport Services	8,472	640
Joy Global (A)	8,933	564
Kansas City Southern	10,000	1,154
KAR Auction Services	9,700	293
KBR	13,180	290
Kennametal	7,000	314
Kirby *	5,200	620
L-3 Communications Holdings, Cl 3	7,377	811
Landstar System	4,165	283
Lennox International	3,900	326
Lincoln Electric Holdings	7,400	526
Lockheed Martin	24,429	4,251
Manitowoc	10,500	309
Manpowergroup	7,184	557
Masco	32,709	768
Middleby *	5,200	448
MRC Global *	10,700	266
MSC Industrial Direct, Cl A	4,220	380
Navistar International * (A)	4,900	185
Nielsen Holdings	25,300	1,189
Nordson	5,800	470
Norfolk Southern	27,533	2,946
Northrop Grumman	19,178	2,440
NOW * (A)	9,870	326
Old Dominion Freight Line *	5,800	387
Oshkosh Truck	6,659	331
Owens Corning	10,800	389
Paccar	32,170	2,021
Pall	9,345	788
Parker Hannifin	13,704	1,583
Pentair	16,773	1,142
Pitney Bowes (A)	18,085	489
Precision Castparts	12,846	3,135
Quanta Services *	19,700	716
Raytheon	27,768	2,675
Regal-Beloit	4,000	284
Republic Services, Cl A	24,342	957
Robert Half International	12,676	636
Rockwell Automation	12,704	1,482
Rockwell Collins	11,479	884
Rollins	5,900	176
Roper Industries	8,700	1,310
RR Donnelley & Sons	12,677	224
Ryder System	4,806	434
Snap-on	4,591	573
SolarCity * (A)	4,000	275
Southwest Airlines	60,920	1,950
Spirit Aerosystems Holdings, Cl A *	10,800	414
Spirit Airlines *	6,900	486
SPX	4,111	428
Stanley Black & Decker	14,293	1,308
Stericycle *	7,426	883

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Terex	10,048	$376
Textron	24,022	913
Timken	7,869	356
Toro	5,020	309
Towers Watson, Cl A	5,400	592
TransDigm Group	4,500	846
Trinity Industries	12,400	600
Triumph Group	4,800	333
Tyco International	41,600	1,856
Union Pacific	81,332	8,562
United Continental Holdings *	33,500	1,595
United Parcel Service, Cl B	63,441	6,175
United Rentals *	8,000	941
United Technologies	82,390	8,897
URS	6,800	412
USG * (A)	8,800	255
Valmont Industries	2,400	338
Verisk Analytics, Cl A *	15,100	969
Veritiv *	771	34
WABCO Holdings *	4,624	477
Wabtec	7,800	650
Waste Connections	11,350	557
Waste Management	42,294	1,987
WESCO International * (A)	3,400	286
WW Grainger	5,381	1,325
Xylem	15,302	570

		203,173

Information Technology — 18.5%
3D Systems * (A)	10,400	556
Accenture, Cl A	57,100	4,628
Activision Blizzard	46,656	1,098
Adobe Systems *	44,602	3,207
Advanced Micro Devices * (A)	63,134	263
Akamai Technologies *	15,218	919
Alliance Data Systems *	4,512	1,194
Altera	26,973	953
Amdocs	14,700	692
Amphenol, Cl A	14,392	1,482
Analog Devices	27,512	1,406
Ansys *	7,700	626
AOL *	6,034	261
Apple	540,715	55,423
Applied Materials	109,655	2,534
ARRIS Group *	11,900	364
Arrow Electronics *	9,689	603
Atmel *	37,700	334
Autodesk *	20,937	1,123
Automatic Data Processing	43,192	3,606
Avago Technologies, Cl A	22,800	1,872
Avnet	12,410	552
AVX	1,424	20
Booz Allen Hamilton Holding, Cl A	6,700	149
Broadcom, Cl A	48,268	1,901
Broadridge Financial Solutions	9,773	416
Brocade Communications Systems	39,300	414
CA	29,938	845
Cadence Design Systems * (A)	28,263	499
CDW	8,200	271
Cisco Systems	460,927	11,519
Citrix Systems * (A)	15,087	1,060
Cognizant Technology Solutions, Cl A *	55,476	2,537

Description	Shares	Market Value ($ Thousands)

CommScope Holding *	5,600	$144
Computer Sciences	13,264	793
Concur Technologies * (A)	4,200	422
CoreLogic *	9,984	282
Corning	117,358	2,448
CoStar Group *	2,700	391
Cree * (A)	11,822	539
Diebold	7,029	267
Dolby Laboratories, Cl A *	4,343	202
DST Systems	2,695	250
eBay *	113,611	6,305
EchoStar, Cl A *	3,732	188
Electronic Arts *	28,465	1,077
EMC	183,397	5,416
Equinix *	4,100	895
F5 Networks *	6,338	787
Facebook, Cl A *	177,700	13,295
FactSet Research Systems (A)	3,900	497
Fidelity National Information Services	26,390	1,498
FireEye *	8,100	252
First Solar *	6,600	460
Fiserv *	22,338	1,440
FleetCor Technologies *	7,800	1,121
FLIR Systems	11,000	372
Fortinet *	12,600	325
Freescale Semiconductor * (A)	9,500	200
Gartner *	8,300	619
Genpact *	15,700	273
Global Payments	6,634	482
Google, Cl A *	25,229	14,692
Google, Cl C *	25,529	14,592
Harris	8,989	642
Hewlett-Packard	169,870	6,455
IAC	6,632	462
Informatica * (A)	8,500	290
Ingram Micro, Cl A *	11,223	324
Intel	446,358	15,587
International Business Machines	84,798	16,307
Intuit	25,086	2,087
IPG Photonics * (A)	3,000	206
Jabil Circuit	19,974	431
Jack Henry & Associates	7,900	457
JDS Uniphase *	21,240	245
Juniper Networks	42,725	991
Kla-Tencor	14,109	1,078
Knowles *	8,378	276
Lam Research	13,552	974
Leidos Holdings	5,900	222
Lexmark International, Cl A (A)	6,586	333
Liberty Tripadvisor Holdings *	5,806	208
Linear Technology	19,757	891
LinkedIn, Cl A * (A)	9,200	2,077
Marvell Technology Group	36,400	506
Mastercard, Cl A	90,200	6,838
Maxim Integrated Products	25,000	772
Microchip Technology (A)	16,422	802
Micron Technology *	96,016	3,130
Micros Systems *	6,200	421
Microsoft	740,800	33,655
Motorola Solutions	19,533	1,160
National Instruments	9,904	328
NCR *	15,189	519
NetApp	30,455	1,284

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

NetSuite * (A)	4,000	$351
Nuance Communications *	24,100	410
Nvidia	51,256	997
ON Semiconductor *	39,300	384
Oracle	295,620	12,277
Palo Alto Networks *	4,300	365
Pandora Media *	19,400	525
Paychex	28,307	1,179
PTC *	11,200	433
Qualcomm	151,859	11,557
Rackspace Hosting *	8,200	284
Red Hat *	16,327	995
Riverbed Technology * (A)	14,700	277
Rovi *	8,500	197
Salesforce.com * (A)	54,652	3,229
SanDisk (A)	20,569	2,015
ServiceNow *	13,600	831
Skyworks Solutions	17,700	1,003
SolarWinds *	5,900	252
Solera Holdings	6,200	378
Splunk *	10,800	583
Stratasys * (A)	4,700	564
SunEdison * (A)	25,200	555
SunPower, Cl A *	4,100	157
Symantec	63,548	1,543
Synopsys *	13,982	572
Tableau Software, Cl A *	3,600	236
Tech Data *	3,550	240
Teradata *	13,289	607
Teradyne	17,863	368
Texas Instruments	97,408	4,693
TIBCO Software *	16,600	346
Total System Services	14,991	472
Trimble Navigation *	23,928	796
Twitter *	43,200	2,149
Vantiv, Cl A *	11,100	347
VeriFone Holdings *	10,200	356
VeriSign * (A)	11,385	650
Visa, Cl A	45,100	9,585
Vishay Intertechnology (A)	12,950	207
VMware, Cl A * (A)	7,000	690
Western Digital	19,930	2,053
Western Union (A)	46,728	816
Workday, Cl A *	8,800	801
Xerox	107,196	1,480
Xilinx	24,257	1,025
Yahoo! *	90,281	3,477
Yelp, Cl A *	4,800	396
Zebra Technologies, Cl A *	3,725	291
Zillow, Cl A * (A)	2,900	416
Zynga, Cl A *	75,300	218

		348,437

Materials — 3.7%
Air Products & Chemicals	18,994	2,530
Airgas	7,015	774
Albemarle	7,544	480
Alcoa	104,502	1,736
Allegheny Technologies	8,097	341
AptarGroup	6,000	385
Ashland	7,176	769
Avery Dennison	9,110	439
Ball	11,850	760
Bemis	9,174	374

Description	Shares	Market Value ($ Thousands)

Cabot	4,273	$234
Carpenter Technology	5,500	301
Celanese, Cl A	13,683	856
CF Industries Holdings	4,566	1,177
Cliffs Natural Resources (A)	13,700	207
Compass Minerals International	3,100	276
Crown Holdings *	12,751	615
Cytec Industries	3,481	359
Domtar	4,400	164
Dow Chemical	107,870	5,777
E.I. du Pont de Nemours	82,292	5,440
Eagle Materials	4,500	459
Eastman Chemical	13,428	1,107
Ecolab	24,108	2,768
FMC	12,520	828
Freeport-McMoRan Copper & Gold, Cl B	93,124	3,387
Greif, Cl A	3,500	168
Huntsman	15,429	415
International Flavors & Fragrances	7,491	761
International Paper	38,855	1,883
LyondellBasell Industries, Cl A	39,800	4,551
Martin Marietta Materials	4,963	650
MeadWestvaco	15,058	647
Monsanto	46,950	5,430
Mosaic	29,278	1,398
NewMarket (A)	900	366
Newmont Mining	45,033	1,220
Nucor	29,290	1,591
Owens-Illinois *	13,491	415
Packaging Corp of America	8,999	612
Platform Specialty Products *	8,000	219
PPG Industries	12,423	2,557
Praxair	26,225	3,450
Rayonier Advanced Materials (A)	3,901	130
Reliance Steel & Aluminum	7,100	496
Rock Tenn, Cl A	11,800	580
Rockwood Holdings	5,600	454
Royal Gold	6,100	474
RPM International	12,269	578
Scotts Miracle-Gro, Cl A	4,006	231
Sealed Air	18,468	667
Sherwin-Williams	7,937	1,731
Sigma-Aldrich (A)	10,548	1,097
Silgan Holdings	4,455	224
Sonoco Products	9,046	372
Southern Copper	14,168	465
Steel Dynamics	20,200	469
Tahoe Resources *	7,500	192
TimkenSteel	3,934	188
United States Steel (A)	13,883	537
Valspar	7,964	643
Vulcan Materials	10,657	675
Westlake Chemical	3,800	369
WR Grace *	6,200	614

		70,062

Telecommunication Services — 2.2%
AT&T	465,433	16,272
CenturyLink	50,554	2,072
Frontier Communications (A)	89,895	611
Level 3 Communications *	16,146	726
SBA Communications, Cl A *	11,800	1,301

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Sprint *	59,715	$335
Telephone & Data Systems	7,880	208
T-Mobile US *	25,100	755
tw telecom, Cl A *	13,600	558
US Cellular *	831	31
Verizon Communications	371,376	18,502
Windstream Holdings (A)	54,147	612

		41,983

Utilities — 3.0%
AES	61,624	935
AGL Resources	10,947	584
Alliant Energy	9,976	583
Ameren	22,990	919
American Electric Power	44,450	2,387
American Water Works	14,500	734
Aqua America (A)	16,246	406
Atmos Energy	9,191	465
Calpine *	40,100	953
Centerpoint Energy	38,515	957
CMS Energy	25,242	771
Consolidated Edison	26,916	1,558
Dominion Resources	52,112	3,659
DTE Energy	15,964	1,249
Duke Energy	63,816	4,722
Edison International	29,879	1,767
Entergy	16,298	1,262
Exelon	76,976	2,572
FirstEnergy	36,527	1,251
Great Plains Energy	12,071	310
Hawaiian Electric Industries (A)	9,146	232
Integrys Energy Group (A)	6,202	421
ITC Holdings	14,100	527
MDU Resources Group	17,521	549
National Fuel Gas	7,889	603
NextEra Energy	39,073	3,847
NiSource	27,121	1,076
Northeast Utilities	27,508	1,262
NRG Energy (A)	30,200	930
OGE Energy	18,336	688
Pepco Holdings	23,044	635
PG&E	41,718	1,939
Pinnacle West Capital	10,192	580
PPL	58,026	2,009
Public Service Enterprise Group	46,452	1,737
Questar	15,646	368
SCANA	11,920	619
Sempra Energy	22,223	2,355
Southern	79,903	3,548
TECO Energy (A)	18,500	335
UGI	10,350	548
Vectren	7,391	305
Westar Energy, Cl A (A)	9,800	362
Wisconsin Energy (A)	20,698	938
Xcel Energy	43,881	1,406

		55,863

Total Common Stock (Cost $1,022,202) ($ Thousands)		1,842,968

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P.
0.070% ** † (C)	61,335,501	61,336

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Affiliated Partnership (Cost $61,336) ($ Thousands)		$61,336

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	24,676,946	24,677

Total Cash Equivalent (Cost $24,677) ($ Thousands)		24,677

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bills
0.015%, 11/06/2014	$2,150	2,149

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)		2,149

Total Investments — 102.7% (Cost $1,110,365) ($ Thousands) ††		$1,931,130

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	329	Sep-2014	$1,128
S&P Mid 400 Index E-MINI	25	Sep-2014	93

			$1,221

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,880,006 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $1,110,365 ($ Thousands), and the unrealized appreciation and depreciation were $825,617 ($ Thousands) and $(4,852) ($ Thousands, respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $60,180 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $61,336 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2014

The following is a list of the inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,842,968	$—	$—	$1,842,968
Affiliated Partnership	—	61,336	—	61,336
Cash Equivalent	24,677	—	—	24,677
U.S. Treasury Obligation	—	2,149	—	2,149

Total Investments in Securities	$1,867,645	$63,485	$—	$1,931,130

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,221	$—	$—	$1,221

Total Other Financial Instruments	$1,221	$—	$—	$1,221

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 11.6%
Amazon.com *	20,364	$6,904
AutoNation *	3,300	179
AutoZone *	1,845	994
Bed Bath & Beyond *	11,200	720
Best Buy	14,300	456
BorgWarner	12,600	783
Cablevision Systems, Cl A	11,300	209
Carmax *	12,100	634
Carnival, Cl A	24,100	913
CBS, Cl B	26,687	1,582
Chipotle Mexican Grill, Cl A *	1,724	1,170
Coach	15,100	556
Comcast, Cl A	142,000	7,772
Darden Restaurants (A)	6,900	326
Delphi Automotive	15,200	1,058
DIRECTV *	25,600	2,213
Discovery Communications, Cl A *	12,000	525
Discovery Communications, Cl C *	12,000	516
Dollar General *	16,600	1,062
Dollar Tree *	11,400	611
DR Horton	17,300	375
Expedia	5,300	455
Family Dollar Stores	5,100	407
Ford Motor	216,100	3,762
Fossil Group *	2,500	253
GameStop, Cl A	5,700	241
Gannett	11,700	395
Gap	14,300	660
Garmin (A)	6,400	348
General Motors	71,900	2,502
Genuine Parts	8,400	737
Goodyear Tire & Rubber	14,300	371
Graham Holdings, Cl B	258	185
H&R Block	14,200	476
Harley-Davidson	12,000	763
Harman International Industries	3,500	403
Hasbro	6,000	316
Home Depot	74,700	6,984
Interpublic Group	21,900	428
Johnson Controls	36,300	1,772
Kohl’s	10,700	629
L Brands	13,500	862
Leggett & Platt	7,200	253
Lennar, Cl A	9,100	357
Lowe’s	54,500	2,862
Macy’s	19,700	1,227
Marriott International, Cl A	12,100	840
Mattel	18,700	645
McDonald’s	54,000	5,061
Michael Kors Holdings *	9,900	793
Mohawk Industries *	3,200	467
NetFlix *	3,297	1,575
Newell Rubbermaid	14,300	479
News *	25,700	453
NIKE, Cl B	40,300	3,166
Nordstrom	7,300	506
Omnicom Group	14,200	1,023
O’Reilly Automotive *	5,800	905
PetSmart	5,100	365

Description	Shares	Market Value ($ Thousands)

priceline.com *	2,888	$3,594
PulteGroup	17,700	340
PVH	4,500	525
Ralph Lauren, Cl A	3,200	542
Ross Stores	11,700	882
Scripps Networks Interactive, Cl A	5,900	470
Staples (A)	33,500	391
Starbucks	41,100	3,198
Starwood Hotels & Resorts Worldwide	10,500	888
Target	34,700	2,085
Tiffany	6,100	616
Time Warner	48,200	3,713
Time Warner Cable, Cl A	15,200	2,248
TJX	38,300	2,283
Tractor Supply	7,200	482
TripAdvisor *	6,100	604
Twenty-First Century Fox, Cl A	104,600	3,705
Under Armour, Cl A *	8,900	608
Urban Outfitters *	5,000	199
VF	18,900	1,212
Viacom, Cl B	21,400	1,737
Walt Disney	88,000	7,909
Whirlpool	4,300	658
Wyndham Worldwide	7,000	566
Wynn Resorts	4,400	849
Yum! Brands	24,200	1,753

		115,541

Consumer Staples — 9.2%
Altria Group	108,500	4,674
Archer-Daniels-Midland	35,800	1,785
Avon Products	24,100	338
Brown-Forman, Cl B	8,900	825
Campbell Soup	9,300	417
Clorox	7,100	629
Coca-Cola	206,400	8,611
Coca-Cola Enterprises	12,900	616
Colgate-Palmolive	47,500	3,075
ConAgra Foods	23,100	744
Constellation Brands, Cl A *	9,300	810
Costco Wholesale	24,000	2,906
CVS Caremark	63,900	5,077
Dr. Pepper Snapple Group	10,800	680
Estee Lauder, Cl A	13,900	1,068
General Mills	33,600	1,793
Hershey	8,200	750
Hormel Foods	7,400	375
JM Smucker	5,400	554
Kellogg	14,000	910
Keurig Green Mountain	7,000	933
Kimberly-Clark	20,600	2,225
Kraft Foods Group	32,600	1,920
Kroger	27,900	1,422
Lorillard	19,900	1,188
McCormick	7,200	502
Mead Johnson Nutrition, Cl A	11,100	1,061
Molson Coors Brewing, Cl B	8,700	643
Mondelez International, Cl A	92,400	3,344
Monster Beverage *	7,400	654
PepsiCo	82,800	7,658
Philip Morris International	85,900	7,351
Procter & Gamble	147,700	12,275

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Reynolds American	17,100	$1,000
Safeway	11,900	414
Sysco	32,000	1,210
Tyson Foods, Cl A	15,600	594
Walgreen	48,000	2,905
Wal-Mart Stores	88,000	6,644
Whole Foods Market	20,200	791

		91,371

Energy — 10.2%
Anadarko Petroleum	27,600	3,110
Apache	21,100	2,149
Baker Hughes	23,900	1,652
Cabot Oil & Gas	22,900	768
Cameron International *	11,200	833
Chesapeake Energy	27,800	756
Chevron	103,900	13,450
Cimarex Energy	4,800	697
ConocoPhillips	67,100	5,450
CONSOL Energy	12,700	512
Denbury Resources (A)	18,300	315
Devon Energy	21,000	1,584
Diamond Offshore Drilling (A)	3,400	149
Ensco, Cl A	12,900	651
EOG Resources	29,900	3,285
EQT	8,300	822
Exxon Mobil	234,448	23,318
FMC Technologies *	12,900	798
Halliburton	46,200	3,124
Helmerich & Payne	5,900	620
Hess	14,500	1,466
Kinder Morgan (A)	36,600	1,473
Marathon Oil	37,000	1,542
Marathon Petroleum	15,800	1,438
Murphy Oil	9,300	581
Nabors Industries	13,600	370
National Oilwell Varco	23,500	2,031
Newfield Exploration *	7,100	318
Noble	13,200	376
Noble Energy	19,700	1,421
Occidental Petroleum	42,900	4,450
ONEOK	11,400	800
Peabody Energy	13,200	210
Phillips 66	30,900	2,689
Pioneer Natural Resources	7,800	1,627
QEP Resources	10,000	356
Range Resources	9,300	731
Schlumberger	71,100	7,795
Southwestern Energy *	19,400	799
Spectra Energy	36,700	1,529
Tesoro	6,700	434
Transocean (A)	18,700	723
Valero Energy	29,200	1,581
Williams	40,400	2,401

		101,184

Financials — 15.8%
ACE	18,500	1,967
Affiliated Managers Group *	3,000	633
Aflac	24,900	1,525
Allstate	23,800	1,463
American Express	49,700	4,451
American International Group	79,000	4,429
American Tower, Cl A ‡	21,600	2,130

Description	Shares	Market Value ($ Thousands)

Ameriprise Financial	10,400	$1,308
Aon	16,200	1,412
Apartment Investment & Management, Cl A ‡	7,200	247
Assurant	3,500	234
AvalonBay Communities ‡	6,700	1,032
Bank of America	574,200	9,239
Bank of New York Mellon	62,400	2,445
BB&T	39,300	1,467
Berkshire Hathaway, Cl B *	98,250	13,485
BlackRock, Cl A	6,800	2,248
Boston Properties ‡	8,400	1,020
Capital One Financial	31,300	2,568
CBRE Group, Cl A *	14,400	458
Charles Schwab	64,100	1,827
Chubb	13,400	1,232
Cincinnati Financial	7,600	365
Citigroup	165,900	8,569
CME Group, Cl A	17,300	1,324
Comerica	9,400	473
Crown Castle International ‡	18,300	1,455
Discover Financial Services	25,500	1,590
E*TRADE Financial *	15,000	334
Equity Residential ‡	18,400	1,223
Essex Property Trust ‡	3,400	658
Fifth Third Bancorp	46,700	953
Franklin Resources	22,000	1,243
General Growth Properties ‡	28,700	705
Genworth Financial, Cl A *	25,700	365
Goldman Sachs Group	22,700	4,066
Hartford Financial Services Group	24,700	915
HCP ‡	25,100	1,087
Health Care ‡	16,700	1,129
Host Hotels & Resorts ‡	41,500	947
Hudson City Bancorp	23,300	230
Huntington Bancshares	42,800	421
IntercontinentalExchange Group	6,300	1,190
Invesco	23,700	968
JPMorgan Chase	206,600	12,282
KeyCorp	48,600	662
Kimco Realty ‡	22,600	531
Legg Mason (A)	5,100	252
Leucadia National	16,400	409
Lincoln National	14,500	798
Loews	16,800	735
M&T Bank	7,200	890
Macerich ‡	7,300	477
Marsh & McLennan	30,100	1,598
McGraw-Hill	14,900	1,209
MetLife	61,500	3,367
Moody’s	10,300	964
Morgan Stanley	76,500	2,625
NASDAQ OMX Group	6,100	265
Navient	21,900	393
Northern Trust	12,200	846
People’s United Financial	15,200	227
Plum Creek Timber ‡	9,200	374
PNC Financial Services Group	29,200	2,475
Principal Financial Group	15,000	814
Progressive	29,900	748
Prologis ‡	27,400	1,122
Prudential Financial	25,300	2,269
Public Storage ‡	7,900	1,384

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Regions Financial	75,700	$768
Simon Property Group ‡	17,000	2,890
State Street	23,600	1,700
SunTrust Banks	29,200	1,112
T. Rowe Price Group	14,400	1,166
Torchmark	6,850	374
Travelers	19,000	1,800
Unum Group	13,300	482
US Bancorp	99,200	4,194
Ventas ‡	16,100	1,059
Vornado Realty Trust ‡	9,600	1,016
Wells Fargo	261,700	13,462
Weyerhaeuser ‡	28,885	981
XL Group, Cl A	15,000	513
Zions Bancorporation	10,500	306

		156,569

Health Care — 13.4%
Abbott Laboratories	82,100	3,468
AbbVie	86,900	4,804
Actavis *	14,425	3,274
Aetna	19,600	1,610
Agilent Technologies	18,300	1,046
Alexion Pharmaceuticals *	10,800	1,828
Allergan	16,300	2,668
AmerisourceBergen	12,400	960
Amgen	41,300	5,756
Baxter International	29,700	2,227
Becton Dickinson	10,600	1,242
Biogen Idec *	13,000	4,460
Boston Scientific *	72,600	921
Bristol-Myers Squibb	90,500	4,584
C.R. Bard	4,200	623
Cardinal Health	18,600	1,371
CareFusion *	11,400	523
Celgene *	43,800	4,162
Cerner *	16,200	934
Cigna	14,700	1,391
Covidien	24,700	2,145
DaVita *	9,800	732
Dentsply International	7,400	353
Edwards Lifesciences *	5,800	576
Eli Lilly	53,800	3,419
Express Scripts Holding *	42,300	3,127
Gilead Sciences *	83,900	9,026
Hospira *	9,200	494
Humana	8,500	1,094
Intuitive Surgical *	2,000	940
Johnson & Johnson	154,400	16,016
Laboratory Corp of America Holdings *	4,700	504
Mallinckrodt *	6,200	505
McKesson	12,600	2,457
Medtronic	54,600	3,486
Merck	159,600	9,594
Mylan Laboratories *	20,500	996
Patterson	4,300	173
PerkinElmer	5,900	265
Perrigo	7,300	1,086
Pfizer	348,300	10,237
Quest Diagnostics	7,500	474
Regeneron Pharmaceuticals *	4,400	1,542
St. Jude Medical	15,600	1,023
Stryker	16,200	1,350

Description	Shares	Market Value ($ Thousands)

Tenet Healthcare *	5,100	$312
Thermo Fisher Scientific	21,800	2,620
UnitedHealth Group	53,500	4,637
Varian Medical Systems *	5,400	459
Vertex Pharmaceuticals *	12,900	1,207
Waters *	4,700	486
WellPoint	15,300	1,783
Zimmer Holdings	9,200	914
Zoetis, Cl A	27,500	975

		132,859

Industrials — 10.0%
3M	34,000	4,896
ADT (A)	9,500	350
Allegion	4,700	242
Ametek	13,500	715
Boeing	36,700	4,654
C.H. Robinson Worldwide	8,200	560
Caterpillar	34,100	3,719
Cintas	5,200	344
CSX	55,000	1,700
Cummins	9,400	1,364
Danaher	32,900	2,520
Deere	19,900	1,673
Delta Air Lines	46,400	1,837
Dover	9,100	800
Dun & Bradstreet	1,800	211
Eaton	26,100	1,822
Emerson Electric	38,400	2,458
Equifax	6,700	528
Expeditors International of Washington	10,100	417
Fastenal (A)	15,000	679
FedEx	15,200	2,248
Flowserve	7,600	577
Fluor	8,800	650
General Dynamics	17,800	2,194
General Electric	547,400	14,222
Honeywell International	42,800	4,076
Illinois Tool Works	20,800	1,835
Ingersoll-Rand	13,800	831
Iron Mountain	8,900	320
Jacobs Engineering Group *	7,300	393
Joy Global (A)	5,200	328
Kansas City Southern	6,100	704
L-3 Communications Holdings, Cl 3	4,800	528
Lockheed Martin	14,600	2,540
Masco	18,500	434
Nielsen Holdings	16,600	780
Norfolk Southern	16,900	1,808
Northrop Grumman	11,700	1,489
Paccar	19,400	1,219
Pall	5,700	481
Parker Hannifin	8,200	947
Pentair	10,700	728
Pitney Bowes	10,600	287
Precision Castparts	7,900	1,928
Quanta Services *	11,300	411
Raytheon	17,100	1,647
Republic Services, Cl A	14,700	578
Robert Half International	7,100	356
Rockwell Automation	7,600	886
Rockwell Collins	7,500	577

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Roper Industries	5,500	$828
Ryder System	2,800	253
Snap-on	3,000	375
Southwest Airlines	37,900	1,213
Stanley Black & Decker	8,600	787
Stericycle *	4,700	559
Textron	15,400	585
Tyco International	25,300	1,129
Union Pacific	49,500	5,211
United Parcel Service, Cl B	38,500	3,747
United Technologies	46,100	4,978
Waste Management	23,700	1,113
WW Grainger	3,300	813
Xylem	9,500	354

		99,436

Information Technology — 18.9%
Accenture, Cl A	34,600	2,805
Adobe Systems *	25,300	1,819
Akamai Technologies *	9,800	592
Alliance Data Systems *	3,000	794
Altera	17,200	608
Amphenol, Cl A	8,600	886
Analog Devices	17,200	879
Apple	329,111	33,734
Applied Materials	66,700	1,541
Autodesk *	12,500	670
Automatic Data Processing	26,400	2,204
Avago Technologies, Cl A	13,800	1,133
Broadcom, Cl A	30,500	1,201
CA	16,500	466
Cisco Systems	279,800	6,992
Citrix Systems *	9,000	632
Cognizant Technology Solutions, Cl A *	33,300	1,523
Computer Sciences	7,500	448
Corning	71,600	1,494
eBay *	62,300	3,458
Electronic Arts *	17,300	655
EMC	111,900	3,304
F5 Networks *	4,200	522
Facebook, Cl A *	93,900	7,026
Fidelity National Information Services	15,800	897
First Solar *	3,700	258
Fiserv *	13,700	883
FLIR Systems	7,400	250
Google, Cl A *	15,445	8,994
Google, Cl C *	15,445	8,828
Harris	5,500	393
Hewlett-Packard	102,300	3,887
Intel	271,800	9,491
International Business Machines	51,960	9,992
Intuit	15,600	1,298
Jabil Circuit	9,600	207
Juniper Networks	26,100	605
Kla-Tencor	9,100	695
Lam Research	8,900	640
Linear Technology	13,000	587
Mastercard, Cl A	54,860	4,159
Microchip Technology (A)	10,400	508
Micron Technology *	58,600	1,910
Microsoft	410,300	18,640
Motorola Solutions	12,400	736

Description	Shares	Market Value ($ Thousands)

NetApp	18,200	$767
Nvidia	30,700	597
Oracle	187,500	7,787
Paychex	17,800	741
Qualcomm	92,200	7,016
Red Hat *	10,400	634
Salesforce.com * (A)	30,900	1,826
SanDisk	12,400	1,215
Seagate Technology	17,900	1,120
Symantec	37,900	920
TE Connectivity	22,400	1,404
Teradata *	8,200	375
Texas Instruments	59,000	2,843
Total System Services	8,700	274
VeriSign * (A)	6,400	365
Visa, Cl A	27,500	5,844
Western Digital	11,500	1,185
Western Union (A)	29,700	519
Xerox	60,000	829
Xilinx	14,800	625
Yahoo! *	51,200	1,972

		188,102

Materials — 3.4%
Air Products & Chemicals	11,600	1,545
Airgas	3,700	408
Alcoa	64,300	1,068
Allegheny Technologies	5,700	240
Avery Dennison	4,700	226
Ball	7,200	462
Bemis	5,300	216
CF Industries Holdings	2,900	747
Dow Chemical	65,800	3,524
E.I. du Pont de Nemours	50,200	3,319
Eastman Chemical	8,300	685
Ecolab	14,800	1,699
FMC	6,900	456
Freeport-McMoRan Copper & Gold, Cl B	56,800	2,066
International Flavors & Fragrances	4,200	427
International Paper	23,700	1,148
LyondellBasell Industries, Cl A	22,800	2,607
Martin Marietta Materials	3,400	445
MeadWestvaco	8,700	374
Monsanto	28,600	3,308
Mosaic	17,800	850
Newmont Mining	27,400	742
Nucor	17,500	951
Owens-Illinois *	8,600	265
PPG Industries	7,600	1,565
Praxair	16,000	2,105
Sealed Air	9,900	357
Sherwin-Williams	4,600	1,003
Sigma-Aldrich	6,500	676
Vulcan Materials	6,800	431

		33,915

Telecommunication Services — 2.3%
AT&T	283,400	9,908
CenturyLink	31,400	1,287
Frontier Communications	52,200	355
Verizon Communications	226,100	11,264

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

August 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Windstream Holdings (A)	31,400	$355

		23,169

Utilities — 3.0%
AES	36,300	551
AGL Resources	6,200	331
Ameren	13,400	536
American Electric Power	26,700	1,434
Centerpoint Energy	23,600	586
CMS Energy	13,900	424
Consolidated Edison	16,100	932
Dominion Resources	31,800	2,233
DTE Energy	9,700	759
Duke Energy	38,700	2,863
Edison International	17,900	1,059
Entergy	9,900	766
Exelon	47,000	1,571
FirstEnergy	23,100	791
Integrys Energy Group	4,400	299
NextEra Energy	23,900	2,353
NiSource	17,300	686
Northeast Utilities	17,400	798
NRG Energy	18,600	573
Pepco Holdings	13,000	358
PG&E	25,500	1,185
Pinnacle West Capital	5,700	325
PPL	36,400	1,261
Public Service Enterprise Group	27,700	1,036
SCANA	7,300	379
Sempra Energy	12,500	1,325
Southern	48,700	2,162
TECO Energy	12,100	219
Wisconsin Energy (A)	12,400	562
Xcel Energy	27,500	881

		29,238

Total Common Stock (Cost $899,871) ($ Thousands)		971,384

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	12,074,682	12,075

Total Cash Equivalent (Cost $12,075) ($ Thousands)		12,075

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.070% ** † (B)	6,472,978	6,473

Total Affiliated Partnership (Cost $6,473) ($ Thousands)		6,473

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.015%, 11/06/2014	$1,100	1,100

Total U.S. Treasury Obligation
(Cost $1,100) ($ Thousands)		1,100

Total Investments — 99.8% (Cost $919,519) ($ Thousands) ††		$991,032

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	197	Sep-2014	$605

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $993,110 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $919,519

($ Thousands), and the unrealized appreciation and depreciation were $79,963

($ Thousands) and $(8,450) ($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $6,367

($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $6,473 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$971,384	$—	$—	$971,384
Cash Equivalent	12,075	—	—	12,075
Affiliated Partnership	—	6,473	—	6,473
U.S. Treasury Obligation	—	1,100	—	1,100

Total Investments in Securities	$983,459	$7,573	$—	$991,032

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$605	$—	$—	$605

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 14.3%
1-800-Flowers.com, Cl A *	1,700	$9
2U *	1,300	25
Aaron’s	8,516	218
Abercrombie & Fitch, Cl A (A)	9,200	385
Advance Auto Parts	9,099	1,241
Aeropostale *	8,049	34
AH Belo, Cl A	2,700	31
Allison Transmission Holdings, Cl A	17,176	527
AMC Entertainment Holdings, Cl A	2,200	52
AMC Networks, Cl A *	7,760	486
American Axle & Manufacturing Holdings *	8,398	152
American Eagle Outfitters (A)	24,422	344
American Public Education *	2,727	83
America’s Car-Mart *	850	36
ANN *	5,935	246
Apollo Education Group, Cl A *	12,700	353
Aramark	4,800	124
Arctic Cat	1,535	57
Asbury Automotive Group *	3,598	251
Ascena Retail Group *	16,368	285
Ascent Capital Group, Cl A *	1,754	109
Bally Technologies *	5,025	398
Barnes & Noble *	5,927	141
Beazer Homes USA *	2,961	56
bebe stores	1,520	5
Belmond, Cl A *	11,930	152
Big 5 Sporting Goods	923	9
Big Lots	7,846	364
Biglari Holdings *	169	61
BJ’s Restaurants * (A)	3,442	128
Black Diamond *	4,204	36
Bloomin’ Brands *	8,950	149
Blue Nile *	1,431	41
Bob Evans Farms	3,287	143
Bon-Ton Stores	800	8
Boyd Gaming *	8,845	94
Bravo Brio Restaurant Group *	1,076	16
Bridgepoint Education *	2,679	34
Bright Horizons Family Solutions *	3,535	144
Brinker International	8,182	400
Brown Shoe	6,276	187
Brunswick	11,783	507
Buckle (A)	3,451	170
Buffalo Wild Wings *	2,427	359
Burger King Worldwide (A)	13,200	423
Burlington Stores *	3,300	118
Cabela’s * (A)	6,239	381
Caesars Acquisition, Cl A *	5,300	58
Caesars Entertainment * (A)	7,783	105
Callaway Golf	7,506	57
Capella Education	1,138	74
Career Education *	10,054	55
Carmike Cinemas *	3,042	103
Carriage Services, Cl A	2,006	37
Carrols Restaurant Group *	3,300	24
Carter’s	6,570	544
Cato, Cl A	4,296	149

Description	Shares	Market Value ($ Thousands)

Cavco Industries *	831	$59
CBS Outdoor Americas ‡	14,500	498
Central European Media Enterprises, Cl A * (A)	7,006	17
Charter Communications, Cl A *	9,965	1,563
Cheesecake Factory	6,323	284
Chegg * (A)	8,600	59
Chico’s FAS	18,851	298
Children’s Place Retail Stores	2,933	158
Choice Hotels International	4,877	264
Christopher & Banks *	3,400	33
Churchill Downs	1,734	163
Chuy’s Holdings *	2,335	61
Cinedigm, Cl A *	9,100	17
Cinemark Holdings	14,940	527
Citi Trends *	3,097	72
Clear Channel Outdoor Holdings, Cl A	6,796	47
ClubCorp Holdings	2,800	52
Columbia Sportswear	1,922	146
Conn’s * (A)	3,909	175
Container Store Group * (A)	1,600	34
Cooper Tire & Rubber	7,332	226
Cooper-Standard Holding *	1,600	105
Core-Mark Holdings	2,918	141
Coupons.com * (A)	1,400	21
Cracker Barrel Old Country Store	2,344	235
Crocs *	11,003	170
CSS Industries	492	12
CST Brands	10,100	352
Culp	361	7
Cumulus Media, Cl A *	18,139	83
Daily Journal *	100	19
Dana Holdings	19,098	444
Deckers Outdoor *	4,604	425
Del Frisco’s Restaurant Group *	2,800	62
Denny’s *	9,463	65
Destination Maternity	2,256	44
Destination XL Group *	4,342	22
DeVry Education Group	8,281	356
Dex Media *	1,500	17
Diamond Resorts International *	4,100	103
Dick’s Sporting Goods	12,235	551
Dillard’s, Cl A	3,262	373
DineEquity	2,072	172
DISH Network, Cl A *	26,819	1,738
Domino’s Pizza	6,758	510
Dorman Products *	3,140	141
DreamWorks Animation SKG, Cl A *	8,691	190
Drew Industries	2,949	131
DSW, Cl A	9,892	306
Dunkin’ Brands Group	13,530	589
Eastman Kodak * (A)	2,100	49
Education Management * (A)	1,700	2
Entercom Communications, Cl A *	882	8
Entravision Communications, Cl A	6,700	31
Eros International *	2,300	37
Ethan Allen Interiors	3,176	80
EW Scripps, Cl A *	3,470	66
Express *	9,762	169

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Federal Mogul, Cl A *	3,316	$57
Fiesta Restaurant Group *	3,105	152
Finish Line, Cl A	6,111	181
Five Below * (A)	6,805	276
Flexsteel Industries	600	21
Foot Locker	18,314	1,028
Fox Factory Holding *	1,400	21
Francesca’s Holdings *	4,424	62
Fred’s, Cl A	3,479	50
FTD *	2,392	79
Fuel Systems Solutions *	1,394	14
Genesco *	2,769	220
Gentex	18,395	544
Gentherm *	4,948	242
G-III Apparel Group *	2,403	198
Global Sources *	751	5
GNC Holdings, Cl A	11,478	436
Grand Canyon Education *	6,215	269
Gray Television *	7,100	70
Group 1 Automotive	3,335	267
Groupon, Cl A * (A)	62,941	428
Guess?	8,217	193
Hanesbrands	12,538	1,287
Harte-Hanks	7,846	55
Haverty Furniture	2,163	50
Helen of Troy *	3,648	212
hhgregg *	1,100	8
Hibbett Sports *	2,912	132
Hillenbrand	7,885	264
Hilton Worldwide Holdings *	17,000	430
HomeAway *	11,977	398
Houghton Mifflin Harcourt *	12,700	244
Hovnanian Enterprises, Cl A * (A)	10,715	45
HSN	4,211	255
Hyatt Hotels, Cl A *	5,227	319
Iconix Brand Group * (A)	6,151	256
International Game Technology	30,900	521
International Speedway, Cl A	3,498	117
Interval Leisure Group	5,698	123
Intrawest Resorts Holdings *	4,200	48
iRobot * (A)	3,702	120
Isle of Capri Casinos *	879	7
ITT Educational Services * (A)	2,156	18
J.C. Penney * (A)	40,395	436
Jack in the Box	4,921	293
JAKKS Pacific * (A)	427	3
Jamba *	1,407	21
Jarden *	16,207	969
John Wiley & Sons, Cl A	5,472	328
Johnson Outdoors, Cl A	700	19
Journal Communications, Cl A *	7,199	71
K12 *	3,988	75
Kate Spade & Co *	15,398	498
KB Home	9,585	170
Kimball International, Cl B	4,125	66
Kirkland’s *	2,028	36
Krispy Kreme Doughnuts *	8,271	141
La Quinta Holdings *	5,200	103
Lamar Advertising, Cl A	10,097	530
Lands’ End *	1,662	57
Las Vegas Sands	47,304	3,146
La-Z-Boy, Cl Z	6,426	137
LeapFrog Enterprises, Cl A *	11,338	73
Lear	10,271	1,039

Description	Shares	Market Value ($ Thousands)

Lee Enterprises *	6,300	$26
LGI Homes *	1,700	33
Libbey *	2,785	77
Liberty Interactive, Cl A *	61,816	1,825
Liberty Media *	23,870	1,157
Liberty Media *	11,535	568
Liberty Ventures, Ser A *	8,892	339
Life Time Fitness * (A)	5,278	243
LifeLock *	9,063	134
Lifetime Brands	300	5
Lions Gate Entertainment (A)	10,709	347
Lithia Motors, Cl A	2,889	253
Live Nation *	18,703	411
LKQ *	38,004	1,079
Loral Space & Communications *	1,900	142
Lumber Liquidators Holdings * (A)	3,226	185
M/I Homes *	2,694	61
Madison Square Garden, Cl A *	7,940	531
Malibu Boats, Cl A *	1,100	23
Marcus	2,761	50
MarineMax *	2,096	36
Marriott Vacations Worldwide *	3,574	213
Matthews International, Cl A	3,813	176
Mattress Firm Holding *	1,611	92
McClatchy, Cl A *	11,254	51
MDC Holdings	4,989	145
MDC Partners, Cl A	5,776	126
Media General, Cl A *	6,300	97
Men’s Wearhouse	6,068	328
Meredith	4,544	212
Meritage Homes *	5,211	215
MGM Resorts International *	46,974	1,149
Modine Manufacturing *	7,374	105
Monarch Casino & Resort *	1,100	14
Monro Muffler (A)	3,928	203
Morgans Hotel Group *	2,200	17
Morningstar	2,320	159
Motorcar Parts & Accessories *	1,800	55
Movado Group	2,720	101
Multimedia Games Holding *	3,204	89
Murphy USA *	5,900	321
Nathan’s Famous *	400	22
National CineMedia	7,907	115
Nautilus *	2,800	33
New York *	3,100	11
New York Times, Cl A	17,382	215
Nexstar Broadcasting Group, Cl A	4,122	188
Noodles, Cl A *	700	14
Norwegian Cruise Line Holdings *	11,369	379
Nutrisystem	2,359	38
NVR *	525	616
Office Depot *	63,747	326
Orbitz Worldwide *	6,000	49
Outerwall *	2,343	138
Overstock.com *	700	12
Oxford Industries	1,854	114
Pacific Sunwear of California *	5,000	10
Panera Bread, Cl A *	3,120	468
Papa John’s International	3,942	156
Penn National Gaming *	8,954	101
Penske Auto Group	5,788	278

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Pep Boys-Manny Moe & Jack *	4,965	$55
Perry Ellis International *	2,439	49
PetMed Express	1,196	17
Pier 1 Imports	11,889	187
Pinnacle Entertainment *	6,760	169
Polaris Industries	8,307	1,208
Pool	5,670	321
Popeyes Louisiana Kitchen *	2,639	106
Potbelly (A)	1,400	17
Quiksilver *	19,450	57
ReachLocal *	600	3
Red Robin Gourmet Burgers *	1,967	104
Regal Entertainment Group, Cl A (A)	10,405	219
Regis	4,427	67
Remy International	1,300	29
Rent-A-Center, Cl A	6,040	168
Rentrak *	1,088	56
Restoration Hardware Holdings *	3,911	328
RetailMeNot *	3,600	67
RG Barry	300	6
Royal Caribbean Cruises	20,908	1,333
Ruby Tuesday *	9,879	61
Ruth’s Hospitality Group	4,272	48
Ryland Group	6,216	231
Saga Communications, Cl A	593	23
Sally Beauty Holdings *	20,591	574
Scholastic	2,967	104
Scientific Games, Cl A *	5,862	59
Sears Holdings * (A)	3,126	109
Sears Hometown and Outlet Stores *	449	9
SeaWorld Entertainment	7,900	164
Select Comfort *	7,109	159
Sequential Brands Group *	2,000	27
Service International	27,289	605
SFX Entertainment * (A)	3,300	23
Shoe Carnival	2,076	45
Shutterfly *	5,125	261
Signet Jewelers	10,155	1,197
Sinclair Broadcast Group, Cl A (A)	8,111	236
Sirius XM Holdings * (A)	336,479	1,221
Six Flags Entertainment	9,558	349
Sizmek *	2,348	21
Skechers U.S.A., Cl A *	4,882	285
Skullcandy *	2,500	21
Smith & Wesson Holding * (A)	5,883	65
Sonic	7,333	155
Sonic Automotive, Cl A	5,064	125
Sotheby’s	7,661	313
Spartan Motors	1,248	7
Speedway Motorsports	1,635	30
Stage Stores	3,854	67
Standard Motor Products	3,066	115
Standard Pacific *	18,569	155
Starz *	11,739	367
Stein Mart	1,891	24
Steiner Leisure *	2,077	88
Steven Madden *	8,001	272
Stoneridge *	3,730	46
Strattec Security	400	32
Strayer Education *	1,817	110
Sturm Ruger (A)	2,442	123

Description	Shares	Market Value ($ Thousands)

Superior Industries International	2,823	$55
Systemax *	1,400	20
Taylor Morrison Home, Cl A *	3,800	75
Tempur Sealy International *	7,923	464
Tenneco *	7,763	497
Tesla Motors * (A)	11,979	3,231
Texas Roadhouse, Cl A	9,566	254
Thomson Reuters (A)	44,185	1,675
Thor Industries	5,990	322
Tile Shop Holdings * (A)	3,300	38
Tilly’s, Cl A *	843	7
Time *	13,800	324
Toll Brothers *	22,339	795
Tower International *	2,400	80
TRI Pointe Homes *	17,673	262
TRW Automotive Holdings *	13,793	1,328
Tuesday Morning *	6,786	119
Tumi Holdings *	6,398	144
Tupperware Brands	6,524	478
Ulta Salon Cosmetics & Fragrance *	8,173	795
Unifi *	2,480	71
Universal Electronics *	1,687	92
Universal Technical Institute	3,013	34
Vail Resorts	4,512	359
ValueVision Media, Cl A *	4,000	19
Vera Bradley *	2,470	51
Vince Holding *	1,500	54
Visteon *	5,565	563
Vitamin Shoppe *	3,784	148
VOXX International, Cl A *	2,864	28
WCI Communities *	1,400	28
Weight Watchers International (A)	4,474	110
Wendy’s	34,875	284
West Marine *	537	6
Weyco Group	263	7
William Lyon Homes, Cl A *	3,000	77
Williams-Sonoma	11,837	779
Winmark	95	7
Winnebago Industries *	2,635	65
Wolverine World Wide (A)	13,396	356
World Wrestling Entertainment, Cl A (A)	4,234	62
Zoe’s Kitchen *	700	20
zulily, Cl A * (A)	1,500	49
Zumiez * (A)	2,303	74

		82,764

Consumer Staples — 2.8%
Alico	143	6
Alliance One International *	4,660	10
Andersons	3,599	248
Annie’s *	2,000	64
B&G Foods, Cl A	6,711	203
Boston Beer, Cl A *	1,083	239
Boulder Brands *	6,678	90
Bunge	18,343	1,553
Calavo Growers	2,126	83
Cal-Maine Foods	1,964	155
Casey’s General Stores	5,059	363
Central Garden and Pet, Cl A *	7,929	71
Chefs’ Warehouse *	1,321	25
Chiquita Brands International *	5,882	82
Church & Dwight	17,099	1,167

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Coca-Cola Bottling	589	$44
Coty, Cl A	8,200	141
Craft Brew Alliance *	1,600	21
Darling International *	20,757	400
Dean Foods	10,650	172
Diamond Foods *	2,519	69
Elizabeth Arden *	3,951	68
Energizer Holdings	7,745	941
Fairway Group Holdings, Cl A * (A)	1,200	5
Farmer Bros *	900	21
Female Health	1,300	5
Flowers Foods	22,108	433
Fresh Del Monte Produce	4,981	159
Fresh Market * (A)	5,388	180
Hain Celestial Group *	6,330	623
Harbinger Group *	9,678	125
Herbalife (A)	10,372	529
IGI Laboratories *	6,200	43
Ingles Markets, Cl A	2,245	57
Ingredion	9,465	755
Inter Parfums	1,806	55
Inventure Foods *	900	11
J&J Snack Foods	1,764	167
John B Sanfilippo & Son	1,019	31
Lancaster Colony	2,129	188
Limoneira	1,295	31
Medifast *	2,364	79
National Beverage *	452	8
Natural Grocers by Vitamin Cottage *	1,085	20
Nature’s Sunshine Products	437	7
Nu Skin Enterprises, Cl A	7,405	331
Nutraceutical International *	362	9
Oil-Dri Corp of America	210	6
Omega Protein *	3,866	58
Orchids Paper Products	800	22
Pantry *	3,949	84
Pilgrim’s Pride *	8,707	260
Pinnacle Foods	6,300	204
Post Holdings *	5,969	221
PriceSmart	2,323	208
Revlon, Cl A *	1,120	38
Rite Aid *	122,727	763
Roundy’s	1,300	5
Sanderson Farms	2,841	265
Seaboard *	36	104
Seneca Foods, Cl A *	462	14
Snyder’s-Lance	5,986	163
SpartanNash	4,736	102
Spectrum Brands Holdings	2,439	211
Sprouts Farmers Market * (A)	12,300	381
SUPERVALU *	23,516	225
Susser Holdings * (A)	2,506	205
Tootsie Roll Industries (A)	2,940	83
TreeHouse Foods *	5,409	446
United Natural Foods *	5,998	386
Universal	2,945	155
USANA Health Sciences * (A)	816	60
Vector Group (A)	8,385	200
Village Super Market, Cl A	462	11
WD-40	2,186	150
Weis Markets	1,704	73

Description	Shares	Market Value ($ Thousands)

WhiteWave Foods, Cl A *	22,152	$776

		15,966

Energy — 6.5%
Abraxas Petroleum *	16,494	97
Adams Resources & Energy	300	20
Alon USA Energy (A)	3,296	55
Alpha Natural Resources * (A)	25,323	100
American Eagle Energy *	6,400	34
Antero Resources *	6,700	388
Apco Oil and Gas International *	1,300	19
Approach Resources *	4,198	75
Arch Coal (A)	29,816	91
Ardmore Shipping	2,100	28
Athlon Energy *	6,000	279
Atwood Oceanics *	8,140	402
Basic Energy Services *	3,973	96
Bill Barrett * (A)	6,264	143
Bonanza Creek Energy *	4,088	251
BPZ Resources *	10,721	26
Bristow Group	4,503	329
C&J Energy Services *	5,495	158
Callon Petroleum *	6,485	70
CARBO Ceramics	2,350	253
Carrizo Oil & Gas *	5,709	358
CHC Group *	7,800	54
Cheniere Energy *	29,965	2,405
Clayton Williams Energy *	916	109
Clean Energy Fuels * (A)	7,588	76
Cloud Peak Energy *	8,089	127
Cobalt International Energy *	44,515	683
Comstock Resources	6,473	158
Concho Resources *	14,142	2,009
Contango Oil & Gas *	2,535	100
Continental Resources * (A)	5,398	871
CVR Energy (A)	1,897	94
Dawson Geophysical	552	12
Delek US Holdings	6,909	242
DHT Holdings	8,100	57
Diamondback Energy *	5,375	464
Dresser-Rand Group *	9,755	676
Dril-Quip *	5,187	526
Emerald Oil * (A)	9,300	80
Energen	9,189	740
Energy XXI Bermuda (A)	11,983	198
EP Energy, Cl A *	3,800	73
Era Group *	2,093	54
Evolution Petroleum	627	6
EXCO Resources (A)	19,913	96
Exterran Holdings	7,683	358
Forest Oil *	9,032	15
Forum Energy Technologies *	6,905	235
Frank’s International	5,300	107
Frontline * (A)	7,400	15
FX Energy * (A)	11,563	40
GasLog	4,950	125
Gastar Exploration *	6,900	54
Geospace Technologies *	1,598	66
Golar LNG (A)	6,502	410
Goodrich Petroleum * (A)	4,793	106
Green Plains Renewable Energy	4,390	196
Gulf Island Fabrication	2,872	61
Gulfmark Offshore, Cl A	3,380	136
Gulfport Energy *	10,881	637

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Halcon Resources * (A)	32,806	$180
Harvest Natural Resources *	5,000	25
Helix Energy Solutions Group *	14,069	384
Hercules Offshore * (A)	21,026	71
HollyFrontier	25,054	1,253
Hornbeck Offshore Services *	4,612	201
ION Geophysical *	20,869	72
Jones Energy, Cl A *	2,600	50
Key Energy Services *	20,159	127
Knightsbridge Tankers	5,743	70
Kodiak Oil & Gas *	33,911	552
Kosmos Energy *	12,975	130
Laredo Petroleum Holdings *	8,989	213
Magnum Hunter Resources *	23,893	165
Matador Resources *	9,900	271
Matrix Service *	2,981	84
McDermott International * (A)	32,970	237
Midstates Petroleum *	7,191	51
Miller Energy Resources * (A)	1,800	9
Mitcham Industries *	256	3
Natural Gas Services Group *	944	28
Newpark Resources *	9,420	116
Nordic American Offshore	76	1
Nordic American Tankers (A)	11,177	101
North Atlantic Drilling	7,600	83
Northern Oil And Gas * (A)	7,039	119
Nuverra Environmental Solutions * (A)	2,758	37
Oasis Petroleum *	12,897	634
Oceaneering International	13,546	942
Oil States International *	5,899	381
Pacific Ethanol *	2,400	55
Panhandle Oil and Gas, Cl A	841	51
Parker Drilling *	16,551	104
Parsley Energy, Cl A *	5,800	127
Patterson-UTI Energy	18,522	640
PBF Energy, Cl A	8,077	229
PDC Energy *	4,793	288
Penn Virginia *	7,986	120
PetroQuest Energy *	4,723	31
PHI *	1,443	62
Pioneer Energy Services *	9,836	151
Quicksilver Resources * (A)	20,230	27
Renewable Energy Group *	3,800	46
Resolute Energy * (A)	10,094	81
REX American Resources *	800	85
Rex Energy *	4,990	76
Rice Energy *	6,700	196
RigNet *	1,441	67
Ring Energy * (A)	2,200	38
Rosetta Resources *	8,085	404
Rowan, Cl A	15,400	467
RPC	8,499	194
RSP Permian *	2,500	72
Sanchez Energy * (A)	6,830	227
SandRidge Energy * (A)	64,393	337
Scorpio Tankers	25,743	246
SEACOR Holdings *	2,574	210
Seadrill	44,000	1,639
SemGroup, Cl A	5,444	478
Seventy Seven Energy *	4,500	106
Ship Finance International	7,476	148
Silver Spring Networks *	4,100	43
SM Energy	8,413	749

Description	Shares	Market Value ($ Thousands)

Solazyme * (A)	7,830	$73
Stone Energy *	6,684	235
Superior Energy Services	19,960	715
Swift Energy * (A)	4,583	52
Synergy Resources *	7,762	104
Targa Resources	4,759	664
Teekay	5,954	365
Teekay Tankers, Cl A (A)	7,823	33
Tesco	3,469	74
TETRA Technologies *	8,605	102
Tidewater	6,246	318
TransAtlantic Petroleum *	2,700	30
Trecora Resources *	2,517	33
Triangle Petroleum * (A)	11,537	138
Ultra Petroleum * (A)	19,292	512
Unit *	6,395	421
VAALCO Energy *	9,570	88
Vantage Drilling * (A)	34,246	61
W&T Offshore	3,238	48
Warren Resources *	14,749	95
Western Refining (A)	6,599	307
Westmoreland Coal *	2,400	101
Whiting Petroleum *	14,958	1,386
Willbros Group *	4,854	53
World Fuel Services	8,841	392
WPX Energy *	25,400	676

		37,203

Financials — 21.3%
1st Source	1,780	53
1st United Bancorp	5,392	47
Acadia Realty Trust ‡	6,939	200
Agree Realty ‡	1,847	55
Alexander & Baldwin	5,677	232
Alexander’s ‡	288	114
Alexandria Real Estate Equities ‡	9,161	724
Alleghany *	2,067	891
Allied World Assurance Holdings	12,612	467
Ally Financial Inc *	34,200	841
Altisource Asset Management *	200	149
Altisource Portfolio Solutions *	1,700	170
Altisource Residential, Cl B ‡	7,100	174
Ambac Financial Group *	6,300	152
American Assets Trust ‡	4,891	171
American Campus Communities ‡	12,862	508
American Capital Agency ‡	44,421	1,051
American Capital Mortgage Investment ‡	7,765	160
American Equity Investment Life Holding	9,478	234
American Financial Group	9,253	555
American Homes 4 Rent, Cl A ‡	18,800	336
American National Bankshares	306	7
American National Insurance	1,031	117
American Realty Capital Healthcare Trust ‡	19,700	216
American Realty Capital Properties ‡	113,100	1,488
American Residential Properties ‡ *	3,700	70
Ameris Bancorp	3,052	70
AMERISAFE	2,933	111

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Ames National	310	$7
AmREIT *	3,100	72
Amtrust Financial Services (A)	4,059	179
Annaly Capital Management ‡	118,114	1,406
Anworth Mortgage Asset ‡	21,068	109
Apollo Commercial Real Estate Finance ‡	5,537	93
Apollo Residential Mortgage ‡	4,987	84
Arch Capital Group *	16,836	936
Ares Commercial Real Estate ‡	2,000	25
Argo Group International Holdings	3,395	179
Arlington Asset Investment, Cl A	2,012	57
Armada Hoffler Properties ‡	1,800	17
ARMOUR Residential ‡	43,196	183
Arrow Financial (A)	1,022	27
Arthur J Gallagher	19,791	935
Artisan Partners Asset Management, Cl A	3,200	178
Ashford Hospitality Prime ‡	3,994	65
Ashford Hospitality Trust ‡	9,471	110
Aspen Insurance Holdings	7,795	331
Associated Banc	20,086	365
Associated Estates Realty ‡	6,389	118
Assured Guaranty	21,687	524
Astoria Financial	11,265	147
AV Homes *	407	6
Aviv ‡	2,300	67
Axis Capital Holdings	13,668	659
Baldwin & Lyons, Cl B	1,481	38
Banc of California	3,500	42
Bancfirst	1,025	65
Banco Latinoamericano de Comercio Exterior, Cl E	4,012	129
Bancorp *	3,104	30
Bancorpsouth (A)	11,382	241
Bank Mutual	3,899	26
Bank of Hawaii	5,924	344
Bank of Kentucky Financial	233	9
Bank of Marin Bancorp	907	44
Bank of the Ozarks (A)	10,570	338
BankFinancial	797	9
BankUnited	13,096	413
Banner	2,251	89
BBCN Bancorp	9,995	146
Beneficial Mutual Bancorp *	5,626	77
Berkshire Hills Bancorp	2,350	58
BGC Partners, Cl A	20,236	153
BioMed Realty Trust ‡	24,029	539
BNC Bancorp *	1,800	31
BofI Holding *	1,609	124
BOK Financial	3,593	242
Boston Private Financial Holdings	8,815	107
Brandywine Realty Trust ‡	22,539	361
Bridge Bancorp	1,412	35
Bridge Capital Holdings *	1,300	29
Brixmor Property Group ‡	7,000	166
Brookline Bancorp	8,874	81
Brown & Brown	15,276	498
Bryn Mawr Bank	1,822	54
Calamos Asset Management, Cl A	4,182	54
Camden National	539	20

Description	Shares	Market Value ($ Thousands)

Camden Property Trust ‡	10,838	$811
Campus Crest Communities ‡	9,972	82
Capital Bank Financial, Cl A *	2,860	70
Capital City Bank Group	800	11
Capitol Federal Financial	16,787	207
Capstead Mortgage ‡	12,218	162
Cardinal Financial	2,941	53
CareTrust ‡ *	2,418	42
Cascade Bancorp *	915	5
Cash America International	3,679	164
CatchMark Timber Trust, Cl A ‡	3,700	44
Cathay General Bancorp	10,715	279
CBL & Associates Properties ‡	21,382	406
CBOE Holdings	10,938	580
Cedar Realty Trust ‡	8,938	58
Centerstate Banks	4,485	47
Central Pacific Financial	2,910	51
Chambers Street Properties ‡	29,800	232
Charter Financial	2,200	24
Chatham Lodging Trust ‡	2,935	68
Chemical Financial	4,499	128
Chesapeake Lodging Trust ‡	6,167	190
Chimera Investment ‡	125,326	415
CIT Group	24,337	1,167
Citizens, Cl A *	7,833	56
Citizens & Northern	1,840	36
City Holding	1,985	85
City National	6,040	458
Clifton Bancorp	3,100	39
CNA Financial	3,875	150
CNB Financial	2,048	35
CNO Financial Group	27,825	497
CoBiz Financial	5,671	66
Cohen & Steers (A)	2,936	128
Colony Financial ‡	14,000	314
Columbia Banking System	6,409	167
Columbia Property Trust ‡	16,000	411
Commerce Bancshares	10,479	483
Community Bank System	4,602	163
Community Trust Bancorp	1,493	53
ConnectOne Bancorp *	2,883	56
Consolidated-Tomoka Land	1,274	75
CorEnergy Infrastructure Trust ‡	3,700	30
CoreSite Realty ‡	2,773	97
Corporate Office Properties Trust ‡	11,430	324
Corrections Corp of America ‡	14,802	528
Cousins Properties ‡	27,646	351
Cowen Group, Cl A *	20,421	84
Crawford, Cl B	3,520	32
Credit Acceptance *	932	115
CU Bancorp *	1,200	22
CubeSmart ‡	17,722	330
Cullen/Frost Bankers (A)	6,705	527
Customers Bancorp *	4,070	76
CVB Financial	14,179	220
CyrusOne ‡	4,729	123
CYS Investments ‡	22,062	208
DCT Industrial Trust ‡	41,886	333
DDR ‡	37,814	689
Diamond Hill Investment Group	254	33
DiamondRock Hospitality ‡	25,907	345
Digital Realty Trust ‡ (A)	17,074	1,114
Dime Community Bancshares	3,683	57

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Douglas Emmett ‡	18,385	$525
Duke Realty ‡	40,895	761
DuPont Fabros Technology ‡	8,021	226
Dynex Capital ‡	6,593	58
Eagle Bancorp *	2,906	97
East West Bancorp	17,966	626
EastGroup Properties ‡	4,185	271
Eaton Vance	15,325	600
Education Realty Trust ‡	17,573	191
eHealth *	1,874	46
EMC Insurance Group	700	21
Empire State Realty Trust, Cl A ‡	11,700	192
Employers Holdings	3,174	68
Encore Capital Group *	3,175	141
Endurance Specialty Holdings	5,783	336
Enstar Group *	951	135
Enterprise Bancorp	1,100	22
Enterprise Financial Services	2,449	43
EPR Properties ‡	6,751	384
Equity Commonwealth ‡	16,444	442
Equity Lifestyle Properties ‡	10,132	463
Equity One ‡	7,585	179
Erie Indemnity, Cl A	3,387	259
ESB Financial	517	7
Essent Group *	4,800	101
EverBank Financial	12,124	229
Evercore Partners, Cl A	4,376	224
Everest Re Group	5,844	957
Excel Trust ‡	8,818	114
Extra Space Storage ‡	14,618	770
Ezcorp, Cl A *	7,457	79
FBL Financial Group, Cl A	1,682	79
FBR *	1,869	53
Federal Agricultural Mortgage, Cl C	1,988	65
Federal Realty Investment Trust ‡	8,486	1,059
Federated Investors, Cl B (A)	11,770	361
Federated National Holding	1,300	32
FelCor Lodging Trust ‡	15,163	157
Fidelity & Guaranty Life	2,500	56
Fidelity Southern	1,513	21
Financial Engines (A)	6,864	246
Financial Institutions	1,767	42
First American Financial	13,472	382
First Bancorp	2,097	37
First BanCorp *	9,716	51
First Busey	11,811	68
First Business Financial Services	500	23
First Cash Financial Services *	3,658	211
First Citizens BancShares, Cl A	991	228
First Commonwealth Financial	15,001	133
First Community Bancshares	942	15
First Connecticut Bancorp	1,048	16
First Defiance Financial	592	17
First Financial	1,612	52
First Financial Bancorp	7,249	120
First Financial Bankshares (A)	8,656	254
First Financial Northwest	1,491	16
First Horizon National	28,200	343
First Industrial Realty Trust ‡	14,553	265
First Interstate Bancsystem, Cl A	2,212	59

Description	Shares	Market Value ($ Thousands)

First Merchants	3,733	$76
First Midwest Bancorp	9,442	159
First NBC Bank Holding *	1,700	55
First Niagara Financial Group	43,347	377
First of Long Island	753	26
First Potomac Realty Trust ‡	6,922	92
First Republic Bank	17,343	848
FirstMerit	21,497	371
Flagstar Bancorp *	1,800	31
Flushing Financial	4,470	86
FNB (Pennsylvania)	19,908	246
FNF Group	34,758	984
FNFV Group *	11,584	174
Forest City Enterprises, Cl A *	20,945	436
Forestar Group *	4,832	97
Fox Chase Bancorp	1,553	27
Franklin Financial *	262	5
Franklin Street Properties ‡	11,696	142
Fulton Financial	23,012	265
FXCM, Cl A	5,250	76
GAMCO Investors, Cl A	822	64
Gaming and Leisure Properties ‡	10,569	352
Geo Group ‡	9,090	340
German American Bancorp	1,544	42
Getty Realty ‡	3,072	58
GFI Group	13,249	60
Glacier Bancorp	8,780	239
Gladstone Commercial ‡	1,119	20
Glimcher Realty Trust ‡	18,111	203
Global Indemnity, Cl A *	1,002	27
Government Properties Income Trust ‡	9,166	220
Gramercy Property Trust ‡	16,595	103
Great Southern Bancorp	1,299	41
Green Dot, Cl A *	3,855	73
Greenhill	3,171	155
Greenlight Capital Re, Cl A *	3,509	120
Guaranty Bancorp	605	8
Hancock Holding	10,314	343
Hanmi Financial	4,178	86
Hannon Armstrong Sustainable Infrastructure Capital ‡	2,700	39
Hanover Insurance Group	5,517	350
Hatteras Financial ‡	11,283	225
HCC Insurance Holdings	12,821	643
HCI Group	915	39
Healthcare Realty Trust ‡	12,755	318
Healthcare Trust of America, Cl A ‡	29,900	372
Heartland Financial USA	2,575	62
Heritage Commerce	1,100	9
Heritage Financial	4,271	70
Heritage Oaks Bancorp	1,400	10
Hersha Hospitality Trust, Cl A ‡	26,078	177
HFF, Cl A	4,095	123
Highwoods Properties ‡	10,968	467
Hilltop Holdings *	7,729	164
Home BancShares	6,296	187
Home Loan Servicing Solutions	8,147	178
Home Properties ‡	6,935	445
HomeStreet	1,172	21
HomeTrust Bancshares *	4,102	62
Horace Mann Educators	5,414	161
Horizon Bancorp	900	20

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Hospitality Properties Trust ‡	19,041	$560
Howard Hughes *	5,017	795
Hudson Pacific Properties ‡	6,670	179
Hudson Valley Holding	1,305	23
Iberiabank	4,284	280
ICG Group *	5,188	90
Independent Bank	2,700	33
Independent Bank	2,502	92
Independent Bank Group	1,100	56
Infinity Property & Casualty	1,614	110
Inland Real Estate ‡	10,982	114
Interactive Brokers Group, Cl A	6,827	160
International Bancshares	6,650	175
International. FCStone *	1,368	26
Invesco Mortgage Capital ‡	15,171	267
Investment Technology Group *	3,917	67
Investors Bancorp	45,743	485
Investors Real Estate Trust ‡	13,531	115
iStar Financial ‡ *	11,218	167
Janus Capital Group (A)	18,812	229
JGWPT Holdings, Cl A *	2,500	34
Jones Lang LaSalle	5,559	743
Kansas City Life Insurance	165	8
KCG Holdings, Cl A *	7,407	87
Kearny Financial *	607	10
Kemper	6,636	241
Kennedy-Wilson Holdings	9,129	238
Kilroy Realty ‡	10,543	667
Kite Realty Group Trust *	3,455	89
Ladder Capital, Cl A *	3,200	60
Ladenburg Thalmann Financial Services *	12,600	45
Lakeland Bancorp	4,693	48
Lakeland Financial	1,705	66
LaSalle Hotel Properties ‡	13,242	484
Lazard, Cl A	14,331	783
Lexington Realty Trust ‡	27,590	300
Liberty Property Trust ‡	18,775	665
LPL Financial Holdings	11,062	539
LTC Properties ‡	4,417	181
Mack-Cali Realty ‡	12,167	257
Maiden Holdings	4,723	57
MainSource Financial Group	2,690	46
Manning & Napier, Cl A	1,972	37
Marcus & Millichap *	1,700	52
Markel *	1,713	1,130
MarketAxess Holdings	4,452	262
Marlin Business Services	322	6
MB Financial	8,327	236
MBIA *	16,182	169
Meadowbrook Insurance Group	6,353	39
Medical Properties Trust ‡	21,762	307
Mercantile Bank	3,357	64
Merchants Bancshares	207	6
Mercury General	3,378	173
Meridian Bancorp *	827	9
Meta Financial Group	700	27
Metro Bancorp *	1,177	27
MFA Mortgage Investments ‡	46,997	397
MGIC Investment *	44,318	374
Mid-America Apartment Communities ‡	9,553	691
MidSouth Bancorp	400	8

Description	Shares	Market Value ($ Thousands)

MidWestOne Financial Group	269	$6
Moelis, Cl A	900	33
Monmouth Real Estate Investment, Cl A ‡	5,746	62
Montpelier Re Holdings	5,589	176
Mortgage Investment Trust ‡	2,788	56
MSCI, Cl A *	14,869	686
National Bank Holdings, Cl A	4,600	93
National Bankshares	1,036	30
National General Holdings	4,100	77
National Health Investors ‡	4,464	288
National Interstate	924	26
National Penn Bancshares	14,689	147
National Retail Properties ‡ (A)	15,143	562
National Western Life Insurance, Cl A	341	87
Nationstar Mortgage Holdings * (A)	2,646	93
Navigators Group *	1,283	82
Navios Maritime Acquisition *	9,600	33
NBT Bancorp	6,408	154
Nelnet, Cl A	2,531	111
New Media Investment *	3,500	61
New Residential Investment ‡	39,300	246
New York Community Bancorp (A)	55,739	889
New York Mortgage Trust ‡	14,638	117
New York ‡	20,500	211
NewBridge Bancorp *	2,600	19
NewStar Financial *	3,393	39
Nicholas Financial	700	9
NMI Holdings, Cl A *	5,900	57
Northfield Bancorp	6,705	88
Northrim BanCorp	269	7
NorthStar Asset Management Group *	23,258	430
NorthStar Realty Finance ‡	24,858	460
Northwest Bancshares	11,699	148
OceanFirst Financial	1,788	29
Ocwen Financial *	13,361	373
OFG Bancorp	5,625	89
Old National Bancorp	14,461	189
Old Republic International	31,744	487
Omega Healthcare Investors ‡ (A)	15,677	591
OmniAmerican Bancorp	1,415	37
One Liberty Properties ‡	624	14
OneBeacon Insurance Group, Cl A	4,135	66
Oppenheimer Holdings, Cl A	2,164	52
Oritani Financial	7,124	107
Owens Realty Mortgage ‡	1,300	21
Pacific Continental	2,665	36
Pacific Premier Bancorp *	1,600	24
PacWest Bancorp	12,783	536
Park National	1,605	125
Park Sterling	3,770	26
Parkway Properties ‡	8,670	180
PartnerRe	6,434	719
Peapack Gladstone Financial	2,654	50
Pebblebrook Hotel Trust ‡	8,303	322
Penns Woods Bancorp	652	30
Pennsylvania ‡	8,599	173

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

PennyMac Financial Services, Cl A *	1,100	$17
PennyMac Mortgage Investment Trust ‡	9,863	220
Peoples Bancorp	1,710	41
Peoples Financial Services	900	45
PHH *	7,132	171
Phoenix *	841	52
Physicians Realty Trust ‡	3,100	46
PICO Holdings *	2,621	58
Piedmont Office Realty Trust, Cl A ‡ (A)	19,366	377
Pinnacle Financial Partners	5,025	180
Piper Jaffray *	2,277	122
Platinum Underwriters Holdings	3,348	209
Popular *	13,256	410
Portfolio Recovery Associates *	6,658	378
Post Properties ‡	6,811	375
Potlatch ‡	5,120	219
Preferred Bank *	1,937	47
Primerica	6,829	344
PrivateBancorp, Cl A	9,719	287
ProAssurance	7,425	343
Prosperity Bancshares	8,769	530
Protective Life	10,002	694
Provident Financial Services	8,679	148
PS Business Parks ‡	2,228	182
QTS Realty Trust *	2,000	60
Radian Group	24,048	350
RAIT Financial Trust ‡	13,021	105
Ramco-Gershenson Properties ‡	9,737	165
Raymond James Financial	15,381	840
Rayonier ‡	16,053	550
RCS Capital, Cl A	2,000	44
RE, Cl A	1,600	49
Realogy Holdings *	18,602	758
Realty Income ‡ (A)	27,836	1,245
Redwood Trust ‡ (A)	9,405	182
Regency Centers ‡	11,767	672
Regional Management *	700	12
Reinsurance Group of America, Cl A	8,816	732
RenaissanceRe Holdings	5,143	527
Renasant	3,960	115
Republic Bancorp, Cl A	1,298	30
Resource Capital ‡	13,505	73
Retail Opportunity Investments ‡ (A)	12,159	193
Retail Properties of America, Cl A ‡	30,203	478
Rexford Industrial Realty ‡	5,800	86
RLI	5,882	263
RLJ Lodging Trust ‡	16,237	484
Rouse Properties ‡ (A)	6,117	107
Ryman Hospitality Properties ‡ (A)	6,060	301
S&T Bancorp	4,732	118
Sabra Health Care ‡	5,462	156
Safeguard Scientifics *	3,396	67
Safety Insurance Group	1,531	85
Sandy Spring Bancorp	2,947	71
Santander Consumer USA Holdings	10,200	190
Saul Centers ‡	1,444	72

Description	Shares	Market Value ($ Thousands)

Seacoast Banking of Florida * (B)	598	$6
SEI	16,819	637
Select Income ‡	4,321	121
Selective Insurance Group	6,384	153
Senior Housing Properties Trust ‡	26,107	609
Sierra Bancorp	478	8
Signature Bank NY *	6,370	755
Silver Bay Realty Trust ‡	4,446	74
Simmons First National, Cl A	2,418	97
SL Green Realty ‡	11,940	1,306
SLM	54,800	486
South State	2,786	163
Southside Bancshares (A)	2,917	100
Southwest Bancorp	1,679	28
Sovran Self Storage ‡	4,193	324
Spirit Realty Capital ‡	48,666	575
Springleaf Holdings, Cl A *	2,800	93
St. Joe * (A)	8,420	182
STAG Industrial ‡	6,456	151
StanCorp Financial Group	5,210	341
Starwood Property Trust ‡	28,280	674
Starwood Waypoint Residential Trust ‡	4,476	124
State Auto Financial	1,090	24
State Bank Financial	3,584	60
Sterling Bancorp	12,229	155
Stewart Information Services	3,341	108
Stifel Financial *	8,382	401
Stock Yards Bancorp	1,635	49
Stonegate Bank	1,200	33
Stonegate Mortgage *	3,100	45
Strategic Hotels & Resorts ‡ *	31,088	369
Suffolk Bancorp	600	13
Summit Hotel Properties ‡	11,929	131
Sun Bancorp *	332	6
Sun Communities ‡	5,521	296
Sunstone Hotel Investors ‡	26,480	386
Susquehanna Bancshares	22,323	230
SVB Financial Group *	6,382	710
SWS Group *	1,049	8
Symetra Financial	9,383	228
Synovus Financial	17,092	413
Talmer Bancorp, Cl A	4,000	59
Tanger Factory Outlet Centers ‡	11,649	407
Taubman Centers ‡	7,987	608
TCF Financial	20,939	331
TD Ameritrade Holding	33,873	1,122
Tejon Ranch *	1,647	46
Terreno Realty ‡	4,163	84
Territorial Bancorp	773	16
Texas Capital Bancshares *	5,423	293
TFS Financial *	8,743	126
Third Point Reinsurance *	6,600	101
Tompkins Financial	1,905	87
TowneBank	4,294	63
Tree.com *	800	26
Trico Bancshares	2,509	56
TriState Capital Holdings *	2,600	25
TrustCo Bank NY	11,926	84
Trustmark	8,439	200
Two Harbors Investment ‡	47,140	505
UDR ‡	31,679	948
UMB Financial	4,745	274

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

UMH Properties ‡	900	$9
Umpqua Holdings	20,931	366
Union Bankshares	6,142	145
United Bankshares	8,983	296
United Community Banks	6,574	112
United Community Financial	4,200	19
United Financial Bancorp	6,173	76
United Fire Group	1,971	58
United Insurance Holdings	1,900	31
Universal Health Realty Income Trust ‡	1,116	49
Universal Insurance Holdings	2,900	40
Univest Corp of Pennsylvania	3,323	63
Urstadt Biddle Properties, Cl A ‡	2,956	63
Validus Holdings	11,926	466
Valley National Bancorp (A)	26,872	269
ViewPoint Financial Group	5,810	151
Virtus Investment Partners	808	181
Voya Financial	18,400	719
Waddell & Reed Financial, Cl A	10,902	594
Walker & Dunlop *	1,423	20
Walter Investment Management * (A)	4,636	122
Washington ‡	8,413	234
Washington Federal	12,436	270
Washington Prime Group ‡	19,300	377
Washington Trust Bancorp	2,270	80
Waterstone Financial	4,000	46
Webster Financial	11,351	335
Weingarten Realty Investors ‡ (A)	15,668	536
WesBanco	3,165	98
West Bancorporation	1,985	30
Westamerica Bancorporation	3,355	162
Western Alliance Bancorp *	9,503	224
Western Asset Mortgage Capital ‡	6,644	101
Westwood Holdings Group	928	55
White Mountains Insurance Group	755	479
Whitestone, Cl B ‡	1,577	24
Wilshire Bancorp	6,863	67
Wintrust Financial	5,849	272
WisdomTree Investments *	13,575	161
World Acceptance *	976	76
WP Carey ‡	12,600	860
WR Berkley	12,324	596
WSFS Financial	943	70
Yadkin Financial *	1,500	28

		122,719

Health Care — 11.7%
Abaxis	3,093	148
ABIOMED *	5,612	146
Acadia Healthcare *	5,587	286
ACADIA Pharmaceuticals * (A)	10,600	254
Accelerate Diagnostics *	2,800	57
Acceleron Pharma *	2,600	70
Accuray * (A)	8,163	66
AcelRx Pharmaceuticals * (A)	2,300	16
Achillion Pharmaceuticals * (A)	12,198	141
Acorda Therapeutics *	5,142	168
Aegerion Pharmaceuticals *	3,706	113
Aerie Pharmaceuticals *	1,200	20
Affymetrix * (A)	12,060	105
Agenus *	7,400	23

Description	Shares	Market Value ($ Thousands)

Agios Pharmaceuticals *	1,400	$65
Air Methods *	5,277	310
Akebia Therapeutics *	900	20
Akorn *	7,527	294
Albany Molecular Research *	2,000	40
Alere *	10,621	376
Align Technology *	10,513	573
Alimera Sciences *	3,300	21
Alkermes *	18,153	812
Alliance HealthCare Services *	800	23
Allscripts Healthcare Solutions *	22,553	333
Almost Family *	1,009	28
Alnylam Pharmaceuticals *	8,589	598
AMAG Pharmaceuticals *	3,403	77
Amedisys *	4,171	87
AMN Healthcare Services *	5,809	88
Ampio Pharmaceuticals * (A)	7,400	35
Amsurg, Cl A *	5,566	299
Anacor Pharmaceuticals *	4,900	114
Analogic	1,620	117
AngioDynamics *	2,070	29
ANI Pharmaceuticals *	800	23
Anika Therapeutics *	1,470	62
Antares Pharma * (A)	13,708	32
Aratana Therapeutics *	2,800	33
Arena Pharmaceuticals * (A)	27,553	114
ARIAD Pharmaceuticals * (A)	25,424	158
Array BioPharma *	10,760	42
Arrowhead Research * (A)	6,000	87
Asterias Biotherapeutic * (A)	999	3
athenahealth * (A)	4,792	692
AtriCure *	2,820	44
Atrion	130	42
Auspex Pharmaceuticals *	1,800	41
Auxilium Pharmaceuticals * (A)	6,870	128
AVANIR Pharmaceuticals, Cl A *	24,447	152
BioCryst Pharmaceuticals *	8,200	111
BioDelivery Sciences International *	7,300	117
BioMarin Pharmaceutical *	18,346	1,307
Bio-Path Holdings * (A)	8,700	20
Bio-Rad Laboratories, Cl A *	2,653	319
Bio-Reference Labs *	3,547	103
BioScrip *	9,311	79
BioTelemetry *	5,500	40
BioTime * (A)	5,100	16
Bluebird Bio *	2,200	88
Brookdale Senior Living, Cl A *	20,809	727
Bruker *	14,532	291
Cambrex *	3,760	82
Cantel Medical	4,777	174
Capital Senior Living *	3,612	83
Cardiovascular Systems *	3,425	98
Castlight Health, Cl B * (A)	2,800	33
Catamaran *	26,007	1,225
Celldex Therapeutics * (A)	10,656	170
Cempra * (A)	2,400	25
Centene *	7,459	583
Cepheid * (A)	8,669	347
Cerus *	5,297	20
Charles River Laboratories International *	5,806	343
Chemed	2,245	237
ChemoCentryx * (A)	2,000	10

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Chimerix *	3,100	$79
Chindex International *	2,300	55
Clovis Oncology * (A)	3,066	146
Community Health Systems *	14,329	778
Computer Programs & Systems	1,702	105
CONMED	3,708	146
Cooper	6,034	984
Corcept Therapeutics *	13,100	36
Corvel *	1,434	59
Covance *	7,118	590
Cross Country Healthcare *	5,079	41
CryoLife	5,045	51
CTI BioPharma * (A)	17,100	44
Cubist Pharmaceuticals *	9,565	660
Cyberonics *	3,146	181
Cynosure, Cl A *	2,339	53
Cytokinetics *	2,100	9
Cytori Therapeutics * (A)	2,432	3
CytRx * (A)	6,500	22
Dendreon * (A)	18,966	26
Depomed *	6,555	101
Derma Sciences *	3,783	32
DexCom *	9,824	434
Durata Therapeutics * (A)	3,200	50
Dyax *	16,082	164
Dynavax Technologies *	31,890	45
Emergent Biosolutions *	3,084	77
Enanta Pharmaceuticals *	1,200	50
Endo International *	19,211	1,224
Endocyte * (A)	4,870	36
Endologix *	9,095	126
Ensign Group	2,418	85
Envision Healthcare Holdings *	10,400	380
Enzo Biochem *	4,300	26
Epizyme *	1,600	55
Exact Sciences * (A)	12,254	255
Exactech *	1,239	30
ExamWorks Group *	4,245	140
Exelixis * (A)	25,200	104
Five Prime Therapeutics *	2,000	23
Five Star Quality Care *	8,527	40
Fluidigm *	3,153	86
Foundation Medicine *	1,500	35
Galectin Therapeutics * (A)	2,100	13
Galena Biopharma * (A)	8,900	21
GenMark Diagnostics *	5,900	63
Genomic Health *	1,797	53
Gentiva Health Services *	5,379	97
Geron * (A)	23,970	57
Globus Medical, Cl A *	7,700	140
Greatbatch *	3,430	156
Haemonetics *	6,947	248
Halozyme Therapeutics * (A)	11,158	106
Hanger *	4,309	97
HCA Holdings *	41,080	2,868
Health Net *	10,070	475
HealthSouth	11,441	451
HealthStream *	1,864	48
Healthways *	3,221	56
HeartWare International *	1,979	160
Henry Schein *	10,743	1,286
Heron Therapeutics *	2,300	22
Hill-Rom Holdings	7,201	315
HMS Holdings *	11,031	252

Description	Shares	Market Value ($ Thousands)

Hologic *	30,455	$757
Horizon Pharma * (A)	6,800	70
Hyperion Therapeutics * (A)	1,700	44
ICU Medical *	1,827	114
Idera Pharmaceuticals *	7,600	22
Idexx Laboratories *	6,501	806
Illumina *	17,579	3,153
ImmunoGen * (A)	10,752	127
Immunomedics * (A)	7,257	24
Impax Laboratories *	8,788	216
IMS Health Holdings *	8,700	243
Incyte *	18,171	985
Infinity Pharmaceuticals *	6,394	72
Inovio Pharmaceuticals * (A)	7,000	74
Insmed *	5,100	71
Insulet *	6,521	235
Insys Therapeutics * (A)	900	32
Integra LifeSciences Holdings *	3,452	173
Intercept Pharmaceuticals *	1,576	457
InterMune *	13,572	997
Intra-Cellular Therapies *	2,000	28
Intrexon * (A)	4,100	83
Invacare	3,389	52
IPC The Hospitalist *	2,300	111
Ironwood Pharmaceuticals, Cl A *	16,354	212
Isis Pharmaceuticals * (A)	14,794	603
Jazz Pharmaceuticals *	7,434	1,211
Karyopharm Therapeutics * (A)	1,600	58
Keryx Biopharmaceuticals * (A)	12,394	225
Kindred Healthcare	8,665	179
KYTHERA Biopharmaceuticals * (A)	1,800	68
Landauer	1,073	39
Lannett *	3,000	118
LDR Holding *	1,900	51
Lexicon Pharmaceuticals *	21,740	33
LHC Group *	784	20
LifePoint Hospitals *	5,596	419
Ligand Pharmaceuticals, Cl B *	2,228	116
Luminex *	4,755	90
MacroGenics *	3,300	70
Magellan Health Services *	3,140	175
Mallinckrodt *	1	—
MannKind * (A)	26,543	196
Masimo *	6,093	137
MedAssets *	7,739	178
Medicines *	7,557	194
Medidata Solutions *	6,894	321
Medivation *	9,504	867
MEDNAX *	12,756	730
Merge Healthcare *	2,399	6
Meridian Bioscience	4,241	83
Merit Medical Systems *	4,375	55
Merrimack Pharmaceuticals * (A)	14,600	102
Mettler Toledo International *	3,682	996
MiMedx Group * (A)	10,500	74
Molina Healthcare *	4,136	198
Momenta Pharmaceuticals *	7,254	86
MWI Veterinary Supply *	1,692	240
Myriad Genetics * (A)	9,226	334
National Healthcare	994	57
National Research, Cl A *	312	4
Natus Medical *	4,258	120

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Navidea Biopharmaceuticals * (A)	7,605	$11
Nektar Therapeutics *	14,595	208
Neogen *	4,380	184
Neuralstem * (A)	8,000	33
Neurocrine Biosciences *	9,600	157
NewLink Genetics * (A)	2,516	69
Northwest Biotherapeutics * (A)	4,100	24
Novavax * (A)	25,753	121
NPS Pharmaceuticals *	13,664	412
NuVasive *	5,478	192
NxStage Medical *	8,747	115
Ohr Pharmaceutical * (A)	2,500	21
Omeros * (A)	5,200	78
Omnicare (A)	12,496	797
Omnicell *	4,312	121
OncoMed Pharmaceuticals *	1,500	30
Oncothyreon *	8,400	20
Ophthotech *	1,300	51
Opko Health * (A)	26,129	233
OraSure Technologies *	5,539	46
Orexigen Therapeutics * (A)	15,061	86
Organovo Holdings * (A)	7,300	57
Orthofix International *	2,440	83
Osiris Therapeutics *	1,000	14
OvaScience *	1,400	19
Owens & Minor (A)	7,639	263
Oxford Immunotec Global *	1,500	21
Pacific Biosciences of California *	8,700	51
Pacira Pharmaceuticals *	4,645	503
Pain Therapeutics *	4,500	19
PAREXEL International *	7,146	403
PDL BioPharma (A)	20,200	204
Peregrine Pharmaceuticals * (A)	15,000	25
Pernix Therapeutics Holdings *	3,900	34
Pharmacyclics * (A)	7,593	944
PharMerica *	4,250	106
Phibro Animal Health, Cl A	1,700	33
PhotoMedex *	265	2
Portola Pharmaceuticals *	4,300	120
Pozen	1,028	9
Premier, Cl A *	4,700	148
Prestige Brands Holdings *	6,479	224
Progenics Pharmaceuticals *	5,196	29
Prothena *	3,900	89
Providence Service *	1,758	80
PTC Therapeutics *	2,800	89
Puma Biotechnology *	2,900	755
QIAGEN * (A)	29,648	716
Quality Systems	7,215	113
Quidel * (A)	3,412	81
Quintiles Transnational Holdings *	7,100	398
RadNet *	3,900	26
Raptor Pharmaceutical * (A)	7,507	83
Receptos *	2,700	138
Relypsa *	2,100	53
Repligen *	5,022	96
Repros Therapeutics * (A)	2,942	64
ResMed (A)	17,699	939
Retrophin *	1,800	25
Revance Therapeutics *	1,700	40
Rigel Pharmaceuticals *	17,759	46
Rockwell Medical * (A)	4,300	41

Description	Shares	Market Value ($ Thousands)

RTI Surgical *	6,918	$37
Sagent Pharmaceuticals *	3,775	105
Salix Pharmaceuticals *	7,957	1,266
Sangamo BioSciences *	7,970	114
Sarepta Therapeutics * (A)	5,200	119
Sciclone Pharmaceuticals *	6,501	45
Seattle Genetics *	12,700	559
Select Medical Holdings	9,165	128
Sequenom * (A)	23,117	86
Sirona Dental Systems *	7,122	580
Skilled Healthcare Group, Cl A *	2,900	21
Spectranetics *	4,924	140
Spectrum Pharmaceuticals *	7,079	57
Staar Surgical *	5,378	62
Stemline Therapeutics *	900	10
STERIS	7,798	439
Sunesis Pharmaceuticals *	10,135	76
Supernus Pharmaceuticals * (A)	5,000	45
Surgical Care Affiliates *	1,500	45
SurModics *	2,444	50
Symmetry Medical *	4,888	45
Synageva BioPharma * (A)	2,806	202
Synergy Pharmaceuticals * (A)	10,515	41
Synta Pharmaceuticals * (A)	9,354	37
Tandem Diabetes Care *	1,500	21
Team Health Holdings *	9,008	527
Techne	4,525	432
Teleflex	5,202	570
TESARO *	2,600	77
Tetraphase Pharmaceuticals *	3,100	41
TG Therapeutics * (A)	2,800	24
TherapeuticsMD * (A)	10,600	59
Theravance (A)	10,309	243
Theravance Biopharma * (A)	2,945	86
Thoratec *	7,827	196
Threshold Pharmaceuticals *	9,295	39
Tornier *	4,408	95
Triple-S Management, Cl B *	2,866	55
Ultragenyx Pharmaceutical *	1,200	64
Unilife * (A)	18,171	46
United Therapeutics *	5,964	703
Universal American *	7,316	63
Universal Health Services, Cl B	11,147	1,276
US Physical Therapy	1,926	69
Utah Medical Products	200	10
Vanda Pharmaceuticals * (A)	4,100	53
Vascular Solutions *	2,718	65
VCA Antech *	11,083	452
Veeva Systems, Cl A * (A)	4,400	132
Verastem *	1,500	13
Vivus * (A)	8,977	38
Vocera Communications *	1,742	15
Volcano *	6,949	86
WellCare Health Plans *	5,566	367
West Pharmaceutical Services	9,130	397
Wright Medical Group *	5,759	172
XenoPort *	9,916	50
XOMA *	9,730	43
Zeltiq Aesthetics * (A)	4,400	92
ZIOPHARM Oncology * (A)	8,673	28
Zogenix * (A)	10,400	14

		67,728

Industrials — 14.6%
AAON	4,450	83

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

AAR	5,729	$159
ABM Industries	7,055	188
Acacia Research (A)	7,649	136
ACCO Brands *	15,629	121
Accuride *	9,555	44
Aceto	3,017	58
Actuant, Cl A	8,542	288
Acuity Brands	5,446	675
Advisory Board *	4,284	212
AECOM Technology *	12,712	481
Aegion, Cl A *	4,503	111
Aerovironment *	2,125	67
AGCO	12,023	587
Air Lease, Cl A	13,031	494
Air Transport Services Group *	6,336	52
Aircastle	8,657	166
Alamo Group	935	46
Alaska Air Group	17,322	803
Albany International, Cl A	4,098	154
Allegiant Travel, Cl A	1,750	215
Alliant Techsystems	4,044	510
Altra Industrial Motion	3,389	113
AMERCO	1,000	278
Ameresco, Cl A *	779	7
American Airlines Group	90,623	3,526
American Railcar Industries (A)	1,277	102
American Science & Engineering	955	55
American Woodmark *	1,684	66
AO Smith	9,358	459
Apogee Enterprises	3,811	139
Applied Industrial Technologies	5,661	276
ARC Document Solutions *	4,300	35
ArcBest	3,290	118
Argan	1,879	75
Armstrong World Industries *	5,677	327
Astec Industries	3,163	131
Astronics *	2,274	143
Atlas Air Worldwide Holdings *	3,369	113
Avis Budget Group *	13,360	902
AZZ	3,196	148
Babcock & Wilcox	14,124	410
Baltic Trading * (A)	5,700	33
Barnes Group	6,552	224
Barrett Business Services	834	49
BE Aerospace *	13,230	1,121
Beacon Roofing Supply *	6,170	176
Blount International *	6,185	99
Brady, Cl A	5,727	152
Briggs & Stratton (A)	4,949	100
Brink’s	5,506	151
Builders FirstSource *	7,970	55
CAI International *	1,272	25
Capstone Turbine * (A)	50,135	63
Carlisle	8,177	678
Casella Waste Systems, Cl A *	1,391	6
CBIZ *	3,745	32
CDI	2,269	34
Ceco Environmental	2,047	29
Celadon Group	3,375	71
Cenveo * (A)	7,100	22
Chart Industries *	3,972	266
Chicago Bridge & Iron	12,392	786
CIRCOR International	2,315	165

Description	Shares	Market Value ($ Thousands)

Civeo	11,798	$300
CLARCOR	6,123	387
Clean Harbors * (A)	7,776	471
Colfax *	11,989	763
Columbus McKinnon	2,465	62
Comfort Systems USA	4,391	67
Commercial Vehicle Group *	5,592	45
Continental Building Products *	3,000	48
Con-way	7,568	388
Copa Holdings, Cl A	4,228	520
Copart *	14,350	494
Corporate Executive Board	3,961	261
Covanta Holding	14,558	306
CRA International *	2,205	59
Crane	6,329	440
Cubic	2,189	98
Curtiss-Wright	6,178	444
Deluxe	6,254	372
DigitalGlobe *	9,532	289
Donaldson	18,146	760
Douglas Dynamics	4,022	80
Ducommun *	1,000	31
DXP Enterprises *	1,662	133
Dycom Industries *	3,707	116
Dynamic Materials	1,365	27
Echo Global Logistics *	2,486	65
EMCOR Group	8,487	367
Encore Wire	3,103	132
Energy Recovery * (A)	4,487	21
EnerNOC *	2,360	46
EnerSys	5,883	378
Engility Holdings *	2,010	71
Ennis	3,488	50
Enphase Energy *	2,300	32
EnPro Industries *	2,668	181
ESCO Technologies	2,777	100
Esterline Technologies *	3,990	468
Exelis	22,728	391
ExOne * (A)	1,900	56
Exponent	1,743	127
Federal Signal	9,547	141
Fortune Brands Home & Security	20,973	906
Forward Air	3,818	177
Foster Wheeler	12,800	418
Franklin Covey *	491	9
Franklin Electric	6,381	242
FreightCar America	1,733	52
FTI Consulting *	5,168	192
FuelCell Energy * (A)	34,361	87
Furmanite *	3,137	29
G&K Services, Cl A	2,439	136
GATX	5,552	368
GenCorp * (A)	8,779	162
Generac Holdings *	8,645	402
General Cable	6,137	132
Genesee & Wyoming, Cl A *	6,374	627
Gibraltar Industries *	3,560	57
Global Brass & Copper Holdings	2,700	42
Global Power Equipment Group	3,430	58
Gorman-Rupp	1,977	61
GP Strategies *	2,382	60
Graco	7,735	595
GrafTech International * (A)	15,817	138

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Graham	796	$24
Granite Construction	4,911	173
Great Lakes Dredge & Dock	9,180	70
Greenbrier	3,623	259
Griffon	4,237	53
H&E Equipment Services	3,725	152
Harsco	11,028	267
Hawaiian Holdings *	6,780	106
HD Supply Holdings *	13,400	372
Healthcare Services Group	9,239	253
Heartland Express	6,872	161
Heico	8,481	439
Heidrick & Struggles International	1,352	29
Heritage-Crystal Clean *	1,200	19
Herman Miller	7,443	221
Hertz Global Holdings *	55,714	1,646
Hexcel *	12,498	515
HNI	5,149	195
Houston Wire & Cable	3,755	49
Hub Group, Cl A *	4,262	185
Hubbell, Cl B	7,489	905
Huntington Ingalls Industries	6,259	639
Hurco	235	8
Huron Consulting Group *	2,911	176
Hyster-Yale Materials Handling	1,102	85
ICF International *	2,468	83
IDEX	10,141	780
IHS, Cl A *	8,499	1,211
InnerWorkings *	3,487	30
Insperity	3,012	89
Insteel Industries	2,941	69
Interface, Cl A	7,445	127
International Shipholding	800	16
ITT	11,563	553
JB Hunt Transport Services	11,549	873
JetBlue Airways * (A)	33,381	408
John Bean Technologies	4,431	129
Kadant	1,725	68
Kaman	3,973	162
KAR Auction Services	17,829	538
KBR	18,845	415
Kelly Services, Cl A	2,795	47
Kennametal	9,614	431
KEYW Holding * (A)	4,068	48
Kforce	4,537	91
Kirby *	7,126	850
Knight Transportation	8,337	211
Knoll	5,463	100
Korn/Ferry International *	6,958	210
Kratos Defense & Security Solutions *	5,216	39
Landstar System	5,644	383
Layne Christensen *	3,469	39
LB Foster, Cl A	1,171	61
Lennox International	6,229	522
Lincoln Electric Holdings	10,233	728
Lindsay Manufacturing (A)	1,627	127
LMI Aerospace *	181	3
LSI Industries	2,000	14
Lydall *	1,632	45
Manitex International *	1,800	24
Manitowoc	17,150	505
Manpowergroup	10,056	780

Description	Shares	Market Value ($ Thousands)

Marten Transport	3,095	$61
Masonite International *	3,400	194
MasTec *	8,262	252
Matson	5,552	150
McGrath RentCorp	2,748	102
Meritor *	13,095	178
Middleby *	7,125	614
Miller Industries	411	8
Mistras Group *	2,697	58
Mobile Mini	5,483	215
Moog, Cl A *	5,624	399
MRC Global *	12,812	318
MSA Safety	3,544	196
MSC Industrial Direct, Cl A (A)	6,003	541
Mueller Industries	7,108	208
Mueller Water Products, Cl A	19,612	181
Multi-Color	1,957	91
MYR Group *	2,179	51
NACCO Industries, Cl A	305	16
National Presto Industries	591	39
Navigant Consulting *	7,641	124
Navios Maritime Holdings	9,200	87
Navistar International * (A)	7,491	282
NCI Building Systems *	3,548	71
NN	2,487	73
Nordson	8,112	658
Nortek *	1,242	103
Northwest Pipe *	1,186	44
NOW * (A)	13,300	439
Old Dominion Freight Line *	7,990	533
On Assignment *	6,369	188
Orbital Sciences *	7,458	200
Orion Marine Group *	1,874	19
Oshkosh Truck	10,817	537
Owens Corning	15,160	546
Park-Ohio Holdings	1,118	65
Patriot Transportation Holding *	838	29
Paylocity Holding *	1,100	25
Pendrell *	8,751	13
Performant Financial *	2,000	19
PGT *	4,900	51
Pike *	4,938	59
Plug Power * (A)	19,400	108
Ply Gem Holdings *	1,300	15
Polypore International * (A)	5,260	236
Powell Industries	1,364	72
Power Solutions International *	300	21
PowerSecure International *	3,700	41
Preformed Line Products	90	5
Primoris Services	5,347	155
Proto Labs *	2,599	196
Quad, Cl A	3,562	80
Quality Distribution *	3,910	55
Quanex Building Products	5,765	104
Raven Industries	4,155	111
RBC Bearings	2,595	160
Regal-Beloit	5,825	414
Republic Airways Holdings *	4,596	47
Resources Connection	3,881	59
Rexnord *	9,426	275
Roadrunner Transportation Systems *	3,272	82
Rollins	8,775	261
RPX *	6,510	99

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

RR Donnelley & Sons	24,360	$430
Rush Enterprises, Cl A *	5,099	187
Safe Bulkers (A)	4,500	39
Saia *	3,392	161
Scorpio Bulkers *	15,200	121
Simpson Manufacturing	5,043	163
SkyWest	6,622	59
SolarCity * (A)	5,431	373
SP Plus *	2,498	54
Sparton *	1,100	32
Spirit Aerosystems Holdings, Cl A *	15,375	590
Spirit Airlines *	9,147	644
SPX	5,394	561
Standex International	1,629	122
Steelcase, Cl A	10,557	166
Sterling Construction *	591	5
Stock Building Supply Holdings *	1,700	29
Sun Hydraulics	2,877	115
Swift Transporation, Cl A * (A)	11,409	242
TAL International Group	4,284	189
Taser International *	7,069	111
Team *	2,357	94
Teledyne Technologies *	4,837	470
Tennant	2,638	184
Terex	14,070	526
Tetra Tech	8,142	208
Textainer Group Holdings	2,253	79
Thermon Group Holdings *	3,482	95
Timken	10,409	471
Titan International	5,472	79
Titan Machinery * (A)	3,312	41
Toro	7,100	437
Towers Watson, Cl A	8,133	892
TransDigm Group	6,605	1,242
Trex *	4,940	186
TriMas *	5,076	161
TriNet Group *	1,800	48
Trinity Industries	19,542	945
Triumph Group	6,696	465
TrueBlue *	5,928	161
Tutor Perini *	4,551	136
Twin Disc	1,870	60
UniFirst	1,840	178
United Continental Holdings *	47,052	2,240
United Rentals *	12,247	1,441
United Stationers (A)	4,537	184
Universal Forest Products	2,555	121
Universal Truckload Services	700	17
URS	8,971	543
US Ecology	2,340	100
USG * (A)	12,282	356
UTi Worldwide *	10,395	95
Valmont Industries	3,314	466
Verisk Analytics, Cl A *	20,972	1,346
Veritiv *	1,000	45
Viad	2,271	50
Vicor *	2,500	21
VSE	500	30
Wabash National *	7,741	109
WABCO Holdings *	7,210	744
Wabtec	12,106	1,009
WageWorks *	4,071	168
Waste Connections	15,703	770

Description	Shares	Market Value ($ Thousands)

Watsco	3,059	$283
Watts Water Technologies, Cl A	3,256	206
Werner Enterprises	5,990	149
Wesco Aircraft Holdings *	6,146	113
WESCO International * (A)	5,666	476
West	5,700	169
Woodward Governor	8,442	441
XPO Logistics *	7,290	226
YRC Worldwide *	4,500	104

		83,963

Information Technology — 15.7%
3D Systems * (A)	13,847	741
ACI Worldwide *	14,412	281
Activision Blizzard	61,706	1,453
Actuate *	2,744	12
Acxiom *	8,674	161
ADTRAN	6,797	157
Advanced Energy Industries *	5,219	100
Advanced Micro Devices * (A)	77,700	324
Advent Software	5,968	193
Aeroflex Holding *	729	8
Agilysys *	900	11
Alliance Fiber Optic Products	600	9
Alpha & Omega Semiconductor *	1,100	10
Ambarella * (A)	3,400	116
Amdocs	20,168	950
American Software, Cl A	2,872	26
Amkor Technology *	11,313	118
Angie’s List *	3,748	29
Anixter International	3,541	316
Ansys *	11,617	944
AOL *	10,165	439
Applied Micro Circuits *	8,998	76
Applied Optoelectronics *	1,700	36
ARRIS Group *	15,370	471
Arrow Electronics *	12,625	786
Aruba Networks *	12,539	268
Aspen Technology *	11,667	479
Atmel *	52,082	461
AVG Technologies *	4,300	75
Avnet	17,399	774
AVX	4,478	62
Axcelis Technologies *	7,300	15
Badger Meter	1,862	97
Bankrate *	7,849	110
Barracuda Networks *	900	22
Bazaarvoice *	3,600	26
Bel Fuse, Cl B	388	9
Belden	5,423	396
Benchmark Electronics *	6,930	171
Benefitfocus *	700	23
Black Box	2,509	59
Blackbaud	5,855	228
Blackhawk Network Holdings, Cl A *	1,000	28
Blackhawk Network Holdings, Cl B *	5,300	146
Blucora * (A)	4,129	64
Booz Allen Hamilton Holding, Cl A	8,665	192
Bottomline Technologies de *	4,871	137
Brightcove *	2,600	16
Broadridge Financial Solutions	15,397	655
BroadSoft *	3,594	86

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Brocade Communications Systems	55,347	$584
Brooks Automation	8,403	95
Cabot Microelectronics *	3,524	151
CACI International, Cl A *	2,932	211
Cadence Design Systems *	36,247	639
CalAmp *	4,756	92
Calix *	4,945	52
Callidus Software *	4,356	50
Carbonite *	1,400	15
Cardtronics *	5,585	198
Cass Information Systems	1,490	70
Cavium *	6,931	389
CDW	10,900	360
Ceva *	3,838	58
ChannelAdvisor *	2,400	39
Checkpoint Systems *	3,845	53
CIBER *	13,787	53
Ciena * (A)	13,386	277
Cirrus Logic *	7,995	193
Clearfield *	1,400	19
Cognex *	10,558	443
Coherent *	3,153	203
Cohu	2,077	26
CommScope Holding *	7,200	186
CommVault Systems *	5,684	313
Computer Task Group	792	10
Compuware	25,560	239
comScore *	3,947	151
Comtech Telecommunications	1,932	74
Comverse *	2,100	52
Concur Technologies *	5,911	593
Constant Contact *	4,666	145
Control4 * (A)	1,400	21
Convergys	14,087	271
Conversant *	8,594	237
CoreLogic *	11,683	330
Cornerstone OnDemand *	6,199	232
CoStar Group *	4,063	588
Covisint *	900	4
Cray *	5,170	146
Cree * (A)	15,323	698
CSG Systems International	3,717	103
CTS	4,045	72
Cvent *	2,100	53
Cypress Semiconductor	22,095	244
Daktronics	4,580	60
Datalink *	3,697	46
Dealertrack Technologies *	7,200	322
Demand Media *	337	3
Demandware *	3,545	188
Dice Holdings *	6,690	57
Diebold	8,433	320
Digi International *	3,601	30
Digimarc	276	7
Digital River *	3,277	50
Diodes *	4,042	103
Dolby Laboratories, Cl A *	6,504	303
Dot Hill Systems *	7,000	26
DSP Group *	862	8
DST Systems	3,850	357
DTS *	2,944	70
E2open *	4,100	62
EarthLink Holdings	11,833	49

Description	Shares	Market Value ($ Thousands)

Ebix (A)	3,825	$59
EchoStar, Cl A *	5,503	278
Electro Rent	1,059	16
Electro Scientific Industries	2,445	18
Electronics For Imaging *	6,128	270
Ellie Mae *	3,363	120
Emulex *	6,988	38
Endurance International Group Holdings * (A)	3,100	42
Entegris *	15,908	193
Entropic Communications *	14,749	39
Envestnet *	3,995	184
EPAM Systems *	4,100	154
Epiq Systems	3,690	54
ePlus *	644	38
Equinix *	6,698	1,462
Euronet Worldwide *	6,088	325
EVERTEC	7,600	175
Exar *	4,992	50
ExlService Holdings *	3,623	99
Extreme Networks *	10,187	54
Fabrinet *	3,215	52
FactSet Research Systems	5,386	686
Fair Isaac	3,991	232
Fairchild Semiconductor International, Cl A *	15,709	276
FARO Technologies *	2,208	128
FEI	5,352	450
Finisar *	12,454	253
FireEye * (A)	10,800	336
FleetCor Technologies *	10,473	1,505
FleetMatics Group * (A)	4,378	144
FormFactor *	6,967	49
Forrester Research	1,564	61
Fortinet *	17,599	454
Freescale Semiconductor * (A)	13,207	278
Gartner *	11,437	853
Genpact *	20,150	351
Gigamon * (A)	2,800	30
Global Cash Access Holdings *	7,316	57
Global Eagle Entertainment *	4,900	62
Global Payments	8,728	635
Glu Mobile * (A)	16,800	87
Gogo * (A)	6,500	110
GrubHub * (A)	1,000	38
GSI Group *	5,462	70
GT Advanced Technologies * (A)	17,129	305
GTT Communications *	1,800	22
Guidance Software *	594	5
Guidewire Software *	8,569	390
Hackett Group	3,300	21
Harmonic *	9,294	61
Heartland Payment Systems (A)	4,111	196
Higher One Holdings *	1,534	6
IAC	9,521	663
iGATE *	4,686	175
II-VI *	5,743	80
Immersion *	3,567	37
Imperva *	2,883	84
Infinera *	14,884	158
Infoblox *	7,503	101
Informatica *	13,785	469
Ingram Micro, Cl A *	19,446	561
Inphi *	4,962	75

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Insight Enterprises *	4,798	$126
Integrated Device Technology *	16,545	272
Integrated Silicon Solution	5,505	82
Interactive Intelligence Group *	2,268	97
InterDigital	5,230	232
Internap Network Services *	8,784	60
International Rectifier *	9,606	379
Intersil, Cl A	15,772	237
Intevac *	3,000	21
IntraLinks Holdings *	3,326	26
InvenSense, Cl A * (A)	8,177	211
IPG Photonics *	4,220	290
Itron *	4,511	190
Ixia *	6,158	59
IXYS	1,980	24
j2 Global (A)	5,957	318
Jack Henry & Associates	10,819	625
JDS Uniphase *	29,100	336
Jive Software *	2,634	18
Kemet *	2,462	12
Knowles *	11,400	375
Kofax * (A)	8,600	68
Kopin *	8,823	35
KVH Industries *	1,997	25
Lattice Semiconductor *	12,162	91
Leidos Holdings	8,450	318
Lexmark International, Cl A	8,280	419
Liberty Tripadvisor Holdings *	8,892	318
LinkedIn, Cl A *	13,106	2,959
Lionbridge Technologies *	7,618	35
Liquidity Services *	2,222	34
Littelfuse	3,003	276
LivePerson *	5,291	68
LogMeIn *	3,313	140
Luxoft Holding, Cl A * (A)	1,100	40
MA-COM Tech *	1,300	31
Manhattan Associates *	10,180	294
ManTech International, Cl A	2,822	82
Marchex, Cl B	2,900	25
Marin Software *	1,400	12
Marketo *	3,000	88
Marvell Technology Group	49,902	694
Maxim Integrated Products	35,604	1,100
MAXIMUS	8,916	367
MaxLinear, Cl A *	2,300	21
Maxwell Technologies *	2,864	29
Measurement Specialties *	1,877	161
Mentor Graphics	12,840	280
Mercury Systems *	5,923	66
Mesa Laboratories	300	21
Methode Electronics	5,284	178
Micrel	6,093	76
Micros Systems *	9,571	651
Microsemi *	11,414	304
MicroStrategy, Cl A *	1,253	174
Millennial Media * (A)	3,000	7
MKS Instruments	6,723	228
Model N *	900	8
ModusLink Global Solutions *	6,400	26
MoneyGram International *	2,905	41
Monolithic Power Systems	4,651	222
Monotype Imaging Holdings	4,860	143
Monster Worldwide *	12,508	72
Move * (A)	3,735	59

Description	Shares	Market Value ($ Thousands)

MTS Systems	1,989	$141
Multi-Fineline Electronix *	1,200	12
Nanometrics *	3,644	61
National Instruments	12,667	420
NCR *	20,883	713
NETGEAR *	4,892	163
Netscout Systems *	4,758	219
NetSuite *	5,403	474
NeuStar, Cl A * (A)	7,232	213
Newport *	5,995	113
NIC	7,422	139
Nimble Storage *	800	22
Nuance Communications *	33,181	564
Numerex, Cl A *	477	5
NVE *	694	48
Oclaro *	11,100	19
OmniVision Technologies *	8,042	218
ON Semiconductor *	54,200	529
Oplink Communications	3,166	61
OSI Systems *	2,668	186
Palo Alto Networks *	6,633	564
Pandora Media *	26,071	705
Park Electrochemical	1,982	56
Parkervision * (A)	14,552	18
PC Connection	831	19
PDF Solutions *	2,853	57
Pegasystems	5,136	114
Peregrine Semiconductor *	2,300	29
Perficient *	3,600	62
Pericom Semiconductor *	911	9
Photronics *	7,029	62
Plantronics	5,969	285
Plexus *	4,228	174
PMC-Sierra *	25,654	189
Polycom *	16,047	213
Power Integrations	3,989	238
PRGX Global *	936	6
Procera Networks *	1,381	14
Progress Software *	6,558	152
Proofpoint *	4,300	172
PROS Holdings *	3,399	87
PTC *	14,490	561
Qlik Technologies *	11,425	323
QLogic *	13,122	119
Qualys *	2,500	61
Quantum * (A)	12,478	16
Quicklogic * (A)	6,400	22
QuinStreet *	1,186	6
Rackspace Hosting *	14,977	518
Rally Software Development *	4,700	54
Rambus *	16,110	200
RealD *	7,164	67
RealNetworks *	844	7
RealPage * (A)	7,046	114
Reis	500	12
RF Micro Devices *	37,847	472
Rightside Group *	337	4
Riverbed Technology *	20,250	382
Rocket Fuel * (A)	2,100	34
Rofin-Sinar Technologies *	3,515	84
Rogers *	2,493	150
Rosetta Stone *	700	6
Rovi *	11,434	264
Rubicon Technology *	1,000	6

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Ruckus Wireless *	7,817	$109
Rudolph Technologies *	5,507	53
Sabre	5,300	97
Sanmina *	10,366	243
Sapiens International *	5,300	44
Sapient *	15,254	221
ScanSource *	4,096	158
Science Applications International	5,242	242
SciQuest *	2,538	41
Seachange International *	3,843	29
Semtech *	7,675	200
ServiceNow *	18,169	1,111
ServiceSource International *	9,746	37
ShoreTel *	5,870	39
Shutterstock * (A)	1,797	127
Silicon Graphics International *	3,190	31
Silicon Image *	12,061	61
Silicon Laboratories *	5,682	258
Skyworks Solutions	23,865	1,352
SolarWinds *	7,860	336
Solera Holdings	8,727	532
Sonus Networks *	28,601	108
Spansion, Cl A *	6,982	156
Speed Commerce *	5,400	18
Splunk *	14,884	803
SPS Commerce *	2,129	119
SS&C Technologies Holdings *	8,609	390
Stamps.com *	1,255	42
Stratasys * (A)	6,269	752
SunEdison * (A)	34,009	749
SunPower, Cl A * (A)	5,836	223
Super Micro Computer *	3,751	92
Sykes Enterprises *	6,111	128
Synaptics * (A)	4,387	360
Synchronoss Technologies *	4,097	181
SYNNEX *	3,870	270
Synopsys *	19,652	804
Syntel *	1,877	168
Tableau Software, Cl A *	4,800	314
Take-Two Interactive Software *	10,539	248
Tangoe * (A)	4,655	65
Tech Data *	5,065	342
TeleNav *	3,400	23
TeleTech Holdings *	3,427	92
Teradyne	25,800	531
Tessco Technologies	700	23
Tessera Technologies	7,030	208
Textura * (A)	2,200	63
TIBCO Software *	21,248	443
TiVo *	14,386	203
Travelzoo *	287	5
Trimble Navigation *	32,820	1,092
TriQuint Semiconductor *	21,539	445
Trulia * (A)	5,078	313
TTM Technologies *	7,087	54
Twitter *	60,300	3,000
Tyler Technologies *	4,387	391
Ubiquiti Networks * (A)	3,500	159
Ultimate Software Group *	3,535	520
Ultra Clean Holdings *	4,452	43
Ultratech *	2,968	77
Unisys *	5,683	133
Universal Display * (A)	5,008	174

Description	Shares	Market Value ($ Thousands)

Unwired Planet *	3,460	$7
Vantiv, Cl A *	15,808	495
Vasco Data Security International *	6,254	92
Veeco Instruments *	4,901	173
VeriFone Holdings *	14,129	493
Verint Systems *	7,750	389
ViaSat *	5,256	299
Violin Memory * (A)	9,300	39
VirnetX Holding * (A)	4,742	70
Virtusa *	3,149	107
Vishay Intertechnology (A)	17,817	285
Vishay Precision Group *	464	7
Vistaprint * (A)	4,199	203
Vitesse Semiconductor *	6,900	23
VMware, Cl A *	11,017	1,086
Vringo * (A)	6,600	7
Web.com Group *	7,239	137
WebMD Health, Cl A * (A)	5,327	258
WEX *	4,976	566
Wix.com *	1,300	21
Workday, Cl A *	11,789	1,074
Xcerra *	7,941	83
XO Group *	4,415	52
Xoom *	3,570	82
Yelp, Cl A *	6,498	536
Zebra Technologies, Cl A *	6,464	504
Zendesk *	2,400	65
Zillow, Cl A *	3,937	565
Zix *	6,113	24
Zynga, Cl A *	94,774	274

		90,697

Materials — 5.3%
A. Schulman	3,229	125
Advanced Emissions Solutions *	3,154	69
AEP Industries *	180	8
AK Steel Holding *	18,700	204
Albemarle	10,143	645
Allied Nevada Gold * (A)	16,478	63
AM Castle *	923	9
American Vanguard	3,999	54
Ampco-Pittsburgh	333	7
AptarGroup	8,366	537
Ashland	9,808	1,052
Axiall	8,525	354
Balchem	3,788	195
Berry Plastics Group *	11,338	273
Boise Cascade *	4,570	137
Cabot	8,332	456
Calgon Carbon *	7,918	168
Carpenter Technology	6,701	367
Celanese, Cl A	19,592	1,225
Century Aluminum *	6,659	166
Chase	800	28
Chemtura * (A)	11,529	285
Clearwater Paper *	3,051	211
Cliffs Natural Resources (A)	18,900	285
Coeur Mining *	13,061	103
Commercial Metals	15,641	270
Compass Minerals International	4,340	387
Crown Holdings *	17,435	842
Cytec Industries	4,517	465
Deltic Timber	1,596	106
Domtar	8,050	300

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Eagle Materials	6,383	$651
Ferro *	8,905	120
Flotek Industries *	6,296	175
FutureFuel	3,876	54
Glatfelter	5,471	136
Globe Specialty Metals	8,002	164
Gold Resource	1,558	10
Graphic Packaging Holding *	41,617	532
Greif, Cl A	3,619	173
H.B. Fuller	5,933	279
Handy & Harman *	800	21
Hawkins	1,773	65
Haynes International	1,223	61
Headwaters *	10,820	141
Hecla Mining	43,756	143
Horsehead Holding *	7,009	142
Huntsman	24,624	662
Innophos Holdings	2,889	168
Innospec	3,113	131
Intrepid Potash * (A)	7,060	108
Kaiser Aluminum	2,354	190
KapStone Paper and Packaging *	10,742	330
KMG Chemicals	309	5
Koppers Holdings	2,073	77
Kraton Performance Polymers *	4,880	99
Kronos Worldwide	3,484	55
Landec *	4,693	62
Louisiana-Pacific *	16,442	235
LSB Industries *	2,939	118
Materion	3,274	107
Minerals Technologies	4,724	296
Molycorp * (A)	16,247	29
Myers Industries	3,418	67
Neenah Paper	2,493	136
NewMarket (A)	1,097	446
Noranda Aluminum Holding	9,100	37
Olin (A)	9,816	268
Olympic Steel	327	8
OM Group	3,483	93
OMNOVA Solutions *	7,567	64
Packaging Corp of America	12,349	840
Patrick Industries *	1,000	42
Platform Specialty Products *	10,700	292
PolyOne	12,032	472
Quaker Chemical	1,434	112
Rayonier Advanced Materials (A)	4,917	163
Reliance Steel & Aluminum	9,838	688
Rentech *	37,265	83
Resolute Forest Products *	9,092	156
Rock Tenn, Cl A	18,070	888
Rockwood Holdings	9,205	745
Royal Gold	7,902	614
RPM International	16,888	796
RTI International Metals *	4,743	138
Schnitzer Steel Industries, Cl A	3,456	96
Schweitzer-Mauduit International	3,638	156
Scotts Miracle-Gro, Cl A	5,859	338
Senomyx * (A)	4,900	40
Sensient Technologies	6,035	339
Silgan Holdings	5,912	298
Sonoco Products	13,021	536
Southern Copper	17,829	585

Description	Shares	Market Value ($ Thousands)

Steel Dynamics	30,237	$703
Stepan	2,725	132
Stillwater Mining *	14,680	272
SunCoke Energy *	8,646	208
Tahoe Resources *	10,588	271
Taminco *	3,300	79
TimkenSteel	5,204	249
Tredegar	2,341	49
Tronox, Cl A	7,200	219
United States Steel	18,300	707
Universal Stainless & Alloy Products *	1,034	33
US Concrete *	1,300	33
US Silica Holdings	6,926	497
Valspar	10,726	866
Walter Industries (A)	5,626	31
Wausau Paper	4,619	42
Westlake Chemical	5,310	516
Worthington Industries	7,102	287
WR Grace *	9,624	953
Zep	3,721	59

		30,677

Telecommunication Services — 1.2%
8x8 *	10,914	85
Atlantic Telegraph-Network	1,367	80
Boingo Wireless *	2,700	19
Cincinnati Bell *	30,086	110
Cogent Communications Holdings	5,304	184
Consolidated Communications Holdings (A)	6,226	152
Enventis	700	12
FairPoint Communications *	4,070	66
General Communication, Cl A *	4,403	49
Globalstar * (A)	32,000	127
Hawaiian Telcom Holdco *	905	25
IDT, Cl B	3,103	49
inContact *	7,628	70
Inteliquent	3,153	38
Intelsat *	4,800	84
Iridium Communications * (A)	11,746	110
Level 3 Communications *	22,692	1,020
Lumos Networks	2,271	33
magicJack VocalTec *	3,636	46
NTELOS Holdings	1,498	20
ORBCOMM *	7,786	48
Premiere Global Services *	5,618	74
RingCentral, Cl A *	2,000	27
SBA Communications, Cl A *	16,219	1,789
Shenandoah Telecommunications	2,752	76
Spok Holdings	4,132	61
Sprint *	92,390	518
Telephone & Data Systems	10,055	265
T-Mobile US *	33,405	1,005
tw telecom, Cl A *	17,531	719
US Cellular *	1,452	55
Vonage Holdings *	18,120	63

		7,079

Utilities — 3.1%
ALLETE	5,370	261
Alliant Energy	14,018	820
American States Water	4,974	161

19	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

American Water Works	22,518	$1,140
Aqua America	22,537	564
Artesian Resources, Cl A	284	6
Atlantic Power	12,421	49
Atmos Energy	12,782	646
Avista	7,552	245
Black Hills	5,902	317
California Water Service Group	6,941	169
Calpine *	53,272	1,266
Chesapeake Utilities	1,077	74
Cleco	7,722	436
Connecticut Water Service	1,906	63
Dynegy, Cl A *	12,600	412
El Paso Electric	5,036	198
Empire District Electric	6,356	164
Great Plains Energy	19,723	506
Hawaiian Electric Industries (A)	13,158	334
IDACORP	6,324	359
ITC Holdings	19,875	742
Laclede Group	5,703	282
MDU Resources Group	24,232	759
MGE Energy	4,414	178
Middlesex Water	2,701	56
National Fuel Gas	10,588	809
New Jersey Resources	5,647	295
Northwest Natural Gas	3,476	158
NorthWestern	5,146	249
NRG Yield, Cl A	3,000	163
OGE Energy	25,076	941
ONE Gas	7,100	266
Ormat Technologies	2,734	75
Otter Tail	4,846	138
Pattern Energy Group, Cl A	4,600	148
Piedmont Natural Gas (A)	9,792	366
PNM Resources	10,717	281
Portland General Electric	9,800	338
Questar	22,308	525
SJW	2,464	67
South Jersey Industries	4,398	255
Southwest Gas	5,841	305
UGI	14,664	777
UIL Holdings	6,750	251
Unitil	1,358	44
Vectren	10,743	443
Westar Energy, Cl A (A)	16,270	601
WGL Holdings	7,061	307
York Water	752	15

		18,024

Total Common Stock (Cost $488,760) ($ Thousands)		556,820

	Number of Rights

RIGHTS — 0.0%
Biglari Holdings, Expires 09/12/14 *	169	4
Central European Media Enterprises *	112	—
Chelsea Therapeutics International *	4,000	—
Furiex Pharmaceuticals	942	—
Leap Wireless CVR *	7,532	—
Trius Contingent Value *	2,885	—

Total Rights (Cost $—) ($ Thousands)		4

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources, Expires 04/20/16 * (A)	1,239	$—
Tejon Ranch, Expires 08/31/16 *	96	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 8.0%
SEI Liquidity Fund, L.P.
0.070% ** (C)	46,036,602	46,037

Total Affiliated Partnership (Cost $46,037) ($ Thousands)		46,037

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **	16,311,045	16,311

Total Cash Equivalent (Cost $16,311) ($ Thousands)		16,311

U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills
0.016%, 11/06/2014	$510	510
0.006%, 10/09/2014	120	120
0.005%, 09/18/2014	300	300

Total U.S. Treasury Obligations (Cost $930) ($ Thousands)		930

Total Investments — 107.5% (Cost $552,038) ($ Thousands) ††		$620,102

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	63	Sep-2014	$105
S&P 500 Index EMINI	80	Sep-2014	265

			$370

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $576,830 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $552,038 ($ Thousands), and the unrealized appreciation and depreciation were $82,749 ($ Thousands) and $(14,685) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

August 31, 2014

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $45,912($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $46,037 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$556,820	$—	$—	$556,820
Rights	4	—	—	4
Warrants	—	—	—	—
Affiliated Partnership	—	46,037	—	46,037
Cash Equivalent	16,311	—	—	16,311
U.S. Treasury Obligations	—	930	—	930

Total Investments in Securities	$573,135	$46,967	$—	$620,102

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$370	$—	$—	$370

Total Other Financial Instruments	$370	$—	$—	$370

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 11.8%
2U *	49,776	$941
Abercrombie & Fitch, Cl A (A)	2,098	88
American Axle & Manufacturing Holdings *	21,400	387
American Eagle Outfitters (A)	47,177	664
America’s Car-Mart *	5,640	239
Arctic Cat	14,390	533
Asbury Automotive Group *	2,000	139
Ascena Retail Group *	30,700	534
Ascent Capital Group, Cl A *	3,335	208
Big 5 Sporting Goods	19,100	195
Big Lots	13,500	626
Biglari Holdings *	1,577	567
Bravo Brio Restaurant Group *	22,300	322
Bright Horizons Family Solutions *	16,752	681
Brown Shoe	11,500	343
Brunswick	40,760	1,753
Buffalo Wild Wings *	8,550	1,263
Cabela’s * (A)	19,031	1,161
Callaway Golf (A)	52,646	400
Capella Education	18,652	1,215
Career Education *	62,900	345
Carmike Cinemas *	4,200	142
Carter’s	10,327	855
Cato, Cl A	10,600	367
Children’s Place Retail Stores	7,310	393
Container Store Group * (A)	19,736	417
Cooper Tire & Rubber	9,600	296
Core-Mark Holding	31,642	1,524
Coupons.com * (A)	31,230	477
Crocs *	23,300	360
CSS Industries	10,800	273
Dana Holdings	44,205	1,027
Denny’s *	7,400	51
Destination XL Group *	32,500	162
Dex Media * (A)	5,100	58
Diamond Resorts International *	27,824	696
DreamWorks Animation SKG, Cl A * (A)	18,823	411
Drew Industries *	8,300	369
Einstein Noah Restaurant Group	13,900	198
Entravision Communications, Cl A	84,400	386
Ethan Allen Interiors (A)	20,829	525
Express *	25,961	450
Fiesta Restaurant Group *	40,103	1,969
Five Below * (A)	79,238	3,214
Francesca’s Holdings * (A)	35,259	494
Fred’s, Cl A	8,700	124
FTD *	7,800	258
Fuel Systems Solutions *	11,100	113
Genesco *	6,585	522
GNC Holdings, Cl A	10,800	410
Grand Canyon Education *	5,900	255
Gray Television *	1,200	12
Haverty Furniture	6,100	142
Helen of Troy *	8,800	512
Hibbett Sports * (A)	14,007	636
HomeAway *	35,673	1,184

Description	Shares	Market Value ($ Thousands)

Hyatt Hotels, Cl A *	1,200	$73
Jack in the Box	32,570	1,936
Journal Communications, Cl A *	42,700	424
K12 * (A)	37,900	714
Krispy Kreme Doughnuts *	39,817	677
La-Z-Boy, Cl Z	7,200	154
Libbey *	45,600	1,259
Lithia Motors, Cl A	21,104	1,845
LKQ *	34,417	978
Loral Space & Communications *	9,200	689
Manchester United * (A)	9,373	160
Marriott Vacations Worldwide *	2,800	167
Matthews International, Cl A (A)	27,903	1,288
MDC Partners, Cl A	61,950	1,357
Men’s Wearhouse	23,147	1,251
Meredith	9,275	432
Modine Manufacturing *	33,900	482
Monro Muffler Brake	4,169	216
Motorcar Parts & Accessories *	5,600	170
Movado Group	20,027	743
NACCO Industries, Cl A	6,345	330
National CineMedia	100,383	1,466
Nautilus *	9,700	115
Office Depot *	67,300	345
Orbitz Worldwide *	70,500	578
Overstock.com *	24,700	437
Oxford Industries	3,106	190
Penske Auto Group	15,560	746
Pep Boys-Manny Moe & Jack *	25,695	286
PetMed Express (A)	4,900	69
Pier 1 Imports	37,478	591
Pool	29,463	1,669
Popeyes Louisiana Kitchen *	10,654	427
ReachLocal * (A)	46,136	243
Red Robin Gourmet Burgers * (A)	8,635	459
Remy International	8,239	182
Rent-A-Center, Cl A (A)	39,049	1,088
RetailMeNot *	26,795	500
Ruth’s Hospitality Group	53,000	591
Ryland Group	12,240	454
Sally Beauty Holdings *	54,117	1,509
Scientific Games, Cl A *	79,543	807
Select Comfort *	16,295	365
ServiceMaster Global Holdings *	20,383	500
SFX Entertainment * (A)	24,115	170
Shoe Carnival	8,800	189
Shutterfly *	44,161	2,253
Six Flags Entertainment	16,950	618
Skechers U.S.A., Cl A *	39,146	2,285
Skullcandy *	36,300	301
Smith & Wesson Holding * (A)	16,000	177
Sonic	10,600	224
Stage Stores (A)	15,900	278
Standard Motor Products	8,200	308
Starwood Hotels & Resorts Worldwide	400	34
Steiner Leisure *	2,500	106
Stoneridge *	47,900	597
TAL Education Group ADR * (A)	40,844	1,397
Tempur Sealy International *	11,120	651
Tenneco *	9,600	615
Tile Shop Holdings * (A)	52,210	603
Time *	12,300	289
Tower International *	6,300	211

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

TRI Pointe Homes *	52,894	$783
Tuesday Morning *	28,250	496
Vail Resorts	5,300	421
Vera Bradley * (A)	39,668	814
Vince Holding *	9,139	332
Vitamin Shoppe *	52,544	2,059
Wolverine World Wide (A)	65,470	1,739
ZAGG *	6,700	39
Zoe’s Kitchen * (A)	17,797	519
zulily, Cl A *	17,004	558

		79,914

Consumer Staples — 2.1%
Andersons	11,750	808
Casey’s General Stores	25,991	1,863
Chefs’ Warehouse * (A)	25,144	475
Chiquita Brands International *	64,500	897
Cott	25,494	191
Darling Ingredients *	58,106	1,120
Dean Foods (A)	13,201	214
Fresh Del Monte Produce	65,753	2,100
Ingles Markets, Cl A	11,100	280
J&J Snack Foods	5,565	527
Lancaster Colony	5,400	477
Medifast *	7,600	255
Pantry *	13,018	276
Roundy’s *	16,200	61
Sanderson Farms	1,900	177
Seneca Foods, Cl A *	3,900	118
Snyder’s-Lance	6,165	168
SpartanNash	42,508	914
Sprouts Farmers Market * (A)	24,405	755
SUPERVALU *	102,300	977
TreeHouse Foods *	5,458	450
Universal (A)	13,800	728
USANA Health Sciences * (A)	5,100	373
Weis Markets	4,900	210
WhiteWave Foods, Cl A *	5,844	205

		14,619

Energy — 7.2%
Abraxas Petroleum *	118,700	702
Alberta Oilsands *	536,100	64
Alon USA Energy (A)	21,800	363
Alpha Natural Resources * (A)	35,400	140
Approach Resources * (A)	131,788	2,356
Basic Energy Services *	36,573	885
Bill Barrett * (A)	31,800	724
Bonanza Creek Energy *	15,080	926
Bristow Group	7,800	569
C&J Energy Services *	2,494	72
Callon Petroleum *	25,500	274
Carrizo Oil & Gas *	16,536	1,037
Clayton Williams Energy *	1,900	225
Cloud Peak Energy *	61,728	970
Comstock Resources	7,800	190
Delek US Holdings	42,476	1,486
Dresser-Rand Group *	10,754	745
Dril-Quip *	20,771	2,108
Eclipse Resources *	19,765	362
Emerald Oil * (A)	11,534	99
Energy XXI Bermuda (A)	27,233	449
Era Group *	15,788	404
Exterran Holdings	14,025	654
Forest Oil *	85,000	139

Description	Shares	Market Value ($ Thousands)

Forum Energy Technologies *	24,660	$840
GasLog	14,900	377
Goodrich Petroleum * (A)	15,941	352
Green Plains Renewable Energy	12,900	577
Gulfmark Offshore, Cl A	13,937	560
Helix Energy Solutions Group *	31,830	870
Hercules Offshore * (A)	69,300	234
ION Geophysical *	9,800	34
Key Energy Services *	72,943	459
Kinder Morgan Escrow *	69,898	—
Kodiak Oil & Gas *	19,200	312
Laredo Petroleum * (A)	55,629	1,315
Matador Resources *	24,609	673
Matrix Service *	14,600	412
McDermott International * (A)	164,693	1,186
Mitcham Industries *	11,228	148
Navigator Holdings *	16,100	475
Newpark Resources *	87,408	1,078
North Atlantic Drilling (A)	43,900	481
Northern Oil And Gas * (A)	20,676	348
Nuverra Environmental Solutions * (A)	110,500	1,492
Oasis Petroleum *	35,870	1,764
Parker Drilling *	185,785	1,167
PDC Energy *	8,715	524
Penn Virginia * (A)	26,700	401
PetroQuest Energy *	21,400	143
Pioneer Energy Services *	74,079	1,139
Renewable Energy Group *	26,600	323
Resolute Energy * (A)	76,900	618
REX American Resources *	6,200	662
Ring Energy * (A)	9,733	167
Rosetta Resources *	36,182	1,809
Scorpio Tankers	130,600	1,249
SEACOR Holdings *	2,215	181
StealthGas *	69,900	684
Stone Energy *	14,500	510
Superior Energy Services	30,339	1,087
Synergy Resources *	8,275	111
Targa Resources	1,277	178
Tesco	36,814	781
TETRA Technologies *	110,370	1,302
TGC Industries *	32,755	131
Tidewater	11,807	601
Triangle Petroleum * (A)	10,800	129
Unit *	7,259	478
VAALCO Energy *	120,700	1,104
Vertex Energy *	4,500	42
W&T Offshore (A)	17,500	261
Western Refining (A)	26,000	1,210
Willbros Group *	54,800	599
World Fuel Services (A)	24,538	1,089

		48,610

Financials — 19.5%
1st Source	6,200	186
Acadia Realty Trust ‡	20,160	581
Agree Realty ‡	12,700	375
Alexandria Real Estate Equities ‡	2,200	174
Allied World Assurance Holdings	8,352	309
Altisource Residential, Cl B ‡	6,100	150
Ambac Financial Group *	1,300	32

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

American Assets Trust ‡	16,235	$569
American Campus Communities ‡	11,715	463
American Capital Mortgage Investment ‡	16,700	344
American Equity Investment Life Holding (A)	33,400	826
AMERISAFE	2,000	76
AmTrust Financial Services (A)	10,340	455
Anworth Mortgage Asset ‡	95,997	498
Apartment Investment & Management, Cl A ‡	5,606	192
Ares Capital	1,950	33
Argo Group International Holdings	21,890	1,152
Artisan Partners Asset Management, Cl A	9,528	529
Ashford Hospitality Prime ‡	5,640	91
Ashford Hospitality Trust ‡	41,700	483
Aspen Insurance Holdings	6,100	259
Associated Banc	14,000	255
AvalonBay Communities ‡	1,962	302
Banco Latinoamericano de Comercio Exterior, Cl E	33,400	1,072
Bancorpsouth	7,800	165
Bank of the Ozarks (A)	61,912	1,978
BankUnited	18,032	569
Banner	19,725	777
BBCN Bancorp	4,200	61
Berkshire Hills Bancorp	17,115	422
BGC Partners, Cl A	72,700	550
BioMed Realty Trust ‡ (A)	6,600	148
BlackRock Kelso Capital	33,900	317
Blackstone Mortgage Trust, Cl A ‡	13,738	399
BofI Holding *	11,368	875
Boston Private Financial Holdings	67,588	821
Boston Properties ‡	1,828	222
Brandywine Realty Trust ‡	29,950	480
Brixmor Property Group ‡	2,600	62
Camden National	4,600	168
Campus Crest Communities ‡	65,177	536
Capital Bank Financial, Cl A *	27,300	668
Capstead Mortgage ‡	21,600	286
Cardinal Financial	12,889	230
CareTrust * ‡	6,400	112
CatchMark Timber Trust, Cl A ‡	35,600	428
Cathay General Bancorp	2,400	63
CBL & Associates Properties ‡	16,300	310
Cedar Realty Trust ‡	136,100	881
Central Pacific Financial	53,500	941
Chesapeake Lodging Trust ‡	8,200	253
City National	7,630	579
CNO Financial Group	159,730	2,851
CoBiz Financial	51,333	593
Cohen & Steers (A)	8,783	383
Community Trust Bancorp	9,240	328
Corporate Office Properties Trust ‡	20,225	574
Cousins Properties ‡	28,000	355
Credit Acceptance *	5,500	677
CubeSmart ‡	15,800	294
Customers Bancorp *	29,000	539

Description	Shares	Market Value ($ Thousands)

CyrusOne ‡	7,400	$193
CYS Investments ‡	109,134	1,029
DDR ‡	6,900	126
DiamondRock Hospitality ‡	29,200	389
Dime Community Bancshares	28,169	435
Douglas Emmett ‡	3,000	86
Duke Realty ‡	9,247	172
DuPont Fabros Technology ‡	14,400	405
Dynex Capital ‡	28,900	253
Eagle Bancorp *	29,139	977
East West Bancorp	16,635	580
EastGroup Properties ‡	32,872	2,131
Education Realty Trust ‡	81,002	882
Employers Holdings	68,759	1,472
Endurance Specialty Holdings	15,254	886
EPR Properties ‡	7,655	436
Equity Commonwealth * ‡	11,800	317
Equity Lifestyle Properties ‡	1,450	66
Equity One ‡	17,482	413
Equity Residential ‡	4,387	292
Essex Property Trust ‡	626	121
Evercore Partners, Cl A	2,900	148
Extra Space Storage ‡	700	37
Ezcorp, Cl A *	8,000	85
FBR * (A)	27,075	774
Federal Agricultural Mortgage, Cl C	9,600	316
Federal Realty Investment Trust ‡	500	62
Federated Investors, Cl B	8,779	269
Federated National Holding	2,300	57
FelCor Lodging Trust ‡	95,800	991
Fidelity & Guaranty Life	38,500	869
Financial Engines (A)	25,310	908
First Commonwealth Financial	54,800	486
First Horizon National	34,257	417
First Industrial Realty Trust ‡	13,200	240
First Interstate Bancsystem, Cl A	37,600	997
First Merchants	1,400	29
First Midwest Bancorp	76,287	1,285
First NBC Bank Holding *	9,349	300
Flushing Financial	28,000	540
FNB (Pennsylvania)	13,400	166
Forest City Enterprises, Cl A *	19,390	403
Forestar Group *	15,155	303
Fulton Financial	24,000	277
FXCM, Cl A (A)	80,869	1,172
General Growth Properties ‡	3,776	93
Geo Group ‡	44,600	1,669
Glacier Bancorp	23,735	646
Glimcher Realty Trust ‡	71,793	806
Government Properties Income Trust ‡	14,600	351
Gramercy Property Trust ‡ (A)	128,100	793
Hancock Holding	16,656	554
Hanover Insurance Group	36,466	2,314
Hatteras Financial ‡	62,358	1,241
HCI Group	7,100	299
HCP ‡	4,548	197
Health Care ‡	4,482	303
Hercules Technology Growth Capital	34,000	520
HFF, Cl A *	5,400	162

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Highwoods Properties ‡	37,612	$1,600
Home BancShares	22,230	661
Home Loan Servicing Solutions	13,000	285
Horace Mann Educators	79,910	2,381
Hospitality Properties Trust ‡	8,200	241
Host Hotels & Resorts ‡	9,009	206
Iberiabank	23,106	1,508
Infinity Property & Casualty	16,311	1,115
Inland Real Estate ‡	102,800	1,070
International Bancshares	28,100	741
Investment Technology Group *	37,500	639
Investors Bancorp	74,040	786
Investors Real Estate Trust ‡	6,900	59
Janus Capital Group (A)	35,400	430
Jones Lang LaSalle	8,138	1,087
Kennedy-Wilson Holdings	33,000	862
Kilroy Realty ‡	850	54
Kimco Realty ‡	7,000	164
Lakeland Bancorp	18,085	187
LaSalle Hotel Properties ‡	17,640	645
Lexington Realty Trust ‡	73,838	803
Liberty Property Trust ‡	2,700	96
LPL Financial Holdings	15,154	738
LTC Properties ‡	16,300	667
Macerich ‡	2,836	185
Mack-Cali Realty ‡	16,800	355
Maiden Holdings	94,400	1,148
MainSource Financial Group	28,000	483
Manning & Napier, Cl A	2,828	52
MarketAxess Holdings	11,432	674
MB Financial	17,155	485
Meadowbrook Insurance Group	98,700	611
Medallion Financial	23,200	281
Mercantile Bank	6,500	123
MFA Mortgage Investments ‡	58,177	491
Montpelier Re Holdings	27,700	871
Mortgage Investment Trust ‡	14,400	288
MSCI, Cl A *	11,520	531
National Health Investors ‡	3,500	226
National Penn Bancshares	64,900	649
NBT Bancorp	33,100	795
Nelnet, Cl A	43,900	1,930
Northfield Bancorp	54,146	710
OceanFirst Financial	10,300	169
Ocwen Financial *	22,200	620
OFG Bancorp (A)	21,400	340
Old National Bancorp	35,700	467
Oppenheimer Holdings, Cl A	7,500	181
Opus Bank *	5,997	190
Oritani Financial	10,870	163
PacWest Bancorp	28,686	1,203
Pebblebrook Hotel Trust ‡	45,564	1,765
PennantPark Investment	53,417	636
Pennsylvania Real Estate Investment Trust ‡	20,000	403
PennyMac Mortgage Investment Trust ‡	24,200	539
PHH *	7,000	168
PICO Holdings *	15,023	332
Pinnacle Financial Partners	4,900	176
Piper Jaffray *	8,200	437
Platinum Underwriters Holdings	38,489	2,404
Popular *	49,500	1,533
Potlatch ‡	11,600	495

Description	Shares	Market Value ($ Thousands)

Primerica	14,300	$720
PrivateBancorp, Cl A	5,500	162
Prologis ‡	8,858	363
Prosperity Bancshares	6,800	411
Protective Life	10,500	729
Provident Financial Services	12,600	214
PS Business Parks ‡	7,100	579
Public Storage ‡	1,971	345
Radian Group (A)	36,620	533
RAIT Financial Trust ‡	6,566	53
Ramco-Gershenson Properties ‡	43,600	739
RCS Capital, Cl A	4,600	102
RE, Cl A	27,200	825
Regency Centers ‡	1,215	69
Republic Bancorp, Cl A (A)	11,400	259
Retail Opportunity Investments ‡ (A)	7,650	121
RLJ Lodging Trust ‡	17,900	534
Rouse Properties ‡ (A)	39,600	692
Sabra Health Care ‡	28,566	814
Safeguard Scientifics *	23,044	452
Select Income ‡	11,300	315
Selective Insurance Group	23,375	560
Signature Bank NY *	13,055	1,546
Simon Property Group ‡	3,841	653
SL Green Realty ‡	845	92
South State	18,979	1,111
Southside Bancshares (A)	10,254	352
Sovran Self Storage ‡	9,800	757
St. Joe * (A)	14,952	324
STAG Industrial ‡	11,600	272
Starwood Property Trust ‡	20,100	479
State Bank Financial	2,427	41
Sterling Bancorp	26,393	334
Stifel Financial * (A)	16,155	773
Strategic Hotels & Resorts * ‡	52,000	618
Sunstone Hotel Investors ‡	46,700	680
Susquehanna Bancshares	17,900	185
SVB Financial Group *	8,400	935
Symetra Financial	39,200	954
Taubman Centers ‡	1,600	122
TCF Financial	34,218	541
THL Credit	20,900	298
Tompkins Financial	7,300	334
Two Harbors Investment ‡	31,300	335
UDR ‡	5,350	160
Umpqua Holdings	26,669	466
Union Bankshares	9,200	217
United Community Banks	64,700	1,097
United Insurance Holdings	10,900	176
Universal Insurance Holdings	11,800	164
Validus Holdings	10,300	403
Ventas ‡	3,390	223
ViewPoint Financial Group	15,900	414
Virtus Investment Partners	3,473	777
Vornado Realty Trust ‡	2,200	233
Walter Investment Management * (A)	10,200	269
Webster Financial	19,500	575
Weingarten Realty Investors ‡ (A)	1,500	51
WesBanco	7,700	239
Western Alliance Bancorp *	45,630	1,077
Winthrop Realty Trust ‡	29,500	450
WisdomTree Investments * (A)	22,629	268

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

World Acceptance * (A)	3,200	$251
WSFS Financial	13,535	1,010
Yadkin Financial *	18,550	348

		132,370

Health Care — 13.5%
Acadia Healthcare * (A)	72,997	3,738
ACADIA Pharmaceuticals * (A)	26,256	630
Acceleron Pharma *	11,646	313
Accuray * (A)	154,000	1,254
Acorda Therapeutics *	1,700	55
Addus HomeCare *	37,300	817
Aegerion Pharmaceuticals *	9,486	290
Affymetrix *	38,000	329
Akorn * (A)	62,832	2,452
Alere *	9,400	333
Align Technology *	10,090	549
AMN Healthcare Services *	1,700	26
Amsurg, Cl A *	15,803	850
ANI Pharmaceuticals *	9,000	264
Anika Therapeutics *	16,300	685
Aratana Therapeutics *	18,780	218
Arrowhead Research * (A)	21,897	319
athenahealth * (A)	3,491	504
Avalanche Biotechnologies *	9,650	286
BioCryst Pharmaceuticals *	5,100	69
BioDelivery Sciences International *	41,866	670
Bio-Reference Labs * (A)	5,100	148
Bruker *	23,776	477
Cambrex *	26,600	583
Cantel Medical	5,000	182
Capital Senior Living *	11,749	269
Cardiovascular Systems *	16,506	470
Catalent *	13,865	298
Celldex Therapeutics * (A)	1,300	21
Centene *	15,394	1,203
Charles River Laboratories International *	10,807	639
Chemed	7,100	750
Chimerix *	34,961	893
CONMED	24,895	983
Cross Country Healthcare *	72,700	580
Cubist Pharmaceuticals *	11,084	765
Depomed *	65,100	999
DexCom *	38,810	1,715
Durata Therapeutics *	4,600	72
Dyax *	28,563	292
Emergent Biosolutions *	24,400	608
Enanta Pharmaceuticals *	4,400	185
Endologix *	42,921	593
Ensign Group	6,400	224
Exact Sciences * (A)	21,278	444
Exactech *	8,600	205
ExamWorks Group * (A)	44,714	1,473
Five Star Quality Care *	27,100	126
Fluidigm * (A)	40,006	1,089
GenMark Diagnostics *	54,638	587
Gentiva Health Services *	17,400	314
Globus Medical, Cl A *	22,300	405
Greatbatch *	28,175	1,284
GW Pharmaceuticals * (A)	4,421	405
Halozyme Therapeutics * (A)	46,873	445
HealthEquity *	6,106	118
HealthSouth	73,832	2,908

Description	Shares	Market Value ($ Thousands)

HeartWare International *	11,178	$907
Hill-Rom Holdings	9,200	403
ICON *	12,003	595
ICU Medical *	1,608	101
Idera Pharmaceuticals * (A)	82,300	238
Ignyta *	28,981	217
Impax Laboratories *	3,800	94
Insmed *	74,356	1,036
Insulet *	44,751	1,616
Insys Therapeutics * (A)	8,417	297
InterMune *	14,906	1,095
Intrexon * (A)	12,930	262
Invacare	3,900	60
Ironwood Pharmaceuticals, Cl A *	25,598	331
Isis Pharmaceuticals * (A)	53,625	2,186
Jazz Pharmaceuticals *	4,390	715
K2M Group Holdings *	48,835	694
Karyopharm Therapeutics * (A)	7,740	279
Keryx Biopharmaceuticals * (A)	83,402	1,517
Kindred Healthcare	13,400	277
Kite Pharma * (A)	11,586	327
KYTHERA Biopharmaceuticals * (A)	7,721	290
Landauer	5,639	205
Lannett *	18,500	729
LDR Holding * (A)	60,477	1,637
Ligand Pharmaceuticals, Cl B *	3,200	166
Luminex *	2,200	41
Magellan Health Services *	10,045	561
Mallinckrodt * (A)	6,600	538
Masimo *	20,318	456
Medivation *	3,624	331
MEDNAX *	17,510	1,003
Merit Medical Systems *	19,245	241
Momenta Pharmaceuticals *	29,700	350
National Healthcare	800	46
Natus Medical *	21,400	602
Nektar Therapeutics *	49,211	702
NewLink Genetics * (A)	20,784	574
Novadaq Technologies *	98,618	1,288
NPS Pharmaceuticals *	44,335	1,338
Oramed Pharmaceuticals * (A)	41,854	424
OraSure Technologies *	18,400	153
Orexigen Therapeutics * (A)	77,209	440
Orthofix International *	18,700	634
Otonomy *	11,814	235
Owens & Minor (A)	5,236	180
Pacific Biosciences of California *	16,700	98
Pacira Pharmaceuticals *	19,432	2,104
PAREXEL International *	17,710	1,000
PDL BioPharma (A)	42,900	433
PerkinElmer	12,831	575
Pernix Therapeutics Holdings *	65,585	570
PharMerica *	43,800	1,090
Phibro Animal Health, Cl A	15,800	302
PhotoMedex * (A)	12,200	100
Portola Pharmaceuticals *	15,577	434
Pozen *	14,900	124
Premier, Cl A *	19,872	628
Prestige Brands Holdings *	20,001	692
Providence Service *	11,000	501
PTC Therapeutics *	1,900	60

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Puma Biotechnology *	12,035	$3,135
Quidel * (A)	18,869	445
RadNet *	29,400	196
Receptos *	9,010	461
Relypsa *	40,076	1,013
Repligen *	32,500	619
Revance Therapeutics *	21,756	508
Rigel Pharmaceuticals *	76,500	199
Sage Therapeutics *	4,360	126
Sagent Pharmaceuticals *	16,335	454
Sciclone Pharmaceuticals *	37,200	255
Select Medical Holdings	59,900	840
Sirona Dental Systems *	8,985	732
Skilled Healthcare Group, Cl A *	14,200	105
Spectranetics *	30,674	871
STERIS (A)	5,700	321
Sunesis Pharmaceuticals * (A)	39,691	297
Surgical Care Affiliates *	37,754	1,124
Symmetry Medical *	34,600	319
Synageva BioPharma * (A)	7,314	528
Syneron Medical *	54,856	551
Tandem Diabetes Care *	26,578	376
Team Health Holdings *	19,464	1,139
Techne	4,999	478
Teleflex	3,459	379
TESARO *	11,772	348
Threshold Pharmaceuticals *	57,886	241
Ultragenyx Pharmaceutical *	5,243	280
Unilife * (A)	223,564	570
Veeva Systems, Cl A * (A)	27,395	821
Versartis * (A)	11,550	266
Vocera Communications *	17,704	155
WellCare Health Plans *	19,616	1,292
Zeltiq Aesthetics * (A)	2,448	51

		92,020

Industrials — 16.3%
AAON	10,000	187
AAR	9,300	258
ACCO Brands *	37,000	286
Actuant, Cl A	76,286	2,573
Acuity Brands	11,558	1,432
Aegean Marine Petroleum Network (A)	37,000	374
Aegion, Cl A *	24,067	594
Aerovironment *	1,900	60
Air Transport Services Group *	79,400	649
Aircastle	39,000	746
Alamo Group	4,800	234
Alaska Air Group	7,600	352
Albany International, Cl A	4,500	169
Alliant Techsystems	3,200	403
Altra Industrial Motion	9,462	315
American Railcar Industries (A)	6,900	550
American Science & Engineering	500	29
American Woodmark *	4,200	165
Applied Industrial Technologies	1,600	78
ARC Document Solutions *	6,500	53
ArcBest	11,300	406
Argan *	5,300	212
Astec Industries	3,783	157
Astronics *	2,300	144
Atlas Air Worldwide Holdings *	5,000	167
AZZ	8,478	393

Description	Shares	Market Value ($ Thousands)

Barnes Group	16,795	$575
Barrett Business Services	5,200	308
Beacon Roofing Supply * (A)	17,457	498
Brady, Cl A	3,698	98
Brink’s	19,700	539
Carlisle	24,667	2,045
Celadon Group	10,066	211
Chart Industries *	9,825	657
CIRCOR International	17,130	1,219
Civeo	9,700	246
Clean Harbors * (A)	10,764	652
Comfort Systems USA	13,683	208
Corporate Executive Board	19,960	1,316
CRA International *	2,187	59
Cubic	14,755	659
Curtiss-Wright	33,400	2,399
Deluxe	10,600	631
Diana Shipping *	41,588	443
Ducommun *	8,800	273
DXP Enterprises *	6,086	488
Dycom Industries *	35,254	1,100
Dynamic Materials	8,656	173
EMCOR Group	79,517	3,435
Encore Wire	6,699	284
EnerSys	7,551	485
Engility Holdings *	3,600	127
Ennis	7,900	114
EnPro Industries *	5,044	342
Esterline Technologies *	8,615	1,010
Exponent	2,600	190
Fortune Brands Home & Security	19,939	861
FreightCar America	27,800	828
FTI Consulting *	40,385	1,498
G&K Services, Cl A	32,169	1,798
Generac Holdings * (A)	35,586	1,655
General Cable	8,620	185
Genesee & Wyoming, Cl A *	10,978	1,079
Gibraltar Industries *	22,400	356
Global Brass & Copper Holdings	9,095	140
Global Power Equipment Group (A)	53,700	905
Graco	12,222	939
GrafTech International * (A)	92,976	812
Granite Construction	3,155	111
Great Lakes Dredge & Dock *	153,100	1,167
Greenbrier (A)	4,200	300
H&E Equipment Services	39,880	1,632
Hawaiian Holdings * (A)	47,200	736
HEICO	14,815	768
HEICO, Cl A	22,602	938
Heritage-Crystal Clean *	23,849	382
Hexcel *	43,675	1,799
Hub Group, Cl A *	33,372	1,451
Hyster-Yale Materials Handling	18,400	1,418
ICF International *	11,300	382
IDEX	14,385	1,107
Interface, Cl A	31,812	542
ITT	11,705	560
JetBlue Airways * (A)	151,400	1,852
John Bean Technologies	4,600	134
Kadant	30,711	1,217
Kaman	8,856	360
KAR Auction Services	34,712	1,047

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Kelly Services, Cl A	16,900	$282
Kennametal	19,026	853
KEYW Holding *	26,841	318
Kforce	13,200	265
Kirby *	17,464	2,083
Korn/Ferry International *	21,099	638
Kratos Defense & Security Solutions *	6,400	48
Landstar System	5,621	381
LB Foster, Cl A	6,900	362
Lincoln Electric Holdings	14,678	1,044
Lindsay Manufacturing (A)	8,443	657
Marten Transport	28,234	559
Middleby *	28,228	2,434
Mobile Mini	24,958	978
Moog, Cl A *	14,546	1,031
MRC Global *	23,700	588
MSA Safety	1,600	89
MSC Industrial Direct, Cl A (A)	7,195	649
MYR Group *	50,136	1,172
Navigant Consulting *	18,200	296
NN	3,000	88
Norcraft *	1,700	28
Nordson	5,722	464
Northwest Pipe *	12,125	448
Old Dominion Freight Line *	18,975	1,265
Orion Marine Group *	70,103	709
Paylocity Holding *	6,032	137
Performant Financial *	5,100	49
PGT *	39,100	408
Polypore International * (A)	8,099	363
Powell Industries	208	11
PowerSecure International *	8,100	90
Primoris Services	47,016	1,365
Quad, Cl A (A)	19,267	432
Quality Distribution *	8,000	112
Quanex Building Products	15,358	277
Rand Logistics *	45,100	284
RBC Bearings *	11,642	720
Regal-Beloit	6,011	427
Rexnord *	5,253	153
Ritchie Bros Auctioneers (A)	11,308	269
Rush Enterprises, Cl A * (A)	28,689	1,052
Ryder System	5,234	473
Safe Bulkers (A)	41,900	367
Saia *	14,703	698
Scorpio Bulkers *	80,400	642
Simpson Manufacturing	9,895	320
SkyWest	16,164	145
SP Plus *	21,613	468
Sparton *	7,381	212
Spirit Airlines *	11,624	818
Standex International	4,900	366
Steelcase, Cl A	71,264	1,119
Swift Transportation, Cl A * (A)	78,887	1,671
TAL International Group	12,269	542
Taser International *	13,300	208
TCP International Holdings *	35,029	241
Team *	10,167	406
Teledyne Technologies *	3,902	379
Tennant	832	58
Terex	7,980	299
Tetra Tech	36,007	918
Textainer Group Holdings	4,700	166

Description	Shares	Market Value ($ Thousands)

Titan Machinery * (A)	33,300	$410
Trex * (A)	30,868	1,161
TriMas *	18,267	579
Triumph Group	9,847	683
TrueBlue *	106,009	2,877
Tutor Perini *	45,967	1,374
UniFirst	1,000	97
United Rentals *	9,598	1,129
United Stationers (A)	6,900	280
US Ecology	15,444	660
USG * (A)	32,710	948
Valmont Industries (A)	7,195	1,013
Wabtec	9,161	764
WageWorks *	3,139	129
Watsco	11,552	1,068
Watts Water Technologies, Cl A (A)	8,810	558
WESCO International * (A)	9,850	827
Woodward	7,649	399
XPO Logistics * (A)	22,808	707

		110,786

Information Technology — 19.2%
A10 Networks *	63,823	744
ACI Worldwide *	9,520	185
Acxiom *	32,370	600
ADTRAN	45,625	1,053
Advanced Energy Industries *	6,800	131
Advent Software	16,008	517
Alliance Fiber Optic Products (A)	21,000	311
Ambarella * (A)	25,114	860
Amkor Technology *	119,300	1,241
Anixter International *	7,300	651
Arista Networks * (A)	2,339	196
ARRIS Group *	29,370	899
Arrow Electronics *	11,519	717
Aruba Networks *	37,048	791
Aspen Technology *	67,088	2,757
Atmel *	126,566	1,121
AVG Technologies *	26,800	470
Bel Fuse, Cl B	10,088	238
Belden	35,565	2,599
Benchmark Electronics *	44,838	1,104
Black Box	7,400	175
Blackbaud	19,290	750
Blucora *	6,150	96
Brightcove *	21,600	131
Broadridge Financial Solutions	17,537	746
BroadSoft *	19,227	459
Cabot Microelectronics *	6,300	270
CACI International, Cl A *	2,900	209
Cadence Design Systems *	118,088	2,083
Calix *	45,200	475
Cavium * (A)	52,783	2,965
ChannelAdvisor *	32,244	522
ChipMOS TECHNOLOGIES Bermuda	9,300	223
CIBER *	196,500	751
Ciena * (A)	31,713	656
Cirrus Logic *	2,600	63
Clearfield *	4,200	56
Coherent *	5,520	356
CommVault Systems *	11,559	637
Computer Task Group	48,200	616
comScore *	13,700	525

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Comtech Telecommunications	4,600	$175
Comverse *	4,300	106
Constant Contact *	10,700	334
Convergys	21,890	420
Conversant *	2,300	63
Cornerstone OnDemand *	49,095	1,838
CoStar Group *	14,605	2,114
CSG Systems International	13,800	383
CTS	27,054	480
Dealertrack Technologies *	57,049	2,554
Demandware *	39,585	2,104
Diebold	9,668	367
Digi International *	90,900	758
Digital River *	14,500	221
Diodes *	16,400	417
Dot Hill Systems *	124,400	453
EarthLink Holdings	70,834	293
Electronics For Imaging *	3,800	167
Emulex *	21,600	118
Envestnet *	74,191	3,414
EPAM Systems *	5,500	207
ePlus *	4,300	252
Euronet Worldwide *	38,350	2,044
EVERTEC	19,431	447
Exar *	77,400	772
ExlService Holdings *	14,234	388
Extreme Networks *	124,600	664
Fabrinet *	21,200	343
Fairchild Semiconductor International, Cl A *	21,574	379
FARO Technologies *	4,200	244
FEI	16,649	1,399
FleetMatics Group * (A)	20,521	674
FormFactor *	38,200	269
Fortinet *	74,442	1,921
Gigamon * (A)	5,986	65
Global Cash Access Holdings *	53,700	419
Guidewire Software * (A)	65,658	2,991
Harmonic *	62,300	409
Heartland Payment Systems (A)	9,913	474
Hutchinson Technology *	73,400	330
iGATE *	8,000	299
Immersion *	44,200	463
Imperva *	11,754	342
Infinera * (A)	63,856	676
Infoblox *	64,648	870
Inphi *	81,713	1,230
Insight Enterprises *	40,100	1,052
Integrated Device Technology *	44,500	732
Integrated Silicon Solution	21,800	323
Interactive Intelligence Group *	12,662	542
International Rectifier *	2,200	87
Intersil, Cl A	90,459	1,361
Intralinks Holdings *	32,095	252
InvenSense, Cl A * (A)	29,170	754
IPG Photonics * (A)	2,609	179
Ixia *	32,584	314
j2 Global (A)	19,056	1,019
Kofax * (A)	21,300	169
Lattice Semiconductor *	93,800	704
LogMeIn *	2,800	118
Manhattan Associates *	32,400	936
Marketo *	15,945	467
MAXIMUS	38,476	1,585

Description	Shares	Market Value ($ Thousands)

Measurement Specialties *	6,858	$589
Mentor Graphics	27,900	609
Methode Electronics	32,800	1,106
MicroStrategy, Cl A *	4,811	668
MKS Instruments (A)	24,792	841
MoneyGram International *	21,600	304
Monolithic Power Systems	35,175	1,681
Monotype Imaging Holdings	14,200	417
Monster Worldwide *	18,500	107
MTS Systems	300	21
Multi-Fineline Electronix *	8,650	88
Nanometrics *	20,527	343
National Instruments	11,272	374
NETGEAR *	14,300	475
NetScout Systems *	5,700	263
Newport *	3,300	62
NIC *	3,200	60
NICE Systems ADR	14,339	565
Nimble Storage * (A)	63,522	1,718
OmniVision Technologies *	24,700	670
ON Semiconductor *	56,458	551
OSI Systems *	3,088	215
Palo Alto Networks *	6,279	534
Pandora Media *	21,330	577
Park Electrochemical	16,868	475
Pegasystems	4,600	102
Photronics *	20,700	183
Plantronics	9,800	468
Polycom *	15,100	200
Power Integrations	14,544	869
PRGX Global *	86,000	535
Progress Software *	15,411	357
PTC *	57,676	2,232
Pulse Electronics *	2,300	5
Qlik Technologies *	38,515	1,087
QLogic *	79,418	719
RealPage * (A)	28,604	461
RF Micro Devices * (A)	187,634	2,340
Rogers *	2,200	132
Ruckus Wireless *	172,497	2,399
Rudolph Technologies *	24,686	239
Saba Software *	51,700	723
Sanmina *	37,900	890
Sapient *	26,800	389
ScanSource *	4,900	189
Semtech *	11,167	291
ShoreTel *	14,900	100
Shutterstock * (A)	8,600	609
Silicon Graphics International *	4,300	42
Silicon Image *	59,600	302
Silicon Laboratories *	17,120	776
SolarWinds *	19,090	817
Solera Holdings	16,213	988
Sonus Networks *	62,100	234
Spansion, Cl A *	85,294	1,902
SPS Commerce *	27,212	1,522
SS&C Technologies Holdings *	49,322	2,232
Stamps.com *	15,800	532
Stratasys * (A)	3,067	368
Super Micro Computer *	13,600	333
Sykes Enterprises *	10,100	211
Synaptics * (A)	17,760	1,458
SYNNEX *	4,400	307
Tableau Software, Cl A *	20,638	1,352

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Take-Two Interactive Software *	4,000	$94
Tech Data *	20,360	1,374
TeleTech Holdings *	23,600	634
Teradyne	16,520	340
Tessco Technologies	4,700	151
Tessera Technologies	2,200	65
Textura * (A)	4,736	136
TiVo *	7,900	111
Trulia * (A)	8,494	523
Tyler Technologies *	2,986	266
Ultimate Software Group *	7,266	1,068
Ultra Clean Holdings *	10,100	98
Ultratech *	37,836	978
Unisys *	12,500	293
VeriFone Holdings *	10,540	368
Verint Systems *	7,700	386
Virtusa *	4,200	143
Vistaprint * (A)	8,499	410
WEX *	20,920	2,378
Xcerra *	9,300	97
Yelp, Cl A *	7,829	645
Zebra Technologies, Cl A *	14,405	1,124
Zillow, Cl A * (A)	6,261	898

		130,681

Materials — 4.1%
A. Schulman	18,100	703
Advanced Emissions Solutions *	5,000	109
AK Steel Holding * (A)	43,200	472
Alamos Gold	26,504	244
Allegheny Technologies	10,968	462
American Vanguard (A)	14,644	197
Ampco-Pittsburgh	9,900	210
AuRico Gold	37,132	169
Axiall	13,500	561
Berry Plastics Group *	36,784	887
Cabot	12,700	696
Calgon Carbon *	8,500	181
Commercial Metals	34,500	596
Cytec Industries	4,633	477
Domtar	4,700	175
Eagle Materials	7,603	775
Ferro *	61,400	828
FutureFuel	1,100	15
Glatfelter	15,000	374
Globe Specialty Metals	18,923	389
Graphic Packaging Holding *	28,600	366
Greif, Cl A	6,862	328
H.B. Fuller	42,120	1,981
Innophos Holdings	7,430	432
Innospec	3,500	148
Intrepid Potash * (A)	3,816	58
Kaiser Aluminum	3,100	250
KapStone Paper and Packaging *	12,500	384
Kraton Performance Polymers *	9,600	195
Landec *	60,600	796
Louisiana-Pacific * (A)	35,834	511
LSB Industries *	6,060	243
Materion	7,800	254
Minerals Technologies	9,920	621
Myers Industries	3,200	63
Neenah Paper	11,500	629
Novagold Resources * (A)	80,600	318
Olin (A)	27,400	748

Description	Shares	Market Value ($ Thousands)

Patrick Industries *	2,100	$88
PolyOne	53,718	2,107
Quaker Chemical	1,400	109
Rayonier Advanced Materials (A)	12,264	407
Rentech *	94,300	211
RTI International Metals *	21,171	614
Schnitzer Steel Industries, Cl A (A)	18,043	500
Schweitzer-Mauduit International	4,500	193
Senomyx * (A)	14,300	116
Sensient Technologies	41,535	2,331
Silgan Holdings	15,944	803
Taminco *	20,918	501
US Silica Holdings	36,244	2,603
Worthington Industries	18,900	764

		28,192

Telecommunication Services — 0.6%
Atlantic Telegraph-Network	6,456	378
Boingo Wireless *	44,845	312
Cogent Communications Holdings	10,002	347
Globalstar * (A)	59,500	236
IDT, Cl B	4,600	72
Inteliquent	29,700	362
Intelsat *	3,600	63
Intelsat *	1,200	21
Iridium Communications * (A)	58,200	547
magicJack VocalTec *	2,600	33
RingCentral, Cl A *	84,180	1,131
Spok Holdings	16,000	237
Vonage Holdings *	15,900	55

		3,794

Utilities — 1.7%
ALLETE	11,090	540
American States Water	5,500	178
Avista	24,200	786
Cadiz * (A)	42,100	556
California Water Service Group	9,400	229
Cleco	9,325	526
Dynegy, Cl A *	15,300	500
Empire District Electric (A)	15,700	406
Great Plains Energy	46,028	1,182
IDACORP	6,267	355
Laclede Group	1,200	59
New Jersey Resources	7,400	386
NorthWestern	15,064	727
Otter Tail	2,200	63
Piedmont Natural Gas (A)	14,300	535
PNM Resources	23,915	627
Portland General Electric (A)	66,705	2,299
Southwest Gas	16,501	862
UIL Holdings	15,500	577

		11,393

Total Common Stock (Cost $552,723) ($ Thousands)		652,379

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 ETF (A)	9,394	1,095
iShares Russell 2000 Growth ETF (A)	12,375	1,695

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

iShares Russell 2000 Value ETF (A)	19,300	$1,940

Total Exchange Traded Funds (Cost $4,285) ($ Thousands)		4,730

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics *	81,300	—
Biglari Holdings, Expires 09/12/14*(A)	1,754	39
Furiex Pharmaceuticals *	3,900	—

Total Rights (Cost $—) ($ Thousands)		39

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings 5.250%, 04/01/2014 (B)	$2,856	4

Total Convertible Bond (Cost $444) ($ Thousands)		4

AFFILIATED PARTNERSHIP — 14.2%
SEI Liquidity Fund, L.P.
0.070% ** (C)	96,418,438	96,418

Total Affiliated Partnership (Cost $96,418) ($ Thousands)		96,418

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **	37,461,713	37,462

Total Cash Equivalent (Cost $37,462) ($ Thousands)		37,462

U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills
0.040%, 05/28/2015	500	500
U.S. Treasury Bills
0.040%, 03/05/2015	771	771

Total U.S. Treasury Obligations (Cost $1,271) ($ Thousands)		1,271

Total Investments — 116.6% (Cost $692,603) ($ Thousands) ††		$792,303

The open futures contracts held by the Fund at August 31, 2014, is as follows:

Type o f Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	36	Sep-2014	$55

			$55

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $679,338 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $692,603 ($ Thousands), and the unrealized appreciation and depreciation were $124,334 ($ Thousands) and $(24,634) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $96,228 ($ Thousands).

(B)	Security in default on interest payments

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $96,418 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$652,379	$—	$—	$652,379
Exchange Traded Funds	4,730	—	—	4,730
Rights	39	—	—	39
Convertible Bond	—	—	4	4
Affiliated Partnership	—	96,418	—	96,418
Cash Equivalent	37,462	—	—	37,462
U.S. Treasury Obligations	—	1,271	—	1,271

Total Investments in Securities	$694,610	$97,689	$4	$792,303

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation*	$55	$—	$—	$55

Total Other Financial Instruments	$55	$—	$—	$55

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Consumer Discretionary — 11.6%
Abercrombie & Fitch, Cl A (A)	2,192	$92
American Eagle Outfitters (A)	33,422	471
Arctic Cat	9,031	334
Big 5 Sporting Goods	8,635	88
Biglari Holdings *	20	7
Bravo Brio Restaurant Group *	9,400	136
Bright Horizons Family Solutions *	27,059	1,100
Brown Shoe	10,100	301
Brunswick	14,320	616
Buffalo Wild Wings *	7,580	1,120
Cabela’s * (A)	14,449	882
Callaway Golf (A)	54,986	418
Capella Education	13,150	856
Career Education *	32,100	176
Carmike Cinemas *	3,400	115
Cato, Cl A	1,500	52
Core-Mark Holdings	16,800	809
Denny’s *	8,327	57
Dex Media *	3,600	41
Dorman Products * (A)	13,330	598
Drew Industries *	6,400	284
Entravision Communications, Cl A	44,477	204
Ethan Allen Interiors (A)	7,082	179
Express *	27,120	470
Federal Mogul, Cl A *	1,500	26
Fiesta Restaurant Group *	22,699	1,114
Five Below * (A)	37,218	1,510
Fred’s, Cl A	6,500	92
Fuel Systems Solutions *	4,300	44
Gentherm *	14,860	726
G-III Apparel Group *	7,870	650
Grand Canyon Education *	3,400	147
Gray Television *	4,200	42
Haverty Furniture	5,724	133
Helen of Troy *	2,500	146
HomeAway *	10,982	365
Jack in the Box	20,462	1,216
La-Z-Boy, Cl Z	6,400	137
Lithia Motors, Cl A	7,415	648
LKQ *	22,144	629
Loral Space & Communications *	6,900	517
Marriott Vacations Worldwide *	12,450	742
Matthews International, Cl A (A)	11,599	535
MDC Partners, Cl A	12,450	273
Men’s Wearhouse	5,671	306
Modine Manufacturing *	18,100	257
Motorcar Parts & Accessories *	4,000	121
Movado Group	14,020	521
NACCO Industries, Cl A	1,600	83
National CineMedia	33,477	489
Nautilus *	7,800	92
Orbitz Worldwide *	45,066	370
Overstock.com *	16,500	292
Oxford Industries	3,244	199
PetMed Express (A)	6,400	90
Pier 1 Imports	16,802	265
Pool	24,130	1,367
Popeyes Louisiana Kitchen *	14,470	580
Red Robin Gourmet Burgers *	4,548	242
Ruth’s Hospitality Group	33,191	370

Description	Shares	Market Value ($ Thousands)

Sally Beauty Holdings *	13,844	$386
Scientific Games, Cl A *	19,729	200
Select Comfort *	17,024	381
Shutterfly *	23,719	1,210
Six Flags Entertainment	9,594	350
Skechers U.S.A., Cl A *	19,594	1,144
Skullcandy *	9,800	81
Sonic	5,400	114
Standard Motor Products	6,800	256
Steiner Leisure *	2,400	102
Stoneridge *	25,799	321
TAL Education Group ADR *	23,119	791
Tempur Sealy International *	7,150	418
Tenneco *	4,400	282
Tile Shop Holdings * (A)	29,552	341
Time *	9,900	232
Tower International *	5,000	168
Tuesday Morning *	18,170	319
Vail Resorts	7,740	615
Vera Bradley * (A)	10,816	222
Vitamin Shoppe *	12,253	480
Wet Seal, Cl A * (A)	10,100	10
Zagg *	8,192	48
Zoe’s Kitchen * (A)	11,444	334
zulily, Cl A * (A)	10,940	359

		33,906

Consumer Staples — 2.2%
Andersons	10,350	712
Casey’s General Stores	13,687	981
Chefs’ Warehouse * (A)	14,849	280
Chiquita Brands International *	19,400	270
Darling International *	23,297	449
Fresh Del Monte Produce	20,100	642
J&J Snack Foods	600	57
Lancaster Colony	1,300	115
Medifast *	6,100	205
Pantry *	13,596	288
Pilgrim’s Pride *	13,100	391
Sanderson Farms	1,800	168
Snyder’s-Lance	24,849	677
Sprouts Farmers Market * (A)	15,695	486
SUPERVALU *	28,100	268
TreeHouse Foods *	5,702	471

		6,460

Energy — 6.3%
Abraxas Petroleum *	69,100	408
Alon USA Energy	6,400	106
Alpha Natural Resources * (A)	32,900	130
Basic Energy Services *	27,516	666
Bonanza Creek Energy *	6,300	387
Bristow Group	12,560	917
Callon Petroleum *	18,600	200
Carrizo Oil & Gas *	13,552	850
Clayton Williams Energy *	1,000	118
Comstock Resources	7,300	178
Delek US Holdings	8,500	297
Diamondback Energy *	600	52
Dril-Quip *	5,550	563
Forest Oil *	5,600	9
Forum Energy Technologies *	15,740	536
GasLog	15,400	390
Goodrich Petroleum * (A)	8,924	197
Green Plains Renewable
Energy	9,300	416

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Helix Energy Solutions Group *	29,001	$792
ION Geophysical *	14,800	51
Key Energy Services *	36,156	228
Kodiak Oil & Gas *	13,500	220
Laredo Petroleum Holdings * (A)	15,798	374
Matador Resources * (A)	20,880	571
Matrix Service *	10,069	284
McDermott International * (A)	35,653	257
Newpark Resources *	28,100	347
Northern Oil And Gas * (A)	21,600	364
Oasis Petroleum *	16,826	828
Oil States International *	9,100	587
Parker Drilling *	16,100	101
PDC Energy *	8,460	508
Penn Virginia * (A)	19,400	291
PetroQuest Energy *	10,000	67
Pioneer Energy Services *	50,795	781
Renewable Energy Group *	21,000	255
REX American Resources *	3,900	417
Rosetta Resources *	28,891	1,445
Stone Energy *	12,400	436
Superior Energy Services	16,630	596
Tesco	21,000	446
Triangle Petroleum * (A)	13,130	157
VAALCO Energy *	55,200	505
Vertex Energy *	3,300	31
W&T Offshore	5,600	84
Western Refining (A)	14,000	651
Westmoreland Coal *	1,100	46
Willbros Group *	39,300	430

		18,570

Financials — 17.3%
Agree Realty ‡	8,400	248
Altisource Residential, Cl B ‡	5,100	125
Ambac Financial Group *	4,500	109
AMERISAFE	3,100	117
Argo Group International Holdings	14,210	748
Artisan Partners Asset Management, Cl A	3,620	201
Ashford Hospitality Trust ‡	3,800	44
Associated Estates Realty ‡	36,510	675
Banco Latinoamericano de Comercio Exterior, Cl E	10,500	337
Bank of the Ozarks (A)	19,983	638
BankUnited	18,837	594
Banner	11,164	440
BBCN Bancorp	37,700	550
BGC Partners, Cl A	46,200	350
Blackstone Mortgage Trust, Cl A ‡	14,349	417
Boston Private Financial Holdings	19,938	242
Brandywine Realty Trust ‡	43,620	699
Capital Bank Financial, Cl A *	21,867	535
Capitol Federal Financial	61,680	762
Cardinal Financial	13,465	241
Cathay General Bancorp	7,400	193
Cedar Realty Trust ‡	25,700	166
Chatham Lodging Trust ‡	2,200	51
Chesapeake Lodging Trust ‡	1,600	49
City National	4,910	373
CNO Financial Group	8,000	143
Columbia Banking System	22,910	596

Description	Shares	Market Value ($ Thousands)

Corporate Office Properties Trust ‡	21,123	$599
Cousins Properties ‡	20,800	264
Credit Acceptance *	3,959	487
CubeSmart ‡	5,200	97
CyrusOne ‡	4,300	112
DiamondRock Hospitality ‡	81,000	1,079
DuPont Fabros Technology ‡ (A)	26,680	751
Eagle Bancorp *	14,137	474
EastGroup Properties ‡	8,807	571
Education Realty Trust ‡	34,991	381
Employers Holdings	21,577	462
Endurance Specialty Holdings	9,981	580
EPR Properties ‡	3,900	222
Equity One ‡	18,264	431
EverBank Financial	26,900	508
Evercore Partners, Cl A	13,170	675
Federated Investors, Cl B (A)	9,172	281
Federated National Holding	1,600	40
First Citizens BancShares, Cl A	200	46
First Commonwealth Financial	18,800	167
First Horizon National	35,788	435
First Interstate Bancsystem, Cl A	18,552	492
First Midwest Bancorp	54,956	926
First NBC Bank Holding *	9,767	314
Fulton Financial	58,390	674
Geo Group ‡	6,900	258
Hancock Holding	17,400	578
Hanmi Financial	2,710	56
Hanover Insurance Group	23,092	1,465
HCI Group	6,400	270
HFF, Cl A *	3,300	99
Highwoods Properties ‡	6,600	281
Home BancShares	3,300	98
HomeStreet	400	7
Horace Mann Educators	41,047	1,223
Iberiabank	21,811	1,423
Infinity Property & Casualty	12,067	825
Inland Real Estate ‡	65,200	679
Investment Technology Group *	14,600	249
Investors Bancorp	44,686	474
Jones Lang LaSalle	2,506	335
LaSalle Hotel Properties ‡	5,800	212
Lexington Realty Trust ‡	95,417	1,038
LTC Properties ‡	5,600	229
MarketAxess Holdings	9,108	537
MB Financial	17,888	506
Medical Properties Trust ‡	52,070	734
MFA Mortgage Investments ‡	60,777	513
Montpelier Re Holdings	7,100	223
National Health Investors ‡	2,000	129
National Penn Bancshares	48,474	485
NBT Bancorp	14,700	353
Nelnet, Cl A	10,200	448
Opus Bank *	3,859	122
PacWest Bancorp	14,458	606
Pebblebrook Hotel Trust ‡	15,152	587
PICO Holdings *	1,000	22
Pinnacle Financial Partners	6,500	233
Piper Jaffray *	3,000	160
Platinum Underwriters Holdings	22,127	1,382
Potlatch ‡	3,300	141

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Primerica	2,800	$141
PrivateBancorp, Cl A	6,500	192
Prosperity Bancshares	2,600	157
Provident Financial Services	5,900	100
PS Business Parks ‡	5,100	416
Ramco-Gershenson Properties ‡	16,500	280
RCS Capital, Cl A	3,600	80
Retail Opportunity Investments ‡ (A)	5,500	87
RLJ Lodging Trust ‡	9,300	277
Sabra Health Care ‡	16,500	470
Select Income ‡	5,900	165
Signature Bank NY *	4,799	568
South State	10,742	629
Sovran Self Storage ‡	9,300	719
STAG Industrial ‡	14,400	337
StanCorp Financial Group	7,990	524
Sterling Bancorp	26,243	333
Stifel Financial *	21,020	1,006
Strategic Hotels & Resorts * ‡	37,700	448
Summit Hotel Properties ‡	3,600	39
Sunstone Hotel Investors ‡	10,800	157
SVB Financial Group *	5,402	601
Symetra Financial	11,100	270
TCF Financial	80,337	1,269
Texas Capital Bancshares *	9,748	526
Umpqua Holdings	20,444	357
United Community Banks	20,800	353
United Insurance Holdings	8,800	142
Universal Insurance Holdings	9,800	136
Virtus Investment Partners	1,966	440
Webster Financial	29,610	874
Western Alliance Bancorp *	10,100	238
Wintrust Financial	16,310	760

		50,782

Health Care — 14.4%
Acadia Healthcare *	30,202	1,547
Acorda Therapeutics *	5,200	169
Addus HomeCare *	25,067	549
Affymetrix *	21,200	184
Akorn * (A)	38,633	1,507
Align Technology *	6,490	353
AMN Healthcare Services *	2,000	30
Amsurg, Cl A *	31,032	1,669
ANI Pharmaceuticals *	4,400	129
Anika Therapeutics *	8,200	344
Aratana Therapeutics *	12,083	140
BioCryst Pharmaceuticals *	5,000	68
BioDelivery Sciences International *	22,905	367
Cambrex *	18,700	410
Cantel Medical	5,450	199
Cardiovascular Systems *	11,917	340
Centene *	8,713	681
Charles River Laboratories International *	23,570	1,393
CONMED	8,900	352
Cubist Pharmaceuticals *	7,134	492
Depomed *	49,700	763
DexCom *	24,509	1,083
Emergent Biosolutions *	30,340	755
Enanta Pharmaceuticals *	4,100	172
Endocyte * (A)	5,600	41
Ensign Group	2,900	102

Description	Shares	Market Value ($ Thousands)

ExamWorks Group * (A)	20,587	$678
Five Star Quality Care *	34,816	162
Fluidigm *	5,881	160
Gentiva Health Services *	9,200	166
Globus Medical, Cl A *	45,690	829
Greatbatch *	8,200	374
GW Pharmaceuticals * (A)	2,188	200
Health Net *	14,700	694
HealthSouth	41,897	1,650
HeartWare International *	5,650	458
ICON *	7,725	383
ICU Medical *	2,200	138
Idera Pharmaceuticals * (A)	37,300	108
Impax Laboratories *	7,000	172
Insmed *	24,591	343
Insulet *	10,870	393
InterMune *	4,900	360
Invacare	4,800	74
Isis Pharmaceuticals * (A)	28,856	1,176
Jazz Pharmaceuticals *	2,820	459
K2M Group Holdings *	15,510	220
Karyopharm Therapeutics * (A)	4,979	179
Keryx Biopharmaceuticals * (A)	32,104	584
Kindred Healthcare	10,200	211
KYTHERA Biopharmaceuticals * (A)	5,028	189
Lannett *	13,400	528
LDR Holding *	28,415	769
Ligand Pharmaceuticals, Cl B *	1,100	57
MEDNAX *	4,650	266
Momenta Pharmaceuticals *	19,100	225
MWI Veterinary Supply *	5,280	750
Natus Medical *	5,200	146
Nektar Therapeutics *	9,400	134
NewLink Genetics * (A)	11,764	325
NPS Pharmaceuticals *	25,430	767
NuVasive *	900	32
Omnicell *	1,500	42
Oramed Pharmaceuticals * (A)	23,690	240
OraSure Technologies *	11,400	95
Orexigen Therapeutics * (A)	43,702	249
Orthofix International *	5,600	190
Otonomy *	7,663	153
Pacific Biosciences of California *	8,400	49
Pacira Pharmaceuticals *	9,360	1,013
PAREXEL International *	13,440	759
PerkinElmer	13,402	601
Pernix Therapeutics Holdings *	14,100	123
PharMerica *	15,700	391
Pozen *	2,400	20
Premier, Cl A *	12,783	404
Prestige Brands Holdings *	28,936	1,001
Providence Service *	9,408	428
PTC Therapeutics *	1,700	54
Puma Biotechnology *	6,578	1,714
RadNet *	19,200	128
Relypsa *	17,202	435
Repligen *	21,507	410
Revance Therapeutics *	5,716	133
Rigel Pharmaceuticals *	61,100	159
Sage Therapeutics *	2,739	79
Select Medical Holdings	26,100	366
Sirona Dental Systems *	5,780	471
Spectranetics *	17,362	493

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

STERIS	13,380	$753
Sunesis Pharmaceuticals * (A)	22,466	168
Supernus Pharmaceuticals * (A)	7,900	72
Surgical Care Affiliates *	10,870	324
SurModics *	2,600	53
Synageva BioPharma * (A)	3,202	231
Tandem Diabetes Care * (A)	11,535	163
Team Health Holdings *	14,717	861
Teleflex	3,614	396
TESARO *	7,579	224
Triple-S Management, Cl B *	7,200	138
Ultragenyx Pharmaceutical *	3,368	180
WellCare Health Plans *	5,200	342

		42,303

Industrials — 15.4%
AAON	7,750	145
AAR	660	18
Actuant, Cl A	42,222	1,424
Aerovironment *	5,200	164
Aircastle	9,700	185
Albany International, Cl A	2,500	94
Altra Industrial Motion	9,882	329
American Science & Engineering	1,400	81
American Woodmark *	2,200	86
Apogee Enterprises	16,250	593
ArcBest	7,800	280
Argan *	3,900	156
Astronics *	13,780	865
Barnes Group	15,450	529
Barrett Business Services	3,640	215
Beacon Roofing Supply * (A)	9,881	282
Carlisle	8,790	729
Chart Industries *	13,482	902
CIRCOR International	6,400	456
Civeo	7,000	178
Clean Harbors * (A)	11,245	681
Corporate Executive Board	7,913	522
Curtiss-Wright	28,480	2,046
Deluxe	4,200	250
Diana Shipping * (A)	23,540	250
Dycom Industries *	23,922	747
EMCOR Group	24,513	1,059
EnerSys	11,090	713
Engility Holdings *	7,300	257
EnPro Industries *	5,270	358
Esterline Technologies *	1,200	141
Exponent	2,500	183
G&K Services, Cl A	14,705	822
General Cable	9,005	193
Genesee & Wyoming, Cl A *	7,056	694
Gibraltar Industries *	11,636	185
Global Brass & Copper Holdings	2,400	37
H&E Equipment Services	38,452	1,573
Hexcel *	18,890	778
Hub Group, Cl A *	10,824	471
Huron Consulting Group *	9,420	570
Hyster-Yale Materials Handling	9,400	725
ICF International *	2,000	68
IDEX	9,260	712
Interface, Cl A	10,004	170
ITT	12,228	585
JetBlue Airways *	17,100	209
John Bean Technologies	22,220	645

Description	Shares	Market Value ($ Thousands)

Kadant	6,437	$255
Kaman	11,910	484
KAR Auction Services	20,588	621
KEYW Holding * (A)	17,265	204
Kforce	10,200	205
Kirby *	6,121	730
Korn/Ferry International *	39,197	1,186
Kratos Defense & Security Solutions *	6,700	50
Lincoln Electric Holdings	9,440	671
Lindsay Manufacturing (A)	4,779	372
Marten Transport	2,800	55
MasTec * (A)	17,490	533
Middleby *	6,945	599
Mobile Mini	14,126	553
Moog, Cl A *	6,200	440
MYR Group *	14,400	337
Navigant Consulting *	10,300	168
Orbital Sciences *	23,420	627
Orion Marine Group *	21,406	216
Performant Financial *	10,500	101
PGT *	22,331	233
Pike *	1,411	17
PowerSecure International *	8,777	97
Primoris Services	26,612	773
Quality Distribution *	6,700	94
RBC Bearings *	7,486	463
Regal-Beloit	6,279	446
Rexnord *	26,210	766
Safe Bulkers (A)	14,300	125
Saia *	8,400	399
Standex International	3,700	276
Steelcase, Cl A	29,073	456
Swift Transporation, Cl A * (A)	33,795	716
Taser International *	17,500	274
Team *	8,542	341
Teledyne Technologies *	4,075	396
Terex	8,334	312
Tetra Tech	20,269	517
TriMas *	35,539	1,127
Triumph Group	10,284	713
TrueBlue *	60,090	1,631
Tutor Perini *	9,600	287
UniFirst	1,200	116
United Rentals *	6,175	726
US Ecology	8,742	374
USG * (A)	18,514	536
Valmont Industries (A)	4,630	652
WageWorks *	1,871	77
Watts Water Technologies, Cl A	9,204	582

		45,284

Information Technology — 19.6%
A10 Networks *	18,648	217
ACI Worldwide *	31,750	618
Acxiom *	1,400	26
Advanced Energy Industries *	4,300	83
Alliance Fiber Optic Products (A)	15,300	227
Ambarella * (A)	14,215	487
Amkor Technology *	49,300	513
Anixter International *	4,200	375
Arista Networks * (A)	1,497	125
ARRIS Group *	16,624	509
Aspen Technology *	39,572	1,626
AVG Technologies *	19,392	340

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Belden	19,500	$1,425
Benchmark Electronics *	13,700	337
Brightcove *	10,000	61
BroadSoft *	20,084	479
Cabot Microelectronics *	7,400	317
CACI International, Cl A *	7,170	517
Cadence Design Systems *	27,316	482
Calix *	34,200	359
Cavium * (A)	23,500	1,320
Cirrus Logic *	1,800	44
Clearfield * (A)	3,500	47
Coherent *	5,767	372
comScore *	11,200	429
Comverse *	3,600	89
Constant Contact *	7,700	240
Convergys	22,868	439
Conversant *	1,600	44
Cornerstone OnDemand *	16,205	607
CoStar Group *	4,238	613
Cray * (A)	26,060	735
Dealertrack Technologies *	37,485	1,678
Demandware *	15,785	839
Diebold	10,100	383
Digital River *	4,200	64
Diodes *	2,900	74
Electronics For Imaging *	14,990	660
Emulex *	8,100	44
Entegris *	60,270	732
Entropic Communications *	14,500	38
Envestnet *	25,991	1,196
EPAM Systems *	4,400	166
Euronet Worldwide *	15,736	839
ExlService Holdings *	12,778	348
Extreme Networks *	16,900	90
Fabrinet *	15,500	251
Fairchild Semiconductor International, Cl A *	22,533	395
FARO Technologies *	3,200	186
FEI	6,151	517
FormFactor *	31,400	221
Fortinet *	28,590	738
Global Cash Access Holdings *	37,100	290
Guidewire Software *	24,710	1,126
Harmonic *	31,000	204
Heartland Payment Systems (A)	10,354	495
Hutchinson Technology *	46,250	208
iGATE *	5,800	217
Immersion *	28,005	293
Infoblox *	36,592	492
Insight Enterprises *	18,000	472
Integrated Device Technology *	28,600	470
Interactive Intelligence Group *	7,167	307
International Rectifier *	12,840	506
Intersil, Cl A	55,843	840
InvenSense, Cl A * (A)	39,520	1,022
Ixia *	34,032	327
Lattice Semiconductor *	66,100	496
Littelfuse	6,510	598
LivePerson *	7,500	97
LogMeIn *	2,200	93
Manhattan Associates *	14,600	422
MAXIMUS	15,972	658
Mentor Graphics	34,940	762
Methode Electronics	23,300	786
MKS Instruments (A)	14,524	493

Description	Shares	Market Value ($ Thousands)

Monolithic Power Systems	9,940	$475
Monotype Imaging Holdings	13,200	388
Monster Worldwide *	7,700	44
Netscout Systems *	3,900	180
NIC *	10,800	202
Nimble Storage * (A)	21,671	586
OmniVision Technologies *	18,300	496
Pandora Media *	13,720	371
Pegasystems	3,600	80
Plantronics	1,400	67
Polycom *	11,600	154
Power Integrations	8,232	492
PTC *	35,320	1,367
Qlik Technologies *	21,800	615
QLogic *	10,600	96
RF Micro Devices * (A)	135,557	1,690
Rogers *	1,800	108
Ruckus Wireless *	77,230	1,074
Sanmina *	12,800	301
Sapient *	20,200	293
ScanSource *	4,200	162
Semtech *	11,663	304
ShoreTel *	13,400	90
Shutterstock * (A)	5,531	392
Silicon Graphics International *	3,800	37
Silicon Image *	42,300	214
Silicon Laboratories *	11,010	499
SolarWinds *	12,280	525
Sonus Networks *	80,900	305
Spansion, Cl A *	51,692	1,153
SPS Commerce *	15,402	862
SS&C Technologies Holdings *	12,159	550
Stamps.com *	11,645	392
Super Micro Computer *	9,800	240
Sykes Enterprises *	6,600	138
Synaptics *	11,410	937
SYNNEX *	900	63
Tableau Software, Cl A *	6,214	407
Take-Two Interactive Software *	12,200	287
TeleTech Holdings *	3,600	97
Teradyne (A)	10,620	219
Tessera Technologies	1,500	44
TiVo *	6,400	90
Ubiquiti Networks * (A)	200	9
Ultimate Software Group *	4,672	687
Ultra Clean Holdings *	6,300	61
Unisys *	8,300	194
United Online *	2,442	31
VeriFone Holdings *	6,780	237
Verint Systems *	17,940	899
Virtusa *	4,500	153
WEX *	9,605	1,092
Xcerra *	6,600	69
Yelp, Cl A *	5,032	415
Zebra Technologies, Cl A *	11,266	879
Zillow, Cl A * (A)	2,990	429

		57,476

Materials — 4.8%
A. Schulman	12,800	497
Advanced Emissions Solutions *	8,700	190
AK Steel Holding *	34,000	371
Allegheny Technologies	11,455	483
Axiall	9,900	412
Balchem	9,450	486

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Berry Plastics Group *	48,227	$1,163
Calgon Carbon *	7,500	159
Century Aluminum *	2,884	72
Commercial Metals	54,310	939
Cytec Industries	4,840	499
Ferro *	43,800	590
FutureFuel	3,100	43
Globe Specialty Metals	15,100	310
Gold Resource	7,900	49
Graphic Packaging Holding *	4,600	59
Greif, Cl A	7,167	343
H.B. Fuller	11,388	536
Innophos Holdings	7,515	437
Innospec	1,400	59
KapStone Paper and Packaging *	14,100	433
Koppers Holdings	200	7
Kraton Performance Polymers *	6,800	138
Louisiana-Pacific *	20,283	289
Materion	5,200	170
Myers Industries	3,800	75
Patrick Industries *	1,200	50
PolyOne	23,375	917
Quaker Chemical	2,000	156
RTI International Metals * (A)	8,354	242
Senomyx * (A)	5,400	44
Sensient Technologies	23,141	1,298
Silgan Holdings	7,688	387
US Silica Holdings	20,621	1,481
Worthington Industries	14,700	595

		13,979

Telecommunication Services — 0.4%
Cogent Communications
Holdings	10,447	362
Globalstar * (A)	41,000	162
IDT, Cl B	7,300	115
Inteliquent	7,500	92
magicJack VocalTec *	3,700	46
RingCentral, Cl A *	28,677	385
Vonage Holdings *	12,400	43

		1,205

Utilities — 2.4%
ALLETE	14,740	717
American States Water	6,400	207
Avista	100	3
California Water Service Group	18,100	441
Cleco	6,900	389
Dynegy, Cl A *	11,500	376
Empire District Electric	10,200	264
Great Plains Energy	36,176	929
IDACORP	6,547	371
New Jersey Resources	6,500	340
NorthWestern	5,261	254
Otter Tail	8,400	239
PNM Resources	27,360	717
Portland General Electric (A)	27,355	943
UIL Holdings	20,640	769

		6,959

Total Common Stock (Cost $232,951) ($ Thousands)		276,924

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 ETF (A)	9,814	1,144

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

iShares Russell 2000 Growth ETF (A)	7,037	$963

Total Exchange Traded Funds (Cost $1,784) ($ Thousands)		2,107

	Number of Rights
RIGHTS — 0.0%
Furiex Pharmaceuticals *	300	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 7.3%
SEI Liquidity Fund, L.P.
0.070% ** (B)	21,377,219	21,377

Total Affiliated Partnership (Cost $21,377) ($ Thousands)		21,377

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **	13,961,998	13,962

Total Cash Equivalent (Cost $13,962) ($ Thousands)		13,962

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.036%, 03/05/2015	$404	404

Total U.S. Treasury Obligation (Cost $404) ($ Thousands)		404

Total Investments — 107.3% (Cost $270,478) ($ Thousands) ††		$314,774

The open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	61	Sep-2014	$113

			$113

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $293,491 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $270,478 ($ Thousands), and the unrealized appreciation and depreciation were $49,256 ($ Thousands) and $(4,960) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $21,332 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of August 31, 2014 was $21,377 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

August 31, 2014

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$276,924	$—	$—	$276,924
Exchange Traded Funds	2,107	—	—	2,107
Rights	—	—	—	—
Affiliated Partnership	—	21,377	—	21,377
Cash Equivalent	13,962	—	—	13,962
U.S. Treasury Obligation	—	404	—	404

Total Investments in Securities	$292,993	$21,781	$—	$314,774

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation*	$113	$—	$—	$113

Total Other Financial Instruments	$113	$—	$—	$113

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Consumer Discretionary — 13.2%
Abercrombie & Fitch, Cl A (A)	5,275	$220
Advance Auto Parts	23,302	3,179
American Eagle Outfitters (A)	303,610	4,275
ANN *	68,487	2,838
Arctic Cat	21,730	805
Asbury Automotive Group *	27,036	1,884
Ascena Retail Group *	19,500	339
Autoliv (A)	25,300	2,623
Bed Bath & Beyond *	21,953	1,411
Big Lots	50,600	2,345
Bloomin’ Brands *	107,360	1,786
Bravo Brio Restaurant Group *	8,100	117
Bright Horizons Family Solutions *	43,610	1,774
Brinker International	23,400	1,144
Brown Shoe	78,182	2,333
Brunswick	126,397	5,435
Buffalo Wild Wings *	39,066	5,772
Cabela’s * (A)	80,413	4,907
Callaway Golf (A)	132,327	1,007
Capella Education	46,745	3,043
Carter’s	86,456	7,157
Cato, Cl A	55,200	1,914
Children’s Place	50,610	2,721
Cooper Tire & Rubber (A)	34,700	1,070
Core-Mark Holding	15,607	752
Crocs *	14,800	228
Dana Holdings	44,935	1,044
Destination XL Group *	20,600	103
Diamond Resorts International *	114,458	2,864
Dillard’s, Cl A	25,000	2,858
Dollar General *	22,149	1,417
DR Horton	102,550	2,223
DSW, Cl A	95,809	2,964
Dunkin’ Brands Group	61,100	2,660
Ethan Allen Interiors (A)	45,735	1,154
Express * (A)	65,262	1,132
Fiesta Restaurant Group *	81,277	3,990
Five Below * (A)	220,042	8,925
Foot Locker	37,549	2,107
FTD *	18,620	617
GameStop, Cl A (A)	28,700	1,211
Gannett	163,856	5,532
Genesco *	13,450	1,067
Gentherm *	25,837	1,262
GNC Holdings, Cl A	6,900	262
Goodyear Tire & Rubber	75,925	1,972
Harley-Davidson	17,585	1,118
Hasbro	21,767	1,146
Hibbett Sports * (A)	55,470	2,520
HomeAway *	44,468	1,476
HSN	45,951	2,784
Hyatt Hotels, Cl A *	9,600	586
Imax * (A)	96,069	2,663
International Game Technology	63,500	1,071
Interpublic Group	55,064	1,075
Jack in the Box	85,927	5,108
K12 * (A)	24,100	454
Kate Spade & Co *	32,497	1,051
Krispy Kreme Doughnuts *	81,302	1,383
La-Z-Boy, Cl Z	78,707	1,679
Lear	31,200	3,155
Libbey *	28,900	798
Lithia Motors, Cl A	26,549	2,321

Description	Shares	Market Value ($ Thousands)

LKQ *	149,366	$4,242
Matthews International, Cl A	38,510	1,777
MDC Partners, Cl A	29,400	644
Men’s Wearhouse	13,648	737
Meredith (A)	18,940	882
Monro Muffler (A)	36,670	1,898
National CineMedia	432,504	6,315
Newell Rubbermaid	45,828	1,536
Office Depot *	43,100	221
Oxford Industries	7,807	479
Panera Bread, Cl A *	12,231	1,834
Pep Boys-Manny Moe & Jack *	52,465	583
PetSmart (A)	54,596	3,907
Pier 1 Imports	84,115	1,326
Polaris Industries	8,900	1,294
Pool	48,350	2,739
Popeyes Louisiana Kitchen *	31,368	1,258
Red Robin Gourmet Burgers * (A)	53,047	2,817
Rent-A-Center, Cl A (A)	37,700	1,050
Ryland Group (A)	106,554	3,953
Sally Beauty Holdings *	315,541	8,797
Samsonite International	649,310	2,241
Scientific Games, Cl A *	47,473	482
Select Comfort *	40,963	916
ServiceMaster Global Holdings *	96,666	2,373
Shoe Carnival	5,600	120
Shutterfly *	84,929	4,332
Six Flags Entertainment	34,352	1,253
Skechers U.S.A., Cl A *	67,390	3,933
Stage Stores (A)	43,100	753
Standard Pacific *	295,417	2,473
Starwood Hotels & Resorts Worldwide	2,950	249
Starz *	58,400	1,827
TAL Education Group ADR * (A)	82,779	2,831
Taylor Morrison Home, Cl A *	88,041	1,747
Tempur Sealy International *	28,960	1,695
Tenneco *	47,278	3,030
Tile Shop Holdings * (A)	105,814	1,222
TRI Pointe Homes *	16,400	243
TRW Automotive Holdings *	39,800	3,832
Tuesday Morning *	170,105	2,991
Tumi Holdings *	169,975	3,821
Ulta Salon Cosmetics & Fragrance *	34,959	3,402
Vail Resorts	10,820	860
Vera Bradley * (A)	26,027	534
Vince Holding *	72,860	2,645
Vitamin Shoppe *	55,375	2,170
Whirlpool	12,400	1,897
Wolverine World Wide	239,035	6,349
Wyndham Worldwide	38,878	3,147
Zoe’s Kitchen * (A)	46,337	1,352
zulily, Cl A * (A)	44,285	1,453

		251,293

Consumer Staples — 2.0%
Casey’s General Stores	43,640	3,129
Chefs’ Warehouse * (A)	65,459	1,236
Chiquita Brands International *	21,100	293
Coca-Cola Enterprises	24,697	1,180
Darling Ingredients *	156,712	3,021
Energizer Holdings	25,800	3,135
Fresh Del Monte Produce	43,200	1,380
Hain Celestial Group * (A)	23,348	2,297
Ingredion (A)	11,531	920
J&J Snack Foods	11,360	1,076

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

JM Smucker	20,011	$2,053
Kroger	35,352	1,802
Molson Coors Brewing, Cl B	27,919	2,065
Omega Protein *	90,700	1,367
Pantry *	32,721	693
Rite Aid *	373,419	2,323
Snyder’s-Lance	15,496	422
SpartanNash	40,407	868
Spectrum Brands Holdings	20,952	1,815
Sprouts Farmers Market * (A)	63,528	1,966
SUPERVALU *	164,500	1,571
Sysco (A)	46,106	1,744
TreeHouse Foods *	13,720	1,132
Universal (A)	3,300	174
Weis Markets	17,700	760

		38,422

Energy — 5.4%
Alberta Oilsands *	1,600,500	192
Approach Resources * (A)	71,900	1,285
Athlon Energy *	65,579	3,052
Atwood Oceanics *	15,300	756
Basic Energy Services *	46,965	1,137
Bill Barrett * (A)	20,300	462
Bonanza Creek Energy *	12,825	788
Bristow Group	27,726	2,023
C&J Energy Services *	48,406	1,389
Carrizo Oil & Gas *	12,156	762
CHC Group * (A)	281,519	1,954
Cloud Peak Energy *	19,900	313
Core Laboratories	7,890	1,246
CVR Energy (A)	16,500	819
Delek US Holdings	39,900	1,396
Diamondback Energy *	32,850	2,837
Dresser-Rand Group *	70,621	4,894
Dril-Quip *	34,813	3,532
Energy XXI Bermuda (A)	11,413	188
EQT	18,256	1,809
Exterran Holdings	28,650	1,336
Goodrich Petroleum * (A)	36,581	808
Helix Energy Solutions Group *	139,154	3,802
Helmerich & Payne	41,400	4,349
Key Energy Services *	59,570	375
Kodiak Oil & Gas *	175,166	2,850
Laredo Petroleum * (A)	166,067	3,926
Matador Resources *	62,253	1,703
McDermott International * (A)	161,290	1,162
Nabors Industries	90,769	2,470
Navigator Holdings * (A)	10,200	301
Newfield Exploration *	28,052	1,257
Newpark Resources *	85,200	1,050
North Atlantic Drilling (A)	27,900	306
Northern Oil And Gas * (A)	51,976	876
Nuverra Environmental Solutions * (A)	70,200	948
Oasis Petroleum *	84,728	4,168
Parker Drilling *	301,100	1,891
PDC Energy * (A)	60,823	3,655
Penn Virginia * (A)	110,503	1,660
Pioneer Energy Services *	61,571	947
Pioneer Natural Resources	8,185	1,708
Range Resources	6,572	516
Resolute Energy * (A)	48,900	393
Rice Energy *	51,147	1,498
RigNet *	79,476	3,709
Ring Energy * (A)	19,867	341
Rosetta Resources *	104,468	5,223

Description	Shares	Market Value ($ Thousands)

RSP Permian * (A)	74,893	$2,142
Scorpio Tankers	83,100	794
Spectra Energy	28,762	1,198
StealthGas *	44,500	436
Superior Energy Services	95,083	3,408
Synergy Resources *	146,816	1,976
Tesco	83,928	1,781
Tesoro	58,000	3,755
TETRA Technologies *	139,640	1,648
W&T Offshore	9,500	142
Western Refining (A)	23,800	1,107
World Fuel Services	6,312	280

		102,729

Financials — 20.9%
1st Source	800	24
Acadia Realty Trust ‡	41,170	1,187
Alexandria Real Estate Equities ‡	43,565	3,444
Allied World Assurance Holdings	45,000	1,665
Allstate	19,651	1,208
American Assets Trust ‡	33,145	1,162
American Campus Communities ‡	74,828	2,956
American Capital Mortgage Investment ‡	10,600	218
American Equity Investment Life Holding (A)	10,900	270
American Financial Group	115,690	6,938
Ameriprise Financial	14,151	1,780
AmTrust Financial Services (A)	53,145	2,340
Apartment Investment & Management, Cl A ‡	44,390	1,521
Arch Capital Group *	75,125	4,175
Ares Capital	43,000	737
Artisan Partners Asset Management, Cl A	14,660	813
Ashford Hospitality Trust ‡	110,520	1,281
Aspen Insurance Holdings	34,400	1,463
Associated Banc	73,700	1,340
Assured Guaranty	189,610	4,579
AvalonBay Communities ‡	15,113	2,329
Banco Latinoamericano de Comercio Exterior, Cl E	84,745	2,721
Bancorpsouth (A)	114,221	2,418
Bank of the Ozarks	198,024	6,327
BankUnited	45,328	1,430
Banner	39,976	1,574
BioMed Realty Trust ‡ (A)	52,350	1,175
Blackstone Mortgage Trust, Cl A ‡	34,531	1,003
Boston Private Financial Holdings	147,006	1,785
Boston Properties ‡	14,350	1,742
Brandywine Realty Trust ‡	190,600	3,053
Brixmor Property Group ‡	19,900	471
Calamos Asset Management, Cl A	41,900	540
Campus Crest Communities ‡	18,500	152
Cardinal Financial	32,401	579
CareTrust ‡*	7,000	122
CatchMark Timber Trust, Cl A ‡	22,600	271
CBL & Associates Properties ‡	70,700	1,343
Cedar Realty Trust ‡	44,200	286
Central Pacific Financial	34,000	598
Chatham Lodging Trust ‡	51,300	1,186

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Chimera Investment ‡	245,200	$812
City National	19,860	1,507
CNA Financial	54,600	2,117
CNO Financial Group	437,874	7,816
CoBiz Financial	100,609	1,162
Comerica	72,230	3,636
Community Trust Bancorp	17,255	613
Corporate Office Properties Trust ‡	50,835	1,443
CubeSmart ‡	175,844	3,271
Customers Bancorp *	18,500	344
CYS Investments ‡	148,600	1,401
DDR ‡	198,981	3,625
DiamondRock Hospitality ‡	135,348	1,803
Dime Community Bancshares	43,800	676
Douglas Emmett ‡	80,204	2,291
Duke Realty ‡	73,664	1,370
DuPont Fabros Technology ‡	116,200	3,272
Eagle Bancorp *	65,894	2,209
East West Bancorp	143,965	5,016
EastGroup Properties ‡	48,061	3,116
Education Realty Trust ‡	181,201	1,973
Employers Holdings	78,427	1,679
Endurance Specialty Holdings	48,240	2,801
EPR Properties ‡	13,390	762
Equity Commonwealth ‡	67,750	1,821
Equity Lifestyle Properties ‡	11,350	519
Equity One ‡	43,947	1,037
Equity Residential ‡	34,850	2,317
Essex Property Trust ‡	5,071	981
Everest Re Group	19,700	3,228
Extra Space Storage ‡	4,850	256
FBR *	17,233	493
Federal Realty Investment Trust ‡	4,100	512
Federated Investors, Cl B (A)	22,070	677
FelCor Lodging Trust ‡	60,700	628
Fidelity & Guaranty Life	24,400	550
Fifth Third Bancorp	96,703	1,973
Financial Engines	60,233	2,161
First BanCorp *	562,229	2,929
First Horizon National	86,115	1,047
First Midwest Bancorp	99,396	1,675
First NBC Bank Holding *	23,503	755
First Niagara Financial Group	111,800	973
Flushing Financial	66,600	1,285
FNF Group	65,755	1,861
Forest City Enterprises, Cl A *	39,590	823
Forestar Group *	30,940	619
Fulton Financial	93,546	1,079
FXCM, Cl A (A)	58,129	842
General Growth Properties ‡	29,520	725
Genworth Financial, Cl A *	236,862	3,361
Geo Group ‡	28,400	1,063
Glacier Bancorp	48,470	1,319
Glimcher Realty Trust ‡	71,435	802
Gramercy Property Trust ‡	81,500	505
Hancock Holding	80,108	2,663
Hanover Insurance Group	75,461	4,788
Hartford Financial Services Group	49,036	1,817
Hatteras Financial ‡	10,700	213
HCP ‡	35,950	1,558
Health Care ‡	35,538	2,402
HFF, Cl A	78,334	2,350
Highwoods Properties ‡	21,260	905

Description	Shares	Market Value ($ Thousands)

Home BancShares	38,235	$1,138
Home Loan Servicing Solutions	40,800	894
Horace Mann Educators	117,035	3,488
Hospitality Properties Trust ‡	89,900	2,646
Host Hotels & Resorts ‡	148,703	3,393
Huntington Bancshares	674,940	6,645
Iberiabank	55,130	3,597
Infinity Property & Casualty	20,135	1,377
Inland Real Estate ‡	138,600	1,443
International Bancshares	47,046	1,240
Investment Technology Group *	129,508	2,206
Investors Bancorp	266,322	2,826
Janus Capital Group (A)	290,754	3,533
Jones Lang LaSalle	35,947	4,803
Kennedy-Wilson Holdings	138,779	3,625
KeyCorp	450,785	6,135
Kilroy Realty ‡	6,700	424
Kimco Realty ‡	56,450	1,326
LaSalle Hotel Properties ‡	39,830	1,456
Lexington Realty Trust ‡	553,333	6,020
Liberty Property Trust ‡	21,150	749
Lincoln National	47,100	2,592
LPL Financial Holdings	107,151	5,217
Macerich ‡	22,598	1,475
Mack-Cali Realty ‡	10,700	226
Maiden Holdings	50,700	617
MarketAxess Holdings	17,214	1,014
MB Financial	43,124	1,220
Meadowbrook Insurance Group	130,300	807
Medical Properties Trust ‡	151,539	2,135
MFA Mortgage Investments ‡	389,746	3,290
Montpelier Re Holdings	75,900	2,387
Mortgage Investment Trust ‡	75,000	1,498
National Penn Bancshares	116,640	1,166
Nelnet, Cl A	70,300	3,091
Northfield Bancorp	34,363	451
NorthStar Asset Management Group *	61,169	1,131
NorthStar Realty Finance ‡	61,169	1,132
Ocwen Financial *	14,100	394
OFG Bancorp	273,527	4,349
Omega Healthcare Investors ‡ (A)	57,600	2,170
Opus Bank *	60,168	1,907
PacWest Bancorp	134,453	5,639
PartnerRe	22,800	2,547
Pebblebrook Hotel Trust ‡	126,907	4,916
Pennsylvania Real Estate Investment Trust ‡	130,816	2,637
Platinum Underwriters Holdings	17,872	1,117
Popular *	175,139	5,423
Prologis ‡	70,298	2,878
Prospect Capital (A)	166,100	1,713
Public Storage ‡	15,678	2,747
Radian Group (A)	74,775	1,089
RAIT Financial Trust ‡ (A)	195,499	1,582
Regency Centers ‡	9,900	566
Regions Financial	213,300	2,165
Reinsurance Group of America, Cl A	29,783	2,471
Republic Bancorp, Cl A	34,400	783
Retail Opportunity Investments ‡	24,800	393
RLJ Lodging Trust ‡	33,250	991
Rouse Properties ‡ (A)	25,200	441

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Ryman Hospitality Properties ‡ (A)	58,897	$2,930
Safeguard Scientifics *	47,055	922
Select Income ‡	51,300	1,431
Selective Insurance Group	47,740	1,144
Signature Bank NY *	19,426	2,301
Simon Property Group ‡	30,029	5,106
SL Green Realty ‡ (A)	6,900	755
South State	38,465	2,253
StanCorp Financial Group	36,700	2,405
Starwood Property Trust ‡	63,400	1,512
Sterling Bancorp	63,156	800
Stifel Financial *	42,060	2,014
Sunstone Hotel Investors ‡	239,208	3,485
SunTrust Banks	47,803	1,820
SVB Financial Group *	21,872	2,435
Synovus Financial	132,124	3,191
Taubman Centers ‡	12,750	971
TCF Financial (A)	181,605	2,869
THL Credit	13,100	187
Tower Group International (A)	51,438	103
Two Harbors Investment ‡	19,900	213
UDR ‡	42,450	1,270
Umpqua Holdings	49,193	859
United Community Banks	26,000	441
Unum Group	148,606	5,390
Validus Holdings	38,900	1,521
Ventas ‡	26,650	1,753
ViewPoint Financial Group	10,100	263
Virtus Investment Partners	18,410	4,118
Vornado Realty Trust ‡	17,250	1,826
Waddell & Reed Financial, Cl A	41,989	2,288
Walter Investment Management * (A)	6,500	171
Washington Federal	35,700	776
Weingarten Realty Investors ‡	11,950	409
WesBanco	53,800	1,671
Western Alliance Bancorp *	213,332	5,037
Willis Group Holdings	26,897	1,129
Winthrop Realty Trust ‡	18,700	285
WisdomTree Investments * (A)	229,672	2,717
WL Ross Holding *	72,300	786
WSFS Financial	18,665	1,392
Yadkin Financial *	37,885	711
Zions Bancorporation	223,135	6,502

		397,926

Health Care — 11.9%
Acadia Healthcare * (A)	182,311	9,336
Accuray * (A)	97,700	795
Aerie Pharmaceuticals *	32,461	532
Akorn * (A)	148,781	5,806
Alere *	6,000	213
Align Technology *	26,270	1,431
Alnylam Pharmaceuticals *	38,090	2,654
AmerisourceBergen	16,928	1,310
Amsurg, Cl A *	34,695	1,866
Anacor Pharmaceuticals *	47,291	1,101
Aratana Therapeutics *	48,904	568
athenahealth * (A)	8,352	1,206
BioCryst Pharmaceuticals * (A)	95,122	1,284
BioDelivery Sciences International *	82,013	1,312
Bruker *	90,530	1,816
Cardiovascular Systems *	42,971	1,224
CareFusion *	41,720	1,915
Centene *	31,200	2,438

Description	Shares	Market Value ($ Thousands)

Charles River Laboratories International *	99,709	$5,893
Chemed (A)	14,800	1,563
Clovis Oncology * (A)	31,675	1,506
CONMED	23,675	935
Cooper	27,669	4,511
Covance *	33,520	2,779
Cross Country Healthcare *	46,500	371
Cubist Pharmaceuticals *	60,386	4,168
Dentsply International	30,652	1,462
DexCom *	165,891	7,332
Endologix *	185,024	2,555
Ensign Group	7,000	245
Envision Healthcare Holdings *	73,313	2,680
Exact Sciences * (A)	55,996	1,167
ExamWorks Group * (A)	154,614	5,095
Fluidigm * (A)	21,058	573
Greatbatch *	27,310	1,245
GW Pharmaceuticals * (A)	8,867	811
Health Net *	64,528	3,046
HealthSouth	159,793	6,294
HeartWare International *	56,914	4,616
Hill-Rom Holdings	78,390	3,434
Humana	21,700	2,794
Hyperion Therapeutics * (A)	47,604	1,231
ICON *	31,257	1,548
Insmed *	88,050	1,227
Insulet * (A)	172,211	6,219
Intersect ENT *	28,200	457
Ironwood Pharmaceuticals, Cl A *	73,396	950
Isis Pharmaceuticals * (A)	99,498	4,056
Jazz Pharmaceuticals *	11,420	1,861
K2M Group Holdings *	62,764	892
Karyopharm Therapeutics * (A)	20,159	726
Keryx Biopharmaceuticals * (A)	114,953	2,091
Kindred Healthcare	9,400	194
KYTHERA Biopharmaceuticals *	20,091	756
LDR Holding * (A)	108,130	2,927
Magellan Health Services *	34,985	1,954
Medicines *	45,370	1,162
Medidata Solutions *	26,199	1,219
Medivation *	13,576	1,239
MEDNAX *	39,820	2,280
Natus Medical *	9,700	273
Neurocrine Biosciences *	74,831	1,220
NewLink Genetics * (A)	42,124	1,163
Novadaq Technologies *	79,008	1,032
NPS Pharmaceuticals * (A)	167,103	5,043
Oramed Pharmaceuticals * (A)	84,826	860
Orexigen Therapeutics * (A)	156,481	892
Otonomy *	31,423	626
Pacira Pharmaceuticals *	38,420	4,159
PAREXEL International *	36,990	2,088
Patterson	48,430	1,950
PDL BioPharma (A)	117,800	1,189
PerkinElmer	78,447	3,518
PharMerica *	51,500	1,282
Portola Pharmaceuticals *	73,497	2,050
Premier, Cl A *	51,738	1,634
Prestige Brands Holdings *	144,376	4,997
PTC Therapeutics * (A)	31,217	988
Puma Biotechnology *	13,027	3,394
Quest Diagnostics (A)	25,872	1,636
Quidel *	59,209	1,397
Relypsa *	61,596	1,557
Revance Therapeutics *	77,884	1,819

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Sage Therapeutics *	11,207	$324
Salix Pharmaceuticals *	15,575	2,478
SciClone Pharmaceuticals *	183,521	1,259
Seattle Genetics * (A)	44,172	1,944
Select Medical Holdings	143,000	2,005
Sirona Dental Systems *	23,410	1,908
Skilled Healthcare Group, Cl A * (A)	98,400	729
Spectranetics *	130,120	3,693
Sunesis Pharmaceuticals * (A)	80,443	602
Surgical Care Affiliates *	38,922	1,158
Symmetry Medical *	22,000	203
Synageva BioPharma * (A)	30,724	2,217
Tandem Diabetes Care *	46,562	659
Team Health Holdings *	84,031	4,918
Teleflex	8,695	952
TESARO *	88,550	2,618
Ultragenyx Pharmaceutical *	13,652	728
United Therapeutics *	36,600	4,313
Universal Health Services, Cl B	44,468	5,089
VCA Antech *	92,793	3,781
Veeva Systems, Cl A *	114,937	3,445
WellCare Health Plans *	21,608	1,423

		226,084

Industrials — 16.8%
AAR	47,800	1,324
ACCO Brands *	23,400	181
Actuant, Cl A	171,608	5,788
Acuity Brands	27,602	3,419
Advisory Board *	64,524	3,201
AECOM Technology *	101,315	3,834
Aegean Marine Petroleum Network (A)	23,600	238
Aegion, Cl A *	11,900	293
AGCO	53,500	2,613
Air Transport Services Group *	28,100	230
Aircastle	67,002	1,281
Alliant Techsystems	13,200	1,663
Altra Industrial Motion	124,174	4,130
AMERCO	10,700	2,973
Applied Industrial Technologies	62,012	3,021
ARC Document Solutions *	4,100	33
Astronics *	25,215	1,582
Avis Budget Group *	39,690	2,679
Barnes Group	34,295	1,174
Beacon Roofing Supply * (A)	35,381	1,009
Brink’s	62,700	1,717
Carlisle	35,590	2,950
Chart Industries *	25,575	1,711
Cintas	25,937	1,716
CIRCOR International	17,220	1,226
Clean Harbors * (A)	188,402	11,406
Corporate Executive Board	108,438	7,148
Curtiss-Wright	46,148	3,315
Deluxe	86,167	5,131
Diana Shipping * (A)	84,288	897
DigitalGlobe *	94,273	2,863
Dover	18,727	1,646
Dycom Industries *	84,505	2,637
EMCOR Group	135,962	5,874
EnerSys (A)	38,719	2,489
Engility Holdings *	6,300	221
EnPro Industries *	12,680	861
Esterline Technologies *	36,504	4,279
Expeditors International of Washington	53,081	2,192

Description	Shares	Market Value ($ Thousands)

Fluor	18,304	$1,353
FreightCar America	17,700	527
FTI Consulting *	17,000	631
G&K Services, Cl A	41,359	2,312
Generac Holdings * (A)	77,107	3,587
General Cable	103,274	2,217
Genesee & Wyoming, Cl A *	28,582	2,810
Global Power Equipment Group	34,100	575
GrafTech International * (A)	30,300	265
Great Lakes Dredge & Dock	97,300	741
H&E Equipment Services	66,443	2,718
HD Supply Holdings *	118,286	3,285
Heartland Express	114,825	2,693
HEICO, Cl A	141,094	5,858
Hexcel *	76,462	3,150
Hub Group, Cl A *	38,756	1,685
ICF International *	6,100	206
IDEX	37,460	2,882
Interface, Cl A	69,471	1,183
ITT	29,425	1,408
JetBlue Airways * (A)	186,300	2,278
Kadant	62,873	2,492
KAR Auction Services	59,047	1,781
Kennametal	114,436	5,128
KEYW Holding * (A)	69,887	827
Kirby *	44,522	5,311
Korn/Ferry International *	32,674	988
L-3 Communications Holdings, Cl 3	28,000	3,079
Landstar System	45,121	3,062
Lincoln Electric Holdings	38,223	2,718
Lindsay Manufacturing (A)	17,111	1,331
Lydall *	49,700	1,377
Manitowoc	103,470	3,044
MasTec * (A)	155,354	4,738
Middleby *	28,090	2,422
Mobile Mini	50,582	1,981
Moog, Cl A *	36,148	2,563
MRC Global *	15,000	372
MSC Industrial Direct, Cl A	28,205	2,542
MYR Group *	16,000	374
Navistar International *	66,235	2,498
NN	58,600	1,710
Northwest Pipe *	24,760	915
Old Dominion Freight Line *	82,843	5,523
Orbital Sciences *	90,492	2,423
Orion Marine Group *	72,208	730
Oshkosh Truck	51,500	2,559
Parker Hannifin	14,264	1,647
Pitney Bowes (A)	103,400	2,798
Polypore International * (A)	59,516	2,668
Primoris Services	167,785	4,873
Proto Labs *	14,200	1,068
Rand Logistics *	28,900	182
RBC Bearings	30,312	1,874
Regal-Beloit	35,552	2,527
Ritchie Bros Auctioneers (A)	112,567	2,673
Roadrunner Transportation Systems *	98,970	2,492
RR Donnelley & Sons	43,256	764
Ryder System	24,400	2,204
Saia *	38,841	1,844
Scorpio Bulkers *	51,100	408
Sensata Technologies Holding *	120,800	5,940
Simpson Manufacturing	20,209	653
SkyWest	49,700	446

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Spirit Aerosystems Holdings, Cl A *	52,125	$1,999
Spirit Airlines *	49,432	3,480
Stanley Black & Decker	20,511	1,877
Steelcase, Cl A	104,101	1,634
Swift Transporation, Cl A * (A)	381,761	8,086
TAL International Group (A)	32,800	1,450
Team *	20,555	820
Teledyne Technologies *	29,599	2,873
Tennant	53,021	3,695
Terex	80,389	3,007
Tetra Tech	48,778	1,244
Textainer Group Holdings (A)	19,900	702
Textron	42,880	1,630
Timken	13,800	625
Titan Machinery * (A)	21,100	260
TriMas *	45,916	1,456
TriNet Group *	55,217	1,480
Trinity Industries	159,840	7,733
Triumph Group	24,750	1,717
TrueBlue *	290,064	7,872
Tutor Perini *	52,100	1,557
United Rentals *	24,985	2,939
US Ecology	31,300	1,338
USG * (A)	66,294	1,921
Valmont Industries (A)	18,733	2,637
WageWorks *	44,636	1,842
Watts Water Technologies, Cl A (A)	58,417	3,697
WESCO International * (A)	63,458	5,330
Woodward Governor	49,646	2,593
Xylem	35,038	1,305

		319,657

Information Technology — 17.7%
A10 Networks *	75,275	878
Acxiom *	66,115	1,226
ADTRAN	39,033	901
Ambarella * (A)	50,899	1,743
Amdocs	53,400	2,515
Ansys *	15,400	1,252
Arista Networks * (A)	6,075	509
ARRIS Group *	129,482	3,963
Arrow Electronics *	52,584	3,273
Aspen Technology *	124,026	5,096
Atmel *	406,019	3,597
Avnet	34,300	1,527
Bankrate *	47,935	673
Belden	44,654	3,263
Benchmark Electronics *	68,300	1,682
Black Box	42,000	993
Blackbaud	74,926	2,914
BroadSoft *	48,329	1,153
Brocade Communications Systems	228,700	2,413
CACI International, Cl A *	14,750	1,064
Cadence Design Systems *	666,645	11,760
Cavium * (A)	88,986	4,999
CDW	92,393	3,053
ChannelAdvisor * (A)	87,705	1,421
ChipMOS TECHNOLOGIES Bermuda	5,900	141
Ciber *	125,000	478
Ciena * (A)	88,877	1,839
Citrix Systems * (A)	29,408	2,066
Cognex *	72,049	3,025
Coherent *	13,876	895
CommScope Holding *	83,798	2,159

Description	Shares	Market Value ($ Thousands)

Computer Sciences	33,500	$2,003
Computer Task Group	30,800	394
Concur Technologies * (A)	37,916	3,806
Constant Contact *	85,047	2,651
Convergys	133,927	2,571
Cornerstone OnDemand *	58,023	2,172
CoStar Group *	40,495	5,862
Dealertrack Technologies *	126,938	5,682
Demandware *	97,586	5,187
Diebold	51,397	1,951
Digi International *	57,700	481
Diodes *	7,700	196
Dot Hill Systems *	79,100	288
Envestnet *	124,257	5,717
Euronet Worldwide *	109,087	5,814
EVERTEC	39,692	914
Exar *	49,200	491
ExlService Holdings *	30,751	839
Extreme Networks *	64,600	344
Fairchild Semiconductor International, Cl A *	227,562	3,994
FEI	18,084	1,520
Fidelity National Information Services	33,644	1,909
FleetMatics Group * (A)	64,341	2,112
Fortinet *	115,730	2,987
Freescale Semiconductor * (A)	76,477	1,610
Gartner *	93,234	6,954
Guidewire Software * (A)	92,988	4,236
Harris	44,500	3,177
Heartland Payment Systems (A)	93,173	4,451
IAC	13,770	958
Infoblox *	131,024	1,762
Inphi *	52,460	790
Insight Enterprises *	72,500	1,902
Integrated Device Technology *	94,703	1,558
Interactive Intelligence Group *	25,661	1,099
Intersil, Cl A	387,556	5,831
Intralinks Holdings *	65,535	515
InvenSense, Cl A * (A)	75,960	1,964
Ixia *	81,901	788
j2 Global (A)	18,380	982
Juniper Networks	52,838	1,225
Kofax * (A)	13,500	107
Lam Research (A)	30,279	2,177
Lattice Semiconductor *	165,136	1,240
Lexmark International, Cl A (A)	49,300	2,493
Littelfuse	26,036	2,393
Marketo * (A)	58,310	1,707
Marvell Technology Group	114,600	1,594
MAXIMUS	89,894	3,704
Microchip Technology (A)	36,939	1,804
MKS Instruments (A)	34,952	1,186
Monolithic Power Systems	40,260	1,924
NETGEAR *	60,500	2,010
Nimble Storage * (A)	122,956	3,325
Pandora Media *	55,530	1,502
Plantronics	6,300	301
Plexus *	53,277	2,194
Power Integrations	66,687	3,987
PRGX Global *	54,700	340
Progress Software *	68,092	1,577
PTC *	268,266	10,379
Qlik Technologies *	78,058	2,204
RealPage * (A)	117,988	1,902
RF Micro Devices *	244,783	3,053

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Ruckus Wireless *	283,430	$3,943
Saba Software *	33,100	463
Seagate Technology (A)	48,600	3,041
Semtech *	28,067	731
Shutterstock * (A)	53,025	3,754
Silicon Laboratories *	99,897	4,528
SolarWinds *	187,910	8,041
Solera Holdings	58,663	3,576
Spansion, Cl A *	141,047	3,145
SPS Commerce *	80,245	4,489
SS&C Technologies Holdings *	190,783	8,635
Stratasys * (A)	20,235	2,428
SunEdison * (A)	89,625	1,974
SunPower, Cl A * (A)	38,700	1,479
Synaptics * (A)	33,210	2,727
Synopsys *	52,601	2,151
Tableau Software, Cl A *	25,169	1,648
Tech Data *	72,449	4,890
Teradyne (A)	43,000	885
Tyler Technologies *	30,173	2,687
Ubiquiti Networks * (A)	46,316	2,101
Ultimate Software Group *	18,908	2,779
Ultratech *	8,600	222
VeriFone Holdings *	27,430	958
Verint Systems *	63,322	3,174
Virtusa *	77,987	2,655
Vishay Intertechnology (A)	222,860	3,566
Vistaprint * (A)	137,840	6,655
Web.com Group *	113,313	2,147
Western Digital	32,300	3,327
WEX *	63,751	7,245
WNS Holdings ADR *	122,597	2,529
Xoom *	76,758	1,755
Yelp, Cl A *	48,366	3,986
Zebra Technologies, Cl A *	37,069	2,892
Zillow, Cl A * (A)	12,110	1,737

		338,204

Materials — 4.0%
Air Products & Chemicals	10,312	1,374
AK Steel Holding *	53,955	589
Albemarle	28,471	1,810
Allegheny Technologies	66,652	2,811
Ashland	16,900	1,812
Berry Plastics Group *	38,666	932
Cabot	53,600	2,936
Cytec Industries	11,647	1,200
Domtar	36,200	1,350
Eastman Chemical	9,900	816
Flotek Industries *	76,336	2,122
Glatfelter	39,200	977
Greif, Cl A	42,941	2,056
H.B. Fuller	40,775	1,918
Headwaters *	140,522	1,825
Huntsman	111,600	3,001
Innophos Holdings	16,161	940
Kaiser Aluminum (A)	20,513	1,652
KapStone Paper and Packaging *	31,241	960
Landec *	38,500	506
Louisiana-Pacific * (A)	72,625	1,037
LSB Industries *	3,800	152
Methanex	40,111	2,680
Minerals Technologies	20,260	1,269
Neenah Paper	35,800	1,957
Novagold Resources * (A)	51,200	202
Nucor	20,504	1,114

Description	Shares	Market Value ($ Thousands)

Olin (A)	74,800	$2,041
Platform Specialty Products *	121,264	3,312
PolyOne	220,167	8,635
Rentech *	60,000	134
Rock Tenn, Cl A	27,600	1,357
RTI International Metals * (A)	46,996	1,363
Schweitzer-Mauduit International	9,300	399
Sensient Technologies	39,824	2,235
Silgan Holdings	58,757	2,958
Steel Dynamics	44,300	1,029
Stillwater Mining *	74,393	1,381
UFP Technologies *	47,600	1,111
US Silica Holdings (A)	111,455	8,004
Valspar	41,726	3,370

		77,327

Telecommunication Services — 0.3%
Cogent Communications Holdings	25,142	872
Inteliquent	76,800	937
Iridium Communications * (A)	204,300	1,920
RingCentral, Cl A *	116,084	1,559
Spok Holdings	76,117	1,127

		6,415

Utilities — 2.6%
AGL Resources	30,886	1,647
ALLETE	22,639	1,102
Ameren	79,700	3,187
Avista	90,600	2,941
Cadiz * (A)	26,800	354
Cleco	14,345	809
Edison International	26,970	1,595
Empire District Electric	7,200	186
Great Plains Energy	160,171	4,112
IDACORP	15,754	894
NorthWestern	15,360	741
NRG Energy (A)	94,728	2,916
Piedmont Natural Gas	9,100	340
Pinnacle West Capital	47,064	2,680
PNM Resources	123,304	3,232
Portland General Electric (A)	266,485	9,186
SCANA	82,280	4,274
Southwest Gas	23,275	1,215
UGI	52,592	2,786
UIL Holdings	9,800	365
Vectren	56,844	2,344
Xcel Energy	56,772	1,819

		48,725

Total Common Stock (Cost $1,361,929) ($ Thousands)		1,806,782

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 ETF (A)	23,616	2,753
iShares Russell 2000 Growth ETF (A)	25,136	3,442
iShares Russell 2000 Value ETF (A)	12,300	1,237

Total Exchange Traded Funds (Cost $6,111) ($ Thousands)		7,432

AFFILIATED PARTNERSHIP — 13.3%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	254,306,298	254,306

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Affiliated Partnership (Cost $254,306) ($ Thousands)		$254,306

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	79,732,643	79,733

Total Cash Equivalent (Cost $79,733) ($ Thousands)		79,733

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.041%, 03/05/2015	$2,566	2,565

Total U.S. Treasury Obligation (Cost $2,565) ($ Thousands)		2,565

Total Investments — 112.8% (Cost $1,704,644) ($ Thousands) ††		$2,150,818

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	74	Sep-2014	$51
S&P 500 Index EMINI	60	Sep-2014	39

			$90

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,906,823 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $249,394 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $254,306 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $1,704,644 ($ Thousands), and the unrealized appreciation and depreciation were $471,005 ($ Thousands) and $(24,831) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,806,782	$—	$—	$1,806,782
Exchange Traded Funds	7,432	—	—	7,432
Affiliated Partnership	—	254,306	—	254,306
Cash Equivalent	79,733	—	—	79,733
U.S. Treasury Obligation	—	2,565	—	2,565

Total Investments in Securities	$1,893,947	$256,871	$—	$2,150,818

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$90	$—	$—	$90

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 5.8%
Aaron’s	56,119	$1,438
ANN *	13,448	557
Aramark	91,214	2,363
Buckle	14,401	708
Canadian Tire, Cl A	44,700	4,628
Carter’s	37,900	3,137
Cheesecake Factory	7,339	330
Citi Trends *	4,588	107
Cogeco Cable	13,400	775
Columbia Sportswear	3,272	249
Cooper-Standard Holding *	7,280	477
Core-Mark Holdings	12,626	608
Cracker Barrel Old Country Store	24,700	2,480
DIRECTV *	98,000	8,472
Dollar General *	51,450	3,292
Dollar Tree *	56,489	3,029
Einstein Noah Restaurant Group	6,209	88
Foot Locker	64,400	3,613
Hilton Worldwide Holdings *	30,934	783
Kohl’s	201,999	11,876
Lear	36,290	3,670
Madison Square Garden, Cl A *	6,981	467
Morningstar	3,108	213
NVR *	2,100	2,464
Outerwall *	2,259	133
PetSmart	50,400	3,607
Reading International, Cl A *	12,185	105
Regal Entertainment Group, Cl A	19,324	407
Rent-A-Center, Cl A	7,208	201
Sturm Ruger	1,578	80
Target	173,107	10,399
Thomson Reuters	62,131	2,355
Vera Bradley *	11,498	236
William Lyon Homes, Cl A *	9,010	230

		73,577

Consumer Staples — 17.2%
Altria Group	197,000	8,487
Archer-Daniels-Midland	47,000	2,343
Bunge	104,989	8,887
Cal-Maine Foods	78,382	6,201
Church & Dwight	46,702	3,187
Clorox	131,591	11,659
Coca-Cola Bottling	4,884	363
Coca-Cola Enterprises	31,004	1,481
Colgate-Palmolive	51,800	3,353
ConAgra Foods	200,300	6,450
Constellation Brands, Cl A *	24,517	2,135
CVS Caremark	148,904	11,830
Dr. Pepper Snapple Group	255,030	16,047
Energizer Holdings	22,800	2,770
Fresh Del Monte Produce	8,554	273
General Mills	68,300	3,646
Hershey	59,739	5,461
Hormel Foods	138,311	7,010
Ingredion	41,100	3,278
J&J Snack Foods	2,317	220
Kellogg	127,217	8,265
Kimberly-Clark	79,194	8,553

Description	Shares	Market Value ($ Thousands)

Kraft Foods Group	63,000	$3,711
Kroger	391,659	19,967
Lorillard	59,900	3,576
Mead Johnson Nutrition, Cl A	38,100	3,642
Metro, Cl A	79,900	5,192
Molson Coors Brewing, Cl B	36,300	2,685
Orchids Paper Products	4,378	122
PepsiCo	127,082	11,754
Philip Morris International	43,100	3,688
Rite Aid *	242,590	1,509
Sanderson Farms	5,471	511
Tyson Foods, Cl A	389,563	14,827
Universal	43,100	2,274
Wal-Mart Stores	286,395	21,623
Weis Markets	37,000	1,589

		218,569

Energy — 5.5%
Baker Hughes	49,200	3,402
Cameron International *	49,800	3,701
Canadian Natural Resources	86,600	3,771
Cenovus Energy	89,200	2,845
Chevron	132,141	17,106
ConocoPhillips	110,694	8,990
Exterran Holdings	8,746	408
Exxon Mobil	131,500	13,079
Halliburton	52,200	3,529
Jones Energy, Cl A *	3,488	67
Marathon Oil	97,900	4,081
SemGroup, Cl A	1,101	97
SM Energy	47,100	4,194
Targa Resources	2,224	310
Tesoro	49,500	3,205
Unit *	3,445	227
World Fuel Services	9,108	404

		69,416

Financials — 18.6%
Allied World Assurance Holdings	160,440	5,935
Allstate	148,456	9,129
American Capital Agency ‡	79,200	1,873
American Capital Mortgage Investment ‡	20,168	415
American Financial Group	100,720	6,040
American Tower, Cl A ‡	37,600	3,707
Annaly Capital Management ‡	944,370	11,238
Apollo Commercial Real Estate Finance ‡	39,536	665
Apollo Residential Mortgage ‡	39,394	664
Arch Capital Group *	68,883	3,828
Arrow Financial	4,132	110
Assurant	26,510	1,770
AvalonBay Communities ‡	23,900	3,683
Axis Capital Holdings	155,975	7,521
BOK Financial	32,141	2,166
Canadian Imperial Bank of Commerce	40,100	3,841
Capstead Mortgage ‡	63,183	835
Cash America International	8,682	387
CBRE Group, Cl A *	110,130	3,500
Central Pacific Financial	23,727	417
Charter Financial	32,315	349
Chubb	68,000	6,253
CorEnergy Infrastructure Trust ‡	37,953	304

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Customers Bancorp *	3,486	$65
Digital Realty Trust ‡	53,700	3,504
Dynex Capital ‡	55,481	486
Endurance Specialty Holdings	60,283	3,501
Essent Group *	27,481	579
Everest Re Group	118,944	19,488
First NBC Bank Holding *	2,968	95
Gaming and Leisure Properties ‡	208,854	6,955
Genworth MI Canada	22,800	809
Geo Group ‡	3,545	133
Government Properties Income Trust ‡	56,000	1,345
Greenlight Capital Re, Cl A *	8,838	302
Hanover Insurance Group	30,500	1,935
HCC Insurance Holdings	88,000	4,412
HCP ‡	84,500	3,661
Health Care ‡	57,300	3,872
Heritage Insurance Holdings *	5,714	85
Independent Bank Group	11,951	605
Jones Lang LaSalle	41,050	5,485
Ladder Capital, Cl A *	14,761	275
MFA Mortgage Investments ‡	329,801	2,784
MidWestOne Financial Group	4,003	95
Montpelier Re Holdings	9,750	307
Mortgage Investment Trust ‡	8,689	174
National Bank of Canada	74,000	3,569
New Residential Investment ‡	87,979	552
Omega Healthcare Investors ‡	55,800	2,102
PartnerRe	176,291	19,690
PennyMac Financial Services, Cl A *	25,771	398
PennyMac Mortgage Investment Trust ‡	137,200	3,054
Peoples Financial Services	2,581	130
Platinum Underwriters Holdings	59,321	3,706
Post Properties ‡	1,168	64
Reinsurance Group of America, Cl A	20,970	1,740
RenaissanceRe Holdings	142,900	14,631
Select Income ‡	16,991	474
Senior Housing Properties Trust ‡	93,200	2,174
Simon Property Group ‡	25,849	4,395
Springleaf Holdings, Cl A *	3,359	112
St. Joe *	10,647	230
Starwood Property Trust ‡	62,232	1,484
Talmer Bancorp, Cl A	10,008	147
Travelers	159,499	15,106
Tree.com *	9,825	314
Two Harbors Investment ‡	521,693	5,593
UDR ‡	31,800	951
Validus Holdings	232,087	9,077
Ventas ‡	56,500	3,717
Washington Prime Group ‡	21,529	420
Waterstone Financial	8,424	96
Wells Fargo	106,200	5,463
Wintrust Financial	10,155	473

		235,444

Health Care — 15.9%
Abbott Laboratories	66,300	2,801
AbbVie	49,600	2,742
Aetna	126,300	10,373
Air Methods *	3,328	195

Description	Shares	Market Value ($ Thousands)

Alliance HealthCare Services *	4,871	$139
AmerisourceBergen	158,306	12,251
Amgen	60,700	8,461
Analogic	1,946	141
AstraZeneca ADR	36,200	2,751
Atrion	582	186
Baxter International	94,900	7,116
Becton Dickinson	41,633	4,878
Bio-Reference Labs *	14,639	425
Cardinal Health	48,300	3,560
Chemed	2,670	282
Cigna	43,100	4,077
Edwards Lifesciences *	6,700	665
Eli Lilly	111,953	7,116
Emergent Biosolutions *	6,791	169
Ensign Group	10,246	359
Express Scripts Holding *	139,926	10,345
HCA Holdings *	25,100	1,752
Henry Schein *	10,023	1,200
Humana	54,606	7,030
ICU Medical *	8,488	531
Idexx Laboratories *	47,420	5,879
Integra LifeSciences Holdings *	1,362	68
Johnson & Johnson	161,522	16,755
Laboratory Corp of America Holdings *	43,608	4,676
LDR Holding *	7,275	197
McKesson	33,442	6,522
Medtronic	47,400	3,026
Merck	224,544	13,497
Omnicare	81,816	5,217
PAREXEL International *	8,886	501
PDL BioPharma	156,300	1,577
Pfizer	382,100	11,230
Pozen	17,823	148
Quest Diagnostics	183,116	11,575
Sagent Pharmaceuticals *	7,678	214
Sirona Dental Systems *	2,754	224
STERIS	7,196	405
Triple-S Management, Cl B *	23,438	449
UnitedHealth Group	89,200	7,732
WellPoint	94,000	10,952
Zimmer Holdings	26,200	2,602
Zoetis, Cl A	239,773	8,497

		201,488

Industrials — 4.4%
Alliant Techsystems	53,580	6,751
Deere	78,300	6,584
Echo Global Logistics *	15,818	411
Engility Holdings *	1,961	69
General Dynamics	54,500	6,717
Huntington Ingalls Industries	21,650	2,210
L-3 Communications Holdings, Cl 3	62,000	6,817
Landstar System	3,508	238
Lockheed Martin	48,191	8,385
Northrop Grumman	67,700	8,613
Raytheon	84,500	8,141
Rollins	10,302	307
Viad	19,484	427

		55,670

Information Technology — 9.6%
Accenture, Cl A	65,839	5,337

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Amdocs	367,399	$17,305
Apple	144,047	14,765
Bel Fuse, Cl B	8,877	209
Benchmark Electronics *	21,590	532
Blackhawk Network Holdings, Cl A *	14,794	408
Blucora *	5,996	93
Booz Allen Hamilton Holding, Cl A	27,362	607
Cadence Design Systems *	5,939	105
Cisco Systems	238,000	5,948
Computer Sciences	11,766	703
CSG Systems International	69,600	1,929
Dolby Laboratories, Cl A *	24,000	1,118
DST Systems	22,417	2,081
Electronic Arts *	6,366	241
EVERTEC	3,616	83
FactSet Research Systems	16,232	2,068
Forrester Research	2,561	100
Harris	60,600	4,326
Hewlett-Packard	120,386	4,575
Intel	392,800	13,716
International Business Machines	87,864	16,896
Intuit	8,738	727
Juniper Networks	73,874	1,713
Lexmark International, Cl A	48,100	2,432
Manhattan Associates *	2,155	62
Micros Systems *	7,660	521
Microsoft	168,000	7,632
Netscout Systems *	3,010	139
Oracle	116,000	4,817
Polycom *	31,893	423
Qualcomm	66,863	5,088
Science Applications International	32,700	1,508
Sykes Enterprises *	20,502	429
Symantec	22,013	534
Tech Data *	36,400	2,457

		121,627

Materials — 1.5%
Ball	57,700	3,699
Bemis	72,000	2,933
Clearwater Paper *	6,086	421
Compass Minerals International	14,946	1,331
Domtar	50,000	1,865
Kaiser Aluminum	6,772	546
LyondellBasell Industries, Cl A	36,200	4,139
Scotts Miracle-Gro, Cl A	38,523	2,224
United States Steel	65,200	2,520

		19,678

Telecommunication Services — 5.7%
AT&T	699,017	24,438
BCE	138,500	6,241
CenturyLink	96,900	3,972
Intelsat *	9,337	164
NTT DOCOMO ADR	91,700	1,585
RingCentral, Cl A *	6,260	84
Rogers Communications, Cl B	131,400	5,364
SK Telecom ADR	207,600	6,211
TELUS Toronto Stock Exchange	67,200	2,456
TELUS	57,400	2,095

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications	383,956	$19,129

		71,739

Utilities — 13.9%
AES	204,700	3,107
AGL Resources	69,900	3,726
ALLETE	6,416	312
Alliant Energy	15,309	895
Ameren	188,600	7,542
American Electric Power	195,800	10,514
American Water Works	122,920	6,221
Artesian Resources, Cl A	5,850	124
Avista	15,053	489
Calpine *	132,500	3,150
Cleco	7,113	401
CMS Energy	91,900	2,807
Consolidated Edison	122,063	7,066
DTE Energy	120,442	9,425
Duke Energy	47,000	3,478
Edison International	324,765	19,207
Empire District Electric	10,471	271
Entergy	268,329	20,771
Exelon	335,300	11,206
FirstEnergy	102,400	3,506
IDACORP	13,584	770
MGE Energy	2,558	103
New Jersey Resources	7,363	385
Northwest Natural Gas	17,035	774
NorthWestern	7,717	373
NRG Energy	92,600	2,850
Pattern Energy Group, Cl A	17,324	558
PG&E	161,500	7,506
Piedmont Natural Gas	4,042	151
Pinnacle West Capital	48,800	2,779
PNM Resources	23,629	619
Portland General Electric	168,606	5,812
PPL	210,100	7,276
Public Service Enterprise Group	282,764	10,573
SCANA	111,000	5,765
SJW	7,048	193
Southern	225,943	10,032
Unitil	25,407	828
Vectren	12,557	518
WGL Holdings	5,233	228
Wisconsin Energy	72,600	3,291

		175,602

Total Common Stock (Cost $1,007,806) ($ Thousands)		1,242,810

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	34,709,657	34,710

Total Cash Equivalent (Cost $34,710) ($ Thousands)		34,710

U.S. TREASURY OBLIGATION (A) (B) — 0.1%
U.S. Treasury Bills
0.035%, 03/05/2015	$1,360	1,360

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2014

Description	Market Value ($ Thousands)

Total U.S. Treasury Obligation (Cost $1,359) ($ Thousands)	$1,360

Total Investments — 100.9% (Cost $1,043,875) ($ Thousands) ††	$1,278,880

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	120	Sep-2014	$329

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,266,993 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $1,043,875 ($ Thousands), and the unrealized appreciation and depreciation were $241,771 ($ Thousands) and $(6,766) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,242,810	$—	$—	$1,242,810
Cash Equivalent	34,710	—	—	34,710
U.S. Treasury Obligation	—	1,360	—	1,360

Total Investments in Securities	$1,277,520	$1,360	$—	$1,278,880

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$329	$—	$—	$329

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.3%

Argentina — 0.1%
MercadoLibre (A)	83,100	$9,551

Australia — 1.9%
Australia & New Zealand Banking Group ADR	850,800	26,451
AWE *	899,587	1,464
Bank of Queensland	87,113	1,025
Beach Energy	8,923,260	13,562
Bendigo and AdelaideBank	211,331	2,461
BGP Holdings *	239,898	—
BHP Billiton ADR (A)	329,138	22,589
Boral	188,081	969
Brambles	892,028	7,926
Caltex Australia	415,027	11,059
Challenger	347,623	2,552
Cochlear	78,312	5,314
CSR	1,334,085	4,367
Downer	521,492	2,375
Echo Entertainment Group	162,511	480
Insurance Australia Group	1,329,620	8,046
Mineral Resources	148,650	1,478
Mount Gibson Iron	1,388,326	896
Nine Entertainment Holdings *	683,266	1,317
Qantas Airways *	619,481	852
Resolute Mining *	1,184,013	631
Sims Group	48,468	546
Telstra	819,020	4,259
Treasury Wine Estates	905,259	4,327
Western Areas	916,010	4,206
Woolworths	179,767	6,080

		135,232

Austria — 0.8%
Conwert Immobilien Invest	936,500	11,704
Erste Group Bank	629,671	16,198
OMV	42,529	1,647
Schoeller-Bleckmann Oilfield Equipment (A)	260,619	27,463

		57,012

Belgium — 0.5%
Anheuser-Busch InBev	166,324	18,523
bpost	109,048	2,693
Delhaize Group	223,849	15,642

		36,858

Brazil — 2.9%
Banco Bradesco ADR (A)	2,769,222	50,510
Banco do Brasil	2,454,725	38,134
CETIP - Mercados Organizados	171,700	2,499
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,927,638	27,637
Cia Energetica de Minas Gerais ADR (A)	475,753	4,086
Cia Paranaense de Energia ADR (A)	1,412,400	25,141
Cia Vale do Rio Doce ADR, Cl B	1,303,500	17,024
Cosan, Cl A	34,641	502
EDP - Energias do Brasil	205,000	1,040
Embraer ADR	216,740	8,399
Kroton Educacional	466,000	13,931

Description	Shares	Market Value ($ Thousands)

Light	588,000	$6,496
Qualicorp *	74,400	928
Telefonica Brasil ADR (A)	156,510	3,349
Tim Participacoes	744,200	4,174

		203,850

Canada — 5.1%
Advantage Oil & Gas *	354,600	2,197
Bank of Montreal	313,500	24,178
Bankers Petroleum *	561,600	3,417
Birchcliff Energy *	157,100	1,839
Bonavista Energy (A)	102,700	1,403
Canadian Imperial Bank of Commerce	305,800	29,293
Canadian National Railway	282,284	20,321
Canadian Natural Resources	59,700	2,608
Canfor *	39,000	907
CCL Industries, Cl B	5,700	596
Celestica *	199,300	2,197
Cenovus Energy	101,120	3,233
Empire, Cl A	25,000	1,742
EnCana	105,900	2,447
Enerplus	409,742	9,402
Fairfax Financial Holdings	16,675	7,701
Finning International	41,700	1,303
Genworth MI Canada (A)	152,200	5,402
Gibson Energy (A)	112,800	3,790
Industrial Alliance Insurance & Financial Services *	32,400	1,402
Jean Coutu Group, Cl A	164,900	3,430
Laurentian Bank of Canada (A)	11,200	514
Legacy Oil + Gas *	471,961	3,407
Linamar	81,300	4,704
Lululemon Athletica *	129,321	5,164
Magna International, Cl A (A)	440,200	49,997
Manulife Financial	1,521,000	30,694
Methanex	159,841	10,681
Mullen Group (A)	106,000	2,836
Open Text	242,300	13,625
Parex Resources *	59,800	773
Penn West Petroleum	161,571	1,259
Power Corp of Canada	47,400	1,400
Progressive Waste Solutions *	28,400	736
Quebecor, Cl B	233,300	5,966
Ritchie Bros Auctioneers (A)	163,850	3,891
Rogers Communications, Cl B	292,869	11,946
Royal Bank of Canada	104,100	7,751
Shaw Communications, Cl B	217,893	5,502
Suncor Energy	146,000	6,007
Tim Hortons	24,150	1,943
Toronto-Dominion Bank	543,200	28,589
Valeant Pharmaceuticals International *	283,946	33,343
West Fraser Timber	80,900	4,105
Western Energy Services	161,300	1,591

		365,232

Chile — 0.1%
Banco Santander Chile ADR	51,001	1,217
Enersis ADR (A)	230,029	3,890

		5,107

China — 4.7%
Agricultural Bank of China	12,422,000	5,738
Anhui Conch Cement (A)	12,592,500	45,495
ANTA Sports Products (A)	2,675,000	5,136

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund
August 31, 2014

Description	Shares	Market Value ($ Thousands)

Baidu ADR *	96,088	$20,613
Bank of China	19,647,000	9,126
China Construction Bank	33,287,800	24,740
China Oilfield Services	11,815,400	34,988
China Petroleum & Chemical	28,751,970	29,159
China Shipping Container Lines * (A)	42,091,900	12,003
Industrial & Commercial Bank of China	33,076,238	21,937
Jumei International Holding ADR * (A)	1,110,079	33,935
Mindray Medical International ADR (A)	643,861	20,114
Sun Art Retail Group (A)	2,226,000	2,657
Tencent Holdings	2,374,866	38,763
Want Want China Holdings	4,229,000	5,244
Weichai Power	5,394,600	21,856

		331,504

Colombia — 0.3%
Bancolombia ADR, Cl R	295,083	18,673

Czech Republic — 0.2%
CEZ	39,633	1,152
Komercni Banka	61,298	14,256

		15,408

Denmark — 1.0%
Carlsberg, Cl B	255,900	23,392
DSV	239,410	7,361
Jyske Bank *	14,647	800
Novo Nordisk, Cl B	474,075	21,709
Novozymes, Cl B	160,361	7,463
Pandora	96,887	7,260
Vestas Wind Systems *	107,960	4,554

		72,539

Finland — 1.2%
Kone, Cl B (A)	465,917	19,761
Neste Oil (A)	63,319	1,243
Nokia	3,916,610	32,991
Orion, Cl B (A)	181,641	7,142
Sampo, Cl A	209,223	10,315
Stora Enso, Cl R	958,460	8,364
UPM-Kymmene	143,106	2,155

		81,971

France — 3.2%
Accor	167,358	8,152
Air Liquide	52,215	6,688
AtoS	15,444	1,181
Capital Gemini	233,400	16,635
Compagnie Generale des Etablissements Michelin, Cl B	66,298	7,349
Credit Agricole	146,771	2,182
Edenred	181,927	5,408
Essilor International (A)	76,198	8,102
Etablissements Maurel et Prom	53,797	842
Lafarge	117,790	9,045
Lagardere S.C.A.	84,188	2,324
LVMH Moet Hennessy Louis Vuitton	84,245	14,653
Orange ADR	1,182,400	17,949
Publicis Groupe *	154,713	11,555
Sanofi-Aventis	240,800	26,485
Societe Generale	374,464	19,017

Description	Shares	Market Value ($ Thousands)

Sodexo	179,610	$17,736
Technicolor *	319,770	2,460
Teleperformance	133,107	8,659
Thales	57,065	3,194
Total	324,367	21,444
Valeo	137,755	16,688

		227,748

Germany — 5.8%
Aareal Bank	37,925	1,701
adidas	77,464	5,820
Allianz	47,740	8,162
BASF	298,531	30,785
Brenntag	107,334	5,694
Continental	64,421	13,789
Deutsche Annington Immobilien	20,082	604
Deutsche Bank	144,181	4,945
Deutsche Boerse	307,820	21,939
Deutsche Euroshop	33,898	1,609
Deutsche Lufthansa	841,188	14,598
Deutsche Post	239,270	7,843
Deutz	84,126	498
DMG MORI SEIKI	75,511	2,175
Drillisch	66,070	2,532
Duerr	77,116	5,955
Freenet	164,005	4,394
Fresenius Medical Care	122,261	8,643
GEA Group	719,147	32,614
Gerresheimer	67,296	4,875
Hannover Rueck	9,392	782
Henkel	318,846	30,403
Hochtief	77,648	6,153
Hugo Boss	223,527	31,401
Infineon Technologies	139,925	1,630
K+S	22,382	697
KUKA	44,493	2,685
Leoni	19,186	1,186
Merck KGaA	229,272	20,001
MTU Aero Engines	45,280	3,960
Muenchener Rueckversicherungs	115,805	23,277
Norma Group	82,200	3,958
OSRAM Licht *	20,613	864
Rheinmetall	87,348	4,735
Rhoen Klinikum	117,495	3,687
SAP	105,543	8,230
Siemens	215,700	27,088
Sky Deutschland *	945,062	8,369
Stada Arzneimittel	105,708	4,229
Suedzucker (A)	382,920	6,607
Symrise	586,194	31,395
TUI	395,038	5,763
United Internet	143,567	6,183

		412,458

Hong Kong — 2.3%
AIA Group	2,653,113	14,481
BOC Hong Kong Holdings	7,945,000	26,705
Chaoda Modern Agriculture *	52,790	—
Cheung Kong Holdings	382,000	6,964
China Mobile	3,774,932	46,954
China South City Holdings	6,592,000	3,292
First Pacific	823,589	960
Hang Seng Bank	412,700	6,971
Hong Kong Exchanges and Clearing	1,018,577	23,407

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Orient Overseas International	4,260,000	$25,312
Sands China	1,347,475	8,780
TCL Communication Technology Holdings	1,481,000	1,836

		165,662

India — 1.9%
Amtek Auto	272,053	1,057
Apollo Tyres	467,910	1,279
Aurobindo Pharma	136,595	1,844
Britannia Industries	218,750	4,487
Cairn India	81,581	439
HCL Technologies	442,566	11,902
ICICI Bank ADR	1,250,027	66,876
State Bank of India	165,193	6,718
Tata Motors	1,247,981	10,829
Tata Motors ADR	538,009	25,927
UPL	381,500	1,990

		133,348

Indonesia — 0.4%
Bank Rakyat Indonesia Persero	9,441,900	8,919
Indofood Sukses Makmur	20,109,000	11,819
Telekomunikasi Indonesia Persero	16,080,000	3,663
Telekomunikasi Indonesia Persero ADR (A)	122,352	5,636

		30,037

Ireland — 3.2%
Accenture, Cl A	104,107	8,439
Actavis *	214,024	48,579
CRH	232,776	5,401
Endo International *	510,256	32,508
ICON *	847,963	42,008
James Hardie Industries	615,476	7,374
Jazz Pharmaceuticals *	205,037	33,405
Mallinckrodt *	288,168	23,483
Ryanair Holdings ADR *	171,771	9,430
Smurfit Kappa Group	575,827	13,095

		223,722

Israel — 1.2%
Bank Hapoalim	792,975	4,501
Check Point Software Technologies * (A)	490,796	34,856
Israel Chemicals	1,454,480	11,282
Teva Pharmaceutical Industries ADR	625,943	32,875

		83,514

Italy — 0.4%
Banca Intesa	2,235,842	6,667
Brembo	17,559	624
Exor	391,296	15,607
Safilo Group *	20,195	420
UnipolSai	1,491,780	4,696

		28,014

Japan — 11.4%
Alfresa Holdings	120,100	7,145
Alpine Electronics	80,100	1,278
Aoyama Trading	29,400	728
Asahi Holdings	27,900	494
Bandai Namco Holdings	412,600	11,542
Calsonic Kansei	850,000	4,910
Canon Marketing Japan	28,800	577

Description	Shares	Market Value ($ Thousands)

Coca-Cola West	219,800	$3,425
Daiichikosho	15,600	456
Daikyo	1,523,000	2,917
Daito Trust Construction	179,400	22,217
Daiwa House Industry	792,000	15,000
Daiwa Securities Group	4,258,000	34,680
Denso	834,700	36,261
Dowa Holdings	384,000	3,449
FANUC	92,413	15,478
Fast Retailing (A)	20,900	6,549
Fuji Electric	324,000	1,569
Haseko	898,700	7,449
Hazama Ando	130,200	961
HIS	20,900	625
Hitachi	6,730,300	50,954
Isuzu Motors	4,042,600	27,975
IT Holdings	195,100	3,602
Itochu	314,700	4,006
Japan Airlines	400,700	22,564
Japan Exchange Group	1,751,781	41,617
Japan Tobacco	223,560	7,670
KDDI	108,400	6,260
Komatsu	507,800	11,511
Kubota	935,911	13,388
Maeda Road Construction	87,000	1,468
Mazda Motor	186,000	4,394
Medipal Holdings	541,900	7,021
Misawa Homes	98,000	1,089
Mitsubishi Estate	332,420	7,685
Mitsubishi Materials	189,000	638
Mitsubishi UFJ Financial Group	1,620,506	9,331
Mitsui ADR	89,300	29,157
Mitsui Engineering & Shipbuilding	225,000	492
Mitsui Matsushima	258,000	338
Mitsui Trust Holdings	2,271,864	9,336
Mizuho Financial Group	12,193,700	23,229
NEC Networks & System Integration	32,000	757
Nichii Gakkan	165,000	1,390
Nippo	151,000	2,971
Nippon Flour Mills	78,000	393
Nippon Steel & Sumitomo Metal	6,709,000	19,013
Nippon Telegraph & Telephone	494,471	33,223
Nissan Tokyo Sales Holdings	205,800	594
Nitto Denko ADR	606,560	15,904
Nomura Real Estate Holdings	268,800	4,857
North Pacific Bank	190,300	773
Omron	717,904	31,132
Pigeon	44,800	2,652
Pioneer *	144,200	448
Rakuten	712,800	9,236
Secom	466,500	28,555
Sega Sammy Holdings	79,400	1,516
Seino Holdings	201,000	1,888
Shimano	60,100	7,179
SKY Perfect JSAT Holdings	425,600	2,609
SMC	33,800	8,848
SoftBank	556,145	40,183
Sojitz	1,858,000	3,076
Suzuken	140,900	4,699
Toagosei	341,000	1,425
Toho Holdings	193,600	3,753
Tokai Tokyo Securities	4,478,655	32,765
Tokyo Electron	167,001	11,463

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Toyota Motor	504,821	$28,807
Toyota Tsusho	259,100	6,846
Trend Micro	170,200	5,488
Watabe Wedding	7,955	46
Yaskawa Electric	2,666,414	34,317
Zenkoku Hosho	115,600	3,100

		811,341

Malaysia — 0.1%
Malayan Banking	150,800	483
Telekom Malaysia	223,500	451
Tenaga Nasional	940,300	3,693

		4,627

Mexico — 0.4%
America Movil, Ser L	5,668,581	6,967
America Movil ADR, Ser L (A)	682,868	16,737
Gruma, Ser B, Cl B *	59,583	681
Grupo Financiero Inbursa, Cl O	187,689	575

		24,960

Netherlands — 2.6%
AerCap Holdings *	171,080	8,118
ASML Holding	84,824	8,135
Core Laboratories	294,358	46,506
Heineken Holding	203,613	14,088
ING Groep *	851,307	11,735
Koninklijke Boskalis Westminster	24,693	1,424
Koninklijke Philips	267,204	8,162
LyondellBasell Industries, Cl A	290,813	33,254
NXP Semiconductor *	482,388	33,053
Ternium ADR	42,272	1,105
TNT	171,748	862
TomTom *	293,007	2,253
Unilever	229,522	9,564
USG People	92,992	1,201
Yandex, Cl A *	148,400	4,219

		183,679

Norway — 2.4%
DnB	2,125,456	39,776
DNO *	1,101,173	3,330
Norsk Hydro	3,545,048	20,890
Petroleum Geo-Services	96,349	727
Seadrill	95,883	3,542
Statoil (A)	1,026,432	28,913
Statoil ADR (A)	1,875,043	53,232
Storebrand, Cl A	154,739	862
Telenor	563,800	12,969
TGS Nopec Geophysical (A)	92,127	2,595

		166,836

Panama — 0.0%
Avianca Holdings ADR	55,545	898

Peru — 0.1%
Credicorp	36,135	5,603

Poland — 0.1%
Energa	81,236	530
Orange Polska	145,649	489
PGE	937,997	6,398
Tauron Polska Energia	321,681	502

		7,919

Description	Shares	Market Value ($ Thousands)

Portugal — 0.0%
Galp Energia, Cl B	142,770	$2,539

Qatar — 0.5%
Industries Qatar	641,820	34,191

Russia — 0.9%
Gazprom OAO ADR	222,736	1,599
Lukoil ADR	503,980	27,976
Magnit GDR	147,436	8,581
Mobile Telesystems ADR (A)	621,000	11,458
Sberbank of Russia ADR	1,392,675	11,350
Sistema GDR	164,041	3,732

		64,696

Singapore — 1.7%
Avago Technologies, Cl A	393,853	32,331
DBS Group Holdings	1,752,000	25,158
Golden Agri-Resources	54,399,700	22,232
United Overseas Bank	681,210	12,517
United Overseas Bank ADR	719,200	26,430

		118,668

South Africa — 1.4%
FirstRand	1,525,700	6,204
Massmart Holdings	256,222	3,150
Naspers, Cl N	166,025	21,161
Sanlam	919,610	5,707
Sasol	202,757	11,787
Sasol ADR (A)	775,100	45,405
Telkom	914,023	4,912

		98,326

South Korea — 3.3%
Hana Financial Group	21,302	894
Hyundai Mobis	102,280	29,656
Hyundai Motor	30,014	6,897
Kia Motors	258,494	15,602
LG Electronics	29,910	2,230
LG Hausys	28,120	5,741
LG.Philips LCD *	502,340	17,365
NAVER	11,003	8,334
POSCO	62,763	20,674
Samsung Electronics	51,285	62,415
SK Holdings	60,747	9,616
SK Hynix	992,033	44,419
SK Telecom	36,306	9,775

		233,618

Spain — 0.9%
ACS Actividades Construcciones y Servicios	74,654	3,152
Amadeus IT Holding, Cl A	1,052,092	39,218
Banco Bilbao Vizcaya Argentaria	869,396	10,547
Banco Popular Espanol	36	—
Inditex	346,355	10,060

		62,977

Sweden — 1.7%
Atlas Copco, Cl B	515,401	13,774
Electrolux, Cl B	58,166	1,480
Getinge, Cl B	1,055,276	27,656
Hennes & Mauritz, Cl B	186,526	7,955
Holmen, Cl B	18,627	596
Husqvarna, Cl B	146,579	1,112
Industrivarden, Cl C	174,422	3,152
Intrum Justitia	13,344	415

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

JM	217,078	$7,084
NCC, Cl B	63,181	2,019
Securitas, Cl B	158,107	1,731
Skandinaviska Enskilda Banken, Cl A	487,775	6,385
Skanska, Cl B	292,450	6,066
Svenska Cellulosa, Cl B	289,188	6,969
Svenska Cellulosa ADR	548,000	13,163
Svenska Handelsbanken, Cl A	343,906	16,161
Volvo, Cl B	404,237	4,839

		120,557

Switzerland — 6.0%
Actelion	283,622	34,901
Adecco	69,660	5,286
Aryzta	86,540	7,923
Baloise Holding	12,605	1,647
Credit Suisse Group ADR (A)	609,006	17,198
EMS-Chemie Holding	11,280	4,914
Forbo Holding	3,228	3,333
Galenica	3,002	2,852
Georg Fischer	8,119	5,381
Givaudan	20,116	33,474
Helvetia Holding (A)	4,201	2,094
Holcim	121,275	9,667
Julius Baer Group	170,871	7,786
Lonza Group	85,019	9,757
Nestle	473,264	36,818
Novartis	220,281	19,807
Novartis ADR	354,235	31,824
OC Oerlikon	604,741	8,584
Roche Holding	289,032	84,483
Swiss Life Holding	77,915	19,686
Swiss Re	95,875	7,878
Transocean (A)	534,494	20,658
UBS	665,595	11,962
Zurich Insurance Group ADR	1,348,600	40,795

		428,708

Taiwan — 3.2%
Advanced Semiconductor Engineering ADR (A)	5,156,485	32,898
AU Optronics	4,935,000	2,452
Career Technology	940,000	1,448
Elite Advanced Laser	358,000	1,335
Fubon Financial Holding	11,754,949	19,192
Hermes Microvision	52,000	2,235
Hon Hai Precision Industry	7,973,056	27,207
Hon Hai Precision Industry GDR	1,039,612	6,976
Innolux, Cl A	15,521,544	7,893
Inotera Memories *	19,931,018	32,607
MediaTek	1,816,394	30,354
Pegatron	2,408,000	5,107
Primax Electronics	1,841,000	2,704
Taishin Financial Holding	10,342,899	5,260
Taiwan PCB Techvest	948,000	1,548
Taiwan Semiconductor Manufacturing ADR (A)	2,031,003	42,529
United Microelectronics	3,643,000	1,664
United Microelectronics ADR (A)	1,211,600	2,690
Wistron	977,000	1,144

		227,243

Thailand — 0.2%
Krung Thai Bank	1,480,650	1,090
PTT (Foreign Shares)	73,300	737

Description	Shares	Market Value ($ Thousands)

PTT Exploration & Production	707,300	$3,642
PTT Global Chemical	1,024,100	1,988
Thanachart Capital	1,205,600	1,321
Total Access Communication	679,800	2,320

		11,098

Turkey — 1.1%
Akbank	5,370,530	20,507
BIM Birlesik Magazalar	240,035	5,651
Eregli Demir ve Celik Fabrikalari	2,239,267	4,358
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D *	1,294,021	1,361
KOC Holding ADR	532,350	13,575
Turkiye Garanti Bankasi	4,532,798	17,791
Turkiye Is Bankasi, Cl C	5,587,393	14,448

		77,691

United Arab Emirates — 0.0%
Dubai Islamic Bank	663,170	1,410

United Kingdom — 15.8%
3i Group	823,770	5,380
Afren *	570,810	924
Amlin	1,049,523	7,842
Antofagasta	334,890	4,369
APERAM * (A)	42,302	1,366
ARM Holdings	799,827	12,898
ARM Holdings ADR (A)	1,115,946	54,157
Ashtead Group	427,250	6,950
ASOS *	74,581	3,509
Associated British Foods	524,015	24,915
AstraZeneca	219,507	16,649
Aviva	1,131,874	9,793
BAE Systems ADR (A)	950,000	28,035
Barclays	3,642,875	13,579
Berkeley Group Holdings	204,810	8,157
BG Group	314,528	6,276
BHP Billiton	182,983	5,796
BP	313,767	2,510
BP PLC ADR	495,560	23,708
British American Tobacco	235,250	13,883
British Sky Broadcasting Group	432,491	6,274
Britvic	326,710	3,722
BT Group, Cl A	1,401,672	9,009
Burberry Group	386,662	9,125
Capita	539,725	10,998
Carnival	156,050	5,821
Centrica	4,652,600	24,679
Compass Group	396,799	6,455
CSR	64,970	848
Diageo	1,034,917	30,516
Diageo ADR	70,000	8,391
EnQuest *	459,062	919
Ensco, Cl A	331,929	16,756
Experian	1,232,591	21,453
Glencore	5,448,470	32,792
Halma	332,440	3,412
Hargreaves Lansdown	284,905	5,309
Home Retail Group	1,009,815	3,072
HSBC Holdings	5,330,613	57,720
Imperial Tobacco Group	623,500	27,202
Investec	367,344	3,340
ITV	9,375,965	32,886
Kingfisher	2,379,009	11,999
Liberty Global *	209,176	8,771

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Marks & Spencer Group ADR	990,400	$14,014
Mondi	476,401	8,173
Pace	370,995	2,039
Pearson	157,239	2,901
Persimmon	1,466,646	32,249
Petrofac	225,512	4,228
Premier Farnell	922,292	2,988
Prudential	910,545	21,927
QinetiQ	404,401	1,455
Reckitt Benckiser Group	548,319	47,807
Rio Tinto	464,000	24,763
Rio Tinto ADR (A)	898,146	48,266
Rolls-Royce Holdings	362,123	6,140
Royal Dutch Shell, Cl A	1,268,888	51,369
Royal Dutch Shell, Cl A (GBP)	401,239	16,246
Royal Dutch Shell ADR, Cl A	518,300	41,967
RPC Group	75,736	713
SABMiller	174,882	9,651
Sage Group ADR	549,076	14,333
Shire	1,208,228	98,783
St. James’s Place	387,741	4,617
Standard Chartered	781,506	15,743
Subsea 7	1,365,273	22,787
Tesco	4,332,700	16,546
TUI Travel	175,392	1,085
Tullow Oil	550,623	6,675
Wolseley	172,196	9,260
WPP	90,871	1,906

		1,120,796

United States — 2.6%
Affymetrix *	57,547	499
Albany Molecular Research *	32,343	640
Amkor Technology *	148,249	1,542
Argan	44,414	1,779
Axis Capital Holdings	589,600	28,431
Barnes & Noble *	31,884	761
Basic Energy Services *	166,597	4,033
Cambrex *	106,113	2,326
Carnival, Cl A	679,452	25,738
Computer Sciences	170,682	10,205
Constellium, Cl A *	150,385	4,283
Engility Holdings *	22,303	784
Everest Re Group	210,377	34,468
FBR *	28,306	809
Green Plains Renewable Energy	59,740	2,670
Hawaiian Holdings * (A)	149,757	2,336
LifePoint Hospitals *	22,351	1,672
LogMeIn *	12,804	541
Mastercard, Cl A	141,328	10,714
Medifast *	82,840	2,783
Murphy USA *	22,411	1,221
NeuStar, Cl A * (A)	62,269	1,837
Omega Protein *	28,928	436
OmniVision Technologies *	39,164	1,062
Pantry *	43,638	924
PharMerica *	43,227	1,076
Pioneer Energy Services *	202,010	3,107
PriceSmart	49,196	4,409
RenaissanceRe Holdings (A)	145,700	14,918
Renewable Energy Group *	52,732	641
Repligen *	99,680	1,900
REX American Resources *	20,894	2,232
RPX *	80,010	1,215
Schlumberger	59,670	6,542
St. Joe * (A)	101,213	2,192

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

United Community Banks	37,927	$643
Yum! Brands	43,453	3,147

		184,516

Total Common Stock (Cost $5,630,458) ($ Thousands)		6,630,337

PREFERRED STOCK — 0.9%

Brazil — 0.5%
Cia Brasileira de Distribuicao, Cl Preference	100,100	5,101
Cia Energetica de Minas Gerais	1,058,754	9,033
Cia Paranaense de Energia	98,000	1,746
Itau Unibanco Holding	248,250	4,492
Itau Unibanco Holding ADR	290,770	5,234
Telefonica Brasil	568,400	12,125

		37,731

Germany — 0.4%
Volkswagen	112,700	25,362

Total Preferred Stock (Cost $56,709) ($ Thousands)		63,093

AFFILIATED PARTNERSHIP — 7.5%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	532,791,162	532,791

Total Affiliated Partnership (Cost $532,791) ($ Thousands)		532,791

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	188,462,662	188,463

Total Cash Equivalent (Cost $188,463) ($ Thousands)		188,463

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.045%, 01/08/2015	$1,200	1,200
0.035%, 03/05/2015	10,868	10,865

Total U.S. Treasury Obligations (Cost $12,066) ($ Thousands)		12,065

Total Investments — 104.5% (Cost $6,420,487) ($ Thousands) ††		$7,426,749

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,127	Sep-2014	$(1,122)
FTSE 100 Index	617	Sep-2014	647
Hang Seng Index	57	Sep-2014	(129)
S&P TSX 60 Index	208	Sep-2014	1,189
SPI 200 Index	150	Sep-2014	819
Topix Index	366	Sep-2014	426

			$1,830

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2014

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,106,084 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $514,188 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $532,791 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $6,420,487 ($ Thousands), and the unrealized appreciation and depreciation were $1,195,020 ($ Thousands) and $(188,758) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,611,489	$18,848	$—	$6,630,337
Affiliated Partnership	—	532,791	—	532,791
Preferred Stock	63,093	—	—	63,093
U.S. Treasury Obligations	—	12,065	—	12,065
Cash Equivalent	188,463	—	—	188,463

Total Investments in Securities	$6,863,045	$563,704	$—	$7,426,749

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,081	$—	$—	$3,081
Unrealized Depreciation	(1,251)	—	—	(1,251)

Total Other Financial Instruments	$1,830	$—	$—	$1,830

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.1%

Argentina — 0.1%
Ternium ADR	1,669	$44

Australia — 2.3%
BGP Holdings *	4,500	—
BHP Billiton	6,048	208
BHP Billiton ADR	6,138	421
Collins Foods	16,130	36
Commonwealth Bank of Australia	6,854	521
Insurance Australia Group	34,220	207
Ridley *	19,428	16
Telstra	21,080	110
Watpac	21,979	19
WDS	23,830	22
Westpac Banking	2,993	98
Woodside Petroleum	5,990	239

		1,897

Austria — 2.0%
Conwert Immobilien Invest	17,403	217
Erste Group Bank	11,743	302
OMV	8,837	342
Porr Ag	1,177	77
Schoeller-Bleckmann Oilfield Equipment	4,859	512
Strabag	1,589	44
Voestalpine	4,115	177

		1,671

Belgium — 0.7%
Anheuser-Busch InBev	4,849	540
Jensen-Group	478	10
Sioen Industries	1,719	28
TER Beke	86	7

		585

Brazil — 2.0%
Banco Bradesco ADR	18,951	346
Banco do Brasil	27,200	423
Cia Energetica de Minas Gerais ADR	36,086	310
Cia Paranaense de Energia ADR	15,136	269
Embraer ADR	1,245	48
Kroton Educacional	7,700	230

		1,626

Canada — 6.3%
Akita Drilling, Cl A	300	4
Bank of Nova Scotia	100	7
Canadian Imperial Bank of Commerce	1,630	156
Canadian National Railway	8,169	588
Canadian Natural Resources	10,000	437
Canfor Pulp Products	2,300	23
Cascades	2,300	13
Chorus Aviation, Cl A	840	4
Cipher Pharmaceuticals *	16,300	162
Dominion Diamond *	5,400	73
Genworth MI Canada	2,400	85
High Arctic Energy Services	18,329	90
Information Services, Cl A	2,100	37

Description	Shares	Market Value ($ Thousands)

Lululemon Athletica *	4,164	$166
Magellan Aerospace	1,300	14
Magna International, Cl A	4,000	455
Methanex	1,870	125
North American Energy Partners *	3,501	24
Parex Resources *	12,224	158
Ridley	300	6
Rogers Communications, Cl B	5,442	222
Royal Bank of Canada	9,400	700
Strad Energy Services	13,558	63
Suncor Energy	5,900	243
Talisman Energy	49,600	500
Toronto-Dominion Bank	9,400	496
Transat AT, Cl A *	700	6
Transcontinental, Cl A	8,100	113
Trimac Transportation	1,300	9
WestJet Airlines, Cl A	1,600	43
Yellow Media *	11,633	182

		5,204

Chile — 0.1%
Enersis ADR	2,614	44

China — 4.7%
Agricultural Bank of China	323,000	149
Anhui Conch Cement	101,000	365
ANTA Sports Products	69,000	132
Baidu ADR *	1,429	307
Bank of China	506,000	235
China Construction Bank	402,000	299
China Oilfield Services	219,800	651
China Shipping Container Lines *	782,000	223
Industrial & Commercial Bank of China	792,425	525
Mindray Medical International ADR	12,004	375
Tencent Holdings	14,702	240
Weichai Power	100,200	406

		3,907

Colombia — 0.4%
Bancolombia ADR, Cl R	5,506	348

Czech Republic — 0.3%
Komercni Banka	1,139	265

Denmark — 1.1%
Danske Bank	6,577	186
Novo Nordisk, Cl B	10,132	464
Pandora	1,910	143
Vestas Wind Systems *	2,780	117

		910

Finland — 1.3%
Apetit	654	14
Atria, Cl A	6,578	62
Cramo	2,440	44
HKScan, Cl A	6,711	32
Kone, Cl B	5,097	216
Neste Oil	13,023	256
Orion, Cl B	3,238	127
Stora Enso, Cl R	22,856	200

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Tieto	674	$18
UPM-Kymmene	9,844	148

		1,117

France — 4.6%
Accor	5,812	283
Air Liquide	1,721	220
Boiron	670	59
Bongrain	344	27
Burelle	141	119
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	652	22
Cegid Group	2,408	93
Compagnie Generale des Etablissements Michelin, Cl B	2,169	240
Credit Agricole	16,374	243
Credit Agricole Atlantique Vendee	93	12
Credit Agricole Ile de France	82	8
Credit Agricole Toulouse	377	39
Credit Industriel et Commercial	40	8
EuropaCorp	2,531	15
Fleury Michon	114	8
Fonciere Euris	59	6
Groupe Fnac *	1,460	65
Groupe Guillin	173	29
Infotel	178	5
Interparfums	2,612	81
Ipsen	2,948	141
Kaufman & Broad *	334	11
Le Belier	2,766	95
LVMH Moet Hennessy Louis Vuitton	2,805	488
PSB Industries *	238	13
Publicis Groupe *	5,055	378
Societe Generale	6,959	353
Sodexo	3,335	329
Sqli	514	12
Tessi	278	34
UBISOFT Entertainment *	9,335	155
Valeo	1,740	211
Vetoquinol	450	21

		3,823

Germany — 3.3%
adidas	2,576	194
Allianz	1,230	210
BASF	6,083	627
Bastei Lubbe *	1,821	19
Borussia Dortmund	3,994	25
Cewe Stiftung	343	23
Constantin Medien *	9,520	17
Continental	1,263	270
Deutsche Bank	4,898	168
Deutsche Lufthansa	10,310	179
Deutsche Post	6,160	202
DMG MORI SEIKI	1,220	35
Drillisch	1,700	65
Fresenius Medical Care	4,155	294
FRoSTA	447	14
Hannover Rueck	50	4
Leifheit	293	16
Norma Group	2,115	102
Patrizia Immobilien *	4,804	62

Description	Shares	Market Value ($ Thousands)

Rhoen Klinikum	2,110	$66
Sixt	1,409	52
Ultrasonic *	1,032	10
United Internet	2,050	88
VERBIO Vereinigte BioEnergie *	5,127	12

		2,754

Hong Kong — 3.6%
1010 Printing Group	86,180	12
AIA Group	86,694	473
Champion Technology Holdings	98,000	2
Cheung Kong Holdings	10,000	182
China Mobile	41,068	511
China South City Holdings	168,000	84
Chuang’s Consortium International	132,000	17
Cinderella Media Group	62,000	10
CSI Properties	810,000	37
EcoGreen Fine Chemicals Group	540,000	171
Hong Kong Exchanges and Clearing	14,385	331
Keck Seng Investments	8,000	7
Luen Thai Holdings	52,000	14
Noble Group	190,000	207
Orient Overseas International	79,000	469
Rykadan Capital	242,000	64
Sands China	43,561	284
TCL Communication Technology Holdings	38,000	47
Wing On International	12,111	36

		2,958

India — 1.9%
ICICI Bank ADR	22,688	1,214
State Bank of India GDR	332	27
Tata Motors ADR	7,012	338

		1,579

Indonesia — 0.7%
Asahimas Flat Glass	2,500	2
Astra Graphia	60,600	11
Bank Rakyat Indonesia Persero	265,800	251
Indofood Sukses Makmur	373,500	219
Telekomunikasi Indonesia Persero	104,000	24
Telekomunikasi Indonesia Persero ADR	1,862	86

		593

Ireland — 1.7%
Accenture, Cl A	3,354	272
Actavis *	1,944	441
ICON *	14,555	721

		1,434

Israel — 0.0%
El Al Israel Airlines *	202,512	31

Italy — 1.0%
Banca Intesa	74,220	221
Caltagirone	3,934	13
Danieli & C Officine Meccaniche	145	4
El.En.	704	22
Exor	5,816	232
FNM	94,636	74

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Italmobiliare *	629	$25
La Doria	7,970	67
Servizi Italia	1,236	7
UnipolSai	38,390	121

		786

Japan — 10.5%
Alps Logistics	600	7
Anabuki Kosan	5,000	13
AOI Electronics	200	8
Asahi Broadcasting	8,800	54
AT-Group	4,000	81
Central Security Patrols	400	5
Cleanup	500	5
Computer Engineering & Consulting	6,500	50
Daito Trust Construction	800	99
Daiwa House Industry	16,600	314
Daiwa Securities Group	31,000	252
Denso	15,600	678
Dowa Holdings	10,000	90
FANUC	1,781	298
Fuji Kiko	2,000	10
Fujitsu	6,000	41
Fukuda Denshi	500	30
G-7 Holdings, Cl 7	6,400	55
Haruyama Trading	2,700	19
Haseko	23,100	191
Hiroshima Gas	3,200	9
Hitachi	56,000	424
Hokkaido Coca-Cola Bottling	3,000	15
Hokkan Holdings	14,000	39
Hokuriku Electrical Construction	4,000	22
Hokuriku Gas	17,000	45
Itochu	8,100	103
Japan Airlines	4,000	225
Japan Tobacco	7,326	251
Kawasumi Laboratories	2,300	18
KDDI	2,800	162
Keiyo Gas	1,000	5
Kitamura	2,500	17
Kubota	29,870	427
Kyosei Rentemu	1,000	13
Kyowa Leather Cloth	2,600	19
Marubun	2,400	15
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	38
Mazda Motor	4,900	116
Mitani	3,000	78
Mitsubishi Estate	10,896	252
Mitsui Trust Holdings	74,696	307
Mizuho Financial Group	31,500	60
Murakami	1,000	14
NDS	7,000	21
NIFTY	600	9
Nippon Steel & Sumitomo Metal	125,000	354
Nippon Telegraph & Telephone	10,106	679
Nishikawa Rubber	400	7
Nisshin Fudosan	4,200	18
Nissin Sugar	2,200	50
Nitto Fuji Flour Milling	2,000	6
Panasonic	32,300	395
Pigeon	1,100	65
Saison Information Systems	400	5

Description	Shares	Market Value ($ Thousands)

San-Ai Oil	7,691	$59
Sanshin Electronics	800	6
Sato Shoji	1,000	7
Secom	8,700	533
Seibu Electric Industry	9,000	42
Shinwa	800	10
Shobunsha Publications	4,200	27
SoftBank	3,149	228
Sugimoto	1,000	10
Sumitomo Densetsu	300	4
Tachikawa	3,800	25
Tera Probe	2,400	25
Tokyo Electron	2,699	185
Toyota Motor	15,291	873
Warabeya Nichiyo	600	11
Yonekyu	2,100	22
Zenkoku Hosho	2,000	54

		8,704

Malaysia — 0.1%
Faber Group	17,200	18
Malaysian Pacific Industries	41,200	75
Tenaga Nasional	1,200	5

		98

Mexico — 1.5%
America Movil, Ser L	240,285	295
America Movil ADR, Ser L	4,732	116
Gruma, Ser B, Cl B *	3,651	42
Grupo Financiero Inbursa, Cl O	112,413	344
Grupo Industrial Maseca, Cl B	4,324	7
Industrias Bachoco	53,147	253
Industrias Bachoco ADR	2,630	150

		1,207

Netherlands — 3.0%
AerCap Holdings *	4,400	209
ASML Holding	2,780	267
Core Laboratories	5,490	867
DOCdata *	492	12
ING Groep *	28,059	387
Koninklijke Philips	8,412	257
Neways Electronics International	970	11
SNS Reaal *	1,762	1
Unilever	12,244	510

		2,521

New Zealand — 0.6%
Air New Zealand	8,185	15
Fletcher Building	34,093	263
Meridian Energy	28,338	30
Spark New Zealand	90,489	222

		530

Norway — 1.9%
DnB	57,728	1,080
Kvaerner	77,716	134
Norsk Hydro	66,092	389
Spectrum	1,173	7

		1,610

Philippines — 0.2%
San Miguel	44,210	80

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Top Frontier Investment Holdings *	39,410	$116

		196

Poland — 0.4%
PGE	36,075	246
Tauron Polska Energia	35,607	55
Zespol Elektrowni Patnow Adamow Konin	1,150	11

		312

Portugal — 0.0%
Portucel	4,792	21

Russia — 0.2%
Lukoil ADR	1,740	97
Lukoil OAO ADR	530	29
Surgutneftegas ADR	3,407	24

		150

Singapore — 1.4%
China Yuchai International	1,105	23
DBS Group Holdings	39,000	560
Frencken Group	50,000	13
Golden Agri-Resources	8,000	3
GP Batteries International	11,708	8
Hong Leong Finance	4,000	9
Lantrovision Singapore	24,000	12
NatSteel	14,000	19
New Toyo International Holdings	112,000	25
Oversea-Chinese Banking	17,000	136
Popular Holdings	16,000	3
QAF	6,792	5
Sunningdale Tech	173,000	32
United Industrial	101,000	271

		1,119

South Africa — 1.6%
FirstRand	96,015	390
Hulamin *	24,184	17
Sanlam	23,670	147
Sasol	9,853	573
Sibanye Gold ADR	6,177	58
Standard Bank Group	997	13
Telkom	26,747	144

		1,342

South Korea — 2.9%
Hyundai Mobis	1,596	463
LG Hausys	730	149
LG.Philips LCD *	510	18
NEOWIZ HOLDINGS *	3,659	73
POSCO	1,166	384
Samsung Electronics	698	849
SK Hynix	10,340	463
YESCO	790	31

		2,430

Spain — 1.5%
ACS Actividades Construcciones y Servicios	1,656	70
Amadeus IT Holding, Cl A	22,291	831
Banco Bilbao Vizcaya Argentaria	28,985	351

		1,252

Description	Shares	Market Value ($ Thousands)

Sweden — 1.9%
Bilia, Cl A	6,026	$161
BillerudKorsnas	7,700	112
Biotage	2,718	4
Eolus Vind, Cl B	9,772	42
Getinge, Cl B	19,681	516
Hennes & Mauritz, Cl B	6,207	265
JM	3,750	122
Skanska, Cl B	7,530	156
Svenska Cellulosa, Cl B	9,451	228

		1,606

Switzerland — 6.9%
Adecco	1,790	136
Aryzta	2,220	203
Credit Suisse Group ADR	11,358	321
EMS-Chemie Holding	300	131
Holcim	3,937	314
Julius Baer Group	5,583	254
Nestle	7,228	562
Novartis	7,088	637
Novartis ADR	6,609	594
Roche Holding	4,568	1,335
Siegfried Holding	1,124	196
Swiss Life Holding	31	8
Swiss Re	2,470	203
Tamedia	129	18
Transocean	9,965	385
UBS	21,532	387

		5,684

Taiwan — 2.4%
Advanced Semiconductor
Engineering ADR	97,610	623
Hermes Microvision	1,000	43
Hon Hai Precision Industry	104,097	355
Hon Hai Precision Industry GDR	22,568	151
Pegatron	3,633	8
Taishin Financial Holding	189,680	96
Taiwan Semiconductor Manufacturing	11,000	46
Taiwan Semiconductor Manufacturing ADR	30,544	640

		1,962

Thailand — 0.4%
PTT (Foreign Shares)	13,000	131
PTT Exploration & Production	44,900	231
Total Access Communication	2,100	7

		369

Turkey — 1.1%
Akbank	100,161	382
Turkiye Garanti Bankasi	84,232	331
Turkiye Is Bankasi, Cl C	65,354	169

		882

United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	17,260	37

United Kingdom — 14.3%
3i Group	21,200	138
ARM Holdings ADR	20,813	1,010
Ashtead Group	11,000	179
Associated British Foods	9,996	475
AstraZeneca	6,447	489
Aviva	38,350	332

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Berkeley Group Holdings	5,280	$210
BHP Billiton	3,609	114
BP	47,845	383
BP PLC ADR	5,984	286
British Polythene Industries	1,644	17
Britvic	8,415	96
BT Group, Cl A	44,038	283
Burberry Group	8,852	209
Carnival	5,158	192
CML Microsystems	2,278	13
Compass Group	12,513	204
CSR ADR	1,749	91
Dart Group	7,297	27
Diageo	19,301	569
Ensco, Cl A	3,499	177
Experian	23,679	412
Gem Diamonds *	2,656	9
Halma	8,560	88
HSBC Holdings	61,647	668
Impellam Group	683	6
Kingfisher	79,372	400
Liberty Global *	6,608	277
Mecom Group	4,327	10
Mondi	3,008	51
NWF Group *	20,576	49
Pace	6,550	36
Pearson	5,352	99
Persimmon	7,580	167
Produce Investments	1,593	7
Prudential	10,860	262
Reckitt Benckiser Group	5,702	497
Rio Tinto	7,988	426
Rio Tinto ADR	8,860	476
RM	17,025	44
SABMiller	5,714	315
Shire	14,349	1,173
St. Ives	2,512	9
Standard Chartered	11,996	242
Subsea 7	24,948	416
Trinity Mirror *	19,515	67
TUI Travel	642	4
WPP	3,384	71
Xchanging	23,731	73

		11,848

United States — 3.2%
Adams Resources & Energy	651	43
AH Belo, Cl A	1,341	15
Barnes & Noble *	220	5
Broadwind Energy *	1,254	11
Carnival, Cl A	12,667	480
Computer Sciences	250	15
Core Molding Technologies *	347	5
Covenant Transportation Group, Cl A *	464	6
Everest Re Group	3,924	643
Handy & Harman *	732	19
LS Starrett, Cl A	381	7
Marcus	2,082	38
Mastercard, Cl A	4,457	338
McClatchy, Cl A *	2,040	9
Nautilus *	2,607	31
NCI, Cl A *	2,183	20
Pantry *	4,424	94
Pilgrim’s Pride *	4,933	147

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Pioneer Energy Services *	3,719	$57
Reading International, Cl A *	500	4
Schlumberger	1,858	204
Silvercrest Asset Management Group, Cl A	784	13
Skilled Healthcare Group, Cl A *	1,154	8
SL Industries *	961	44
Southwest Airlines	4,957	159
Unifi *	3,785	108
Willis Lease Finance *	1,848	39
Yum! Brands	1,308	95

		2,657

Total Common Stock (Cost $69,027) ($ Thousands)		78,113

PREFERRED STOCK — 0.7%

Brazil — 0.6%
Centrais Eletricas de Santa Catarina	8,800	60
Cia Brasileira de Distribuicao ADR	6,478	330
Itau Unibanco Holding	5,500	100

		490

Germany — 0.1%
Einhell Germany	165	7
Hornbach Holding	312	29
STO	95	18
Westag & Getalit	305	7

		61

Total Preferred Stock (Cost $484) ($ Thousands)		551

	Number of Rights

RIGHTS — 0.0%

Germany — 0.0%
Borussia Dortmund, Expires 09/11/14 *	3,994	—

Singapore — 0.0%
Oversea-Chinese Banking, Expires 09/12/14 *	2,125	4

Total Rights (Cost $—) ($ Thousands)		4

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	1,621,675	1,622

Total Cash Equivalent (Cost $1,622) ($ Thousands)		1,622

U.S. TREASURY OBLIGATION (A) (B) — 0.4%
U.S. Treasury Bills
0.035%, 03/05/2015	$305	305

Total U.S. Treasury Obligation (Cost $305) ($ Thousands)		305

Total Investments — 97.1% (Cost $71,438) ($ Thousands) ††		$80,595

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2014

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	15	Sep-2014	$(15)
FTSE 100 Index	4	Sep-2014	3
S&P TSX 60 Index	1	Sep-2014	1
SPI 200 Index	1	Sep-2014	2
Topix Index	3	Sep-2014	(4)

			$(13)

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $82,984 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $71,438 ($ Thousands), and the unrealized appreciation and depreciation were $11,441 ($ Thousands) and $(2,284) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$77,523	$590	$—	$78,113
Preferred Stock	551	—	—	551
Rights	4	—	—	4
U.S. Treasury Obligation	—	305	—	305
Cash Equivalent	1,622	—	—	1,622

Total Investments in Securities	$79,700	$895	$—	$80,595

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$6	$—	$—	$6
Unrealized Depreciation	(19)	—	—	(19)

Total Other Financial Instruments	$(13)	$—	$—	$(13)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for change in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.4%

Agency Mortgage-Backed Obligations — 9.8%
FHLMC ARM
3.077%, 03/01/2036 (A)	$3,757	$4,092
2.375%, 06/01/2035 (A)	3,320	3,540
1.937%, 10/01/2035 (A)	1,511	1,595
FHLMC CMO, Ser 2007-3311, Cl FN
0.452%, 05/15/2037 (A)	1,335	1,336
FHLMC CMO, Ser 2010-3721, Cl FB
0.660%, 09/15/2040 (A)	4,663	4,682
FHLMC CMO, Ser 2011-3891, Cl BF
0.724%, 07/15/2041 (A)	3,221	3,238
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.639%, 01/25/2019 (A)	90,140	5,205
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF03, Cl A
0.495%, 01/25/2021 (A)	4,989	4,989
FHLMC REMIC, Ser 2007-3335, Cl BF
0.302%, 07/15/2019 (A)	740	741
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	1,297	1,406
FNMA
6.000%, 09/01/2039 to 04/01/2040	2,069	2,332
4.500%, 10/01/2024	3,183	3,401
3.000%, 05/01/2022	6,123	6,452
FNMA ARM (A)
2.550%, 10/01/2033	355	357
2.472%, 04/01/2034	1,936	2,081
2.440%, 10/01/2033	727	782
2.425%, 05/01/2034	674	716
2.395%, 10/01/2033	583	624
2.363%, 08/01/2034	1,908	2,035
2.341%, 09/01/2034	979	1,048
2.328%, 05/01/2035	1,194	1,275
2.316%, 07/01/2036	2,998	3,205
2.296%, 10/01/2024	465	499
2.262%, 10/01/2033	1,057	1,132
2.251%, 05/01/2035	1,921	2,045
2.232%, 01/01/2034	1,215	1,296
2.198%, 04/01/2033	550	593
2.170%, 06/01/2035	1,094	1,160
2.134%, 05/01/2037	3,855	4,100
2.103%, 10/01/2035	2,192	2,325
2.060%, 09/01/2033	1,616	1,695
1.999%, 06/01/2035	808	850
1.963%, 07/01/2034	1,107	1,168
1.962%, 07/01/2034	2,330	2,453
1.833%, 02/01/2035	2,680	2,797
1.828%, 03/01/2035	2,841	2,986
FNMA CMO, Ser 2005-92, Cl UF
0.505%, 10/25/2025 (A)	2,517	2,527
FNMA CMO, Ser 2010-87, Cl PF
0.566%, 06/25/2040 (A)	3,733	3,739
FNMA CMO, Ser 2011-63, Cl FG
0.605%, 07/25/2041 (A)	2,964	2,975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	$3,742	$3,839
FNMA CMO, Ser 2012-112, Cl BI
3.000%, 09/25/2031	16,088	2,280
FNMA CMO, Ser 2013-96, Cl FW
0.579%, 09/25/2043 (A)	3,264	3,274
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,568	243
FNMA TBA
3.500%, 09/01/2040	1,150	1,215
3.000%, 09/25/2026	2,875	2,981
FNMA, Ser M8, Cl FA
0.415%, 05/25/2018 (A)	5,995	5,998
GNMA ARM
1.837%, 12/20/2060 (A)	3,457	3,637
1.500%, 09/20/2060 to 11/20/2060 (A)	3,956	4,044
1.249%, 12/20/2060 (A)	3,877	3,975
1.220%, 11/20/2060 (A)	3,835	3,897
GNMA CMO, Ser 2002-66, Cl FC
0.555%, 07/16/2031 (A)	1,565	1,572
GNMA CMO, Ser 2011-69, Cl CI, IO
5.000%, 03/20/2036	579	20
GNMA CMO, Ser 2012-100, Cl IO, IO
0.826%, 08/16/2052 (A)	12,124	791
GNMA CMO, Ser 2012-70, Cl IO, IO
0.966%, 08/16/2052 (A)	16,753	1,060
GNMA CMO, Ser 2012-78, Cl IO, IO
1.057%, 06/16/2052 (A)	12,413	874
GNMA CMO, Ser 2012-95, Cl IO, IO
1.047%, 02/16/2053 (A)	3,686	287
GNMA, Ser 2011-152, Cl IO, IO
1.338%, 08/16/2051 (A)	16,971	961
GNMA, Ser 2012-89, Cl IO, IO
1.286%, 12/16/2053 (A)	11,403	720
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	2,390	2,422
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.509%, 12/07/2020 (A)	6,922	6,928
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.607%, 10/07/2020 (A)	8,259	8,302
0.603%, 10/07/2020 (A)	185	186
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.627%, 11/05/2020 (A)	8,413	8,442
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.717%, 12/08/2020 (A)	9,298	9,367
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.716%, 12/08/2020 (A)	530	534

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.607%, 01/08/2020 (A)	$5,548	$5,575
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.557%, 02/06/2020 (A)	6,451	6,475
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.557%, 03/11/2020 (A)	6,947	6,970
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.537%, 03/06/2020 (A)	1,181	1,183
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.537%, 05/07/2020 (A)	1,674	1,676

		189,200

Non-Agency Mortgage-Backed Obligations — 30.6%
A10 Securitization LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	4,137	4,133
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.683%, 06/25/2035 (A) (B)	702	649
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.615%, 08/25/2035 (A) (B)	540	538
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.055%, 06/15/2028 (A) (B)	2,500	2,495
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ
5.765%, 06/10/2049 (A)	4,030	4,163
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	3,165	3,425
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,675
Banc of America Funding Trust, Ser 2006-I, Cl 1A1
2.353%, 12/20/2036 (A) (B)	3,236	3,258
Banc of America Funding, Ser 2004-C, Cl 2A2
2.846%, 12/20/2034 (A) (B)	848	834
Banc of America Funding, Ser 2005-F, Cl 4A1
2.763%, 09/20/2035 (A) (B)	262	227
Banc of America Funding, Ser 2006-D, Cl 3A1
2.681%, 05/20/2036 (A) (B)	170	154
Banc of America Funding, Ser 2010-R11A, Cl 4A6
2.074%, 11/26/2036 (A) (B)	1,779	1,780
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.299%, 01/26/2037 (A) (B)	1,149	1,132
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	2,288	2,296
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.659%, 06/25/2033 (A) (B)	$6,396	$6,463
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.714%, 02/25/2035 (A) (B)	93	92
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
2.797%, 07/25/2033 (A) (B)	3,922	3,957
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.731%, 12/25/2033 (A) (B)	3,980	3,987
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.692%, 04/25/2034 (A) (B)	2,028	2,030
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
2.950%, 01/25/2035 (A) (B)	1,447	1,439
Banc of America Re-Remic Trust, Ser 2013-DSNY, Cl E
2.752%, 09/15/2026 (A) (B)	1,500	1,507
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.585%, 08/25/2034 (A) (B)	3,450	3,314
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.675%, 01/21/2038 (A) (B)	1,046	1,052
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.130%, 11/25/2034 (A) (B)	1,690	1,706
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A2
2.260%, 08/25/2035 (A) (B)	7,799	7,911
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.394%, 12/25/2033 (A) (B)	3,628	3,696
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.468%, 08/25/2034 (A) (B)	5,430	5,499
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A) (B)	3,919	3,927
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.284%, 04/25/2034 (A) (B)	1,424	1,422
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
2.953%, 07/25/2034 (A) (B)	4,928	4,936
Bear Stearns ARM Trust, Ser 2004-9, Cl 12A1
3.282%, 11/25/2034 (A) (B)	1,973	1,972
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.580%, 03/25/2035 (A) (B)	4,490	4,554
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	128	132
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.289%, 10/12/2042 (A)	600	620
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.600%, 03/11/2039 (A)	$650	$682
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	480	513
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	592	614
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.452%, 12/25/2036 (A) (B)	48	77
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.100%, 07/05/2033	2,000	2,000
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl C
2.305%, 08/15/2026 (A) (B)	3,600	3,611
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.480%, 01/15/2046 (A)	640	669
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,024	1,130
CGBAM Commercial Mortgage Trust, Ser 2013-BREH, Cl D
3.005%, 05/15/2030 (A) (B)	2,600	2,607
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.509%, 12/25/2035 (A) (B)	1,905	1,756
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.582%, 02/25/2037 (A) (B)	1,983	1,968
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.446%, 02/25/2037 (A) (B)	2,067	2,080
Chase Mortgage Finance, Ser 2007-A2, Cl 2A3
2.571%, 07/25/2037 (A) (B)	2,699	2,745
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.799%, 01/19/2034 (A) (B)	4,537	4,558
CHL Mortgage Pass-Through Trust, Ser 2004-9, Cl A4
5.250%, 06/25/2034 (B)	2,775	2,813
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020 (B)	221	230
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037 (B)	1,205	1,260
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl J
0.735%, 08/15/2021 (A) (B)	385	381
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl D
0.402%, 04/15/2022 (A) (B)	1,865	1,851
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	72	72
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl D
1.902%, 06/15/2033 (A) (B)	7,000	7,002
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl F

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.302%, 06/15/2033 (A) (B)	$500	$501
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,025	1,105
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.696%, 04/25/2037 (A) (B)	1,254	1,124
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.722%, 11/25/2038 (A) (B)	3,315	3,343
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B)	3,078	3,077
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl AJFL
0.847%, 12/10/2049 (A) (B)	6,710	6,382
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	197	201
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	52	52
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	73	73
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	85	85
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	165	165
Commercial Mortgage Pass-Through Certificates, Ser 2013-FL3, Cl MMHP
3.755%, 10/13/2028 (A) (B)	4,000	4,044
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl C
1.807%, 06/11/2027 (A) (B)	2,000	1,997
Commercial Mortgage Pass-Through Certificates, Ser 2014-TWC, Cl D
2.406%, 02/13/2032 (A) (B)	3,000	2,989
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	202	203
Commercial Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.190%, 08/10/2046 (A)	48,945	2,765
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
0.955%, 03/15/2029 (A) (B)	4,480	4,483
Commercial Mortgage Trust, Ser 2014-CR14, Cl XA, IO
1.059%, 02/10/2047 (A)	37,106	1,904
Commercial Mortgage Trust, Ser 2014-KYO, Cl E
2.507%, 06/11/2027 (A) (B)	1,260	1,260

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018 (B)	$986	$977
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.056%, 07/25/2034 (A) (B)	1,168	1,164
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019 (B)	774	799
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,077	1,173
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.385%, 01/15/2049 (A)	7,110	6,768
Credit Suisse Commercial Mortgage Trust, Ser 2017-ICE, Cl D
2.400%, 04/15/2027 (A) (B)	2,000	2,006
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
2.663%, 11/25/2032 (A) (B)	47	47
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.466%, 06/25/2034 (A) (B)	5,120	5,147
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	2,800	2,825
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl AM
5.793%, 06/15/2038 (A)	3,960	4,247
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	606	647
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	3,000	3,222
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/2049 (A)	1,630	1,769
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl X1CP
1.686%, 04/15/2027 (A) (B)	30,718	928
Credit Suisse Mortgage Trust, Ser 2014-SURF, Cl D
2.410%, 02/15/2029 (A) (B)	1,500	1,508
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/2036 (B)	136	135
CS First Boston Mortgage Securities, Ser 2002-AR8, Cl 6A1
2.398%, 09/25/2034 (A) (B)	3,032	3,062

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	$289	$299
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.418%, 07/10/2044 (A) (B)	42,749	2,130
Del Coronado Trust, Ser 2013-HDC, Cl E
2.805%, 03/15/2026 (A) (B)	3,000	3,002
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2007-OA5, Cl A1A
0.355%, 08/25/2047 (A) (B)	2,030	1,751
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.695%, 06/25/2034 (A) (B)	5,710	5,367
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
0.996%, 09/19/2044 (A) (B)	655	631
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
0.976%, 09/19/2044 (A) (B)	3,025	2,953
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.516%, 01/19/2045 (A) (B)	1,917	1,699
Extended Stay America Trust, Ser 2013-ESFL, Cl CFL
1.656%, 12/05/2031 (A) (B)	2,400	2,399
Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.296%, 12/05/2031 (A) (B)	3,560	3,570
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.705%, 02/25/2048 (A) (B)	4,110	4,112
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.656%, 11/29/2037 (A) (B)	1,203	1,199
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.005%, 04/25/2024 (A) (B)	711	705
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.258%, 05/25/2035 (A) (B)	483	455
First Horizon Pass-Through Trust, Ser 2003-8, Cl 1A3
5.000%, 10/25/2033 (B)	—	—
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.105%, 05/25/2024 (A) (B)	487	481
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.105%, 05/25/2024 (A) (B)	391	387
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024 (A) (B)	3,332	3,312
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.312%, 11/10/2045 (A)	$995	$1,028
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.649%, 12/19/2033 (A) (B)	1,217	1,221
Granite Master Issuer, Ser 2005-1, Cl A4
0.356%, 12/20/2054 (A) (B)	796	789
Granite Master Issuer, Ser 2006-3, Cl A3
0.236%, 12/20/2054 (A) (B)	1,216	1,205
Granite Master Issuer, Ser 2006-3, Cl A4
0.236%, 12/20/2054 (A) (B)	1,165	1,156
Granite Master Issuer, Ser 2006-4, Cl A6
0.336%, 12/20/2054 (A) (B)	68	68
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.296%, 12/20/2054 (A) (B)	666	661
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.356%, 12/20/2054 (A) (B)	642	638
GS Mortgage Securities II, Ser 2006-GG6, Cl AM
5.622%, 04/10/2038 (A)	3,000	3,162
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	113	117
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.660%, 12/10/2043 (A) (B)	59,713	694
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.026%, 03/10/2044 (A) (B)	44,853	1,537
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	50	49
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	116	117
GS Mortgage Securities II, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	259	260
GS Mortgage Securities II, Ser 2013-KYO, Cl XA1, IO
3.249%, 11/08/2029 (A) (B)	32,323	969
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.555%, 10/25/2032 (A) (B)	108	106
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.857%, 01/25/2035 (A) (B)	603	593
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.783%, 04/25/2035 (A) (B)	1,044	1,021
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A) (B)	1,423	1,437
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.710%, 01/25/2036 (A) (B)	2,911	2,741
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.560%, 08/19/2034 (A) (B)	5,327	5,474

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.308%, 11/19/2034 (A) (B)	$161	$151
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.496%, 06/20/2035 (A) (B)	4,049	3,909
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.156%, 11/05/2030 (A) (B)	375	375
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.656%, 11/05/2030 (A) (B)	3,000	3,002
Hilton USA Trust, Ser 2013-HLF, Cl CFL
2.056%, 11/05/2030 (A) (B)	2,500	2,501
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.906%, 11/05/2030 (A) (B)	5,125	5,147
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.475%, 07/25/2035 (A) (B)	1,723	1,663
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.055%, 03/25/2035 (A) (B)	316	283
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.405%, 04/25/2037 (A) (B)	1,986	1,836
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.009%, 07/25/2037 (A) (B)	1,143	1,035
IndyMac INDX Mortgage Loan Trust, Ser 2005-AR10, Cl A1
0.415%, 06/25/2035 (A) (B)	2,588	2,342
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR4, Cl A1A
0.456%, 05/25/2046	284	244
JPMorgan Alternative Loan Trust, Ser 2007-A1, Cl 2A1
2.532%, 03/25/2037 (A) (B)	641	504
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/2049 (A)	2,000	2,107
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-BXH, Cl A
1.055%, 04/15/2027 (A) (B)	3,340	3,342
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl D
2.505%, 06/15/2029 (A) (B)	2,000	2,001
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (A)	4,801	4,866
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3B
5.288%, 09/12/2037 (A)	199	200
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.420%, 01/12/2043 (A)	2,000	2,080

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	$950	$980
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.060%, 04/15/2045 (A)	320	341
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	3,000	3,226
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	71	72
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	136	139
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.026%, 08/05/2032 (A) (B)	14,476	1,231
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.183%, 02/15/2046 (A) (B)	35,572	1,621
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	24	24
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	49	49
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-ALC, Cl B
3.005%, 07/17/2026 (A) (B)	4,450	4,493
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-ALC, Cl D
3.605%, 07/17/2026 (A) (B)	1,300	1,308
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	216	217
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-FL3, Cl XCP, IO
1.028%, 04/15/2028 (A) (B)	11,154	21
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl C
1.655%, 04/15/2030 (A) (B)	3,000	2,989
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl D
3.145%, 04/15/2030 (A) (B)	1,400	1,399
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-FBLU, Cl C
2.155%, 12/15/2028 (A) (B)	4,000	4,008

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034 (B)	$879	$907
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.777%, 06/25/2035 (A) (B)	1,965	1,975
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.603%, 07/25/2035 (A) (B)	411	415
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.549%, 07/25/2035 (A) (B)	2,285	2,325
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.490%, 07/25/2035 (A) (B)	1,567	1,589
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.649%, 07/25/2035 (A) (B)	1,301	1,325
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.577%, 06/25/2037 (A) (B)	141	119
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl AM
5.878%, 06/15/2038 (A)	1,420	1,525
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AJ
5.484%, 02/15/2040	2,660	2,760
Marathon CLO, Ser 2005-2A, Cl B
1.031%, 12/20/2019 (A) (B)	2,500	2,442
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.439%, 07/25/2035 (A) (B)	166	147
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033 (B)	4,890	5,202
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.609%, 10/20/2029 (A) (B)	566	575
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.795%, 01/25/2029 (A) (B)	1,283	1,239
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A1
0.815%, 09/25/2029 (A) (B)	—	—
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.498%, 07/25/2035 (A) (B)	1,219	1,032
Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.147%, 12/25/2034 (A) (B)	2,430	2,383
Merrill Lynch Mortgage Trust, Ser MCP1, Cl AM
4.805%, 06/12/2043 (A)	4,615	4,742
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	195	209
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AMFL
0.336%, 08/12/2048 (A) (B)	2,000	1,868
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	1,000	1,018

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.795%, 08/12/2041 (A)	$1,032	$1,049
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	5,148
Morgan Stanley Capital I, Ser 2007-XLFA, Cl A2
0.255%, 10/15/2020 (A) (B)	3,084	3,082
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.974%, 11/25/2034 (A) (B)	1,733	1,717
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.425%, 09/25/2035 (A) (B)	625	619
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	94	94
Motel 6 Trust, Ser 2012-MTL6, Cl XA1, IO
3.005%, 10/05/2025 (A) (B)	21,810	170
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.015%, 08/15/2032 (A) (B)	1,705	1,631
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034 (B)	2,033	2,101
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.555%, 02/25/2035 (A) (B)	40	40
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.415%, 04/25/2035 (A) (B)	833	834
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.406%, 07/25/2038 (A) (B)	2,475	2,432
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.497%, 08/25/2033 (A) (B)	3,079	3,197
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.315%, 01/25/2037 (A) (B)	6,322	4,714
Residential Accredit Loans, Ser 2007-QO3, Cl A1
0.315%, 03/25/2047 (A) (B)	1,819	1,490
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.442%, 08/25/2022 (A) (B)	1,255	1,145
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019 (B)	1,590	1,613
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033 (B)	306	324
SCG Trust, Ser 2013-SRP1, Cl A
1.555%, 11/15/2026 (A) (B)	1,780	1,785
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.956%, 10/20/2027 (A) (B)	1,702	1,672

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.189%, 02/25/2040 (A) (B)	$223	$219
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A) (B)	1,912	1,928
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A) (B)	3,173	3,006
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/2043 (A) (B)	11	10
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	3,395	3,454
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	2,127	2,158
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	2,593	2,591
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	158	157
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	2,364	2,360
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.531%, 03/25/2034 (A) (B)	3,350	3,371
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.525%, 07/25/2034 (A) (B)	5,361	5,114
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.453%, 04/25/2035 (A) (B)	2,842	2,769
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
2.378%, 05/25/2033 (A) (B)	4,975	5,081
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.795%, 09/25/2043 (A) (B)	2,988	2,935
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.895%, 09/25/2044 (A) (B)	1,935	1,890
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.244%, 04/25/2045 (A) (B)	2,424	2,457
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.153%, 07/25/2045 (A) (B)	3,082	3,075
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
1.455%, 03/25/2037 (A) (B)	2,846	2,601
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.257%, 09/25/2037 (A) (B)	3,159	3,119
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.296%, 05/10/2045 (A) (B)	12,708	1,577

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	$81	$80
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	61	61
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	202	201
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	145	146
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (A)	125	129
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.280%, 12/15/2044 (A)	216	224
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	278	281
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AM
5.603%, 10/15/2048 (A)	3,790	4,097
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	3,000	3,255
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ
6.140%, 02/15/2051 (A)	3,040	3,192
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl A2
0.292%, 06/15/2020 (A) (B)	4,820	4,727
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.421%, 10/25/2033 (A) (B)	4,499	4,612
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.427%, 10/25/2033 (A) (B)	996	1,012
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.301%, 08/25/2033 (A) (B)	3,168	3,206
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.546%, 03/25/2034 (A) (B)	6,192	6,216
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.575%, 07/25/2044 (A) (B)	5,401	5,171

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
0.515%, 11/25/2034 (A) (B)	$2,572	$2,488
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
0.526%, 11/25/2034	3,564	3,424
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.397%, 01/25/2035 (A) (B)	6,528	6,580
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.518%, 04/25/2044 (A) (B)	3,414	3,403
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.555%, 06/25/2044 (A) (B)	3,644	3,384
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034 (B)	2,033	2,150
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019 (B)	360	377
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
0.475%, 01/25/2045 (A) (B)	2,807	2,694
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.555%, 01/25/2045 (A) (B)	1,474	1,390
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.475%, 08/25/2045 (A) (B)	3,569	3,410
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.568%, 10/25/2045 (A) (B)	690	702
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.375%, 12/25/2035 (A) (B)	190	185
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.425%, 12/25/2045 (A) (B)	3,611	3,405
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.425%, 12/25/2045 (A) (B)	318	304
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A1A
0.465%, 01/25/2045 (A) (B)	1,385	1,370
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.485%, 01/25/2045 (A) (B)	1,984	1,954

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.535%, 01/25/2045 (A) (B)	$1,631	$1,614
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.385%, 04/25/2045 (A) (B)	3,466	3,304
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.445%, 07/25/2045 (A) (B)	4,154	3,961
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.475%, 07/25/2045 (A) (B)	1,969	1,874
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.377%, 10/25/2036 (A) (B)	1,625	1,495
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.917%, 04/25/2047 (A) (B)	4,729	3,630
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	82	82
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	182	183
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.619%, 09/25/2033 (A) (B)	1,841	1,870
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
2.626%, 05/25/2034 (A) (B)	452	455
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A) (B)	1,665	1,684
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.562%, 08/25/2034 (A) (B)	2,381	2,429
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.615%, 09/25/2034 (A) (B)	3,982	4,037
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.615%, 09/25/2034 (A) (B)	4,934	5,029
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.618%, 09/25/2034 (A) (B)	1,160	1,188
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.617%, 10/25/2034 (A) (B)	6,255	6,289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.615%, 11/25/2034 (A) (B)	$5,721	$5,794
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.615%, 12/25/2034 (A) (B)	2,220	2,260
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.610%, 02/25/2035 (A) (B)	4,781	4,819
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.614%, 06/25/2035 (A) (B)	6,567	6,691
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.614%, 06/25/2035 (A) (B)	4,831	4,898
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.614%, 06/25/2035 (A) (B)	1,618	1,635
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.615%, 06/25/2035 (A) (B)	488	490
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.618%, 06/25/2035 (A) (B)	1,613	1,631
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.614%, 02/25/2034 (A) (B)	1,231	1,253
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.611%, 03/25/2035 (A) (B)	2,329	2,356
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.009%, 05/25/2035 (A) (B)	634	640
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.613%, 06/25/2035 (A) (B)	2,316	2,363
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.609%, 06/25/2034 (A) (B)	2,334	2,371
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036 (B)	628	616
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.591%, 09/25/2036 (A) (B)	1,098	1,025
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A1
2.641%, 03/25/2036 (A) (B)	384	385

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.100%, 02/15/2044 (A) (B)	$30,415	$1,007
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	21	21
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	244	245
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	86	86

		591,038

Total Mortgage-Backed Securities (Cost $771,854) ($ Thousands)		780,238

LOAN PARTICIPATIONS — 24.5%
Acosta Holdco, Inc., Term Loan, 1st Lien
0.000%, 08/13/2021 (C)	5,379	5,400
Activision Blizzard, Term Loan B
3.250%, 10/12/2020	2,543	2,542
Advanstar Communications, Term Loan
5.500%, 04/29/2019	990	986
Advantage Sales and Marketing, Term Loan
4.250%, 12/18/2017	55	55
Advantage Sales and Marketing, Term Loan, 1st Lien
4.250%, 07/21/2021	4,742	4,693
Advantage Sales, Unfunded Term Loan
0.000%, 07/21/2021 (G)	158	—
Affinia Group
4.750%, 04/25/2020	2,719	2,729
Affinia Group, 2nd Lien
4.750%, 04/25/2020	138	139
Affinion Group Holdings
5.000%, 10/08/2016	2	2
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	5,646	5,590
Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	1,384	1,385
Albertson’s, Term Loan B4, 1st Lien
0.000%, 08/11/2021 (C)	4,400	4,409
Alere, Term Loan B
4.250%, 06/30/2017	491	489
Alinta Ltd., Unfunded Term Loan
0.500%, 08/13/2018	195	2
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,957	2,984
Alliance Laundry Systems LLC, Term Loan B
5.250%, 12/10/2018	2,749	2,749
4.500%, 12/10/2018	33	33
Alliant Holdings, Term Loan, Tranche 1
4.250%, 12/20/2019	3,858	3,835
Allison Transmission
3.750%, 08/23/2019	4,226	4,205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alpha Natural Resources, Term Loan B
3.500%, 05/22/2020	$2,230	$2,109
AMC Entertainment, Term Loan
3.500%, 04/30/2020	1,995	1,984
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	2,239	2,216
American Renal Holdings, Term Loan
4.500%, 08/20/2019	1,333	1,323
American Rock Salt, Term Loan
8.500%, 03/20/2020	1,310	1,303
Amsurg, Cov-Lite, Term Loan
3.750%, 07/08/2021	1,722	1,720
Applied Systems, Term Loan, 1st Lien
4.250%, 01/25/2021	3,294	3,285
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,775	1,786
Aramark US
3.250%, 07/26/2016	27	27
Aramark, 1st Lien
3.250%, 02/24/2021	5,113	5,053
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	998	992
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	3,600	3,609
Aricent, Term Loan, 2nd Lien
9.500%, 04/14/2022	1,918	1,913
Asurion, LLC, Term Loan
4.500%, 05/24/2019	2,283	2,289
Asurion, LLC, Term Loan B
3.500%, 06/19/2020	1,015	1,012
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	2,100	2,165
Atlas Energy, L.P., Term Loan B
6.500%, 07/31/2019	380	384
Atlas Energy, Term Loan B
6.500%, 07/31/2019	829	838
August LuxUK Holdings, Term Loan B2, 1st Lien
0.000%, 04/27/2018 (C)	585	588
August US Holdings, Term Loan B2, 1st Lien
0.000%, 04/27/2018 (C)	450	453
Avaya, Term Loan B-3
4.734%, 10/26/2017	804	778
Bally Technologies, 1st Lien
4.250%, 11/25/2020	2,347	2,343
Bass Pro Group LLC, Term Loan B
3.750%, 11/20/2019	2,836	2,823
Berry Plastics
3.500%, 02/08/2020	1,975	1,937
Berry Plastics, Term Loan D
3.500%, 02/08/2020	5	5
Biomet
3.733%, 07/25/2017	2,163	2,159
3.655%, 07/25/2017	1,927	1,923
3.650%, 07/25/2017	39	39
BJ’s Wholesale Club
4.500%, 09/26/2019	4,211	4,186

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Booz Allen Hamiliton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	$1,643	$1,641
Boyd Acquisition
4.250%, 11/20/2017	905	902
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	3,871	3,842
Brickman Group Holdings, Term Loan, 1st Lien
4.000%, 12/18/2020	3,483	3,423
Bright Horizons Family Solutions LLC, Term Loan
5.250%, 01/30/2020	—	—
3.750%, 01/30/2020	346	343
Britax Childcare, Cov-Lite
4.500%, 10/15/2020	620	527
Calpine
4.000%, 04/01/2018	1,283	1,282
CCM Merger
4.500%, 07/30/2021	2,069	2,064
CDW, Term Loan
3.250%, 04/29/2020	1,980	1,954
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	978	984
Cequel Communications
3.500%, 02/14/2019	6	6
3.500%, 02/10/2019	2,403	2,388
Ceramtec Acquisition, Initial Dollar
4.250%, 08/30/2020	73	73
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	224	224
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	739	737
Charter Communication Operating LLC, Term Loan E
3.000%, 07/01/2020	3,052	3,000
Charter Communication Operating, Term Loan
0.000%, 09/15/2021 (C)	2,030	2,042
Chief Exploration
7.500%, 05/16/2021	2,200	2,211
Community Health Services, Term Loan D, 1st Lien
4.250%, 01/27/2021	2,614	2,619
Community Health Systems, Term Loan B
3.497%, 01/25/2017	94	94
3.478%, 01/25/2017	140	140
ConvaTec Dollar
4.000%, 12/22/2016	1,173	1,169
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,324	4,309
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	3,117	3,123
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 08/05/2019	1,000	1,011
Dealertrack, Cov-Lite, Term Loan B, 1st Lien
3.500%, 02/28/2021	1,479	1,464
Dex Media West, Term Loan
8.000%, 12/30/2016	2,136	2,044

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Digital Globe
3.750%, 01/25/2020	$741	$737
Dunkin’ Brands, Term Loan
3.250%, 02/05/2021	4,649	4,573
EFS Cogen, Term Loan B, 1st Lien
3.750%, 12/17/2020	1,791	1,787
Emerald Performance Materials, LLC, Term Loan, 1st Lien
0.071%, 07/23/2021	824	820
Emergency Medical Services
4.000%, 05/25/2018	78	78
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	377	376
4.000%, 05/25/2018	769	767
Endurance International, 1st Lien
5.000%, 11/09/2019	2,869	2,869
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/15/2019	5,322	5,205
Energy Transfer Equity, Term Loan B, 1st Lien
3.250%, 12/02/2019	5,485	5,408
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	3,000	2,961
Entravision Communications, Term Loan B
3.500%, 05/31/2020	1,304	1,281
EP Energy LLC, Term Loan, Tranche 1
4.500%, 04/30/2019	188	188
EP Energy, Term Loan B
3.500%, 05/24/2018	1,213	1,202
Epicor, Cov-Lite, 1st Lien
4.000%, 05/16/2018	2,336	2,323
Equinox Fitness Clubs, Term Loan B
4.250%, 01/31/2020	1,481	1,474
Evergreen Skills
4.500%, 04/28/2021	1,389	1,361
Evergreen Skills, Term Loan, 1st Lien
4.500%, 04/28/2021	3,230	3,165
Eze Castle, Term Loan, 1st Lien
4.000%, 04/06/2020	521	517
Fibertech Networks, LLC, Term Loan B
4.000%, 11/30/2016	2,394	2,385
First Data, Term Loan, 1st Lien
3.660%, 03/23/2018	3,936	3,892
Firth Rixson Ltd., Term Loan B
4.250%, 06/30/2017	2,193	2,188
Flash Dutch, Term Loan B
4.000%, 02/01/2020	5	5
Fortescue Metals Group, Ltd., 1st Lien
3.750%, 06/30/2019	1,289	1,283
Four Seasons Holdings, Term Loan
3.500%, 06/27/2020	1,343	1,330
Freescale Semiconductor
5.000%, 02/13/2020	4,320	4,303

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Generac Power Systems, Term Loan B
3.250%, 05/30/2018	$1,545	$1,527
Genesys Telecom
4.000%, 02/08/2020	2,049	2,031
Genpact International, Term Loan B
3.500%, 08/17/2019	1,971	1,963
GNC, Term Loan, 1st Lien
3.250%, 03/02/2018	4,952	4,888
GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.750%, 05/13/2021	1,200	1,196
Gray Television, Cov-Lite, Term B, 1st Lien
3.750%, 06/10/2021	710	706
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien
4.500%, 11/13/2020	1,741	1,737
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.155%, 02/27/2021	3,747	3,718
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	1,822	1,820
Harbor Freight Tools, Term Loan
4.750%, 07/26/2019	3,707	3,705
Harron Communications, Term Loan B
3.500%, 10/06/2017	530	526
HCA, Term Loan
2.905%, 03/31/2017	299	298
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	2,348	2,332
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	66	66
Houghton International, Term Loan
4.000%, 12/20/2019	246	244
HUB International, Ltd., Term Loan B, 1st Lien
4.250%, 10/02/2020	6,062	6,014
Hudson’s Bay, Cov-Lite, Term Loan B, 1st Lien
4.750%, 11/04/2020	3,250	3,272
Hudson’s Bay, Term Loan, 1st Lien
4.750%, 11/04/2020	1,375	1,384
Husky Injection Molding
4.250%, 06/10/2021	680	677
Ikaria, 2nd Lien
8.750%, 02/14/2022	540	546
Ikaria, Cov-Lite, 1st Lien
5.000%, 02/12/2021	755	757
IMS Health
3.500%, 03/17/2021	2,058	2,031
Ineos Holdings Limited, Cov-Lite
3.750%, 05/04/2018	1,510	1,499
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	3,895	3,861
Information Resources, Cov-Lite, Tranche 4
4.750%, 09/30/2020	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Jackson Holdings, Term Loan
3.750%, 06/30/2019	$1,678	$1,669
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	3,204	3,212
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	265	264
ION Trading Technologies, Term Loan, 1st Lien
7.250%, 06/10/2021	602	600
ION Trading Technologies, Term Loan, 2nd Lien
7.250%, 06/10/2022	2,420	2,417
Ipreo Holdings, LLC, Term Loan B, 1st Lien
4.250%, 07/16/2021	1,687	1,674
J. Crew Group, 1st Lien
4.000%, 03/05/2021	3,506	3,435
J. Crew Group, Term Loan B
4.000%, 03/05/2021	149	146
Kronos, Incremental Term Loan
4.500%, 10/30/2019	4,190	4,189
Language Line, Term Loan B
6.250%, 06/20/2016	6,086	6,079
Lee Enterprises
7.250%, 03/31/2019	477	478
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	1,994	2,001
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	3,349	3,326
Level 3 Communications, Term Loan
4.000%, 08/01/2019	2,000	1,990
Level 3 Communications, Term Loan B
4.000%, 01/15/2020	1,500	1,493
Light Tower Fiber, LLC
4.000%, 04/13/2020	1,985	1,973
Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	633	636
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,733	1,716
MacDermid, Term Loan
4.000%, 06/05/2020	1,985	1,976
Media General, Delayed Term Loan
4.250%, 07/31/2020	928	930
Mediacom Communications, Term Loan H
3.250%, 01/29/2021	3,126	3,068
MEG Energy
3.750%, 03/21/2020	634	632
Merlin Entertainment Group, Term Loan B1, 1st Lien
3.401%, 06/28/2019	1,094	1,091
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	412	409
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	1,170	1,161

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Michaels Stores
3.750%, 01/24/2020	$1,493	$1,476
Michaels Stores, Term Loan
3.750%, 01/28/2020	488	482
Michaels Stores, Term Loan B
3.750%, 01/28/2020	488	482
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	4,758	4,763
Minimax GmbH, Term Loan B
4.500%, 08/14/2020	3,785	3,783
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.484%, 06/15/2018	2,233	2,222
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,540	1,538
MTL Publishing, Term Loan B
3.750%, 06/29/2018	2,842	2,819
Navistar International, Term Loan
5.750%, 08/17/2017	1,383	1,395
NCI Building Systems, Term Loan
4.250%, 06/24/2019	1,624	1,615
Nelson Education, Term Loan B-1
5.250%, 07/03/2014 (D)	730	604
Numericable, Term Loan B, 1st Lien
4.500%, 04/23/2020	1,752	1,757
NXP, Cov-Lite, Term Loan D, 1st Lien
3.750%, 01/11/2020	1,970	1,951
Ocwen Financial, Term Loan
5.000%, 02/15/2018	735	726
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	5,516	5,515
OXEA, Term Loan
4.250%, 12/06/2019	2,501	2,492
OXEA, Term Loan B, Tranche 1
4.250%, 01/15/2020	6	6
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	3,970	3,943
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	1,481	1,476
Pilot Travel Centers, LLC, Term Loan Tranche B
4.250%, 08/07/2019	983	985
Pinnacle Foods Group, LLC
3.250%, 04/29/2020	498	492
Pinnacle Foods Group, LLC, Term Loan G, 3rd Lien
3.250%, 04/29/2020	1	1
Pinnacle Foods Group, LLC, Term Loan H
3.250%, 04/29/2020	1,313	1,297
Post Holdings, Term Loan B, 1st Lien
3.750%, 06/02/2021	1,000	999

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Progressive Waste Solutions, Term Loan B
3.000%, 10/24/2019	$5,650	$5,653
Proquest, Term Loan B
6.000%, 04/13/2018	489	489
PVH, Term Loan B, 2012 Bank Loan, Tranche 1
3.250%, 02/13/2020	399	401
Quintiles Transnational, Term Loan B3, 1st Lien
3.750%, 06/08/2018	3,497	3,466
RE/MAX International, Term Loan
4.000%, 07/31/2020	2,652	2,639
Realogy, Extended Synthetic Term Loan
0.018%, 10/10/2016	62	62
Redtop Acquisitions, Ltd., 1st Lien
4.500%, 12/03/2020	622	621
Redtop Acquisitions, Ltd., 2nd Lien
8.250%, 06/03/2021	522	533
Rexnord, LLC, Term B
4.000%, 08/21/2020	1,720	1,708
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	4,548	4,516
Rite Aid
3.500%, 02/21/2020	1,489	1,480
Ruby Western Pipeline
3.500%, 03/22/2020	777	772
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	113	113
Ryman Hospitality Properties, Cov-Lite, Term Loan
3.750%, 01/05/2021	530	530
Salem Communications, Term Loan B
4.500%, 03/12/2020	1,445	1,434
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 01/02/2020	1,068	1,069
Schaeffler Finance, Term Loan E
3.750%, 05/12/2020	1,225	1,222
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	3,963	3,892
Seaworld
3.000%, 05/14/2020	2,731	2,602
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/14/2020	743	732
Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	3,138	3,133
Shield Finance, Term Loan B
5.000%, 01/29/2021	1,800	1,802
Sinclair Television Group, Term Loan B1, 1st Lien
0.000%, 07/22/2021 (C)	2,321	2,316
Skillsoft, Cov-Lite, Term Loan, 2nd Lien
7.750%, 04/28/2022	3,095	3,023

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Smart & Final, Cov-Lite, Term Loan
4.750%, 11/08/2019	$985	$982
Smart Technologies, Term Loan
10.500%, 01/31/2018	135	137
Sprouts Farmers Markets LLC, Term Loan
4.000%, 04/23/2020	892	891
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	844	835
STHI Holdings, Term Loan, 1st Lien
4.500%, 07/30/2021	1,071	1,068
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	1,670	1,666
Surgical Care Affiliates, LLC, Term Loan
4.000%, 06/29/2018	1,114	1,110
Surgical Care Affiliates, LLC, Term Loan B
4.234%, 12/29/2017	1,375	1,372
Syncreon Holdings, Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,768	4,733
Syniverse Holdings, Term Loan
4.000%, 04/23/2019	1,212	1,200
Teine Energy Ltd., Term Loan B
7.500%, 05/17/2019	1,646	1,650
Telesat Canada, Term Loan B
3.500%, 03/28/2019	395	391
Templar Energy
8.000%, 11/25/2020	162	159
Templar Energy, Cov-Lite, 2nd Lien
8.000%, 11/25/2020	3,818	3,741
Texas Competitive
6.590%, 10/10/2017	108	83
Texas Competitive, Extended Term Loan
4.652%, 10/10/2017	3,756	2,905
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	3,970	3,937
The Pantry, Term Loan B
4.750%, 08/03/2019	983	981
TI Automotive Ltd., Term Loan B
5.500%, 03/27/2019	999	997
TI Group Automotive Systems, LLC, Term Loan B, 1st Lien
4.250%, 07/01/2021	4,663	4,651
Trans Union, LLC, Term Loan, 1st Lien
4.000%, 04/09/2021	6,000	5,973
TransDigm
3.750%, 02/25/2020	3,961	3,934
TransDigm, Term Loan D, 1st Lien
3.750%, 05/21/2021	1,023	1,016
Travelport, Term Loan
6.250%, 06/21/2019	1,504	1,527
Tribune, Term Loan B, 1st Lien
4.000%, 12/27/2020	3,965	3,957

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tribune, Term Loan, 1st Lien
5.750%, 07/07/2021	$1,910	$1,886
Tronox, Term Loan B
4.500%, 02/03/2018	531	530
4.000%, 02/08/2018	458	457
True Religion Apparel, Term Loan
5.875%, 07/30/2019	662	609
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	693	638
TWCC Holding Weather Channel, Term Loan B
3.500%, 02/13/2017	1,734	1,711
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	973	972
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020	1,582	1,572
Univision, Term Loan
4.000%, 03/01/2020	2,424	2,407
UPC Finance Partnership
3.250%, 06/30/2021	1,000	982
Valeant Pharmaceuticals International, Term Loan E
3.750%, 06/26/2020	1,592	1,587
Valeant Pharmaceuticals, Term Loan
3.750%, 02/13/2019	146	146
3.750%, 12/11/2019	1,274	1,270
Vantiv, LLC, Term Loan B, 1st Lien
3.750%, 06/11/2021	1,430	1,429
Verint Systems, Term Loan B, 1st Lien
3.500%, 09/06/2019	2,524	2,514
Virgin Media Investment Company, Term Loan B
3.500%, 06/07/2020	3,800	3,747
VWR Funding, 1st Lien
3.995%, 04/03/2017	1,949	1,938
Walter Energy, Term Loan B
7.250%, 04/02/2018	2,477	2,350
Warner Music Group, Term Loan
3.750%, 07/01/2020	4,538	4,419
Waste Industries USA, Term Loan B
4.250%, 03/16/2017	1,362	1,356
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,902	2,886
Weight Watchers International
3.750%, 04/02/2020	2,240	1,760
West, Term Loan
3.250%, 06/30/2018	861	852
Western Refining
4.250%, 11/12/2020	1,345	1,341
Wide Open West Finance
4.750%, 03/26/2019	713	715
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/24/2019	3,985	3,932
Windstream, Term Loan B4
3.500%, 01/23/2020	2,884	2,870

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zayo Group, Term Loan B
4.000%, 07/02/2019	$5,445	$5,422
Ziggo, Term Loan B1, 1st Lien
3.250%, 01/15/2022	862	826
0.000%, 01/15/2022 (G)	967	—
0.000%, 01/17/2022 (G)	98	2
Ziggo, Term Loan B2, 1st Lien
3.250%, 01/15/2022	541	530

Total Loan Participations (Cost $475,169) ($ Thousands)		473,506

ASSET-BACKED SECURITIES — 23.7%

Automotive — 5.5%
AFIN, Ser 2013-3, Cl A1A
0.800%, 11/20/2015	525	525
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	132	132
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	285	286
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	95	96
Ally Auto Receivables Trust, Ser 2011-2, Cl A4
1.980%, 04/15/2016	1,229	1,234
Ally Auto Receivables Trust, Ser 2011-5, Cl A3
0.990%, 11/16/2015	9	8
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	1,075	1,075
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	450	450
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	4,000	4,004
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	131	131
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	375	374
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	1,125	1,126
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.855%, 06/15/2017 (A)	289	290
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	620	623
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.605%, 02/15/2018 (A)	225	225
Ally Master Owner Trust, Ser 2013-2, Cl A
0.605%, 04/15/2018 (A)	400	401
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (A)	875	877

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	$32	$32
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	269	270
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	137	137
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	236	237
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	403	403
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/2016	585	585
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	115	115
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	74	74
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	237	237
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	310	310
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	559	559
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,150	1,174
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.539%, 03/08/2017 (A)	239	239
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A2
0.570%, 07/10/2017	5,000	4,997
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.705%, 03/15/2020 (A) (B)	183	183
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.455%, 01/15/2021 (A) (B)	476	476
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	265	265

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	$77	$77
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	—	—
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 11/27/2017	2,000	2,001
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	3,000	3,005
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,502
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.536%, 03/21/2016 (A)	750	751
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	655	656
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,500	3,515
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	152
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	19	19
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	60	60
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	56
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	14	14
CarMax Auto Owner Trust, Ser 2013-3, Cl A2
0.590%, 08/15/2016	249	249
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	19	19
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.906%, 11/07/2023 (A) (B)	164	165
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.609%, 05/07/2024 (A) (B)	1,345	1,347
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.606%, 01/07/2025 (A) (B)	957	958
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.579%, 03/07/2026 (A) (B)	650	650
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	350	351
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	592	595
CPS Auto Receivables Trust, Ser 2014-A, Cl A

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.210%, 08/15/2018 (B)	$310	$309
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl B
3.960%, 09/15/2019 (B)	192	193
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (B)	186	187
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	465	468
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	690	691
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (B)	290	290
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	173	173
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	106	106
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	841	841
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	626	629
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	295	295
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	104	104
Fifth Third Auto, Ser 2013-A, Cl A3
0.880%, 10/16/2017	555	557
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	184	185
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	65	65
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	256	257
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	264	264
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	500	500
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.350%, 12/15/2016	2,782	2,793
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	19	19
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	950	969
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	178

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	$1,000	$1,032
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	2,112	2,114
Ford Credit Auto Owner Trust, Ser 2013-C, Cl A2
0.550%, 04/15/2016	—	—
Ford Credit Auto Owner Trust, Ser 2014-A, Cl A2
0.480%, 11/15/2016	546	547
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	1,280	1,304
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (A)	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.625%, 09/15/2018 (A)	425	426
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	135
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.726%, 02/20/2017 (A)	840	841
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	91	91
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	300	300
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.703%, 12/10/2027 (A) (B)	3,000	3,005
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.557%, 04/10/2028 (A) (B)	2,000	2,000
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	99	100
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	5,000	5,000
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (B)	350	352
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	96	96
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (B)	263	263
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (B)	300	300
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/2016 (B)	385	385

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	$70	$71
Hyundai Auto Receivables Trust, Ser 2011-B, Cl B
2.270%, 02/15/2017	130	131
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	21	21
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A2
0.400%, 12/15/2015	31	31
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	5,000	5,022
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	6,000	6,033
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	990	990
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	660	660
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	2,543	2,544
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
0.610%, 12/17/2018	845	845
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.425%, 11/15/2016 (A) (B)	150	150
Motor PLC, Ser 2013-1, Cl A1
0.655%, 02/25/2021 (A) (B)	136	136
Nissan Auto Lease Trust, Ser 2012-B, Cl A3
0.580%, 11/16/2015	—	—
Nissan Auto Lease Trust, Ser 2013-B, Cl A2B
0.425%, 01/15/2016 (A)	—	—
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	459	460
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	529	529
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	1	1
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	585	585
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.520%, 04/15/2016	438	438
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.625%, 05/15/2017 (A)	3,175	3,181
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	52	52

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	$390	$391
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	266	267
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	416	416
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	131	132
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	785	815
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A3
1.040%, 08/15/2016	147	148
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	1,000	1,005
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	68	68
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	311	311
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.535%, 04/17/2017 (A)	311	311
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	292	293
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	38	38
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	620	619
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	70	70
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	175	175
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	334	335
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	1,866	1,869
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.420%, 07/20/2016	$699	$698
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	405	404
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	3,217	3,225
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	605	605
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	1,682	1,685
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	2,305	2,299
World Omni Auto Receivables Trust, Ser 2011-A, Cl A4
1.910%, 04/15/2016	335	336
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	25	25
World Omni Auto Receivables Trust, Ser 2013-A, Cl A2
0.430%, 05/16/2016	—	—
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	9	9
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.472%, 05/16/2016 (A)	144	144
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.502%, 02/15/2018 (A) (B)	105	105

		106,529

Credit Cards — 5.0%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.325%, 04/17/2017 (A)	4,250	4,250
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	100	100
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.572%, 02/16/2021 (A)	310	311
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	305
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.525%, 12/15/2021 (A)	5,000	5,003
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	4,500	4,497

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BA Credit Card Trust, Ser 2014-A1, Cl A
0.535%, 06/15/2021 (A)	$5,000	$4,999
BA Credit Card Trust, Ser 2014-A2, Cl A
0.425%, 09/16/2019 (A)	5,000	5,002
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.515%, 12/16/2019 (A)	525	526
Cabela’s Master Credit Card Trust, Ser 2011-4A, Cl A2
0.705%, 10/15/2019 (A) (B)	710	714
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.632%, 06/15/2020 (A) (B)	3,500	3,525
Cabela’s Master Credit Card Trust, Ser 2013-2A, Cl A2
0.805%, 08/16/2021 (A) (B)	210	211
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.505%, 03/16/2020 (A)	2,670	2,668
Cabela’s Master Credit Card Trust, Ser 2014-2, Cl A
0.641%, 07/15/2022 (A)	5,000	5,000
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.195%, 07/15/2020 (A)	6,000	5,954
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.335%, 02/15/2019 (A)	325	325
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	615	614
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.205%, 04/15/2019 (A)	6,000	5,968
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.405%, 04/15/2019 (A)	1,000	995
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	750	752
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	725	726
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.302%, 10/16/2017 (A)	5,000	5,002
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.575%, 07/15/2020 (A)	500	502
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (A)	3,150	3,157
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	735	736
Citibank Credit Card Issuance Trust, Ser 2008-A6, Cl A6
1.356%, 05/22/2017 (A)	6,965	7,017
Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.467%, 11/07/2018 (A)	$730	$731
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.435%, 05/26/2020 (A)	4,000	3,993
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
0.910%, 07/23/2018	500	503
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	990	997
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	665	663
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	1,250	1,250
Discover Card Execution Note Trust, Ser 2010-A2, Cl A2
0.735%, 03/15/2018 (A)	2,000	2,009
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.585%, 07/15/2021 (A)	6,250	6,253
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	705	705
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.525%, 11/15/2019 (A)	4,000	4,012
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	350	350
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.492%, 07/16/2018 (A)	475	476
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	3,000	3,006
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	260	261
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	125	125
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.586%, 09/15/2018 (A) (B)	490	491
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.471%, 03/15/2019 (A) (B)	860	860
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.855%, 06/15/2017 (A) (B)	250	251
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.583%, 01/22/2018 (A) (B)	450	451

		96,246

Other Asset-Backed Securities — 13.2%
1776 CLO Ltd., Ser 2006-1A, Cl B
0.675%, 05/08/2020 (A) (B)	5,000	4,906
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.855%, 10/25/2035 (A)	1,307	1,305

19	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.495%, 01/25/2035 (A)	$143	$140
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.555%, 08/25/2045 (A)	—	—
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.255%, 09/25/2034 (A)	583	575
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.515%, 10/25/2034 (A)	738	725
Aircraft Lease Securitisation Ltd., Ser 2007-1A, Cl G3
0.419%, 05/10/2032 (A) (B)	2,449	2,400
Airlie CLO, Ser 2006-1A, Cl A2
0.621%, 05/20/2020 (A) (B)	3,750	3,716
Airlie CLO, Ser 2006-1A, Cl B
0.981%, 05/20/2020 (A) (B)	2,000	1,974
Ally Master Owner Trust, Ser 2014-2, Cl A
0.525%, 01/16/2018 (A)	885	886
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,220	1,219
Alterna Funding I LLC, Ser 2014-1A
1.639%, 02/15/2021 (B)	2,000	2,000
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.375%, 01/25/2036 (A)	1,274	1,268
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	749	749
Apidos CDO, Ser 2014-17A, Cl A1A
1.710%, 04/17/2026 (A) (B)	995	994
Apidos CLO XII, Ser 2013-12A, Cl A
1.334%, 04/15/2025 (A) (B)	500	494
Argent Securities, Ser 2006-W2, Cl A2B
0.345%, 03/25/2036 (A)	1,450	785
ARL First LLC, Ser 2012-1A, Cl A1
1.905%, 12/15/2042 (A) (B)	2,461	2,490
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.280%, 03/25/2034 (A)	280	247
Asset-Backed Pass-Through Certificates, Ser 2005-R2, Cl M1
0.605%, 04/25/2035 (A)	580	579
Atrium IX, Ser 2013-9A, Cl A
1.529%, 02/28/2024 (A) (B)	535	531
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.403%, 04/17/2023 (A) (B)	770	769
Avenue CLO III, Ser 2006-3A, Cl A3L

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.984%, 07/20/2018 (A) (B)	$2,000	$1,987
Babson CLO, Ser 2007-1A, Cl A2A
0.449%, 01/18/2021 (A) (B)	2,663	2,637
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.504%, 06/28/2044 (A)	103	104
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.815%, 12/25/2044 (A)	332	332
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.562%, 12/25/2035 (A)	4,099	4,012
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.470%, 08/01/2021 (A) (B)	4,338	4,289
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.475%, 10/25/2035 (A)	567	565
Cent CLO 16, Ser 2014-20A, Cl A
1.714%, 01/25/2026 (A) (B)	1,250	1,246
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/26/2035	897	905
Chatham Light CLO, Ser 2005-2A, Cl A1
0.489%, 08/03/2019 (A) (B)	32	32
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 04/16/2025 (A) (B)	265	261
CNH Equipment Trust, Ser 2011-B, Cl A3
0.910%, 08/15/2016	303	303
CNH Equipment Trust, Ser 2011-C, Cl A3
1.190%, 12/15/2016	65	65
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	157	158
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	27	27
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	32	32
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	148	148
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	530	530
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.755%, 08/15/2019 (A) (B)	425	426
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	613	615
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	241	241

20	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	$1,708	$1,779
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	298	316
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	99	105
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	36	37
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	344	360
Countrywide Asset-Backed Certificates, Ser 2004-13, Cl MV2
0.685%, 05/25/2035 (A)	487	485
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.615%, 09/25/2034 (A)	17	17
Dell Equipment Finance Trust, Ser 2014-1, Cl A2
0.640%, 07/22/2016 (B)	3,000	3,000
Dryden Senior Loan Fund, Ser 2014-31A, Cl A
1.584%, 04/18/2026 (A) (B)	1,215	1,207
Eagle Creek CLO, Ser 2006-1A, Cl B
1.138%, 02/28/2018 (A) (B)	2,000	1,993
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
1.995%, 08/25/2034 (A)	926	927
First Frankin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.645%, 09/25/2035 (A)	5,500	5,030
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF1, Cl 2A3
0.395%, 01/25/2036 (A)	838	828
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.405%, 06/25/2036 (A)	16,473	253
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.395%, 09/25/2026 (A)	291	130
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.415%, 12/25/2026 (A)	93	52
Gale Force CLO, Ser 2007-3A, Cl A1
0.474%, 04/19/2021 (A) (B)	2,160	2,147
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.536%, 07/20/2019 (A)	1,190	1,190
GE Equipment Midticket LLC, Ser 2011-1, Cl A3
1.000%, 08/24/2015	—	—
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	45	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	$144	$144
GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (B)	100	100
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	615	616
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	27	27
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	3,316	3,319
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.533%, 07/17/2023 (A) (B)	750	749
GSAMP Trust, Ser 2005-WMC2, Cl A2C
0.505%, 11/25/2035 (A)	1,632	1,583
GSAMP Trust, Ser 2006-HE2, Cl A2
0.335%, 03/25/2046 (A)	1,286	1,240
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.325%, 01/25/2037 (A)	4,409	3,512
Halcyon Structured Asset Management Long Secured, Ser 2007-1A, Cl B
0.687%, 08/07/2021 (A) (B)	5,000	4,899
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	4,774	4,758
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl C2
3.960%, 10/15/2045 (B)	1,200	1,219
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl D2
4.940%, 10/15/2045 (B)	2,100	2,146
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl C2
2.487%, 01/16/2046 (B)	1,000	1,003
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl B2
1.495%, 05/16/2044 (B)	1,021	1,021
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl D2
2.388%, 05/16/2044 (B)	950	950
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl DT1
2.286%, 01/17/2045 (B)	1,860	1,861
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,732	6,215
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.346%, 07/20/2036 (A)	5,101	5,049

21	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.445%, 11/25/2035 (A)	$1,649	$1,534
Indymac Residential Asset-Backed Trust, Ser 2005-C, Cl AII3
0.525%, 10/25/2035 (A)	2,900	2,777
ING IM CLO, Ser 2012-1RA, Cl A2R
2.081%, 03/14/2022 (A) (B)	600	595
ING IM CLO, Ser 2013-1A, Cl A1
1.374%, 04/15/2024 (A) (B)	3,555	3,506
ING IM CLO, Ser 2014-1RA, Cl A1R
1.431%, 03/14/2022 (A) (B)	1,000	999
ING Investment Management, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	970	970
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	103	103
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FLD1, Cl M2
0.890%, 07/25/2035 (A)	442	439
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.285%, 11/25/2036 (A)	394	392
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	295	295
Latitude CLO I, Ser 2005-1A, Cl B1
1.131%, 12/15/2017 (A) (B)	3,000	2,992
LCM V, Ser 2007-5A, Cl B
0.610%, 03/21/2019 (A) (B)	2,250	2,184
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	1,651	1,739
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	270	289
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	451	494
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.425%, 02/25/2036 (A) (B)	292	253
Limerock CLO, Ser 2014-2A, Cl A
1.734%, 04/18/2026 (A) (B)	850	850
Magnetite IX, Ser 2014-9A, Cl A1
1.700%, 07/25/2026 (A) (B)	940	939
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.202%, 08/25/2033 (A)	93	93
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	4,178	4,255
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.830%, 05/25/2035 (A)	$1,175	$1,174
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.315%, 11/25/2036 (A)	888	598
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.375%, 11/25/2036 (A)	71	48
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.255%, 10/25/2036 (A)	3,676	2,312
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.365%, 10/25/2036 (A)	2,191	1,400
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.355%, 08/25/2036 (A)	351	344
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,403	1,505
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/2016 (B)	429	430
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,010	1,008
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.475%, 11/25/2035 (A)	4,811	4,688
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.785%, 03/25/2035 (A)	4,964	4,905
Morgan Stanley ABS Capital I, Ser 2005-WMC5, Cl M3
0.890%, 06/25/2035 (A)	129	128
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.255%, 10/25/2036 (A)	3,166	1,971
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.580%, 02/25/2033 (A)	55	52
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.155%, 04/25/2033 (A)	53	51
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.430%, 09/25/2036 (A)	3,145	2,778
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.465%, 03/27/2023 (A)	3,000	3,000
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.704%, 04/15/2026 (A) (B)	625	624
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.405%, 12/25/2035 (A)	3,336	3,260
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	55	55
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.354%, 06/02/2025 (A) (B)	3,553	3,497
NOB Hill CLO, Ser 2006-1A, Cl C

22	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.034%, 08/15/2018 (A) (B)	$3,600	$3,552
Northwoods Capital VII, Ser 2006-7A, Cl A3
0.472%, 10/22/2021 (A) (B)	828	827
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/2027 (B)	2,430	2,430
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.346%, 07/17/2025 (A) (B)	300	296
Octagon Investment Partners XX, Ser 2014-1A, Cl A
1.675%, 08/12/2026 (A) (B)	3,230	3,230
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.348%, 04/20/2025 (A) (B)	200	197
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.154%, 04/20/2021 (A) (B)	205	205
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.655%, 02/25/2035 (A)	430	424
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.365%, 12/25/2035 (A)	1,272	1,262
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.255%, 02/25/2037 (A)	616	373
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	708	750
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	95	100
Ownit Mortgage Loan Trust, Ser 2006-3, Cl A2C
0.325%, 03/25/2037 (A)	5,387	5,125
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	2,785	2,803
Popular ABS Mortgage Pass-Through Trust, Ser 2005-3, Cl AF4
4.713%, 07/25/2035 (A)	671	678
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M1
0.635%, 08/25/2035 (A)	1,156	1,155
Race Point CLO, Ser 2014-6RA, Cl BR
2.384%, 05/24/2023 (A) (B)	725	725
Race Point IV CLO, Ser 2007-4A, Cl A1A
0.440%, 08/01/2021 (A) (B)	2,318	2,300
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.475%, 01/25/2036 (A)	2,800	2,766
SACO I, Ser 2005-9, Cl A1
0.655%, 12/25/2035 (A)	1,476	1,393
SACO I, Ser 2005-WM3, Cl A1
0.675%, 09/25/2035 (A)	868	830
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.939%, 12/25/2033	$398	$404
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.305%, 09/25/2036 (A)	1,750	1,634
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.305%, 09/25/2036 (A)	4,578	2,337
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.285%, 05/25/2037 (A)	1,184	846
Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.305%, 12/25/2036 (A)	2,737	1,560
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	2,173	2,196
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	3,864	3,874
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	2,842	2,837
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.005%, 12/16/2024 (A) (B)	51	51
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.455%, 05/26/2020 (A)	5,000	4,996
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.656%, 02/25/2021 (A)	4,000	4,016
SLM Student Loan Trust, Ser 2014-1, Cl A1
0.432%, 05/28/2019 (A)	2,392	2,392
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.536%, 07/26/2021 (A)	2,000	2,001
SLM Student Loan Trust, Ser 2014-2, Cl A1
0.405%, 07/25/2019 (A)	3,481	3,480
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.625%, 03/25/2036 (A)	3,458	2,989
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.455%, 11/25/2035 (A)	428	424
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.585%, 03/25/2036 (A)	3,529	3,452
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	725	725
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.335%, 04/25/2036 (A)	1,048	934
Structured Asset Securities, Ser 2006-GEL3, Cl A2
0.385%, 07/25/2036 (A) (B)	1,473	1,463

23	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2006-WF1, Cl A1
0.305%, 02/25/2036 (A)	$305	$301
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.465%, 09/25/2036 (A)	1,820	1,606
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.285%, 02/25/2037 (A)	5,370	4,611
Symphony CLO V, Ser 2007-5A, Cl A1
0.984%, 01/15/2024 (A) (B)	1,750	1,731
Symphony CLO, Ser 2007-3A, Cl A1A
0.464%, 05/15/2019 (A) (B)	2,644	2,624
Trimaran CLO VII, Ser 2007-1A, Cl A2L
0.601%, 06/15/2021 (A) (B)	2,000	1,930
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A2
0.530%, 11/16/2015 (B)	182	182
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	290	290

		254,812

Total Asset-Backed Securities (Cost $450,797) ($ Thousands)		457,587

CORPORATE OBLIGATIONS — 8.3%

Consumer Discretionary — 1.2%
American Honda Finance MTN
0.404%, 07/14/2017 (A)	1,000	1,001
AutoZone
1.300%, 01/13/2017	950	953
Cedar Fair
5.250%, 03/15/2021	1,000	1,015
Comcast
5.850%, 11/15/2015	325	345
CVS Caremark
1.200%, 12/05/2016	490	492
Daimler Finance North America LLC
1.375%, 08/01/2017 (B)	625	625
Ford Motor Credit LLC
1.724%, 12/06/2017	500	499
1.060%, 03/12/2019 (A)	500	503
Hyundai Capital America
1.875%, 08/09/2016 (B)	200	203
1.625%, 10/02/2015 (B)	35	35
MGM Resorts International
6.625%, 12/15/2021	2,250	2,503
NBCUniversal Enterprise
0.919%, 04/15/2018 (A) (B)	400	404
Newell Rubbermaid
2.000%, 06/15/2015	125	126
Sirius XM Radio
5.875%, 10/01/2020 (B)	4,000	4,180
4.250%, 05/15/2020 (B)	1,000	980
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	2,025
Thomson Reuters
0.875%, 05/23/2016	400	400
Time Warner Cable
5.850%, 05/01/2017	350	391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
1.125%, 05/16/2017	$900	$899
TRW Automotive
7.250%, 03/15/2017 (B)	560	627
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	500	499
Volkswagen International Finance
0.671%, 11/18/2016 (A) (B)	500	502
Whirlpool
1.350%, 03/01/2017	575	575
William Carter
5.250%, 08/15/2021	2,615	2,733

		22,515

Consumer Staples — 0.5%
Anheuser-Busch InBev Finance
0.640%, 02/01/2019 (A)	1,000	1,001
BAT International Finance
1.400%, 06/05/2015 (B)	460	463
Coca-Cola Enterprises
2.125%, 09/15/2015	325	330
Elizabeth Arden
7.375%, 03/15/2021	2,918	2,736
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	303
Fresenius US Finance II
4.250%, 02/01/2021 (B)	1,000	1,027
General Mills
0.534%, 01/29/2016 (A)	300	300
Heineken
0.800%, 10/01/2015 (B)	75	75
Kroger
0.763%, 10/17/2016 (A)	1,000	1,002
Mondelez International
0.760%, 02/01/2019 (A)	1,000	1,001
PepsiCo
0.437%, 02/26/2016 (A)	300	301
President and Fellows of Harvard College
6.300%, 10/01/2037	595	648
Reynolds American
1.050%, 10/30/2015	50	50
SABMiller Holdings
0.930%, 08/01/2018 (A) (B)	600	605
Sutter Health
1.090%, 08/15/2053	525	520

		10,362

Energy — 0.9%
Atlas Pipeline Partners
4.750%, 11/15/2021	400	387
Atwood Oceanics
6.500%, 02/01/2020	2,000	2,120
BP Capital Markets
0.864%, 09/26/2018 (A)	850	857
0.743%, 05/10/2018 (A)	400	402
Canadian Natural Resources
5.700%, 05/15/2017	150	167
CITGO Petroleum
6.250%, 08/15/2022 (B)	889	934
Devon Energy
0.771%, 12/15/2016 (A)	1,000	1,006
Enbridge
0.684%, 06/02/2017 (A)	900	904

24	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy Transfer Equity
7.500%, 10/15/2020	$500	$579
Gibson Energy
6.750%, 07/15/2021 (B)	948	1,024
Hess
1.300%, 06/15/2017	510	510
Petrobras Global Finance
1.852%, 05/20/2016 (A)	500	500
PVR Partners Penn Virginia
6.500%, 05/15/2021	1,000	1,077
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022 (B)	3,000	3,255
5.625%, 02/01/2021	1,400	1,477
Statoil
0.694%, 11/08/2018 (A)	800	805
Total Capital International
0.803%, 08/10/2018 (A)	400	404
TransCanada PipeLines
0.750%, 01/15/2016	250	250

		16,658

Financials — 2.9%
Abbey National Treasury Services
0.740%, 03/13/2017 (A)	850	851
ABN AMRO Bank
1.035%, 10/28/2016 (A) (B)	550	555
American Express Credit MTN
1.125%, 06/05/2017	1,300	1,295
American Honda Finance
0.732%, 10/07/2016 (A)	170	171
0.610%, 05/26/2016 (A) (B)	300	301
Australia & New Zealand Banking Group
0.794%, 05/15/2018 (A)	250	251
0.614%, 01/10/2017 (A) (B)	500	501
Bank of America MTN
1.700%, 08/25/2017	800	801
1.350%, 11/21/2016	800	803
1.274%, 01/15/2019 (A)	700	716
Bank of Montreal
1.300%, 07/14/2017	700	700
0.834%, 04/09/2018 (A)	350	353
0.754%, 07/15/2016 (A)	175	176
Bank of New York Mellon MTN
0.670%, 03/06/2018 (A)	325	326
0.457%, 03/04/2016 (A)	450	451
Bank of Nova Scotia
1.300%, 07/21/2017	600	600
0.950%, 03/15/2016	400	402
0.754%, 07/15/2016 (A)	550	554
Bank of Tokyo-Mitsubishi UFJ
0.841%, 09/09/2016 (A) (B)	500	503
Barclays Bank MTN
6.050%, 12/04/2017 (B)	575	647
0.811%, 02/17/2017 (A)	850	854
BB&T MTN
1.091%, 06/15/2018 (A)	265	270
0.900%, 02/01/2019 (A)	500	505
BNP Paribas MTN
0.820%, 12/12/2016 (A)	1,350	1,355
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,278	2,386
BPCE MTN
1.083%, 02/10/2017 (A)	1,000	1,010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Branch Banking & Trust
1.350%, 10/01/2017	$450	$449
Canadian Imperial Bank of Commerce
0.754%, 07/18/2016 (A)	700	704
Capital One Bank USA
1.300%, 06/05/2017	850	849
1.150%, 11/21/2016	500	501
Citigroup
1.550%, 08/14/2017	500	499
1.003%, 04/08/2019 (A)	650	652
0.904%, 11/15/2016 (A)	500	502
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.711%, 03/18/2016 (A)	400	402
Credit Agricole
1.082%, 10/03/2016 (A) (B)	700	707
Credit Suisse NY MTN
1.375%, 05/26/2017	850	849
Daimler Finance North America LLC
1.100%, 08/01/2018 (A) (B)	300	305
Deutsche Bank
1.350%, 05/30/2017	1,000	998
Fifth Third Bank
1.350%, 06/01/2017	1,500	1,501
General Electric Capital
0.941%, 04/02/2018 (A)	275	279
Goldman Sachs Group MTN
1.436%, 04/30/2018 (A)	725	738
1.334%, 11/15/2018 (A)	750	765
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	500	523
HSBC Bank
0.874%, 05/15/2018 (A) (B)	200	202
HSBC USA
1.300%, 06/23/2017	1,250	1,256
1.111%, 09/24/2018 (A)	300	305
ING Bank
1.873%, 09/25/2015 (A) (B)	1,000	1,016
International Lease Finance
6.750%, 09/01/2016 (B)	650	711
6.500%, 09/01/2014 (B)	200	200
Intesa Sanpaolo
3.125%, 01/15/2016	200	205
JPMorgan Chase
1.134%, 01/25/2018 (A)	200	204
0.865%, 01/28/2019 (A)	700	705
JPMorgan Chase Capital XXI
1.189%, 02/02/2037 (A)	250	216
Lloyds Bank MTN
4.375%, 01/12/2015 (B)	566	574
Macquarie Group
1.237%, 01/31/2017 (A) (B)	650	655
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	700
0.611%, 01/30/2017 (A)	600	601
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	260	259
0.614%, 04/10/2017 (A) (B)	1,000	1,005

25	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley
5.950%, 12/28/2017	$245	$277
1.485%, 02/25/2016 (A)	350	355
1.083%, 01/24/2019 (A)	650	656
National Rural Utilities Cooperative Finance MTN
0.535%, 11/23/2016 (A)	900	905
New York Life Global Funding
1.125%, 03/01/2017 (B)	600	601
0.583%, 05/23/2016 (A) (B)	300	301
Nissan Motor Acceptance
0.934%, 09/26/2016 (A) (B)	350	352
0.784%, 03/03/2017 (A) (B)	410	411
Nordea Bank
1.250%, 04/04/2017 (B)	750	751
PNC Bank
1.150%, 11/01/2016	600	603
0.800%, 01/28/2016	250	251
Pricoa Global Funding I MTN
1.150%, 11/25/2016 (B)	500	501
0.381%, 05/16/2016 (A) (B)	525	525
Principal Life Global Funding II MTN
1.200%, 05/19/2017 (B)	400	399
1.125%, 02/24/2017 (B)	650	649
Prudential Financial MTN
1.014%, 08/15/2018 (A)	600	606
Reinsurance Group of America
5.625%, 03/15/2017	200	219
RHP Hotel Properties
5.000%, 04/15/2021 ‡	435	435
Royal Bank of Canada MTN
0.563%, 01/23/2017 (A)	700	702
Royal Bank of Scotland Group
1.875%, 03/31/2017	500	503
Societe Generale
1.315%, 10/01/2018 (A)	500	501
Sumitomo Mitsui Banking
0.664%, 01/10/2017 (A)	1,000	1,003
SunTrust Bank
0.674%, 02/15/2017 (A)	750	751
Svenska Handelsbanken
0.700%, 09/23/2016 (A)	700	705
Synchrony Financial
1.875%, 08/15/2017	455	458
Toronto-Dominion Bank MTN
0.691%, 09/09/2016 (A)	600	604
0.478%, 05/02/2017 (A)	600	600
UBS MTN
5.875%, 12/20/2017	250	284
Unitrin
6.000%, 05/15/2017	110	121
US Bancorp MTN
0.714%, 11/15/2018 (A)	800	805
Ventas Realty
1.550%, 09/26/2016 ‡	400	404
1.250%, 04/17/2017 ‡	170	170
Wells Fargo MTN
1.150%, 06/02/2017	500	499
Western Union
1.234%, 08/21/2015 (A)	375	377
Westpac Banking
1.200%, 05/19/2017	500	500
0.843%, 01/17/2019 (A)	550	554

		55,712

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.6%
Actavis Funding SCS
1.300%, 06/15/2017 (B)	$800	$798
Alere
6.500%, 06/15/2020	1,410	1,426
Amgen
2.125%, 05/15/2017	800	818
Express Scripts Holding
1.250%, 06/02/2017	1,100	1,097
LifePoint Hospitals
5.500%, 12/01/2021 (B)	1,225	1,280
McKesson
1.292%, 03/10/2017	535	534
0.950%, 12/04/2015	580	582
Mylan
1.350%, 11/29/2016	650	651
Providence Health & Services Obligated Group
1.035%, 10/01/2016 (A)	650	652
Thermo Fisher Scientific
1.300%, 02/01/2017	225	225
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	2,900	2,947
WellPoint
1.250%, 09/10/2015	716	721

		11,731

Industrials — 0.6%
Air Lease
4.500%, 01/15/2016	600	620
Bombardier
6.000%, 10/15/2022 (B)	2,500	2,544
Caterpillar Financial Services MTN
0.464%, 03/03/2017 (A)	1,000	1,001
Clean Harbors
5.250%, 08/01/2020	900	925
Continential
4.500%, 09/15/2019	625	657
GATX
1.250%, 03/04/2017	345	343
General Electric Capital MTN
1.250%, 05/15/2017	550	552
0.744%, 01/14/2019 (A)	400	402
John Deere Capital
0.524%, 10/11/2016 (A)	485	487
Norbord
5.375%, 12/01/2020 (B)	3,409	3,375
PACCAR Financial MTN
1.100%, 06/06/2017	780	778
Pentair Finance
1.350%, 12/01/2015	80	81
Precision Castparts
0.700%, 12/20/2015	80	80
Rockwell Collins
0.581%, 12/15/2016 (A)	400	400

		12,245

Information Technology — 0.3%
Bankrate
6.125%, 08/15/2018 (B)	2,645	2,724
CSC Holdings LLC
8.625%, 02/15/2019	1,090	1,281

26	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fidelity National Information Services
1.450%, 06/05/2017	$295	$295
Hewlett-Packard
1.174%, 01/14/2019 (A)	750	760
Western Union
2.375%, 12/10/2015	30	30

		5,090

Materials — 0.1%
Glencore Funding LLC
1.398%, 05/27/2016 (A) (B)	400	402
Monsanto
1.150%, 06/30/2017	900	899
Rio Tinto Finance USA
1.072%, 06/17/2016 (A)	400	404
Walter Energy
11.000%, 04/01/2020 (B)	300	224
Yara International
5.250%, 12/15/2014 (B)	100	101

		2,030

Telecommunication Services — 1.0%
AT&T
0.620%, 02/12/2016 (A)	750	752
British Telecommunications
1.625%, 06/28/2016	235	238
1.250%, 02/14/2017	415	415
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (B)	3,000	3,150
Cincinnati Bell
8.750%, 03/15/2018	479	502
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (B)	2,000	2,117
Hughes Satellite Systems
6.500%, 06/15/2019	250	275
SBA Tower Trust
4.254%, 04/15/2015 (B)	4,000	4,086
SoftBank
4.500%, 04/15/2020 (B)	1,751	1,781
Thomson Reuters
1.300%, 02/23/2017	400	400
T-Mobile USA
6.633%, 04/28/2021	758	798
Verizon Communications
1.981%, 09/14/2018 (A)	435	458
1.761%, 09/15/2016 (A)	3,400	3,492
1.350%, 06/09/2017	950	950

		19,414

Utilities — 0.2%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	750	750
Duke Energy
0.612%, 04/03/2017 (A)	600	602
Exelon
4.900%, 06/15/2015	600	620
RJS Power Holdings LLC
5.125%, 07/15/2019 (B)	2,105	2,124
Southern
1.300%, 08/15/2017	545	545

		4,641

Total Corporate Obligations (Cost $158,777) ($ Thousands)		160,398

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.3%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	$345	$349
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,000	1,008
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	290	291
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	285	286
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,100	1,096
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	275	281
New York State, Dormitory Authority, Ser B, RB
4.811%, 12/15/2014	300	304
New York State, Sales Tax Asset Receivable, Ser B, RB, NATL
4.660%, 10/15/2014	500	502
Oregon State, School Boards Association, Ser A, GO, NATL
1.042%, 06/30/2015	375	372
University of California, Ser Y-1, GO Callable 01/01/2017 @ 100
0.656%, 07/01/2041 (A)	755	758

Total Municipal Bonds (Cost $5,248) ($ Thousands)		5,247

PREFERRED STOCK — 0.3%
Ally Financial, 7.000%	3,000	3,016
Public Storage, 5.900% ‡	75,000	1,872

Total Preferred Stock (Cost $4,732) ($ Thousands)		4,888

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	68,308,291	68,308

Total Cash Equivalent (Cost $68,308) ($ Thousands)		68,308

U.S. TREASURY OBLIGATION (E) (F) — 0.0%
U.S. Treasury Bills
0.097%, 04/02/2015	500	500

Total U.S. Treasury Obligation (Cost $500) ($ Thousands)		500

27	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.0%
BNP Paribas 0.060%, dated 08/31/14, to be repurchased on 09/02/14, repurchase price $100,001 (collateralized by U.S. government obligations, 3.500%-7.000%, 05/01/2016-06/01/2042, par values ranging from $2,746-$2,500,000; total market value $102,000)	$100	$100

Total Repurchase Agreement (Cost $100) ($ Thousands)		100

Total Investments — 101.1% (Cost $1,935,485) ($ Thousands) ††		$1,950,772

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(29)	Dec-2014	$(6)
U.S. 2-Year Treasury Note	(39)	Dec-2014	(7)
U.S. 5-Year Treasury Note	7	Dec-2014	1
U.S. 5-Year Treasury Note	(143)	Sep-2014	23
U.S. Long Treasury Bond	(2)	Dec-2014	(2)

			$9

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,929,314 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security in default on interest payments.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

(G)	Unfunded bank loan.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $1,935,485 ($ Thousands), and the unrealized appreciation and depreciation were $21,895 ($ Thousands) and $(6,608) ($ Thousands), respectively.
ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$776,868	$3,370	$780,238
Asset-Backed Securities	—	454,595	2,992	457,587
Corporate Obligations	—	160,398	—	160,398
Preferred Stock	1,872	3,016	—	4,888
Loan Participations	—	473,506	—	473,506
U.S. Treasury Obligation	—	500	—	500
Municipal Bonds	—	5,247	—	5,247
Cash Equivalent	68,308	—	—	68,308
Repurchase Agreement	—	100	—	100

Total Investments in Securities	$70,180	$1,874,230	$6,362	$1,950,772

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$24	$—	$—	$24
Unrealized Depreciation	(15)	—	—	(15)

Total Other Financial Instruments	$9	$—	$—	$9

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

28	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.4%

Agency Mortgage-Backed Obligations — 28.9%
FHLMC
11.000%, 02/17/2021	$292	$325
10.000%, 03/17/2026 to 10/01/2030	1,326	1,491
8.000%, 06/01/2030	3	3
7.500%, 08/01/2030 to 09/01/2038	1,211	1,425
7.000%, 11/01/2015 to 03/01/2039	515	583
6.500%, 06/01/2017 to 09/01/2039	4,514	5,068
6.000%, 04/01/2017 to 08/01/2038	7,136	7,908
5.500%, 11/01/2018 to 12/01/2038	21,654	24,288
5.000%, 02/01/2019 to 08/01/2040	8,676	9,427
4.500%, 07/01/2026 to 03/01/2044	31,165	34,041
4.000%, 10/01/2025 to 08/01/2043	54,890	58,488
3.500%, 01/01/2032 to 09/01/2044	32,501	33,810
2.500%, 03/01/2028	1,757	1,785
2.098%, 10/01/2036 (A)	827	876
FHLMC ARM (A)
5.043%, 01/01/2035	96	101
4.155%, 11/01/2037	143	153
3.476%, 07/01/2036	249	260
3.421%, 04/01/2044	484	504
3.237%, 06/01/2044	2,505	2,604
3.220%, 06/01/2044	2,994	3,103
3.168%, 02/01/2042	2,420	2,521
3.128%, 03/01/2044	1	1
3.083%, 04/01/2044	607	632
3.079%, 07/01/2044	5,142	5,339
3.030%, 11/01/2043	1,495	1,530
2.985%, 10/01/2043	1,005	1,027
2.958%, 11/01/2043	2,286	2,335
2.948%, 01/01/2044	1,109	1,132
2.933%, 03/01/2037	185	201
2.870%, 06/01/2044	1,300	1,343
2.861%, 12/01/2036	226	245
2.840%, 08/01/2044	1,825	1,880
2.831%, 05/01/2036	308	334
2.826%, 02/01/2037	134	144
2.820%, 08/01/2044	898	924
2.790%, 03/01/2037	447	480
2.773%, 08/01/2044	2,560	2,630
2.755%, 04/01/2037	87	93
2.709%, 07/01/2042	4,587	4,728
2.684%, 11/01/2042	1,324	1,362
2.683%, 11/01/2036	130	140
2.680%, 05/01/2037	1,198	1,297
2.672%, 04/01/2037	514	555
2.667%, 12/01/2036	339	365
2.664%, 04/01/2038	162	174
2.631%, 05/01/2037	479	516
2.535%, 04/01/2037	19	20
2.495%, 05/01/2037	148	158
2.489%, 05/01/2038	435	468
2.485%, 02/01/2037	748	804
2.480%, 10/01/2036 to 10/01/2037	1,097	1,177
2.429%, 09/01/2036	601	645
2.420%, 05/01/2037	291	312
2.410%, 09/01/2036	93	94
2.385%, 05/01/2037	388	416
2.375%, 05/01/2036 to 11/01/2036	511	545
2.370%, 05/01/2036	248	267
2.368%, 11/01/2036	302	323

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.365%, 01/01/2037	$1,129	$1,208
2.332%, 09/01/2036	299	320
2.320%, 02/01/2037	86	92
2.315%, 12/01/2036	95	102
2.271%, 06/01/2037	178	189
2.265%, 11/01/2036	278	297
2.242%, 10/01/2036	1,020	1,085
2.226%, 12/01/2036	532	566
2.220%, 10/01/2036	107	111
2.206%, 09/01/2036	3,400	3,618
2.198%, 12/01/2036	664	704
2.134%, 08/01/2037	1,042	1,113
2.112%, 08/01/2036	963	1,024
2.094%, 07/01/2036	464	494
2.000%, 08/01/2036	389	410
1.952%, 05/01/2037	174	182
1.925%, 04/01/2037	226	238
1.855%, 05/01/2037	2,338	2,458
1.658%, 08/01/2037	651	676
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	4	4
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	163	181
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	584	655
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	40	44
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	582	643
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	407	456
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	68	74
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	135	153
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,074	1,200
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	243	274
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	562	631
FHLMC CMO, Ser 2002-41, Cl 2A
6.362%, 07/25/2032 (A)	624	724
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	810	947
FHLMC CMO, Ser 2002-48, Cl 1A
5.743%, 07/25/2033 (A)	46	52
FHLMC CMO, Ser 2003-2551, Cl NS
14.199%, 01/15/2033 (A)	233	300
FHLMC CMO, Ser 2003-2631, Cl SA
14.566%, 06/15/2033 (A)	182	233
FHLMC CMO, Ser 2003-2671, Cl S
14.474%, 09/15/2033 (A)	177	228
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	393	415
FHLMC CMO, Ser 2003-2725, Cl SC
8.848%, 11/15/2033 (A)	131	147
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	427	507
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	536	652
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	459	517

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	$584	$675
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	487	583
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	649	774
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	903	991
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,669
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	39	39
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	45	45
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	41	41
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	1,457	1,568
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	671	801
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	513	633
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	696	832
FHLMC CMO, Ser 2005-2945, Cl SA
12.015%, 03/15/2020 (A)	698	624
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	83	83
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	295	329
FHLMC CMO, Ser 2005-2981, Cl FA
0.555%, 05/15/2035 (A)	302	303
FHLMC CMO, Ser 2005-2990, Cl LK
0.525%, 10/15/2034 (A)	493	493
FHLMC CMO, Ser 2005-3001, Cl HP
21.380%, 05/15/2035 (A)	86	117
FHLMC CMO, Ser 2005-3006, Cl QS
19.755%, 07/15/2035 (A)	402	542
FHLMC CMO, Ser 2005-3012, Cl GK
24.053%, 06/15/2035 (A)	109	160
FHLMC CMO, Ser 2005-3049, Cl XF
0.505%, 05/15/2033 (A)	338	338
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	235	216
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	452	423
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	1,116	1,227
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	478	525
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	220	204
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	318	297
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	357	394
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	414	427
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	941	1,064
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	414	460
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.495%, 08/15/2036 (A)	534	78

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.435%, 09/15/2036 (A)	$238	$36
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.245%, 01/15/2037 (A)	305	46
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	54	50
FHLMC CMO, Ser 2007-3345, Cl FP
0.355%, 11/15/2036 (A)	29	29
FHLMC CMO, Ser 2007-3345, Cl PF
0.335%, 05/15/2036 (A)	34	34
FHLMC CMO, Ser 2007-3346, Cl FA
0.385%, 02/15/2019 (A)	2,829	2,833
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	98	90
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.295%, 11/15/2037 (A)	312	38
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.845%, 11/15/2037 (A)	348	43
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.265%, 11/15/2037 (A)	296	36
FHLMC CMO, Ser 2007-76, Cl 2A
1.686%, 10/25/2037 (A)	977	959
FHLMC CMO, Ser 2008-3422, Cl SE
17.063%, 02/15/2038 (A)	63	81
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.895%, 05/15/2038 (A)	284	37
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.875%, 05/15/2038 (A)	1,496	172
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.045%, 06/15/2038 (A)	1,380	175
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	181	199
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	378	352
FHLMC CMO, Ser 2009-3515, Cl PI, IO
5.500%, 07/15/2037	106	3
FHLMC CMO, Ser 2009-3523, Cl SD
19.236%, 06/15/2036 (A)	173	233
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	1,851	2,057
FHLMC CMO, Ser 2009-3546, Cl A
2.056%, 02/15/2039 (A)	203	205
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	324	306
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	296	269
FHLMC CMO, Ser 2009-3607, Cl BO, PO
0.000%, 04/15/2036	211	192
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	395	361
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.095%, 12/15/2039 (A)	880	124
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	189	175
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	262	241
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.075%, 01/15/2040 (A)	340	46
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	2,441	2,748
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	2,291	2,319
FHLMC CMO, Ser 2010-3632, Cl BS
16.983%, 02/15/2040 (A)	400	547

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	$3,201	$3,485
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	964	1,023
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,260	1,376
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	1,319	123
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	1,479	1,755
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	442	508
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	1,214	215
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	1,177	75
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.845%, 10/15/2040 (A)	1,218	193
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	450	8
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	1,222	140
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	784	73
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	1,000	1,032
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	1,293	133
FHLMC CMO, Ser 2011-3802, Cl LS, IO
1.879%, 01/15/2040 (A)	1,866	124
FHLMC CMO, Ser 2011-3806, Cl L
3.500%, 02/15/2026	570	598
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	737	828
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	525	554
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.795%, 05/15/2041 (A)	2,182	332
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	1,898	2,069
FHLMC CMO, Ser 2011-3895, Cl WA
5.701%, 10/15/2038 (A)	309	337
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.445%, 11/15/2041 (A)	2,264	429
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.455%, 04/15/2042 (A)	204	35
FHLMC CMO, Ser 2012-4048, Cl FB
0.642%, 10/15/2041 (A)	1,566	1,578
FHLMC CMO, Ser 2012-4048, Cl FJ
0.551%, 07/15/2037 (A)	1,356	1,355
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.895%, 07/15/2042 (A)	258	55
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	3,378	462
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.895%, 08/15/2042 (A)	427	97
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	6,426	6,447
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,414	249
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.995%, 11/15/2042 (A)	344	68
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.995%, 11/15/2042 (A)	359	79

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.995%, 11/15/2042 (A)	$534	$120
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	13,627	13,608
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	727	609
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,423	1,206
FHLMC CMO, Ser 2013-4217, Cl F
0.505%, 06/15/2043 (A)	1,725	1,697
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	930	799
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,347
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	405	449
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl X1, IO
1.198%, 01/25/2024 (A)	26,927	2,038
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	2,000	1,988
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	60	63
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.190%, 04/25/2020 (A)	10,789	538
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.660%, 07/25/2021 (A)	6,780	630
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.570%, 10/25/2021 (A)	2,245	203
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K017, Cl X1, IO
1.439%, 12/25/2021 (A)	3,520	291
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1, IO
1.509%, 06/25/2022 (A)	5,905	550
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K024, Cl X1, IO
0.901%, 09/25/2022 (A)	3,170	182
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,176	2,449
FHLMC STRIPS CMO, Ser 2006-239, Cl S30,IO
7.545%, 08/15/2036 (A)	801	146
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	2,168	225
FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	3,124	3,191

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC STRIPS CMO, Ser 2012-267, Cl F5
0.655%, 08/15/2042 (A)	$2,641	$2,647
FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	962	712
FHLMC TBA
6.000%, 09/01/2032 to 12/01/2032	74	84
5.500%, 01/01/2023 to 01/01/2039	6,349	7,121
5.000%, 08/01/2041	7,286	8,103
3.500%, 09/15/2041	8,900	9,145
2.500%, 09/15/2027	8,100	8,204
FNMA
8.000%, 04/01/2015 to 11/01/2037	200	231
7.500%, 06/01/2030 to 04/01/2039	1,451	1,681
7.000%, 12/01/2015 to 02/01/2039	3,982	4,534
6.500%, 05/01/2017 to 07/01/2039	10,052	11,409
6.000%, 06/01/2016 to 11/01/2048	22,878	25,663
5.500%, 01/01/2018 to 04/01/2040	42,649	47,299
5.000%, 02/01/2020 to 05/01/2042	25,597	28,507
4.761%, 02/01/2020	668	746
4.666%, 07/01/2020	711	793
4.640%, 01/01/2021	960	1,079
4.540%, 01/01/2020 to 05/01/2021	2,910	3,240
4.514%, 12/01/2019	3,674	4,088
4.500%, 07/01/2020 to 05/01/2044	46,787	50,719
4.399%, 02/01/2020	6,000	6,643
4.390%, 05/01/2021	990	1,102
4.369%, 02/01/2020	1,889	2,087
4.368%, 04/01/2020	2,125	2,359
4.340%, 06/01/2021	1,000	1,108
4.338%, 11/01/2021	5,966	6,640
4.317%, 07/01/2021	1,247	1,385
4.300%, 04/01/2021 to 07/01/2021	6,555	7,278
4.260%, 07/01/2021	1,000	1,108
4.250%, 04/01/2021	3,000	3,327
4.240%, 06/01/2021	985	1,090
4.120%, 04/01/2020	1,134	1,243
4.066%, 07/01/2020	2,425	2,652
4.060%, 07/01/2021	3,240	3,560
4.050%, 01/01/2021	1,430	1,563
4.040%, 10/01/2020	2,120	2,321
4.000%, 04/01/2019 to 08/01/2043	86,293	92,229
3.980%, 08/01/2021	4,691	5,121
3.975%, 11/01/2020	774	847
3.940%, 07/01/2021	1,500	1,625
3.930%, 01/01/2021	992	1,080
3.820%, 06/01/2017	1,867	1,981
3.800%, 03/01/2018	1,900	2,036
3.770%, 09/01/2021	3,000	3,236
3.740%, 07/01/2020	1,341	1,445
3.670%, 07/01/2023	1,500	1,607
3.630%, 01/01/2018	2,000	2,132
3.625%, 11/25/2053	797	799
3.614%, 12/01/2020	3,750	3,992
3.590%, 12/01/2020	941	1,007
3.583%, 09/01/2020	6,602	7,073
3.520%, 01/01/2018	2,887	3,070
3.505%, 09/01/2020	4,680	4,988
3.500%, 05/01/2032 to 08/01/2043	59,098	61,126
3.430%, 10/01/2020	1,890	2,006
3.380%, 01/01/2018	1,500	1,589
3.298%, 09/01/2044	776	797
3.290%, 10/01/2020	987	1,042

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.230%, 11/01/2020	$1,457	$1,533
3.120%, 09/25/2034	1,729	1,782
3.030%, 12/01/2021	1,432	1,483
3.000%, 09/01/2033 to 09/01/2042	28,586	28,809
2.970%, 11/01/2018	1,403	1,462
2.940%, 05/01/2022	963	990
2.830%, 06/01/2022	2,590	2,644
2.790%, 07/01/2022	1,000	1,018
2.764%, 06/01/2023	1,973	1,997
2.690%, 10/01/2017	1,452	1,509
2.670%, 07/01/2022	962	972
2.646%, 10/01/2022	8,248	8,287
2.600%, 06/01/2022	957	963
2.500%, 11/01/2026 to 10/01/2042	18,428	18,427
2.490%, 03/01/2023	1,750	1,731
2.470%, 09/01/2022	1,448	1,442
2.400%, 12/01/2022 to 02/01/2023	3,700	3,658
2.390%, 12/01/2022	1,750	1,727
2.380%, 12/01/2022	2,000	1,977
2.370%, 07/01/2019 to 11/01/2022	2,000	2,010
2.340%, 12/01/2022 to 01/01/2023	4,354	4,288
2.320%, 12/01/2022	1,452	1,429
2.280%, 11/01/2022	1,939	1,904
2.210%, 12/01/2022	3,575	3,494
2.200%, 07/01/2019	2,417	2,452
2.190%, 12/01/2022	1,938	1,892
2.100%, 06/01/2019	997	1,007
2.030%, 08/01/2019	2,030	2,035
2.000%, 12/01/2020	1,500	1,470
1.940%, 07/01/2019	999	1,001
1.690%, 12/01/2019	2,000	1,957
1.580%, 01/01/2020	1,933	1,896
1.470%, 12/01/2019	1,447	1,413
1.400%, 07/01/2017	2,500	2,508
FNMA ARM (A)
6.255%, 08/01/2036	102	109
6.022%, 05/01/2037	50	54
5.266%, 12/01/2035	118	127
3.235%, 04/01/2044	7,482	7,771
3.188%, 07/01/2044	831	862
3.152%, 07/01/2044	824	852
3.075%, 01/01/2044	955	992
2.978%, 01/01/2044	555	569
2.812%, 07/01/2044	1,460	1,506
2.790%, 11/01/2036	327	349
2.748%, 09/01/2037	14	14
2.700%, 10/01/2036	1,471	1,585
2.556%, 05/01/2043	889	893
2.519%, 11/01/2036	513	555
2.514%, 03/01/2037	1,860	1,981
2.454%, 12/01/2036	612	658
2.438%, 06/01/2036 to 07/01/2037	768	828
2.406%, 09/01/2036	357	389
2.405%, 02/01/2037	616	659
2.397%, 09/01/2037	314	337
2.369%, 07/01/2037	549	588
2.366%, 05/01/2036	153	166
2.345%, 06/01/2036	589	636
2.341%, 08/01/2036 to 04/01/2037	756	817
2.277%, 10/01/2036	310	337
2.270%, 07/01/2036	388	416
2.262%, 11/01/2037	263	281
2.261%, 06/01/2036 to 09/01/2036	513	554
2.152%, 11/01/2037	443	469

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.822%, 01/01/2037	$443	$473
1.804%, 02/01/2037	271	285
1.795%, 09/01/2036	256	274
1.707%, 05/01/2037	1,361	1,414
1.706%, 07/01/2037	243	253
0.595%, 09/01/2022	1,170	1,178
0.545%, 01/01/2023	1,209	1,220
0.511%, 01/01/2023	968	977
0.501%, 01/01/2023	1,934	1,932
0.491%, 01/01/2023	2,500	2,500
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	125	141
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	302	341
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	399	445
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	270	307
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	116	148
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	563	631
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	591	653
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	490	554
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	425	488
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	320	355
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	394	428
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	129	123
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	440	504
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	40	45
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	212	220
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	354	414
FNMA CMO, Ser 2002-10, Cl SB
18.828%, 03/25/2017 (A)	28	33
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	509	598
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	607	697
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	1,931	2,180
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	25	31
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	381	398
FNMA CMO, Ser 2003-131, Cl SK
15.890%, 01/25/2034 (A)	250	328
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	1,734	1,900
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,966	2,162
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	128	106
FNMA CMO, Ser 2003-42, Cl EP
4.000%, 11/25/2022	2	2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	$283	$293
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	1,671	1,759
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,048	1,156
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	301	287
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	125	131
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	37	37
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	92	92
FNMA CMO, Ser 2004-61, Cl FH
0.955%, 11/25/2032 (A)	620	633
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,111	1,225
FNMA CMO, Ser 2005-106, Cl US
23.998%, 11/25/2035 (A)	550	829
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	845	889
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	620	670
FNMA CMO, Ser 2005-72, Cl SB
16.488%, 08/25/2035 (A)	170	222
FNMA CMO, Ser 2005-74, Cl CS
19.594%, 05/25/2035 (A)	298	411
FNMA CMO, Ser 2005-74, Cl SK
19.704%, 05/25/2035 (A)	228	316
FNMA CMO, Ser 2005-90, Cl ES
16.488%, 10/25/2035 (A)	206	264
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	142	136
FNMA CMO, Ser 2006-104, Cl IC, IO
6.389%, 11/25/2036 (A)	1,279	267
FNMA CMO, Ser 2006-117, Cl GS, IO
6.495%, 12/25/2036 (A)	216	33
FNMA CMO, Ser 2006-118, Cl A2
0.212%, 12/25/2036 (A)	551	540
FNMA CMO, Ser 2006-125, Cl SM, IO
7.045%, 01/25/2037 (A)	1,443	245
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	244	228
FNMA CMO, Ser 2006-23, Cl FK
0.405%, 04/25/2036 (A)	315	314
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	242	230
FNMA CMO, Ser 2006-3, Cl DO, PO
0.000%, 03/25/2036	264	246
FNMA CMO, Ser 2006-31, Cl PD
5.500%, 11/25/2034	28	28
FNMA CMO, Ser 2006-33, Cl LS
29.453%, 05/25/2036 (A)	191	337
FNMA CMO, Ser 2006-44, Cl FP
0.555%, 06/25/2036 (A)	244	244
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	120	112
FNMA CMO, Ser 2006-46, Cl SW
23.631%, 06/25/2036 (A)	180	250
FNMA CMO, Ser 2006-51, Cl SP, IO
6.495%, 03/25/2036 (A)	256	37
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	384	424

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-56, Cl FC
0.445%, 07/25/2036 (A)	$301	$302
FNMA CMO, Ser 2006-56, Cl PF
0.505%, 07/25/2036 (A)	366	367
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	247	239
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	576	540
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	596	667
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	334	373
FNMA CMO, Ser 2006-94, Cl GI, IO
6.495%, 10/25/2026 (A)	708	105
FNMA CMO, Ser 2007-100, Cl SM, IO
6.295%, 10/25/2037 (A)	788	115
FNMA CMO, Ser 2007-101, Cl A2
0.405%, 06/27/2036 (A)	1,041	1,025
FNMA CMO, Ser 2007-112, Cl SA, IO
6.295%, 12/25/2037 (A)	702	100
FNMA CMO, Ser 2007-114, Cl A6
0.355%, 10/27/2037 (A)	1,600	1,597
FNMA CMO, Ser 2007-116, Cl HI, IO
1.496%, 01/25/2038 (A)	1,119	91
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	2,954	3,274
FNMA CMO, Ser 2007-29, Cl SG
22.150%, 04/25/2037 (A)	153	215
FNMA CMO, Ser 2007-43, Cl FL
0.455%, 05/25/2037 (A)	117	117
FNMA CMO, Ser 2007-53, Cl SH, IO
5.945%, 06/25/2037 (A)	519	62
FNMA CMO, Ser 2007-54, Cl FA
0.555%, 06/25/2037 (A)	423	424
FNMA CMO, Ser 2007-60, Cl AX, IO
6.995%, 07/25/2037 (A)	1,106	183
FNMA CMO, Ser 2007-64, Cl FA
0.625%, 07/25/2037 (A)	46	46
FNMA CMO, Ser 2007-65, Cl KI, IO
6.465%, 07/25/2037 (A)	557	75
FNMA CMO, Ser 2007-68, Cl SC, IO
6.545%, 07/25/2037 (A)	707	116
FNMA CMO, Ser 2007-72, Cl EK, IO
6.245%, 07/25/2037 (A)	747	109
FNMA CMO, Ser 2007-79, Cl SB
23.448%, 08/25/2037 (A)	74	109
FNMA CMO, Ser 2007-85, Cl SG
15.863%, 09/25/2037 (A)	177	223
FNMA CMO, Ser 2007-92, Cl YS, IO
5.625%, 06/25/2037 (A)	650	76
FNMA CMO, Ser 2008-1, Cl BI, IO
5.755%, 02/25/2038 (A)	659	70
FNMA CMO, Ser 2008-20, Cl SA, IO
6.835%, 03/25/2038 (A)	429	70
FNMA CMO, Ser 2008-22, Cl SI, IO
6.275%, 03/25/2037 (A)	7,625	764
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,148	1,213
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	141	152
FNMA CMO, Ser 2008-24, Cl PF
0.805%, 02/25/2038 (A)	412	416
FNMA CMO, Ser 2008-32, Cl SA, IO
6.695%, 04/25/2038 (A)	215	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	$535	$5
FNMA CMO, Ser 2008-4, Cl SD, IO
5.845%, 02/25/2038 (A)	1,630	185
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	2,218	2,361
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	707
FNMA CMO, Ser 2009-103, Cl MB
2.389%, 12/25/2039 (A)	508	518
FNMA CMO, Ser 2009-17, Cl QS, IO
6.495%, 03/25/2039 (A)	318	39
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	1,538	1,647
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	460	76
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	795	737
FNMA CMO, Ser 2009-84, Cl WS, IO
5.745%, 10/25/2039 (A)	336	44
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	4,967	4,709
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	281	49
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	577	531
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	622	—
FNMA CMO, Ser 2009-99, Cl SC, IO
6.025%, 12/25/2039 (A)	428	57
FNMA CMO, Ser 2010-1, Cl WA
6.189%, 02/25/2040 (A)	404	440
FNMA CMO, Ser 2010-100, Cl SD, IO
6.425%, 09/25/2040 (A)	2,641	470
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	1,377	1,468
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,832
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	1,033	1,131
FNMA CMO, Ser 2010-142, Cl SM, IO
6.375%, 12/25/2040 (A)	1,044	148
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	515	544
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	1,902	340
FNMA CMO, Ser 2010-16, Cl WA
6.436%, 03/25/2040 (A)	507	569
FNMA CMO, Ser 2010-23, Cl KS, IO
6.945%, 02/25/2040 (A)	552	86
FNMA CMO, Ser 2010-27, Cl AS, IO
6.325%, 04/25/2040 (A)	2,576	383
FNMA CMO, Ser 2010-35, Cl SB, IO
6.265%, 04/25/2040 (A)	582	75
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	260	241
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	643	666
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	817	895
FNMA CMO, Ser 2010-68, Cl SA, IO
4.845%, 07/25/2040 (A)	2,378	302
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	4,457	789

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	$418	$461
FNMA CMO, Ser 2011-30, Cl LS, IO
1.999%, 04/25/2041 (A)	1,439	113
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	710	773
FNMA CMO, Ser 2011-75, Cl FA
0.705%, 08/25/2041 (A)	413	417
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	3,470	441
FNMA CMO, Ser 2011-96, Cl SA, IO
6.395%, 10/25/2041 (A)	4,087	669
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,623
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	8,130
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,700
FNMA CMO, Ser 2012-101, Cl FC
0.655%, 09/25/2042 (A)	877	872
FNMA CMO, Ser 2012-112, Cl FD
0.655%, 10/25/2042 (A)	903	901
FNMA CMO, Ser 2012-128, Cl SL, IO
5.995%, 11/25/2042 (A)	636	147
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.995%, 11/25/2042 (A)	1,073	243
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	9,853	9,685
FNMA CMO, Ser 2012-133, Cl CS, IO
5.995%, 12/25/2042 (A)	2,089	449
FNMA CMO, Ser 2012-133, Cl SA, IO
5.995%, 12/25/2042 (A)	359	75
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,970	1,945
FNMA CMO, Ser 2012-134, Cl MS, IO
5.995%, 12/25/2042 (A)	997	199
FNMA CMO, Ser 2012-137, Cl CF
0.455%, 08/25/2041 (A)	1,324	1,311
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	2,242	282
FNMA CMO, Ser 2012-14, Cl FB
0.605%, 08/25/2037 (A)	715	719
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	165	185
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	2,063	2,298
FNMA CMO, Ser 2012-47, Cl HF
0.555%, 05/25/2027 (A)	3,323	3,336
FNMA CMO, Ser 2012-70, Cl HS, IO
5.845%, 07/25/2042 (A)	7,824	1,627
FNMA CMO, Ser 2012-70, Cl YS, IO
6.495%, 02/25/2041 (A)	705	125
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	138	127
FNMA CMO, Ser 2012-74, Cl SA, IO
6.495%, 03/25/2042 (A)	2,006	354
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	277	254
FNMA CMO, Ser 2012-75, Cl NS, IO
6.445%, 07/25/2042 (A)	795	144
FNMA CMO, Ser 2012-89, Cl FD
0.605%, 04/25/2039 (A)	1,275	1,277
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	8,662	1,049

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-93, Cl SG, IO
5.945%, 09/25/2042 (A)	$1,117	$242
FNMA CMO, Ser 2012-97, Cl FB
0.655%, 09/25/2042 (A)	1,323	1,314
FNMA CMO, Ser 2012-M11, Cl FA
0.649%, 08/25/2019 (A)	960	964
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	8,081	8,267
FNMA CMO, Ser 2012-M14, Cl X1, IO
4.387%, 02/25/2017 (A)	25,639	2,068
FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	400	399
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043	2,136	1,653
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043	4,832	3,802
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	1,136	861
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	5,586	5,755
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043	1,433	1,083
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	2,131	276
FNMA CMO, Ser 2013-67, Cl KS, IO
5.945%, 07/25/2043 (A)	1,015	230
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	4,490	5,004
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	4,419	4,942
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043	948	712
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.231%, 01/25/2024 (A)	68,766	623
FNMA CMO, Ser 2014-M8, Cl FA
0.415%, 05/25/2018 (A)	5,775	5,779
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	750	868
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	1,312	1,521
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	502	577
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	556	634
FNMA Interest STRIP CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	2,470	549
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024	276	256
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	176	168
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	449	84
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	634	141

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	$5,003	$521
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	3,401	392
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,986	395
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	2,986	581
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.655%, 08/25/2042 (A)	1,330	1,332
FNMA REMIC Trust CMO, Ser 2007-W7, Cl 1A4
38.250%, 07/25/2037 (A)	24	37
FNMA TBA
5.000%, 09/01/2038	13,000	14,336
4.500%, 09/15/2033 to 09/25/2044	64,090	69,066
4.000%, 09/14/2039 to 10/25/2044	81,605	86,456
4.000%, 10/14/2039	16,100	17,006
3.500%, 09/25/2029 to 09/25/2044	75,690	78,076
3.000%, 09/25/2026 to 09/25/2044	93,445	94,258
2.500%, 09/15/2027 to 09/25/2029	15,975	16,190
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.606%, 12/25/2042 (A)	716	843
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	927	1,008
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	989	1,116
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	372	425
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	319	365
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	601	700
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,252
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	563	652
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	490	556
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.375%, 03/25/2045 (A)	1,514	1,512
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	229	266
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.375%, 02/25/2036 (A)	354	352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.415%, 11/25/2046 (A)	$753	$753
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	1,082	1,215
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.812%, 08/25/2045 (A) (B)	1,110	1,083
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A) (B)	390	392
GNMA
9.500%, 12/15/2020	3	4
7.500%, 10/15/2037 to 09/20/2038	637	736
7.000%, 12/20/2017 to 06/15/2035	2,434	2,794
6.500%, 01/15/2024 to 02/15/2039	3,491	4,003
6.000%, 12/15/2023 to 10/20/2040	11,478	13,132
5.000%, 07/20/2040 to 11/20/2040	858	953
4.500%, 01/20/2040 to 07/20/2041	15,406	16,806
GNMA ARM
1.625%, 04/20/2028 to 07/20/2034 (A)	615	637
1.530%, 01/20/2060 (A)	1,278	1,313
GNMA CMO, Ser 2001-22, Cl PS
20.605%, 03/17/2031 (A)	463	717
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,145	1,288
GNMA CMO, Ser 2002-23, Cl SD
20.527%, 04/16/2032 (A)	657	1,032
GNMA CMO, Ser 2002-57, Cl SB
110.175%, 08/16/2032	56	259
GNMA CMO, Ser 2003-60, Cl GS
12.158%, 05/16/2033 (A)	62	73
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	2,652	2,960
GNMA CMO, Ser 2003-97, Cl SA, IO
6.395%, 11/16/2033 (A)	354	77
GNMA CMO, Ser 2004-28, Cl SV
8.845%, 04/20/2034 (A)	476	516
GNMA CMO, Ser 2004-34, Cl CS
19.553%, 02/20/2034 (A)	36	49
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	162	179
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	22	22
GNMA CMO, Ser 2004-87, Cl SB
7.495%, 03/17/2033 (A)	103	113
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	71	75
GNMA CMO, Ser 2005-3, Cl SB, IO
5.945%, 01/20/2035 (A)	710	103
GNMA CMO, Ser 2005-7, Cl JM
16.379%, 05/18/2034 (A)	80	92
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,166
GNMA CMO, Ser 2006-16, Cl GS, IO
6.835%, 04/20/2036 (A)	839	127
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	65	61
GNMA CMO, Ser 2006-38, Cl SG, IO
6.495%, 09/20/2033 (A)	379	9
GNMA CMO, Ser 2006-38, Cl SW, IO
6.345%, 06/20/2036 (A)	517	55

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-17, Cl AF
0.355%, 04/16/2037 (A)	$491	$490
GNMA CMO, Ser 2007-26, Cl SW, IO
6.045%, 05/20/2037 (A)	1,060	152
GNMA CMO, Ser 2007-27, Cl SD, IO
6.045%, 05/20/2037 (A)	426	66
GNMA CMO, Ser 2007-42, Cl SB, IO
6.595%, 07/20/2037 (A)	608	88
GNMA CMO, Ser 2007-45, Cl QA, IO
6.485%, 07/20/2037 (A)	377	54
GNMA CMO, Ser 2007-72, Cl US, IO
6.395%, 11/20/2037 (A)	402	54
GNMA CMO, Ser 2007-78, Cl SA, IO
6.378%, 12/16/2037 (A)	7,119	1,181
GNMA CMO, Ser 2007-81, Cl SP, IO
6.495%, 12/20/2037 (A)	520	74
GNMA CMO, Ser 2007-82, Cl SA, IO
6.375%, 12/20/2037 (A)	340	47
GNMA CMO, Ser 2007-9, Cl CI, IO
6.045%, 03/20/2037 (A)	507	74
GNMA CMO, Ser 2008-10, Cl S, IO
5.675%, 02/20/2038 (A)	623	86
GNMA CMO, Ser 2008-2, Cl MS, IO
7.005%, 01/16/2038 (A)	383	70
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	132	127
GNMA CMO, Ser 2008-33, Cl XS, IO
7.548%, 04/16/2038 (A)	247	56
GNMA CMO, Ser 2008-55, Cl SA, IO
6.045%, 06/20/2038 (A)	553	77
GNMA CMO, Ser 2008-95, Cl DS, IO
7.145%, 12/20/2038 (A)	861	143
GNMA CMO, Ser 2009-102, Cl SM, IO
6.245%, 06/16/2039 (A)	990	97
GNMA CMO, Ser 2009-106, Cl AS, IO
6.248%, 11/16/2039 (A)	1,059	170
GNMA CMO, Ser 2009-106, Cl KS, IO
6.245%, 11/20/2039 (A)	10,416	1,583
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	330	67
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	17	3
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	631	75
GNMA CMO, Ser 2009-22, Cl SA, IO
6.115%, 04/20/2039 (A)	868	104
GNMA CMO, Ser 2009-24, Cl DS, IO
6.145%, 03/20/2039 (A)	355	31
GNMA CMO, Ser 2009-25, Cl SE, IO
7.445%, 09/20/2038 (A)	328	59
GNMA CMO, Ser 2009-31, Cl TS, IO
6.145%, 03/20/2039 (A)	779	89
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	137	26
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,179	33
GNMA CMO, Ser 2009-42, Cl SC, IO
5.925%, 06/20/2039 (A)	272	36
GNMA CMO, Ser 2009-43, Cl SA, IO
5.795%, 06/20/2039 (A)	693	96
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	902	931
GNMA CMO, Ser 2009-6, Cl SH, IO
5.885%, 02/20/2039 (A)	592	79

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	$362	$51
GNMA CMO, Ser 2009-65, Cl TS, IO
6.245%, 12/20/2038 (A)	1,087	117
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,646
GNMA CMO, Ser 2009-66, Cl XS, IO
6.645%, 07/16/2039 (A)	108	16
GNMA CMO, Ser 2009-67, Cl SA, IO
5.898%, 08/16/2039 (A)	673	95
GNMA CMO, Ser 2009-72, Cl SM, IO
6.095%, 08/16/2039 (A)	1,029	152
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	700	736
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	638	596
GNMA CMO, Ser 2009-8, Cl PS, IO
6.145%, 08/16/2038 (A)	95	12
GNMA CMO, Ser 2009-83, Cl TS, IO
5.945%, 08/20/2039 (A)	686	83
GNMA CMO, Ser 2010-106, Cl SH, IO
5.945%, 08/20/2040 (A)	1,335	267
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	286	279
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	348	328
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	418	396
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	3,114	311
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,077	873
GNMA CMO, Ser 2010-31, Cl GS, IO
6.345%, 03/20/2039 (A)	606	79
GNMA CMO, Ser 2010-4, Cl NS, IO
6.238%, 01/16/2040 (A)	13,465	2,133
GNMA CMO, Ser 2010-4, Cl SL, IO
6.245%, 01/16/2040 (A)	282	47
GNMA CMO, Ser 2010-47, Cl PX, IO
6.545%, 06/20/2037 (A)	1,625	233
GNMA CMO, Ser 2010-47, Cl XN, IO
6.395%, 04/16/2034 (A)	106	4
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,162
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	984
GNMA CMO, Ser 2010-74, Cl C
4.244%, 05/16/2041 (A)	5,000	5,300
GNMA CMO, Ser 2010-85, Cl HS, IO
6.495%, 01/20/2040 (A)	1,008	180
GNMA CMO, Ser 2010-H10, Cl FC
1.156%, 05/20/2060 (A)	4,591	4,678
GNMA CMO, Ser 2010-H17, Cl XQ
5.240%, 07/20/2060 (A)	1,849	2,066
GNMA CMO, Ser 2010-H26, Cl LF
0.506%, 08/20/2058 (A)	6,200	6,164
GNMA CMO, Ser 2011-135, Cl SN, IO
5.845%, 10/16/2041 (A)	1,333	240
GNMA CMO, Ser 2011-142, Cl IO, IO
0.944%, 09/16/2046 (A)	42,777	2,183
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	123	28
GNMA CMO, Ser 2011-163, Cl WA
5.837%, 12/20/2038 (A)	688	763

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2011-H09, Cl AF
0.656%, 03/20/2061 (A)	$1,577	$1,577
GNMA CMO, Ser 2012-100, Cl IO, IO
0.826%, 08/16/2052 (A)	3,936	257
GNMA CMO, Ser 2012-112, Cl IO, IO
0.855%, 02/16/2053 (A)	31,269	2,045
GNMA CMO, Ser 2012-114, Cl IO, IO
1.038%, 01/16/2053 (A)	8,907	777
GNMA CMO, Ser 2012-124, Cl AS, IO
6.045%, 10/16/2042 (A)	1,820	344
GNMA CMO, Ser 2012-125, Cl IO, IO
0.859%, 02/16/2053 (A)	14,985	1,024
GNMA CMO, Ser 2012-141, Cl WC
3.781%, 01/20/2042 (A)	810	846
GNMA CMO, Ser 2012-142, Cl IO, IO
1.155%, 04/16/2054 (A)	22,582	1,494
GNMA CMO, Ser 2012-27, Cl IO, IO
1.284%, 04/16/2053 (A)	14,079	927
GNMA CMO, Ser 2012-44, Cl IO, IO
0.981%, 03/16/2049 (A)	19,841	1,150
GNMA CMO, Ser 2012-61, Cl FM
0.555%, 05/16/2042 (A)	1,151	1,159
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	2,321	324
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	1,645	265
GNMA CMO, Ser 2012-H15, Cl FA
0.606%, 05/20/2062 (A)	1,242	1,243
GNMA CMO, Ser 2012-H21, Cl CF
0.856%, 05/20/2061 (A)	2,185	2,200
GNMA CMO, Ser 2012-H21, Cl DF
0.806%, 05/20/2061 (A)	1,463	1,467
GNMA CMO, Ser 2012-H22, Cl FD
0.626%, 01/20/2061 (A)	2,395	2,397
GNMA CMO, Ser 2012-H24, Cl FA
0.606%, 03/20/2060 (A)	1,219	1,220
GNMA CMO, Ser 2012-H24, Cl FE
0.756%, 10/20/2062 (A)	1,463	1,470
GNMA CMO, Ser 2012-H24, Cl FG
0.586%, 04/20/2060 (A)	2,100	2,102
GNMA CMO, Ser 2012-H26, Cl MA
0.706%, 07/20/2062 (A)	1,454	1,459
GNMA CMO, Ser 2012-H27, Cl FB
0.656%, 10/20/2062 (A)	3,190	3,196
GNMA CMO, Ser 2012-H28, Cl FA
0.736%, 09/20/2062 (A)	2,290	2,293
GNMA CMO, Ser 2012-H30, Cl JA
0.636%, 01/20/2060 (A)	1,347	1,349
GNMA CMO, Ser 2012-H30, Cl PA
0.606%, 11/20/2059 (A)	1,156	1,157
GNMA CMO, Ser 2013-145, Cl IO, IO
1.123%, 09/16/2044 (A)	12,490	939
GNMA CMO, Ser 2013-152, Cl HS, IO
6.545%, 06/20/2043 (A)	2,695	548
GNMA CMO, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	461	475
GNMA CMO, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	2,762	2,839
GNMA CMO, Ser 2013-163, Cl IO, IO
1.215%, 02/16/2046 (A)	12,163	985
GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	3,074	3,145
GNMA CMO, Ser 2013-178, Cl IO, IO
0.945%, 06/16/2055 (A)	7,621	486

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2013-187, Cl S, IO
5.995%, 12/20/2043 (A)	$356	$67
GNMA CMO, Ser 2013-193, Cl AB
2.000%, 12/16/2049	2,026	2,032
GNMA CMO, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	48,734	3,207
GNMA CMO, Ser 2013-H01, Cl FA
1.650%, 01/20/2063	3,592	3,558
GNMA CMO, Ser 2013-H01, Cl JA
0.476%, 01/20/2063 (A)	1,431	1,418
GNMA CMO, Ser 2013-H01, Cl TA
0.656%, 01/20/2063 (A)	1,881	1,885
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	1,510	1,495
GNMA CMO, Ser 2014-124, Cl IE, IO
0.971%, 05/16/2054	19,570	1,395
GNMA CMO, Ser 2014-47, Cl IA, IO
1.383%, 02/16/2048 (A)	13,593	1,102
GNMA CMO, Ser 2014-50, Cl IO, IO
1.039%, 09/16/2055 (A)	13,353	999
GNMA CMO, Ser 2014-H04, Cl FB
0.805%, 02/20/2064 (A)	3,010	3,031
GNMA, Ser 2014-89, IO
1.038%, 01/16/2057	13,728	1,307
GNMA TBA
4.500%, 09/15/2039	18,700	20,330
4.000%, 09/01/2039 to 09/20/2044	59,065	62,931
3.500%, 09/15/2041 to 09/15/2044	26,120	27,167
3.000%, 09/20/2044	3,505	3,555
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,136
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	5,034	5,121
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.607%, 10/07/2020 (A)	7,901	7,942
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.527%, 11/06/2017 (A)	3,293	3,300
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.627%, 11/05/2020 (A)	2,766	2,775
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.717%, 12/08/2020 (A)	1,223	1,232
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.716%, 12/08/2020 (A)	431	435
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	246	249
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.607%, 01/08/2020 (A)	61	61
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.557%, 02/06/2020 (A)	720	723

		1,789,557

Non-Agency Mortgage-Backed Obligations — 6.5%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (B)	268	268

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

A10 Term Asset Financing LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (B)	$250	$250
A10 Term Asset Financing LLC, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (B)	343	343
A10 Term Asset Financing LLC, Ser 2014-1, Cl A2
3.020%, 04/15/2033 (B)	603	605
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.360%, 02/02/2037 (A) (B)	123	121
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (B)	148	128
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (B)	47	47
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (B)	570	585
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.767%, 05/24/2036 (A) (B)	60	60
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.767%, 05/24/2036 (A) (B)	400	406
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.066%, 03/26/2037 (A) (B)	789	788
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (B)	292	296
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.597%, 11/28/2035 (A) (B)	405	397
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	203	214
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	406	423
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	305	317
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	273	276
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	118	120
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	176	181
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	200	209
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.122%, 11/25/2021 (A)	116	113
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.360%, 04/25/2037 (A)	323	268

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A4
5.414%, 09/10/2047	$490	$522
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.492%, 02/10/2051	300	324
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	511
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,073
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	287	296
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	500	523
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	806	862
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	774	821
Banc of America Commercial Mortgage, Ser 2006-5, Cl AM
5.448%, 09/10/2047	2,370	2,529
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	19	20
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	262	282
Banc of America Funding, Ser 2004-C, Cl 1A1
5.045%, 12/20/2034 (A)	100	99
Banc of America Funding, Ser 2005-B, Cl 2A1
2.906%, 04/20/2035 (A)	3,074	2,799
Banc of America Funding, Ser 2006-G, Cl 2A3
0.326%, 07/20/2036 (A)	1,080	1,078
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.190%, 08/26/2035 (A) (B)	309	315
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	139	142
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	1,429	1,418
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	317	334
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.705%, 05/25/2018 (A)	87	84
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.605%, 08/25/2018 (A)	60	59
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.014%, 02/25/2033 (A)	3	3

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.659%, 06/25/2033 (A)	$182	$184
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	264	271
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	72	74
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	50	50
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	64	67
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030	411	409
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.475%, 11/25/2035 (A) (B)	4,229	3,859
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.385%, 12/25/2036 (A) (B)	1,829	1,657
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)	900	895
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	1,500	1,463
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	199	203
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (B)	374	388
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	442	456
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (B)	439	444
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.393%, 04/26/2037 (A) (B)	490	500
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.984%, 04/26/2035 (A) (B)	86	86
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.139%, 07/26/2045 (A) (B)	721	724
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.856%, 02/26/2047 (A) (B)	150	148
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.061%, 05/26/2035 (A) (B)	700	662
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
0.971%, 09/26/2037 (A) (B)	728	667
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (B)	694	705
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.306%, 05/28/2036 (A) (B)	503	494
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.528%, 07/26/2036 (A) (B)	138	138
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.342%, 05/26/2036 (A) (B)	1,233	1,168
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.325%, 08/26/2036 (A) (B)	410	400
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
1.987%, 05/26/2037 (A) (B)	434	435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage
Trust, Ser 2004-2, Cl 14A
3.054%, 05/25/2034 (A)	$91	$91
Bear Stearns Adjustable Rate Mortgage
Trust, Ser 2004-2, Cl 24A
2.625%, 05/25/2034 (A)	299	287
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.166%, 08/25/2035 (A)	271	275
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.895%, 11/25/2034 (A)	34	34
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.468%, 08/25/2034 (A)	2,252	2,280
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.613%, 04/25/2035 (A)	175	168
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	392	406
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	1,050	1,173
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.759%, 06/11/2041 (A) (B)	11,913	43
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	139	140
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.433%, 03/11/2039 (A)	300	315
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.572%, 04/12/2038 (A)	4,631	4,882
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	288	310
CAM Mortgage Trust, Ser 2014-1, Cl A
3.352%, 12/15/2053 (B)	57	57
CAM Mortgage Trust, Ser 2014-2, Cl A
2.600%, 05/15/2048 (B)	417	417
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.226%, 07/15/2044 (A)	600	622
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.347%, 01/15/2046 (A)	200	211
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.086%, 01/15/2046 (A) (B)	61,709	51
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	89	91
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.374%, 12/11/2049 (A) (B)	36,124	276
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	2,670	2,996

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.105%, 06/15/2031 (A) (B)	$1,360	$1,358
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.478%, 02/25/2037 (A)	180	180
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.542%, 02/25/2037 (A)	127	127
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.592%, 07/25/2037 (A)	280	280
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A1
0.435%, 01/25/2035 (A) (B)	30	27
CHL Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	416	435
CHL Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.687%, 12/25/2033 (A)	355	357
CHL Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	627	657
CHL Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.572%, 08/25/2018 (A)	27	28
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.903%, 08/25/2034 (A)	458	460
CHL Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.480%, 09/25/2034 (A)	54	39
CHL Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	394	424
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	263	271
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	517	503
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	449
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	949	987
Citigroup Commercial Mortgage Trust, Ser GC8, Cl XA, IO
2.224%, 09/10/2045 (A) (B)	7,838	840
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.864%, 02/25/2034 (A)	47	46
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.418%, 05/25/2034 (A) (B)	449	463
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.615%, 08/25/2034 (A)	129	125
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035 (B)	252	263

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.676%, 11/25/2038 (A) (B)	$577	$579
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.417%, 09/25/2033 (A) (B)	368	373
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (B)	473	492
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (B)	903	939
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (B)	137	138
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	1,070	1,102
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	1,148	1,181
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	654	635
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	975	1,039
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	520	567
COMM Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	952	974
COMM Mortgage Trust, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	600	609
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	1,496	1,623
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	927	956
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	469
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	1,367	1,430
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	204
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.086%, 10/10/2046 (A)	90	96
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	1,469	1,558
COMM Mortgage Trust, Ser 2014-CCRE18, Cl ASB
3.452%, 07/15/2047	808	836
COMM Mortgage Trust, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	1,460	1,517

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2014-LC15, Cl XA, IO
1.431%, 04/10/2047 (A)	$18,530	$1,609
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.305%, 06/15/2034 (A)	1,960	1,959
COMM Mortgage Trust, Ser 2014-SAVS, Cl D
3.255%, 06/15/2034 (A)	2,080	2,080
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.002%, 02/13/2032 (A)	550	550
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.438%, 03/10/2047 (A)	15,616	1,446
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 07/10/2024	3,678	3,778
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.731%, 08/10/2049 (A)	1,280	1,318
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	3,294	3,410
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
1.922%, 08/15/2045 (A)	1,196	125
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	89
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.091%, 11/17/2026 (A) (B)	300	302
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR7, Cl A4
3.213%, 03/10/2046	345	349
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	471	479
Commercial Mortgage Trust, Ser 2006-GG7, Cl AM
5.820%, 07/10/2038 (A)	1,160	1,246
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.015%, 06/25/2040	1,186	165
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,316	1,410
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,396	1,399
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	120	122
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	467	493
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.218%, 08/25/2035 (A)	603	411
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2005-R3, Cl AF
0.555%, 09/25/2035 (A)	3,038	2,729

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Commercial Mortgage Trust, Ser 2006-C2, Cl A3
5.669%, 03/15/2039 (A)	$825	$869
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,465	1,595
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	545	558
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	246	252
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	185	195
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	268	277
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	378	414
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	447	484
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.410%, 06/25/2034 (A)	327	323
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	258	259
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	410
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	951	971
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (B)	164	166
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.572%, 07/28/2036 (A) (B)	417	419
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.151%, 03/27/2046 (A) (B)	749	752
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
2.357%, 07/27/2037 (A) (B)	575	572
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl A
1.050%, 04/15/2016	673	674
CSMC Trust, Ser 2010-16, Cl A3 3.657%, 06/25/2050 (A) (B)	400	408
CSMC, Ser 2011-1R, Cl A1
1.151%, 02/27/2047 (A) (B)	128	128
CSMC, Ser 2012-11R, Cl A6
1.155%, 06/28/2047 (A) (B)	3,362	3,221
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	2,845	3,140
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	2,110	2,184

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	$1,829	$2,018
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.417%, 08/10/2044 (A) (B)	6,437	165
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2005-1, Cl 2A1
5.740%, 02/25/2020 (A) (B)	161	167
Deutsche Mortgage Securities Mortgage Loan Resecuritization Trust, Ser 2009-RS2, Cl 4A1
0.282%, 04/26/2037 (A) (B)	34	33
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.956%, 11/19/2044 (A)	1,360	1,185
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.705%, 02/25/2048 (A) (B)	1,638	1,639
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	63	63
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.805%, 04/25/2024 (A)	10,500	10,384
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.807%, 08/25/2024 (A)	2,095	2,107
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.197%, 09/25/2034 (A)	389	383
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024 (A)	1,343	1,335
FREMF Mortgage Trust, Ser 2014 K36C, Cl C
4.360%, 12/25/2046 (A) (B)	1,030	1,046
GE Business Loan Trust, Ser 2003-2A, Cl A
0.525%, 11/15/2031 (A) (B)	2,774	2,663
GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	75	76
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,011
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	500	506
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	637	660
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,803
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.950%, 10/19/2033 (A)	846	844
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	294	306
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	401	414

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	$332	$349
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	116	120
GreenPoint Mortgage Funding Trust, Ser 2005-HY1, Cl 1A1A
0.425%, 07/25/2035 (A)	6,347	6,091
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	220	222
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	875	901
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	722	730
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,045
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.779%, 11/10/2039 (A) (B)	9,340	91
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.704%, 08/10/2044 (A) (B)	2,102	134
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	676	731
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AAB
3.813%, 11/10/2046	2,356	2,488
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	720	794
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	2,339	2,488
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	865	904
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	1,876	1,961
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	291	294
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	3	3
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.505%, 09/25/2035 (A) (B)	453	387
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.823%, 09/25/2035 (A) (B)	362	50
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	343	357
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.655%, 06/25/2035 (A)	51	49

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	$72	$72
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.605%, 10/25/2034 (A)	608	613
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.455%, 05/25/2035 (A)	260	260
Impac CMB Trust, Ser 2007-A, Cl M1
0.555%, 05/25/2037 (A)	2,816	2,666
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	453	474
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.505%, 05/25/2036 (A)	342	340
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.505%, 08/25/2036 (A)	749	738
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	4,799	5,466
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
2.779%, 11/25/2037 (A)	1,083	1,035
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.702%, 10/25/2034 (A)	20	21
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.015%, 09/25/2034 (A)	32	30
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.955%, 11/25/2034 (A)	52	47
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	410	439
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	230	249
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	730	753
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	1,264	1,312
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.714%, 09/15/2047 (A)	1,020	1,019
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	145	145
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl AJ
5.390%, 08/12/2037 (A)	700	716
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	154	155
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.410%, 06/12/2043 (A)	41,058	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
6.060%, 04/15/2045 (A)	$3,105	$3,310
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	484	517
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.310%, 05/15/2047 (A)	313	312
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	5,610	5,858
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	147	159
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.879%, 02/12/2051 (A)	475	531
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD11, Cl A2
5.790%, 06/15/2049 (A)	432	432
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	3,667	3,943
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	796	828
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	669	693
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	1,511	1,502
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl XA, IO
1.935%, 12/15/2047 (A)	6,137	608
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl ASB
3.461%, 07/15/2047	1,468	1,518
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.237%, 12/15/2044 (A)	7,000	7,260
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	702	733
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.505%, 07/25/2034 (A)	94	97
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.071%, 06/25/2034 (A)	1,257	1,249
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.579%, 09/25/2034 (A)	88	91
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.792%, 02/25/2035 (A)	413	418
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.685%, 04/25/2035 (A)	184	185

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.722%, 06/25/2035 (A)	$524	$530
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.504%, 08/25/2034 (A)	703	703
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.748%, 11/25/2033 (A)	743	742
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.576%, 08/25/2034 (A)	349	353
JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
2.604%, 09/26/2036 (A) (B)	215	217
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (B)	155	155
KGS-Alpha Capital, Ser 2012-A, Cl A, IO
0.859%, 08/27/2037 (A) (B)	7,720	296
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.893%, 07/15/2044 (A)	380	421
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	13	13
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	350	364
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.534%, 02/15/2041 (A) (B)	22,467	93
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.029%, 06/15/2038 (A)	435	466
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2
5.300%, 11/15/2038	7,274	7,487
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	132	143
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	162
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.370%, 09/15/2045 (A)	410	464
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.455%, 12/25/2035 (A)	1,558	906
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.212%, 11/27/2037 (A) (B)	300	303
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.635%, 11/21/2034 (A)	1,103	1,126
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.635%, 11/21/2034 (A)	7,912	8,121
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	1,297	1,378
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035	114	91

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.590%, 06/25/2034 (A)	$20	$19
MASTR Alternative Loan Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	201	201
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	545	463
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	506	533
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	27	28
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	184	185
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,201	2,244
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.505%, 05/25/2035 (A) (B)	445	367
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.561%, 10/25/2032 (A)	10	10
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.436%, 10/25/2032 (A)	82	83
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.583%, 07/25/2033 (A)	110	113
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.147%, 12/25/2034 (A)	405	397
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A2
0.832%, 04/25/2029 (A)	242	235
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.393%, 02/25/2034 (A)	125	127
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A)	882	891
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.463%, 08/25/2034 (A)	213	220
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
1.989%, 05/25/2029 (A)	352	357
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.049%, 09/25/2029 (A)	284	280
Merrill Lynch Mortgage Investors Trust, Ser 2005-1, Cl 2A1
2.127%, 04/25/2035 (A)	41	39
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.462%, 02/25/2036 (A)	267	255
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	4	4

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.367%, 01/12/2044 (A)	$480	$502
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.673%, 05/12/2039 (A)	505	535
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.840%, 06/12/2050 (A)	30	33
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.743%, 06/12/2050 (A)	1,904	2,081
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.274%, 12/12/2049 (A) (B)	14,433	163
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	3,137	3,359
ML-CFC Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	830	902
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	330
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	609	615
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.871%, 08/15/2045 (A) (B)	5,040	444
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	2,077	2,071
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	2,496	2,516
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A3
3.967%, 07/15/2046 (A)	2,069	2,209
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/2046 (A)	1,600	1,712
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	205
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	882	923
Morgan Stanley Capital I Trust, Ser 2005-T17, Cl A5
4.780%, 12/13/2041	4,639	4,652
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	2,007	2,084
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.516%, 07/13/2029 (A) (B)	4,970	5,086
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.560%, 07/13/2029 (A) (B)	4,270	4,368
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	1,000	1,039

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.984%, 08/12/2041 (A)	$7,350	$7,874
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.220%, 02/12/2044 (A) (B)	33,465	140
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.909%, 06/11/2049 (A)	975	1,078
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.654%, 06/11/2042 (A)	300	331
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	364
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.693%, 04/25/2034 (A)	395	417
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	24	17
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	860	862
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	1,751	1,760
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (B)	400	346
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	1,859	1,851
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.634%, 05/25/2036 (A)	402	366
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.520%, 03/26/2036 (A) (B)	390	390
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.305%, 07/25/2036 (A) (B)	2,574	2,540
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.355%, 08/25/2029 (A) (B)	788	789
Northstar, Ser 2013-1A, Cl A
2.005%, 08/25/2029 (A) (B)	744	745
Northstar, Ser 2013-1A, Cl B
5.155%, 08/25/2029 (A) (B)	500	505
ORES NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	481	481
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	157	165
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	45	36
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035	1,937	1,952
RALI Trust, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	728	744
RALI Trust, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	162	166

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RALI Trust, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	$277	$291
RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,585	1,623
RALI Trust, Ser 2005-QO2, Cl A1
1.478%, 09/25/2045 (A)	789	654
RALI Trust, Ser 2005-QO5, Cl A1
1.118%, 01/25/2046 (A)	1,121	813
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	105	111
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	425	437
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	39	37
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/13/2032 (A) (B)	902	946
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (B)	97	97
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (B)	431	438
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.305%, 09/26/2036 (A) (B)	585	554
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (B)	662	682
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	645	678
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	246	261
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.504%, 12/25/2034 (A)	989	1,007
RFMSI Trust, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	221	227
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.618%, 09/25/2033 (A)	348	355
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.649%, 01/20/2035 (A)	540	494
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (B)	449	467
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (B)	1,000	1,048
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A) (B)	700	746
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	764	775
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (B)	800	837
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	1,062	1,062

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A) (B)	$432	$432
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A) (B)	330	335
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A) (B)	253	259
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A) (B)	121	125
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	1,024	1,023
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.371%, 06/25/2034 (A)	200	199
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.475%, 10/25/2035 (A)	3,372	2,871
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.355%, 02/25/2024 (A)	1,580	1,604
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.636%, 04/19/2035 (A)	3,787	3,510
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.486%, 10/19/2034 (A)	256	244
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2001-15A, Cl 4A1
2.185%, 10/25/2031 (A)	50	50
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-16, Cl A3
0.655%, 06/25/2033 (A)	150	145
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.453%, 11/25/2033 (A)	98	101
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	476	487
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	517	531
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.428%, 10/25/2033 (A)	6,125	6,131
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.615%, 12/25/2033 (A)	153	154
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.795%, 09/25/2043 (A)	393	386
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.561%, 08/15/2039 (A)	599	603

19	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.477%, 05/10/2045 (A) (B)	$5,639	$700
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	866	874
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	416	430
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.775%, 05/10/2063 (A) (B)	3,631	305
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	2,058	2,067
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	100	99
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	492	494
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	1,800	1,811
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	1,541	1,771
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (B)	1,000	1,056
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	877	868
VOLT CMO, Ser 2013-NPL5, Cl A1
3.625%, 04/25/2055	515	516
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl B
5.287%, 03/15/2042 (A)	1,780	1,813
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	118	121
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.280%, 12/15/2044 (A)	958	995
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (A)	20	21
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.185%, 06/15/2045 (A) (B)	79,758	112
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	560	602
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.501%, 01/25/2033 (A)	257	261
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR6, Cl A
1.518%, 06/25/2042 (A)	21	21
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.422%, 10/25/2033 (A)	300	307

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.438%, 06/25/2033 (A)	$298	$300
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.301%, 08/25/2033 (A)	247	250
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.413%, 08/25/2033 (A)	171	177
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.410%, 09/25/2033 (A)	534	553
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.442%, 09/25/2033 (A)	194	197
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	83	84
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	114	116
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
17.036%, 06/25/2033 (A)	52	60
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	974	1,001
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A1
2.378%, 06/25/2034 (A)	157	160
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.378%, 06/25/2034 (A)	206	210
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	280	289
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	580	608
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.445%, 10/25/2045 (A)	2,626	2,503
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A2
0.435%, 11/25/2045 (A)	4,236	3,798
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
0.445%, 12/25/2045 (A)	3,916	3,692
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.188%, 01/25/2046 (A)	2,513	1,031
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.167%, 10/25/2046 (A)	940	880

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
2.049%, 11/25/2036 (A)	$291	$256
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
0.928%, 12/25/2046 (A)	428	198
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.167%, 12/25/2046 (A)	431	419
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-HY1, Cl 1A1
2.194%, 02/25/2037 (A)	3,391	2,834
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	493	104
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033	71	64
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033	188	166
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	60	64
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A)	234	236
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034	218	229
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.490%, 11/25/2033 (A)	291	296
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.490%, 02/25/2034 (A)	203	205
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.626%, 05/25/2034 (A)	48	49
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.612%, 12/25/2034 (A)	404	412
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.612%, 12/25/2034 (A)	269	275
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.551%, 12/25/2034 (A)	134	136
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.551%, 12/25/2034 (A)	200	204
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.620%, 07/25/2034 (A)	460	466

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.562%, 08/25/2034 (A)	$111	$113
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A)	790	807
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.608%, 10/25/2034 (A)	361	365
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.608%, 10/25/2034 (A)	288	294
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.355%, 08/25/2035 (A)	286	293
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.620%, 03/25/2035 (A)	1,671	1,699
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.605%, 06/25/2035 (A)	531	535
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.612%, 10/25/2033 (A)	169	172
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.583%, 11/25/2036 (A)	426	423
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.618%, 04/25/2036 (A)	472	473
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021	562	562
WFLD Mortgage Trust, Ser 2014-MONT, Cl A
3.880%, 08/10/2031	1,650	1,706
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl D
5.647%, 02/15/2044 (A) (B)	970	1,031
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.100%, 02/15/2044 (A)	7,962	264
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	600	655
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.955%, 12/15/2045 (A)	7,385	768
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	2,420	2,498
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.581%, 06/15/2045 (A) (B)	3,136	287
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,752
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.645%, 03/15/2048 (A) (B)	14,881	1,271
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.509%, 03/15/2047 (A)	5,364	439

21	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	$2,180	$2,224
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.360%, 08/15/2047 (A)	16,170	1,335

		403,429

Total Mortgage-Backed Securities (Cost $2,147,424) ($ Thousands)		2,192,986

CORPORATE OBLIGATIONS — 23.5%

Consumer Discretionary — 1.4%
21st Century Fox America
8.875%, 04/26/2023	200	271
7.700%, 10/30/2025	200	264
7.300%, 04/30/2028	500	632
6.200%, 12/15/2034	265	328
Bed Bath & Beyond
5.165%, 08/01/2044	800	832
4.915%, 08/01/2034	190	198
Best Buy
5.000%, 08/01/2018	237	244
CBS
5.750%, 04/15/2020	92	106
4.900%, 08/15/2044	135	139
4.300%, 02/15/2021	250	270
Comcast
6.950%, 08/15/2037	1,040	1,437
6.550%, 07/01/2039	340	454
6.500%, 01/15/2017	300	339
6.500%, 11/15/2035	300	395
6.450%, 03/15/2037	200	262
5.850%, 11/15/2015	648	689
4.950%, 06/15/2016	935	1,004
4.650%, 07/15/2042	170	182
4.250%, 01/15/2033	390	405
4.200%, 08/15/2034	1,535	1,577
3.600%, 03/01/2024	4,140	4,297
3.125%, 07/15/2022	133	136
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	960
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	180
Cox Communications
6.950%, 06/01/2038 (B)	40	50
4.700%, 12/15/2042 (B)	10	10
CVS Caremark
6.125%, 09/15/2039	140	179
5.750%, 05/15/2041	280	343
4.125%, 05/15/2021	360	391
2.750%, 12/01/2022	230	225
2.250%, 12/05/2018	1,715	1,732
CVS Lease Pass-Through
6.036%, 12/10/2028 (B)	2,203	2,555
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	312	368
5.880%, 01/10/2028	148	169
5.789%, 01/10/2026 (B)	1,562	1,770
Daimler Finance North America LLC
2.625%, 09/15/2016 (B)	389	401
2.375%, 08/01/2018 (B)	4,410	4,505
1.875%, 09/15/2014 (B)	1,661	1,662
1.875%, 01/11/2018 (B)	1,241	1,250
1.650%, 04/10/2015 (B)	337	339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.125%, 03/10/2017 (B)	$2,585	$2,581
DIRECTV Holdings
4.450%, 04/01/2024 (C)	1,655	1,776
3.800%, 03/15/2022	1,695	1,767
Discovery Communications
4.950%, 05/15/2042	115	121
4.375%, 06/15/2021	344	375
Ford Motor
4.750%, 01/15/2043 (C)	2,160	2,261
Gap
5.950%, 04/12/2021	514	596
General Motors
4.875%, 10/02/2023 (C)	1,090	1,166
3.500%, 10/02/2018	1,670	1,705
Historic TW
9.150%, 02/01/2023	500	698
Johnson Controls
5.250%, 12/01/2041	440	483
4.950%, 07/02/2064	400	413
4.625%, 07/02/2044	730	745
4.250%, 03/01/2021	265	286
3.750%, 12/01/2021	289	302
Kohl’s
6.250%, 12/15/2017	255	291
Lowe’s MTN
7.110%, 05/15/2037	400	550
5.125%, 11/15/2041	48	55
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	2,227	2,248
Macy’s Retail Holdings
7.450%, 07/15/2017	120	140
6.900%, 04/01/2029	100	128
5.125%, 01/15/2042	54	59
4.300%, 02/15/2043	153	147
2.875%, 02/15/2023	232	226
McDonald’s MTN
5.350%, 03/01/2018	1,200	1,355
NBCUniversal Media LLC
5.950%, 04/01/2041	200	251
4.375%, 04/01/2021	150	166
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	255	255
QVC
5.950%, 03/15/2043	50	54
Time Warner
7.700%, 05/01/2032	2,530	3,572
7.625%, 04/15/2031	3,085	4,272
6.500%, 11/15/2036	50	63
6.250%, 03/29/2041	392	480
5.375%, 10/15/2041	37	41
4.750%, 03/29/2021	920	1,020
4.700%, 01/15/2021	670	740
Time Warner Cable
8.250%, 04/01/2019	3,525	4,435
7.300%, 07/01/2038	400	555
6.750%, 07/01/2018	120	141
6.550%, 05/01/2037	2,821	3,614
5.875%, 11/15/2040	350	422
5.500%, 09/01/2041	108	125
4.500%, 09/15/2042	140	142
4.125%, 02/15/2021	110	119
4.000%, 09/01/2021	326	350
Time Warner Entertainment
8.375%, 03/15/2023	232	315

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.375%, 07/15/2033	$1,380	$2,075
Viacom
5.250%, 04/01/2044	1,520	1,634
4.250%, 09/01/2023	1,120	1,179
3.875%, 12/15/2021	294	310
3.250%, 03/15/2023	44	44
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (B)	1,280	1,278
Volkswagen International Finance
2.375%, 03/22/2017 (B)	146	150
1.125%, 11/18/2016 (B)	2,835	2,846
Wal-Mart Stores
5.800%, 02/15/2018	1,760	2,013
4.300%, 04/22/2044	3,240	3,396
3.300%, 04/22/2024	175	179
Walt Disney MTN
0.450%, 12/01/2015	125	125
Yum! Brands
5.350%, 11/01/2043	885	993

		89,378

Consumer Staples — 1.2%
Altria Group
9.950%, 11/10/2038	290	493
9.250%, 08/06/2019	2,120	2,789
5.375%, 01/31/2044	1,820	2,021
4.750%, 05/05/2021	1,260	1,404
4.000%, 01/31/2024	190	198
2.850%, 08/09/2022	1,690	1,653
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	1,035	1,014
2.150%, 02/01/2019	2,085	2,108
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	4,736	5,844
5.375%, 01/15/2020	2,360	2,719
2.500%, 07/15/2022	2,086	2,044
Bunge Finance
8.500%, 06/15/2019	350	438
5.900%, 04/01/2017	107	119
Cargill
6.000%, 11/27/2017 (B)	500	567
Coca-Cola
2.450%, 11/01/2020	560	566
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,046
ConAgra Foods
2.100%, 03/15/2018	69	69
1.900%, 01/25/2018	1,900	1,900
1.300%, 01/25/2016	81	82
Diageo Capital
4.828%, 07/15/2020	300	338
Diageo Investment
2.875%, 05/11/2022	3,730	3,730
ERAC USA Finance LLC
6.700%, 06/01/2034 (B)	221	285
5.625%, 03/15/2042 (B)	1,771	2,075
3.850%, 11/15/2024 (B)	565	577
2.750%, 03/15/2017 (B)	175	181
1.400%, 04/15/2016 (B)	11	11
Heineken
1.400%, 10/01/2017 (B)	1,010	1,006
Imperial Tobacco Finance
2.050%, 02/11/2018 (B)	790	791

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kimberly-Clark
2.400%, 03/01/2022	$36	$35
Kraft Foods
5.375%, 02/10/2020 (C)	1,851	2,117
Kraft Foods Group
6.500%, 02/09/2040	700	897
6.125%, 08/23/2018	700	808
5.375%, 02/10/2020	982	1,117
5.000%, 06/04/2042	176	191
3.500%, 06/06/2022	3,965	4,079
Kroger
7.500%, 04/01/2031	610	828
6.900%, 04/15/2038	570	761
6.150%, 01/15/2020	525	615
5.400%, 07/15/2040	45	51
2.200%, 01/15/2017	80	82
Lorillard Tobacco
8.125%, 06/23/2019	570	709
3.750%, 05/20/2023	770	766
Molson Coors Brewing
3.500%, 05/01/2022	220	226
Mondelez International
4.000%, 02/01/2024 (C)	4,490	4,720
Novartis Capital
2.400%, 09/21/2022	200	195
PepsiCo
7.900%, 11/01/2018	339	418
3.000%, 08/25/2021	181	186
1.250%, 08/13/2017	359	360
Pernod Ricard
5.750%, 04/07/2021 (B)	1,857	2,147
5.500%, 01/15/2042 (B) (C)	1,400	1,612
4.450%, 01/15/2022 (B)	1,890	2,032
Philip Morris International
2.900%, 11/15/2021	1,750	1,781
2.500%, 08/22/2022 (C)	1,530	1,497
Reynolds American
6.150%, 09/15/2043	640	746
3.250%, 11/01/2022	810	793
SABMiller Holdings
2.450%, 01/15/2017 (B)	200	206
Tyson Foods
4.875%, 08/15/2034	275	289
4.500%, 06/15/2022	1,390	1,502
3.950%, 08/15/2024	1,103	1,129
Walgreen
3.100%, 09/15/2022	234	232
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	1,900	1,961
2.900%, 10/21/2019 (B)	2,738	2,808
2.400%, 10/21/2018 (B)	1,050	1,067
2.000%, 10/20/2017 (B)	550	557

		76,588

Energy — 2.6%
Access Midstream Partners
4.875%, 05/15/2023	1,830	1,926
Alberta Energy
7.375%, 11/01/2031	200	268
Anadarko Holding
7.150%, 05/15/2028	150	196
Anadarko Petroleum
8.700%, 03/15/2019	150	191
6.950%, 06/15/2019	90	109

23	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.375%, 09/15/2017	$2,430	$2,771
ANR Pipeline
9.625%, 11/01/2021	100	143
Apache
6.900%, 09/15/2018	180	214
5.625%, 01/15/2017	370	408
4.750%, 04/15/2043	115	122
3.250%, 04/15/2022	56	57
Baker Hughes
7.500%, 11/15/2018	2,020	2,472
5.125%, 09/15/2040	81	94
BG Energy Capital
5.125%, 10/15/2041 (B)	200	225
4.000%, 10/15/2021 (B)	2,775	2,958
BP Capital Markets
3.875%, 03/10/2015	630	642
3.561%, 11/01/2021	110	115
3.245%, 05/06/2022 (C)	1,480	1,510
2.248%, 11/01/2016	159	163
1.846%, 05/05/2017	429	437
1.375%, 11/06/2017	132	132
Burlington Resources
8.200%, 03/15/2025	400	552
Canadian Natural Resources
7.200%, 01/15/2032	150	203
6.450%, 06/30/2033	200	256
5.700%, 05/15/2017	228	254
Canadian Oil Sands
6.000%, 04/01/2042 (B)	758	904
Cenovus Energy
4.450%, 09/15/2042	77	78
3.000%, 08/15/2022	45	45
Chevron
3.191%, 06/24/2023	95	98
2.355%, 12/05/2022	160	156
Cimarex Energy
4.375%, 06/01/2024	1,445	1,501
CNOOC Finance 2013
3.000%, 05/09/2023	253	240
1.125%, 05/09/2016	200	200
CNOOC Nexen Finance
1.625%, 04/30/2017	2,125	2,121
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	292	304
Conoco Funding
6.950%, 04/15/2029	995	1,373
ConocoPhillips
6.000%, 01/15/2020	460	546
5.750%, 02/01/2019	50	58
Continental Resources
4.500%, 04/15/2023	1,685	1,820
3.800%, 06/01/2024 (B)	210	214
DCP Midstream Operating
2.700%, 04/01/2019	1,325	1,343
Devon Energy
6.300%, 01/15/2019	330	386
5.600%, 07/15/2041	1,690	1,983
4.750%, 05/15/2042	157	166
3.250%, 05/15/2022 (C)	2,490	2,537
Devon Financing
7.875%, 09/30/2031	520	743
Diamond Offshore Drilling
4.875%, 11/01/2043 (C)	730	747

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ecopetrol
7.375%, 09/18/2043	$645	$824
5.875%, 05/28/2045	2,000	2,157
El Paso
6.950%, 06/01/2028	2,250	2,539
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	3,327	3,870
4.300%, 05/01/2024	1,435	1,468
4.100%, 11/15/2015	1,470	1,524
Encana
6.500%, 05/15/2019	250	294
5.150%, 11/15/2041	2,525	2,799
Energy Transfer Partners
8.250%, 11/15/2029	4,295	6,132
5.950%, 10/01/2043	580	653
3.257%, 11/01/2066 (A)	485	452
Eni
5.700%, 10/01/2040 (B)	900	1,030
Enterprise Products Operating LLC
5.100%, 02/15/2045	32	35
3.900%, 02/15/2024	99	103
EOG Resources
4.100%, 02/01/2021	300	327
2.625%, 03/15/2023	88	86
Equities Midstream Partners
4.000%, 08/01/2024	1,140	1,150
Halliburton
6.150%, 09/15/2019	300	356
Hess
8.125%, 02/15/2019	2,200	2,743
7.875%, 10/01/2029	215	301
Kerr-McGee
6.950%, 07/01/2024	2,620	3,352
Kinder Morgan Energy Partners
5.000%, 08/15/2042	355	350
5.000%, 03/01/2043	565	554
4.150%, 02/01/2024 (C)	1,020	1,037
Nabors Industries
5.000%, 09/15/2020 (C)	310	347
National Oilwell Varco
1.350%, 12/01/2017	81	81
Newfield Exploration
5.625%, 07/01/2024	1,595	1,756
Noble Energy
5.250%, 11/15/2043	150	168
4.150%, 12/15/2021	2,080	2,236
Noble Holding International
5.250%, 03/15/2042	119	125
3.950%, 03/15/2022	40	41
Occidental Petroleum
3.125%, 02/15/2022	1,060	1,079
2.700%, 02/15/2023	294	288
1.750%, 02/15/2017	153	155
ONEOK Partners
2.000%, 10/01/2017	1,135	1,149
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,424
Petrobras Global Finance
6.250%, 03/17/2024	2,284	2,510
4.875%, 03/17/2020	1,420	1,475
4.375%, 05/20/2023	196	193
3.000%, 01/15/2019 (C)	1,025	1,010
1.852%, 05/20/2016 (A)	2,110	2,110

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras International Finance
7.875%, 03/15/2019	$200	$233
6.750%, 01/27/2041	150	167
6.125%, 10/06/2016	700	758
5.750%, 01/20/2020	1,127	1,215
5.375%, 01/27/2021	4,680	4,934
3.875%, 01/27/2016	1,480	1,521
Petro-Canada
7.875%, 06/15/2026	100	137
6.800%, 05/15/2038	250	336
6.050%, 05/15/2018	260	299
Petroleos Mexicanos
6.625%, 06/15/2035	5,602	6,904
6.375%, 01/23/2045 (B)	5,223	6,320
5.500%, 06/27/2044	940	1,020
4.875%, 01/18/2024 (B)	81	88
3.500%, 01/30/2023	2,155	2,136
2.254%, 07/18/2018 (A)	695	729
Phillips 66
4.300%, 04/01/2022	57	62
2.950%, 05/01/2017	76	79
QEP Resources
5.375%, 10/01/2022	550	563
Rowan
5.400%, 12/01/2042	736	729
Sabine Pass LNG
7.500%, 11/30/2016	710	771
7.500%, 11/30/2016 (B)	230	246
Schlumberger Investment
3.650%, 12/01/2023	164	173
3.300%, 09/14/2021 (B)	317	331
Shell International Finance
6.375%, 12/15/2038	1,180	1,602
4.375%, 03/25/2020	80	89
4.300%, 09/22/2019	1,000	1,109
3.625%, 08/21/2042	291	275
3.400%, 08/12/2023	2,145	2,216
3.100%, 06/28/2015	165	169
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	900	923
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (B)	2,700	2,838
Southeast Supply Header LLC
4.250%, 06/15/2024 (B)	1,545	1,595
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	881
5.650%, 03/01/2020	400	451
Statoil
5.250%, 04/15/2019	460	525
4.250%, 11/23/2041	80	82
3.150%, 01/23/2022	100	103
3.125%, 08/17/2017	200	211
2.900%, 11/08/2020	3,555	3,656
2.450%, 01/17/2023	159	155
Talisman Energy
7.750%, 06/01/2019	390	481
3.750%, 02/01/2021	1,405	1,454
TC PipeLines
4.650%, 06/15/2021	412	440
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,751
8.000%, 02/01/2016	3,205	3,519

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas Eastern Transmission
2.800%, 10/15/2022 (B)	$415	$397
Tosco
8.125%, 02/15/2030	100	150
7.800%, 01/01/2027	210	298
Total Capital
4.125%, 01/28/2021	74	81
2.300%, 03/15/2016	300	308
Total Capital International
2.875%, 02/17/2022	138	139
2.750%, 06/19/2021	3,340	3,354
2.100%, 06/19/2019	1,810	1,812
1.550%, 06/28/2017	150	152
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	242
6.500%, 08/15/2018	425	501
4.625%, 03/01/2034	4,120	4,462
Transocean
7.350%, 12/15/2041	33	40
6.500%, 11/15/2020	485	549
6.375%, 12/15/2021	122	138
5.050%, 12/15/2016	580	626
Valero Energy
7.500%, 04/15/2032	710	943
Weatherford International
9.875%, 03/01/2039	250	396
6.750%, 09/15/2040	200	249
6.500%, 08/01/2036	83	101
5.950%, 04/15/2042	905	1,042
5.125%, 09/15/2020	110	122
4.500%, 04/15/2022	67	72
Western Gas Partners
5.375%, 06/01/2021	414	471
Williams
8.750%, 03/15/2032	1,284	1,667
7.875%, 09/01/2021	1,194	1,471
7.750%, 06/15/2031	339	410
7.500%, 01/15/2031	9	11
5.750%, 06/24/2044	905	914
4.550%, 06/24/2024	385	388

		161,091

Financials — 11.0%
ACE INA Holdings
5.600%, 05/15/2015	380	393
3.350%, 05/15/2024	2,040	2,066
Aegon
2.722%, 07/29/2049 (A)	2,180	1,935
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	450	615
Allstate
3.150%, 06/15/2023	1,375	1,391
Ally Financial
5.500%, 02/15/2017 (C)	750	801
American Express
7.000%, 03/19/2018	500	589
American Express Credit MTN
2.800%, 09/19/2016	389	404
2.375%, 03/24/2017	120	124
2.250%, 08/15/2019 (C)	7,470	7,493
1.750%, 06/12/2015	3,315	3,350
American Honda Finance
7.625%, 10/01/2018 (B)	150	183

25	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.600%, 09/20/2016 (B)	$246	$255
American International Group
8.175%, 05/15/2058 (A)	375	517
6.400%, 12/15/2020	900	1,085
6.250%, 03/15/2037	3,530	3,980
4.500%, 07/16/2044	330	340
American Tower ‡
5.050%, 09/01/2020	982	1,082
4.500%, 01/15/2018	924	997
3.500%, 01/31/2023	871	858
3.450%, 09/15/2021	1,430	1,432
American Tower Trust I
1.551%, 03/15/2018 ‡ (B)	135	134
Anadarko Finance
7.500%, 05/01/2031	240	333
ANZ New Zealand International MTN
3.125%, 08/10/2015 (B)	190	194
Aon
6.250%, 09/30/2040	79	101
3.500%, 09/30/2015	46	47
3.125%, 05/27/2016	235	244
Associates Corp of North America
6.950%, 11/01/2018	418	494
Assurant
2.500%, 03/15/2018	1,480	1,494
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (B)	137	155
4.500%, 03/19/2024 (B)	1,600	1,660
3.250%, 03/01/2016 (B)	200	208
2.400%, 11/23/2016 (B)	453	468
0.494%, 10/29/2049 (A)	1,400	931
AvalonBay Communities MTN ‡
3.950%, 01/15/2021	1,500	1,611
Bank of America MTN
7.625%, 06/01/2019	175	214
6.875%, 04/25/2018	980	1,144
6.500%, 08/01/2016	5,375	5,908
6.400%, 08/28/2017	1,600	1,818
6.100%, 06/15/2017	6,825	7,639
6.000%, 09/01/2017	1,685	1,891
5.750%, 12/01/2017	235	264
5.700%, 05/02/2017	1,870	2,061
5.650%, 05/01/2018 (C)	1,350	1,518
5.625%, 10/14/2016	7,865	8,578
5.625%, 07/01/2020	555	636
5.420%, 03/15/2017	4,530	4,946
5.000%, 05/13/2021	75	84
5.000%, 01/21/2044	3,130	3,401
4.875%, 04/01/2044 (C)	1,830	1,958
4.500%, 04/01/2015	5,460	5,585
4.200%, 08/26/2024	3,410	3,461
4.125%, 01/22/2024 (C)	690	717
4.100%, 07/24/2023	452	472
4.000%, 04/01/2024	2,110	2,175
3.300%, 01/11/2023	1,313	1,302
1.500%, 10/09/2015	4,900	4,945
0.531%, 06/15/2017 (A)	2,710	2,688
0.511%, 06/15/2016 (A)	2,700	2,684
Bank of Montreal MTN
2.550%, 11/06/2022	511	498
1.400%, 09/11/2017	689	690
1.300%, 10/31/2014 (B)	321	322
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	178

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.550%, 09/23/2021	$144	$152
3.400%, 05/15/2024	5,665	5,801
3.100%, 01/15/2015	125	126
2.950%, 06/18/2015 (C)	500	511
2.400%, 01/17/2017	398	410
Bank of Nova Scotia
3.400%, 01/22/2015	478	484
1.650%, 10/29/2015 (B)	355	360
1.375%, 12/18/2017	300	299
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)	317	321
2.350%, 02/23/2017 (B)	295	303
Barclays Bank
6.050%, 12/04/2017 (B)	850	956
5.000%, 09/22/2016	4,970	5,366
2.500%, 09/21/2015 (B)	365	373
2.250%, 05/10/2017 (B)	221	227
0.563%, 08/07/2049 (A)	380	260
BB&T MTN
6.850%, 04/30/2019	115	139
4.900%, 06/30/2017	400	437
3.950%, 04/29/2016	555	584
Bear Stearns
7.250%, 02/01/2018	3,430	4,040
6.400%, 10/02/2017	3,370	3,846
4.650%, 07/02/2018	3,000	3,285
Berkshire Hathaway
3.750%, 08/15/2021 (C)	488	525
2.200%, 08/15/2016	75	77
2.100%, 08/14/2019	1,290	1,294
Berkshire Hathaway Finance
5.400%, 05/15/2018 (C)	400	452
2.450%, 12/15/2015	187	192
BlackRock
6.250%, 09/15/2017	570	651
3.500%, 03/18/2024	80	82
3.375%, 06/01/2022	100	104
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (B)	1,180	1,388
BNP Paribas MTN
2.375%, 09/14/2017	1,490	1,523
Boston Properties ‡
3.800%, 02/01/2024	129	132
3.125%, 09/01/2023	785	768
BPCE
5.700%, 10/22/2023 (B)	710	786
5.150%, 07/21/2024 (B) (C)	1,550	1,656
4.000%, 04/15/2024	635	658
Branch Banking & Trust
5.625%, 09/15/2016	325	354
Caisse Centrale Desjardins
2.550%, 03/24/2016 (B)	581	598
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (B)	1,000	1,019
Capital One Bank USA
3.375%, 02/15/2023	300	299
Capital One Financial
4.750%, 07/15/2021	375	416
3.500%, 06/15/2023	814	820
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	305
5.850%, 09/01/2017	580	654
2.850%, 06/01/2022	155	155

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CC Holdings GS V LLC
3.849%, 04/15/2023	$245	$249
CDP Financial
4.400%, 11/25/2019 (B)	300	333
Charles Schwab
3.225%, 09/01/2022	100	102
Chase Capital VI
0.865%, 08/01/2028 (A)	1,050	925
Citigroup
8.500%, 05/22/2019	600	760
8.125%, 07/15/2039	400	614
6.125%, 05/15/2018	440	505
6.010%, 01/15/2015	1,574	1,606
6.000%, 08/15/2017	4,345	4,885
5.875%, 01/30/2042	550	677
5.850%, 08/02/2016	300	327
5.500%, 02/15/2017	11,465	12,530
5.500%, 09/13/2025	1,370	1,535
5.375%, 08/09/2020	2,072	2,369
5.300%, 05/06/2044	300	322
4.700%, 05/29/2015	1,488	1,533
4.587%, 12/15/2015	6	6
4.500%, 01/14/2022	151	165
4.000%, 08/05/2024	360	361
3.500%, 05/15/2023	1,080	1,057
3.375%, 03/01/2023	181	182
2.650%, 03/02/2015	989	999
2.500%, 09/26/2018	395	401
2.500%, 07/29/2019	2,595	2,605
1.700%, 07/25/2016	1,685	1,705
1.550%, 08/14/2017	2,390	2,385
1.250%, 01/15/2016	29	29
0.785%, 08/25/2036 (A)	3,239	2,609
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,509
CME Group
3.000%, 09/15/2022	400	402
CNA Financial
5.875%, 08/15/2020	274	318
5.850%, 12/15/2014	200	203
Comerica
3.000%, 09/16/2015	145	148
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (B)	900	1,014
3.750%, 10/15/2014 (B)	780	783
2.250%, 03/16/2017 (B)	378	389
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	2,043	2,707
5.800%, 09/30/2110 (B)	300	350
5.750%, 12/01/2043	710	841
4.625%, 12/01/2023	2,060	2,191
4.500%, 01/11/2021	300	333
3.200%, 03/11/2015 (B)	700	710
Corporate Office Properties ‡
3.700%, 06/15/2021	770	772
Countrywide Financial
6.250%, 05/15/2016	300	325
Credit Agricole
8.375%, 12/31/2049 (A) (B)	3,250	3,774
Credit Suisse NY
6.000%, 02/15/2018	990	1,118
2.300%, 05/28/2019	2,730	2,736
1.375%, 05/26/2017	2,450	2,448

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.555%, 08/24/2015 (A)	$6,000	$5,997
0.474%, 04/10/2015 (A)	2,500	2,504
Crown Castle Towers LLC
3.214%, 08/15/2015 (B)	290	294
DDR ‡
4.625%, 07/15/2022	1,765	1,892
3.375%, 05/15/2023	1,705	1,659
Deutsche Bank
3.700%, 05/30/2024	453	458
1.350%, 05/30/2017	2,440	2,436
DnB Boligkreditt
2.100%, 10/14/2015 (B)	1,057	1,076
Equity Commonwealth ‡
6.650%, 01/15/2018	255	283
5.875%, 09/15/2020	95	103
ERAC USA Finance LLC
5.600%, 05/01/2015 (B)	90	93
4.500%, 08/16/2021 (B)	175	192
ERP Operating ‡
5.750%, 06/15/2017	500	559
5.125%, 03/15/2016	1,000	1,066
4.625%, 12/15/2021	236	262
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,788	2,330
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	5,120	5,855
Federal Realty Investment Trust ‡
3.950%, 01/15/2024	830	869
3.000%, 08/01/2022	1,470	1,466
Fifth Third Bank
1.450%, 02/28/2018	248	246
First Chicago NBD Institutional Capital I
0.783%, 02/01/2027 (A)	3,750	3,305
First Industrial MTN
7.500%, 12/01/2017	1,765	2,039
FMR LLC
6.450%, 11/15/2039 (B)	250	324
Ford Motor Credit LLC
8.125%, 01/15/2020 (C)	1,640	2,082
7.000%, 04/15/2015	4,000	4,159
5.875%, 08/02/2021	3,110	3,655
5.000%, 05/15/2018	206	227
4.207%, 04/15/2016	401	421
3.984%, 06/15/2016	555	583
3.000%, 06/12/2017	1,173	1,217
General Electric Capital MTN
6.875%, 01/10/2039	2,230	3,088
6.750%, 03/15/2032	150	202
6.375%, 11/15/2067 (A)	4,915	5,450
6.150%, 08/07/2037	1,875	2,388
6.000%, 08/07/2019	920	1,083
5.875%, 01/14/2038	1,600	1,989
5.625%, 09/15/2017	800	899
5.625%, 05/01/2018	4,233	4,818
5.550%, 05/04/2020	590	685
5.500%, 01/08/2020	480	554
5.400%, 02/15/2017	1,800	1,982
5.375%, 10/20/2016 (C)	1,500	1,639
5.300%, 02/11/2021	1,753	2,011
4.650%, 10/17/2021	140	157
4.625%, 01/07/2021 (C)	3,640	4,076
4.375%, 09/16/2020	60	66
2.300%, 04/27/2017	600	617
2.250%, 11/09/2015	180	184

27	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.100%, 12/11/2019	$356	$359
0.714%, 08/15/2036 (A) (C)	3,035	2,609
0.618%, 05/05/2026 (A)	1,600	1,501
Glitnir HF
7.451%, 09/14/2016 (B) (D) (E) (F)	500	—
6.693%, 06/15/2016 (B) (E)	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	10,475
Goldman Sachs Group
7.500%, 02/15/2019	1,520	1,837
6.750%, 10/01/2037 (C)	4,672	5,763
6.250%, 09/01/2017	710	804
6.250%, 02/01/2041	2,885	3,614
6.150%, 04/01/2018	7,800	8,887
6.000%, 06/15/2020 (C)	2,795	3,252
5.950%, 01/18/2018	1,190	1,343
5.750%, 10/01/2016	1,505	1,645
5.375%, 03/15/2020	540	610
5.250%, 07/27/2021 (C)	9,760	10,999
3.850%, 07/08/2024	1,810	1,841
3.625%, 02/07/2016	470	488
3.625%, 01/22/2023	178	181
0.632%, 07/22/2015 (A)	45	45
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (B)	606	620
HBOS MTN
6.750%, 05/21/2018 (B)	5,100	5,844
HCP MTN ‡
6.300%, 09/15/2016	940	1,039
6.000%, 01/30/2017	2,313	2,570
5.375%, 02/01/2021	105	119
3.875%, 08/15/2024	4,506	4,546
2.625%, 02/01/2020	1,004	1,002
Health Care ‡
6.500%, 03/15/2041	1,650	2,125
5.250%, 01/15/2022	1,825	2,050
4.950%, 01/15/2021	6,340	7,057
4.700%, 09/15/2017	225	245
4.500%, 01/15/2024	183	193
Healthcare Realty Trust ‡
6.500%, 01/17/2017	85	95
5.750%, 01/15/2021	60	68
Healthcare Trust of America Holdings ‡
3.375%, 07/15/2021	975	980
Highwoods Properties ‡
7.500%, 04/15/2018	1,339	1,573
Hongkong & Shanghai Banking
0.438%, 07/22/2049 (A)	195	134
HSBC Bank
4.750%, 01/19/2021 (B)	400	449
4.125%, 08/12/2020 (B)	261	284
3.500%, 06/28/2015 (B)	123	126
3.100%, 05/24/2016 (B)	4,770	4,966
1.500%, 05/15/2018 (B)	327	324
0.600%, 06/29/2049 (A)	1,160	806
HSBC Finance
6.676%, 01/15/2021	1,615	1,938
5.500%, 01/19/2016	600	637
HSBC Holdings
5.250%, 03/14/2044	1,130	1,244
5.100%, 04/05/2021	201	230
4.875%, 01/14/2022	300	338
4.250%, 03/14/2024	3,260	3,384
4.000%, 03/30/2022	490	525

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC USA
2.375%, 02/13/2015	$1,846	$1,863
Hyundai Capital America
2.125%, 10/02/2017 (B)	650	659
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	1,200	1,191
ING Bank
5.800%, 09/25/2023 (B)	3,145	3,570
3.750%, 03/07/2017 (B)	457	483
2.000%, 09/25/2015 (B)	200	203
Intercontinental Exchange
2.500%, 10/15/2018	151	154
International Lease Finance
6.750%, 09/01/2016 (B)	5,590	6,114
6.500%, 09/01/2014 (B)	6,200	6,200
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	4,665	4,709
3.625%, 08/12/2015 (B)	940	960
3.125%, 01/15/2016	860	882
2.375%, 01/13/2017	1,839	1,863
Invesco Finance
4.000%, 01/30/2024	171	181
Jefferies Group
8.500%, 07/15/2019	55	69
6.875%, 04/15/2021	35	41
6.450%, 06/08/2027	590	669
6.250%, 01/15/2036	400	429
3.875%, 11/09/2015	171	177
John Deere Capital
5.750%, 09/10/2018	300	346
2.250%, 04/17/2019	930	944
1.700%, 01/15/2020	405	397
1.200%, 10/10/2017	196	195
JPMorgan Chase
6.400%, 05/15/2038	385	499
6.000%, 07/05/2017	3,365	3,788
6.000%, 10/01/2017	9,155	10,356
4.850%, 02/01/2044 (C)	910	995
4.500%, 01/24/2022	750	822
4.350%, 08/15/2021	510	554
3.625%, 05/13/2024	4,120	4,201
3.450%, 03/01/2016	1,015	1,054
3.375%, 05/01/2023	1,340	1,320
0.560%, 06/13/2016 (A)	4,250	4,246
JPMorgan Chase Capital XXIII
1.234%, 05/15/2047 (A)	4,697	3,873
Kaupthing Bank
7.125%, 05/19/2016 (B) (D) (E) (F)	12,000	1
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	1,370	1,340
Lazard Group
6.850%, 06/15/2017	2,910	3,300
Lazard Group LLC
4.250%, 11/14/2020	1,450	1,528
Liberty Mutual Group
6.500%, 05/01/2042 (B)	864	1,072
5.000%, 06/01/2021 (B)	95	105
4.850%, 08/01/2044 (B)	1,310	1,325
Lincoln National
4.850%, 06/24/2021	58	65
Lloyds Bank MTN
5.800%, 01/13/2020 (B)	200	233
M&T Bank
6.875%, 12/29/2049	3,540	3,611

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Macquarie Bank
5.000%, 02/22/2017 (B)	$652	$707
Macquarie Group
7.625%, 08/13/2019 (B)	150	181
6.250%, 01/14/2021 (B)	525	605
6.000%, 01/14/2020 (B)	225	255
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	289
Markel
4.900%, 07/01/2022	880	970
3.625%, 03/30/2023	620	624
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	1,650	2,659
5.375%, 12/01/2041 (B) (C)	66	76
MassMutual Global Funding II
3.125%, 04/14/2016 (B)	100	104
2.500%, 10/17/2022 (B)	363	354
2.100%, 08/02/2018 (B)	105	106
2.000%, 04/05/2017 (B)	120	122
MetLife
7.717%, 02/15/2019	1,750	2,163
6.400%, 12/15/2036	4,360	4,916
3.600%, 04/10/2024	580	597
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)	1,125	1,205
3.650%, 06/14/2018 (B)	490	523
1.700%, 06/29/2015 (B)	497	502
1.500%, 01/10/2018 (B)	2,500	2,492
Mid-America Apartments ‡
4.300%, 10/15/2023	1,130	1,193
3.750%, 06/15/2024	1,530	1,537
Morgan Stanley MTN
7.300%, 05/13/2019	1,275	1,543
6.625%, 04/01/2018 (C)	6,010	6,959
5.950%, 12/28/2017	550	622
5.750%, 10/18/2016	190	208
5.750%, 01/25/2021	235	273
5.625%, 09/23/2019 (C)	2,170	2,480
5.550%, 04/27/2017	514	567
5.500%, 07/28/2021	200	230
5.450%, 01/09/2017	350	383
5.375%, 10/15/2015	1,585	1,666
4.750%, 03/22/2017	300	325
4.200%, 11/20/2014	1,851	1,866
3.875%, 04/29/2024	1,600	1,642
3.750%, 02/25/2023	179	184
2.375%, 07/23/2019	4,320	4,316
0.684%, 10/18/2016 (A)	2,500	2,505
Murray Street Investment Trust I
4.647%, 03/09/2017 (G)	2,625	2,824
National Australia Bank
3.750%, 03/02/2015 (B)	455	463
3.000%, 07/27/2016 (B)	1,000	1,041
National Bank of Canada
2.200%, 10/19/2016 (B)	4,350	4,472
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	40	41
National City
4.900%, 01/15/2015	400	406
National City Bank MTN
5.800%, 06/07/2017	525	587
0.601%, 06/07/2017 (A)	3,000	2,991
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	460	727

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.810%, 12/15/2024 (A) (B)	$4,407	$4,451
New York Life Global Funding
3.000%, 05/04/2015 (B)	400	407
2.150%, 06/18/2019 (B)	293	295
2.100%, 01/02/2019 (B)	1,625	1,634
New York Life Insurance
6.750%, 11/15/2039 (B)	1,355	1,848
Nomura Holdings
6.700%, 03/04/2020	298	358
4.125%, 01/19/2016	150	156
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	3,600	3,610
Nordea Bank
4.875%, 05/13/2021 (B)	2,085	2,280
3.700%, 11/13/2014 (B)	240	242
1.625%, 05/15/2018 (B)	500	498
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	2,470	3,133
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	201
PACCAR Financial MTN
1.600%, 03/15/2017	164	166
1.550%, 09/29/2014	348	348
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	170	183
Pacific Life Insurance
9.250%, 06/15/2039 (B)	560	882
PNC Bank
6.875%, 04/01/2018	250	293
2.250%, 07/02/2019	1,600	1,605
0.800%, 01/28/2016	297	298
PNC Funding
5.125%, 02/08/2020	340	387
2.700%, 09/19/2016	88	91
Post Apartment Homes
4.750%, 10/15/2017	70	76
Pricoa Global Funding I MTN
1.600%, 05/29/2018 (B)	150	149
Principal Life Global Funding I
5.050%, 03/15/2015 (B)	750	768
Private Export Funding
4.375%, 03/15/2019	4,660	5,178
2.125%, 07/15/2016	4,760	4,892
Prudential Holdings
8.695%, 12/18/2023 (B)	2,929	3,732
1.106%, 12/18/2017 (A) (B)	3,900	3,928
Prudential Insurance of America
8.300%, 07/01/2025 (B)	600	819
Reckson Operating Partnership ‡
6.000%, 03/31/2016	95	102
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	659
1.200%, 09/19/2017	1,126	1,122
0.625%, 12/04/2015	2,970	2,975
0.438%, 06/29/2085 (A)	860	596
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,406
Royal Bank of Scotland Group
6.400%, 10/21/2019	1,950	2,293
6.100%, 06/10/2023	1,650	1,801
5.125%, 05/28/2024	995	1,015
2.550%, 09/18/2015	850	865
Santander US Debt SAU
3.724%, 01/20/2015 (B)	1,880	1,899

29	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Security Benefit Life Insurance
8.750%, 05/15/2016 (B)	$5,200	$5,649
Simon Property Group ‡
10.350%, 04/01/2019	520	698
5.650%, 02/01/2020	133	155
4.375%, 03/01/2021	130	143
4.125%, 12/01/2021	108	117
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (B)	322	322
SL Green Realty ‡
7.750%, 03/15/2020	2,000	2,405
SLM MTN
8.450%, 06/15/2018 (C)	530	617
3.875%, 09/10/2015	2,360	2,408
Societe Generale
0.397%, 11/29/2049 (A)	860	581
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (B)	541	530
Stadshypotek
1.875%, 10/02/2019 (B) (C)	1,910	1,889
Standard Chartered
5.700%, 03/26/2044 (B)	4,237	4,676
5.200%, 01/26/2024 (B) (C)	410	444
State Street
4.956%, 03/15/2018	2,560	2,796
3.700%, 11/20/2023	308	324
3.100%, 05/15/2023	24	24
Sumitomo Mitsui Banking MTN
2.250%, 07/11/2019 (C)	2,575	2,583
1.350%, 07/11/2017	2,255	2,253
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	1,035	1,088
SunTrust Banks
2.350%, 11/01/2018	39	39
Svenska Handelsbanken
3.125%, 07/12/2016	282	294
Synchrony Financial
4.250%, 08/15/2024	1,325	1,356
3.000%, 08/15/2019 (C)	1,790	1,816
Tanger Properties ‡
3.875%, 12/01/2023	760	779
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,740	2,344
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	1,660	1,606
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	556
2.200%, 07/29/2015 (B)	295	300
Toyota Motor Credit MTN
3.400%, 09/15/2021	2,690	2,821
2.750%, 05/17/2021	1,795	1,816
2.100%, 01/17/2019	1,105	1,114
2.050%, 01/12/2017	215	220
1.250%, 10/05/2017	2,740	2,734
1.125%, 05/16/2017	3,075	3,073
Travelers
5.900%, 06/02/2019	145	169
Travelers Property Casualty
7.750%, 04/15/2026	300	414
UBS MTN
5.875%, 12/20/2017	303	344
5.750%, 04/25/2018	150	171
3.875%, 01/15/2015	250	253

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UDR MTN ‡
5.250%, 01/15/2015	$75	$76
US Bancorp MTN
4.125%, 05/24/2021	134	147
3.000%, 03/15/2022	67	68
2.875%, 11/20/2014	415	417
2.450%, 07/27/2015	300	306
Ventas Realty ‡
2.700%, 04/01/2020	2,950	2,940
Voya Financial
2.900%, 02/15/2018	350	362
Wachovia
5.750%, 06/15/2017	690	773
Wachovia Capital Trust III
5.570%, 12/31/2049 (A) (C)	4,792	4,696
Wells Fargo
5.625%, 12/11/2017	830	939
5.606%, 01/15/2044	1,700	1,996
5.375%, 11/02/2043	220	250
4.600%, 04/01/2021	500	558
4.480%, 01/16/2024	1,392	1,492
3.676%, 06/15/2016 (G)	1,830	1,924
3.500%, 03/08/2022	250	260
3.450%, 02/13/2023 (C)	1,100	1,108
3.000%, 01/22/2021	3,020	3,090
1.500%, 01/16/2018	800	799
1.250%, 02/13/2015	203	204
Wells Fargo Bank MTN
6.000%, 11/15/2017	4,220	4,799
0.561%, 03/15/2016 (A)	1,200	1,202
Wells Fargo Capital X
5.950%, 12/15/2036	860	877
Westpac Banking
4.875%, 11/19/2019	604	682
2.450%, 11/28/2016 (B)	350	362
Woodbourne Capital Trust I
2.610%, 04/08/2049 (A) (B)	625	350
WR Berkley
4.750%, 08/01/2044	815	819
4.625%, 03/15/2022	761	823
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	6,290	6,746

		683,795

Health Care — 1.1%
AbbVie
4.400%, 11/06/2042	2,290	2,303
2.900%, 11/06/2022	2,090	2,055
1.750%, 11/06/2017	2,047	2,058
Actavis
3.250%, 10/01/2022	112	111
Actavis Funding SCS
4.850%, 06/15/2044 (B)	840	864
3.850%, 06/15/2024 (B)	1,688	1,707
Aetna
6.750%, 12/15/2037	60	81
4.500%, 05/15/2042	71	73
2.200%, 03/15/2019	945	947
Amgen
5.750%, 03/15/2040	237	284
5.700%, 02/01/2019	100	115
5.650%, 06/15/2042	3,435	4,077
5.375%, 05/15/2043	720	828
5.150%, 11/15/2041	2,040	2,257

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.850%, 11/18/2014	$50	$50
4.500%, 03/15/2020	84	92
3.875%, 11/15/2021	200	213
3.625%, 05/22/2024	1,815	1,846
1.250%, 05/22/2017	2,875	2,875
Catholic Health Initiatives
4.350%, 11/01/2042	190	189
Celgene
5.250%, 08/15/2043	635	713
4.625%, 05/15/2044 (C)	730	752
3.625%, 05/15/2024	88	90
2.250%, 05/15/2019	1,435	1,436
1.900%, 08/15/2017	337	341
CHS
8.000%, 11/15/2019	200	217
Express Scripts Holding
2.650%, 02/15/2017	134	139
Gilead Sciences
3.700%, 04/01/2024	4,025	4,198
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,820
2.850%, 05/08/2022	410	408
HCA
7.250%, 09/15/2020 (C)	1,165	1,238
Humana
7.200%, 06/15/2018	1,950	2,314
McKesson
3.796%, 03/15/2024	855	880
Medco Health Solutions
7.125%, 03/15/2018	250	294
2.750%, 09/15/2015	135	138
Medtronic
4.450%, 03/15/2020	1,210	1,344
3.625%, 03/15/2024	2,765	2,872
Merck
2.400%, 09/15/2022	156	152
Mylan
5.400%, 11/29/2043	445	489
2.550%, 03/28/2019	1,980	1,990
1.800%, 06/24/2016	77	78
Novartis Securities Investment
5.125%, 02/10/2019	94	107
Perrigo
4.000%, 11/15/2023 (B)	460	473
Pfizer
6.200%, 03/15/2019	430	507
Pharmacia
8.700%, 10/15/2021	350	452
Roche Holdings
6.000%, 03/01/2019 (B)	669	781
St. Jude Medical
3.250%, 04/15/2023	665	668
Teva Pharmaceutical Finance
3.650%, 11/10/2021	830	864
Teva Pharmaceutical Finance IV
3.650%, 11/10/2021	940	979
Thermo Fisher Scientific
5.300%, 02/01/2044	140	159
4.150%, 02/01/2024	172	182
3.600%, 08/15/2021	1,400	1,457
3.200%, 03/01/2016	1,425	1,475
1.300%, 02/01/2017	1,793	1,795
UnitedHealth Group
6.625%, 11/15/2037	360	487

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.800%, 03/15/2036	$560	$702
5.700%, 10/15/2040	800	989
3.875%, 10/15/2020	870	935
3.375%, 11/15/2021	625	652
2.875%, 03/15/2023	150	149
WellPoint
5.875%, 06/15/2017	350	392
5.100%, 01/15/2044	525	574
4.625%, 05/15/2042	219	223
3.700%, 08/15/2021	290	304
3.500%, 08/15/2024	955	958
3.300%, 01/15/2023	133	133
3.125%, 05/15/2022	3,307	3,311
Wyeth
5.950%, 04/01/2037	1,980	2,483
Zoetis
4.700%, 02/01/2043	34	35
3.250%, 02/01/2023	479	479

		67,633

Industrials — 1.3%
3M
1.375%, 09/29/2016	86	87
ABB Finance USA
4.375%, 05/08/2042	227	239
2.875%, 05/08/2022	117	117
1.625%, 05/08/2017	81	82
ADT
4.875%, 07/15/2042	111	94
4.125%, 06/15/2023	48	45
3.500%, 07/15/2022 (C)	105	94
Air 2 US
8.027%, 10/01/2019 (B)	971	1,039
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B)	138	140
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	87	94
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	5,429	5,857
BAE Systems
5.800%, 10/11/2041 (B)	90	110
4.750%, 10/11/2021 (B)	3,955	4,409
BAE Systems Holdings
5.200%, 08/15/2015 (B)	360	375
Boeing
4.875%, 02/15/2020	2,440	2,774
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	277
5.650%, 05/01/2017	200	223
5.400%, 06/01/2041	200	233
4.700%, 10/01/2019	375	421
4.550%, 09/01/2044	1,835	1,905
4.375%, 09/01/2042	150	151
3.850%, 09/01/2023	3,450	3,627
3.450%, 09/15/2021	60	63
3.050%, 09/01/2022	300	300
Canadian National Railway
5.850%, 11/15/2017	150	171
5.550%, 05/15/2018	385	436
Cargill
7.350%, 03/06/2019 (B)	400	485

31	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.300%, 03/01/2022 (B)	$200	$206
Caterpillar
2.600%, 06/26/2022	123	121
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,921
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	104	112
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	388	432
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	940	1,065
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	2,067	2,357
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,465	2,748
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	123	126
CRH America
6.000%, 09/30/2016	154	169
CSX
7.375%, 02/01/2019	460	559
4.250%, 06/01/2021	65	71
Danaher
3.900%, 06/23/2021	266	290
Deere
3.900%, 06/09/2042	64	63
2.600%, 06/08/2022	74	73
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,390	1,632
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	203	218
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	63	69
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	91	99
Eaton
7.625%, 04/01/2024	325	419
4.150%, 11/02/2042	530	525
4.000%, 11/02/2032	99	101
2.750%, 11/02/2022	2,460	2,407
1.500%, 11/02/2017	692	692
Fluor
3.375%, 09/15/2021	308	321
General Electric
5.250%, 12/06/2017	341	382
4.500%, 03/11/2044	530	577
4.125%, 10/09/2042	246	252
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (B)	294	294
Illinois Tool Works
3.900%, 09/01/2042	960	933
Ingersoll-Rand
6.391%, 11/15/2027	425	518

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.609%, 08/15/2016 (A)	$2,231	$2,209
John Deere Capital MTN
1.250%, 12/02/2014	122	122
Koninklijke Philips
7.200%, 06/01/2026	300	383
5.750%, 03/11/2018	100	114
3.750%, 03/15/2022	424	448
L-3 Communications
3.950%, 05/28/2024	995	996
Lockheed Martin
4.070%, 12/15/2042	453	449
3.350%, 09/15/2021	2,250	2,347
2.125%, 09/15/2016	187	192
Norfolk Southern
6.000%, 05/23/2111	527	654
3.950%, 10/01/2042	129	125
Northrop Grumman
4.750%, 06/01/2043	1,435	1,541
3.250%, 08/01/2023	7,020	7,033
Penske Truck Leasing L.P.
2.500%, 06/15/2019 (B)	1,850	1,859
Pitney Bowes MTN
5.600%, 03/15/2018	100	111
Raytheon
3.125%, 10/15/2020	720	746
Republic Services
3.550%, 06/01/2022	125	131
Ryder System MTN
3.600%, 03/01/2016	132	137
2.500%, 03/01/2017	177	182
Union Pacific
4.875%, 01/15/2015	497	505
4.300%, 06/15/2042	100	104
4.163%, 07/15/2022	437	480
3.250%, 01/15/2025	1,340	1,358
Union Pacific Railroad, Pass-Through Trust
4.698%, 01/02/2024	126	138
United Parcel Service
3.125%, 01/15/2021	90	94
2.450%, 10/01/2022	100	98
United Parcel Service of America
8.375%, 04/01/2020	140	183
United Technologies
8.875%, 11/15/2019	400	516
5.400%, 05/01/2035	640	778
4.500%, 06/01/2042	1,210	1,303
3.100%, 06/01/2022	233	238
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	46	52
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	5,038	5,346
Waste Management
7.125%, 12/15/2017	1,650	1,931
4.750%, 06/30/2020	299	333
3.500%, 05/15/2024	720	732

		77,568

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.8%
Apple
4.450%, 05/06/2044	$1,035	$1,092
3.450%, 05/06/2024	1,930	1,984
2.850%, 05/06/2021	9,272	9,440
2.400%, 05/03/2023	568	545
0.489%, 05/03/2018 (A)	345	345
Arrow Electronics
6.875%, 06/01/2018	270	310
6.000%, 04/01/2020	225	255
3.375%, 11/01/2015	60	62
Broadcom MTN
4.500%, 08/01/2034	305	317
Cisco Systems
5.900%, 02/15/2039	250	312
5.500%, 02/22/2016	116	124
5.500%, 01/15/2040	670	802
2.125%, 03/01/2019	1,695	1,707
eBay
4.000%, 07/15/2042	84	77
3.450%, 08/01/2024	300	302
2.875%, 08/01/2021	175	175
2.600%, 07/15/2022 (C)	166	161
EMC
3.375%, 06/01/2023	190	193
Google
3.375%, 02/25/2024	830	860
Hewlett-Packard
6.000%, 09/15/2041	95	113
4.650%, 12/09/2021	45	50
4.300%, 06/01/2021	94	101
HP Enterprise Services LLC
7.450%, 10/15/2029	500	627
Intel
4.800%, 10/01/2041	630	682
3.300%, 10/01/2021	312	326
1.950%, 10/01/2016	101	103
International Business Machines
7.625%, 10/15/2018	365	448
4.000%, 06/20/2042 (C)	327	322
1.950%, 07/22/2016	126	129
1.625%, 05/15/2020	1,591	1,534
1.250%, 02/06/2017	189	190
0.875%, 10/31/2014	313	313
Intuit
5.750%, 03/15/2017	765	849
MasterCard
3.375%, 04/01/2024 (C)	3,665	3,749
Microsoft
4.500%, 10/01/2040	61	65
3.625%, 12/15/2023	178	189
1.625%, 09/25/2015	405	411
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	480	551
3.950%, 04/15/2015	500	511
Oracle
6.500%, 04/15/2038	100	132
6.125%, 07/08/2039	163	209
5.750%, 04/15/2018	128	146
5.375%, 07/15/2040	97	114
5.000%, 07/08/2019	450	510
4.500%, 07/08/2044	760	804

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.300%, 07/08/2034	$2,275	$2,376
3.625%, 07/15/2023	84	88
3.400%, 07/08/2024	1,300	1,322
2.800%, 07/08/2021	375	379
2.375%, 01/15/2019	91	93
2.250%, 10/08/2019	5,775	5,799
1.200%, 10/15/2017	104	104
Texas Instruments
2.750%, 03/12/2021	1,435	1,461
TSMC Global
1.625%, 04/03/2018 (B)	3,415	3,374
Xerox
4.500%, 05/15/2021	80	87
2.950%, 03/15/2017	165	172

		47,550

Materials — 0.9%
Barrick
4.100%, 05/01/2023	3,570	3,621
3.850%, 04/01/2022 (C)	640	649
Barrick Gold
6.950%, 04/01/2019	1,530	1,829
Barrick North America Finance LLC
4.400%, 05/30/2021	700	736
BHP Billiton Finance USA
6.500%, 04/01/2019	445	533
5.000%, 09/30/2043	1,839	2,102
4.125%, 02/24/2042	147	148
3.850%, 09/30/2023	1,585	1,688
3.250%, 11/21/2021	3,010	3,123
2.050%, 09/30/2018	82	83
1.125%, 11/21/2014	127	127
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,050	1,087
Cliffs Natural Resources
4.875%, 04/01/2021 (C)	90	85
Codelco
4.750%, 10/15/2014 (B)	900	904
Dow Chemical
8.550%, 05/15/2019	177	225
4.250%, 11/15/2020	118	129
4.125%, 11/15/2021	200	214
3.000%, 11/15/2022	3,630	3,581
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	335
4.900%, 01/15/2041	125	138
1.950%, 01/15/2016	162	165
Ecolab
4.350%, 12/08/2021	420	461
1.450%, 12/08/2017	246	246
Freeport-McMoRan
3.550%, 03/01/2022	455	457
3.100%, 03/15/2020	1,210	1,226
2.375%, 03/15/2018	40	41
2.150%, 03/01/2017	404	412
Glencore Finance Canada
5.800%, 11/15/2016 (B)	390	426
2.700%, 10/25/2017 (B)	1,900	1,950
International Paper
4.800%, 06/15/2044	1,050	1,088
LYB International Finance
4.875%, 03/15/2044 (C)	885	953
Monsanto
4.700%, 07/15/2064	24	25

33	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.200%, 07/15/2034	$31	$32
3.375%, 07/15/2024	200	204
2.750%, 07/15/2021	166	167
Mosaic
5.625%, 11/15/2043	540	623
5.450%, 11/15/2033 (C)	794	905
4.875%, 11/15/2041	117	121
4.250%, 11/15/2023	248	265
3.750%, 11/15/2021	98	103
Nucor
4.000%, 08/01/2023	744	779
Placer Dome
6.450%, 10/15/2035	281	318
Plains Exploration & Production
6.875%, 02/15/2023	279	324
6.500%, 11/15/2020	227	251
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	297
4.875%, 03/30/2020	10	11
PPG Industries
9.000%, 05/01/2021	515	677
6.650%, 03/15/2018	645	749
Praxair
5.200%, 03/15/2017	215	237
4.625%, 03/30/2015	196	201
Rio Tinto Finance USA
9.000%, 05/01/2019	2,435	3,169
6.500%, 07/15/2018	435	511
4.125%, 05/20/2021 (C)	770	838
3.750%, 09/20/2021	1,380	1,469
3.500%, 11/02/2020	77	81
Rock-Tenn
4.000%, 03/01/2023	330	340
3.500%, 03/01/2020	570	589
Southern Copper
5.250%, 11/08/2042	3,610	3,516
Stauffer Chemical
7.810%, 04/15/2018 (B) (F) (H)	860	410
7.587%, 04/15/2017 (B) (F) (H)	350	204
Union Carbide
7.750%, 10/01/2096	200	261
7.500%, 06/01/2025	200	259
Vale Overseas
8.250%, 01/17/2034	735	971
6.875%, 11/21/2036	2,958	3,487
4.375%, 01/11/2022	3,515	3,669
Xstrata Finance Canada
2.050%, 10/23/2015 (B)	2,878	2,910

		57,735

Telecommunication Services — 1.4%
21st Century Fox America
6.650%, 11/15/2037	385	493
America Movil
5.625%, 11/15/2017	1,450	1,626
5.000%, 03/30/2020	540	598
3.125%, 07/16/2022	2,757	2,743
2.375%, 09/08/2016	238	244
AT&T
6.300%, 01/15/2038	1,400	1,748
5.800%, 02/15/2019	500	580
5.500%, 02/01/2018	370	417
5.350%, 09/01/2040	1,431	1,600
4.800%, 06/15/2044	1,035	1,082

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.450%, 05/15/2021	$440	$488
4.350%, 06/15/2045	811	790
4.300%, 12/15/2042 (C)	1,415	1,376
3.900%, 03/11/2024	2,240	2,347
3.875%, 08/15/2021	1,660	1,772
3.000%, 02/15/2022	700	703
0.900%, 02/12/2016	184	185
BellSouth Telecommunications LLC
6.300%, 12/15/2015	75	76
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (B)	805	864
British Telecommunications
5.950%, 01/15/2018	1,511	1,719
Centel Capital
9.000%, 10/15/2019	325	394
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	267
Cox Communications
5.450%, 12/15/2014	323	327
Cox Enterprises
7.375%, 07/15/2027 (B)	170	217
Deutsche Telekom International Finance
6.000%, 07/08/2019	600	701
2.250%, 03/06/2017 (B)	3,130	3,198
DIRECTV Holdings
6.000%, 08/15/2040	2,670	3,175
4.600%, 02/15/2021	400	440
Grupo Televisa
5.000%, 05/13/2045	725	746
GTE
8.750%, 11/01/2021	600	796
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	201
Orange
9.000%, 03/01/2031	370	565
2.750%, 09/14/2016	140	145
Qwest
6.750%, 12/01/2021	593	690
Rogers Communications
5.450%, 10/01/2043	71	80
4.100%, 10/01/2023	133	139
Sprint Capital
8.750%, 03/15/2032	390	435
TCI Communications
7.125%, 02/15/2028	400	534
Telecom Italia Capital
7.175%, 06/18/2019	70	80
Telefonica Chile
3.875%, 10/12/2022 (B)	730	719
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	109
6.221%, 07/03/2017	100	112
5.877%, 07/15/2019	464	535
5.462%, 02/16/2021	69	78
5.134%, 04/27/2020	1,296	1,444
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	2,055	2,099
Thomson Reuters
5.650%, 11/23/2043	305	348
4.700%, 10/15/2019	250	275
UBM
5.750%, 11/03/2020 (B)	850	914
Verizon Communications
6.550%, 09/15/2043	1,292	1,664

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

,Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.400%, 09/15/2033 (C)	$6,088	$7,685
5.850%, 09/15/2035	150	178
5.150%, 09/15/2023	10,580	11,979
5.050%, 03/15/2034	1,618	1,766
4.862%, 08/21/2046 (B)	1,064	1,110
4.862%, 08/21/2046 (B) (C)	5,335	5,592
4.500%, 09/15/2020	529	581
4.150%, 03/15/2024	800	847
3.450%, 03/15/2021	2,490	2,583
2.625%, 02/21/2020 (B)	82	82
2.450%, 11/01/2022	10	10
1.350%, 06/09/2017	3,805	3,806
Verizon New England
7.875%, 11/15/2029	500	648
Vodafone Group
5.450%, 06/10/2019	226	257
2.950%, 02/19/2023	3,725	3,607
1.625%, 03/20/2017	240	242
Windstream
8.125%, 09/01/2018	365	381
WPP Finance UK
8.000%, 09/15/2014	520	521

		84,753

Utilities — 1.8%
AGL Capital
6.375%, 07/15/2016	200	219
5.875%, 03/15/2041	73	92
5.250%, 08/15/2019	170	192
Alabama Power
6.125%, 05/15/2038	69	91
5.875%, 12/01/2022	275	336
5.500%, 10/15/2017	810	909
4.150%, 08/15/2044	495	504
Alabama Power Capital Trust V
3.335%, 10/01/2042 (A)	100	93
American Electric Power
1.650%, 12/15/2017	1,937	1,944
American Water Capital
3.850%, 03/01/2024	300	315
Appalachian Power
5.950%, 05/15/2033	200	239
4.600%, 03/30/2021	150	169
Arizona Public Service
5.050%, 09/01/2041	219	254
4.500%, 04/01/2042	63	67
Atmos Energy
4.950%, 10/15/2014	260	261
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	4,222
5.150%, 11/15/2043	510	594
3.750%, 11/15/2023	488	507
Boston Gas
4.487%, 02/15/2042 (B)	140	147
CenterPoint Energy
6.500%, 05/01/2018	271	315
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	705	763
CenterPoint Energy Resources
6.125%, 11/01/2017	320	365
4.500%, 01/15/2021	246	273
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	369

,Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comision Federal de Electricidad
4.875%, 05/26/2021 (B)	$249	$270
Connecticut Light & Power
4.300%, 04/15/2044	620	653
Consolidated Edison of New York
6.650%, 04/01/2019	650	779
5.700%, 06/15/2040	154	190
4.450%, 03/15/2044	2,710	2,839
Consumers Energy
6.700%, 09/15/2019	400	484
4.350%, 08/31/2064	540	550
2.850%, 05/15/2022	56	57
Dominion Resources
8.875%, 01/15/2019	1,545	1,971
6.400%, 06/15/2018	295	342
5.250%, 08/01/2033	1,135	1,304
4.900%, 08/01/2041	48	52
1.950%, 08/15/2016	56	57
DTE Electric
2.650%, 06/15/2022	66	66
Duke Energy
3.750%, 04/15/2024	1,380	1,436
3.550%, 09/15/2021	722	760
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	62
5.100%, 04/15/2018	385	432
4.300%, 06/15/2020	195	216
4.250%, 12/15/2041	120	124
3.900%, 06/15/2021	200	219
Duke Energy Florida
3.850%, 11/15/2042	1,360	1,350
Duke Energy Ohio
3.800%, 09/01/2023	730	778
Duke Energy Progress
5.300%, 01/15/2019	400	456
3.000%, 09/15/2021	111	114
2.800%, 05/15/2022	121	122
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	1,525	1,805
Electricite de France
6.000%, 01/22/2114 (B)	1,155	1,344
Enel Finance International
5.125%, 10/07/2019 (B)	500	556
Entergy Louisiana LLC
6.500%, 09/01/2018	500	583
Exelon
5.625%, 06/15/2035	2,065	2,386
Exelon Generation LLC
6.200%, 10/01/2017 (C)	159	180
5.750%, 10/01/2041	86	97
4.000%, 10/01/2020	588	620
FirstEnergy
4.250%, 03/15/2023	2,040	2,057
2.750%, 03/15/2018	650	657
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	5,957
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	2,170	2,225
Florida Power & Light
5.950%, 10/01/2033	150	196
5.125%, 06/01/2041	197	238
Great Plains Energy
4.850%, 06/01/2021	27	30

35	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indiana Michigan Power
7.000%, 03/15/2019	$170	$205
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,523
Jersey Central Power & Light
7.350%, 02/01/2019	500	601
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	248	273
Kansas City Power & Light
5.300%, 10/01/2041	350	403
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,663
Massachusetts Electric
5.900%, 11/15/2039 (B)	210	265
Metropolitan Edison
3.500%, 03/15/2023 (B)	5,050	5,082
MidAmerican Energy
5.300%, 03/15/2018	250	281
Nevada Power
7.125%, 03/15/2019	400	486
6.500%, 08/01/2018	290	341
5.450%, 05/15/2041	150	185
5.375%, 09/15/2040	45	55
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	180	201
NiSource Finance
6.800%, 01/15/2019	3,747	4,443
5.800%, 02/01/2042	471	547
Northern States Power
6.250%, 06/01/2036	350	473
5.350%, 11/01/2039	56	68
Oglethorpe Power
4.550%, 06/01/2044	770	793
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,502
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,948
5.800%, 03/01/2037	560	685
5.400%, 01/15/2040	156	183
4.750%, 02/15/2044	495	534
4.500%, 12/15/2041	180	188
4.450%, 04/15/2042	2,443	2,537
3.250%, 09/15/2021	35	36
3.250%, 06/15/2023	690	694
PacifiCorp
6.250%, 10/15/2037	310	413
5.650%, 07/15/2018	600	687
5.500%, 01/15/2019	400	459
3.600%, 04/01/2024	1,615	1,682
Potomac Electric Power
3.600%, 03/15/2024	730	759
PPL Capital Funding
3.950%, 03/15/2024	775	809
Progress Energy
6.000%, 12/01/2039 (C)	200	255
PSEG Power LLC
5.500%, 12/01/2015	445	471
5.320%, 09/15/2016	126	137
5.125%, 04/15/2020	120	134
4.150%, 09/15/2021	72	77
2.750%, 09/15/2016	1,055	1,092
Public Service Electric & Gas MTN
5.375%, 11/01/2039	97	119
4.000%, 06/01/2044	2,415	2,422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.650%, 09/01/2042	$113	$107
2.700%, 05/01/2015	135	137
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,003
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,604
Public Service of Oklahoma
5.150%, 12/01/2019	220	247
Puget Energy
6.000%, 09/01/2021	2,045	2,403
San Diego Gas & Electric
6.000%, 06/01/2026	400	500
3.950%, 11/15/2041	41	41
Sempra Energy
9.800%, 02/15/2019	100	132
6.500%, 06/01/2016	135	148
6.000%, 10/15/2039	170	216
2.875%, 10/01/2022	140	139
South Carolina Electric & Gas
4.500%, 06/01/2064	52	54
Southern
2.150%, 09/01/2019	1,920	1,919
1.950%, 09/01/2016	130	133
Southern California Edison
6.650%, 04/01/2029	200	261
5.500%, 03/15/2040	170	211
4.650%, 04/01/2015	200	205
3.500%, 10/01/2023	1,015	1,061
Southern Power
5.150%, 09/15/2041	44	50
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (B)	655	697
Southwestern Electric Power
6.450%, 01/15/2019	672	789
3.550%, 02/15/2022	590	612
Southwestern Public Service
8.750%, 12/01/2018	300	380
State Grid Overseas Investment 2014
2.750%, 05/07/2019 (B)	1,725	1,737
Virginia Electric and Power
5.400%, 04/30/2018	695	786
4.650%, 08/15/2043	1,475	1,626
2.950%, 01/15/2022	1,470	1,502
Wisconsin Electric Power
3.650%, 12/15/2042	183	176
2.950%, 09/15/2021	14	14

		111,455

Total Corporate Obligations (Cost $1,376,931) ($ Thousands)		1,457,546

ASSET-BACKED SECURITIES — 9.8%

Automotive — 1.3%
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	1,456	1,459

Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,766	1,771
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	908	911
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	165	165

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	$330	$330
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	1,172	1,171
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	2,145	2,145
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	7,933	7,938
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,960	1,968
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016 (B)	69	69
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	160	160
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	174	174
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	214	214
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	251	251
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	1,700	1,716
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	2,666	2,655
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	590	606
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	350	352
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	729	727
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	4,777	4,784
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	2,443	2,448
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,314
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.586%, 11/20/2015 (A)	250	250
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	714	723
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	1,785	1,788

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	$2,428	$2,438
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	1,680	1,687
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,411	1,417
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.456%, 06/20/2016 (A)	2,795	2,795
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	2,575	2,576
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	736	737
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	2,361	2,361
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	295	295
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.160%, 09/15/2016	325	328
CFC, Ser 2014-2A, Cl A
1.440%, 11/16/2020	1,000	995
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	946	950
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	346	346
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (B)	167	171
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	178	182
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (B)	80	81
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (B)	503	509
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	334	338
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (B)	222	223
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
1.520%, 03/16/2020 (B)	605	607
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (B)	144	144
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	1,056	1,058
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl C
3.260%, 12/16/2019 (B)	135	135
First Investors Auto Owner Trust, Ser 2012- 2A, Cl A2
1.470%, 05/15/2018 (B)	189	189

37	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Investors Auto Owner Trust, Ser 2013- 1A, Cl A2
0.900%, 10/15/2018 (B)	$89	$89
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	1,088	1,089
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,702
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	2,066	2,065
GLC Trust, Ser 2014-A, Cl A
3.000%, 07/15/2021 (B)	1,441	1,434
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	189	189
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	56	56
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	1,661	1,662
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 09/21/2016	2,661	2,660
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	73	73
Hyundai Auto Receivables Trust, Ser 2011- A, Cl A4
1.780%, 12/15/2015	81	81
Hyundai Auto Receivables Trust, Ser 2011- B, Cl A4
1.650%, 02/15/2017	149	150
Hyundai Auto Receivables Trust, Ser 2011- C, Cl A4
1.300%, 02/15/2018	1,145	1,153
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	321	322
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (B)	595	600
Nissan Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.420%, 11/15/2016	853	853
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A3
1.080%, 04/15/2016	5	5
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	552	552
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	293	293
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	1,030	1,030
Toyota Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.410%, 08/15/2016	2,080	2,080
Toyota Auto Receivables Owner Trust, Ser 2014-B, Cl A2
0.400%, 12/15/2016	1,440	1,438

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	$184	$185
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	48	48

		77,460

Credit Cards — 0.7%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.575%, 05/17/2021 (A)	1,484	1,487
American Express Issuance Trust II, Ser 2013-2, Cl A
0.585%, 08/15/2019 (A)	3,056	3,064
BA Credit Card Trust, Ser 2014-A2, Cl A
0.425%, 09/16/2019 (A)	3,939	3,941
Capital One Multi-Asset Execution Trust, Ser 2013-A1, Cl A1
0.630%, 11/15/2018	1,097	1,097
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.425%, 05/15/2019 (A)	3,880	3,890
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	4,660	4,672
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	987	987
Chase Issuance Trust, Ser 2013-A7, Cl A
0.585%, 09/15/2020 (A)	2,645	2,655
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (A)	4,352	4,361
Chase Issuance Trust, Ser 2014-A5, Cl A5
0.525%, 04/15/2021 (A)	961	960
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	851	851
Citibank Credit Card Issuance Trust, Ser 2012-A1, Cl A1
0.550%, 10/10/2017	774	774
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.587%, 09/10/2020 (A)	6,052	6,074
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	6,610	6,607
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	407	407
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.585%, 07/15/2021 (A)	2,166	2,167

		43,994

Mortgage Related Securities — 0.8%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.620%, 06/25/2032	46	45
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A1
0.400%, 09/25/2035 (A)	4,006	3,986
AFC Trust, Ser 2000-1, Cl 2A
0.795%, 03/25/2030 (A)	1,592	1,042

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Argent Securities Asset Back Pass-Through Certificates, Ser 2004-W5, Cl AV2
1.195%, 04/25/2034 (A)	$1,113	$1,052
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.872%, 06/25/2035	509	515
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.815%, 06/25/2035 (A)	32	31
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.127%, 12/15/2033 (A)	2,250	2,153
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.665%, 07/25/2035 (A)	788	780
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.545%, 12/25/2035 (A)	4,488	4,469
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.525%, 08/25/2035 (A)	2,209	2,192
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	96	97
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	47	47
Centex Home Equity, Ser 2006-A, Cl AV4
0.405%, 06/25/2036 (A)	75	67
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	3,071	3,229
Credit Suisse First Boston Mortgage Securities, Ser 2004-CF2, Cl 1M1
5.250%, 01/25/2043 (B)	6,310	6,536
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.975%, 09/15/2029 (A)	310	284
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.095%, 05/25/2039 (A) (B)	413	395
GSAA Trust, Ser 2005-6, Cl A3
0.525%, 06/25/2035 (A)	3,004	2,861
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.316%, 01/20/2036 (A)	3,742	3,719
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.336%, 01/20/2036 (A)	44	44
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.306%, 03/20/2036 (A)	167	166
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.356%, 03/20/2036 (A)	130	129
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.356%, 11/20/2036 (A)	390	390
JPMorgan Mortgage Acquisition, Ser 05-OPT1
0.605%, 06/25/2035	4,183	4,148
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.505%, 07/25/2034 (A) (B)	161	160

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.525%, 06/25/2035 (A)	$1,570	$1,561
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.315%, 08/25/2036 (A)	1,048	521
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.525%, 09/25/2035 (A)	5,633	5,587
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	423	425
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	132	132
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (B)	173	173
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	97	95
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	177	179
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.505%, 04/25/2037 (A) (B)	523	413
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.305%, 06/25/2037 (A)	123	73
Structured Asset Security Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	216	215
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF2, Cl A3
0.305%, 07/25/2036 (A)	244	242
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	423	425
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	544	560
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	1,902	1,916

		51,054

Other Asset-Backed Securities — 7.0%
321 Henderson Receivables I LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (B)	1,144	1,202
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.955%, 12/27/2022 (A) (B)	240	242
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.955%, 12/26/2044 (A) (B)	779	780
Access Group, Ser 2006-1, Cl A2
0.345%, 08/25/2023 (A)	1,964	1,950
AEP Texas Central Transition Funding LLC, Ser 2002-1, Cl A5
6.250%, 01/15/2017	3,034	3,187
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	5,647	5,633

39	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	$6,890	$6,886
ALM VII, Ser 2012-7A, Cl A1
1.654%, 10/19/2024 (A) (B)	4,350	4,333
Ameriquest Mortgage Securities Asset- Backed Pass-Through Ctfs, Ser 2005-R5, Cl M1
0.585%, 07/25/2035 (A)	308	308
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R6, Cl A2
0.355%, 08/25/2035 (A)	8	8
AMMC CLO XIV, Ser 2014-14A, Cl A1L
1.798%, 07/27/2026 (A) (B)	2,300	2,298
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.835%, 01/25/2032 (A)	296	275
Apidos CLO XVI, Ser 2014-16A, Cl B
3.034%, 01/19/2025 (A) (B)	1,750	1,701
Apidos CLO XVIII, Ser 2014-18A, Cl A1
1.646%, 07/22/2026 (A) (B)	1,500	1,495
Arrowpoint CLO, Ser 2014-2A, Cl A1L
1.750%, 03/12/2026 (A) (B)	1,900	1,895
Ascentium Equipment Receivables LLC, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	95	95
AXIS Equipment Finance Receivables II LLC, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	410	410
Babson CLO, Ser 2014-IIA, Cl A
1.623%, 10/17/2026 (A) (B)	1,000	1,000
Bayview Opportunity Master Fund Trust IIB, Ser 2013-8NPL, Cl A
3.228%, 03/28/2033 (A) (B)	543	544
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.555%, 08/25/2043 (A)	2,911	2,871
BlueMountain CLO, Ser 2013-1A, Cl A1
1.434%, 05/15/2025 (A) (B)	3,850	3,814
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.855%, 12/26/2035 (A)	4,189	4,180
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.438%, 02/25/2035 (A)	4,835	4,999
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.038%, 02/25/2030 (A)	2,538	2,563
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.234%, 10/27/2036 (A)	3,520	3,521
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	319	318
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl A1
1.704%, 10/15/2025 (A) (B)	500	500
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.034%, 10/15/2025 (A) (B)	1,000	982

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.176%, 10/15/2021 (A) (B)	$867	$867
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.555%, 09/25/2035 (A)	2,186	2,163
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	2,242	2,335
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	56	56
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
5.297%, 11/25/2034	500	515
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	524	529
CIFC Funding, Ser 2014-3A, Cl A
1.642%, 07/22/2026 (A) (B)	500	500
CIT Education Loan Trust, Ser 2007-1, Cl A
0.323%, 03/25/2042 (A) (B)	3,351	3,133
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,564
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	990	904
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	154	155
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	77	77
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	175	175
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	750	750
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017 (B)	1,350	1,350
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	216	216
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	10	10
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	89	92
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.815%, 04/25/2032 (A)	49	33
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.755%, 06/25/2033 (A)	115	98
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.695%, 12/25/2034 (A)	4,763	4,509
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.625%, 02/25/2036 (A)	7,155	7,114

40	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.304%, 10/25/2046 (A)	$192	$165
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.485%, 07/25/2036 (A) (B)	305	223
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.055%, 10/25/2047 (A)	700	611
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.355%, 02/25/2037 (A) (B)	778	493
Covenant Credit Partners CLO, Ser 2014-1A, Cl A
1.714%, 07/20/2026	500	500
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	76	74
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.767%, 12/25/2036	559	377
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.767%, 12/25/2036	1,173	919
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.465%, 05/25/2046 (A) (B)	9,012	7,536
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.455%, 02/15/2034 (A)	385	343
Educational Funding of the South, Ser 2011-1, Cl A2
0.884%, 04/25/2035 (A)	3,580	3,588
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.505%, 03/25/2036 (A) (B)	2,500	2,573
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.152%, 04/25/2033 (A) (B)	4,600	4,664
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	111	112
FFMLT Trust, Ser 2005-FF8, Cl A2D
0.535%, 09/25/2035 (A)	1,418	1,411
First Franklin Mortgage Loan Trust, Ser 2004-FF7, Cl A5
1.155%, 09/25/2034 (A)	37	37
Flatiron CLO, Ser 2013-1A, Cl B
2.983%, 01/17/2026 (A) (B)	950	924
Flatiron CLO, Ser 2014-1A, Cl A1
1.616%, 07/17/2026 (A) (B)	3,510	3,492
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	3,210	3,239
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	838
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	3,800	3,800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GCAT, Ser 2014-1A, Cl A1
3.228%, 07/31/2019	$946	$946
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	644	645
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	300
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2024 (B)	4,175	4,138
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	409	412
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	2,589	2,752
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	2,158	2,293
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.650%, 02/20/2032 (A)	775	711
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.650%, 03/13/2032 (A)	1,275	1,153
GSAMP Trust, Ser 2006-HE2, Cl A3
0.415%, 03/25/2046 (A)	8,000	7,281
Higher Education Funding I, Ser 2014-1, Cl A
1.288%, 05/25/2034 (A) (B)	3,672	3,697
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	2,614	2,624
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	730	736
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	539	540
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (B)	182	182
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (B)	1,180	1,181
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	444	447
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.335%, 02/25/2036 (A)	1,228	1,145
ING IM CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	3,900	3,898
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	2,274	2,409
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	2,890	2,888
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	580
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.285%, 11/25/2036 (A)	3,535	3,516

41	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052 (A) (B)	$137	$138
Latitude CLO II, Ser 2006-2A, Cl A2
0.561%, 12/15/2018 (A) (B)	2,200	2,187
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	225	242
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.950%, 02/25/2035 (A)	8,482	8,236
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	173	173
Madison Avenue Manufactured Housing Contract Trust, Ser 2002-A, Cl M2
2.405%, 03/25/2032 (A)	154	154
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,927	3,118
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	448	469
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (B)	5,192	5,466
National Collegiate Student Loan Trust, Ser 2004-2, Cl A4
0.465%, 11/27/2028 (A)	1,264	1,247
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	337	337
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (B)	232	227
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.465%, 03/27/2023 (A)	1,388	1,388
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.665%, 06/25/2031 (A)	5,330	5,330
Navient Student Loan Trust, Ser 2014-2, Cl A
0.797%, 03/25/2043 (A)	7,305	7,305
Navient Student Loan Trust, Ser 2014-3, Cl A
0.777%, 02/25/2043	7,305	7,305
Navient Student Loan Trust, Ser 2014-4, Cl A
0.832%, 03/25/2043 (A)	5,260	5,260
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.414%, 10/27/2036 (A)	1,403	1,389
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.344%, 10/25/2033 (A)	1,361	1,352
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.350%, 12/24/2035 (A)	4,000	3,932
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.325%, 11/23/2022 (A)	880	878
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.314%, 10/26/2026 (A)	3,693	3,685

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.245%, 11/27/2018 (A)	$394	$394
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.583%, 03/25/2026 (A) (B)	3,364	3,342
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.955%, 04/25/2046 (A) (B)	1,080	1,091
Nelnet Student Loan Trust, Ser 2014-3A, Cl A
0.735%, 06/25/2041 (A) (B)	3,968	3,968
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.105%, 11/25/2043 (A) (B)	3,735	3,735
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.704%, 04/15/2026 (A) (B)	1,060	1,058
New Residential Advance Receivables Trust, Ser 2014-T1, Cl A1
1.274%, 03/15/2045 (B)	1,612	1,614
Normandy Mortgage Loan LLC, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	1,424	1,422
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (B)	1,500	1,500
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (B)	788	788
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.487%, 08/25/2021 (A)	3,750	3,686
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.395%, 05/15/2032 (A)	2	2
OZLM VIII, Ser 2014-8A, Cl A1A
1.678%, 10/17/2026 (A) (B)	2,000	1,989
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
1.175%, 09/25/2034 (A)	502	497
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW2, Cl M1
1.085%, 10/25/2034 (A)	27	27
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WWF1, Cl M2
1.175%, 12/25/2034 (A)	2,294	2,297
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCH1, Cl M2
0.675%, 01/25/2036 (A)	2,967	2,950
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl A2D
0.525%, 07/25/2035 (A)	7,206	7,166
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
0.655%, 07/25/2035 (A)	7,350	7,243
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	57	58

42	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Progreso Receivables Funding I LLC, Ser 2013-A, Cl A
4.000%, 07/09/2018 (B)	$500	$504
Progreso Receivables Funding II LLC, Ser 2014-A, Cl A
3.500%, 07/08/2019 (B)	1,000	1,000
Race Point CLO, Ser 2012-7A, Cl A
1.657%, 11/08/2024 (A) (B)	4,500	4,487
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	571	611
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	456	492
RAMP Trust, Ser 2005-EFC5, Cl A3
0.495%, 10/25/2035 (A)	148	147
RAMP Trust, Ser 2006-RZ1, Cl A3
0.455%, 03/25/2036 (A)	799	778
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,710
Saranac CLO II, Ser 2014-2A, Cl B
2.282%, 02/20/2025 (A) (B)	1,750	1,703
Selene Non-Performing Loans LLC, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (B)	306	306
Shackleton CLO, Ser 2013-4A, Cl B1
2.234%, 01/13/2025 (A) (B)	4,300	4,212
Shackleton CLO, Ser 2013-4A, Cl C
3.234%, 01/13/2025 (A) (B)	750	738
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.634%, 05/15/2028 (A)	1,010	1,010
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.555%, 08/15/2025 (A) (B)	1,775	1,797
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (B)	2,757	2,852
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.755%, 08/15/2022 (A) (B)	1,565	1,568
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.805%, 07/15/2022 (A) (B)	975	977
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	3,411	3,361
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.005%, 02/15/2022 (A) (B)	2,178	2,189
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	669	687
SLM Private Education Loan Trust, Ser 2014-A, Cl A1
0.755%, 07/15/2022 (A) (B)	860	861
SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	1,128	1,134
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	4,512	4,472

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2003-12, Cl B
0.821%, 03/15/2038 (A)	$1,904	$1,756
SLM Student Loan Trust, Ser 2003-4, Cl A5A
0.981%, 03/15/2033 (A) (B)	62	62
SLM Student Loan Trust, Ser 2003-4, Cl A5D
0.981%, 03/15/2033 (A) (B)	1,997	1,997
SLM Student Loan Trust, Ser 2004-8, Cl B
0.694%, 01/25/2040 (A)	504	459
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.734%, 04/25/2024 (A) (B)	7,112	7,143
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.334%, 04/25/2025 (A)	368	366
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.434%, 07/27/2026 (A)	1,482	1,508
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.354%, 01/27/2025 (A)	2,335	2,330
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.404%, 01/25/2041 (A)	4,250	3,908
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.334%, 01/25/2021 (A)	2,551	2,519
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.344%, 01/25/2027 (A)	6,814	6,742
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.304%, 04/25/2022 (A)	88	88
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.394%, 01/25/2041 (A)	4,250	3,859
SLM Student Loan Trust, Ser 2007-2, Cl B
0.404%, 07/25/2025 (A)	934	843
SLM Student Loan Trust, Ser 2007-6, Cl B
1.084%, 04/27/2043 (A)	1,097	1,001
SLM Student Loan Trust, Ser 2008-2, Cl B
1.434%, 01/25/2029 (A)	1,155	1,046
SLM Student Loan Trust, Ser 2008-3, Cl B
1.434%, 04/25/2029 (A)	1,155	1,065
SLM Student Loan Trust, Ser 2008-4, Cl B
2.084%, 04/25/2029 (A)	1,155	1,151
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.534%, 01/25/2018 (A)	756	761
SLM Student Loan Trust, Ser 2008-5, Cl B
2.084%, 07/25/2029 (A)	1,155	1,184
SLM Student Loan Trust, Ser 2008-6, Cl B
2.084%, 07/25/2029 (A)	1,155	1,155

43	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-7, Cl B
2.084%, 07/25/2029 (A)	$1,155	$1,160
SLM Student Loan Trust, Ser 2008-8, Cl B
2.484%, 10/25/2029 (A)	1,155	1,219
SLM Student Loan Trust, Ser 2008-9, Cl B
2.484%, 10/25/2029 (A)	1,155	1,224
SLM Student Loan Trust, Ser 2010-1, Cl A
0.555%, 03/25/2025 (A)	382	382
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.355%, 10/25/2034 (A)	495	504
SLM Student Loan Trust, Ser 2012-3, Cl A
0.805%, 12/26/2025 (A)	4,578	4,613
SLM Student Loan Trust, Ser 2012-6, Cl B
1.155%, 04/27/2043 (A)	1,862	1,751
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.255%, 08/15/2023 (A) (B)	1,362	1,372
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.905%, 10/16/2023 (A) (B)	2,423	2,432
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.905%, 06/15/2045 (A) (B)	3,176	3,280
SLM Student Loan Trust, Ser 2013-1, Cl B
1.955%, 11/25/2043 (A)	487	488
SLM Student Loan Trust, Ser 2013-2, Cl B
1.655%, 06/25/2043 (A)	373	364
SLM Student Loan Trust, Ser 2013-3, Cl B
1.655%, 09/25/2043 (A)	768	750
SLM Student Loan Trust, Ser 2013-4, Cl A
0.705%, 06/25/2027 (A)	2,987	3,003
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.556%, 10/26/2020 (A)	1,216	1,219
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.656%, 02/25/2021 (A)	633	635
SLM Student Loan Trust, Ser 2013-6, Cl A3
0.805%, 06/26/2028 (A)	2,533	2,548
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.535%, 07/26/2021 (A)	1,286	1,287
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.745%, 03/26/2029 (A)	2,179	2,191
Sound Point CLO V, Ser 2014-1A, Cl B1
2.134%, 04/18/2026 (A) (B)	2,100	2,030
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	2,800	2,821
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	933	932
SPST, Ser 2013-1, Cl A
1.740%, 02/25/2015	1,000	1,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	$204	$204
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (B)	422	424
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
0.755%, 05/25/2035 (A)	7,135	7,123
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl A4
0.515%, 11/25/2035 (A)	1,839	1,834
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.355%, 01/30/2023 (A) (B)	3,296	3,286
Trade MAPS 1, Ser 2013-1A, Cl A
0.857%, 12/10/2018 (A) (B)	3,109	3,117
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.555%, 10/15/2015 (A) (B)	1,190	1,200
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (B)	150	162
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	2,092	2,290
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	3,158	3,320
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053	1,029	1,026
US Residential Opportunity Fund Trust, Ser 2014-1A
3.466%, 03/25/2034 (B)	680	682
Venture XV CLO, Ser 2013-15A, Cl B1
2.284%, 07/15/2025 (A) (B)	1,300	1,278
Venture XV CLO, Ser 2013-15A, Cl C
3.334%, 07/15/2025 (A) (B)	1,050	1,039
Venture XVI CLO, Ser 2014-16A, Cl A1L
1.736%, 04/15/2026 (A) (B)	4,020	4,017
VOLT NPL IX LLC, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053 (B)	249	250
VOLT XX LLC, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (B)	934	939
VOLT XXIII LLC, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053 (B)	989	992
VOLT XXIV LLC, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053 (B)	2,323	2,328
VOLT, Ser 2014-3A, Cl A1
3.250%, 05/25/2054	383	385
VOLT, Ser 2014-NPL1, Cl A1
3.625%, 10/27/2053	984	989
VOLT, Ser 2014-NPL4, Cl A1
3.125%, 04/27/2054	1,989	1,989
VOLT, Ser 2014-NPL5, Cl A1
3.228%, 09/25/2058	1,225	1,221
Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/2025 (B)	229	231
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025 (B)	412	415
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (B)	320	322

		432,983

Total Asset-Backed Securities (Cost $597,346) ($ Thousands)		605,491

44	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
FAMC
2.375%, 07/22/2015	$170	$173
2.125%, 09/15/2015	175	179
FFCB
4.625%, 11/03/2014	150	151
1.500%, 11/16/2015	7,830	7,946
0.209%, 02/27/2017 (A)	7,130	7,137
0.176%, 09/14/2016 (A)	7,370	7,374
FHLB
5.500%, 07/15/2036	200	265
0.875%, 05/24/2017	100	100
0.750%, 05/26/2015 (G)	7,510	7,452
0.090%, 10/21/2014 (H)	10,730	10,730
0.080%, 10/15/2014 to 11/07/2014 (H)	39,405	39,403
0.075%, 09/22/2014 to 11/14/2014 (H)	17,180	17,179
0.073%, 10/10/2014 (H)	33,840	33,839
0.062%, 10/29/2014 (H)	12,200	12,199
0.060%, 11/24/2014 (H)	23,580	23,577
FHLMC
6.750%, 03/15/2031	1,240	1,812
5.625%, 11/23/2035	1,581	1,673
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	9,830
9.700%, 04/05/2019	5,100	6,901
8.600%, 09/26/2019	5,655	7,474
1.573%, 04/05/2019 (H)	1,000	920
1.524%, 06/06/2019 (H)	470	430
1.470%, 03/07/2019 (H)	1,450	1,337
1.386%, 11/02/2018 (H)	9,315	8,676
1.350%, 08/03/2018 (H)	9,280	8,715
1.315%, 05/11/2018 (H)	8,920	8,424
1.302%, 04/06/2018 (H)	2,920	2,765
1.281%, 02/08/2018 (H)	960	913
0.000%, 11/30/2017 to 09/26/2019	9,050	8,388
FNMA
6.250%, 05/15/2029	3,730	5,110
3.876%, 06/01/2017 (H)	1,500	1,457
3.389%, 03/25/2024	857	896
2.914%, 10/09/2019 (H)	27,035	23,929
0.000%, 05/15/2030	1,800	1,038
Residual Funding Principal STRIPS
2.001%, 07/15/2020 (H)	14,780	13,047
1.677%, 10/15/2020 (H)	2,500	2,187
Resolution Funding STRIPS
1.711%, 01/15/2021 (H)	1,029	893
1.507%, 10/15/2019 (H)	6,700	6,066
Tennessee Valley Authority
5.880%, 04/01/2036	1,550	2,069
5.250%, 09/15/2039	498	621
4.625%, 09/15/2060	231	258
3.875%, 02/15/2021	3,090	3,403
Tennessee Valley Authority Generic STRIPS
5.741%, 07/15/2028 (H)	1,500	915

Description	Face Amount(1) ($ Thousands)		Market Value ($ Thousands)

Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025		1,000	$697

Total U.S. Government Agency Obligations (Cost $290,947) ($ Thousands)			298,548

SOVEREIGN DEBT — 2.3%
African Development Bank
8.800%, 09/01/2019		700	892
Andina de Fomento
3.750%, 01/15/2016		564	585
Brazilian Government International Bond
5.000%, 01/27/2045		200	205
Bundesschatzanweisungen
2.875%, 08/21/2022		585	580
FMS Wertmanagement AoeR
1.000%, 11/21/2017		1,660	1,650
Inter-American Development Bank MTN
4.375%, 01/24/2044		490	561
3.875%, 10/28/2041		1,358	1,415
Israel Government AID Bond
5.500%, 09/18/2033 (C)		1,000	1,293
3.433%, 11/01/2024 (H)		1,000	740
Italy Buoni Poliennali Del Tesoro
3.750%, 05/01/2021	EUR	6,620	9,859
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,966
Kommunalbanken
1.125%, 05/23/2018 (B)		7,510	7,424
Mexican Bonos
8.500%, 11/18/2038	MXN	13,526	1,270
8.000%, 06/11/2020	MXN	244	21
7.750%, 11/13/2042	MXN	155,382	13,570
6.500%, 06/09/2022	MXN	95,490	7,740
6.500%, 06/09/2022	MXN	40,389	3,274
Province of Manitoba Canada
3.050%, 05/14/2024		1,075	1,095
Province of Ontario Canada
0.950%, 05/26/2015		1,000	1,005
Province of Quebec Canada
7.500%, 07/15/2023		260	348
6.350%, 01/30/2026		270	344
2.625%, 02/13/2023		5,600	5,534
Republic of Colombia
5.625%, 02/26/2044		6,830	7,923
Republic of Indonesia MTN
5.875%, 03/13/2020		190	213
5.875%, 01/15/2024 (B)		1,264	1,439
4.875%, 05/05/2021		500	537
3.750%, 04/25/2022		500	494
3.750%, 04/25/2022 (B)		360	355
Republic of Paraguay
6.100%, 08/11/2044 (B)		900	963
Republic of Poland
4.000%, 01/22/2024		9,704	10,171
Republic of Slovakia
4.375%, 05/21/2022 (B)		2,990	3,218
Republic of Slovenia
5.850%, 05/10/2023 (B)		655	741
5.500%, 10/26/2022 (B)		1,426	1,575
5.250%, 02/18/2024 (B)		1,840	1,996

45	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount(1) ($ Thousands)	Market Value ($ Thousands)

Republic of South Africa
5.875%, 09/16/2025 (C)	4,750	$5,375
Republic of Turkey
7.500%, 11/07/2019	300	355
7.000%, 03/11/2019	370	426
6.250%, 09/26/2022	859	979
5.750%, 03/22/2024 (C)	4,605	5,114
5.625%, 03/30/2021	562	618
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	4,957	5,514
South Africa Government International Bond
5.375%, 07/24/2044	288	300
Tunisia Government AID Bonds
2.452%, 07/24/2021	1,886	1,898
United Mexican States MTN
6.050%, 01/11/2040	394	492
5.750%, 10/12/2110	3,617	4,024
5.550%, 01/21/2045	21,303	24,999
4.750%, 03/08/2044	1,098	1,152
4.000%, 10/02/2023	316	335
3.500%, 01/21/2021	690	718

Total Sovereign Debt (Cost $136,949) ($ Thousands)		145,295

MUNICIPAL BONDS — 0.8%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9, RB
0.243%, 12/26/2024 (A)	1,183	1,166
City of Chicago, Ser B, GO
6.314%, 01/01/2044	2,690	2,850
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,775	4,754
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	233
City of New York, Build America Project, GO
5.047%, 10/01/2024	4,000	4,587
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	2,000	2,367
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,330	1,881
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,280	1,887
New Jersey State, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,644	2,364
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	352
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,479	2,124
Northstar Education Finance, RB
0.985%, 01/29/2046 (A)	50	50
Ohio State, American Municipal Power, RB
7.499%, 02/15/2050	495	725

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	$1,119	$1,209
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	614
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,285	2,402
South Carolina State, Student Loan, Ser A-2, Cl A2, RB
0.354%, 12/01/2020 (A)	3,951	3,929
State of California, Build America Project, GO
7.600%, 11/01/2040	1,165	1,788
7.300%, 10/01/2039	40	58
6.650%, 03/01/2022	70	87
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,685
State of Illinois, GO
7.350%, 07/01/2035	230	269
5.877%, 03/01/2019	635	710
5.365%, 03/01/2017	760	825
5.100%, 06/01/2033	4,600	4,568
4.950%, 06/01/2023	3,724	3,965
4.350%, 06/01/2018	60	63
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	265	288

Total Municipal Bonds (Cost $41,259) ($ Thousands)		47,800

U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bills (H)
0.028%, 11/06/2014	412	412
U.S. Treasury Bonds
8.750%, 08/15/2020	6,550	9,115
8.500%, 02/15/2020	1,000	1,354
8.000%, 11/15/2021	1,000	1,402
6.625%, 02/15/2027	300	432
6.375%, 08/15/2027	200	285
6.250%, 05/15/2030	400	582
6.125%, 11/15/2027	250	350
6.125%, 08/15/2029	178	254
5.500%, 08/15/2028	200	267
5.375%, 02/15/2031	2,950	3,979
5.250%, 02/15/2029	200	262
5.000%, 05/15/2037	2,950	3,977
4.500%, 02/15/2036	2,250	2,837
4.500%, 05/15/2038	450	568
4.375%, 02/15/2038	5,450	6,759
4.375%, 11/15/2039	500	623
3.750%, 11/15/2043	28,192	31,901
3.625%, 08/15/2043	5,035	5,572
3.625%, 02/15/2044	103,418	114,471
3.500%, 02/15/2039	4,000	4,352
3.375%, 05/15/2044 (C)	7,472	7,902
3.125%, 02/15/2042	33,965	34,432
3.125%, 02/15/2043	5,261	5,310
3.125%, 08/15/2044	1,439	1,451
2.875%, 05/15/2043	37,710	36,196
2.750%, 08/15/2042	44,565	41,835
2.750%, 11/15/2042	40,600	38,062

46	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	$529	$693
1.625%, 01/15/2015	3,146	3,159
1.375%, 02/15/2044	12,978	14,806
0.750%, 02/15/2042	5,791	5,659
0.625%, 02/15/2043	15,301	14,455
0.500%, 04/15/2015	5,527	5,552
0.125%, 04/15/2017	6,658	6,811
0.125%, 07/15/2024	5,902	5,846
U.S. Treasury Notes
4.750%, 02/15/2037	1,800	2,349
4.250%, 11/15/2017	25,260	27,772
3.500%, 02/15/2018	2,000	2,156
3.125%, 04/30/2017	4,636	4,917
3.125%, 05/15/2019	279	298
3.125%, 05/15/2021	2,150	2,305
2.625%, 08/15/2020	4,100	4,276
2.500%, 05/15/2024 (C)	154,182	156,386
2.375%, 08/15/2024	11,190	11,220
2.250%, 01/31/2015	610	616
2.250%, 11/30/2017	8,920	9,246
2.250%, 07/31/2021 (C)	5,657	5,736
2.125%, 08/31/2020	1,000	1,014
2.125%, 01/31/2021	36,920	37,289
2.125%, 06/30/2021	28,890	29,068
2.125%, 08/15/2021	500	503
2.000%, 08/31/2021	9,105	9,079
2.000%, 02/15/2022	750	745
1.625%, 03/31/2019	6,910	6,930
1.625%, 04/30/2019	23,335	23,381
1.625%, 06/30/2019 (C)	22,930	22,950
1.625%, 07/31/2019 (C)	63,919	63,928
1.625%, 08/31/2019	13,404	13,272
1.625%, 08/15/2022	750	721
1.625%, 11/15/2022	5,000	4,786
1.500%, 08/31/2018	500	502
1.500%, 01/31/2019	94,913	94,846
1.500%, 05/31/2019	10,094	10,049
1.375%, 02/28/2019	31,356	31,131
1.250%, 10/31/2018	900	893
1.000%, 11/30/2019	800	771
0.875%, 04/15/2017 (C)	5,202	5,214
0.875%, 05/15/2017	33,948	33,984
0.875%, 07/15/2017 (C)	64,392	64,328
0.875%, 08/15/2017	42,023	41,957
0.750%, 03/15/2017 (C)	11,055	11,055
0.750%, 12/31/2017	2,000	1,975
0.625%, 10/15/2016	26,970	26,995
0.625%, 09/30/2017	31,403	31,030
0.500%, 06/30/2016 (C)	33,431	33,471
0.500%, 07/31/2016 (C)	22,910	22,922
0.500%, 08/31/2016	29,348	29,353
0.250%, 02/29/2016	1,658	1,657
U.S. Treasury STRIPS (H)
6.322%, 05/15/2024	800	628
5.883%, 05/15/2026	500	365
5.564%, 05/15/2036	300	153
5.528%, 02/15/2024	75	59
5.488%, 05/15/2029	100	65
5.458%, 08/15/2024	200	156
5.175%, 08/15/2030	1,550	965
5.164%, 05/15/2028	300	203
5.124%, 05/15/2034	500	272

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.061%, 11/15/2024	$450	$347
4.832%, 11/15/2029	1,450	927
4.783%, 02/15/2030	2,450	1,554
4.451%, 02/15/2017	13,420	13,163
4.360%, 08/15/2033	1,150	642
4.227%, 11/15/2017	6,150	5,929
4.180%, 08/15/2028	1,500	1,005
4.150%, 08/15/2027	4,090	2,850
4.125%, 11/15/2026	1,150	824
4.100%, 11/15/2030	4,250	2,624
4.010%, 05/15/2030	2,400	1,508
3.951%, 05/15/2043	6,020	2,393
3.880%, 11/15/2033	3,750	2,076
3.853%, 05/15/2033	2,950	1,663
3.833%, 02/15/2033	600	341
3.743%, 05/15/2027	2,070	1,456
3.728%, 02/15/2032	1,950	1,150
3.719%, 02/15/2027	6,800	4,830
3.711%, 11/15/2031	3,215	1,913
3.689%, 02/15/2026	350	258
3.677%, 02/15/2034	1,850	1,015
3.674%, 02/15/2028	2,473	1,690
3.672%, 08/15/2031	2,000	1,200
3.636%, 02/15/2031 (C)	3,500	2,140
3.531%, 11/15/2032	3,700	2,124
3.508%, 05/15/2032	9,250	5,406
3.487%, 08/15/2020	14,150	12,594
3.374%, 08/15/2034	300	162
3.327%, 08/15/2017	3,000	2,913
3.320%, 02/15/2018	1,850	1,773
3.318%, 08/15/2032	500	289
3.289%, 08/15/2021	5,100	4,399
3.286%, 05/15/2031	2,230	1,352
3.281%, 02/15/2035	885	469
3.279%, 02/15/2016	250	249
3.122%, 02/15/2029	3,980	2,617
3.036%, 08/15/2016	6,150	6,083
3.022%, 02/15/2015	200	200
2.947%, 11/15/2034	1,850	989
2.914%, 08/15/2029	3,200	2,065
2.913%, 05/15/2020	13,460	12,081
2.900%, 05/15/2035	1,350	709
2.871%, 11/15/2027	20,520	14,232
2.858%, 11/15/2021	3,650	3,121
2.755%, 05/15/2023	5,200	4,223
2.731%, 11/15/2028	800	531
2.675%, 08/15/2022	3,000	2,502
2.638%, 02/15/2023	13,550	11,094
2.602%, 02/15/2022	16,195	13,730
2.563%, 05/15/2019	7,150	6,614
2.496%, 05/15/2022	2,500	2,102
2.477%, 08/15/2026	328	237
2.452%, 11/15/2023	500	399
2.126%, 02/15/2021	17,165	15,060
1.795%, 05/15/2021	12,450	10,827
1.761%, 08/15/2019	2,000	1,838
1.555%, 02/15/2020	2,000	1,809
1.515%, 08/15/2018	14,850	14,045
1.471%, 05/15/2018	4,000	3,808
1.021%, 11/15/2016 (C)	1,910	1,883

Total U.S. Treasury Obligations (Cost $1,476,096) ($ Thousands)		1,515,892

47	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Description	Shares/Contracts	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P.
0.070% ** † (I)	375,895,585	$375,896

Total Affiliated Partnership (Cost $375,896) ($ Thousands)		375,896

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	382,612,715	382,613

Total Cash Equivalent (Cost $382,613) ($ Thousands)		382,613

Total Investments — 113.4% (Cost $6,825,461) ($ Thousands) ††		$7,022,067

PURCHASED OPTION — 0.0%
September 2014, Euro $ Option Put, Expires: 09/12/2014, Strike Price $98.00 *	246	$5

Total Purchased Option (Cost $10) ($ Thousands)		5

PURCHASED SWAPTIONS — 0.0%
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500% *	11,750	424
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500% *	11,750	424
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000% *	8,145	239
May 2018, 3-Month LIBOR Put, Expires: 04/09/2018, Strike Rate: 4.500% *	13,520	497

Total Purchased Swaptions (Cost $3,090) ($ Thousands)		1,584

WRITTEN OPTIONS — 0.0%
November 2014, USD Call/Euro Put Option, Expires: 11/28/2014, Strike Price $1.30 *	(13,300,000)	$(88)
November 2020, U.S. CPI Urban Consumers NSA Call, Expires: 11/23/2020, Strike Rate: Inflation 0.000% *	(7,020,000)	(2)
October 2014, U.S. 10 Year Future Option Call, Expires: 09/29/2014, Strike Price $126.50 *	(151)	(54)
October 2014, U.S. Bond Future Option Call, Expires: 09/26/2014, Strike Price $144.00 *	(82)	(18)
September 2014, Euro $ Option Put, Expires: 09/12/2014, Strike Price $97.50 *	(246)	(2)

Total Written Options (Premiums Received $264) ($ Thousands)		(164)

Description	Contracts	Market Value ($ Thousands)

WRITTEN SWAPTION — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000% *	(30,730)	$(351)

Total Written Swaption (Premiums Received $795) ($ Thousands)		(351)

The open futures contracts held by the Fund at August 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	600	Dec-2015	$65
90-Day Euro$	(195)	Dec-2016	(1)
90-Day Euro$	(583)	Jun-2018	(641)
90-Day Euro$	305	Mar-2015	105
90-Day Euro$	(305)	Mar-2016	62
Euro	(40)	Sep-2014	256
Euro-Bobl	(234)	Sep-2014	(332)
U.S. 10-Year Treasury Note	401	Dec-2014	183
U.S. 2-Year Treasury Note	(1,371)	Dec-2014	(135)
U.S. 5-Year Treasury Note	(971)	Dec-2014	(281)
U.S. 5-Year Treasury Note	396	Dec-2014	139
U.S. Long Treasury Bond	(1,307)	Dec-2014	(1,295)
U.S. Ultra Long Treasury Bond	606	Dec-2014	1,685
U.S. Ultra Long Treasury Bond	(603)	Dec-2014	(1,156)

			$(1,346)

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/14/14	EUR	32,937	USD	44,069	$666
11/14/14	JPY	2,041,344	USD	19,998	335
11/14/14	USD	9,969	EUR	7,558	(9)

					$992

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2014, is as follows:

Counterparty	Currency to Deliver ( $ Thousands)	Currency to Receive ($ Thousands)	(Unrealized Appreciation (Depreciation) ($ Thousands)
Citicorp Security Services	$(18,055)	$18,379	$324
Barclays PLC	(12,850)	13,035	186
JP Morgan Chase Bank	(38,750)	39,178	429
UBS	(3,381)	3,434	53

			$992

For the period ended August 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

48	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

A list of the open OTC swap agreements held by the Fund at August 31, 2014 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	3.49%	3 Month USD-LIBOR	03/15/46	$8,250	$(350)
Barclays Bank PLC	2.48%	3 Month USD-LIBOR	11/15/27	4,105	(78)
Barclays Bank PLC	2.42%	3 Month USD-LIBOR	11/15/27	4,110	(41)
Barclays Bank PLC	3-Month USD-LIBOR	3.15%	03/15/26	18,410	247
Citigroup	2.71%	3 Month USD-LIBOR	08/15/42	8,210	554
Goldman Sachs	3.13%	3 Month USD-LIBOR	04/09/46	8,270	257
Goldman Sachs	3-Month USD-LIBOR	2.80%	04/09/26	18,340	(333)

					$256

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Deutsche Bank	Berkshire Hathaway Inc.	SELL	1.00	03/20/24	$(3,280)	$116
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,660)	—
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,900)	1

						$117

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2014 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD-LIBOR	11/15/43	$5,080	$(626)

For the period ended August 31, 2014, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

49	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Percentages are based on a Net Assets of $6,193,416 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $6,825,461 ($ Thousands), and the unrealized appreciation and depreciation were $246,413 ($ Thousands) and $(49,807) ($ Thousands), respectively.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $366,376 ($ Thousands).

(D)	Securities considered illiquid. The total market value of such securities as of August 31, 2014 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security in default on interest payments.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2014 was $614 ($ Thousands) and represented 0.0% of Net Assets.

(G)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2014. The coupon on a step bond changes on a specified date.

(H)	The rate reported is the effective yield at time of purchase.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $375,896 ($ Thousands).

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR — Euro

FAMC — Federal Agricultural Mortgage Corporation

FDIC — Federal Deposit Insurance Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

NCUA — National Credit Union Association

NSA — Nikkei Stock Average

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

ULC — Unlimited Liability Corporation

USD — United States Dollar

50	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

The following is a list of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$2,192,986	$—	$2,192,986
Corporate Obligations	—	1,456,932	614	1,457,546
Asset-Backed Securities	—	605,491	—	605,491
U.S. Government Agency Obligations	—	298,548	—	298,548
Sovereign Debt	—	145,295	—	145,295
Municipal Bonds	—	47,800	—	47,800
U.S. Treasury Obligations	—	1,515,892	—	1,515,892
Affiliated Partnership	—	375,896	—	375,896
Cash Equivalent	382,613	—	—	382,613

Total Investments in Securities	$382,613	$6,638,840	$614	$7,022,067

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$5	$—	$5
Purchased Swaptions	—	1,584	—	1,584
Written Options	—	(164)	—	(164)
Written Swaptions	—	(351)	—	(351)
Futures Contracts *
Unrealized Appreciation	2,495	—	—	2,495
Unrealized Depreciation	(3,841)	—	—	(3,841)
Forwards Contracts *
Unrealized Appreciation	—	1,001	—	1,001
Unrealized Depreciation	—	(9)	—	(9)
OTC Swaps
Interest Rate Swaps **
Unrealized Appreciation	—	1,058	—	1,058
Unrealized Depreciation	—	(802)	—	(802)
Credit Default Swaps *
Unrealized Appreciation	—	117	—	117
Centrally Cleard Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(626)	—	(626)

Total Other Financial Instruments	$(1,346)	$1,813	$—	$467

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

51	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2014

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (‘‘ISDA’’), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2014, the Fund is the seller (‘‘providing protection’’) on a total notional amount of $6.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$92,680	—	—	—	$92,680
Maximum potential amount of future payments	6,840,000	—	—	—	6,840,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) (1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)
0 - 4000	—	—	—	$6,840,000	—	$6,840,000
Greater than 4000	—	—	—	—	—	—

Total	—	—	—	$6,840,000	—	$6,840,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

52	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 71.3%

Consumer Discretionary — 16.0%
Academy
9.250%, 08/01/2019 (A)	$715	$767
Adelphia Communications (escrow security)
10.250%, 06/15/2011 (B)	125	1
7.875%, 01/15/2009 (B)	250	2
7.750%, 05/01/2009 (B)	75	1
Adelphia Communications (escrow security), Ser B
9.500%, 02/15/2004 (B)	25	—
Affinia Group
7.750%, 05/01/2021	1,810	1,864
Affinity Gaming LLC
9.000%, 05/15/2018	1,925	1,925
Air Canada
7.750%, 04/15/2021 (A)	3,235	3,397
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	2,498	2,492
8.500%, 10/15/2018 (A)	855	889
Allegion US Holding
5.750%, 10/01/2021	1,120	1,173
Allison Transmission
7.125%, 05/15/2019 (A)	2,146	2,269
AMC Entertainment
9.750%, 12/01/2020	1,415	1,588
5.875%, 02/15/2022	1,000	1,030
American Axle & Manufacturing
7.750%, 11/15/2019	1,465	1,666
6.250%, 03/15/2021	290	307
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,410	1,435
American Greetings
7.375%, 12/01/2021	390	414
AmeriGas Finance LLC
7.000%, 05/20/2022	5,393	5,851
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,529
Belo
7.750%, 06/01/2027	2,025	2,253
Bon-Ton Department Stores
8.000%, 06/15/2021	2,565	2,398
Boyd Gaming
9.000%, 07/01/2020	1,980	2,128
Cablevision Systems
7.750%, 04/15/2018	4,736	5,269
5.875%, 09/15/2022	1,947	1,976
Caesars Entertainment Operating
11.250%, 06/01/2017	1,645	1,353
10.000%, 12/15/2018	788	200
9.000%, 02/15/2020	14,310	11,470
8.500%, 02/15/2020	1,595	1,284
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020 (A)	3,310	3,285
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022 (A)	1,615	1,563

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carmike Cinemas
7.375%, 05/15/2019	$950	$1,022
CCO Holdings LLC
7.375%, 06/01/2020	940	1,015
7.000%, 01/15/2019	1,205	1,264
6.625%, 01/31/2022	1,575	1,691
6.500%, 04/30/2021	4,640	4,930
5.250%, 03/15/2021	400	409
5.250%, 09/30/2022	1,785	1,812
5.125%, 02/15/2023	2,000	1,990
Cedar Fair
5.375%, 06/01/2024 (A)	3,645	3,663
5.250%, 03/15/2021	1,000	1,015
Century Communities
6.875%, 05/15/2022 (A)	2,325	2,389
Chassix
9.250%, 08/01/2018 (A)	835	864
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	1,650	1,831
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	4,555	4,373
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	545	533
Chrysler Group LLC
8.250%, 06/15/2021	5,445	6,085
8.000%, 06/15/2019	420	452
Cinemark USA
7.375%, 06/15/2021	640	696
5.125%, 12/15/2022	1,100	1,118
4.875%, 06/01/2023	435	432
Claire’s Stores
9.000%, 03/15/2019 (A)	1,665	1,732
8.875%, 03/15/2019	780	690
Clear Channel Communications
14.000%, 02/01/2021	4,285	4,307
9.000%, 12/15/2019	581	601
9.000%, 03/01/2021	1,030	1,069
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,565	1,674
6.500%, 11/15/2022	3,680	3,933
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,060
Conn’s
7.250%, 07/15/2022 (A)	2,488	2,401
CSC Holdings LLC
8.625%, 02/15/2019	3,245	3,813
6.750%, 11/15/2021	1,000	1,100
5.250%, 06/01/2024 (A)	4,800	4,752
CST Brands
5.000%, 05/01/2023	350	350
Dana Holdings
6.750%, 02/15/2021	1,974	2,107
6.500%, 02/15/2019	520	542
6.000%, 09/15/2023	340	362
5.375%, 09/15/2021	535	555
DBP Holding
7.750%, 10/15/2020 (A)	930	879
DISH DBS
7.875%, 09/01/2019	1,780	2,065
6.750%, 06/01/2021	1,510	1,689
5.875%, 07/15/2022	7,279	7,724
5.125%, 05/01/2020	35	36
5.000%, 03/15/2023	5,060	5,035

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	$3,290	$3,512
Empire Today LLC
11.375%, 02/01/2017 (A)	1,841	1,855
Ferrellgas
6.500%, 05/01/2021	2,650	2,723
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,500	35
General Motors
6.250%, 10/02/2043	875	1,026
4.875%, 10/02/2023	3,090	3,306
General Motors Financial
6.750%, 06/01/2018	1,365	1,534
4.250%, 05/15/2023	325	332
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,260	2,283
Gibson Brands
8.875%, 08/01/2018 (A)	1,436	1,450
Goodyear Tire & Rubber
8.750%, 08/15/2020	605	720
8.250%, 08/15/2020	480	522
6.500%, 03/01/2021	2,345	2,515
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,595	4,026
GRD Holdings III
10.750%, 06/01/2019 (A)	4,800	5,292
Guitar Center
9.625%, 04/15/2020 (A)	1,760	1,474
6.500%, 04/15/2019 (A)	2,285	2,171
Gymboree
9.125%, 12/01/2018	910	553
Hanesbrands
6.375%, 12/15/2020	800	859
HD Supply
11.500%, 07/15/2020	2,130	2,503
11.000%, 04/15/2020	535	619
8.125%, 04/15/2019	1,310	1,427
7.500%, 07/15/2020	2,542	2,733
Hillman Group
6.375%, 07/15/2022 (A)	340	339
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	565	599
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,629
5.875%, 02/01/2022	3,650	3,805
4.875%, 03/15/2019	2,961	3,042
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,705	1,812
Isle of Capri Casinos
5.875%, 03/15/2021	495	517
Jarden
6.125%, 11/15/2022	500	530
JC Penney
6.375%, 10/15/2036	710	607
5.750%, 02/15/2018	365	350
5.650%, 06/01/2020	3,500	3,194
L Brands
6.950%, 03/01/2033	1,174	1,230
6.625%, 04/01/2021	1,270	1,430
5.625%, 02/15/2022	1,995	2,145
5.625%, 10/15/2023	585	630

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landry’s
9.375%, 05/01/2020 (A)	$3,539	$3,804
Liberty Interactive LLC
8.250%, 02/01/2030	4,555	5,056
Marina District Finance
9.875%, 08/15/2018	1,420	1,495
MCE Finance
5.000%, 02/15/2021 (A)	855	851
MDC Partners
6.750%, 04/01/2020 (A)	6,970	7,284
Men’s Wearhouse
7.000%, 07/01/2022 (A)	790	828
MGM Resorts International
11.375%, 03/01/2018	625	791
7.750%, 03/15/2022	1,050	1,228
6.750%, 10/01/2020	2,345	2,597
6.625%, 12/15/2021	3,180	3,538
5.250%, 03/31/2020	2,680	2,794
Michaels FinCo Holdings LLC
7.500%, 08/01/2018 (A)	1,241	1,269
Michaels Stores
5.875%, 12/15/2020 (A)	930	944
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	3,724	4,003
MTR Gaming Group PIK
11.500%, 08/01/2019	1,265	1,413
Neiman Marcus Group LLC
8.750%, 10/15/2021 (A)	525	571
8.000%, 10/15/2021 (A)	445	480
Netflix
5.375%, 02/01/2021	1,947	2,039
New Academy Finance LLC PIK
8.000%, 06/15/2018 (A)	1,300	1,323
New Albertsons
8.000%, 05/01/2031	4,690	4,549
7.750%, 06/15/2026	135	132
7.450%, 08/01/2029	1,940	1,824
Nexstar Broadcasting
6.875%, 11/15/2020	3,475	3,683
Party City Holdings
8.875%, 08/01/2020	3,050	3,363
PC Nextco Holdings LLC
8.750%, 08/15/2019 (A)	350	360
Peninsula Gaming LLC
8.375%, 02/15/2018 (A)	2,750	2,901
Petco Animal Supplies
9.250%, 12/01/2018 (A)	360	383
Pinnacle Entertainment
7.750%, 04/01/2022	665	718
7.500%, 04/15/2021	1,375	1,475
6.375%, 08/01/2021	675	700
Quebecor Media (escrow security)
0.000%, 11/15/2013 (B)	1,800	5
0.000%, 03/15/2016 (B)	2,175	5
QVC
4.375%, 03/15/2023	2,000	2,016
Radio One
9.250%, 02/15/2020 (A)	2,430	2,527
Radio Systems
8.375%, 11/01/2019 (A)	780	859
Regal Entertainment Group
5.750%, 03/15/2022	1,285	1,317

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rent-A-Center
4.750%, 05/01/2021	$1,000	$895
RSI Home Products
6.875%, 03/01/2018 (A)	490	515
Sabre
8.500%, 05/15/2019 (A)	1,212	1,326
Sally Holdings LLC
5.750%, 06/01/2022	780	823
5.500%, 11/01/2023	565	596
Schaeffler Finance MTN
4.250%, 05/15/2021 (A)	400	399
Seminole Tribe
6.535%, 10/01/2020 (A)	1,450	1,573
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	2,125	2,290
Service International
7.625%, 10/01/2018	450	519
7.500%, 04/01/2027	1,265	1,395
5.375%, 05/15/2024 (A)	415	428
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,665	2,985
Sinclair Television Group
6.125%, 10/01/2022	385	404
5.625%, 08/01/2024 (A)	4,272	4,261
5.375%, 04/01/2021	5,335	5,442
Sirius XM Radio
6.000%, 07/15/2024 (A)	1,535	1,596
5.875%, 10/01/2020 (A)	2,000	2,090
5.750%, 08/01/2021 (A)	1,000	1,040
4.625%, 05/15/2023 (A)	2,740	2,644
4.250%, 05/15/2020 (A)	2,000	1,960
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,850	3,898
Spanish Broadcasting System
12.500%, 04/15/2017 (A)	1,641	1,789
Station Casinos LLC
7.500%, 03/01/2021	2,073	2,239
Suburban Propane Partners
7.375%, 03/15/2020	500	525
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	4,695	4,672
Tempur Sealy International
6.875%, 12/15/2020	470	509
Time
5.750%, 04/15/2022 (A)	730	728
Toys R Us
10.375%, 08/15/2017	5,680	4,942
UCI International
8.625%, 02/15/2019	1,185	1,132
Univision Communications
8.500%, 05/15/2021 (A)	1,650	1,807
7.875%, 11/01/2020 (A)	2,750	2,998
Vail Resorts
6.500%, 05/01/2019	738	773
Viking Cruises
8.500%, 10/15/2022 (A)	5,280	5,834
VTR Finance
6.875%, 01/15/2024 (A)	2,300	2,467
William Carter
5.250%, 08/15/2021	155	162
William Lyon Homes
5.750%, 04/15/2019	2,155	2,177

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WLH PNW Finance
7.000%, 08/15/2022 (A)	$2,100	$2,160
WMG Acquisition
6.750%, 04/15/2022 (A)	3,295	3,262
6.000%, 01/15/2021 (A)	338	352
5.625%, 04/15/2022 (A)	1,045	1,071
Wok Acquisition
10.250%, 06/30/2020 (A)	3,715	3,808
Wynn Las Vegas
4.250%, 05/30/2023 (A)	487	474

		365,253

Consumer Staples — 6.5%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	812
Albertson’s
8.700%, 05/01/2030	635	641
Altegrity
9.500%, 07/01/2019 (A)	979	942
American Achievement
10.875%, 04/15/2016 (A)	2,390	2,450
APX Group
8.750%, 12/01/2020	5,135	5,109
6.375%, 12/01/2019	3,118	3,165
Aramark Services
5.750%, 03/15/2020	3,450	3,614
Armored Autogroup
9.250%, 11/01/2018	870	900
Ashtead Capital
6.500%, 07/15/2022 (A)	2,140	2,327
Avis Budget Car Rental LLC
5.500%, 04/01/2023	797	815
B&G Foods
4.625%, 06/01/2021	555	547
BI-LO LLC
8.625%, 09/15/2018 (A)	1,685	1,660
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (A)	3,250	3,412
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	1,907	2,021
Central Garden and Pet
8.250%, 03/01/2018	6,135	6,327
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,574	1,798
Chiquita Brands International
7.875%, 02/01/2021	1,017	1,112
Cott Beverages
5.375%, 07/01/2022 (A)	2,352	2,340
Crestview DS Merger Sub II
10.000%, 09/01/2021	1,020	1,153
Crimson Merger Sub
6.625%, 05/15/2022 (A)	1,405	1,342
Darling International
5.375%, 01/15/2022 (A)	1,530	1,587
Del Monte
7.625%, 02/15/2019	1,410	1,456
Diamond Foods
7.000%, 03/15/2019 (A)	900	924
Elizabeth Arden
7.375%, 03/15/2021	3,240	3,037
Fleming
10.125%, 04/01/2008 (B)	974	—
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,650	1,778

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grifols Worldwide Operations
5.250%, 04/01/2022 (A)	$3,896	$4,003
Harbinger Group
7.875%, 07/15/2019	4,150	4,503
7.750%, 01/15/2022	586	598
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	9,691	10,054
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (A)	150	150
Hertz
7.500%, 10/15/2018	580	605
7.375%, 01/15/2021	400	428
5.875%, 10/15/2020	1,050	1,080
HJ Heinz
4.250%, 10/15/2020	1,310	1,328
Immucor
11.125%, 08/15/2019	5,565	6,178
JBS Investments GmbH
7.750%, 10/28/2020 (A)	1,520	1,642
KeHE Distributors LLC
7.625%, 08/15/2021 (A)	1,900	2,042
Lantheus Medical Imaging
9.750%, 05/15/2017	1,440	1,458
Monitronics International
9.125%, 04/01/2020	6,275	6,714
Pantry
8.375%, 08/01/2020	1,440	1,541
Post Holdings
7.375%, 02/15/2022	1,625	1,706
6.750%, 12/01/2021 (A)	455	464
6.000%, 12/15/2022 (A)	1,420	1,399
Prestige Brands
5.375%, 12/15/2021 (A)	1,025	1,017
Reynolds Group Issuer
9.875%, 08/15/2019	3,640	4,036
9.000%, 04/15/2019	2,415	2,536
8.250%, 02/15/2021	4,264	4,653
6.875%, 02/15/2021	1,225	1,312
5.750%, 10/15/2020	6,545	6,840
Rite Aid
7.700%, 02/15/2027	2,635	2,925
6.750%, 06/15/2021	1,575	1,671
Roundy’s Supermarkets
10.250%, 12/15/2020 (A)	350	339
ServiceMaster
8.000%, 02/15/2020	220	236
7.450%, 08/15/2027	1,400	1,470
7.250%, 03/01/2038	4,710	4,513
7.000%, 08/15/2020	451	481
Spectrum Brands
6.750%, 03/15/2020	480	511
6.625%, 11/15/2022	1,415	1,532
6.375%, 11/15/2020	780	838
SUPERVALU
6.750%, 06/01/2021	4,630	4,746
TransUnion Holding
9.625%, 06/15/2018	425	444
8.125%, 06/15/2018	2,349	2,443
Truven Health Analytics
10.625%, 06/01/2020	1,598	1,718
United Rentals North America
8.250%, 02/01/2021	4,245	4,669
7.625%, 04/15/2022	535	601
7.375%, 05/15/2020	170	185

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vector Group
7.750%, 02/15/2021	$2,030	$2,162

		149,040

Energy — 11.8%
Access Midstream Partners
6.125%, 07/15/2022	625	680
5.875%, 04/15/2021	310	329
4.875%, 05/15/2023	395	416
4.875%, 03/15/2024	1,200	1,262
Alpha Natural Resources
6.000%, 06/01/2019	635	452
American Energy-Permian Basin LLC
7.375%, 11/01/2021 (A)	1,219	1,189
7.125%, 11/01/2020 (A)	1,403	1,368
6.732%, 08/01/2019 (A) (C)	6,000	5,865
Antero Resources Finance
6.000%, 12/01/2020	170	180
5.375%, 11/01/2021	435	448
Arch Coal
8.000%, 01/15/2019 (A)	1,555	1,497
7.250%, 06/15/2021	955	633
7.000%, 06/15/2019	510	363
Athlon Holdings
6.000%, 05/01/2022 (A)	1,755	1,808
Atlas Energy Holdings Operating LLC
9.250%, 08/15/2021	1,950	2,052
7.750%, 01/15/2021	1,350	1,377
Atlas Pipeline Partners
6.625%, 10/01/2020	1,970	2,078
5.875%, 08/01/2023	1,850	1,878
4.750%, 11/15/2021	2,400	2,322
Atwood Oceanics
6.500%, 02/01/2020	1,558	1,651
Baytex Energy
5.625%, 06/01/2024 (A)	1,330	1,330
5.125%, 06/01/2021 (A)	2,040	2,043
Berry Petroleum LLC
6.375%, 09/15/2022	430	448
Bill Barrett
7.625%, 10/01/2019	2,000	2,110
7.000%, 10/15/2022	1,400	1,442
BreitBurn Energy Partners
8.625%, 10/15/2020	640	685
7.875%, 04/15/2022	6,330	6,710
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,165	2,262
Carrizo Oil & Gas
7.500%, 09/15/2020	400	428
Chaparral Energy
8.250%, 09/01/2021	915	987
7.625%, 11/15/2022	730	784
Chesapeake Energy
6.875%, 11/15/2020	340	394
6.625%, 08/15/2020	1,300	1,498
6.125%, 02/15/2021	145	164
4.875%, 04/15/2022	2,320	2,427
3.479%, 04/15/2019 (C)	310	313
Compressco Partners
7.250%, 08/15/2022 (A)	1,830	1,848
Concho Resources
6.500%, 01/15/2022	80	88

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CONSOL Energy
5.875%, 04/15/2022 (A)	$430	$449
Crestwood Midstream Partners
7.750%, 04/01/2019	4,050	4,303
6.125%, 03/01/2022 (A)	700	724
Denbury Resources
5.500%, 05/01/2022	930	953
4.625%, 07/15/2023	510	492
Dresser-Rand Group
6.500%, 05/01/2021	600	642
Eagle Rock Energy Partners
8.375%, 06/01/2019	3,810	4,096
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,800	4,037
Energy Transfer Equity
5.875%, 01/15/2024	5,209	5,502
Energy XXI Gulf Coast
7.500%, 12/15/2021	3,350	3,551
6.875%, 03/15/2024 (A)	1,455	1,480
EnQuest
7.000%, 04/15/2022 (A)	2,000	2,010
EP Energy LLC
9.375%, 05/01/2020	2,128	2,399
7.750%, 09/01/2022	765	859
EV Energy Partners
8.000%, 04/15/2019	1,465	1,516
EXCO Resources
8.500%, 04/15/2022	1,105	1,123
Exterran Partners
6.000%, 04/01/2021	2,090	2,111
FTS International
6.250%, 05/01/2022 (A)	2,890	2,955
Genesis Energy
5.750%, 02/15/2021	755	780
Gibson Energy
6.750%, 07/15/2021 (A)	5,200	5,616
Global Partners
6.250%, 07/15/2022 (A)	3,335	3,352
Gulfport Energy
7.750%, 11/01/2020 (A)	120	129
Halcon Resources
9.750%, 07/15/2020	1,350	1,455
9.250%, 02/15/2022	400	429
8.875%, 05/15/2021	6,025	6,341
Hercules Offshore
8.750%, 07/15/2021 (A)	460	465
7.500%, 10/01/2021 (A)	755	713
6.750%, 04/01/2022 (A)	1,360	1,231
Hiland Partners
7.250%, 10/01/2020 (A)	2,035	2,193
5.500%, 05/15/2022 (A)	360	364
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)	500	508
Key Energy Services
6.750%, 03/01/2021	2,045	2,076
Kinder Morgan
5.000%, 02/15/2021 (A)	1,345	1,439
Kodiak Oil & Gas
8.125%, 12/01/2019	1,135	1,249
5.500%, 02/01/2022	120	127
Laredo Petroleum
7.375%, 05/01/2022	1,560	1,708
5.625%, 01/15/2022	935	961

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Legacy Reserves
8.000%, 12/01/2020	$2,250	$2,419
6.625%, 12/01/2021 (A)	1,960	1,984
Lightstream Resources
8.625%, 02/01/2020 (A)	320	331
Linn Energy LLC
7.750%, 02/01/2021	1,895	2,018
6.250%, 11/01/2019	3,350	3,459
MarkWest Energy Partners
6.500%, 08/15/2021	265	282
5.500%, 02/15/2023	860	907
MEG Energy
7.000%, 03/31/2024 (A)	590	642
6.500%, 03/15/2021 (A)	736	777
6.375%, 01/30/2023 (A)	3,400	3,604
Memorial Production Partners
7.625%, 05/01/2021	3,990	4,140
6.875%, 08/01/2022 (A)	5,740	5,683
Memorial Resource Development
5.875%, 07/01/2022 (A)	3,000	3,045
Midstates Petroleum
10.750%, 10/01/2020	5,237	5,793
9.250%, 06/01/2021	3,350	3,626
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,950	1,531
Millennium Offshore Services Superholdings LLC
9.500%, 02/15/2018 (A)	1,040	1,113
Murphy Oil USA
6.000%, 08/15/2023	1,415	1,500
Murray Energy
8.625%, 06/15/2021 (A)	2,230	2,364
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,700	1,823
Northern Blizzard Resources
7.250%, 02/01/2022 (A)	1,440	1,519
Northern Oil and Gas
8.000%, 06/01/2020	1,420	1,491
NuStar Logistics
6.750%, 02/01/2021	1,070	1,188
Oasis Petroleum
6.875%, 03/15/2022	2,145	2,343
Ocean Rig UDW
7.250%, 04/01/2019 (A)	1,560	1,552
Pacific Drilling
5.375%, 06/01/2020 (A)	1,150	1,121
PDC Energy
7.750%, 10/15/2022	1,470	1,610
Peabody Energy
6.500%, 09/15/2020	160	161
6.250%, 11/15/2021	2,345	2,336
Penn Virginia Resource Partners
8.375%, 06/01/2020	1,820	2,025
Pioneer Energy Services
6.125%, 03/15/2022 (A)	1,460	1,486
PVR Partners Penn Virginia
6.500%, 05/15/2021	2,200	2,371
QR Energy
9.250%, 08/01/2020	725	828
Range Resources
5.000%, 08/15/2022	945	1,005

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Regency Energy Partners
5.875%, 03/01/2022	$2,810	$3,021
5.750%, 09/01/2020	35	38
5.500%, 04/15/2023	550	576
5.000%, 10/01/2022	345	357
Rice Energy
6.250%, 05/01/2022 (A)	2,615	2,674
RKI Exploration & Production LLC
8.500%, 08/01/2021 (A)	610	656
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (A)	3,590	3,814
5.625%, 04/15/2020 (A)	1,715	1,809
Rose Rock Midstream
5.625%, 07/15/2022 (A)	5,356	5,463
Rosetta Resources
5.875%, 06/01/2022	1,100	1,128
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022 (A)	2,955	3,206
5.750%, 05/15/2024 (A)	530	551
5.625%, 02/01/2021	4,200	4,431
5.625%, 04/15/2023	7,355	7,649
Samson Investment
9.750%, 02/15/2020	1,555	1,586
Sanchez Energy
6.125%, 01/15/2023 (A)	180	186
SandRidge Energy
8.125%, 10/15/2022	5,314	5,646
7.500%, 03/15/2021	2,965	3,113
7.500%, 02/15/2023	6,635	6,900
SemGroup
7.500%, 06/15/2021	1,970	2,128
SESI LLC
7.125%, 12/15/2021	2,000	2,255
Summit Midstream Holdings LLC
7.500%, 07/01/2021	1,200	1,320
5.500%, 08/15/2022	1,100	1,122
Tesoro Logistics
6.125%, 10/15/2021	460	484
5.875%, 10/01/2020	1,245	1,304
Triangle USA Petroleum
6.750%, 07/15/2022 (A)	5,145	5,261
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	925
Tullow Oil
6.000%, 11/01/2020 (A)	600	606
Unit
6.625%, 05/15/2021	1,950	2,028
Vanguard Natural Resources LLC
7.875%, 04/01/2020	375	398
Venoco
8.875%, 02/15/2019	850	816
Warren Resources
9.000%, 08/01/2022 (A)	915	923
Whiting Petroleum
5.750%, 03/15/2021	1,315	1,443
Williams
8.750%, 03/15/2032	600	779
7.500%, 01/15/2031	780	929
YPF
8.750%, 04/04/2024 (A)	1,345	1,399

		269,148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 6.3%
AAF Holdings LLC
12.000%, 07/01/2019 (A)	$976	$1,003
Ally Financial
8.000%, 03/15/2020	2,115	2,570
8.000%, 11/01/2031	3,175	4,108
7.500%, 09/15/2020	3,770	4,510
6.250%, 12/01/2017	1,000	1,101
4.750%, 09/10/2018	185	195
3.500%, 01/27/2019	3,150	3,174
2.908%, 07/18/2016 (C)	560	571
Alphabet Holding PIK
7.750%, 11/01/2017	3,550	3,559
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,045
American International Group
8.175%, 05/15/2058 (C)	1,290	1,777
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,915	4,169
Aventine (escrow security) PIK
0.000%, 10/15/2049 (B) (D) (E) (F)	2,600	1
Bank of America
8.000%, 12/29/2049 (C)	1,805	1,995
5.125%, 12/31/2049 (C)	1,947	1,936
Barclays Bank
7.625%, 11/21/2022	1,510	1,696
Boart Longyear Management
10.000%, 10/01/2018 (A)	2,000	2,095
7.000%, 04/01/2021 (A)	4,040	2,929
CIT Group
6.625%, 04/01/2018 (A)	300	334
5.500%, 02/15/2019 (A)	2,775	2,994
5.250%, 03/15/2018	720	769
4.250%, 08/15/2017	65	67
3.875%, 02/19/2019	1,420	1,438
Citigroup
5.950%, 12/29/2049 (C)	1,950	1,967
City National Bank
9.000%, 08/12/2019	4,062	4,879
Compass Investors
7.750%, 01/15/2021 (A)	4,105	4,228
Corrections Corp of America ‡
4.625%, 05/01/2023	955	947
4.125%, 04/01/2020	995	986
Credit Suisse Group
7.500%, 12/11/2048	2,785	3,022
6.250%, 12/29/2049 (A) (C)	925	925
Crown Castle International ‡
5.250%, 01/15/2023	940	971
CTR Partnership ‡
5.875%, 06/01/2021 (A)	3,745	3,801
CyrusOne
6.375%, 11/15/2022	380	402
Denali Borrower LLC
5.625%, 10/15/2020 (A)	1,420	1,498
Geo Group ‡
6.625%, 02/15/2021	475	501
5.875%, 01/15/2022	825	844
5.125%, 04/01/2023	230	223
GLP Capital
4.875%, 11/01/2020	429	448

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	$4,825	$5,078
Hub Holdings LLC
8.125%, 07/15/2019 (A)	1,070	1,082
Infinity Acquisition LLC
7.250%, 08/01/2022 (A)	2,170	2,143
ING US
5.650%, 05/15/2053 (C)	2,050	2,086
International Lease Finance
6.250%, 05/15/2019	1,320	1,463
5.875%, 04/01/2019	3,845	4,201
4.625%, 04/15/2021	315	322
Iron Mountain ‡
7.750%, 10/01/2019	2,625	2,838
6.000%, 08/15/2023	790	843
Jefferies Finance LLC
6.875%, 04/15/2022 (A)	2,660	2,667
JPMorgan Chase
7.900%, 04/29/2049 (C)	1,967	2,176
6.750%, 08/29/2049 (C)	1,590	1,707
Kennedy-Wilson
5.875%, 04/01/2024	2,120	2,154
Lloyds Banking Group
7.500%, 12/01/2099 (C)	3,900	4,090
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,000	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,795	1,822
Millennium (escrow security)
7.625%, 11/15/2026 (B)	200	—
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,697
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,363
6.500%, 07/01/2021	1,000	980
6.500%, 06/01/2022	2,000	1,960
Nuveen Investments
9.500%, 10/15/2020 (A)	2,005	2,340
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	715	710
Opal Acquisition
8.875%, 12/15/2021 (A)	6,300	6,646
Popular
7.000%, 07/01/2019	1,460	1,467
Rayonier AM Products ‡
5.500%, 06/01/2024 (A)	300	294
Realogy Group LLC
7.625%, 01/15/2020 (A)	930	1,014
RHP Hotel Properties ‡
5.000%, 04/15/2021	2,471	2,471
Royal Bank of Scotland Group
5.125%, 05/28/2024	780	796
SLM MTN
8.000%, 03/25/2020	4,000	4,620
Stena
7.000%, 02/01/2024 (A)	2,285	2,422
The Escrow Corporation
6.000%, 10/01/2020	1,630	1,769
Walter Investment Management
7.875%, 12/15/2021 (A)	1,363	1,387
Wells Fargo
7.980%, 03/29/2049 (C)	1,950	2,203
Wilton Re Finance LLC
5.875%, 03/30/2033 (A) (C)	2,400	2,502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

XL Capital
6.500%, 12/31/2049 (C)	$2,615	$2,527

		144,518

Health Care — 5.0%
Acadia Healthcare
12.875%, 11/01/2018	1,702	1,987
6.125%, 03/15/2021	1,100	1,160
5.125%, 07/01/2022 (A)	2,080	2,101
Alere
6.500%, 06/15/2020	1,640	1,658
Amsurg
5.625%, 11/30/2020	3,075	3,160
5.625%, 07/15/2022 (A)	6,300	6,434
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,370	3,867
Biomet
6.500%, 08/01/2020	3,931	4,231
6.500%, 10/01/2020	300	320
CHS
8.000%, 11/15/2019	100	109
7.125%, 07/15/2020	2,675	2,896
6.875%, 02/01/2022 (A)	1,705	1,812
5.125%, 08/01/2021 (A)	2,000	2,050
DaVita HealthCare Partners
6.625%, 11/01/2020	735	775
5.125%, 07/15/2024	5,173	5,247
DJO Finance LLC
9.875%, 04/15/2018	205	219
8.750%, 03/15/2018	525	558
7.750%, 04/15/2018	1,490	1,550
HCA
7.500%, 02/15/2022	4,965	5,784
6.500%, 02/15/2020	2,250	2,517
5.875%, 03/15/2022	2,050	2,229
5.000%, 03/15/2024	2,900	2,954
4.750%, 05/01/2023	1,000	1,009
3.750%, 03/15/2019	1,000	1,007
HCA Holdings
7.750%, 05/15/2021	3,130	3,412
6.250%, 02/15/2021	15	16
HealthSouth
7.750%, 09/15/2022	1,144	1,228
Hologic
6.250%, 08/01/2020	3,945	4,162
IASIS Healthcare LLC
8.375%, 05/15/2019	747	792
inVentiv Health
11.000%, 08/15/2018 (A)	1,060	879
Kindred Healthcare
6.375%, 04/15/2022 (A)	4,815	4,863
Kinetic Concepts
12.500%, 11/01/2019	700	797
10.500%, 11/01/2018	2,155	2,406
LifePoint Hospitals
5.500%, 12/01/2021 (A)	1,500	1,568
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	1,835	1,874
4.750%, 04/15/2023	800	756
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (A)	4,210	4,405
Par Pharmaceutical
7.375%, 10/15/2020	2,900	3,074

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Radiation Therapy Services
9.875%, 04/15/2017	$575	$457
8.875%, 01/15/2017	665	662
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	3,203	3,475
Tenet Healthcare
8.125%, 04/01/2022	2,130	2,452
8.000%, 08/01/2020	2,365	2,554
6.750%, 02/01/2020	1,395	1,493
5.000%, 03/01/2019 (A)	850	861
4.750%, 06/01/2020	1,020	1,038
4.500%, 04/01/2021	300	301
United Surgical Partners International
9.000%, 04/01/2020	1,420	1,551
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	1,320	1,412
7.000%, 10/01/2020 (A)	740	786
6.750%, 08/15/2021 (A)	1,165	1,225
6.375%, 10/15/2020 (A)	665	696
5.625%, 12/01/2021 (A)	365	371
VPII Escrow
7.500%, 07/15/2021 (A)	3,255	3,548
6.750%, 08/15/2018 (A)	750	803
WellCare Health Plans
5.750%, 11/15/2020	3,915	4,057

		113,608

Industrials — 6.6%
ACCO Brands
6.750%, 04/30/2020	1,850	1,961
Actuant
5.625%, 06/15/2022	4,000	4,190
ADT
6.250%, 10/15/2021	3,040	3,215
4.125%, 04/15/2019	500	501
3.500%, 07/15/2022	115	103
AerCap Ireland Capital
4.500%, 05/15/2021 (A)	3,780	3,860
Air Medical Group Holdings
9.250%, 11/01/2018	3,808	4,008
Aircastle
7.625%, 04/15/2020	1,340	1,538
Allegiant Travel
5.500%, 07/15/2019	196	203
Alliant Techsystems
5.250%, 10/01/2021 (A)	620	632
Amsted Industries
5.000%, 03/15/2022 (A)	1,950	1,965
Anixter
5.625%, 05/01/2019	395	417
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	2,290	2,508
7.000%, 11/15/2020 (A)	47	48
6.000%, 06/30/2021 (A)	1,621	1,605
3.213%, 12/15/2019 (A) (C)	715	711
Associated Materials LLC
9.125%, 11/01/2017	460	461
BC Mountain LLC
7.000%, 02/01/2021 (A)	1,905	1,800
BE Aerospace
5.250%, 04/01/2022	705	763
Belden
5.500%, 09/01/2022 (A)	910	944

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BlueLine Rental Finance
7.000%, 02/01/2019 (A)	$830	$878
Bombardier
7.750%, 03/15/2020 (A)	250	277
6.125%, 01/15/2023 (A)	1,200	1,230
6.000%, 10/15/2022 (A)	3,500	3,561
5.750%, 03/15/2022 (A)	875	890
Builders FirstSource
7.625%, 06/01/2021 (A)	1,593	1,665
Building Materials Corp of America
6.875%, 08/15/2018 (A)	210	218
6.750%, 05/01/2021 (A)	700	751
BWAY Holding
9.125%, 08/15/2021 (A)	2,500	2,562
Case New Holland
7.875%, 12/01/2017	145	166
Cemex
7.250%, 01/15/2021 (A)	4,015	4,411
Cenveo
6.000%, 08/01/2019 (A)	5,705	5,634
CEVA Group
9.000%, 09/01/2021 (A)	1,000	1,010
7.000%, 03/01/2021 (A)	1,370	1,384
CHC Helicopter
9.375%, 06/01/2021	3,215	3,585
Clean Harbors
5.250%, 08/01/2020	3,675	3,776
CNH Capital LLC
3.625%, 04/15/2018	215	217
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,438
Covanta Holding
5.875%, 03/01/2024	1,565	1,620
CPG Merger Sub LLC
8.000%, 10/01/2021 (A)	1,485	1,556
DigitalGlobe
5.250%, 02/01/2021 (A)	4,000	3,960
Esterline Technologies
7.000%, 08/01/2020	1,755	1,878
FGI Operating Company, LLC
7.875%, 05/01/2020	1,320	1,386
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	1,358	1,433
Gates Global LLC
6.000%, 07/15/2022 (A)	2,465	2,440
GenCorp
7.125%, 03/15/2021	1,340	1,444
General Cable
5.750%, 10/01/2022	870	866
Gibraltar Industries
6.250%, 02/01/2021	661	686
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,215	1,261
H&E Equipment Services
7.000%, 09/01/2022	445	486
Hardwoods Acquisition
7.500%, 08/01/2021 (A)	995	1,012
Interline Brands PIK
10.000%, 11/15/2018	310	328
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	780	848
JCH Parent
10.500%, 03/15/2019 (A)	325	323

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kratos Defense & Security Solutions
7.000%, 05/15/2019 (A)	$865	$893
Manitowoc
8.500%, 11/01/2020	1,180	1,292
Marquette Transportation LLC
10.875%, 01/15/2017	1,575	1,658
Masonite International
8.250%, 04/15/2021 (A)	1,306	1,417
Meritor
6.750%, 06/15/2021	1,105	1,169
6.250%, 02/15/2024	230	236
Milacron LLC
7.750%, 02/15/2021 (A)	1,490	1,605
Mueller Water Products
8.750%, 09/01/2020	504	551
Navios South American Logistics
7.250%, 05/01/2022 (A)	1,425	1,477
Navistar International
8.250%, 11/01/2021	770	799
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	2,345	2,368
4.500%, 10/01/2020	1,425	1,432
Nielsen Luxembourg SARL
5.500%, 10/01/2021 (A)	510	528
Nortek
8.500%, 04/15/2021	2,940	3,197
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Oshkosh
5.375%, 03/01/2022	70	72
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,963	2,010
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,185	1,238
Polymer Group
7.750%, 02/01/2019	1,134	1,195
6.875%, 06/01/2019 (A)	1,370	1,385
Quality Distribution LLC
9.875%, 11/01/2018	516	547
Renaissance Acquisition
6.875%, 08/15/2021 (A)	995	1,052
Sensata Technologies
4.875%, 10/15/2023 (A)	1,000	990
Silver II Borrower
7.750%, 12/15/2020 (A)	1,040	1,113
Syncreon Group
8.625%, 11/01/2021 (A)	1,955	1,935
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	1,108
Terex
6.500%, 04/01/2020	700	749
6.000%, 05/15/2021	3,100	3,286
Tervita
8.000%, 11/15/2018 (A)	3,495	3,626
TRAC Intermodal LLC
11.000%, 08/15/2019	1,910	2,139
TransDigm
6.500%, 07/15/2024 (A)	3,820	3,916
6.000%, 07/15/2022 (A)	4,135	4,207
5.500%, 10/15/2020	2,100	2,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinseo Materials Operating SCA
8.750%, 02/01/2019	$983	$1,054
Triumph Group
5.250%, 06/01/2022 (A)	1,765	1,761
4.875%, 04/01/2021	865	863
UAL 1995, Pass-Through Trust A
9.020%, 04/19/2012 (B) (E)	400	112
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	550	571
United Rentals North America
5.750%, 11/15/2024	3,185	3,336
Vander Intermediate Holding II
9.750%, 02/01/2019 (A)	545	583
Watco LLC
6.375%, 04/01/2023 (A)	2,180	2,229
West
5.375%, 07/15/2022 (A)	1,125	1,094
Wise Metals Group LLC
8.750%, 12/15/2018 (A)	660	713
Wise Metals Intermediate Holdings LLC
9.750%, 06/15/2019 (A)	425	449
XPO Logistics
7.875%, 09/01/2019 (A)	556	578

		151,246

Information Technology — 5.0%
ACI Worldwide
6.375%, 08/15/2020 (A)	580	606
Activision Blizzard
5.625%, 09/15/2021 (A)	5,500	5,947
Advanced Micro Devices
7.500%, 08/15/2022	3,325	3,554
Amkor Technology
6.625%, 06/01/2021	665	707
6.375%, 10/01/2022	2,705	2,861
Aspect Software
10.625%, 05/15/2017	805	821
Audatex North America
6.125%, 11/01/2023 (A)	3,795	4,023
6.000%, 06/15/2021 (A)	975	1,033
Bankrate
6.125%, 08/15/2018 (A)	1,470	1,514
BCP Singapore VI Cayman Financing
8.000%, 04/15/2021 (A)	365	377
Blackboard
7.750%, 11/15/2019 (A)	720	736
BMC Software Finance
8.125%, 07/15/2021 (A)	4,700	4,747
Boxer Parent
9.000%, 10/15/2019 (A)	2,005	1,925
CDW LLC
8.500%, 04/01/2019	1,945	2,091
Eagle Midco
9.000%, 06/15/2018 (A)	3,205	3,293
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,052
Entegris
6.000%, 04/01/2022 (A)	2,655	2,735
Epicor Software
8.625%, 05/01/2019	2,860	3,067

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equinix
4.875%, 04/01/2020	$2,785	$2,841
First Data
12.625%, 01/15/2021	1,807	2,209
11.750%, 08/15/2021	6,089	7,200
11.250%, 01/15/2021	1,087	1,264
8.875%, 08/15/2020 (A)	1,200	1,308
8.250%, 01/15/2021 (A)	1,015	1,106
7.375%, 06/15/2019 (A)	770	822
6.750%, 11/01/2020 (A)	3,552	3,845
First Data PIK
8.750%, 01/15/2022 (A)	7,722	8,456
First Data Holdings PIK
14.500%, 09/24/2019 (A)	82	93
IMS Health
6.000%, 11/01/2020 (A)	890	936
Infor Software Parent LLC
7.125%, 05/01/2021 (A)	2,855	2,905
Infor US
9.375%, 04/01/2019	4,245	4,669
j2 Global
8.000%, 08/01/2020	2,115	2,311
Magnachip Semiconductor
6.625%, 07/15/2021	1,010	980
Micron Technology
5.875%, 02/15/2022 (A)	2,064	2,211
5.500%, 02/01/2025 (A)	7,905	8,004
MModal
10.750%, 08/15/2020 (A) (B)	1,830	174
NCR
6.375%, 12/15/2023	2,330	2,516
5.875%, 12/15/2021	405	424
5.000%, 07/15/2022	1,900	1,909
NeuStar
4.500%, 01/15/2023	1,935	1,688
NXP
5.750%, 02/15/2021 (A)	3,000	3,150
5.750%, 03/15/2023 (A)	455	479
3.750%, 06/01/2018 (A)	175	176
Sensata Technologies
6.500%, 05/15/2019 (A)	3,998	4,202
Sungard Availability Services Capital
8.750%, 04/01/2022 (A)	940	827
SunGard Data Systems
7.625%, 11/15/2020	295	317
7.375%, 11/15/2018	447	467
6.625%, 11/01/2019	820	859
VeriSign
4.625%, 05/01/2023	1,000	982
Viasystems
7.875%, 05/01/2019 (A)	775	802
WEX
4.750%, 02/01/2023 (A)	1,475	1,416

		113,637

Materials — 3.9%
AK Steel
7.625%, 05/15/2020	1,565	1,618
ArcelorMittal
6.125%, 06/01/2018	2,150	2,341
6.000%, 03/01/2021	420	452
Ashland
4.750%, 08/15/2022	1,745	1,747

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ball
5.000%, 03/15/2022	$1,550	$1,610
Constellium
5.750%, 05/15/2024 (A)	250	260
Cornerstone Chemical
9.375%, 03/15/2018 (A)	6,302	6,649
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,394
Essar Steel Minnesota LLC
11.500%, 05/15/2020 (A)	420	430
First Quantum Minerals
7.250%, 05/15/2022 (A)	605	638
7.000%, 02/15/2021 (A)	819	860
6.750%, 02/15/2020 (A)	819	850
Flash Dutch
7.375%, 05/01/2021 (A)	385	420
FMG Resources
8.250%, 11/01/2019 (A)	1,700	1,861
6.875%, 02/01/2018 (A)	510	536
6.875%, 04/01/2022 (A)	1,719	1,873
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,373
Hecla Mining
6.875%, 05/01/2021	2,155	2,112
Hexion US Finance
9.000%, 11/15/2020	395	400
8.875%, 02/01/2018	905	939
6.625%, 04/15/2020	2,245	2,363
Huntsman International LLC
8.625%, 03/15/2020	535	574
8.625%, 03/15/2021	670	735
4.875%, 11/15/2020	980	1,000
IAMGOLD
6.750%, 10/01/2020 (A)	4,710	4,286
Ineos Finance
8.375%, 02/15/2019 (A)	1,320	1,432
7.500%, 05/01/2020 (A)	1,435	1,550
Ineos Group Holdings
6.125%, 08/15/2018 (A)	1,495	1,544
5.875%, 02/15/2019 (A)	4,715	4,833
JMC Steel Group
8.250%, 03/15/2018 (A)	1,120	1,134
Kaiser Aluminum
8.250%, 06/01/2020	1,665	1,859
KGHM International
7.750%, 06/15/2019 (A)	1,900	2,040
Kissner Milling
7.250%, 06/01/2019 (A)	1,190	1,227
LSB Industries
7.750%, 08/01/2019	2,055	2,245
Mirabela Nickel
8.750%, 04/15/2018 (A) (B)	1,780	427
Momentive PIK
1.617%, 06/04/2017 (D) (E)	3,346	84
New
7.000%, 04/15/2020 (A)	800	852
6.250%, 11/15/2022 (A)	2,580	2,709
Nexeo Solutions LLC
8.375%, 03/01/2018	874	878
Noranda Aluminum Acquisition
11.000%, 06/01/2019	385	396
Novelis
8.750%, 12/15/2020	665	736
8.375%, 12/15/2017	2,000	2,115

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PolyOne
7.375%, 09/15/2020	$625	$673
Rain CII Carbon LLC
8.250%, 01/15/2021 (A)	1,020	1,071
8.000%, 12/01/2018 (A)	315	328
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,793	1,165
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	560	556
Rockwood Specialties Group
4.625%, 10/15/2020	580	603
Ryerson
11.250%, 10/15/2018	405	450
9.000%, 10/15/2017	955	1,017
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (A)	400	437
6.625%, 04/15/2021 (A)	520	546
Scotts Miracle-Gro
6.625%, 12/15/2020	400	427
Sealed Air
8.375%, 09/15/2021 (A)	2,680	3,015
Signode Industrial Group Lux
6.375%, 05/01/2022 (A)	4,290	4,269
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,452
St. Barbara
8.875%, 04/15/2018 (A)	875	713
TPC Group
8.750%, 12/15/2020 (A)	4,750	5,237
Tupy Overseas
6.625%, 07/17/2024 (A)	600	621
Walter Energy
11.000%, 04/01/2020 (A)	530	396
9.875%, 12/15/2020	4,200	2,331
9.500%, 10/15/2019 (A)	700	698
8.500%, 04/15/2021	2,060	989

		90,376

Telecommunication Services — 9.2%
Affinion Group
7.875%, 12/15/2018	1,465	1,339
Alcatel-Lucent USA
8.875%, 01/01/2020 (A)	2,365	2,631
6.750%, 11/15/2020 (A)	385	407
Altice MTN
7.750%, 05/15/2022 (A)	6,658	7,074
Altice Financing
6.500%, 01/15/2022 (A)	930	979
Avaya
10.500%, 03/01/2021 (A)	1,631	1,496
9.000%, 04/01/2019 (A)	1,560	1,619
7.000%, 04/01/2019 (A)	1,225	1,219
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	889	836
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (A)	395	404
CenturyLink
6.750%, 12/01/2023	5,130	5,678
5.800%, 03/15/2022	2,240	2,363
5.625%, 04/01/2020	2,655	2,808
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (A)	5,500	5,775

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cincinnati Bell
8.750%, 03/15/2018	$1,657	$1,735
Cogent Communications Finance
5.625%, 04/15/2021 (A)	2,060	2,055
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	638
Columbus International
7.375%, 03/30/2021 (A)	3,305	3,569
CommScope
5.500%, 06/15/2024 (A)	1,635	1,664
5.000%, 06/15/2021 (A)	85	86
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,940	2,071
DCP LLC
10.750%, 08/15/2015 (A)	1,506	1,498
Digicel Group
8.250%, 09/01/2017 (A)	2,729	2,773
8.250%, 09/30/2020 (A)	4,306	4,651
7.125%, 04/01/2022 (A)	1,890	1,961
Expo Event Transco
9.000%, 06/15/2021 (A)	1,100	1,145
GCI
8.625%, 11/15/2019	790	827
6.750%, 06/01/2021	765	775
Gray Television
7.500%, 10/01/2020	1,460	1,540
Hughes Satellite Systems
7.625%, 06/15/2021	3,484	3,937
Intelsat Jackson Holdings
7.500%, 04/01/2021	790	855
7.250%, 10/15/2020	4,150	4,441
6.625%, 12/15/2022	1,025	1,074
5.500%, 08/01/2023	3,758	3,744
Intelsat Luxembourg
8.125%, 06/01/2023	3,670	3,973
7.750%, 06/01/2021	4,430	4,674
inVentiv Health
9.000%, 01/15/2018 (A)	840	878
Level 3 Communications
8.875%, 06/01/2019	700	756
Level 3 Escrow II
5.375%, 08/15/2022 (A)	1,630	1,638
Level 3 Financing
8.625%, 07/15/2020	2,711	3,002
8.125%, 07/01/2019	555	601
7.000%, 06/01/2020	970	1,043
6.125%, 01/15/2021 (A)	1,180	1,245
Lynx I
5.375%, 04/15/2021 (A)	4,145	4,311
Lynx II
6.375%, 04/15/2023 (A)	2,705	2,881
McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021	565	638
Mediacom Broadband LLC
5.500%, 04/15/2021 (A)	930	942
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	440	454
NII International Telecom SCA
7.875%, 08/15/2019 (A) (B)	2,875	1,898

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Numericable Group
6.250%, 05/15/2024 (A)	$1,554	$1,603
6.000%, 05/15/2022 (A)	3,485	3,590
PAETEC Holding
9.875%, 12/01/2018	880	938
Qualitytech
5.875%, 08/01/2022 (A)	3,330	3,330
Quebecor Media
5.750%, 01/15/2023	1,145	1,174
Qwest Capital Funding
7.750%, 02/15/2031	415	424
RCN Telecom Services LLC
8.500%, 08/15/2020 (A)	820	875
Sable International Finance
8.750%, 02/01/2020 (A)	80	88
SBA Communications
4.875%, 07/15/2022 (A)	3,000	2,955
SBA Telecommunications
5.750%, 07/15/2020	354	373
Sitel LLC
11.000%, 08/01/2017 (A)	2,055	2,148
SoftBank
4.500%, 04/15/2020 (A)	4,556	4,636
Sprint
7.875%, 09/15/2023 (A)	16,530	17,728
7.250%, 09/15/2021 (A)	2,705	2,867
7.125%, 06/15/2024 (A)	4,555	4,646
Sprint Capital
8.750%, 03/15/2032	4,060	4,527
6.900%, 05/01/2019	3,020	3,243
6.875%, 11/15/2028	6,511	6,348
Sprint Nextel
9.000%, 11/15/2018 (A)	1,430	1,700
Telecom Italia
5.303%, 05/30/2024 (A)	1,125	1,148
T-Mobile USA
6.731%, 04/28/2022	1,945	2,052
6.633%, 04/28/2021	645	679
6.542%, 04/28/2020	665	698
6.500%, 01/15/2024	280	291
6.250%, 04/01/2021	710	737
tw telecom holdings
6.375%, 09/01/2023	85	96
5.375%, 10/01/2022	2,255	2,452
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	4,885	4,995
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,623
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,447
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,452	1,572
Videotron
5.000%, 07/15/2022	2,450	2,517
Virgin Media Secured Finance
5.250%, 01/15/2021	2,100	2,189
Wave Holdco LLC
8.250%, 07/15/2019 (A)	759	780
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	2,205	2,326
6.500%, 04/30/2020 (A)	1,302	1,393
4.750%, 07/15/2020 (A)	4,420	4,431

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Windstream
7.750%, 10/01/2021	$2,110	$2,300
7.500%, 06/01/2022	860	935
7.500%, 04/01/2023	1,215	1,294
6.375%, 08/01/2023	630	632
Zayo Group LLC
10.125%, 07/01/2020	1,385	1,575
8.125%, 01/01/2020	2,825	3,047

		210,003

Utilities — 1.0%
AES
8.000%, 06/01/2020	380	450
7.375%, 07/01/2021	460	527
5.500%, 03/15/2024	500	509
4.875%, 05/15/2023	1,570	1,543
3.227%, 06/01/2019 (C)	395	397
AES Gener
8.375%, 12/18/2073 (A) (C)	905	1,032
Calpine
5.875%, 01/15/2024 (A)	770	826
5.750%, 01/15/2025	535	540
5.375%, 01/15/2023	1,330	1,343
Dynegy
5.875%, 06/01/2023	910	885
Elwood Energy LLC
8.159%, 07/05/2026	690	778
Enel
8.750%, 09/24/2073 (A) (C)	1,469	1,719
Ferrellgas
6.750%, 01/15/2022 (A)	97	100
GenOn Americas Generation LLC
9.125%, 05/01/2031	280	272
8.500%, 10/01/2021	2,025	2,000
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,996
NRG Energy
8.250%, 09/01/2020	340	368
7.875%, 05/15/2021	1,430	1,569
6.250%, 07/15/2022 (A)	605	634
6.250%, 05/01/2024 (A)	1,820	1,879
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,268

		22,635

Total Corporate Obligations (Cost $1,588,741) ($ Thousands)		1,629,464

LOAN PARTICIPATIONS — 10.6%
Academy Sports, Initial Term Loan
4.500%, 08/03/2018	603	601
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	510	498
Accellent, Term Loan, 1st Lien
4.500%, 03/12/2021	1,426	1,409
Advantage Sales, Term Loan, 2nd Lien
7.500%, 07/25/2022	1,700	1,700
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	1,990	1,970

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Air Medical Group Holdings, 1st Lien
7.625%, 05/31/2018	$3,010	$3,025
Akorn, Term Loan B, 1st Lien
4.500%, 04/16/2021	420	421
Albertson’s, Term Loan
4.750%, 05/21/2019	1,434	1,438
Albertson’s, Term Loan B4, 1st Lien
0.000%, 08/11/2021 (G)	2,210	2,215
Alinta Ltd., Unfunded Term Loan
0.500%, 08/13/2018 (H)	167	2
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,534	2,558
Alliance Laundry Systems LLC, Term Loan B
5.250%, 12/10/2018	1,180	1,180
4.500%, 12/10/2018	4	4
American Energy, Term Loan
5.250%, 07/09/2020	700	701
American Rock Salt, Term Loan
8.500%, 03/20/2020	2,000	1,989
ANVS Merger, Term Loan, 1st Lien
9.250%, 08/18/2021	1,300	1,300
5.500%, 02/18/2021	597	594
AP NMT Acquisition, Term Loan
6.750%, 08/11/2021	2,056	2,000
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,475	1,484
Arctic Glacier, 1st Lien
5.000%, 05/10/2019	1	1
Arctic Glacier, Cov-Lite, 1st Lien
5.000%, 05/10/2019	468	462
Aricent, Term Loan, 2nd Lien
9.500%, 04/14/2022	2,100	2,095
Arizona Chemical, Cov-Lite, 2nd Lien
7.500%, 06/10/2022	389	392
Ashland, Cov-Lite, 1st Lien
4.250%, 07/02/2021	875	869
Astoria Generating, Term Loan
8.500%, 10/26/2017	5,076	5,202
Asurion, LLC, Term Loan
5.000%, 05/24/2019	1,471	1,474
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	1,540	1,588
Atkore, Cov-Lite, 2nd Lien
7.750%, 10/09/2021	800	794
Avaya, Term Loan
6.500%, 03/31/2018	4	4
Avaya, Term Loan B-3
4.655%, 10/26/2017	1	1
Azure Midstream, Term Loan B, 1st Lien
6.500%, 11/15/2018	281	283
BJ’s Wholesale Club
4.500%, 09/26/2019	703	699
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	957	966
Bowie Resources, 1st Lien
6.750%, 08/16/2020	2,170	2,170

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BWAY Holding, Term Loan
4.500%, 08/07/2017	$700	$703
Caesars Growth Properties Holdings, LLC, 1st Lien
6.250%, 05/08/2021	810	791
Carestream Health, Cov-Lite, 1st Lien
5.000%, 06/05/2019	3,271	3,275
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	2,500	2,527
Carestream Health, Term Loan, 1st Lien
5.000%, 06/07/2019	1	1
CD&R Millennium, Term Loan
8.250%, 06/27/2022	2,340	2,329
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	2,102	2,115
Cengage Learning Holdings II
0.000% ‡‡ (E) (G)	3	88
Ceridian, Term Loan
4.405%, 08/14/2015	1,063	1,061
Ceva Group, PLC, 1st Lien
6.500%, 03/19/2021	203	196
Ceva Group, PLC, Term Loan, 1st Lien
6.500%, 03/19/2021	295	288
Ceva Intercompany, Term Loan, 1st Lien
6.500%, 03/19/2021	214	209
Ceva Logistics Canada, Term Loan, 1st Lien
6.500%, 03/19/2021	37	36
Charter Communication Operating, Term Loan
0.000%, 09/15/2021 (G)	1,800	1,810
Chief Exploration
7.500%, 05/16/2021	1,100	1,105
CityCenter Holdings, LLC, Cov-Lite, Term Loan B, 1st Lien
5.000%, 10/16/2020	2,510	2,506
CKX, Term Loan B
9.000%, 06/21/2017	476	422
Clear Channel Communications, Extended Term Loan, 1st Lien
6.905%, 01/22/2019	12,038	11,852
Community Health Services, Term Loan D, 1st Lien
4.250%, 01/27/2021	2	2
Crestwood Holdings, 1st Lien
7.000%, 06/19/2019	1,436	1,460
CSM Bakery Supplies, Cov-Lite, 1st Lien
5.000%, 07/03/2020	4	4
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	955
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	2,548	2,553
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 08/05/2019	1,000	1,011
Dell, Term Loan B, 1st Lien
4.500%, 04/29/2020	2,301	2,306

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dex Media West, Term Loan
8.000%, 12/30/2016	$1,877	$1,796
Diamond Foods, 1st Lien
4.250%, 08/20/2018	936	929
Empire Generating, Term Loan
5.250%, 03/12/2021	1,861	1,865
Endurance International, 1st Lien
5.000%, 11/09/2019	1,687	1,687
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/15/2019	2,661	2,603
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	495	489
Essential Power, Term Loan
4.750%, 08/08/2019	2,837	2,855
Evergreen Skills
4.500%, 04/28/2021	422	414
Evergreen Skills, Term Loan, 1st Lien
4.500%, 04/28/2021	1,083	1,061
Expert Global, Term Loan
8.500%, 04/02/2018	2,697	2,693
Fender Musical Instruments, 1st Lien
5.750%, 04/03/2019	221	221
First Advantage, 2nd Lien
10.500%, 02/13/2019	700	693
First Advantage, Cov-Lite, Term Loan
6.250%, 02/13/2019	494	490
First Advantage, Term Loan B
6.250%, 02/28/2019	1	1
Flint Group Consented, Term Loan D, 2nd Lien
0.000%, 06/30/2016 (G)	1,620	1,612
Foresight Energy, Cov-Lite, 1st Lien
5.500%, 08/21/2020	740	746
Freescale Semiconductor
4.250%, 02/13/2020	6	6
Gardner Denver, 1st Lien
4.250%, 07/30/2020	619	618
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	640	641
Gentiva Health Services, Term Loan B, 1st Lien
6.500%, 10/18/2019	1,252	1,253
Global Aviation Holdings, Term Loan
10.000%, 07/13/2017 (B)	1,937	—
3.000%, 02/13/2018 (B)	633	—
GoGo, Term Loan
11.250%, 06/21/2017	1,110	1,166
Graton Economic Development Authority, Term Loan
9.000%, 08/22/2018	3,113	3,193
Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/04/2020	995	992

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.155%, 02/27/2021	$1,476	$1,465
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	375	297
Hearthside Food Solutions, LLC, Delayed Term Loan, 1st Lien
4.500%, 08/17/2021	700	700
Herff Jones Company of Indiana, 1st Lien
5.500%, 06/25/2019	1,210	1,214
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	248	246
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	650	646
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	26	25
Hostess Brands, Term Loan
6.750%, 04/09/2020	124	127
6.750%, 03/12/2020	1,426	1,462
HUB International, Ltd., Term Loan B, 1st Lien
4.250%, 10/02/2020	1,990	1,974
Hyland Software, Term Loan B, 1st Lien
4.750%, 02/19/2021	838	838
Ikaria, 2nd Lien
8.750%, 02/14/2022	390	394
IMG Worldwide, Cov-Lite, 1st Lien
5.250%, 05/06/2021	50	50
IMG Worldwide, Term Loan, 1st Lien
5.250%, 05/06/2021	550	544
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	1,317	1,306
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	760	771
Integra Telecom, Term Loan B
5.250%, 02/22/2019	736	736
5.250%, 02/22/2019	755	755
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	1,055	1,058
Interline Brands, Term Loan
4.000%, 03/17/2021	644	636
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 06/27/2022	2,347	2,308
ION Trading Technologies, Term Loan, 2nd Lien
7.250%, 06/10/2022	4,332	4,326
J. Crew Group, 1st Lien
4.000%, 03/05/2021	678	664
J. Crew Group, Term Loan B
4.000%, 03/05/2021	472	463
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/22/2018	1,089	1,095
KCA Deutag Drilling, Ltd., Term Loan B, 1st Lien
6.250%, 05/13/2020	1,020	1,016

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kindred Healthcare, Term Loan
4.000%, 04/09/2021	$3,295	$3,263
Level 3 Financing
0.000%, 06/15/2015 (G)	1,801	1,794
Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	231	232
Lions Gate Entertainment, 2nd Lien
5.000%, 07/19/2020	2,450	2,460
Marina District Finance Company, 1st Lien
6.750%, 08/15/2018	1,522	1,528
Mashantucket Pequot Tribe, Term Loan, 1st Lien
9.375%, 06/30/2020	3,921	3,644
Mauser-Werke GMBG, Cov-Lite, 1st Lien
0.000%, 07/31/2021 (G)	660	656
Medical Card, Term Loan
12.000%, 09/17/2015	1,706	1,672
3.000%, 09/17/2015	56	55
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	1,990	1,992
Misys, 1st Lien
5.000%, 12/12/2018	992	995
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,753
MMI, Term Loan
0.000%, 01/31/2020 (G)	3,162	3,154
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,433	1,431
Moxie Liberty, 1st Lien
7.500%, 08/21/2020	785	801
Moxie Patriot, LLC, Term Loan B-1, 1st Lien
6.750%, 12/19/2020	775	790
Nana Development, 1st Lien
8.000%, 03/13/2018	375	369
Navistar International, Term Loan
5.750%, 08/17/2017	1,730	1,744
Nelson Education, Term Loan B-1
5.250%, 07/03/2014 (B)	1,369	1,133
New Albertsons, Term Loan
4.750%, 06/25/2021	810	805
NexTech Systems, 1st Lien
6.000%, 10/28/2018	1,170	1,147
Nuveen Investments, Term Loan B
6.500%, 02/28/2019	1,865	1,867
Obsidian Natural Gas Trust, Term Loan
7.000%, 11/02/2015	727	729
Ocean RIC ASA, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,537	2,545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Offshore Group Investment, Term Loan
5.000%, 10/25/2017	$800	$797
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	796	796
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	327	327
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	493	493
Otter Products, Term Loan B, 1st Lien
5.250%, 04/29/2019	1,195	1,187
Pacific Drilling, 1st Lien
4.500%, 06/03/2018	2,228	2,225
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	1,220	1,244
Panolam Industries International, Term Loan
7.750%, 08/23/2017	785	781
Peak 10, Cov-Lite, 2nd Lien
8.250%, 06/10/2022	2,335	2,329
Performance Food Group, Cov-Lite, 2nd Lien
6.250%, 11/14/2019	495	496
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/10/2017	3,378	3,285
Polymer Group, Term Loan B, 1st Lien
5.250%, 12/19/2019	1,922	1,932
Presidio, Term Loan B, 1st Lien
5.000%, 03/31/2017	1,989	1,985
Rexam, PLC, Term Loan, 1st Lien
4.250%, 05/03/2021	210	210
Rexam, PLC, Term Loan, 2nd Lien
8.000%, 05/02/2022	75	75
Rite Aid, 2nd Lien
5.750%, 08/21/2020	785	793
4.880%, 06/11/2021	1,250	1,253
Road Infrastructure Investment, LLC, Term Loan, 2nd Lien
7.750%, 09/30/2021	300	296
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 01/02/2020	633	634
Samson Investment, Term Loan
5.000%, 09/25/2018	1,580	1,563
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	2,510	2,465
Sears Holdings, Term Loan, 1st Lien
5.500%, 06/30/2018	800	799
Sirva Worldwide, Term Loan
7.500%, 03/22/2019	392	400
7.500%, 03/27/2019	850	867
7.500%, 03/27/2019	436	445

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Skillsoft, Cov-Lite, Term Loan, 2nd Lien
7.750%, 04/28/2022	$6,282	$6,137
Solenis, Cov-Lite, 2nd Lien
7.750%, 07/31/2022	70	69
7.750%, 07/02/2022	490	486
Steinway Musical Instruments, Term Loan, 1st Lien
4.750%, 09/19/2019	987	985
Sumtotal Systems, Cov-Lite, Term Loan
6.250%, 11/16/2018	412	412
Sumtotal Systems, Term Loan
6.250%, 10/25/2019	31	31
SUPERVALU, Cov-Lite, 1st Lien
4.500%, 03/21/2019	3,297	3,272
Talbots, Term Loan, 1st Lien
4.750%, 03/19/2020	1,162	1,153
Templar Energy, Cov-Lite, 2nd Lien
8.000%, 11/25/2020	2,700	2,646
Texas Competitive, Extended Term Loan
4.652%, 10/10/2017	2,713	2,097
Texas Competitive, Non-extended Term Loan
4.652%, 10/10/2014	9,791	7,574
4.651%, 10/10/2014	86	67
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	315	315
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	2,982	2,957
Toys R Us, Term Loan
6.000%, 08/21/2019	1,269	1,216
Trans Union, LLC, Term Loan, 1st Lien
4.000%, 04/09/2021	499	496
Travelport, 2nd Lien
9.500%, 01/31/2016	1,838	1,872
Travelport, Term Loan
6.250%, 06/21/2019	935	949
0.000%, 08/13/2021 (G)	5,266	5,288
True Religion Apparel, Term Loan
5.875%, 07/30/2019	40	37
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	745	686
TSAM, LLC, 1st Lien
8.750%, 09/12/2019	866	858
Vantage Drilling, Term Loan
5.750%, 03/22/2019	997	993
Vat Holdings, Term Loan, 1st Lien
4.750%, 02/11/2021	1,147	1,146
Vertafore, Term Loan
9.750%, 10/27/2017	780	789
Visteon, Term Loan B, 1st Lien
3.500%, 04/09/2021	1,260	1,249
Zebra Tech, Bridge Loan
0.000%, 04/14/2015 (G)	1,555	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Loan Participations (Cost $245,226) ($ Thousands)		$242,850

COLLATERALIZED DEBT OBLIGATIONS — 8.4%

Other Asset-Backed Securities — 8.4%
B&M CLO, Ser 2014-1A, Cl E
5.948%, 04/16/2026 (A) (C)	$2,520	2,147
B&M CLO, Ser 2014-1A, Cl D
4.948%, 04/16/2026 (A) (C)	3,529	3,153
B&M CLO, Ser 2014-1A, Cl C
3.948%, 04/16/2026 (A) (C)	2,142	2,030
Battalion CLO III, Ser 2012-3A
0.000%, 01/18/2025 (A)	2,697	2,620
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)	3,445	3,051
Battalion CLO VII, Warehouse Note
0.000% ‡‡	2,059	2,083
Battalion CLO, Ser 2013-4A
0.000% ‡‡	1,560	1,357
Benefit Street Partners CLO
0.000% ‡‡	2,462	2,277
Benefit Street Partners CLO III
0.000% ‡‡	2,636	2,451
Benefit Street Partners CLO V, Warehouse Note
0.000% ‡‡	6,513	6,513
CVP Cascade CLO-2, Ser 2014-2A, Cl E
6.031%, 07/18/2026 (A) (C)	2,531	2,206
CVP Cascade CLO-2, Ser 2014-2A, Cl D
5.031%, 07/18/2026 (A) (C)	1,752	1,549
Fifth Street Senior Loan Fund II
0.000% ‡‡	3,822	3,822
Figueroa CLO, Ser 2013-1I
0.000%, 3/21/2024	7,644	6,465
Figueroa CLO, Ser 2013-2
0.000% ‡‡	3,070	2,994
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.478%, 04/28/2026 (A) (C)	3,518	3,356
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	2,877	2,417
Great Lakes CLO, Ser 2012-1A, Cl E
5.734%, 01/15/2023 (A) (C)	3,292	3,045
Great Lakes CLO, Ser 2014-1A
0.000% ‡‡	7,057	6,492
Great Lakes CLO, Ser 2014-1A, Cl F
6.234%, 04/15/2025 (A) (C)	2,520	2,180
Hildene CLO, Ser 2014-2A, Cl C
3.124%, 07/19/2026 (A) (C)	2,013	1,962
Hildene CLO, Ser 2014-2A, Cl E
5.324%, 07/19/2026 (A) (C)	2,013	1,822
Hildene CLO, Ser 2014-2A, Cl D
3.924%, 07/19/2026 (A) (C)	2,013	1,915
JFIN Revolver CLO 2014, Ser 2014-2A, Cl C
2.984%, 02/20/2022 (A) (C)	2,049	1,962
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.234%, 01/20/2021 (A) (C)	2,010	1,962

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

KKR CLO Trust, Ser 2012-1A, Cl C
4.733%, 12/15/2024 (A) (C)	$3,366	$3,368
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,956	2,453
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.230%, 07/21/2026 (A) (C)	2,032	1,787
Nelder Grove CLO, Ser 2014-1A, Cl E
7.000%, 08/28/2026 (A) (C)	3,074	3,028
Nelder Grove CLO, Ser 2014-1A, Cl D1
4.770%, 08/28/2026 (A) (C)	2,049	1,998
Neuberger Berman CLO VXI
0.000% ‡‡	2,625	2,284
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (A)	542	314
Neuberger Berman CLO XVI
0.000% ‡‡	175	149
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E
6.330%, 07/25/2025 (A) (C)	2,026	1,882
Newstar Trust, Ser 2007-1A, Cl A1
0.468%, 09/30/2022 (A) (C)	5,903	5,776
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.726%, 07/20/2022 (A) (C)	3,047	3,048
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,940	2,499
Peaks CLO 1, Ser 2014-1A, Cl D
4.653%, 06/15/2026 (A) (C)	1,015	935
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.475%, 08/01/2024 (A) (C)	57,178	53,175
Rockwall CLO, Ser 2006-1A, Cl A1LB
0.725%, 08/01/2021 (A) (C)	21,352	20,338
Shackleton 2014-VI CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)	7,965	6,671
Trinitas CLO II, Ser 2014-2A, Cl D
4.031%, 07/15/2026 (A) (C)	811	764
Trinitas CLO, Ser 2014-1A
0.000%, 04/15/2026 (A)	3,530	3,495
Venture X CLO, Ser 2013-12A
0.000%, 02/28/2024 (A)	3,067	2,515
Venture XIV CLO
0.000% ‡‡ (A)	1,955	1,800
Venture XVI CLO
0.000% ‡‡	2,167	2,091

Total Collateralized Debt Obligations (Cost $176,487) ($ Thousands)		192,201

PREFERRED STOCK — 1.4%
Ally Financial,
7.000%	15,015	15,096
Aspen Insurance Holdings,
5.950% (C)	92,000	2,374
Ceva Holdings,
0.000% * (E)	1,214	1,511

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Chesapeake Energy,
5.750% * (A)	788	$948
Dana Holdings,
4.000% * (A)	5,754	1,129
Dominion Resources,
6.000% *	16,900	972
Exelon,
6.500% *	19,400	980
GMAC Capital Trust I,
8.125% (C)	28,000	753
Intelsat,
5.750% *	6,500	312
RBS Capital Funding Trust V,
5.900%	38,602	928
Regions Financial,
6.375%	149,200	3,714
Royal Bank of Scotland Group,
6.400%	23,083	574
SandRidge Energy,
7.000% *	4,800	463
SLM,
1.933% (C)	15,524	1,166

Total Preferred Stock (Cost $25,756) ($ Thousands)		30,920

MUNICIPAL BONDS — 0.7%
California State, Tobacco Securitization, Ser A-1, RB Callable 06/01/2017 @ 100
5.750%, 06/01/2047	$2,200	1,800
California State, Tobacco Securitization, Ser A-2, RB Callable 06/01/2022 @ 100
5.300%, 06/01/2037	655	523
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035	5,343	4,881
5.000%, 07/01/2041	690	499
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/2017 @ 100
4.750%, 06/01/2034	3,965	2,956
Tobacco Settlement, Ser 1A, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2041	7,970	6,031

Total Municipal Bonds (Cost $15,195) ($ Thousands)		16,690

CONVERTIBLE BONDS — 0.4%
Equinix CV to 11.8599
4.750%, 06/15/2016	148	391
Liberty Media CV to 16.7764
3.750%, 02/15/2030	8,094	5,119
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,110	1,390
Mirabela Nickel
9.500%, 06/20/2019 (A)	941	941
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	—
Salix Pharmaceuticals CV to 15.1947
1.500%, 03/15/2019	350	858

Total Convertible Bonds (Cost $8,035) ($ Thousands)		8,699

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings *	1,334	$13
Ceva Holdings * (E)	561	698
Dana Holdings	70,421	1,636
Global Aviation Holdings, Cl A *	101,199	—
HMH Holdings Delaware * (E)	73,792	1,417
MModal (B)	41,349	770
VSS AHC, Cl A * (D) (E) (F)	29,628	441

Total Common Stock (Cost $5,430) ($ Thousands)		4,975

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.701%, 03/15/2019 (C)	$1,588	685

Total Asset-Backed Security (Cost $1,181) ($ Thousands)		685

	Number of Warrants

WARRANTS — 0.0%
B&G Foods, Expires 03/15/2017 *	2,025	—
CUI Acquisition * ‡‡‡ (D) (E)	46,960	483
Medical Card Systems * ‡‡‡	20,372	—

Total Warrants (Cost $3,901) ($ Thousands)		483

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	118,134,415	118,134

Total Cash Equivalent (Cost $118,134) ($ Thousands)		118,134

Total Investments — 98.2% (Cost $2,188,086) ($ Thousands) ††		$2,245,101

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(24)	Dec-2014	$(3)
U.S. 5-Year Treasury Note	(49)	Dec-2014	(9)

			$(12)

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

A list of the open OTC swap agreements held by the Fund at August 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.22 Index	Buy	5.00%	06/20/2019	$17,741	$(250)

For the period ended August 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,285,277 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

‡‡	Maturity date is unavailable.

‡‡‡	Expiration date is unavailable.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $2,188,086 ($ Thousands), and the unrealized appreciation and depreciation were $94,427 ($ Thousands) and $(37,412) ($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014.

(D)	Security considered illiquid. The total value of such security as of August 31, 2014 was $1,009 ($ Thousands) and represented 0.04% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2014 was $4,835 ($ Thousands) and represented 0.21% of Net Assets.

(F)	Securities considered restricted. The total value of such securities as of August 31, 2014 was $442 ($ Thousands) and represented 0.02% of Net Assets.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Unfunded bank loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,629,365	$99	$1,629,464
Loan Participations	—	229,564	13,286	242,850
Collateralized Debt Obligations	—	16,568	175,633	192,201
Preferred Stock	5,041	24,368	1,511	30,920
Municipal Bonds	—	16,690	—	16,690
Convertible Bonds	—	7,758	941	8,699
Common Stock	1,649	2,187	1,139	4,975
Asset-Backed Security	—	685	—	685
Warrants	—	—	483	483
Cash Equivalent	118,134	—	—	118,134

Total Investments in Securities	$124,824	$1,927,185	$193,092	$2,245,101

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(12)	$—	$—	$(12)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(250)	—	(250)

Total Other Financial Instruments	$(12)	$(250)	$—	$(262)

*	Futures contracts and swaps are valued at the unrealized depreciation on the instrument.

(1)

Of the $193,092 ($ Thousands) in Level 3 securities as of August 31, 2014, $4,835 ($ Thousands) or 0.21% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

19	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2014

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Common Stock	Investments in Warrants
Beginning balance as May 31, 2014	$589	$20,992	$190,964	$1,426	$—	$1,011	$563
Accrued discounts/premiums	11	(19)	(642)	—	(1)	—	—
Realized gain/(loss)	116	109	3,649	—	—	—	—
Change in unrealized appreciation/(depreciation)	(210)	(79)	(2,228)	85	(13)	128	(80)
Purchases	3,478	1,794	18,632	—	955	—	—
Sales	(3,781)	(10,309)	(34,742)	—	—	—	—
Net transfer into Level 3	—	1,816	—	—	—	—	—
Net transfer out of Level 3	(104)	(1,018)	—	—	—	—	—

Ending balance as of August 31, 2014	$99	$13,286	$175,633	$1,511	$941	$1,139	$483

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(210)	$(79)	$(2,228)	$85	$(13)	$128	$(80)

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of August 31, 2014, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2014, were as follows:

	Face Amount ($ Thousands)/ Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	2,600	11/30/2010	11/30/2010	$—	$1	0.00%
VSS AHC, Cl A	29,628	09/25/2009	09/25/2009	551	441	0.02

				$551	$442	0.02%

20	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 63.3%

Consumer Discretionary — 6.6%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$2,879
7.850%, 03/01/2039	3,900	5,619
7.750%, 01/20/2024	125	160
7.625%, 11/30/2028	2,411	3,147
7.430%, 10/01/2026	200	256
6.900%, 08/15/2039	4,250	5,632
6.750%, 01/09/2038	550	690
6.550%, 03/15/2033	2,170	2,742
6.400%, 12/15/2035	875	1,114
6.150%, 02/15/2041	3,910	4,819
5.400%, 10/01/2043	455	524
AutoZone
3.125%, 07/15/2023	785	772
Bed Bath & Beyond
4.915%, 08/01/2034	735	766
Comcast
6.950%, 08/15/2037	3,050	4,214
6.450%, 03/15/2037	4,470	5,857
6.400%, 05/15/2038	7,948	10,411
5.900%, 03/15/2016	100	108
5.700%, 07/01/2019	100	117
4.750%, 03/01/2044	3,495	3,826
4.650%, 07/15/2042	3,055	3,265
4.250%, 01/15/2033	5,045	5,242
4.200%, 08/15/2034	7,706	7,918
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,382
Cox Communications
7.625%, 06/15/2025	300	385
6.950%, 06/01/2038 (A)	3,183	3,999
4.700%, 12/15/2042 (A)	4,400	4,385
CVS Caremark
6.125%, 09/15/2039	2,625	3,359
5.300%, 12/05/2043	3,330	3,890
4.000%, 12/05/2023	5,250	5,536
3.375%, 08/12/2024	2,715	2,731
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	5,978	8,163
DIRECTV Holdings
6.000%, 08/15/2040	5,335	6,343
5.150%, 03/15/2042	1,945	2,094
Ford Motor
7.450%, 07/16/2031	2,908	3,961
7.400%, 11/01/2046	2,345	3,300
4.750%, 01/15/2043	745	780
Grupo Televisa
5.000%, 05/13/2045	55	57
Home Depot
4.875%, 02/15/2044	1,415	1,598
4.200%, 04/01/2043	1,035	1,059
Johnson Controls
4.950%, 07/02/2064	1,625	1,678
4.625%, 07/02/2044	1,085	1,107
3.625%, 07/02/2024	1,095	1,113
Lowe’s
6.875%, 02/15/2028	100	129
5.125%, 11/15/2041	4,910	5,640
McDonald’s MTN
4.875%, 07/15/2040	1,090	1,222
3.700%, 02/15/2042	570	540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NBCUniversal Media LLC
5.950%, 04/01/2041	$5,830	$7,325
Target
6.650%, 08/01/2028	460	574
4.000%, 07/01/2042	7,060	6,843
3.500%, 07/01/2024	2,365	2,415
TCI Communications
7.875%, 02/15/2026	3,250	4,535
Thomson Reuters
4.500%, 05/23/2043	295	291
4.300%, 11/23/2023	1,075	1,140
Time Warner
7.700%, 05/01/2032	4,587	6,475
7.625%, 04/15/2031	10,735	14,866
6.250%, 03/29/2041	3,400	4,160
5.350%, 12/15/2043	4,625	5,110
Time Warner Cable
8.250%, 04/01/2019	3,450	4,340
7.300%, 07/01/2038	1,020	1,416
6.750%, 06/15/2039	2,265	2,969
5.875%, 11/15/2040	995	1,198
5.500%, 09/01/2041	4,410	5,104
4.500%, 09/15/2042	1,640	1,660
Viacom
5.850%, 09/01/2043	4,715	5,453
4.375%, 03/15/2043	6,628	6,204
Wal-Mart Stores
7.550%, 02/15/2030	860	1,247
6.500%, 08/15/2037	2,650	3,610
6.200%, 04/15/2038	2,650	3,507
5.625%, 04/01/2040	5,940	7,402
5.625%, 04/15/2041	3,200	3,996
5.250%, 09/01/2035	50	60
5.000%, 10/25/2040	2,840	3,263
4.750%, 10/02/2043	11,570	12,864
4.300%, 04/22/2044	10,150	10,638
4.000%, 04/11/2043	960	952
Walt Disney MTN
4.125%, 12/01/2041	475	483
4.125%, 06/01/2044	3,985	4,055

		268,684

Consumer Staples — 3.2%
Ahold Finance USA
6.875%, 05/01/2029	635	814
Altria Group
5.375%, 01/31/2044	5,070	5,631
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	1,200	1,310
4.000%, 01/17/2043	3,030	3,005
2.625%, 01/17/2023	1,900	1,861
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	1,898	2,955
6.375%, 01/15/2040	2,075	2,780
3.750%, 07/15/2042	13,418	12,818
2.500%, 07/15/2022	2,775	2,719
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	900	807
Bestfoods
7.250%, 12/15/2026	170	232
Bowdoin College
4.693%, 07/01/2112	11,296	11,020
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,449

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConAgra Foods
6.625%, 08/15/2039	$1,415	$1,790
4.650%, 01/25/2043	439	443
3.200%, 01/25/2023	1,067	1,052
Diageo Capital
2.625%, 04/29/2023	2,940	2,860
Diageo Investment
4.250%, 05/11/2042	430	436
2.875%, 05/11/2022	1,400	1,400
General Mills
5.400%, 06/15/2040	815	951
Heineken
2.750%, 04/01/2023 (A)	4,195	4,081
Kraft Foods Group
6.875%, 01/26/2039	865	1,149
5.000%, 06/04/2042	5,980	6,503
Massachusetts Institute of Technology
5.600%, 07/01/2111	860	1,133
4.678%, 07/01/2114	4,365	4,840
Mondelez International
6.500%, 02/09/2040	3,641	4,778
4.000%, 02/01/2024	5,775	6,071
Northwestern University
4.643%, 12/01/2044	1,200	1,331
Pepsi Bottling Group
7.000%, 03/01/2029	425	576
PepsiCo
4.000%, 03/05/2042	3,595	3,543
3.600%, 08/13/2042	3,655	3,371
Pernod Ricard
5.500%, 01/15/2042 (A)	880	1,013
4.450%, 01/15/2022 (A)	350	376
Philip Morris International
6.375%, 05/16/2038	420	544
4.500%, 03/20/2042	5,295	5,493
4.125%, 03/04/2043	4,720	4,625
3.875%, 08/21/2042	2,995	2,832
Reckitt Benckiser Treasury Services
3.625%, 09/21/2023 (A)	790	818
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	9,876
Tufts University
5.017%, 04/15/2112	3,776	4,014
Tyson Foods
3.950%, 08/15/2024	2,560	2,621
Unilever Capital
5.900%, 11/15/2032	1,135	1,509
University of Southern California
5.250%, 10/01/2111	2,055	2,612

		132,042

Energy — 9.6%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,324	2,684
Anadarko Finance
7.500%, 05/01/2031	3,325	4,615
Anadarko Holding
7.150%, 05/15/2028	3,480	4,539
Anadarko Petroleum
6.450%, 09/15/2036	590	757
4.670%, 10/10/2036 (B)	18,000	7,246
4.500%, 07/15/2044	4,975	5,087
Apache
5.250%, 02/01/2042	310	348
4.750%, 04/15/2043	5,590	5,933

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 01/15/2044	$8,545	$8,476
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	5,166
BP Capital Markets
3.814%, 02/10/2024	3,300	3,462
Burlington Resources Finance
7.200%, 08/15/2031	25	36
Canadian Natural Resources
6.250%, 03/15/2038	3,700	4,673
5.850%, 02/01/2035	150	180
Cenovus Energy
6.750%, 11/15/2039	2,255	2,995
5.200%, 09/15/2043	1,030	1,159
3.800%, 09/15/2023	250	261
CNOOC Finance 2013
3.000%, 05/09/2023	2,025	1,925
Conoco Funding
7.250%, 10/15/2031	755	1,095
6.950%, 04/15/2029	2,050	2,829
ConocoPhillips
6.500%, 02/01/2039	5,865	7,958
5.900%, 05/15/2038	4,663	5,979
Continental Resources
4.900%, 06/01/2044	1,020	1,078
3.800%, 06/01/2024 (A)	2,200	2,247
Devon Energy
7.950%, 04/15/2032	285	412
5.600%, 07/15/2041	2,160	2,534
4.750%, 05/15/2042	3,760	3,981
Ecopetrol
5.875%, 05/28/2045	5,835	6,293
El Paso Natural Gas
8.375%, 06/15/2032	545	746
7.500%, 11/15/2026	3,115	4,055
Enbridge
4.500%, 06/10/2044	4,438	4,432
Encana
6.500%, 02/01/2038	3,350	4,309
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,606
6.500%, 02/01/2042	3,000	3,604
5.950%, 10/01/2043	7,000	7,886
Eni
5.700%, 10/01/2040 (A)	3,430	3,926
EnLink Midstream Partners
5.600%, 04/01/2044	2,750	3,117
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,770	3,658
6.125%, 10/15/2039	445	555
5.700%, 02/15/2042	7,727	9,210
5.100%, 02/15/2045	2,775	3,058
4.850%, 03/15/2044	2,000	2,120
4.450%, 02/15/2043	3,355	3,340
Gulf South Pipeline
4.000%, 06/15/2022	4,490	4,573
Hess
5.600%, 02/15/2041	1,960	2,323
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	8,733
5.500%, 03/01/2044	5,195	5,477
5.000%, 08/15/2042	1,400	1,380
3.950%, 09/01/2022	2,560	2,605
LASMO
7.300%, 11/15/2027	4,625	6,266

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marathon Oil
6.600%, 10/01/2037	$3,820	$5,019
Marathon Petroleum
6.500%, 03/01/2041	4,198	5,281
Motiva Enterprises
6.850%, 01/15/2040 (A)	3,515	4,775
Nexen Energy ULC
7.500%, 07/30/2039	1,830	2,585
7.400%, 05/01/2028	2,390	3,195
6.400%, 05/15/2037	785	980
5.875%, 03/10/2035	3,000	3,519
Noble Energy
5.250%, 11/15/2043	7,845	8,771
4.150%, 12/15/2021	770	828
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	889
Petrobras Global Finance
7.250%, 03/17/2044	3,505	4,116
5.625%, 05/20/2043	8,405	8,152
4.375%, 05/20/2023	820	809
Petrobras International Finance
6.875%, 01/20/2040	2,805	3,157
5.875%, 03/01/2018	600	656
Petro-Canada
7.875%, 06/15/2026	45	62
6.800%, 05/15/2038	1,000	1,342
5.950%, 05/15/2035	760	920
Petroleos Mexicanos
6.500%, 06/02/2041	4,980	6,076
6.375%, 01/23/2045 (A)	16,020	19,384
5.500%, 06/27/2044	3,780	4,100
Phillips 66
5.875%, 05/01/2042	3,686	4,531
Plains All American Pipeline
3.850%, 10/15/2023	4,397	4,546
Pride International
7.875%, 08/15/2040	6,059	8,928
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,500	2,845
Schlumberger Investment
3.650%, 12/01/2023	1,575	1,659
Shell International Finance
6.375%, 12/15/2038	4,118	5,590
4.550%, 08/12/2043	6,340	6,983
3.400%, 08/12/2023	2,225	2,299
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,533
Spectra Energy Capital
6.750%, 02/15/2032	1,510	1,808
3.300%, 03/15/2023	5,350	5,162
Statoil
6.800%, 01/15/2028	400	531
6.500%, 12/01/2028 (A)	1,220	1,598
4.800%, 11/08/2043	5,649	6,372
3.950%, 05/15/2043	3,655	3,607
3.700%, 03/01/2024	1,300	1,375
2.450%, 01/17/2023	2,375	2,311
Suncor Energy
6.500%, 06/15/2038	1,975	2,566
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,721
7.000%, 10/15/2028	8,117	10,432
Texas Eastern Transmission
7.000%, 07/15/2032	2,110	2,806
Total Capital International
3.700%, 01/15/2024	3,565	3,757

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TransCanada PipeLines
7.625%, 01/15/2039	$4,215	$6,211
7.250%, 08/15/2038	1,670	2,371
6.100%, 06/01/2040	1,395	1,769
4.625%, 03/01/2034	10,609	11,488
Transcontinental Gas Pipe Line
7.250%, 12/01/2026	1,660	2,153
5.400%, 08/15/2041	1,795	2,065
4.450%, 08/01/2042	1,310	1,294
Valero Energy
10.500%, 03/15/2039	3,740	6,338
Williams
5.750%, 06/24/2044	4,820	4,869
Williams Partners
4.500%, 11/15/2023	650	694
4.300%, 03/04/2024	3,000	3,138

		393,893

Financials — 15.5%
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,639
Aflac
6.900%, 12/17/2039	2,900	3,945
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,417	6,035
Alexandria Real Estate Equities ‡
3.900%, 06/15/2023	3,050	3,065
American Express
4.050%, 12/03/2042	4,919	4,839
ARC Properties Operating Partnership ‡
4.600%, 02/06/2024 (A)	4,150	4,272
Arch Capital Group US
5.144%, 11/01/2043	4,170	4,627
Assurant
6.750%, 02/15/2034	4,334	5,284
Bank of America MTN
8.950%, 05/18/2017 (C)	1,340	1,454
8.680%, 05/02/2017 (C)	1,305	1,429
7.800%, 09/15/2016	65	73
6.110%, 01/29/2037	3,660	4,343
6.000%, 10/15/2036	4,705	5,848
5.875%, 02/07/2042	2,000	2,453
5.750%, 12/01/2017	5,750	6,451
5.625%, 07/01/2020	675	774
5.000%, 05/13/2021	500	559
5.000%, 01/21/2044	4,223	4,588
4.875%, 04/01/2044	1,770	1,894
4.200%, 08/26/2024	4,290	4,355
4.100%, 07/24/2023	5,630	5,879
3.300%, 01/11/2023	2,090	2,073
Berkshire Hathaway
4.500%, 02/11/2043	7,658	8,066
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,349
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,482	5,704
5.000%, 06/15/2044 (A)	3,115	3,348
Boston Properties ‡
4.125%, 05/15/2021	770	827
BPCE
5.150%, 07/21/2024 (A)	2,835	3,029
Camden Property Trust ‡
4.625%, 06/15/2021	1,325	1,453

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	$9,020	$10,457
CBL & Associates ‡
5.250%, 12/01/2023	2,650	2,889
CDP Financial
5.600%, 11/25/2039 (A)	6,055	7,804
Chase Capital VI
0.865%, 08/01/2028 (C)	2,435	2,146
Chubb
6.500%, 05/15/2038	4,240	5,856
Cincinnati Financial
6.920%, 05/15/2028	3,449	4,313
Citigroup
8.500%, 05/22/2019	75	95
8.125%, 07/15/2039	2,989	4,586
6.875%, 02/15/2098	2,876	3,774
6.675%, 09/13/2043	835	1,062
6.625%, 06/15/2032	600	728
6.125%, 11/21/2017	100	113
6.125%, 08/25/2036	5,130	6,010
6.010%, 01/15/2015	50	51
6.000%, 08/15/2017	50	56
5.875%, 02/22/2033	398	454
5.500%, 09/13/2025	1,000	1,120
5.300%, 01/07/2016	2,000	2,118
5.300%, 05/06/2044	1,355	1,453
4.587%, 12/15/2015	39	41
3.875%, 10/25/2023	4,045	4,193
2.650%, 03/02/2015	150	152
0.785%, 08/25/2036 (C)	850	685
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (A)	1,750	1,972
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	5,033	5,868
5.750%, 12/01/2043	1,365	1,616
Deutsche Bank
3.700%, 05/30/2024	2,330	2,355
Devon OEI Operating
7.500%, 09/15/2027	1,160	1,581
Discover Bank
8.700%, 11/18/2019	1,014	1,277
Discover Financial Services
3.850%, 11/21/2022	3,261	3,339
Essex Portfolio ‡
3.875%, 05/01/2024 (A)	2,100	2,148
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,000	1,303
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	11,440	13,082
FMR
5.150%, 02/01/2043 (A)	2,750	3,069
Ford Holdings
9.300%, 03/01/2030	2,875	4,328
General Electric Capital MTN
7.500%, 08/21/2035	385	552
6.875%, 01/10/2039	11,194	15,501
6.750%, 03/15/2032	7,220	9,718
5.875%, 01/14/2038	23,040	28,636
0.714%, 08/15/2036 (C)	1,250	1,074
Goldman Sachs Group
6.750%, 10/01/2037	12,500	15,419
6.250%, 02/01/2041	4,588	5,748
6.125%, 02/15/2033	8,930	10,993

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.950%, 01/15/2027	$2,101	$2,432
4.800%, 07/08/2044	6,265	6,512
4.000%, 03/03/2024	9,825	10,149
3.850%, 07/08/2024	895	910
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	5,745	5,851
Hartford Financial Services Group
6.625%, 03/30/2040	1,939	2,586
6.100%, 10/01/2041	185	236
5.950%, 10/15/2036	915	1,133
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,641
HCP ‡
4.250%, 11/15/2023	8,829	9,172
4.200%, 03/01/2024	2,571	2,653
3.150%, 08/01/2022	1,825	1,784
Health Care ‡
6.500%, 03/15/2041	931	1,199
5.125%, 03/15/2043	7,279	7,894
Healthcare Realty Trust ‡
5.750%, 01/15/2021	525	593
Highmark
6.125%, 05/15/2041 (A)	3,205	3,267
HSBC Bank USA MTN
7.000%, 01/15/2039	3,510	4,940
5.625%, 08/15/2035	1,930	2,311
HSBC Holdings
7.625%, 05/17/2032	840	1,144
6.800%, 06/01/2038	335	439
6.500%, 09/15/2037	4,200	5,306
5.250%, 03/14/2044	7,010	7,720
5.100%, 04/05/2021	3,531	4,047
International Lease Finance
7.125%, 09/01/2018 (A)	425	488
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	1,770	1,787
JPMorgan Chase
6.400%, 05/15/2038	400	518
6.300%, 04/23/2019	1,775	2,083
5.600%, 07/15/2041	7,260	8,731
5.400%, 01/06/2042	120	140
4.850%, 02/01/2044	770	842
3.625%, 05/13/2024	3,470	3,538
3.250%, 09/23/2022	2,780	2,794
0.560%, 06/13/2016 (C)	2,000	1,998
JPMorgan Chase Capital XIII
1.184%, 09/30/2034 (C)	3,900	3,393
JPMorgan Chase Capital XXIII
1.234%, 05/15/2047 (C)	1,907	1,572
KKR Group Finance II
5.500%, 02/01/2043 (A)	9,932	11,113
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,781	4,014
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	333
6.500%, 05/01/2042 (A)	9,309	11,554
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	8,237
Marsh & McLennan
3.500%, 06/03/2024	2,230	2,262
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,933

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetLife
6.400%, 12/15/2036	$6,995	$7,887
5.875%, 02/06/2041	1,240	1,565
4.875%, 11/13/2043	8,345	9,208
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	466
3.000%, 01/10/2023 (A)	1,845	1,851
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,701
Moody’s
5.250%, 07/15/2044	4,575	4,878
Morgan Stanley MTN
7.250%, 04/01/2032	2,572	3,506
6.625%, 04/01/2018	4,365	5,054
6.375%, 07/24/2042	4,164	5,420
5.625%, 09/23/2019	11,775	13,455
3.875%, 04/29/2024	5,910	6,065
National Capital Trust II
5.486%, 12/29/2049 (A) (C)	500	507
Nationwide Health Properties MTN ‡
6.590%, 07/07/2038	1,310	1,658
Nationwide Mutual Insurance
8.250%, 12/01/2031 (A)	1,000	1,390
7.875%, 04/01/2033 (A)	4,016	5,491
4.950%, 04/22/2044 (A)	6,440	6,690
New York Life Insurance
6.750%, 11/15/2039 (A)	5,515	7,520
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	3,840	4,871
Piedmont Operating Partnership ‡
4.450%, 03/15/2024	1,740	1,783
Principal Financial Group
4.625%, 09/15/2042	2,500	2,641
4.350%, 05/15/2043	565	568
Prudential Financial MTN
6.625%, 12/01/2037	708	926
5.800%, 11/16/2041	2,740	3,296
5.700%, 12/14/2036	7,039	8,416
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	6,141
Realty Income ‡
4.650%, 08/01/2023	11,285	12,217
Royal Bank of Scotland Group
7.648%, 08/31/2049 (C)	1,900	2,242
Security Benefit Life
7.450%, 10/01/2033 (A)	3,805	4,629
Simon Property Group ‡
6.750%, 02/01/2040	3,206	4,426
4.750%, 03/15/2042	2,065	2,264
SL Green Realty ‡
7.750%, 03/15/2020	1,775	2,134
5.000%, 08/15/2018	1,000	1,081
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,660	6,279
Travelers
5.350%, 11/01/2040	1,935	2,311
Ventas Realty ‡
5.700%, 09/30/2043	5,465	6,437
4.750%, 06/01/2021	2,500	2,756
Wells Fargo
5.606%, 01/15/2044	3,880	4,555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 11/02/2043	$745	$848
4.100%, 06/03/2026	3,625	3,708
Wells Fargo Bank
6.600%, 01/15/2038	2,400	3,320
6.000%, 11/15/2017	300	341
5.950%, 08/26/2036	1,000	1,273
5.850%, 02/01/2037	5,620	7,093
XL Capital
6.375%, 11/15/2024	2,615	3,179
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	1,939	2,080

		635,766

Health Care — 5.1%
AbbVie
4.400%, 11/06/2042	12,480	12,554
Actavis Funding SCS
4.850%, 06/15/2044 (A)	4,980	5,124
3.850%, 06/15/2024 (A)	1,305	1,320
Aetna
4.750%, 03/15/2044	6,850	7,361
Amgen
6.400%, 02/01/2039	3,400	4,386
5.750%, 03/15/2040	500	598
5.150%, 11/15/2041	3,700	4,094
4.950%, 10/01/2041	825	888
AstraZeneca
6.450%, 09/15/2037	3,522	4,667
4.000%, 09/18/2042	1,825	1,772
Bristol-Myers Squibb
6.125%, 05/01/2038	3,580	4,627
CareFusion
3.875%, 05/15/2024	1,750	1,781
Catholic Health Initiatives
4.350%, 11/01/2042	7,535	7,485
Celgene
5.700%, 10/15/2040	7,424	8,736
4.625%, 05/15/2044	3,000	3,091
3.625%, 05/15/2024	4,215	4,297
Covidien International Finance
2.950%, 06/15/2023	1,290	1,270
Eli Lilly
4.650%, 06/15/2044	2,290	2,482
Gilead Sciences
4.800%, 04/01/2044	8,039	8,847
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,405	4,492
Hartford HealthCare
5.746%, 04/01/2044	6,630	7,624
Howard Hughes Medical Institute
3.500%, 09/01/2023	1,923	1,999
Johnson & Johnson
4.500%, 12/05/2043	700	774
4.375%, 12/05/2033	3,710	4,138
McKesson
4.883%, 03/15/2044	1,000	1,077
3.796%, 03/15/2024	6,005	6,181
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,209
4.600%, 06/01/2044	825	855
Medtronic
3.625%, 03/15/2024	1,725	1,792
2.750%, 04/01/2023	3,280	3,203
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	2,110

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merck
6.550%, 09/15/2037	$975	$1,337
4.150%, 05/18/2043	5,260	5,368
3.600%, 09/15/2042	2,130	1,983
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	530	674
5.760%, 05/03/2037	2,236	2,867
Mylan
4.200%, 11/29/2023	1,875	1,960
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	2,920	3,655
4.800%, 11/01/2042	4,615	4,700
Novartis Capital
4.400%, 05/06/2044	10,005	10,791
NYU Hospitals Center
5.750%, 07/01/2043	3,435	4,111
4.428%, 07/01/2042	4,230	4,163
Perrigo
4.000%, 11/15/2023 (A)	1,535	1,577
Pfizer
7.200%, 03/15/2039	590	850
4.400%, 05/15/2044	2,270	2,375
4.300%, 06/15/2043	3,620	3,724
Providence Health & Services Obligated Group
4.379%, 10/01/2023	705	770
Roche Holdings
7.000%, 03/01/2039 (A)	4,240	6,072
St. Barnabas
4.000%, 07/01/2028	4,375	4,003
Stryker
4.375%, 05/15/2044	2,000	2,015
4.100%, 04/01/2043	1,425	1,383
3.375%, 05/15/2024	2,145	2,168
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	3,000
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,804
6.625%, 11/15/2037	555	750
WellPoint
4.850%, 08/15/2054	2,515	2,515
4.650%, 01/15/2043	2,080	2,144
4.650%, 08/15/2044	3,175	3,280
3.500%, 08/15/2024	3,100	3,109
Wyeth
6.000%, 02/15/2036	2,985	3,800
5.950%, 04/01/2037	936	1,174

		209,956

Industrials — 5.3%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	2,970	3,198
Airbus Group Finance
2.700%, 04/17/2023 (A)	2,500	2,433
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	3,304	3,564
BAE Systems
5.800%, 10/11/2041 (A)	4,995	6,122
Boeing
6.875%, 03/15/2039	621	902
6.625%, 02/15/2038	840	1,167
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	5,600	7,180
6.150%, 05/01/2037	1,280	1,636

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.750%, 05/01/2040	$720	$874
5.150%, 09/01/2043	2,415	2,704
4.900%, 04/01/2044	10,050	10,944
4.550%, 09/01/2044	800	831
4.400%, 03/15/2042	4,430	4,495
4.375%, 09/01/2042	1,850	1,864
3.750%, 04/01/2024	1,950	2,024
Caterpillar
4.750%, 05/15/2064	5,345	5,762
3.803%, 08/15/2042	7,353	7,077
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,980	5,552
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	4,870	5,479
CSX
4.750%, 05/30/2042	4,425	4,759
4.100%, 03/15/2044	1,000	977
Deere
3.900%, 06/09/2042	2,860	2,827
Federal Express
7.600%, 07/01/2097	2,095	2,980
FedEx
4.000%, 01/15/2024	1,495	1,586
4.000%, 01/15/2024	1,000	1,059
3.875%, 08/01/2042	9,167	8,599
General Dynamics
3.600%, 11/15/2042	3,070	2,902
General Electric
4.500%, 03/11/2044	4,375	4,762
4.125%, 10/09/2042	7,245	7,424
Heathrow Funding
4.875%, 07/15/2021 (A)	3,070	3,375
John Deere Capital MTN
3.350%, 06/12/2024	1,600	1,629
L-3 Communications
3.950%, 05/28/2024	3,645	3,649
Lockheed Martin
4.070%, 12/15/2042	4,768	4,730
Norfolk Southern
6.000%, 03/15/2105	3,703	4,662
6.000%, 05/23/2111	8,719	10,814
4.800%, 08/15/2043	2,200	2,415
3.850%, 01/15/2024	3,825	4,019
Northrop Grumman
4.750%, 06/01/2043	13,700	14,715
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	237	280
Precision Castparts
2.500%, 01/15/2023	1,790	1,735
Republic Services
3.550%, 06/01/2022	2,025	2,115
Sydney Airport Finance
5.125%, 02/22/2021 (A)	1,700	1,906
3.900%, 03/22/2023 (A)	4,500	4,657
Union Pacific
4.850%, 06/15/2044	5,355	6,018
4.821%, 02/01/2044	5,068	5,662
United Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	2,970	3,037

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	$3,340	$3,361
United Technologies
5.700%, 04/15/2040	9,785	12,202
4.500%, 06/01/2042	4,985	5,367
3.100%, 06/01/2022	2,375	2,423
US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/2023	1,693	1,989
Waste Management
4.600%, 03/01/2021	2,662	2,969

		215,412

Information Technology — 1.9%
Apple
4.450%, 05/06/2044	3,080	3,249
3.850%, 05/04/2043	4,170	3,990
3.450%, 05/06/2024	5,370	5,521
Cisco Systems
5.900%, 02/15/2039	3,920	4,895
Corning
5.750%, 08/15/2040	555	675
eBay
4.000%, 07/15/2042	3,570	3,268
EMC
2.650%, 06/01/2020	1,675	1,693
Intel
4.250%, 12/15/2042	2,735	2,738
4.000%, 12/15/2032	850	856
International Business Machines
3.625%, 02/12/2024	2,730	2,832
3.375%, 08/01/2023	2,940	3,020
Juniper Networks
5.950%, 03/15/2041	4,430	5,032
Microsoft
4.875%, 12/15/2043	2,900	3,284
3.500%, 11/15/2042	1,765	1,614
Motorola Solutions
5.500%, 09/01/2044	2,800	2,894
Oracle
6.500%, 04/15/2038	6,460	8,545
4.500%, 07/08/2044	2,175	2,300
4.300%, 07/08/2034	7,895	8,246
3.625%, 07/15/2023	2,320	2,427
Seagate HDD Cayman
4.750%, 01/01/2025 (A)	8,875	9,052

		76,131

Materials — 2.1%
Air Products & Chemicals
3.350%, 07/31/2024	2,170	2,196
Barrick North America Finance LLC
5.750%, 05/01/2043	8,720	9,405
BHP Billiton Finance USA
5.000%, 09/30/2043	5,570	6,367
3.850%, 09/30/2023	2,155	2,295
CF Industries
5.150%, 03/15/2034	2,205	2,404
Dow Chemical
7.375%, 11/01/2029	2,670	3,630
4.375%, 11/15/2042	7,055	6,950
Freeport-McMoRan
5.450%, 03/15/2043	7,877	8,511
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,594	6,287

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinross
5.950%, 03/15/2024 (A)	$2,125	$2,210
LYB International Finance
4.875%, 03/15/2044	3,575	3,849
Monsanto
4.200%, 07/15/2034	910	945
Mosaic
5.450%, 11/15/2033	1,225	1,396
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	4,285	4,948
4.250%, 07/17/2042 (A)	835	788
Newcrest Finance
5.750%, 11/15/2041 (A)	4,921	4,494
Newmont Mining
4.875%, 03/15/2042	3,745	3,471
Praxair
3.550%, 11/07/2042	1,820	1,696
Rio Tinto Finance USA
7.125%, 07/15/2028	480	637
4.125%, 08/21/2042	120	118
Rohm & Haas
7.850%, 07/15/2029	4,785	6,711
Southern Copper
7.500%, 07/27/2035	2,974	3,636
Teck Resources
6.000%, 08/15/2040	180	193
5.400%, 02/01/2043	2,360	2,392
5.200%, 03/01/2042	1,050	1,029
Vale Overseas
6.875%, 11/21/2036	845	996

		87,554

Telecommunication Services — 5.2%
Alltel
7.875%, 07/01/2032	1,175	1,696
6.800%, 05/01/2029	570	706
America Movil
6.375%, 03/01/2035	625	783
4.375%, 07/16/2042	4,545	4,432
AT&T
6.500%, 09/01/2037	2,985	3,793
6.300%, 01/15/2038	2,275	2,841
5.550%, 08/15/2041	6,770	7,748
5.350%, 09/01/2040	6,004	6,714
4.800%, 06/15/2044	10,940	11,441
4.350%, 06/15/2045	9,333	9,088
4.300%, 12/15/2042	3,351	3,258
British Telecommunications
9.625%, 12/15/2030	2,070	3,342
CenturyLink
7.650%, 03/15/2042	3,035	3,065
5.800%, 03/15/2022	350	369
Deutsche Telekom International Finance
9.250%, 06/01/2032	865	1,388
8.750%, 06/15/2030	785	1,174
4.875%, 03/06/2042 (A)	2,980	3,169
GTE
6.940%, 04/15/2028	1,360	1,691
Koninklijke
8.375%, 10/01/2030	2,035	2,924
Orange
5.500%, 02/06/2044	3,905	4,470
Rogers Communications
5.450%, 10/01/2043	2,350	2,649

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 03/15/2044	$5,300	$5,642
4.100%, 10/01/2023	1,500	1,573
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,578	7,174
Telecom Italia Capital
6.000%, 09/30/2034	890	890
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	5,515	5,789
Telefonica Emisiones
7.045%, 06/20/2036	2,990	3,926
Verizon Communications
7.750%, 12/01/2030	780	1,100
6.550%, 09/15/2043	35,425	45,627
6.400%, 09/15/2033	9,589	12,104
6.400%, 02/15/2038	560	703
6.250%, 04/01/2037	760	939
6.000%, 04/01/2041	1,500	1,800
5.050%, 03/15/2034	4,175	4,558
5.012%, 08/21/2054 (A)	15,292	15,955
4.862%, 08/21/2046 (A)	12,684	13,296
4.750%, 11/01/2041	5,235	5,378
3.850%, 11/01/2042	1,610	1,457
Vodafone Group
4.375%, 02/19/2043	10,285	10,018

		214,670

Utilities — 8.8%
AGL Capital
5.875%, 03/15/2041	2,593	3,265
4.400%, 06/01/2043	1,000	1,030
Arizona Public Services
8.000%, 12/30/2015	46	47
Baltimore Gas & Electric
5.200%, 06/15/2033	3,275	3,757
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,860	5,093
6.125%, 04/01/2036	6,910	8,810
5.150%, 11/15/2043	2,250	2,620
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,255
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,496	1,699
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	1,900	2,058
CenterPoint Energy Resources
6.250%, 02/01/2037	3,791	4,647
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,354
6.300%, 08/15/2037	1,440	1,875
4.450%, 03/15/2044	4,340	4,547
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	1,341	1,005
Dominion Resources
5.250%, 08/01/2033	8,631	9,918
4.900%, 08/01/2041	2,715	2,960
DTE Energy
3.850%, 12/01/2023	2,215	2,319
3.500%, 06/01/2024	1,375	1,397
Duke Energy
3.750%, 04/15/2024	2,535	2,638
3.050%, 08/15/2022	1,420	1,426

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Energy Carolinas
6.100%, 06/01/2037	$3,090	$3,919
5.300%, 02/15/2040	8,120	9,776
4.000%, 09/30/2042	2,450	2,449
Duke Energy Florida
6.400%, 06/15/2038	590	805
6.350%, 09/15/2037	1,160	1,577
Duke Energy Indiana
6.350%, 08/15/2038	1,660	2,267
4.900%, 07/15/2043	2,280	2,617
Duke Energy Progress
4.375%, 03/30/2044	3,320	3,518
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,799
5.900%, 12/01/2021 (A)	750	882
Electricite de France
6.000%, 01/22/2114 (A)	8,445	9,826
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,331
Entergy Louisiana
4.440%, 01/15/2026	3,210	3,543
Entergy Texas
7.125%, 02/01/2019	1,665	2,006
Exelon
5.625%, 06/15/2035	1,250	1,444
Exelon Generation LLC
6.250%, 10/01/2039	200	238
5.750%, 10/01/2041	4,931	5,579
5.600%, 06/15/2042	5,080	5,610
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	7,060	7,294
FirstEnergy, Ser C
7.375%, 11/15/2031	2,105	2,557
Florida Power & Light
5.960%, 04/01/2039	3,115	4,129
5.690%, 03/01/2040	5,000	6,342
5.650%, 02/01/2037	2,500	3,167
5.400%, 09/01/2035	3,200	3,909
Georgia Power
5.950%, 02/01/2039	3,850	4,853
5.400%, 06/01/2040	5,810	6,902
4.300%, 03/15/2042	2,215	2,277
4.300%, 03/15/2043	2,075	2,134
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,456
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,666
4.875%, 11/01/2041 (A)	2,130	2,410
4.500%, 06/01/2044 (A)	2,375	2,494
ITC Holdings
5.300%, 07/01/2043	2,085	2,397
Jersey Central Power & Light
6.400%, 05/15/2036	1,050	1,248
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,901	4,310
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	2,715	2,846
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,291
Kentucky Utilities
5.125%, 11/01/2040	2,355	2,788
KeySpan Gas East
5.819%, 04/01/2041 (A)	7,485	9,539

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Edison
7.700%, 01/15/2019	$350	$426
MidAmerican Energy
6.750%, 12/30/2031	870	1,194
5.800%, 10/15/2036	980	1,256
4.800%, 09/15/2043	1,725	1,929
MidAmerican Funding
6.927%, 03/01/2029	170	224
Monongahela Power
5.400%, 12/15/2043 (A)	945	1,131
4.100%, 04/15/2024 (A)	7,450	7,985
Narragansett Electric
4.170%, 12/10/2042 (A)	3,220	3,186
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,865
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	2,009
2.721%, 11/28/2022 (A)	700	689
NiSource Finance
5.950%, 06/15/2041	545	649
4.800%, 02/15/2044	1,985	2,028
Northeast Utilities
2.800%, 05/01/2023	2,120	2,068
Northern States Power
6.250%, 06/01/2036	1,813	2,453
5.350%, 11/01/2039	2,695	3,279
3.400%, 08/15/2042	1,185	1,081
NSTAR Electric
4.400%, 03/01/2044	655	699
Oncor Electric Delivery
7.500%, 09/01/2038	600	894
5.300%, 06/01/2042	8,438	10,173
5.250%, 09/30/2040	2,165	2,612
4.550%, 12/01/2041	1,890	2,084
4.100%, 06/01/2022	2,770	3,010
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,309
6.250%, 03/01/2039	1,910	2,499
6.050%, 03/01/2034	4,940	6,191
5.800%, 03/01/2037	2,226	2,723
4.600%, 06/15/2043	2,345	2,497
4.500%, 12/15/2041	1,660	1,733
PacifiCorp
6.000%, 01/15/2039	1,310	1,711
5.750%, 04/01/2037	2,972	3,781
Pennsylvania Electric
6.150%, 10/01/2038	6,082	7,367
Potomac Electric Power
3.600%, 03/15/2024	3,000	3,119
PSEG Power LLC
8.625%, 04/15/2031	4,340	6,342
Public Service Electric & Gas MTN
3.650%, 09/01/2042	3,290	3,114
Public Service of Colorado
6.500%, 08/01/2038	725	1,013
6.250%, 09/01/2037	1,880	2,535
4.750%, 08/15/2041	2,400	2,692
4.300%, 03/15/2044	3,045	3,217
San Diego Gas & Electric
4.300%, 04/01/2042	1,375	1,465
Sempra Energy
6.000%, 10/15/2039	3,565	4,521
South Carolina Electric & Gas
6.050%, 01/15/2038	400	512

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southaven Combined Cycle Generation
3.846%, 08/15/2033	$2,621	$2,701
Southern California Edison
6.050%, 03/15/2039	4,355	5,703
4.650%, 10/01/2043	7,190	8,011
Southern California Gas
4.450%, 03/15/2044	2,450	2,641
3.750%, 09/15/2042	1,585	1,550
Southwestern Electric Power
6.200%, 03/15/2040	3,335	4,362
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,082	1,483
Tucson Electric Power
5.000%, 03/15/2044	5,025	5,372
Union Electric
8.450%, 03/15/2039	2,405	4,051
Virginia Electric and Power
4.650%, 08/15/2043	2,250	2,480
4.450%, 02/15/2044	2,500	2,683
3.450%, 02/15/2024	530	547
Xcel Energy
4.800%, 09/15/2041	1	1

		360,765

Total Corporate Obligations (Cost $2,350,873) ($ Thousands)		2,594,873

MUNICIPAL BONDS — 6.9%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	4,385	5,541
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,690	2,352
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,532
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	2,775	2,960
3.428%, 05/15/2023	2,500	2,617
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,870	4,874
City of Houston, Utility System Revenue, Ser A, RB Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	364
City of New York, Build America Project, GO Callable 10/01/20 @ 100
6.646%, 12/01/2031	2,200	2,603
5.817%, 10/01/2031	2,950	3,281
City of New York, Build America Project, GO
5.517%, 10/01/2037	4,095	4,948
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	123
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	4,790

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	$1,310	$1,506
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,490
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	4,535	5,441
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	780
Dallas, Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/21 @ 100
6.450%, 02/15/2035	3,415	4,041
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	5,729	6,144
Florida’s, Turnpike Enterprise, Build America Project, RB Callable 07/01/19 @ 100
6.800%, 07/01/2039	580	676
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	2,890	3,492
Illinois, Finance Authority, RB
4.000%, 06/01/2047	2,350	2,355
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	6,373
Las Vegas, Valley Water District, Build America Project, GO
7.013%, 06/01/2039	390	429
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	5,610	7,007
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,990	2,933
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	4,053
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	1,225	1,781
6.008%, 07/01/2039	5,000	6,329
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	4,209
Metropolitan New York, Transportation Authority, Build America Project, RB
6.814%, 11/15/2040	710	998

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	$2,630	$3,218
Michigan State, University, Build America Project, Ser B, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	3,300	3,852
Missouri, Joint Municipal Electric Utility Commission, Build America Project, RB
6.890%, 01/01/2042	600	758
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,493
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	89
7.102%, 01/01/2041	2,650	3,811
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/2042	6,630	7,582
New York City, Municipal Water Finance Authority, Build America Project, RB
5.724%, 06/15/2042	1,320	1,702
5.440%, 06/15/2043	3,260	4,035
New York City, Municipal Water Finance Authority, RB Callable 12/15/20 @ 100
5.375%, 06/15/2043	600	703
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/2043	710	781
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,727
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	4,150	5,202
5.508%, 08/01/2037	580	712
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,929
5.289%, 03/15/2033	1,550	1,811
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	4,856	6,975
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	124
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	3,925	4,461

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	$725	$841
4.458%, 10/01/2062	6,005	6,311
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,600	2,131
San Diego County, Regional Transportation Commission, RB
5.911%, 04/01/2048	2,500	3,358
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	2,785	3,765
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	3,133
State of California, Build America Project, GO
7.625%, 03/01/2040	4,440	6,735
7.600%, 11/01/2040	580	890
7.550%, 04/01/2039	3,005	4,558
7.500%, 04/01/2034	7,900	11,547
7.350%, 11/01/2039	5,330	7,813
7.300%, 10/01/2039	7,100	10,266
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	745	872
7.100%, 07/01/2035	1,890	2,144
6.725%, 04/01/2035	380	427
6.630%, 02/01/2035	3,475	3,870
State of Illinois, GO
5.100%, 06/01/2033	8,450	8,390
State of New York, Build America Project, RB
5.770%, 03/15/2039	12,820	15,687
State of Oregon, GO
5.892%, 06/01/2027	3,750	4,700
State of Texas, Build America Project, GO
5.517%, 04/01/2039	2,090	2,671
Texas, Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	4,125	4,966
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,782
University of California, Ser AD, RB
4.858%, 05/15/2112	13,775	14,376
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,873

Total Municipal Bonds (Cost $249,647) ($ Thousands)		281,093

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
FFCB
5.750%, 05/11/2026	$6,525	$8,245
3.125%, 11/06/2029	3,000	2,808
FHLB
5.625%, 06/11/2021	960	1,158
0.080%, 09/17/2014 (B)	7,305	7,305
0.055%, 10/29/2014 (B)	6,905	6,904
FHLMC
6.750%, 03/15/2031	4,845	7,081
6.250%, 07/15/2032	6,735	9,576
3.600%, 12/17/2029 (B)	8,300	4,904
FICO STRIPS, PO
0.000%, 12/27/2018 to 09/26/2019 (B)	16,575	15,090
FNMA
7.250%, 05/15/2030	3,565	5,385
3.500%, 03/07/2033	2,529	2,423
3.000%, 11/26/2032 to 05/23/2033	4,596	4,180
Residual Funding STRIPS
3.529%, 04/15/2030 (B)	14,210	8,619
1.785%, 07/15/2020 (B)	1,706	1,506
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	16,139
5.880%, 04/01/2036	13,625	18,188
5.500%, 06/15/2038	465	594
5.375%, 04/01/2056	12,593	15,850
5.250%, 09/15/2039	9,480	11,817
4.875%, 01/15/2048	635	751
4.625%, 09/15/2060	7,645	8,531
3.500%, 12/15/2042	5,480	5,255
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038	3,700	1,467

Total U.S. Government Agency Obligations (Cost $160,344) ($ Thousands)		163,776

MORTGAGE-BACKED SECURITIES — 1.5%

Agency Mortgage-Backed Obligations — 1.1%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	364	399
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	671	774
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,808	6,022
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	2,936	2,591
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,493	3,675
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,369
FHLMC Multifamily Structured Pass-Through Certificates, Ser K034, Cl A2
3.531%, 07/25/2023 (C)	5,385	5,710

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
3.841%, 09/01/2020	$3,767	$4,069
3.762%, 12/01/2020	3,788	4,089
3.665%, 10/01/2020	3,832	4,115
3.583%, 09/01/2020	1,940	2,079
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	900	1,101
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	505	573
FNMA CMO, Ser 2007-68, Cl SC, IO
6.545%, 07/25/2037 (C)	99	16
GNMA ARM
1.625%, 06/20/2032 (C)	104	108
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	157	166
GNMA CMO, Ser 2009-8, Cl PS, IO
6.145%, 08/16/2038 (C)	213	28
GNMA CMO, Ser 2010-4, Cl NS, IO
6.238%, 01/16/2040 (C)	229	36
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	10,425	7,429

		47,349

Non-Agency Mortgage-Backed Obligations — 0.4%
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.218%, 08/25/2035 (C)	19	13
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.472%, 03/25/2035 (C)	145	111
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.366%, 03/19/2045 (C)	194	176
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	4,799
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.956%, 11/19/2034 (C)	282	237
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.466%, 08/19/2045 (C)	380	354
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.932%, 12/25/2034 (C)	130	109
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.952%, 08/25/2034 (C)	73	66
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.702%, 10/25/2034 (C)	101	103
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.015%, 09/25/2034 (C)	30	27
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.462%, 10/25/2036 (C)	17	13
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	4,410	4,752

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	$31	$32
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	43	45
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.504%, 12/25/2034 (C)	68	69
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.485%, 01/25/2045 (C)	181	179
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.618%, 04/25/2036 (C)	184	185
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,590	3,776

		15,046

Total Mortgage-Backed Securities (Cost $56,853) ($ Thousands)		62,395

SOVEREIGN DEBT — 1.2%
Banco Nacional de Desenvolvimento Economicoe Social
5.500%, 07/12/2020 (A)	1,300	1,419
Federal Republic of Brazil
5.625%, 01/07/2041	1,645	1,851
4.250%, 01/07/2025	1,780	1,851
International Bank for Reconstruction & Development MTN
3.632%, 10/31/2030 (B)	5,850	3,179
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,810
3.212%, 05/01/2024 (B)	1,020	770
2.947%, 08/15/2026 (B)	2,585	1,766
2.652%, 05/15/2024 (B)	1,545	1,165
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,925	3,722
Republic of Colombia
5.625%, 02/26/2044	3,515	4,077
4.000%, 02/26/2024	840	878
Republic of Panama
4.300%, 04/29/2053	915	835
United Mexican States MTN
6.050%, 01/11/2040	470	587
5.950%, 03/19/2019	1,300	1,501
5.750%, 10/12/2110	664	739
5.550%, 01/21/2045	1,670	1,960
4.750%, 03/08/2044	9,915	10,401
4.000%, 10/02/2023	2,652	2,811
Uruguay Government International Bond
5.100%, 06/18/2050	5,540	5,748

Total Sovereign Debt (Cost $43,559) ($ Thousands)		47,070

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.3%

Mortgage Related Securities — 0.0%
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (C)	$74	$77

Other Asset-Backed Securities — 0.3%
Beacon Container Finance, Ser 2012-1A, Cl A
3.720%, 09/20/2027 (A)	20	20
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	180	164
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.955%, 04/26/2032 (A) (C)	2,765	2,763
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,537	1,628
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.005%, 07/27/2037 (A) (C)	2,745	2,745
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.302%, 10/25/2034 (C)	2,620	2,699
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (A)	1,706	1,793

		11,812

Total Asset-Backed Securities (Cost $11,595) ($ Thousands)		11,889

U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bills (B) (D)
0.030%, 11/06/2014	1,580	1,580
0.029%, 09/04/2014	647	647
U.S. Treasury Bonds
6.250%, 05/15/2030	17,130	24,924
5.375%, 02/15/2031	61,769	83,321
5.250%, 02/15/2029	8,535	11,190
4.500%, 02/15/2036	33,086	41,714
4.500%, 08/15/2039	39,670	50,306
4.250%, 05/15/2039	10,200	12,468
3.875%, 08/15/2040	29,835	34,534
3.750%, 11/15/2043	24,475	27,695
3.625%, 08/15/2043	60,405	66,842
3.625%, 02/15/2044	177,546	196,521
3.375%, 05/15/2044	31,310	33,110
3.125%, 11/15/2041	14,415	14,631
3.125%, 02/15/2043	46,591	47,028
2.750%, 08/15/2042	7,780	7,303
2.750%, 11/15/2042	6,965	6,530
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	11,694	13,342
U.S. Treasury Notes
2.375%, 08/15/2024	17,005	17,050
1.625%, 07/31/2019	6,200	6,201
U.S. Treasury STRIPS (B)
3.951%, 05/15/2043	145,690	136,176
3.312%, 05/15/2039	500	232
3.066%, 05/15/2030	26,900	17,238
3.011%, 11/15/2027	8,360	5,815

Total U.S. Treasury Obligations (Cost $791,026) ($ Thousands)		856,398

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	37,805,589	$37,806

Total Cash Equivalent (Cost $37,806) ($ Thousands)		37,806

Total Investments — 99.0% (Cost $3,701,703) ($ Thousands) ††		$4,055,300

The open futures contracts held by the Fund at August 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(412)	Dec-2014	$(182)
U.S. 2-Year Treasury Note	(1,890)	Dec-2014	(184)
U.S. 5-Year Treasury Note	443	Dec-2014	158
U.S. Long Treasury Bond	262	Dec-2014	266
U.S. Ultra Long Treasury Bond	969	Dec-2014	1,407

			$1,465

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD-LIBOR	11/15/43	$3,570,000	$(440)

A list of the open OTC swap agreements held by the Fund at August 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	2.48%	3 Month USD-LIBOR	11/15/27	$2,605,000	$(51)
Barclays Bank PLC	2.42%	3 Month USD-LIBOR	11/15/27	2,630,000	(28)
Citigroup	2.71%	3 Month USD-LIBOR	08/15/42	5,255,000	350

					$271

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	Goldman Sachs Group, Inc.	BUY	1.00	09/20/16	$5,000	$(225)

For the period ended August 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2014

Percentages are based on a Net Assets of $4,096,648 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $3,701,701 ($ Thousands), and the unrealized appreciation and depreciation were $362,922 ($ Thousands) and $(9,325) ($ Thousands), respectively.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

OTC — Over the Counter

PLC — Public Limited Compnay

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

ULC — Unlimited Liability Company

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,594,873	$—	$2,594,873
Municipal Bonds	—	281,093	—	281,093
U.S. Government Agency Obligations	—	163,776	—	163,776
Mortgage-Backed Securities	—	62,395	—	62,395
Sovereign Debt	—	47,070	—	47,070
Asset-Backed Securities	—	11,889	—	11,889
U.S. Treasury Obligations	—	856,398	—	856,398
Cash Equivalent	37,806	—	—	37,806

Total Investments in Securities	$37,806	$4,017,494	$—	$4,055,300

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,831	$—	$—	$1,831
Unrealized Depreciation	(366)	—	—	(366)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(440)	—	(440)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	350	—	350
Unrealized Depreciation	—	(79)	—	(79)
Credit Default Swaps *
Unrealized Depreciation	—	(225)	—	(225)

Total Other Financial Instruments	$1,465	$(394)	$—	$1,761

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 90.9%

Consumer Discretionary — 10.7%
21st Century Fox America
8.150%, 10/17/2036	$1,281	$1,830
7.750%, 12/01/2045	500	745
7.430%, 10/01/2026	1,450	1,854
7.125%, 04/08/2028	400	497
6.900%, 08/15/2039	1,500	1,988
6.750%, 01/09/2038	3,385	4,244
6.650%, 11/15/2037	6,700	8,576
6.550%, 03/15/2033	1,880	2,375
6.400%, 12/15/2035	1,100	1,400
6.200%, 12/15/2034	4,474	5,539
6.150%, 02/15/2041	760	937
5.400%, 10/01/2043	2,190	2,524
AutoZone
3.125%, 07/15/2023	490	482
Bed Bath & Beyond
4.915%, 08/01/2034	510	531
CBS
5.900%, 10/15/2040	40	47
Comcast
7.050%, 03/15/2033	970	1,335
6.950%, 08/15/2037	4,215	5,824
6.550%, 07/01/2039	855	1,142
6.450%, 03/15/2037	4,030	5,281
6.400%, 05/15/2038	9,210	12,064
4.750%, 03/01/2044	5,685	6,223
4.650%, 07/15/2042	6,705	7,165
4.250%, 01/15/2033	2,930	3,045
4.200%, 08/15/2034	6,755	6,941
Comcast Cable Communications Holdings
9.455%, 11/15/2022	620	902
Cox Communications
6.950%, 06/01/2038 (A)	500	628
5.450%, 12/15/2014	8	8
4.700%, 12/15/2042 (A)	3,350	3,339
4.500%, 06/30/2043 (A)	220	212
3.250%, 12/15/2022 (A)	2,531	2,487
CVS Caremark
6.125%, 09/15/2039	3,690	4,722
5.750%, 05/15/2041	2,100	2,570
5.300%, 12/05/2043	2,864	3,345
3.375%, 08/12/2024	4,090	4,114
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	5,526	7,545
Darden Restaurants
6.800%, 10/15/2037	650	734
3.350%, 11/01/2022	133	126
DIRECTV Holdings LLC
6.375%, 03/01/2041	1,495	1,857
6.350%, 03/15/2040	5,476	6,775
5.150%, 03/15/2042	5,495	5,916
4.450%, 04/01/2024	880	944
Discovery Communications LLC
4.950%, 05/15/2042	460	483
3.300%, 05/15/2022	215	216
Ford Motor
7.450%, 07/16/2031	3,159	4,303
7.400%, 11/01/2046	3,460	4,869
4.750%, 01/15/2043	2,110	2,208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grupo Televisa
6.625%, 01/15/2040	$20	$25
5.000%, 05/13/2045	3,950	4,065
Home Depot
4.875%, 02/15/2044	365	412
4.400%, 03/15/2045	5,025	5,290
3.750%, 02/15/2024	355	375
Hutchison Whampoa International 11
4.625%, 01/13/2022 (A)	1,720	1,871
Johnson Controls
5.700%, 03/01/2041	55	65
4.950%, 07/02/2064	4,615	4,764
4.625%, 07/02/2044	2,450	2,500
Lowe’s
7.110%, 05/15/2037	3,092	4,248
5.800%, 10/15/2036	1,090	1,356
5.125%, 11/15/2041	2,835	3,257
5.000%, 09/15/2043	1,050	1,191
Macy’s Retail Holdings
7.450%, 07/15/2017	40	47
McDonald’s MTN
4.875%, 07/15/2040	710	796
3.700%, 02/15/2042	805	763
NBCUniversal Media LLC
5.950%, 04/01/2041	3,250	4,083
4.450%, 01/15/2043	450	471
4.375%, 04/01/2021	65	72
2.875%, 01/15/2023	225	225
QVC
5.950%, 03/15/2043	2,250	2,419
5.450%, 08/15/2034 (A)	3,190	3,217
Target
6.650%, 08/01/2028	355	443
6.500%, 10/15/2037	891	1,181
4.000%, 07/01/2042	4,990	4,836
3.500%, 07/01/2024	1,595	1,629
TCI Communications
7.875%, 02/15/2026	970	1,353
Thomson Reuters
5.650%, 11/23/2043	1,540	1,758
4.500%, 05/23/2043	290	286
Time Warner
7.700%, 05/01/2032	3,772	5,325
7.625%, 04/15/2031	8,240	11,410
6.250%, 03/29/2041	1,566	1,916
6.200%, 03/15/2040	500	604
6.100%, 07/15/2040	1,130	1,360
5.375%, 10/15/2041	11,425	12,622
5.350%, 12/15/2043	3,825	4,226
Time Warner Cable
7.300%, 07/01/2038	1,420	1,972
6.750%, 06/15/2039	2,950	3,867
6.550%, 05/01/2037	4,295	5,503
5.875%, 11/15/2040	4,405	5,306
5.500%, 09/01/2041	8,110	9,387
4.500%, 09/15/2042	3,030	3,067
Time Warner Entertainment
8.375%, 07/15/2033	3,050	4,586
Viacom
5.850%, 09/01/2043	5,950	6,881
4.875%, 06/15/2043	190	192
4.375%, 03/15/2043	8,861	8,295

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walgreen
4.400%, 09/15/2042	$30	$29
Wal-Mart Stores
7.550%, 02/15/2030	1,100	1,595
6.500%, 08/15/2037	5,624	7,662
5.625%, 04/01/2040	5,750	7,165
5.625%, 04/15/2041	2,810	3,509
5.250%, 09/01/2035	800	954
5.000%, 10/25/2040	13,420	15,421
4.750%, 10/02/2043	4,315	4,798
4.300%, 04/22/2044	3,610	3,784
4.000%, 04/11/2043	2,150	2,132
Walt Disney MTN
4.125%, 12/01/2041	370	376
4.125%, 06/01/2044	2,940	2,992

		330,826

Consumer Staples — 4.7%
Ahold Finance USA
6.875%, 05/01/2029	935	1,199
Altria Group
10.200%, 02/06/2039	2,000	3,462
9.950%, 11/10/2038	1,093	1,857
5.375%, 01/31/2044	7,220	8,019
4.250%, 08/09/2042	420	397
2.850%, 08/09/2022	440	430
Anheuser-Busch
6.450%, 09/01/2037	2,300	3,109
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	5,600	6,112
4.000%, 01/17/2043	1,055	1,046
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,560	5,608
6.375%, 01/15/2040	210	281
3.750%, 07/15/2042	10,379	9,915
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	1,000	896
Bestfoods
7.250%, 12/15/2026	170	232
Bowdoin College
4.693%, 07/01/2112	4,864	4,745
California Institute of Technology
4.700%, 11/01/2111	1,000	1,040
Cargill
4.100%, 11/01/2042 (A)	690	688
Coca-Cola Femsa
5.250%, 11/26/2043	2,950	3,372
ConAgra Foods
8.250%, 09/15/2030	860	1,235
7.000%, 10/01/2028	295	384
6.625%, 08/15/2039	2,600	3,290
4.650%, 01/25/2043	2,460	2,484
Diageo Capital
5.875%, 09/30/2036	485	608
3.875%, 04/29/2043	5,130	4,946
Diageo Investment
4.250%, 05/11/2042	1,425	1,446
General Mills
5.400%, 06/15/2040	505	589
4.150%, 02/15/2043	1,855	1,857

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grupo Bimbo
4.875%, 06/27/2044 (A)	$1,160	$1,180
Heineken
4.000%, 10/01/2042 (A)	1,420	1,356
Kimberly-Clark
5.300%, 03/01/2041	555	672
Kraft Foods Group
5.000%, 06/04/2042	4,750	5,165
Land O’ Lakes
6.000%, 11/15/2022 (A)	880	953
Lorillard Tobacco
8.125%, 05/01/2040	60	83
6.875%, 05/01/2020	1,445	1,715
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,160	4,163
4.678%, 07/01/2114	3,280	3,637
Mondelez International
6.500%, 02/09/2040	1,307	1,715
4.000%, 02/01/2024	10,720	11,270
Northwestern University
4.643%, 12/01/2044	1,200	1,331
Pepsi Bottling Group
7.000%, 03/01/2029	1,175	1,593
PepsiCo
4.875%, 11/01/2040	1,130	1,262
4.000%, 03/05/2042	3,420	3,371
3.600%, 08/13/2042	2,070	1,909
3.000%, 08/25/2021	16	17
Pernod Ricard
5.500%, 01/15/2042 (A)	1,175	1,353
Philip Morris International
6.375%, 05/16/2038	420	544
4.875%, 11/15/2043	765	839
4.500%, 03/20/2042	7,205	7,474
4.125%, 03/04/2043	5,830	5,712
3.875%, 08/21/2042	1,780	1,683
Reckitt Benckiser Treasury Services
3.625%, 09/21/2023 (A)	460	476
Reynolds American
6.150%, 09/15/2043	20	23
4.750%, 11/01/2042	25	25
3.250%, 11/01/2022	1,120	1,097
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,045	8,953
Tufts University
5.017%, 04/15/2112	3,212	3,414
Unilever Capital
5.900%, 11/15/2032	1,325	1,761
University of Chicago
4.411%, 10/01/2044	715	741

		144,734

Energy — 12.5%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	581	671
Anadarko Finance
7.500%, 05/01/2031	5,545	7,696
Anadarko Petroleum
6.950%, 06/15/2019	190	230
6.450%, 09/15/2036	7,795	9,998
4.559%, 10/10/2036 (D)	13,000	5,233
Apache
6.900%, 09/15/2018	10	12

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.100%, 09/01/2040	$4,065	$4,484
4.750%, 04/15/2043	3,695	3,922
4.250%, 01/15/2044	9,735	9,657
Baker Hughes
5.125%, 09/15/2040	65	75
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	6,221
BP Capital Markets
3.994%, 09/26/2023	1,950	2,069
3.245%, 05/06/2022	633	646
2.750%, 05/10/2023	1,875	1,823
Buckeye Partners
5.850%, 11/15/2043	70	80
Cameron International
7.000%, 07/15/2038	40	53
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,547
6.450%, 06/30/2033	155	198
6.250%, 03/15/2038	1,375	1,736
Canadian Oil Sands
6.000%, 04/01/2042 (A)	985	1,175
Cenovus Energy
6.750%, 11/15/2039	1,395	1,853
5.700%, 10/15/2019	180	208
5.200%, 09/15/2043	1,725	1,941
4.450%, 09/15/2042	700	711
CNOOC Finance
3.000%, 05/09/2023	1,130	1,074
Conoco Funding
7.250%, 10/15/2031	2,030	2,944
6.950%, 04/15/2029	2,950	4,072
ConocoPhillips
6.500%, 02/01/2039	8,688	11,789
5.900%, 05/15/2038	2,400	3,077
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,325
Continental Resources
4.900%, 06/01/2044	1,420	1,500
3.800%, 06/01/2024 (A)	1,530	1,562
DCP Midstream Operating
5.600%, 04/01/2044	1,460	1,655
Devon Energy
7.950%, 04/15/2032	2,075	2,998
6.300%, 01/15/2019	50	59
5.600%, 07/15/2041	2,620	3,074
4.750%, 05/15/2042	1,940	2,054
Devon Financing
7.875%, 09/30/2031	145	207
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	4,542
4.875%, 11/01/2043	2,005	2,051
El Paso Natural Gas
8.375%, 06/15/2032	1,540	2,107
7.500%, 11/15/2026	645	840
El Paso Pipeline Partners Operating LLC
4.700%, 11/01/2042	1,355	1,275
Enbridge
4.500%, 06/10/2044	3,917	3,912
Encana
6.625%, 08/15/2037	705	909
5.150%, 11/15/2041	2,525	2,799

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy Transfer Partners
8.250%, 11/15/2029	$750	$1,071
6.050%, 06/01/2041	2,720	3,103
5.950%, 10/01/2043	7,255	8,173
5.150%, 02/01/2043	6,330	6,413
Eni
5.700%, 10/01/2040 (A)	2,120	2,427
EnLink Midstream Partners
5.600%, 04/01/2044	1,000	1,134
Enterprise Products Operating LLC
6.650%, 10/15/2034	3,000	3,961
5.950%, 02/01/2041	1,085	1,325
5.750%, 03/01/2035	185	218
5.700%, 02/15/2042	7,900	9,416
5.100%, 02/15/2045	2,715	2,992
4.850%, 08/15/2042	2,000	2,122
4.850%, 03/15/2044	310	329
4.450%, 02/15/2043	2,715	2,703
Gulf South Pipeline
4.000%, 06/15/2022	5,360	5,460
Halliburton
7.450%, 09/15/2039	145	214
Hess
5.600%, 02/15/2041	2,350	2,785
Husky Energy
6.800%, 09/15/2037	1,145	1,535
Kinder Morgan Energy Partners
6.950%, 01/15/2038	1,700	2,087
6.375%, 03/01/2041	4,200	4,907
5.625%, 09/01/2041	1,425	1,521
5.500%, 03/01/2044	6,945	7,322
5.000%, 08/15/2042	2,770	2,730
LASMO
7.300%, 11/15/2027	2,705	3,665
Marathon Oil
6.600%, 10/01/2037	2,365	3,107
2.800%, 11/01/2022	1,225	1,198
Marathon Petroleum
6.500%, 03/01/2041	4,868	6,124
Motiva Enterprises
6.850%, 01/15/2040 (A)	5,440	7,391
Nexen Energy ULC
7.500%, 07/30/2039	2,450	3,460
Noble Energy
5.250%, 11/15/2043	5,360	5,992
4.150%, 12/15/2021	855	919
Noble Holding International
3.950%, 03/15/2022	11	11
ONEOK Partners
6.850%, 10/15/2037	135	174
6.125%, 02/01/2041	80	95
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,227
Petrobras Global Finance
5.625%, 05/20/2043	2,780	2,696
4.375%, 05/20/2023	315	311
Petrobras International Finance
6.750%, 01/27/2041	390	435
5.750%, 01/20/2020	610	658

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petro-Canada
6.800%, 05/15/2038	$1,745	$2,342
Petroleos Mexicanos
6.375%, 01/23/2045 (A)	2,250	2,722
5.500%, 06/27/2044	505	548
Phillips 66
5.875%, 05/01/2042	4,662	5,731
Plains All American Pipeline
5.150%, 06/01/2042	450	491
3.850%, 10/15/2023	7,263	7,509
Pride International
7.875%, 08/15/2040	4,230	6,233
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,000	2,276
Schlumberger Investment
3.650%, 12/01/2023	5,345	5,630
Shell International Finance
6.375%, 12/15/2038	5,256	7,135
5.500%, 03/25/2040	2,500	3,084
4.550%, 08/12/2043	2,950	3,249
3.400%, 08/12/2023	1,250	1,291
Southern Natural Gas
8.000%, 03/01/2032	220	292
7.350%, 02/15/2031	2,960	3,711
Spectra Energy Capital
6.750%, 02/15/2032	800	958
3.300%, 03/15/2023	2,625	2,533
Statoil
6.500%, 12/01/2028 (A)	2,405	3,150
5.250%, 04/15/2019	50	57
4.800%, 11/08/2043	1,534	1,730
3.950%, 05/15/2043	3,375	3,330
3.700%, 03/01/2024	450	476
2.450%, 01/17/2023	1,825	1,776
Suncor Energy
7.150%, 02/01/2032	635	880
6.850%, 06/01/2039	935	1,268
6.500%, 06/15/2038	4,090	5,314
5.950%, 12/01/2034	1,385	1,684
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	2,124	2,131
Talisman Energy
6.250%, 02/01/2038	2,310	2,721
5.500%, 05/15/2042	2,335	2,581
Tennessee Gas Pipeline
8.375%, 06/15/2032	3,375	4,643
7.000%, 10/15/2028	7,555	9,710
Texas Eastern Transmission
7.000%, 07/15/2032	985	1,310
2.800%, 10/15/2022 (A)	2,050	1,960
Total Capital International
3.700%, 01/15/2024	2,855	3,009
2.700%, 01/25/2023	885	868
TransCanada Pipelines
7.625%, 01/15/2039	2,270	3,345
7.250%, 08/15/2038	1,490	2,115
6.100%, 06/01/2040	3,435	4,355
4.625%, 03/01/2034	9,763	10,572
Transcontinental Gas PipeLine
7.250%, 12/01/2026	900	1,167
5.400%, 08/15/2041	1,480	1,702

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.450%, 08/01/2042	$3,345	$3,304
Transocean
7.350%, 12/15/2041	3,405	4,082
Valero Energy
10.500%, 03/15/2039	4,144	7,023
Weatherford International LLC
9.875%, 03/01/2039	1,265	2,002
6.800%, 06/15/2037	45	56
Williams
5.750%, 06/24/2044	4,885	4,935
Williams Partners
6.300%, 04/15/2040	50	60
5.800%, 11/15/2043	1,300	1,485
5.400%, 03/04/2044	1,600	1,754
4.000%, 11/15/2021	375	394

		384,159

Financials — 22.3%
ACE INA Holdings
6.700%, 05/15/2036	3,382	4,597
Aflac
6.900%, 12/17/2039	4,280	5,823
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,950	6,764
Alexandria Real Estate Equities ‡
4.600%, 04/01/2022	1,075	1,145
3.900%, 06/15/2023	400	402
American Express
4.050%, 12/03/2042	2,403	2,364
American International Group
4.875%, 06/01/2022	360	404
4.500%, 07/16/2044	1,025	1,056
American Tower Trust I ‡
3.070%, 03/15/2023 (A)	1,725	1,713
Aon
3.500%, 06/14/2024	1,350	1,353
ARC Properties Operating Partnership ‡
4.600%, 02/06/2024 (A)	1,550	1,596
Arch Capital Group US
5.144%, 11/01/2043	2,915	3,234
Assurant
6.750%, 02/15/2034	2,645	3,225
Bank of America
7.750%, 05/14/2038	1,275	1,786
6.500%, 07/15/2018	265	307
6.110%, 01/29/2037	3,650	4,331
6.000%, 10/15/2036	9,060	11,262
5.875%, 02/07/2042	2,200	2,699
5.000%, 05/13/2021	4,620	5,166
5.000%, 01/21/2044	6,570	7,138
4.875%, 04/01/2044	2,420	2,589
4.200%, 08/26/2024	4,440	4,507
4.100%, 07/24/2023	5,840	6,099
3.300%, 01/11/2023	1,370	1,359
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	56
Bank One Capital III
8.750%, 09/01/2030	320	444
Berkshire Hathaway
4.500%, 02/11/2043	6,734	7,093

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.400%, 01/31/2022	$56	$59
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,583
4.400%, 05/15/2042	2,250	2,335
4.300%, 05/15/2043	2,255	2,308
2.450%, 12/15/2015	13	13
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,839	6,158
5.000%, 06/15/2044 (A)	1,910	2,053
Boston Properties ‡
4.125%, 05/15/2021	1,000	1,074
3.850%, 02/01/2023	2,700	2,810
3.800%, 02/01/2024	375	385
BPCE
5.150%, 07/21/2024 (A)	3,935	4,204
Camden Property Trust ‡
4.625%, 06/15/2021	1,250	1,370
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	8,033	9,313
CBL & Associates ‡
5.250%, 12/01/2023	1,200	1,308
CDP Financial
5.600%, 11/25/2039 (A)	6,945	8,951
Chase Capital VI
0.865%, 08/01/2028 (B)	1,695	1,494
Chubb
6.500%, 05/15/2038	1,110	1,533
Cincinnati Financial
6.125%, 11/01/2034	3,553	4,271
Citigroup
8.125%, 07/15/2039	1,162	1,783
6.875%, 03/05/2038	1,810	2,453
6.875%, 02/15/2098	2,545	3,340
6.675%, 09/13/2043	4,706	5,985
6.125%, 08/25/2036	6,885	8,065
5.875%, 02/22/2033	1,197	1,365
5.875%, 05/29/2037	2,357	2,823
5.500%, 09/13/2025	950	1,064
5.300%, 05/06/2044	930	997
4.500%, 01/14/2022	390	426
3.875%, 10/25/2023	5,935	6,152
Citigroup Capital III
7.625%, 12/01/2036	895	1,123
CME Group
5.300%, 09/15/2043	2,863	3,358
CNA Financial
5.875%, 08/15/2020	25	29
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	2,000	2,650
5.800%, 09/30/2110 (A)	5,720	6,669
5.750%, 12/01/2043	3,860	4,571
5.250%, 05/24/2041	115	134
4.500%, 01/11/2021	35	39
3.875%, 02/08/2022	55	59
Crown Castle Towers
6.113%, 01/15/2020 (A)	1,682	1,967
DaimlerChrysler
8.500%, 01/18/2031	150	231

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Bank
3.700%, 05/30/2024	$1,575	$1,592
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	25
Devon OEI Operating
7.500%, 09/15/2027	735	1,002
Discover Bank
8.700%, 11/18/2019	474	597
Discover Financial Services
3.850%, 11/21/2022	686	702
ERP Operating ‡
4.625%, 12/15/2021	55	61
Essex Portfolio ‡
3.875%, 05/01/2024 (A)	750	767
3.250%, 05/01/2023	4,365	4,308
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,042
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	5,580	6,381
Ford Holdings
9.300%, 03/01/2030	2,255	3,394
Ford Motor Credit LLC
4.375%, 08/06/2023	550	588
General Electric Capital MTN
6.875%, 01/10/2039	9,176	12,706
6.750%, 03/15/2032	14,520	19,543
6.150%, 08/07/2037	280	357
5.875%, 01/14/2038	20,514	25,497
3.150%, 09/07/2022	2,305	2,337
Goldman Sachs Group
6.750%, 10/01/2037	14,210	17,528
6.250%, 02/01/2041	6,564	8,224
6.125%, 02/15/2033	17,080	21,026
5.950%, 01/15/2027	2,490	2,882
5.750%, 10/01/2016	345	377
5.375%, 03/15/2020	175	198
5.250%, 07/27/2021	398	449
4.800%, 07/08/2044	8,845	9,194
4.000%, 03/03/2024	3,620	3,739
3.850%, 07/08/2024	660	671
3.700%, 08/01/2015	55	57
3.625%, 01/22/2023	215	218
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	745	1,040
4.875%, 06/19/2064 (A)	6,995	7,124
Hartford Financial Services Group
6.625%, 03/30/2040	1,794	2,392
6.100%, 10/01/2041	1,800	2,296
5.950%, 10/15/2036	1,685	2,087
HBOS
6.000%, 11/01/2033 (A)	2,429	2,795
HCP ‡
5.375%, 02/01/2021	1,000	1,135
4.250%, 11/15/2023	13,090	13,599
3.875%, 08/15/2024	1,000	1,009
3.150%, 08/01/2022	640	626
Health Care ‡
6.500%, 03/15/2041	80	103
5.250%, 01/15/2022	180	202
5.125%, 03/15/2043	1,750	1,898

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 03/15/2023	$5,704	$5,739
Healthcare Realty Trust ‡
5.750%, 01/15/2021	765	865
Healthcare Trust of America Holdings ‡
3.700%, 04/15/2023	4,120	4,085
Highmark
6.125%, 05/15/2041 (A)	1,025	1,045
4.750%, 05/15/2021 (A)	1,330	1,349
HSBC Bank
7.650%, 05/01/2025	1,155	1,514
4.750%, 01/19/2021 (A)	150	168
HSBC Bank USA
7.000%, 01/15/2039	4,270	6,010
5.875%, 11/01/2034	4,821	5,967
5.625%, 08/15/2035	3,965	4,748
HSBC Holdings
6.800%, 06/01/2038	2,240	2,936
6.500%, 09/15/2037	5,625	7,107
6.100%, 01/14/2042	965	1,254
5.250%, 03/14/2044	5,815	6,404
4.000%, 03/30/2022	275	295
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,721
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	3,275	3,306
Invesco Finance
5.375%, 11/30/2043	70	82
JPMorgan Chase
6.400%, 05/15/2038	6,803	8,818
5.600%, 07/15/2041	4,675	5,622
5.400%, 01/06/2042	7,345	8,567
5.000%, 12/29/2049 (B)	1,215	1,205
4.850%, 02/01/2044	3,080	3,368
4.250%, 10/15/2020	300	325
3.875%, 02/01/2024	235	245
3.200%, 01/25/2023	200	199
JPMorgan Chase Capital XXI
1.189%, 02/02/2037 (B)	650	562
JPMorgan Chase Capital XXIII
1.234%, 05/15/2047 (B)	2,000	1,649
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	8,622	9,647
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,029	3,216
Liberty Mutual Group
6.500%, 03/15/2035 (A)	190	239
6.500%, 05/01/2042 (A)	9,632	11,955
Liberty Property ‡
4.750%, 10/01/2020	200	217
Lincoln National
6.300%, 10/09/2037	100	129
6.150%, 04/07/2036	45	56
Loews
4.125%, 05/15/2043	30	29
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	1,250	1,452
5.000%, 02/22/2017 (A)	65	71
Macquarie Group
6.250%, 01/14/2021 (A)	40	46
6.000%, 01/14/2020 (A)	100	113
Marsh & McLennan
3.500%, 06/03/2024	1,510	1,531

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	$2,010	$3,239
MetLife
10.750%, 08/01/2039	1,040	1,685
6.500%, 12/15/2032	350	461
6.400%, 12/15/2036	3,650	4,115
6.375%, 06/15/2034	110	144
5.875%, 02/06/2041	3,820	4,822
5.700%, 06/15/2035	955	1,163
4.875%, 11/13/2043	4,980	5,495
4.368%, 09/15/2023	1,265	1,378
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	500	639
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (A)	2,100	2,107
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,671
Moody’s
5.250%, 07/15/2044	5,964	6,360
Morgan Stanley
7.250%, 04/01/2032	3,734	5,089
6.375%, 07/24/2042	4,590	5,974
6.250%, 08/09/2026	90	111
5.375%, 10/15/2015	480	505
3.875%, 04/29/2024	6,590	6,763
Mutual of Omaha Insurance
4.297%, 07/15/2054 (A) (B)	1,300	1,321
National City
4.900%, 01/15/2015	50	51
Nationwide Health Properties MTN ‡
6.900%, 10/01/2037	1,600	2,031
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	890	1,406
8.250%, 12/01/2031 (A)	500	695
7.875%, 04/01/2033 (A)	527	721
4.950%, 04/22/2044 (A)	5,505	5,719
New York Life Global Funding
2.450%, 07/14/2016 (A)	50	52
New York Life Insurance
6.750%, 11/15/2039 (A)	6,880	9,381
Nordea Bank
4.250%, 09/21/2022 (A)	55	57
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,601
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,000	1,575
PNC Bank
3.800%, 07/25/2023	450	469
PNC Funding
6.700%, 06/10/2019	100	120
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,082
Principal Financial Group
4.625%, 09/15/2042	6,490	6,856
Prudential Financial MTN
6.625%, 06/21/2040	625	830
5.750%, 07/15/2033	360	432
5.700%, 12/14/2036	6,599	7,890

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.400%, 06/13/2035	$2,825	$3,245
Prudential Holdings
8.695%, 12/18/2023 (A)	718	915
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,365
Raymond James Financial
5.625%, 04/01/2024	1,950	2,211
Realty Income ‡
4.650%, 08/01/2023	2,450	2,652
3.250%, 10/15/2022	3,251	3,243
Rio Oil Finance Trust
6.250%, 07/06/2024 (A)	1,070	1,140
Royal Bank of Scotland Group
6.100%, 06/10/2023	610	666
5.125%, 05/28/2024	1,470	1,499
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	126
Simon Property Group ‡
6.750%, 02/01/2040	4,385	6,054
4.750%, 03/15/2042	3,785	4,149
4.375%, 03/01/2021	40	44
SL Green Realty ‡
7.750%, 03/15/2020	60	72
5.000%, 08/15/2018	3,000	3,244
Standard Chartered
5.700%, 03/26/2044 (A)	900	993
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	2,581	2,590
Synchrony Financial
4.250%, 08/15/2024	1,145	1,172
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,540	6,117
Travelers
6.250%, 06/15/2037	125	163
5.350%, 11/01/2040	1,565	1,869
Trinity Acquisition
6.125%, 08/15/2043	50	57
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	940	1,359
Ventas Realty ‡
5.700%, 09/30/2043	3,910	4,605
4.750%, 06/01/2021	1,000	1,102
Wachovia
7.574%, 08/01/2026 (C)	2,375	3,126
5.750%, 06/15/2017	150	168
Wells Fargo MTN
5.606%, 01/15/2044	7,693	9,032
5.375%, 11/02/2043	3,105	3,534
4.600%, 04/01/2021	40	45
4.100%, 06/03/2026	4,280	4,378
3.500%, 03/08/2022	235	245
Wells Fargo Bank
6.600%, 01/15/2038	5,045	6,978
5.950%, 08/26/2036	1,100	1,401
5.850%, 02/01/2037	3,165	3,994
Weyerhaeuser ‡
7.375%, 03/15/2032	410	566

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WP Carey
4.600%, 04/01/2024	$4,135	$4,319
XLIT
5.250%, 12/15/2043	4,570	5,147
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (B)	1,090	1,172
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	2,475	2,654

		688,086

Health Care — 7.1%
AbbVie
4.400%, 11/06/2042	12,915	12,991
Actavis Funding SCS
4.850%, 06/15/2044 (A)	6,385	6,569
3.850%, 06/15/2024 (A)	860	870
Aetna
4.750%, 03/15/2044	2,280	2,450
4.500%, 05/15/2042	1,750	1,792
Amgen
6.900%, 06/01/2038	1,575	2,139
5.750%, 03/15/2040	1,455	1,742
5.650%, 06/15/2042	2,025	2,404
5.150%, 11/15/2041	5,680	6,285
3.625%, 05/15/2022	190	198
3.625%, 05/22/2024	1,060	1,078
Ascension Health
4.847%, 11/15/2053	895	1,020
AstraZeneca
6.450%, 09/15/2037	4,725	6,261
4.000%, 09/18/2042	760	738
Baxter International
4.500%, 06/15/2043	65	70
3.200%, 06/15/2023	490	492
Bristol-Myers Squibb
6.125%, 05/01/2038	1,675	2,165
Cardinal Health
4.600%, 03/15/2043	2,183	2,283
Catholic Health Initiatives
4.350%, 11/01/2042	3,250	3,229
Celgene
5.700%, 10/15/2040	5,142	6,050
5.250%, 08/15/2043	670	752
4.625%, 05/15/2044	6,305	6,496
3.625%, 05/15/2024	500	510
Cigna
5.875%, 03/15/2041	65	81
City of Hope
5.623%, 11/15/2043	850	966
Covidien International Finance
2.950%, 06/15/2023	810	797
Eli Lilly
7.125%, 06/01/2025	410	547
4.650%, 06/15/2044	2,285	2,477
Express Scripts Holding
6.125%, 11/15/2041	1,995	2,512
3.500%, 06/15/2024	465	467
Forest Laboratories
4.875%, 02/15/2021 (A)	1,270	1,396
Gilead Sciences
4.800%, 04/01/2044	9,398	10,342

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GlaxoSmithKline Capital
6.375%, 05/15/2038	$2,375	$3,133
4.200%, 03/18/2043	1,015	1,031
Hartford HealthCare
5.746%, 04/01/2044	2,480	2,852
Hospira
5.800%, 08/12/2023	1,860	2,103
Howard Hughes Medical Institute
3.500%, 09/01/2023	1,250	1,299
Humana
8.150%, 06/15/2038	1,770	2,596
4.625%, 12/01/2042	55	56
Johnson & Johnson
5.950%, 08/15/2037	1,130	1,509
4.375%, 12/05/2033	1,300	1,450
McKesson
4.883%, 03/15/2044	4,930	5,311
Mead Johnson Nutrition
5.900%, 11/01/2039	620	757
4.600%, 06/01/2044	560	580
Medtronic
4.625%, 03/15/2044	5,499	5,920
4.000%, 04/01/2043	7,100	6,971
3.625%, 03/15/2024	1,200	1,247
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,143
Merck
6.550%, 09/15/2037	1,460	2,002
6.500%, 12/01/2033	935	1,274
4.150%, 05/18/2043	3,050	3,113
3.600%, 09/15/2042	1,820	1,694
2.800%, 05/18/2023	230	228
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	710	903
5.760%, 05/03/2037	1,276	1,636
Mylan
5.400%, 11/29/2043	3,650	4,015
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	630	788
4.800%, 11/01/2042	2,400	2,444
Novartis Capital
4.400%, 05/06/2044	5,585	6,024
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,608
Perrigo
5.300%, 11/15/2043 (A)	3,880	4,296
Pfizer
7.200%, 03/15/2039	1,425	2,054
4.400%, 05/15/2044	1,400	1,465
4.300%, 06/15/2043	2,060	2,119
Providence Health & Services Obligated Group
4.379%, 10/01/2023	2,400	2,622
Roche Holdings
7.000%, 03/01/2039 (A)	6,100	8,736
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,600
St. Barnabas
4.000%, 07/01/2028	2,240	2,050
Stryker
4.375%, 05/15/2044	1,220	1,229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.100%, 04/01/2043	$785	$762
3.375%, 05/15/2024	2,670	2,699
Sutter Health
2.286%, 08/15/2053	2,000	1,936
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	3,280	3,178
Thermo Fisher Scientific
4.150%, 02/01/2024	1,600	1,690
3.150%, 01/15/2023	1,740	1,729
UnitedHealth Group
6.875%, 02/15/2038	1,411	1,968
6.625%, 11/15/2037	2,530	3,421
6.500%, 06/15/2037	455	612
5.950%, 02/15/2041	95	121
5.800%, 03/15/2036	325	407
5.700%, 10/15/2040	1,055	1,304
4.375%, 03/15/2042	30	31
3.950%, 10/15/2042	3,950	3,808
Watson Pharmaceuticals
4.625%, 10/01/2042	25	25
WellPoint
4.850%, 08/15/2054	1,870	1,870
4.650%, 01/15/2043	2,780	2,865
4.650%, 08/15/2044	2,970	3,069
4.625%, 05/15/2042	45	46
3.500%, 08/15/2024	2,200	2,206
2.375%, 02/15/2017	20	21
Wyeth
5.950%, 04/01/2037	4,425	5,549
Zoetis
4.700%, 02/01/2043	25	26

		218,370

Industrials — 6.2%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,840	1,981
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	527	535
Airbus Group Finance BV
2.700%, 04/17/2023 (A)	1,565	1,523
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,817	1,961
BAE Systems
5.800%, 10/11/2041 (A)	740	907
BAE Systems Finance
7.500%, 07/01/2027 (A)	4,122	5,626
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	16
Boeing
6.875%, 03/15/2039	640	930
6.625%, 02/15/2038	850	1,181
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	1,333	1,843
6.150%, 05/01/2037	5,280	6,750
5.150%, 09/01/2043	3,460	3,874
4.900%, 04/01/2044	11,280	12,283
4.550%, 09/01/2044	600	623
4.450%, 03/15/2043	1,250	1,281
4.400%, 03/15/2042	7,040	7,143

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian National Railway
6.200%, 06/01/2036	$2,665	$3,503
4.500%, 11/07/2043	3,800	4,106
Caterpillar
5.200%, 05/27/2041	640	748
4.750%, 05/15/2064	3,720	4,010
3.803%, 08/15/2042	1,480	1,424
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,023	2,255
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,092	2,165
CSX
4.750%, 05/30/2042	4,080	4,388
4.500%, 08/01/2054	900	908
Cummins
4.875%, 10/01/2043	1,285	1,455
Deere
3.900%, 06/09/2042	1,970	1,948
Eaton
4.150%, 11/02/2042	1,420	1,407
4.000%, 11/02/2032	5,500	5,594
Federal Express
7.600%, 07/01/2097	1,403	1,996
FedEx
4.900%, 01/15/2034	1,980	2,185
4.100%, 04/15/2043	790	757
3.875%, 08/01/2042	4,341	4,072
General Dynamics
3.600%, 11/15/2042	3,145	2,973
General Electric
4.500%, 03/11/2044	4,940	5,376
4.125%, 10/09/2042	3,065	3,141
2.700%, 10/09/2022	1,010	997
Honeywell International
5.700%, 03/15/2037	300	376
5.375%, 03/01/2041	385	470
Illinois Tool Works
3.900%, 09/01/2042	115	112
John Deere Capital MTN
3.350%, 06/12/2024	1,055	1,074
Koninklijke Philips
6.875%, 03/11/2038	80	108
Lockheed Martin
4.850%, 09/15/2041	1,885	2,089
4.070%, 12/15/2042	3,000	2,976
Norfolk Southern
6.000%, 03/15/2105	2,045	2,575
6.000%, 05/23/2111	4,330	5,370
4.800%, 08/15/2043	3,025	3,320
3.000%, 04/01/2022	1,380	1,387
Northrop Grumman
4.750%, 06/01/2043	3,640	3,910
3.250%, 08/01/2023	6,865	6,878
Pitney Bowes
6.250%, 03/15/2019	15	17
Raytheon
7.200%, 08/15/2027	400	539
4.700%, 12/15/2041	560	613

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Republic Services
6.200%, 03/01/2040	$30	$38
5.700%, 05/15/2041	2,100	2,526
3.550%, 06/01/2022	1,620	1,692
Rockwell Collins
3.700%, 12/15/2023	820	859
Stanley Black & Decker
5.200%, 09/01/2040	50	57
2.900%, 11/01/2022	1,430	1,419
Sydney Airport Finance
3.900%, 03/22/2023 (A)	2,500	2,587
Union Pacific
4.850%, 06/15/2044	640	719
4.821%, 02/01/2044	6,118	6,835
4.750%, 12/15/2043	4,415	4,856
4.150%, 01/15/2045	1,100	1,108
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	2,724	2,741
United Parcel Service
6.200%, 01/15/2038	690	915
United Technologies
5.700%, 04/15/2040	6,620	8,255
4.500%, 06/01/2042	13,285	14,303
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,318	2,619
Waste Management
7.750%, 05/15/2032	200	290
7.375%, 03/11/2019	25	30
7.100%, 08/01/2026	130	173
6.125%, 11/30/2039	1,215	1,566
4.600%, 03/01/2021	1,645	1,835

		191,102

Information Technology — 2.9%
Apple
4.450%, 05/06/2044	3,500	3,691
3.850%, 05/04/2043	10,175	9,735
Applied Materials
5.850%, 06/15/2041	90	110
Broadcom MTN
4.500%, 08/01/2034	1,640	1,705
Cisco Systems
5.900%, 02/15/2039	4,439	5,543
5.500%, 01/15/2040	1,585	1,897
Corning
5.750%, 08/15/2040	345	420
eBay
4.000%, 07/15/2042	2,520	2,307
Hewlett-Packard
6.000%, 09/15/2041	2,745	3,253
Intel
4.800%, 10/01/2041	7,815	8,465
4.000%, 12/15/2032	530	534
2.700%, 12/15/2022	1,895	1,862
International Business Machines
5.875%, 11/29/2032	300	381
4.000%, 06/20/2042	2,658	2,615
3.625%, 02/12/2024	3,070	3,184
3.375%, 08/01/2023	2,050	2,106
Intuit
5.750%, 03/15/2017	25	28

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Juniper Networks
5.950%, 03/15/2041	$3,870	$4,396
Microsoft
5.300%, 02/08/2041	515	614
4.875%, 12/15/2043	1,200	1,359
3.500%, 11/15/2042	670	613
Motorola Solutions
7.500%, 05/15/2025	1,480	1,904
5.500%, 09/01/2044	450	465
3.500%, 03/01/2023	1,035	1,011
Oracle
6.500%, 04/15/2038	5,067	6,702
4.500%, 07/08/2044	3,435	3,633
4.300%, 07/08/2034	10,090	10,539
Seagate HDD Cayman
4.750%, 06/01/2023	5,560	5,741
4.750%, 01/01/2025 (A)	3,210	3,274

		88,087

Materials — 3.5%
Air Products & Chemicals
3.350%, 07/31/2024	1,505	1,523
ArcelorMittal
7.250%, 03/01/2041	1,110	1,175
Barrick North America Finance LLC
7.500%, 09/15/2038	15	18
5.750%, 05/01/2043	11,565	12,474
5.700%, 05/30/2041	1,000	1,057
BHP Billiton Finance USA
5.000%, 09/30/2043	11,280	12,894
Braskem America Finance
7.125%, 07/22/2041 (A)	1,355	1,396
CF Industries
5.150%, 03/15/2034	1,155	1,259
4.950%, 06/01/2043	35	36
Dow Chemical
7.375%, 11/01/2029	1,020	1,387
5.250%, 11/15/2041	415	462
4.375%, 11/15/2042	4,030	3,970
E.I. du Pont de Nemours
2.800%, 02/15/2023	1,505	1,484
Ecolab
5.500%, 12/08/2041	20	23
Freeport-McMoRan
5.450%, 03/15/2043	5,278	5,703
Georgia-Pacific LLC
8.875%, 05/15/2031	2,145	3,278
7.250%, 06/01/2028	330	438
Glencore Finance Canada
6.000%, 11/15/2041 (A)	4,617	5,189
International Paper
8.700%, 06/15/2038	1,000	1,532
Kinross
5.950%, 03/15/2024 (A)	2,960	3,079
LYB International Finance
5.250%, 07/15/2043	1,525	1,717
4.875%, 03/15/2044	1,730	1,863
4.000%, 07/15/2023	185	196
Monsanto
4.700%, 07/15/2064	1,500	1,557
4.400%, 07/15/2044	1,075	1,117
4.200%, 07/15/2034	615	638

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mosaic
5.625%, 11/15/2043	$1,450	$1,674
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	1,155	1,334
Newcrest Finance
5.750%, 11/15/2041 (A)	4,867	4,445
Newmont Mining
6.250%, 10/01/2039	5,410	5,821
5.875%, 04/01/2035	100	105
4.875%, 03/15/2042	2,538	2,352
Nucor
6.400%, 12/01/2037	40	50
Plains Exploration & Production
6.875%, 02/15/2023	652	757
Praxair
3.550%, 11/07/2042	1,135	1,058
Rio Tinto Alcan
7.250%, 03/15/2031	1,500	2,003
Rio Tinto Finance USA
9.000%, 05/01/2019	150	195
5.200%, 11/02/2040	20	23
4.750%, 03/22/2042	120	128
4.125%, 08/21/2042	1,910	1,878
3.500%, 11/02/2020	20	21
Rohm & Haas
7.850%, 07/15/2029	6,220	8,724
Southern Copper
7.500%, 07/27/2035	790	966
6.750%, 04/16/2040	270	312
Teck Resources
6.000%, 08/15/2040	50	54
5.400%, 02/01/2043	4,425	4,484
5.200%, 03/01/2042	1,005	985
3.750%, 02/01/2023	195	192
Union Carbide
7.750%, 10/01/2096	25	33
Vale
5.625%, 09/11/2042	1,060	1,096
Vale Overseas
8.250%, 01/17/2034	600	793
6.875%, 11/21/2036	1,325	1,562
6.875%, 11/10/2039	55	66

		106,576

Telecommunication Services — 8.4%
Alltel
7.875%, 07/01/2032	1,135	1,639
6.800%, 05/01/2029	1,050	1,301
America Movil
6.375%, 03/01/2035	50	63
6.125%, 11/15/2037	50	61
6.125%, 03/30/2040	2,100	2,572
4.375%, 07/16/2042	4,640	4,525
AT&T
8.000%, 11/15/2031	2,625	3,933
6.500%, 09/01/2037	748	950
6.300%, 01/15/2038	8,960	11,189
5.600%, 05/15/2018	40	45
5.550%, 08/15/2041	5,355	6,129
5.350%, 09/01/2040	4,455	4,982
4.800%, 06/15/2044	6,165	6,448
4.350%, 06/15/2045	9,608	9,356
4.300%, 12/15/2042	8,525	8,289

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 02/15/2022	$20	$20
Bellsouth Capital Funding
7.875%, 02/15/2030	2,065	2,812
British Telecommunications
9.625%, 12/15/2030	4,640	7,490
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	390	394
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,966	4,761
8.750%, 06/15/2030	2,365	3,536
4.875%, 03/06/2042 (A)	2,845	3,026
GTE
8.750%, 11/01/2021	100	133
6.940%, 04/15/2028	1,310	1,629
Koninklijke
8.375%, 10/01/2030	1,600	2,299
Orange
9.000%, 03/01/2031	55	84
5.500%, 02/06/2044	4,290	4,910
5.375%, 01/13/2042	1,855	2,075
Qwest
7.250%, 09/15/2025	1,400	1,655
Rogers Communications
5.450%, 10/01/2043	5,200	5,861
5.000%, 03/15/2044	3,450	3,673
4.500%, 03/15/2043	2,232	2,204
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,321	6,893
Telecom Italia Capital
6.000%, 09/30/2034	620	620
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	6,823	7,162
Telefonica Emisiones SAU
7.045%, 06/20/2036	2,325	3,053
6.421%, 06/20/2016	75	82
6.221%, 07/03/2017	65	73
5.462%, 02/16/2021	72	82
Telefonica Europe
8.250%, 09/15/2030	1,405	1,957
Verizon Communications
7.750%, 12/01/2030	650	917
6.900%, 04/15/2038	40	53
6.550%, 09/15/2043	33,577	43,247
6.400%, 09/15/2033	12,322	15,553
6.350%, 04/01/2019	705	829
6.000%, 04/01/2041	2,500	3,000
5.850%, 09/15/2035	2,700	3,204
5.050%, 03/15/2034	2,010	2,194
5.012%, 08/21/2054 (A)	22,739	23,835
4.862%, 08/21/2046 (A)	16,617	17,337
4.750%, 11/01/2041	8,810	9,051
Vodafone Group
7.875%, 02/15/2030	890	1,258
6.150%, 02/27/2037	130	157
4.375%, 02/19/2043	7,215	7,028

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.950%, 02/19/2023	$2,775	$2,687

		258,346

Utilities — 12.6%
AGL Capital
6.375%, 07/15/2016	100	109
5.875%, 03/15/2041	900	1,133
4.400%, 06/01/2043	1,325	1,365
3.500%, 09/15/2021	68	71
Alabama Power
5.200%, 06/01/2041	155	185
5.125%, 02/15/2019	195	219
American Transmission Systems
5.250%, 01/15/2022 (A)	1,135	1,252
Appalachian Power
7.000%, 04/01/2038	600	829
6.700%, 08/15/2037	50	67
5.800%, 10/01/2035	125	153
4.600%, 03/30/2021	605	680
Arizona Public Service
8.750%, 03/01/2019	1,005	1,288
5.050%, 09/01/2041	50	58
4.500%, 04/01/2042	12	13
Baltimore Gas & Electric
6.350%, 10/01/2036	125	165
5.200%, 06/15/2033	1,620	1,858
Berkshire Hathaway Energy
6.500%, 09/15/2037	4,125	5,442
6.125%, 04/01/2036	7,815	9,964
5.950%, 05/15/2037	245	304
5.150%, 11/15/2043	2,000	2,329
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,391
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	4,203	4,774
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	5,712	6,186
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,342
4.500%, 01/15/2021	40	44
Commonwealth Edison
4.700%, 01/15/2044	1,195	1,344
Connecticut Light & Power
2.500%, 01/15/2023	1,200	1,164
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,614
6.200%, 06/15/2036	65	84
5.850%, 04/01/2018	180	206
5.700%, 06/15/2040	40	50
5.500%, 12/01/2039	75	90
4.450%, 03/15/2044	650	681
3.950%, 03/01/2043	3,030	2,940
Dominion Gas Holdings LLC
4.800%, 11/01/2043	995	1,090
Dominion Resources
5.950%, 06/15/2035	40	49
5.250%, 08/01/2033	5,765	6,625
4.900%, 08/01/2041	2,885	3,146
4.050%, 09/15/2042	1,000	966

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DTE Electric
3.950%, 06/15/2042	$80	$79
3.900%, 06/01/2021	30	33
DTE Energy
6.375%, 04/15/2033	120	153
3.500%, 06/01/2024	930	945
Duke Energy
3.950%, 10/15/2023	3,285	3,488
3.550%, 09/15/2021	17	18
3.050%, 08/15/2022	3,380	3,395
2.150%, 11/15/2016	25	26
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	145
6.100%, 06/01/2037	2,010	2,549
5.300%, 02/15/2040	5,760	6,935
4.000%, 09/30/2042	5,580	5,579
3.900%, 06/15/2021	50	55
Duke Energy Florida
6.400%, 06/15/2038	135	184
Duke Energy Indiana
6.350%, 08/15/2038	3,255	4,444
4.900%, 07/15/2043	1,330	1,527
Duke Energy Progress
4.375%, 03/30/2044	1,630	1,727
4.100%, 05/15/2042	750	762
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	3,039
El Paso Electric
3.300%, 12/15/2022	925	906
Electricite de France
6.000%, 01/22/2114 (A)	10,445	12,154
5.250%, 12/29/2049 (A) (B)	720	743
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,162
Enel Finance International
6.000%, 10/07/2039 (A)	680	795
Entergy Louisiana
4.440%, 01/15/2026	1,420	1,567
Exelon
5.625%, 06/15/2035	500	578
Exelon Generation LLC
6.250%, 10/01/2039	5,580	6,644
5.750%, 10/01/2041	5,465	6,183
5.600%, 06/15/2042	3,310	3,655
5.200%, 10/01/2019	100	112
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,885	2,980
FirstEnergy, Ser C
7.375%, 11/15/2031	2,558	3,107
Florida Power & Light
5.960%, 04/01/2039	2,390	3,168
5.690%, 03/01/2040	5,073	6,434
5.650%, 02/01/2037	1,000	1,267
4.050%, 06/01/2042	1,250	1,263
3.800%, 12/15/2042	2,215	2,166
Georgia Power
5.650%, 03/01/2037	105	127
5.400%, 06/01/2040	8,270	9,825
4.300%, 03/15/2042	9,975	10,255
4.300%, 03/15/2043	600	617

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	$750	$837
Indiana Michigan Power
6.050%, 03/15/2037	280	350
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	710	916
4.875%, 11/01/2041 (A)	1,290	1,459
4.650%, 06/01/2043 (A)	4,350	4,774
International Transmission
4.625%, 08/15/2043 (A)	1,000	1,125
ITC Holdings
5.300%, 07/01/2043	1,210	1,391
3.650%, 06/15/2024	1,930	1,950
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,126	3,454
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	3,275	3,433
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,164
Kentucky Utilities
5.125%, 11/01/2040	2,425	2,871
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,801	6,119
Laclede Group
4.700%, 08/15/2044	1,500	1,536
Louisville Gas & Electric
4.650%, 11/15/2043	3,150	3,496
MidAmerican Energy MTN
6.750%, 12/30/2031	475	652
5.800%, 10/15/2036	856	1,097
4.800%, 09/15/2043	500	559
Monongahela Power
5.400%, 12/15/2043 (A)	4,805	5,751
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	989
Nevada Power
6.650%, 04/01/2036	100	136
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	2,009
NiSource Finance
5.950%, 06/15/2041	220	262
5.800%, 02/01/2042	900	1,046
4.800%, 02/15/2044	3,855	3,939
Northeast Utilities
2.800%, 05/01/2023	1,335	1,302
Northern States Power
6.250%, 06/01/2036	1,176	1,591
6.200%, 07/01/2037	3,130	4,216
3.400%, 08/15/2042	645	589
2.600%, 05/15/2023	1,760	1,724
NSTAR Electric
4.400%, 03/01/2044	2,525	2,695
Oglethorpe Power
5.375%, 11/01/2040	1,745	2,029
5.250%, 09/01/2050	1,205	1,414
4.200%, 12/01/2042	4,000	4,054
Ohio Edison
8.250%, 10/15/2038	395	621
Oncor Electric Delivery
7.000%, 09/01/2022	175	225
6.800%, 09/01/2018	35	41

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.300%, 06/01/2042	$5,179	$6,244
5.250%, 09/30/2040	4,050	4,886
4.550%, 12/01/2041	4,260	4,698
4.100%, 06/01/2022	2,150	2,336
ONE Gas
4.658%, 02/01/2044 (A)	500	558
Pacific Gas & Electric
6.250%, 03/01/2039	4,340	5,678
6.050%, 03/01/2034	5,610	7,031
5.800%, 03/01/2037	1,205	1,474
4.600%, 06/15/2043	3,300	3,514
3.250%, 09/15/2021	18	19
PacifiCorp
6.250%, 10/15/2037	1,085	1,445
6.000%, 01/15/2039	1,920	2,508
4.100%, 02/01/2042	2,435	2,500
PECO Energy
4.800%, 10/15/2043	1,505	1,733
Pennsylvania Electric
6.150%, 10/01/2038	3,600	4,361
6.050%, 09/01/2017	50	56
Piedmont Natural Gas
4.650%, 08/01/2043	830	920
Pipeline Funding LLC
7.500%, 01/15/2030 (A)	3,725	4,754
Potomac Electric Power
4.950%, 11/15/2043	950	1,110
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,332
PPL Energy Supply
4.600%, 12/15/2021	100	97
Progress Energy
4.400%, 01/15/2021	25	28
PSEG Power LLC
8.625%, 04/15/2031	3,243	4,739
5.125%, 04/15/2020	50	56
4.300%, 11/15/2023	2,155	2,274
4.150%, 09/15/2021	127	136
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,745	1,750
3.750%, 03/15/2024	2,150	2,278
3.650%, 09/01/2042	1,770	1,675
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,643
4.300%, 03/15/2044	1,250	1,321
3.950%, 03/15/2043	5,440	5,498
Public Service of Oklahoma
4.400%, 02/01/2021	27	30
Puget Sound Energy
5.795%, 03/15/2040	130	165
San Diego Gas & Electric
6.000%, 06/01/2026	625	782
Saudi Electricity Global Sukuk 2
5.060%, 04/08/2043 (A)	2,160	2,184
Saudi Electricity Global Sukuk 3
5.500%, 04/08/2044 (A)	765	825
Sempra Energy
9.800%, 02/15/2019	50	66
6.000%, 10/15/2039	5,000	6,341

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South Carolina Electric & Gas
5.450%, 02/01/2041	$605	$735
Southern California Edison
6.000%, 01/15/2034	175	226
5.950%, 02/01/2038	510	656
5.500%, 03/15/2040	70	87
4.650%, 10/01/2043	12,905	14,379
4.050%, 03/15/2042	6,405	6,460
Southern California Gas
4.450%, 03/15/2044	1,400	1,509
3.750%, 09/15/2042	1,730	1,691
Southern Power
5.250%, 07/15/2043	1,235	1,408
Southwestern Electric Power
6.200%, 03/15/2040	3,369	4,406
Southwestern Public Service
8.750%, 12/01/2018	40	51
4.500%, 08/15/2041	1,965	2,160
Tampa Electric
4.350%, 05/15/2044	850	893
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,000	2,742
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,285
Union Electric
8.450%, 03/15/2039	2,930	4,935
Virginia Electric and Power
6.350%, 11/30/2037	630	853
4.650%, 08/15/2043	2,530	2,788
4.450%, 02/15/2044	1,970	2,114
Wisconsin Electric Power
4.250%, 06/01/2044	850	902
2.950%, 09/15/2021	3	3

		388,205

Total Corporate Obligations (Cost $2,644,308) ($ Thousands)		2,798,491

MUNICIPAL BONDS — 2.3%
Arizona, Health Facilities Authority, Ser B, RB Callable 01/01/17 @ 100
0.967%, 01/01/2037 (B)	800	707
City of Chicago, Build America Project, GO
6.257%, 01/01/2040	1,280	1,309
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	1,600	1,707
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,335	4,200
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,467
5.206%, 10/01/2031	750	871
Commonwealth of Massachusetts, GO, Callable 05/01/17 @ 100
0.731%, 05/01/2037 (B)	1,250	1,128
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	2,299	2,466

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	$3,280	$3,963
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	2,280	2,990
La Paz County, Industrial Development Auhority, RB
7.000%, 03/01/2034	1,535	1,506
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	683
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,164
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	2,040	2,496
Michigan State University, Build America Project, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	850	992
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	1,800	2,064
6.637%, 04/01/2057	4,770	6,105
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	550	816
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	998
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	5,725	7,006
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	1,795	2,040
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	284
4.458%, 10/01/2062	750	788
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,770	3,364
State of California, Build America Project, GO
7.500%, 04/01/2034	2,795	4,085
7.300%, 10/01/2039	800	1,157
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,742

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Illinois, Build America Project, GO
7.350%, 07/01/2035	$900	$1,053
7.100%, 07/01/2035	1,000	1,134
State of Illinois, GO
5.100%, 06/01/2033	450	447
State of Oregon, GO
5.892%, 06/01/2027	835	1,046
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,699
University of California, Build America Project, RB
5.770%, 05/15/2043	250	318
University of California, Ser AD, RB
4.858%, 05/15/2112	5,260	5,489
University of Texas, Build America Project, Ser B, RB Callable 08/15/19 @ 100
6.276%, 08/15/2041	60	69
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	530

Total Municipal Bonds (Cost $64,158) ($ Thousands)		70,883

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FNMA
3.000%, 10/18/2032	1,040	946
Tennessee Valley Authority
5.375%, 04/01/2056	4,650	5,853
3.500%, 12/15/2042	2,525	2,421

Total U.S. Government Agency Obligations (Cost $9,498) ($ Thousands)		9,220

SOVEREIGN DEBT — 0.2%
International Bank for Reconstruction & Development MTN
3.632%, 10/31/2030 (D)	2,605	1,416
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,425	3,085

Total Sovereign Debt (Cost $4,640) ($ Thousands)		4,501

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Security — 0.0%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	549	582

Total Asset-Backed Security (Cost $549) ($ Thousands)		582

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bills (D) (E)
0.028%, 11/06/2014	321	321

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

0.000%, 11/13/2014	$4	$4
U.S. Treasury Bonds
3.625%, 02/15/2044	18,545	20,527
3.375%, 05/15/2044	44,509	47,068
U.S. Treasury Notes (E)
2.500%, 05/15/2024	40	41
2.375%, 08/15/2024	16,480	16,524
1.625%, 07/31/2019	2,580	2,580
1.000%, 06/30/2019	2,895	2,811

Total U.S. Treasury Obligations (Cost $87,615) ($ Thousands)		89,876

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	68,535,738	68,536

Total Cash Equivalent (Cost $68,536) ($ Thousands)		68,536

Total Investments — 98.8% (Cost $2,879,304) ($ Thousands) ††		$3,042,089

The open futures contracts held by the Fund at August 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(416)	Dec-2014	$(183)
U.S. 10-Year Treasury Note	61	Dec-2014	9
U.S. 2-Year Treasury Note	(1,501)	Dec-2014	(146)
U.S. 5-Year Treasury Note	498	Dec-2014	177
U.S. 5-Year Treasury Note	(365)	Dec-2014	(52)
U.S. Long Treasury Bond	183	Dec-2014	178
U.S. Ultra Long Treasury Bond	590	Dec-2014	773

			$756

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,079,170 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $2,879,304 ($ Thousands), and the unrealized appreciation and depreciation were $178,081 ($ Thousands) and $(15,296) ($ Thousands), respectively.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Corporation

The following is a summary of the inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,798,491	$—	$2,798,491
Municipal Bonds	—	70,883	—	70,883
U.S. Government Agency Obligations	—	9,220	—	9,220
Sovereign Debt	—	4,501	—	4,501
Asset-Backed Security	—	582	—	582
U.S. Treasury Obligations	—	89,876	—	89,876
Cash Equivalent	68,536	—	—	68,536

Total Investments in Securities	$68,536	$2,973,553	$—	$3,042,089

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,137	$—	$—	$1,137
Unrealized Depreciation	(381)	—	—	(381)

Total Other Financial Instruments	$756	$—	$—	$756

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 35.8%

Consumer Discretionary — 1.1%
AutoZone
1.300%, 01/13/2017	$1,250	$1,253
Comcast
5.850%, 11/15/2015	350	372
CVS Caremark
1.200%, 12/05/2016	825	828
NBCUniversal Enterprise
0.919%, 04/15/2018 (A) (B)	1,400	1,414
0.771%, 04/15/2016 (A) (B)	765	767
Thomson Reuters
0.875%, 05/23/2016	1,250	1,249
Time Warner Cable
5.850%, 05/01/2017	950	1,061
TRW Automotive
7.250%, 03/15/2017 (B)	940	1,053
Whirlpool
1.350%, 03/01/2017	1,055	1,055

		9,052

Consumer Staples — 1.5%
Anheuser-Busch InBev Finance
4.125%, 01/15/2015	1,200	1,216
0.640%, 02/01/2019 (A)	1,500	1,501
BAT International Finance
1.400%, 06/05/2015 (B)	1,365	1,373
General Mills
0.534%, 01/29/2016 (A)	1,250	1,253
Heineken
0.800%, 10/01/2015 (B)	390	391
Kroger
0.763%, 10/17/2016 (A)	1,500	1,504
Mondelez International
0.760%, 02/01/2019 (A)	1,500	1,501
PepsiCo
0.425%, 07/30/2015 (A)	1,720	1,723
Philip Morris International
2.500%, 05/16/2016	750	774
President and Fellows of Harvard College
6.300%, 10/01/2037	600	654
Reynolds American
1.050%, 10/30/2015	310	310
SABMiller Holdings
0.930%, 08/01/2018 (A) (B)	750	756

		12,956

Energy — 2.2%
BP Capital Markets
0.743%, 05/10/2018 (A)	1,500	1,506
0.700%, 11/06/2015	1,190	1,192
CNOOC Nexen Finance
1.625%, 04/30/2017	1,100	1,098
Devon Energy
0.771%, 12/15/2016 (A)	1,450	1,459
Enbridge
0.684%, 06/02/2017 (A)	1,575	1,581
Hess
1.300%, 06/15/2017	810	809
Petrobras Global Finance
2.592%, 03/17/2017 (A)	2,200	2,228
1.852%, 05/20/2016 (A)	2,800	2,801

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Schlumberger Norge
1.250%, 08/01/2017 (B)	$205	$205
Shell International Finance
0.444%, 11/15/2016 (A)	2,170	2,178
Statoil
0.694%, 11/08/2018 (A)	1,150	1,157
Total Capital Canada
0.614%, 01/15/2016 (A)	1,380	1,386
TransCanada PipeLines
0.750%, 01/15/2016	1,175	1,177

		18,777

Financials — 22.8%
Abbey National Treasury Services
0.740%, 03/13/2017 (A)	3,635	3,640
ABN AMRO Bank
1.035%, 10/28/2016 (A) (B)	850	858
0.640%, 06/06/2016 (A) (B)	1,950	1,947
American Express Centurion Bank
0.684%, 11/13/2015 (A)	2,460	2,471
American Express Credit MTN
1.125%, 06/05/2017	2,250	2,242
American Honda Finance MTN
1.000%, 08/11/2015 (B)	1,243	1,250
0.610%, 05/26/2016 (A) (B)	3,350	3,366
0.404%, 07/14/2017 (A)	1,500	1,501
Australia & New Zealand Banking Group
0.794%, 05/15/2018 (A)	625	629
0.614%, 01/10/2017 (A) (B)	900	902
Banco Santander Chile
1.134%, 04/11/2017 (A) (B)	1,200	1,204
Bank Nederlandse Gemeenten
0.625%, 07/18/2016 (B)	5,600	5,603
Bank of America
1.700%, 08/25/2017	1,100	1,101
1.500%, 10/09/2015	1,554	1,568
1.274%, 01/15/2019 (A)	1,000	1,023
1.250%, 01/11/2016	850	854
0.845%, 08/25/2017 (A)	2,790	2,797
Bank of Montreal MTN
1.300%, 07/14/2017	925	926
0.834%, 04/09/2018 (A)	1,000	1,010
0.754%, 07/15/2016 (A)	525	528
0.481%, 09/24/2015 (A)	1,050	1,052
Bank of New York Mellon MTN
0.670%, 03/06/2018 (A)	700	702
0.457%, 03/04/2016 (A)	1,150	1,152
Bank of Nova Scotia
1.300%, 07/21/2017	1,150	1,150
0.950%, 03/15/2016	500	503
0.754%, 07/15/2016 (A)	2,465	2,482
0.671%, 09/11/2015 (A)	625	627
Bank of Tokyo-Mitsubishi
0.841%, 09/09/2016 (A) (B)	500	502
0.685%, 02/26/2016 (A) (B)	1,450	1,453
Barclays Bank MTN
6.050%, 12/04/2017 (B)	1,500	1,687
0.811%, 02/17/2017 (A)	2,675	2,688
BB&T MTN
1.091%, 06/15/2018 (A)	890	906
0.900%, 02/01/2019 (A)	800	808

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BNP Paribas MTN
0.820%, 12/12/2016 (A)	$2,000	$2,007
BPCE MTN
1.083%, 02/10/2017 (A)	1,000	1,010
Branch Banking & Trust
0.657%, 12/01/2016 (A)	2,130	2,140
Canadian Imperial Bank of Commerce
0.754%, 07/18/2016 (A)	1,300	1,307
Capital One Bank USA
1.300%, 06/05/2017	2,500	2,497
Capital One Financial
1.000%, 11/06/2015	2,200	2,205
Citigroup
1.550%, 08/14/2017	750	749
1.250%, 01/15/2016	3,775	3,794
1.003%, 04/08/2019 (A)	1,000	1,003
0.904%, 11/15/2016 (A)	1,000	1,004
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.125%, 10/13/2015	2,171	2,211
0.711%, 03/18/2016 (A)	1,000	1,005
Credit Agricole
1.082%, 10/03/2016 (A) (B)	2,025	2,046
Credit Suisse MTN
1.375%, 05/26/2017	1,275	1,274
Credit Suisse USA
5.375%, 03/02/2016	1,236	1,320
Daimler Finance North America LLC
1.375%, 08/01/2017 (B)	670	669
1.250%, 01/11/2016 (B)	1,885	1,899
1.100%, 08/01/2018 (A) (B)	800	814
0.920%, 08/01/2016 (A) (B)	2,010	2,029
Deutsche Bank
1.350%, 05/30/2017	1,250	1,248
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	335	338
Fifth Third Bank
1.350%, 06/01/2017	2,000	2,002
0.645%, 02/26/2016 (A)	1,320	1,324
Ford Motor Credit LLC
1.724%, 12/06/2017	750	749
1.500%, 01/17/2017	1,480	1,484
1.483%, 05/09/2016 (A)	820	832
1.060%, 03/12/2019 (A)	1,000	1,006
General Electric Capital MTN
1.261%, 07/02/2015 (A)	1,335	1,346
1.250%, 05/15/2017	1,000	1,003
0.941%, 04/02/2018 (A)	500	506
Goldman Sachs Group MTN
3.625%, 02/07/2016	2,000	2,076
1.436%, 04/30/2018 (A)	875	891
1.334%, 11/15/2018 (A)	1,375	1,402
0.858%, 06/04/2017 (A)	1,925	1,929
0.680%, 03/22/2016 (A)	1,750	1,752
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	750	784
HSBC Bank
0.874%, 05/15/2018 (A) (B)	650	656
HSBC USA
2.375%, 02/13/2015	710	717

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.300%, 06/23/2017	$3,460	$3,475
Huntington National Bank
1.375%, 04/24/2017	850	853
0.658%, 04/24/2017 (A)	850	850
Hyundai Capital America
1.625%, 10/02/2015 (B)	870	877
ING Bank
1.873%, 09/25/2015 (A) (B)	2,790	2,835
International Lease Finance
6.500%, 09/01/2014 (B)	850	850
Intesa Sanpaolo
3.125%, 01/15/2016	650	667
John Deere Capital
0.524%, 10/11/2016 (A)	725	728
JPMorgan Chase
1.134%, 01/25/2018 (A)	675	687
0.865%, 01/28/2019 (A)	1,000	1,007
0.855%, 02/26/2016 (A)	3,080	3,097
KeyBank
0.725%, 11/25/2016 (A)	1,490	1,497
KFW
2.000%, 06/01/2016	4,800	4,925
Korea Development Bank
0.857%, 01/22/2017 (A)	2,400	2,407
Macquarie Group
1.237%, 01/31/2017 (A) (B)	1,000	1,007
Manufacturers & Traders Trust
1.400%, 07/25/2017	1,150	1,151
0.611%, 01/30/2017 (A)	900	902
0.531%, 03/07/2016 (A)	1,210	1,208
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	740	738
0.614%, 04/10/2017 (A) (B)	4,250	4,271
Morgan Stanley
5.950%, 12/28/2017	550	622
1.485%, 02/25/2016 (A)	4,120	4,178
1.083%, 01/24/2019 (A)	750	757
National Rural Utilities Cooperative Finance MTN
0.535%, 11/23/2016 (A)	1,270	1,276
New York Life Global Funding
0.583%, 05/23/2016 (A) (B)	1,750	1,757
Nissan Motor Acceptance
4.500%, 01/30/2015 (B)	835	848
0.934%, 09/26/2016 (A) (B)	1,635	1,645
0.777%, 03/03/2017 (A) (B)	615	617
Nordea Bank
1.250%, 04/04/2017 (B)	1,250	1,251
PACCAR Financial MTN
0.495%, 02/08/2016 (A)	500	501
Pentair Finance
1.350%, 12/01/2015	345	347
PNC Bank
0.800%, 01/28/2016	1,000	1,002
0.554%, 04/29/2016 (A)	1,730	1,731
Pricoa Global Funding I MTN
1.150%, 11/25/2016 (B)	800	802
0.381%, 05/16/2016 (A) (B)	1,000	1,000
Principal Life Global Funding II
1.200%, 05/19/2017 (B)	1,000	997
1.125%, 02/24/2017 (B)	550	549
1.000%, 12/11/2015 (B)	850	854
Prudential Financial MTN
5.100%, 09/20/2014	479	480

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.014%, 08/15/2018 (A)	$1,250	$1,262
Royal Bank of Canada MTN
1.200%, 01/23/2017	500	502
0.850%, 03/08/2016	3,130	3,138
0.563%, 01/23/2017 (A)	1,000	1,003
Royal Bank of Scotland Group
1.875%, 03/31/2017	800	805
Societe Generale
1.315%, 10/01/2018 (A)	1,000	1,002
Sumitomo Mitsui Banking
1.350%, 07/18/2015	650	655
0.664%, 01/10/2017 (A)	1,500	1,505
SunTrust Bank
0.674%, 02/15/2017 (A)	1,000	1,001
Svenska Handelsbanken
0.700%, 09/23/2016 (A)	1,500	1,510
Synchrony Financial
1.875%, 08/15/2017	760	765
Toronto-Dominion Bank MTN
0.691%, 09/09/2016 (A)	850	855
0.478%, 05/02/2017 (A)	900	900
Toyota Motor Credit MTN
1.125%, 05/16/2017	650	650
0.521%, 05/17/2016 (A)	2,110	2,118
Travelers
6.250%, 06/20/2016	2,000	2,191
UBS MTN
5.875%, 12/20/2017	1,000	1,135
0.873%, 08/14/2019 (A)	1,750	1,762
Union Bank
0.984%, 09/26/2016 (A)	400	404
US Bancorp MTN
0.634%, 04/25/2019 (A)	1,400	1,401
Ventas Realty ‡
1.550%, 09/26/2016	750	758
1.250%, 04/17/2017	285	285
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	750	749
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,190	1,194
0.671%, 11/18/2016 (A) (B)	2,010	2,017
Voya Financial
2.900%, 02/15/2018	650	673
Wells Fargo MTN
1.150%, 06/02/2017	1,250	1,246
0.764%, 07/20/2016 (A)	3,020	3,039
Wells Fargo Bank
0.384%, 06/02/2016 (A)	1,000	1,000
Western Union
2.375%, 12/10/2015	145	147
1.234%, 08/21/2015 (A)	625	629
Westpac Banking
1.200%, 05/19/2017	700	700
0.843%, 01/17/2019 (A)	800	806

		197,213

Health Care — 1.7%
AbbVie
1.200%, 11/06/2015	700	704
Actavis Funding
1.300%, 06/15/2017 (B)	1,250	1,247
Amgen
2.125%, 05/15/2017	1,350	1,381

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.615%, 05/22/2017 (A)	$3,080	$3,086
Express Scripts Holding
1.250%, 06/02/2017	1,750	1,746
GlaxoSmithKline Capital
0.700%, 03/18/2016	2,050	2,055
McKesson
1.292%, 03/10/2017	1,030	1,029
0.950%, 12/04/2015	395	396
Mylan
1.350%, 11/29/2016	950	951
Perrigo
1.300%, 11/08/2016 (B)	265	265
Providence Health & Services Obligated Group
1.035%, 10/01/2016 (A)	1,450	1,453
Thermo Fisher Scientific
1.300%, 02/01/2017	415	415
WellPoint
1.250%, 09/10/2015	211	212

		14,940

Industrials — 1.7%
Air Lease
4.500%, 01/15/2016	1,000	1,034
Canadian National Railway
0.437%, 11/06/2015 (A)	1,970	1,972
GATX
1.250%, 03/04/2017	525	522
General Electric
0.850%, 10/09/2015	4,495	4,515
Norfolk Southern
5.750%, 01/15/2016	2,740	2,923
PACCAR Financial MTN
1.100%, 06/06/2017	1,170	1,167
Precision Castparts
0.700%, 12/20/2015	235	235
Rockwell Collins
0.581%, 12/15/2016 (A)	2,305	2,304

		14,672

Information Technology — 0.7%
Fidelity National Information Services
1.450%, 06/05/2017	470	470
Hewlett-Packard
3.000%, 09/15/2016	2,200	2,284
1.174%, 01/14/2019 (A)	1,000	1,013
Oracle
0.433%, 07/07/2017 (A)	1,750	1,753
TSMC Global
0.950%, 04/03/2016 (B)	550	550

		6,070

Materials — 1.2%
Glencore Funding LLC
1.398%, 05/27/2016 (A) (B)	1,350	1,357
Monsanto
1.150%, 06/30/2017	1,425	1,423
0.437%, 11/07/2016 (A)	2,440	2,442
Rio Tinto Finance USA
1.072%, 06/17/2016 (A)	2,260	2,282
Xstrata Finance Canada
2.050%, 10/23/2015 (B)	2,250	2,275
Yara International
5.250%, 12/15/2014 (B)	450	456

		10,235

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.4%
AT&T
0.608%, 02/12/2016 (A)	$3,600	$3,610
British Telecommunications
1.250%, 02/14/2017	655	655
Verizon Communications
1.981%, 09/14/2018 (A)	935	984
1.761%, 09/15/2016 (A)	1,310	1,346
1.350%, 06/09/2017	2,000	2,001
0.631%, 06/09/2017 (A)	2,520	2,528
Vodafone Group
0.617%, 02/19/2016 (A)	850	852

		11,976

Utilities — 1.5%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	1,000	1,000
Duke Energy
0.612%, 04/03/2017 (A)	3,390	3,400
Duke Energy Progress
0.430%, 03/06/2017 (A)	1,710	1,712
Exelon
4.900%, 06/15/2015	1,103	1,140
Georgia Power
0.634%, 08/15/2016 (A)	1,000	1,000
0.625%, 11/15/2015	2,700	2,702
NextEra Energy Capital Holdings
1.339%, 09/01/2015	900	907
Southern
1.300%, 08/15/2017	780	781

		12,642

Total Corporate Obligations (Cost $308,393) ($ Thousands)		308,533

ASSET-BACKED SECURITIES — 34.3%

Automotive — 19.7%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	410	412
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A3
0.570%, 08/20/2015	874	875
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	1,675	1,676
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	1,600	1,601
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,108	1,109
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	565	564
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	1,920	1,930
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.605%, 02/15/2018 (A)	610	611
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	2,475	2,480

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2013-2, Cl A
0.605%, 04/15/2018 (A)	$1,425	$1,427
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (A)	2,215	2,220
Ally Master Owner Trust, Ser 2014-2, Cl A
0.525%, 01/16/2018 (A)	1,325	1,326
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.555%, 06/17/2019 (A)	3,775	3,775
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,950	1,949
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	166	167
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	414	416
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	358	358
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	355	355
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	226	227
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/2016	868	869
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	623	623
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	82	82
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	930	930
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	1,700	1,701
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	640	640
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,850	1,889

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.539%, 03/08/2017 (A)	$239	$239
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.705%, 03/15/2020 (A) (B)	615	615
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.455%, 01/15/2021 (A) (B)	2,532	2,530
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/2021 (B)	370	370
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	435	435
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	1,991	2,007
California Republic Auto Receivables Trust, Ser 2014-2, Cl A2
0.540%, 03/15/2017	2,800	2,800
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	915	916
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	980	981
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	520	522
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A2
1.180%, 12/20/2017	1,615	1,615
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	68	68
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/2017	1,709	1,719
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	889
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	144	144
CarMax Auto Owner Trust, Ser 2012-2, Cl A3
0.840%, 03/15/2017	940	942
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	309	309
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	227
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	58	58
CarMax Auto Owner Trust, Ser 2014-3, Cl A2
0.550%, 08/15/2017	1,770	1,770

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.409%, 04/07/2024 (A) (B)	$1,107	$1,117
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.906%, 11/07/2023 (A) (B)	1,896	1,902
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.609%, 05/07/2024 (A) (B)	807	808
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.606%, 01/07/2025 (A) (B)	1,825	1,827
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.579%, 03/07/2026 (A) (B)	1,595	1,595
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	350	351
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	2,931	2,944
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	465	464
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl B
3.960%, 09/15/2019 (B)	269	270
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (B)	101	101
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (B)	560	561
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	660	664
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	1,210	1,211
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (B)	435	434
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	647	648
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	426	426
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	1,963	1,964
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	823	826
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	475	475
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	1,925	1,923
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	344	344

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fifth Third Auto, Ser 2013-A, Cl A3
0.880%, 10/16/2017	$970	$974
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	462	464
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	267	267
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	1,342	1,347
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	264	264
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	875	875
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/2018 (B)	4,595	4,594
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	831	831
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A2A
0.510%, 03/15/2017	1,690	1,690
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	1,760	1,760
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	1,300	1,326
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	889
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,500	1,548
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	225	225
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A3
0.550%, 07/15/2017	1,061	1,062
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	1,075	1,075
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,000	2,037
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (A)	3,835	3,839
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.625%, 09/15/2018 (A)	655	657
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	204

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.505%, 08/15/2019 (A)	$2,035	$2,035
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.726%, 02/20/2017 (A)	2,830	2,834
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.646%, 06/20/2017 (A)	2,550	2,554
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.596%, 10/20/2017 (A)	3,301	3,306
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.536%, 07/20/2019 (A)	1,835	1,835
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/2017 (B)	2,860	2,861
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	1,016	1,017
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	1,000	1,001
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.207%, 12/10/2027 (A) (B)	1,825	1,830
Honda Auto Receivables Trust, Ser 2014-3
0.880%, 07/15/2017	1,020	1,019
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	474	474
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	425	429
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	2,200	2,212
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	1,750	1,751
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	985	986
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
0.610%, 12/17/2018	1,345	1,345
Mercedes-Benz Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 10/15/2018	1,075	1,072
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (B)	500	501
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.425%, 11/15/2016 (A) (B)	2,050	2,050
Motor, Ser 2013-1, Cl A1
0.655%, 02/25/2021 (A) (B)	475	475

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	$615	$615
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.625%, 05/15/2017 (A)	3,370	3,377
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.455%, 02/15/2018 (A)	1,370	1,371
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	176	176
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	665	666
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	1,329	1,332
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	600	601
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	2,858	2,854
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	513	515
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	1,175	1,220
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	2,000	2,010
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl B
1.330%, 05/15/2017 to 05/15/2017	1,600	1,626
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,066	1,067
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	865	866
Santander Drive Auto Receivables Trust, Ser 2013-4
2.160%, 01/15/2020	1,370	1,399
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.535%, 04/17/2017 (A)	470	470
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	516	517
SMART Trust, Ser 2014-1US, Cl A2B
0.456%, 07/14/2016 (A)	3,095	3,096

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	$136	$136
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	1,022	1,021
Susquehanna Auto Receivables Trust, Ser 2014-1
1.000%, 02/15/2018	1,200	1,199
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	280	280
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A3
0.840%, 07/20/2016	365	366
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/2018	1,595	1,598
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.506%, 07/22/2019 (A) (B)	2,250	2,250
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	960	961
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	605	604
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	1,366	1,369
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	1,010	1,009
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	2,130	2,124
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	555	556
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.502%, 02/15/2018 (A) (B)	4,105	4,109

		169,098

Credit Cards — 5.6%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	2,550	2,555
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	567
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	455
BA Credit Card Trust, Ser 2014-A1, Cl A
0.535%, 06/15/2021 (A)	1,495	1,495

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays Dryrock Issuance Trust, Ser 2012-1, Cl A
0.305%, 08/15/2017 (A)	$425	$425
Barclays Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	1,215	1,214
Barclays Dryrock Issuance Trust, Ser 2013-1, Cl A
0.492%, 07/16/2018 (A)	360	361
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.515%, 12/16/2019 (A)	805	807
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.505%, 03/16/2020 (A)	405	405
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	900	899
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,000	1,002
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.405%, 04/15/2019 (A)	1,750	1,741
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	1,165	1,168
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	3,480	3,484
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.575%, 07/15/2020 (A)	1,350	1,355
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (A)	1,500	1,503
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	975	977
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.355%, 05/15/2018 (A)	2,790	2,790
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	1,150	1,150
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	1,490	1,501
Citibank Credit Card Issuance Trust, Ser 2013-A8, Cl A8
0.304%, 12/12/2016 (A)	1,600	1,600
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/2018	5,250	5,255
Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12
0.467%, 11/07/2018 (A)	1,100	1,102
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	1,035	1,032
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	2,000	2,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Omni Master Trust, Ser 2009-A17, Cl A17
4.900%, 11/15/2018 (B)	$2,775	$2,801
Discover Card Execution Note Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	302
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	1,045	1,045
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/2017	740	745
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.602%, 07/17/2017 (A) (B)	1,115	1,117
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	675	677
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.582%, 09/15/2018 (A) (B)	1,120	1,122
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.475%, 03/15/2019 (A) (B)	1,170	1,170
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.852%, 06/15/2017 (A) (B)	1,000	1,003
Master Credit Card Trust II, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (B)	420	420
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.583%, 01/22/2018 (A) (B)	1,175	1,177

		48,422

Mortgage Related Securities — 1.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.495%, 01/25/2035 (A)	513	504
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.515%, 10/25/2034 (A)	1,093	1,075
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.175%, 03/25/2035 (A)	1,505	1,492
Citigroup Mortgage Loan Trust, Ser 2004-OPT1, Cl A2
0.872%, 10/25/2034 (A)	15	15
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.425%, 01/25/2036 (A)	18	18
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.316%, 01/20/2036 (A)	1,805	1,794
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.306%, 03/20/2036 (A)	499	495
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.396%, 03/20/2036 (A)	855	848
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.525%, 07/25/2034 (A) (B)	207	205

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.355%, 08/25/2036 (A)	$526	$516
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.415%, 11/25/2035 (A)	207	204
RASC Trust, Ser 2005-KS8, Cl M1
0.565%, 08/25/2035 (A)	1,568	1,559

		8,725

Other Asset-Backed Securities — 8.0%
Apidos CLO XII, Ser 2013-12A, Cl A
1.334%, 04/15/2025 (A) (B)	1,100	1,087
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.396%, 04/17/2023 (A) (B)	840	839
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.815%, 12/25/2044 (A)	498	498
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.384%, 04/18/2025 (A) (B)	325	322
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
1.532%, 07/20/2023 (A) (B)	745	745
Cent CLO, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	1,850	1,844
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 04/16/2025 (A) (B)	1,060	1,046
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	65	65
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	128	128
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	795	795
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/2020 (B)	1,400	1,400
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.620%, 04/18/2026 (A) (B)	1,315	1,307
GE Equipment Midticket LLC, Ser 2011-1, Cl A4
1.420%, 05/23/2016	1,903	1,907
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	174	174
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	280	280
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A3
1.040%, 09/21/2015 (B)	248	249
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	1,020	1,021

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	$26	$26
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	1,703	1,704
GE Equipment Transportation LLC, Ser 2013-1, Cl A3
0.690%, 11/25/2016	300	300
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	613	613
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.533%, 07/17/2023 (A) (B)	1,000	998
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	2,300	2,318
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (B)	1,095	1,093
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (B)	1,380	1,381
ING IM CLO, Ser 2012-1RA, Cl A2R
2.081%, 03/14/2022 (A) (B)	1,400	1,389
ING IM CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	1,310	1,309
ING IM CLO, Ser 2014-1RA, Cl A1R
1.434%, 03/14/2022 (A) (B)	800	799
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	388	388
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	1,600	1,601
John Deere Owner Trust, Ser 2014-A, Cl A3
0.920%, 04/16/2018	1,515	1,514
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	1,775	1,775
JPMorgan Mortgage Acquisition, Ser 2005-FD1, Cl M1
0.890%, 07/25/2035 (A)	493	490
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	515	515
Limerock CLO II, Ser 2014-2A, Cl A
1.734%, 04/18/2026 (A) (B)	1,250	1,250
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	98	98
Macquarie Equipment Funding Trust, Ser 2014-A, Cl A2
0.800%, 11/21/2016 (B)	2,000	2,000
Madison Park Funding, Ser 2007-4A, Cl A1B
0.530%, 03/22/2021 (A) (B)	580	568

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Magnetite IX, Ser 2014-9A, Cl A1
1.700%, 07/25/2026 (A) (B)	$1,265	$1,264
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.830%, 05/25/2035 (A)	2,162	2,160
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/2017 (B)	2,875	2,912
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,645	1,641
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC5, Cl M3
0.890%, 06/25/2035 (A)	179	178
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.405%, 03/25/2021 (A)	4,581	4,581
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.375%, 08/26/2019 (A)	115	115
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.704%, 04/15/2026 (A) (B)	955	953
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	156	156
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.346%, 07/17/2025 (A) (B)	1,000	986
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.348%, 04/20/2025 (A) (B)	690	681
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.148%, 04/20/2021 (A) (B)	734	733
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.655%, 02/25/2035 (A)	620	611
Race Point CLO, Ser 2014-6RA, Cl BR
2.384%, 05/24/2023 (A) (B)	1,650	1,650
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.005%, 12/16/2024 (A) (B)	405	407
SLM Student Loan Trust, Ser 2006-9, Cl A4
0.304%, 10/25/2022 (A)	1,092	1,090
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.304%, 07/25/2023 (A)	2,817	2,811
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.234%, 07/25/2017 (A)	332	332
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.244%, 10/25/2017 (A)	65	65
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.434%, 01/25/2016 (A)	143	143
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.779%, 10/25/2017 (A)	54	54

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2011-A, Cl A1
1.155%, 10/15/2024 (A) (B)	$3,586	$3,600
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.355%, 11/25/2016 (A)	185	185
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.315%, 02/27/2017 (A)	526	525
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.305%, 02/27/2017 (A)	324	324
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	1,065	1,064
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.385%, 07/25/2036 (A) (B)	2,367	2,351
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.305%, 02/25/2036 (A)	686	676
Voya CLO, Ser 2014-3A, Cl A1
1.649%, 07/25/2026 (A) (B)	910	906

		68,990

Total Asset-Backed Securities (Cost $295,183) ($ Thousands)		295,235

MORTGAGE-BACKED SECURITIES — 16.8%

Agency Mortgage-Backed Obligations — 5.1%
FHLMC
5.000%, 12/01/2018 to 06/01/2026	2,694	2,876
4.000%, 05/01/2019 to 04/01/2020	2,338	2,473
2.000%, 08/25/2016	5,000	5,137
FHLMC ARM
2.375%, 05/01/2036 (A)	182	195
2.203%, 02/01/2022 (A)	197	206
2.166%, 02/01/2030 (A)	160	168
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/2018	183	191
FHLMC CMO, Ser 2004-2764, Cl OE
4.500%, 03/15/2019	255	269
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	15	15
FHLMC CMO, Ser 2005-2931, Cl AM
4.500%, 07/15/2019	69	69
FHLMC CMO, Ser 2010-3634, Cl EA
4.000%, 11/15/2023	316	323
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl A1
1.873%, 01/25/2018	770	781
FNMA
6.000%, 01/01/2027 to 04/01/2040	680	768

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 04/01/2020 to 03/01/2025	$1,149	$1,241
4.500%, 05/01/2023	710	764
1.990%, 01/01/2017	425	425
1.940%, 01/01/2017	484	487
FNMA ARM
2.340%, 01/01/2029 (A)	30	30
2.266%, 11/01/2023 (A)	48	49
2.245%, 11/01/2025 (A)	19	20
2.080%, 09/01/2024 (A)	146	153
2.041%, 05/01/2028 (A)	87	92
2.017%, 09/01/2024 (A)	58	60
1.250%, 11/01/2021 (A)	26	27
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	62	67
FNMA CMO, Ser 2001-33, Cl FA
0.605%, 07/25/2031 (A)	38	39
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	759	793
FNMA CMO, Ser 2002-64, Cl FG
0.405%, 10/18/2032 (A)	41	42
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	204	214
FNMA CMO, Ser 2008-15, Cl EL
4.250%, 06/25/2022	551	560
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	276	287
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	145	149
FNMA CMO, Ser 2010-M3, Cl A1
2.587%, 03/25/2020	99	100
FNMA CMO, Ser 2011-6, Cl BA
2.750%, 06/25/2020	619	638
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	234	248
FNMA TBA
3.500%, 09/01/2040	3,850	4,068
3.000%, 09/25/2026	8,028	8,323
GNMA ARM
4.500%, 09/20/2039 (A)	309	328
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	455	476
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	338	354
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	248	257
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	766	798
GNMA CMO, Ser 2010-30, Cl QE
4.000%, 06/20/2038	536	558
GNMA CMO, Ser 2010-43, Cl JA
3.000%, 09/20/2037	670	687
GNMA CMO, Ser 2010-61, Cl EA
5.000%, 09/20/2031	301	310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-86, Cl PG
3.000%, 01/20/2036	$431	$442
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	1,403	1,441
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	227	229
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.607%, 10/07/2020 (A)	690	694
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	13	13
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.527%, 11/06/2017 (A)	356	357
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.607%, 01/08/2020 (A)	826	830
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.557%, 02/06/2020 (A)	495	497
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.537%, 03/06/2020 (A)	2,190	2,195
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.537%, 05/07/2020 (A)	930	930

		43,743

Non-Agency Mortgage-Backed Obligations — 11.7%
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	1,292	1,309
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	1,490	1,526
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.631%, 07/25/2035 (A) (B)	491	454
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.775%, 11/25/2035 (A) (B)	59	54
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.595%, 06/25/2035 (A) (B)	206	192
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.610%, 08/25/2035 (A) (B)	354	318
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.589%, 02/25/2036 (A) (B)	150	118
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR4, Cl A3
5.468%, 06/11/2041 (A)	24	24
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A3
5.116%, 02/11/2041 (A)	824	831

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	$906	$938
Bear Stearns Commercial Mortgage Securities Trust, Ser PW14, Cl A4
5.201%, 12/11/2038	625	673
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/2041	77	77
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	1,264	1,286
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	195	200
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	1,537	1,555
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.137%, 10/12/2042 (A)	900	931
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.433%, 03/11/2039 (A)	1,000	1,049
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	768	820
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.226%, 07/15/2044 (A)	1,596	1,646
CD Mortgage Trust, Ser 2006- CD2, Cl A4
5.300%, 01/15/2046 (A)	2,785	2,912
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	638	704
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.695%, 02/25/2035 (A) (B)	45	43
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.536%, 02/20/2036 (A) (B)	266	222
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/2041	364	364
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	411	414
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	302	302
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.902%, 06/15/2033 (A) (B)	1,100	1,103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	$1,650	$1,779
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.604%, 09/25/2034 (A) (B)	82	82
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.701%, 03/25/2036 (A) (B)	311	286
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.945%, 06/10/2046 (A)	1,290	1,373
COMM Mortgage Trust, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	964	980
COMM Mortgage Trust, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	216	216
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	467	465
COMM Mortgage Trust, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	399	396
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	2,935	2,945
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	556	558
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.955%, 03/15/2029 (A) (B)	720	720
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	198	197
Commercial Mortgage Trust, Ser 2005-GG3, Cl A4
4.799%, 08/10/2042 (A)	986	991
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/2044	363	365
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	390	416
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A1A
4.710%, 11/15/2037	274	276
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	87	87
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	722	747
FDIC Commercial Mortgage Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A) (B)	373	373
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.705%, 02/25/2048 (A) (B)	1,058	1,058

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.152%, 02/25/2024 (A) (B)	$378	$376
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.005%, 04/25/2024 (A) (B)	1,056	1,049
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.105%, 05/25/2024 (A) (B)	787	778
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.105%, 05/25/2024 (A) (B)	641	634
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024 (A) (B)	2,205	2,192
GE Capital Commercial Mortgage, Ser 2005-C3, Cl A7A
4.974%, 07/10/2045 (A)	1,525	1,563
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.312%, 11/10/2045 (A)	1,495	1,544
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.010%, 11/19/2035 (A) (B)	334	314
Granite Master Issuer, Ser 2005-1, Cl A4
0.356%, 12/20/2054 (A) (B)	1,172	1,163
Granite Master Issuer, Ser 2006-3, Cl A3
0.236%, 12/20/2054 (A) (B)	1,912	1,895
Granite Master Issuer, Ser 2006-3, Cl A4
0.236%, 12/20/2054 (A) (B)	1,733	1,720
Granite Master Issuer, Ser 2006-4, Cl A6
0.336%, 12/20/2054 (A) (B)	264	262
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.296%, 12/20/2054 (A) (B)	1,069	1,060
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.356%, 12/20/2054 (A) (B)	311	309
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	264	263
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/2039	1,000	1,073
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	2,442	2,529
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	394	396
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.705%, 07/25/2035 (A) (B)	409	366

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.671%, 01/25/2036 (A) (B)	$472	$444
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.722%, 05/25/2047 (A) (B)	379	319
HILT Mortgage Trust, Ser ORL, Cl A
1.055%, 07/15/2029 (A) (B)	4,200	4,200
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.156%, 11/05/2030 (A) (B)	565	565
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
0.732%, 07/25/2034 (A) (B)	632	634
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.915%, 01/25/2035 (A) (B)	107	97
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.675%, 04/25/2035 (A) (B)	119	112
Impac CMB Trust, Ser 2005-3, Cl A1
0.635%, 08/25/2035 (A) (B)	109	95
Impac CMB Trust, Ser 2005-5, Cl A1
0.795%, 08/25/2035 (A) (B)	88	79
Impac CMB Trust, Ser 2005-8, Cl 1A
0.415%, 02/25/2036 (A) (B)	286	240
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	2,435	2,428
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 08/15/2042 (A)	2,714	2,785
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	1,427	1,472
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.866%, 04/15/2045 (A)	520	554
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	721	725
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (A)	1,141	1,156
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A4
4.738%, 07/15/2042	2,360	2,399
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	455	463

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	$607	$619
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	98	98
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	218	217
JPMorgan Chase Commercial Mortgage, Ser 2004-C3, Cl A5
4.878%, 01/15/2042	1,665	1,676
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.708%, 08/25/2035 (A) (B)	217	208
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.549%, 05/25/2037 (A) (B)	244	210
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	35	35
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl A5
4.739%, 07/15/2030	193	196
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.029%, 06/15/2038 (A)	2,176	2,328
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A1A
4.475%, 10/15/2029	193	194
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.425%, 04/25/2035 (A) (B)	114	109
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/2041 (A)	110	110
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	1,539	1,606
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.801%, 06/25/2037 (A) (B)	424	335
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	327	350
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	125	125
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	1,525	1,553
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A1
1.085%, 03/15/2045	594	596
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/2042	387	390
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	483	494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	$459	$460
MortgageIT Trust, Ser 2005-5, Cl A1
0.415%, 12/25/2035 (A) (B)	400	377
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	418	424
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.555%, 02/25/2035 (A) (B)	62	62
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.415%, 04/25/2035 (A) (B)	1,278	1,279
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.454%, 11/15/2038 (A) (B)	163	153
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.451%, 12/15/2039 (A) (B)	396	371
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
3.884%, 07/27/2037 (A) (B)	321	270
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.426%, 01/20/2035 (A) (B)	52	50
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.784%, 01/21/2055 (A) (B)	675	680
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	567	565
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	339	336
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	289	288
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	735	731
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/2045	690	696
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A4
5.083%, 03/15/2042 (A)	1,399	1,411
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	625	630

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (A)	$519	$537
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.280%, 12/15/2044 (A)	1,006	1,044
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.336%, 03/25/2036 (A) (B)	443	412
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	344	343
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	385	388
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 01/25/2035 (A) (B)	199	199
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.609%, 07/25/2036 (A) (B)	366	358
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.591%, 09/25/2036 (A) (B)	235	219
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/2044 (B)	709	715
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	337	339
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	1,014	1,018
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	1,721	1,717
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	934	933

		101,082

Total Mortgage-Backed Securities (Cost $144,557) ($ Thousands)		144,825

MUNICIPAL BONDS — 6.1%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/2015	4,270	4,280
California State, GO
5.450%, 04/01/2015	2,030	2,090
Chicago, Midway International Airport, Ser C, RB
1.320%, 01/01/2016	590	592
El Paso, GO
1.049%, 08/15/2016	1,090	1,091

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	$1,165	$1,177
Hamilton County, Sewer System Revenue, Metropolitan Sewer District Project, RB
0.803%, 12/01/2015	3,375	3,389
Harris County, Toll Road Project, RB
2.440%, 08/15/2015	1,420	1,445
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,600	1,613
Indiana Bond Bank, School Severance Funding, Ser C, RB
0.589%, 07/15/2015	750	751
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/2016	1,655	1,656
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	1,270	1,276
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	2,245	2,246
Maine State, Municipal Bond Bank, Liquor Revenue, RB
1.068%, 06/01/2015	1,030	1,031
Nassau County, Ser A, RAN
2.000%, 03/16/2015	915	924
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	1,265	1,268
New Jersey State, Economic Development Authority, Ser Q, RB
0.996%, 06/15/2016	7,290	7,262
New Jersey State, Transit Corporation, Ser B, RB
0.800%, 09/15/2015	1,900	1,900
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,815
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	955	976
New York City, Ser D-2, GO
3.250%, 12/01/2014	500	504
Oregon State, School Boards Association, Ser A, GO, NATL
1.160%, 06/30/2015 (C)	500	496
Pembroke Pines, RB
0.550%, 10/01/2015	1,620	1,620
South Carolina State, Public Service Authority, Ser D, RB Callable 12/01/14 @ 100
1.030%, 06/01/2015 (A)	2,745	2,750
Texas State, Veterans Housing Assistance Project, Ser A, AMT, GO Callable 10/01/14 @ 100
0.080%, 06/01/2034 (A)	1,665	1,665

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.655%, 07/01/2041 (A)	$1,310	$1,316
Wayne County, Airport Authority, Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/2014	1,150	1,162
Wisconsin State, General Fund, Ser A, RB
0.798%, 05/01/2015	1,420	1,424
Wisconsin State, Housing & Economic Development Authority, Ser B, RB Callable 09/02/14 @ 100
0.090%, 09/01/2037 (A)	4,300	4,300

Total Municipal Bonds (Cost $52,959) ($ Thousands)		53,019

SOVEREIGN DEBT — 1.8%
European Investment Bank
1.750%, 03/15/2017	2,800	2,859
Export-Import Bank of Korea
0.984%, 01/14/2017 (A)	1,000	1,005
Inter-American Development Bank MTN
0.875%, 11/15/2016	3,000	3,013
Province of British Columbia
1.200%, 04/25/2017	2,900	2,919
Province of Ontario Canada
1.600%, 09/21/2016	5,500	5,598

Total Sovereign Debt (Cost $14,369) ($ Thousands)		15,394

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FFCB
0.230%, 11/02/2015	4,000	3,999
0.190%, 06/04/2015	300	300
FHLB
1.850%, 11/17/2017	2,700	2,709
0.260%, 07/21/2015	350	350
FHLMC
0.800%, 11/07/2016	1,500	1,500
FNMA
1.000%, 09/12/2016	2,030	2,031

Total U.S. Government Agency Obligations (Cost $10,902) ($ Thousands)		10,889

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	38,042,754	38,043

Total Cash Equivalent (Cost $38,043) ($ Thousands)		38,043

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT (D) — 4.4%
BNP Paribas
0.060%, dated 08/29/2014, to be repurchased on 09/02/2014, repurchase price $38,100,254 (collateralized by U.S. government obligations, 3.000% - 6.500%, 01/01/15 - 07/01/44, par values ranging from $8,538 - $12,290,814; total market value $38,862,001)	$38,100	$38,100

Total Repurchase Agreement (Cost $38,100) ($ Thousands)		38,100

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Notes
0.375%, 01/15/2016	1,000	1,002
0.250%, 02/15/2015	300	300
0.075%, 01/31/2016 (A)	12,150	12,151

Total U.S. Treasury Obligations (Cost $13,449) ($ Thousands)		13,453

Total Investments — 106.5% (Cost $915,955) ($ Thousands) ††		$917,491

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(26)	Dec-2014	$(5)
U.S. 5-Year Treasury Note	(22)	Dec-2014	(3)
U.S. 10- Year Treasury Note	(65)	Dec-2014	(14)
U.S. Long Treasury Bond	(3)	Dec-2014	(3)

			$(25)

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $861,428 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $915,955 ($ Thousands), and the unrealized appreciation and depreciation were $2,850 ($ Thousands) and $(1,314) ($ Thousands), respectively.
‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Tri-Party Repurchase Agreement.

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2014

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

RAN — Revenue Anticipation Note

RB — Revenue Bond

Re- REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$308,533	$—	$308,533
Asset-Backed Securities	—	295,235	—	295,235
Mortgage-Backed Securities	—	144,825	—	144,825
Municipal Bonds	—	53,019	—	53,019
Sovereign Debt	—	15,394	—	15,394
U.S. Government Agency Obligations	—	10,889	—	10,889
Cash Equivalent	38,043	—	—	38,043
Repurchase Agreement	—	38,100	—	38,100
U.S. Treasury Obligations	—	13,453	—	13,453

Total Investments in Securities	$38,043	$879,448	$—	$917,491

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Depreciation *	$(25)	$—	$—	$(25)

Total Other Financial Instruments	$(25)	$—	$—	$(25)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 93.3%

Angola — 0.2%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		3,143	$3,444

Argentina — 1.8%
City of Buenos Aires Argentina
9.950%, 03/01/2017		1,240	1,198
9.950%, 03/01/2017 (A)		2,767	2,673
Republic of Argentina
8.750%, 06/02/2017 (B)		1,330	1,121
7.000%, 10/03/2015		10,408	9,519
7.000%, 04/17/2017		13,889	11,610
6.000%, 03/31/2023 (C)		1,154	1,258
0.000%, 03/31/2023 (C) (D)		1,680	1,898
YPF
8.750%, 04/04/2024 (A)		572	595

			29,872

Azerbaijan — 0.8%
International Bank of Azerbaijan
5.625%, 06/11/2019		2,100	2,074
Republic of Azerbaijan International Bond
4.750%, 03/18/2024		1,000	1,029
4.750%, 03/18/2024 (A)		2,840	2,921
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		1,159	1,210
4.750%, 03/13/2023		5,681	5,652

			12,886

Barbados — 0.1%
Columbus International
7.375%, 03/30/2021 (A)		1,717	1,854

Belize — 0.2%
Belize Government International Bond
5.000%, 02/20/2038 (E)		5,425	4,042

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024		2,150	2,241
4.138%, 01/03/2023 (A)		880	876

			3,117

Bolivia — 0.4%
Bolivian Government International Bond
5.950%, 08/22/2023		5,943	6,418
4.875%, 10/29/2022		300	309

			6,727

Bosnia and Herzegovina — 0.0%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (D)	DEM	1,291	726

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Brazil — 9.2%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	$113
6.500%, 06/10/2019 (A)		720	811
5.750%, 09/26/2023		330	360
5.500%, 07/12/2020		200	218
5.500%, 07/12/2020 (A)		400	436
4.000%, 04/14/2019 (A)		850	871
Brazil Letras do Tesouro Nacional
12.270%, 01/01/2016	BRL	24,150	9,343
11.668%, 01/01/2018	BRL	84,020	26,174
11.308%, 01/01/2015	BRL	9,300	4,009
11.257%, 01/01/2017	BRL	54,379	18,891
11.202%, 07/01/2018	BRL	16,453	4,866
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		3,182	3,293
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		215	219
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2020	BRL	5,660	6,370
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	27,700	12,024
10.000%, 01/01/2018	BRL	19,156	8,246
10.000%, 01/01/2021	BRL	17,647	7,449
10.000%, 01/01/2023	BRL	6,619	2,768
10.000%, 01/01/2025	BRL	16,044	6,644
BRF
4.750%, 05/22/2024 (A)		2,067	2,088
Caixa Economica Federal
4.250%, 05/13/2019		300	304
Cosan Luxembourg
5.000%, 03/14/2023 (A)		509	491
ESAL GmbH
6.250%, 02/05/2023 (A)		200	201
Federal Republic of Brazil
10.125%, 05/15/2027		1,309	2,094
8.875%, 04/15/2024		445	629
8.250%, 01/20/2034		5,587	8,031
7.125%, 01/20/2037		8,976	11,826
5.875%, 01/15/2019		436	500
4.875%, 01/22/2021		1,217	1,337
4.250%, 01/07/2025		527	548
2.625%, 01/05/2023 (B)		7,312	6,892
Itau Unibanco Holding
5.650%, 03/19/2022 (A)		432	450
JBS Finance II
8.250%, 01/29/2018		180	190
8.250%, 01/29/2018 (A)		550	580
Marfrig Holding Europe
6.875%, 06/24/2019 (A)		425	432
Marfrig Overseas
9.500%, 05/04/2020 (A)		1,850	1,984
Minerva Luxembourg
12.250%, 02/10/2022		800	924
12.250%, 02/10/2022 (A)		500	578
7.750%, 01/31/2023		1,200	1,272
Odebrecht Finance
5.250%, 06/27/2029 (A)		455	461

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (A)		125	$135
Rio Oil Finance Trust
6.250%, 07/06/2024 (A)		1,513	1,612
Samarco Mineracao
4.125%, 11/01/2022 (A)		253	243
Schahin II Finance
5.875%, 09/25/2022 (A)		195	190

			157,097

Canada — 0.1%
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024		1,345	1,400

Chile — 1.8%
Banco del Estado de Chile
4.125%, 10/07/2020		160	169
4.125%, 10/07/2020 (A)		300	317
3.875%, 02/08/2022 (A)		250	256
Bonos de la Tesoreria de la Republica
3.000%, 01/01/2020	CLP	745,000	3,346
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	169
6.000%, 01/01/2022	CLP	100,000	190
Chile Government International Bond
5.500%, 08/05/2020	CLP	413,000	741
3.875%, 08/05/2020		4,106	4,424
2.250%, 10/30/2022		5,817	5,599
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	227
6.250%, 07/08/2019 (A)		30	34
5.250%, 08/10/2020		120	130
5.250%, 08/10/2020 (A)		280	303
GeoPark Latin America Agenciaen Chile
7.500%, 02/11/2020 (A)		200	217
GNL Quintero
4.634%, 07/31/2029 (A)		1,140	1,171
Nacional del Cobre de Chile
6.150%, 10/24/2036		958	1,161
6.150%, 10/24/2036 (A)		569	690
5.625%, 09/21/2035		1,760	1,998
5.625%, 10/18/2043		380	439
4.500%, 08/13/2023		1,281	1,380
4.500%, 08/13/2023 (A)		4,581	4,934
3.875%, 11/03/2021		1,234	1,292
3.000%, 07/17/2022 (A)		1,947	1,914
VTR Finance
6.875%, 01/15/2024 (A)		204	219

			31,320

China — 1.1%
Amber Circle Funding
3.250%, 12/04/2022		1,020	998
Central China Real Estate
8.000%, 01/28/2020		400	397
China Overseas Finance Cayman V
3.950%, 11/15/2022		200	190

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

CITIC
7.875%, 04/15/2049 (D)		224	$241
6.800%, 01/17/2023		2,500	2,956
6.375%, 04/10/2020		400	456
CNOOC Curtis Funding No. 1
4.500%, 10/03/2023		1,400	1,487
Country Garden Holdings
11.125%, 02/23/2018		350	379
7.250%, 04/04/2021		500	495
Kaisa Group Holdings
8.875%, 03/19/2018 (A)		200	208
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (A)		1,012	1,028
Sinochem Overseas Capital
4.500%, 11/12/2020		5,387	5,754
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		1,369	1,312
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		320	342
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,590	1,671
State Grid Overseas Investment 2014
4.125%, 05/07/2024 (A)		1,457	1,519

			19,433

Colombia — 5.2%
Bancolombia
5.125%, 09/11/2022		267	270
Bogota Distrito Capital
9.750%, 07/26/2028	COP	510,000	334
9.750%, 07/26/2028 (A)	COP	10,018,000	6,551
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	5,365
Colombian TES
11.250%, 10/24/2018	COP	88,000	55
10.000%, 07/24/2024	COP	7,129,800	4,657
7.500%, 08/26/2026	COP	4,734,500	2,607
7.000%, 02/25/2015	COP	620,000	715
7.000%, 09/11/2019	COP	11,180,400	6,110
7.000%, 09/11/2019	COP	2,879,000	1,576
7.000%, 05/04/2022	COP	628,000	339
7.000%, 05/04/2022	COP	470,000	254
7.000%, 05/04/2022	COP	11,326,500	6,118
7.000%, 05/04/2022	COP	3,598,000	1,944
6.000%, 04/28/2028	COP	5,381,100	2,592
5.000%, 11/21/2018	COP	7,687,900	3,915
Ecopetrol
5.875%, 05/28/2045		1,263	1,362
Emgesa ESP
8.750%, 01/25/2021	COP	1,640,000	926
Empresas Publicas de Medellin
8.375%, 02/01/2021	COP	5,324,000	2,929
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024	COP	1,095,000	585
7.875%, 08/12/2024 (A)	COP	2,046,000	1,093
Pacific Rubiales Energy
7.250%, 12/12/2021		2,648	2,939
5.125%, 03/28/2023 (A)		253	255
Republic of Colombia
12.000%, 10/22/2015	COP	4,512,000	2,541

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

12.000%, 10/22/2015	COP	738,000	$416
11.750%, 02/25/2020		2,243	3,247
9.850%, 06/28/2027	COP	369,000	254
9.850%, 06/28/2027	COP	3,972,000	2,733
8.125%, 05/21/2024		1,105	1,505
7.750%, 04/14/2021	COP	2,265,000	1,319
7.375%, 01/27/2017		310	354
7.375%, 03/18/2019		1,222	1,477
7.375%, 09/18/2037		8,446	11,744
6.125%, 01/18/2041		1,810	2,235
5.625%, 02/26/2044		590	684
4.375%, 07/12/2021		4,507	4,859
4.375%, 03/21/2023	COP	2,330,000	1,102
2.625%, 03/15/2023		599	569

			88,530

Costa Rica — 0.3%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	299
Costa Rica Government International Bond
7.000%, 04/04/2044 (A)		490	523
4.375%, 04/30/2025 (A)		971	918
4.250%, 01/26/2023		2,650	2,524
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	436
6.375%, 05/15/2043		290	259

			4,959

Croatia — 1.0%
Republic of Croatia
6.750%, 11/05/2019		855	953
6.625%, 07/14/2020		1,307	1,451
6.375%, 03/24/2021 (A)		3,724	4,096
6.250%, 04/27/2017		200	215
6.250%, 04/27/2017 (A)		590	634
6.000%, 01/26/2024		1,000	1,075
6.000%, 01/26/2024 (A)		4,227	4,544
5.875%, 07/09/2018	EUR	170	248
5.500%, 04/04/2023		4,154	4,336

			17,552

Dominican Republic — 1.0%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	133
11.000%, 01/05/2018	DOP	7,560	180
11.000%, 07/30/2021 (A)	DOP	67,030	1,583
9.040%, 01/23/2018		1,757	1,950
7.500%, 05/06/2021		4,719	5,439
7.500%, 05/06/2021 (A)		520	599
7.450%, 04/30/2044 (A)		2,143	2,357
6.600%, 01/28/2024 (A)		1,603	1,755
5.875%, 04/18/2024		880	935
5.875%, 04/18/2024 (A) (B)		1,613	1,714

			16,645

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015		1,905	2,034

Egypt — 0.2%
Arab Republic of Egypt
6.875%, 04/30/2040		1,921	1,911
5.750%, 04/29/2020		390	410

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.750%, 04/29/2020 (A)		270	$283

			2,604

El Salvador — 0.4%
Republic of El Salvador
8.250%, 04/10/2032		855	1,009
7.750%, 01/24/2023		821	934
7.750%, 01/24/2023		820	933
7.375%, 12/01/2019		440	495
5.875%, 01/30/2025		2,195	2,178
5.875%, 01/30/2025 (A)		828	826
Telemovil Finance
8.000%, 10/01/2017		416	431

			6,806

Gabon — 0.0%
Republic of Gabonese Republic
8.200%, 12/12/2017		620	702

Georgia — 0.1%
Georgian Railway
7.750%, 07/11/2022		1,398	1,543

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017		327	345
8.500%, 10/04/2017 (A)		300	317
7.875%, 08/07/2023		1,200	1,162

			1,824

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)		1,370	1,507
Guatemala Government Bond
4.875%, 02/13/2028		672	685

			2,192

Hong Kong — 0.1%
Central China Real Estate MTN
6.500%, 06/04/2018		1,500	1,455

Hungary — 3.9%
Republic of Hungary
8.000%, 02/12/2015	HUF	315,000	1,351
7.750%, 08/24/2015	HUF	290,690	1,283
7.625%, 03/29/2041		6,460	8,414
7.000%, 06/24/2022	HUF	582,720	2,887
6.750%, 02/24/2017	HUF	278,190	1,266
6.750%, 11/24/2017	HUF	1,355,170	6,283
6.750%, 10/22/2028	HUF	1,981,050	9,878
6.500%, 06/24/2019	HUF	694,550	3,276
6.375%, 03/29/2021		1,032	1,177
6.250%, 01/29/2020		910	1,028
6.000%, 01/11/2019	EUR	1,024	1,559
6.000%, 11/24/2023	HUF	381,170	1,791
5.750%, 11/22/2023		5,306	5,837
5.500%, 12/22/2016	HUF	633,330	2,809
5.500%, 12/20/2018	HUF	804,820	3,642
5.500%, 06/24/2025	HUF	352,450	1,586
5.375%, 02/21/2023		1,584	1,699
5.375%, 03/25/2024		618	666
5.000%, 03/30/2016	GBP	253	435
4.125%, 02/19/2018		4,918	5,102
4.000%, 04/25/2018	HUF	684,110	2,926

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

4.000%, 03/25/2019		2,302	$2,364

			67,259

India — 0.2%
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (A)		1,110	1,192
5.125%, 03/11/2023 (A)		449	475
Export-Import Bank of India MTN
4.000%, 08/07/2017		265	277
Vedanta Resources
8.250%, 06/07/2021 (A)		200	225
7.125%, 05/31/2023 (A)		200	212
6.750%, 06/07/2016		175	183
6.000%, 01/31/2019 (A)		387	402

			2,966

Indonesia — 8.0%
Adaro Indonesia
7.625%, 10/22/2019 (A)		200	208
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	478
7.000%, 05/15/2027	IDR	2,500,000	191
Genel Energy Finance
7.500%, 05/14/2019		2,200	2,199
Indonesia Treasury Bond
11.000%, 09/15/2025	IDR	2,000,000	202
9.000%, 03/15/2029	IDR	133,892,000	11,803
8.375%, 03/15/2024	IDR	205,494,000	17,831
8.375%, 09/15/2026	IDR	700,000	60
8.375%, 03/15/2034	IDR	10,190,000	849
8.375%, 03/15/2034	IDR	154,820,000	12,904
7.875%, 04/15/2019	IDR	40,920,000	3,488
6.625%, 05/15/2033	IDR	6,800,000	473
6.625%, 05/15/2033	IDR	3,500,000	243
6.125%, 05/15/2028	IDR	18,170,000	1,254
Indosat Palapa
7.375%, 07/29/2020		400	431
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	116,900,000	9,319
Listrindo Capital
6.950%, 02/21/2019 (A)		300	322
Majapahit Holding
8.000%, 08/07/2019		200	237
8.000%, 08/07/2019 (A)		350	414
7.875%, 06/29/2037 (A)		215	261
Pertamina Persero
6.500%, 05/27/2041 (A)		820	871
6.450%, 05/30/2044 (A)		1,712	1,823
6.000%, 05/03/2042		394	397
6.000%, 05/03/2042 (A)		1,450	1,461
5.625%, 05/20/2043		5,457	5,273
4.875%, 05/03/2022 (A)		550	564
Perusahaan Gas Negara Persero
5.125%, 05/16/2024 (A)		75	77
Republic of Indonesia
12.800%, 06/15/2021	IDR	2,349,000	250
11.625%, 03/04/2019		1,006	1,364
11.625%, 03/04/2019		4,940	6,700
11.625%, 03/04/2019 (A)		2,500	3,391
11.000%, 10/15/2014	IDR	5,300,000	455
8.500%, 10/12/2035		4,804	6,732
8.250%, 06/15/2032	IDR	23,164,000	1,896
7.750%, 01/17/2038		6,451	8,523

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.750%, 01/17/2038		2,383	$3,149
7.000%, 05/15/2022	IDR	68,500,000	5,461
6.875%, 01/17/2018		4,564	5,203
6.750%, 01/15/2044 (A)		1,750	2,142
6.625%, 05/15/2033	IDR	34,970,000	2,432
6.625%, 02/17/2037		1,009	1,188
6.625%, 02/17/2037		323	380
5.625%, 05/15/2023	IDR	71,594,000	5,202
5.250%, 01/17/2042		867	879
4.875%, 05/05/2021		711	760
4.875%, 05/05/2021 (A)		200	214
3.750%, 04/25/2022		476	470
3.375%, 04/15/2023 (A)		5,737	5,472
2.875%, 07/08/2021 (A)	EUR	740	993
Tullow Oil
6.000%, 11/01/2020 (A)		127	128

			137,017

Iraq — 0.7%
Republic of Iraq
5.800%, 01/15/2028		13,059	11,574

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	140	202
7.875%, 12/15/2019		600	649
Altice Finco
9.875%, 12/15/2020		800	908

			1,759

Italy — 0.0%
Wind Acquisition Finance
4.750%, 07/15/2020 (A)		68	68
4.000%, 07/15/2020 (A)		373	494

			562

Ivory Coast — 0.8%
Government of Ivory Coast
5.750%, 12/31/2032 (E)		3,527	3,516
5.750%, 12/31/2032 (E)		8,358	8,332
5.375%, 07/23/2024 (A)		1,400	1,379

			13,227

Jamaica — 0.3%
Digicel Group
8.250%, 09/30/2020		1,750	1,890
Jamaica Government International Bond
7.625%, 07/09/2025		3,105	3,307

			5,197

Kazakhstan — 1.7%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	829
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021		100	107
7.250%, 01/28/2021 (A)		700	749
KazAgro National Management Holding
4.625%, 05/24/2023		620	603
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	565
6.375%, 10/06/2020 (A)		660	733
Kazatomprom
6.250%, 05/20/2015		250	251

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

6.250%, 05/20/2015 (A)		350	$352
KazMunaiGaz Finance Sub
11.750%, 01/23/2015		1,859	1,932
9.125%, 07/02/2018		748	900
9.125%, 07/02/2018 (A)		986	1,187
7.000%, 05/05/2020		3,902	4,526
6.375%, 04/09/2021		2,950	3,304
6.375%, 04/09/2021 (A)		4,114	4,608
KazMunayGas National MTN
5.750%, 04/30/2043		4,801	4,760
5.750%, 04/30/2043 (A)		879	867
4.400%, 04/30/2023 (A)		1,158	1,162
Samruk-Energy MTN
3.750%, 12/20/2017		700	695
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (A)		470	510

			28,640

Kenya — 0.4%
Kenya Government International Bond
6.875%, 06/24/2024 (A)		2,652	2,864
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	295,000	3,373

			6,237

Latvia — 0.0%
Republic of Latvia
2.750%, 01/12/2020		860	851

Lithuania — 0.3%
Republic of Lithuania
7.375%, 02/11/2020		343	419
6.625%, 02/01/2022		1,645	2,001
6.625%, 02/01/2022 (A)		300	365
6.125%, 03/09/2021 (A)		1,716	2,012
5.125%, 09/14/2017		680	746

			5,543

Malaysia — 4.6%
Malaysia Government Bond
5.248%, 09/15/2028 (A)	MYR	1,050	368
4.392%, 04/15/2026	MYR	9,900	3,237
4.378%, 11/29/2019	MYR	3,560	1,163
4.262%, 09/15/2016	MYR	13,050	4,222
4.181%, 07/15/2024	MYR	23,459	7,594
4.160%, 07/15/2021	MYR	6,134	1,984
4.048%, 09/30/2021	MYR	4,230	1,360
4.012%, 09/15/2017	MYR	12,700	4,085
3.892%, 03/15/2027	MYR	1,348	413
3.889%, 07/31/2020	MYR	10,415	3,318
3.844%, 04/15/2033	MYR	1,960	584
3.835%, 08/12/2015	MYR	14,949	4,767
3.741%, 02/27/2015	MYR	2,930	932
3.654%, 10/31/2019	MYR	2,260	716
3.580%, 09/28/2018	MYR	8,125	2,575
3.502%, 05/31/2027	MYR	1,050	309
3.492%, 03/31/2020	MYR	30,380	9,497
3.480%, 03/15/2023	MYR	19,684	6,060
3.418%, 08/15/2022	MYR	10,253	3,136
3.394%, 03/15/2017	MYR	2,690	851
3.314%, 10/31/2017	MYR	24,970	7,868
3.260%, 03/01/2018	MYR	20,690	6,495
3.197%, 10/15/2015	MYR	11,265	3,573

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

3.172%, 07/15/2016	MYR	11,710	$3,707

			78,814

Mexico — 6.7%
Alfa
6.875%, 03/25/2044 (A)		1,740	1,962
America Movil
6.000%, 06/09/2019	MXN	14,350	1,120
BBVA Bancomer
6.750%, 09/30/2022 (A)		500	568
4.375%, 04/10/2024 (A)		2,319	2,383
Cemex
6.500%, 12/10/2019		550	584
CEMEX Espana
9.875%, 04/30/2019		1,150	1,305
Cemex Finance
9.375%, 10/12/2022 (A)		443	523
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		570	629
4.875%, 05/26/2021		200	216
4.875%, 05/26/2021 (A)		300	325
4.875%, 01/15/2024 (A)		708	761
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		433	465
Fresnillo PLC
5.500%, 11/13/2023 (A)		250	267
Mexican Bonos, Ser M10
7.250%, 12/15/2016	MXN	37,829	3,120
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	104,528	9,296
Mexican Bonos
10.000%, 12/05/2024	MXN	61,431	6,237
10.000%, 11/20/2036	MXN	8,930	953
9.500%, 12/18/2014	MXN	44,179	3,442
8.500%, 12/13/2018	MXN	54,060	4,747
8.500%, 05/31/2029	MXN	23,897	2,224
8.500%, 11/18/2038	MXN	43,933	4,126
7.750%, 12/14/2017	MXN	45,440	3,852
7.750%, 05/29/2031	MXN	127,953	11,140
7.500%, 06/03/2027	MXN	33,072	2,844
6.500%, 06/10/2021	MXN	110,524	9,003
6.500%, 06/09/2022	MXN	9,698	786
6.250%, 06/16/2016	MXN	955	77
6.000%, 06/18/2015	MXN	6,390	500
5.000%, 06/15/2017	MXN	41,759	3,290
4.750%, 06/14/2018	MXN	17,000	1,311
Mexican Udibonos
4.500%, 12/04/2025	MXN	1,050	502
4.500%, 11/22/2035	MXN	6,862	3,292
2.500%, 12/10/2020	MXN	7,527	3,086
2.000%, 06/09/2022	MXN	1,752	690
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (A)		200	208
Offshore Drilling Holding
8.375%, 09/20/2020		2,200	2,387
Petroleos Mexicanos
7.190%, 09/12/2024	MXN	45,060	3,553
6.625%, 06/15/2035		5,216	6,429
6.500%, 06/02/2041		600	732
6.375%, 01/23/2045 (A)		1,016	1,229
5.750%, 03/01/2018		670	752
3.500%, 01/30/2023 (A)		210	208
Tenedora Nemak
5.500%, 02/28/2023 (A)		200	206

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Trust F
5.250%, 12/15/2024 ‡ (A)		1,380	$1,463
United Mexican States MTN
5.750%, 10/12/2110		478	532
5.550%, 01/21/2045		1,676	1,967
4.750%, 03/08/2044		1,832	1,922
4.000%, 10/02/2023		5,252	5,567
United Mexican States, Ser A MTN
6.750%, 09/27/2034		704	929

			113,710

Mongolia — 0.3%
Development Bank of Mongolia LLC MTN
5.750%, 03/21/2017		1,138	1,119
Mongolia Government International Bond MTN
5.125%, 12/05/2022		2,270	1,975
4.125%, 01/05/2018		2,248	2,119

			5,213

Montenegro — 0.1%
Republic of Montenegro
7.875%, 09/14/2015	EUR	140	192
5.375%, 05/20/2019	EUR	481	667

			859

Morocco — 0.5%
Kingdom of Morocco
5.500%, 12/11/2042		1,500	1,519
4.250%, 12/11/2022		1,410	1,417
4.250%, 12/11/2022 (A)		1,458	1,465
OCP
5.625%, 04/25/2024 (A)		3,815	4,034

			8,435

Mozambique — 0.1%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/2020		1,066	1,077

Nigeria — 0.8%
Nigeria Treasury Bill
11.386%, 02/05/2015	NGN	38,800	228
11.032%, 03/05/2015	NGN	25,777	150
11.017%, 09/18/2014	NGN	12,900	79
10.425%, 05/07/2015	NGN	15,500	89
5.661%, 04/23/2015	NGN	28,300	163
Republic of Nigeria
16.390%, 01/27/2022	NGN	216,000	1,629
16.390%, 01/27/2022	NGN	39,000	294
15.100%, 04/27/2017	NGN	29,439	197
14.200%, 03/14/2024	NGN	765,228	5,313
6.750%, 01/28/2021		1,704	1,883
6.750%, 01/28/2021 (A)		550	608
6.375%, 07/12/2023 (B)		738	810
6.375%, 07/12/2023 (A)		617	677
Zenith Bank MTN
6.250%, 04/22/2019 (A)		820	808

			12,928

Pakistan — 0.3%
Republic of Pakistan
8.250%, 04/15/2024		3,290	3,398
7.250%, 04/15/2019 (A)		610	621

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.125%, 03/31/2016		100	$102
7.125%, 03/31/2016		450	460
6.875%, 06/01/2017		10	10
6.875%, 06/01/2017		630	643

			5,234

Panama — 0.8%
Panama Notas del Tesoro
4.875%, 02/05/2021		840	890
Republic of Panama
9.375%, 01/16/2023		595	829
9.375%, 04/01/2029		2,838	4,385
8.875%, 09/30/2027		325	480
8.125%, 04/28/2034		2,249	3,104
7.125%, 01/29/2026		100	130
6.700%, 01/26/2036		1,693	2,175
5.200%, 01/30/2020		925	1,031
4.300%, 04/29/2053		140	128

			13,152

Paraguay — 0.4%
Republic of Paraguay
6.100%, 08/11/2044		600	642
6.100%, 08/11/2044 (A)		2,313	2,475
4.625%, 01/25/2023		2,616	2,714
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	215
6.750%, 12/13/2022		900	968

			7,014

Peru — 1.7%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		327	360
Cementos Pacasmayo
4.500%, 02/08/2023 (A)		225	214
Inkia Energy
8.375%, 04/04/2021 (A)		348	379
Peru Enhanced Pass-Through Finance
4.585%, 06/02/2025 (A)		1,000	712
2.605%, 05/31/2018		215	200
2.265%, 05/31/2018 (A)		243	226
Republic of Peru
9.910%, 05/05/2015	PEI	2,015	738
8.750%, 11/21/2033		4,646	7,271
8.200%, 08/12/2026	PEI	5,055	2,198
7.840%, 08/12/2020	PEI	12,045	4,909
7.350%, 07/21/2025		3,284	4,417
7.125%, 03/30/2019		3,770	4,571
6.950%, 08/12/2031	PEI	915	352
6.900%, 08/12/2037	PEI	5,527	2,071
6.850%, 02/12/2042	PEI	882	325
6.550%, 03/14/2037		516	668

			29,611

Philippines — 0.6%
Development Bank of Philippines
5.500%, 03/25/2021		370	407
National Power
9.625%, 05/15/2028		1,100	1,632
Republic of Philippines
9.500%, 02/02/2030		880	1,410
6.375%, 10/23/2034		3,385	4,401
5.500%, 03/30/2026		628	737
3.900%, 11/26/2022	PHP	52,000	1,184

			9,771

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Poland — 3.3%
Eileme 2
11.625%, 01/31/2020		350	$408
Republic of Poland
5.750%, 10/25/2021	PLN	5,690	2,102
5.750%, 09/23/2022	PLN	27,540	10,256
5.750%, 04/25/2029	PLN	30,236	11,907
5.500%, 10/25/2019	PLN	6,410	2,286
5.250%, 10/25/2017	PLN	19,960	6,796
5.250%, 10/25/2020	PLN	7,885	2,817
4.750%, 04/25/2017	PLN	11,726	3,901
4.000%, 10/25/2023	PLN	15,409	5,152
4.000%, 01/22/2024		742	778
3.250%, 07/25/2019	PLN	2,750	887
3.250%, 07/25/2025	PLN	2,720	849
3.000%, 08/24/2016	PLN	9,420	3,910
2.750%, 08/25/2023	PLN	3,949	1,565
2.500%, 07/25/2018	PLN	6,240	1,955
1.728%, 07/25/2016	PLN	3,900	1,171

			56,740

Portugal — 0.0%
CIMPOR Financial Operations
5.750%, 07/17/2024 (A)		821	809

Qatar — 0.1%
Ooredoo International Finance
7.875%, 06/10/2019		873	1,093

Romania — 2.0%
Romania Government Bond MTN
6.750%, 02/07/2022		5,116	6,171
6.750%, 02/07/2022 (A)		390	471
6.125%, 01/22/2044 (A)		1,568	1,850
5.950%, 06/11/2021	RON	14,070	4,685
5.850%, 04/26/2023	RON	14,070	4,706
5.800%, 07/26/2027	RON	3,450	1,140
4.875%, 01/22/2024 (A)		3,192	3,447
4.875%, 01/22/2024 (A)		2,612	2,821
4.750%, 08/29/2016	RON	10,860	3,379
4.750%, 06/24/2019	RON	2,430	767
4.750%, 02/24/2025	RON	6,660	2,078
4.375%, 08/22/2023		2,582	2,695

			34,210

Russia — 6.7%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		900	900
7.500%, 09/26/2019		750	719
7.500%, 09/26/2019 (A)		75	72
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,500	1,449
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (A)		200	192
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (A)		590	562
Ritekro
13.197%, 11/07/2022 (F) (G)		538	200
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	382,674	9,274

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.600%, 04/14/2021	RUB	373,165	$9,074
7.600%, 07/20/2022	RUB	236,089	5,664
7.500%, 02/27/2019	RUB	174,324	4,337
7.400%, 04/19/2017	RUB	133,000	3,403
7.350%, 01/20/2016	RUB	100,000	2,641
7.050%, 01/19/2028	RUB	491,443	10,731
7.000%, 12/03/2014 (E)	RUB	24,270	556
7.000%, 01/25/2023	RUB	290,083	6,666
7.000%, 08/16/2023	RUB	279,160	6,397
6.900%, 08/03/2016	RUB	59,436	1,535
6.800%, 12/11/2019	RUB	96,857	2,324
6.700%, 05/15/2019	RUB	4,587	110
6.400%, 05/27/2020	RUB	16,570	386
6.200%, 01/31/2018	RUB	198,810	4,834
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		924	1,510
7.850%, 03/10/2018	RUB	130,000	3,313
7.850%, 03/10/2018 (A)	RUB	10,000	255
7.500%, 03/31/2030 (E)		19,621	21,828
7.500%, 03/31/2030 (E)		195	217
5.625%, 04/04/2042		400	390
4.875%, 09/16/2023 (A)		4,600	4,514
3.250%, 04/04/2017		1,400	1,419
Russian Railways via RZD Capital
5.700%, 04/05/2022		1,800	1,750
Sistema via Sistema International Funding
6.950%, 05/17/2019		590	584
TMK
6.750%, 04/03/2020		2,230	2,004
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		340	333
VimpelCom Holdings
7.504%, 03/01/2022		1,300	1,285
5.200%, 02/13/2019 (A)		300	284
VimpelCom Holdings BV
5.950%, 02/13/2023 (A)		202	182
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018 (A)		100	107
7.748%, 02/02/2021 (A)		68	68
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,598
6.800%, 11/22/2025		240	223
6.800%, 11/22/2025 (A)		600	557
5.450%, 11/22/2017		110	108
5.450%, 11/22/2017 (A)		340	333

			114,888

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021		650	762
8.750%, 05/13/2021 (A)		200	235
6.250%, 07/30/2024		468	484
6.250%, 07/30/2024 (A)		530	548

			2,029

Serbia — 0.4%
Republic of Serbia
7.250%, 09/28/2021		2,808	3,236
7.250%, 09/28/2021 (A)		300	346
5.875%, 12/03/2018		655	695
5.875%, 12/03/2018 (A)		1,623	1,722

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

4.875%, 02/25/2020		200	$204

			6,203

Singapore — 0.5%
Singapore Government Bond
3.375%, 09/01/2033		1,850	1,618
3.000%, 09/01/2024		7,581	6,473
STATS ChipPAC
4.500%, 03/20/2018 (A)		75	75

			8,166

Slovak Republic — 0.0%
Slovakia Government International Bond
4.375%, 05/21/2022		763	821

Slovenia — 0.5%
Republic of Slovenia
5.850%, 05/10/2023		1,074	1,215
5.250%, 02/18/2024		2,900	3,147
5.250%, 02/18/2024 (A)		2,659	2,885
4.125%, 02/18/2019		1,100	1,163

			8,410

South Africa — 4.9%
Republic of South Africa
10.500%, 12/21/2026	ZAR	24,970	2,797
8.750%, 01/31/2044	ZAR	7,310	683
8.750%, 02/28/2048	ZAR	106,985	10,114
8.500%, 06/23/2017 (B)		2,100	2,438
8.500%, 01/31/2037	ZAR	53,911	4,956
8.250%, 09/15/2017	ZAR	27,059	2,646
8.250%, 03/31/2032	ZAR	9,000	823
8.000%, 12/21/2018	ZAR	76,818	7,468
8.000%, 01/31/2030	ZAR	85,497	7,692
7.750%, 02/28/2023	ZAR	35,200	3,307
7.250%, 01/15/2020	ZAR	158,078	14,779
7.000%, 02/28/2031	ZAR	9,471	777
7.000%, 02/28/2031	ZAR	41,179	3,380
6.875%, 05/27/2019		940	1,086
6.750%, 03/31/2021	ZAR	13,660	1,235
6.500%, 02/28/2041	ZAR	13,982	1,023
6.250%, 03/31/2036	ZAR	35,260	2,560
5.875%, 09/16/2025		10,190	11,530
5.500%, 03/09/2020		2,158	2,366
4.665%, 01/17/2024		783	812
Transnet SOC
9.500%, 05/13/2021 (A)	ZAR	16,660	1,577
4.000%, 07/26/2022 (A)		305	291

			84,340

Sri Lanka — 0.3%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	380
Democratic Socialist Republic of Sri Lanka
6.250%, 07/27/2021		200	214
6.250%, 07/27/2021 (A)		270	289
5.875%, 07/25/2022		3,232	3,373
5.125%, 04/11/2019 (A)		830	853

			5,109

Supra-National — 0.2%
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	24,590,000	2,102

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.448%, 08/20/2015	IDR	10,910,000	$870

			2,972

Thailand — 3.5%
PTT Exploration & Production
4.875%, 06/18/2019 (A) (D)		2,084	2,133
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	114
3.875%, 06/13/2019	THB	750,170	24,409
3.650%, 12/17/2021	THB	159,410	5,093
3.625%, 05/22/2015	THB	10,460	331
3.625%, 06/16/2023	THB	577,130	18,315
3.580%, 12/17/2027	THB	77,750	2,407
3.250%, 06/16/2017	THB	89,540	2,855
1.250%, 03/12/2028	THB	28,400	852
1.200%, 07/14/2021	THB	74,350	2,447

			58,956

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (A)		1,510	1,638

Turkey — 7.3%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	215
Finansbank
6.250%, 04/30/2019 (A)		1,612	1,693
Republic of Turkey
11.875%, 01/15/2030		1,560	2,730
10.700%, 02/24/2016	TRY	1,710	812
10.500%, 01/15/2020	TRY	8,493	4,219
10.400%, 03/27/2019	TRY	3,280	1,610
10.400%, 03/20/2024	TRY	2,700	1,368
9.500%, 01/12/2022	TRY	12,547	6,039
9.000%, 01/27/2016	TRY	2,400	1,114
9.000%, 03/08/2017	TRY	23,199	10,804
8.800%, 11/14/2018	TRY	4,519	2,093
8.800%, 09/27/2023	TRY	6,076	2,786
8.500%, 09/14/2022	TRY	25,538	11,521
8.300%, 10/07/2015	TRY	5,020	2,314
8.300%, 06/20/2018	TRY	2,000	915
8.300%, 06/20/2018	TRY	14,066	6,433
8.000%, 02/14/2034		900	1,215
7.500%, 07/14/2017		4,588	5,207
7.500%, 11/07/2019		1,679	1,986
7.375%, 02/05/2025		8,884	11,052
7.250%, 03/05/2038		270	343
7.100%, 03/08/2023	TRY	19,498	8,051
7.100%, 03/08/2023	TRY	1,230	508
7.000%, 09/26/2016		420	462
7.000%, 06/05/2020		5,150	6,013
6.875%, 03/17/2036		2,731	3,326
6.750%, 04/03/2018		3,470	3,912
6.750%, 05/30/2040		514	618
6.500%, 01/07/2015	TRY	6,023	2,771
6.300%, 02/14/2018	TRY	16,739	7,206
6.250%, 09/26/2022		415	473
6.000%, 01/14/2041		2,350	2,597
5.750%, 03/22/2024		628	697
5.625%, 03/30/2021		1,179	1,296
5.125%, 03/25/2022		1,520	1,617
4.500%, 02/11/2015	TRY	3,019	2,002
3.250%, 03/23/2023		440	411
3.000%, 02/23/2022	TRY	5,500	3,292

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

TC Ziraat Bankasi
4.250%, 07/03/2019 (A)	1,710	$1,703
Turk Telekomunikasyon
4.875%, 06/19/2024 (A)	827	819

		124,243

Ukraine — 1.3%
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017	1,462	1,319
Government of Ukraine
9.250%, 07/24/2017	9,781	9,023
9.250%, 07/24/2017 (A)	2,061	1,886
7.950%, 02/23/2021	530	461
7.950%, 02/23/2021 (A)	350	304
7.800%, 11/28/2022 (A)	1,521	1,331
6.875%, 09/23/2015	2,833	2,564
6.875%, 09/23/2015 (A)	484	438
6.580%, 11/21/2016	3,478	3,078
State Export-Import Bank of Ukraine via Biz Finance
8.750%, 01/22/2018	970	747
Ukraine Railways via Shortline
9.500%, 05/21/2018	250	193

		21,344

United Arab Emirates — 0.0%
MAF Global Securities
7.125%, 10/29/2049 (D)	200	219

Uruguay — 0.4%
Republic of Uruguay
7.625%, 03/21/2036	558	771
5.100%, 06/18/2050	4,667	4,842
4.500%, 08/14/2024	696	754
Republic of Uruguay PIK
7.875%, 01/15/2033	753	1,046

		7,413

Venezuela — 3.6%
Government of Venezuela
13.625%, 08/15/2018	1,493	1,542
13.625%, 08/15/2018	497	498
12.750%, 08/23/2022	3,442	3,287
12.750%, 08/23/2022	6,705	6,404
11.950%, 08/05/2031	1,408	1,243
11.950%, 08/05/2031	185	163
11.750%, 10/21/2026	1,875	1,653
11.750%, 10/21/2026	1,000	882
9.375%, 01/13/2034	2,630	1,992
9.250%, 09/15/2027	1,546	1,217
9.250%, 05/07/2028	2,693	2,047
9.000%, 05/07/2023	3,228	2,542
9.000%, 05/07/2023	1,622	1,277
8.500%, 10/08/2014	936	930
8.250%, 10/13/2024	1,102	793
8.250%, 10/13/2024	20	14
7.750%, 10/13/2019	1,222	968
7.650%, 04/21/2025	334	233
7.650%, 04/21/2025	20	14
6.000%, 12/09/2020	156	110
6.000%, 12/09/2020	440	310
5.750%, 02/26/2016	3,177	2,913
5.750%, 02/26/2016	350	321
5.750%, 02/26/2016	3,420	3,136

Description	Face Amount(1) (Thousands) / Shares		Market Value ($ Thousands)

Petroleos de Venezuela
9.750%, 05/17/2035		2,747	$2,036
9.000%, 11/17/2021		2,300	1,787
8.500%, 11/02/2017		13,526	12,119
8.500%, 11/02/2017		330	296
6.000%, 05/16/2024		2,235	1,307
6.000%, 11/15/2026		5,500	3,168
5.500%, 04/12/2037		300	158
5.375%, 04/12/2027		1,162	641
5.250%, 04/12/2017		1,986	1,583
5.250%, 04/12/2017		20	16
5.000%, 10/28/2015		4,484	4,170

			61,770

Vietnam — 0.1%
Socialist Republic of Vietnam
6.875%, 01/15/2016		440	469
6.750%, 01/29/2020		1,010	1,141

			1,610

Zambia — 0.2%
Republic of Zambia
8.500%, 04/14/2024 (A)		230	267
5.375%, 09/20/2022		2,980	2,913
Republic of Zambia Treasury Bills
19.646%, 08/24/2015 (D)	ZMW	2,240	306
18.925%, 02/09/2015 (D)	ZMW	4,395	671

			4,157

Total Global Bonds (Cost $1,583,671) ($ Thousands)			1,592,554

LOAN PARTICIPATION — 0.1%

Singapore — 0.1%
Morton Bay Senior
6.220%, 12/31/2014 (F) (G)		3,020	1,937

Total Loan Participation (Cost $3,020) ($ Thousands)			1,937

AFFILIATED PARTNERSHIP — 0.8%

United States — 0.8%
SEI Liquidity Fund, L.P.
0.070% ** † (H)		12,761,202	12,761

Total Affiliated Partnership (Cost $12,761) ($ Thousands)			12,761

Total Investments — 94.2% (Cost $1,599,452) ($ Thousands) ††			$1,607,252

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Korea 10-Year Bond	(81)	Sep-2014	$(215)
Korea 3-Year Bond	(75)	Sep-2014	(59)
U.S. 2-Year Treasury Note	16	Dec-2014	2
U.S. 5-Year Treasury Note	(208)	Dec-2014	(30)
U.S. 10-Year Treasury Note	93	Dec-2014	11
U.S. 10-Year Treasury Note	(70)	Dec-2014	(23)
U.S. Long Treasury Bond	114	Dec-2014	112

			$(202)

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/2/14	JPY	694,719	USD	6,776	$89
9/2/14	USD	6,790	JPY	694,638	(103)
9/2/14-10/9/14	TRY	65,353	USD	30,086	(73)
9/2/14-12/2/14	MXN	310,898	USD	23,526	(223)
9/2/14-12/2/14	USD	68,101	MXN	896,038	315
9/3/14-9/17/14	USD	24,390	PEI	68,437	(360)
9/3/14-11/3/14	PEI	57,902	USD	20,403	90
9/4/14-10/23/14	EUR	40,417	USD	54,213	974
9/4/14-10/23/14	USD	32,345	EUR	24,218	(444)
9/9/14-11/3/14	EUR	11,231	RON	49,593	53
9/9/14-11/3/14	RON	67,482	EUR	15,258	(91)
9/12/14-10/22/14	EUR	23,465	HUF	7,290,483	(476)
9/12/14-2/18/15	HUF	6,666,488	EUR	21,465	469
9/15/14-10/23/14	PLN	89,621	EUR	21,409	198
9/15/14-11/3/14	EUR	35,424	PLN	148,151	(423)
9/16/14-9/17/14	USD	20,770	ILS	73,780	(91)
9/16/14-12/3/14	ILS	121,723	USD	34,774	642
9/17/14	CZK	72,566	USD	3,606	160
9/17/14	PLN	6,140	USD	1,991	72
9/17/14	RON	42,864	USD	13,140	305
9/17/14	USD	28,715	BRL	65,025	231
9/17/14	USD	7,241	CNY	44,922	59
9/17/14	USD	1,341	CZK	27,045	(56)
9/17/14	USD	11,236	PLN	33,983	(615)
9/17/14	USD	7,048	RON	23,424	(34)
9/17/14	USD	3,691	SGD	4,620	11
9/17/14-9/19/14	EUR	6,731	CZK	186,924	10
9/17/14-10/7/14	USD	4,134	HUF	953,130	(154)
9/17/14-10/15/14	RUB	660,623	USD	18,149	487
9/17/14-10/21/14	SGD	46,330	USD	37,092	(41)
9/17/14-10/22/14	USD	10,990	INR	669,444	(51)
9/17/14-11/6/14	USD	34,205	ZAR	369,628	362
9/17/14-11/6/14	ZAR	344,444	USD	32,033	(238)
9/17/14-11/10/14	THB	743,772	USD	23,026	(230)
9/17/14-11/10/14	USD	9,013	THB	290,006	56
9/17/14-11/19/14	USD	34,146	MYR	109,598	479
9/17/14-11/19/14	USD	7,919	PHP	345,940	10
9/17/14-12/3/14	BRL	144,759	USD	62,939	(991)
9/17/14-12/17/14	MYR	40,784	USD	12,772	(105)
9/17/14-12/17/14	TWD	427,114	USD	14,244	(60)
9/17/14-12/17/14	USD	27,881	TRY	59,817	(283)
9/17/14-2/18/15	HUF	3,411,968	USD	14,819	602
9/19/14	CZK	141,375	EUR	5,154	75
9/22/14-12/17/14	USD	15,752	CLP	9,227,489	(259)
9/26/14-12/17/14	COP	30,377,007	USD	15,838	89
9/30/14	GBP	268	USD	451	6
10/8/14	PHP	282,125	USD	6,432	(34)
10/8/14-10/15/14	USD	9,423	RUB	337,130	(417)
10/10/14-11/26/14	USD	8,296	COP	15,912,005	(62)
10/15/14-12/8/14	USD	6,952	IDR	86,143,397	326
11/6/14-11/19/14	USD	12,158	NGN	2,033,146	186
11/19/14	NGN	264,300	USD	1,589	(15)
11/19/14	USD	5,662	KRW	5,858,955	111
11/19/14	USD	2,212	KZT	414,730	26
11/28/14	CLP	2,121,991	USD	3,557	(6)
12/8/14	IDR	88,532,126	USD	7,376	(65)
7/10/15-8/3/15	USD	47,903	CNH	313,070	2,470
7/17/15	CNH	226,947	USD	34,223	(2,292)

					$671

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	$(203,336)	$202,609	$(727)
Goldman Sachs	(455,764)	457,476	1,712
HSBC	(79,954)	79,951	(3)
JPMorgan Chase Bank	(366,074)	365,725	(349)
UBS	(1,054)	1,092	38

			$671

For the period ended August 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open OTC swap agreements held by the Fund at August 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR-JIBAR	8.76%	01/16/2029	ZAR	65,000	$325
Goldman Sachs	28-DAY MXN-TIIE	6.26%	07/25/2024	MXN	6,030	10
Goldman Sachs	28-DAY MXN-TIIE	6.31%	05/20/2024	MXN	16,098	31
Goldman Sachs	3-Month ZAR-JIBAR	8.30%	01/16/2024	ZAR	25,000	83
Goldman Sachs	3-Month ZAR-JIBAR	8.19%	12/20/2023	ZAR	16,000	45
Goldman Sachs	4.26%	7-Day CNY	08/05/2019	CNY	94,000	(300)
Goldman Sachs	4.10%	3-Month MYR-KLIBOR	08/01/2019	MYR	24,000	(37)
Goldman Sachs	28-DAY MXN-TIIE	6.82%	06/27/2019	MXN	273,456	53
Goldman Sachs	28-DAY MXN-TIIE	7.45%	04/01/2019	MXN	241,664	174
Goldman Sachs	3-Month ILS-TELBOR	2.29%	12/24/2018	ILS	17,000	294
Goldman Sachs	1-Year BRL-CDI	11.81%	01/02/2018	BRL	12,298	88
Goldman Sachs	7-DAY CNY	3.88%	08/04/2016	CNY	220,000	172
Goldman Sachs	2.45%	6-Month HUF-BUBOR	07/11/2016	HUF	3,518,440	16
Goldman Sachs	0.76%	3-Month ILS-TELBOR	05/22/2016	ILS	11,000	(25)
Goldman Sachs	3-Month KRW-Certificate of Deposit Rate	2.7925%	04/10/2016	KRW	18,500,000	(113)
Goldman Sachs	3-Month ILS-TELBOR	0.95%	04/02/2016	ILS	7,800	(27)
Goldman Sachs	1.21%	3-Month ILS-TELBOR	02/14/2016	ILS	10,000	(52)
Goldman Sachs	3.31%	6-Month PZL-WIBOR	02/03/2016	PZL	37,500	(374)
Goldman Sachs	1.20%	3-Month ILS-TELBOR	01/16/2016	ILS	42,828	(219)
Goldman Sachs	1-YEAR BRL-CDI	11.59%	01/04/2016	BRL	6,632	14
Goldman Sachs	1-YEAR BRL-CDI	11.00%	01/04/2016	BRL	56,744	(68)
Goldman Sachs	1.18%	3-Month ILS-TELBOR	12/24/2015	ILS	40,000	(202)
Goldman Sachs	3-Month KRW-Certificate of Deposit Rate	2.685%	04/10/2015	KRW	40,000,000	(66)
JPMorgan Chase Bank	4.29%	6-Month HUF-BUBOR	08/04/2024	HUF	1,000,000	(215)
JPMorgan Chase Bank	0.64%	3-Month ILS-TELBOR	07/31/2016	ILS	20,000	(23)

						$(416)

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount of Currency Received (Thousands)	Notional Amount of Currency Delivered (Thousands)	Net Unrealized Appreciation ($ Thousands)
Goldman Sachs	7.98%	3 Month USD-LIBOR	10/09/2015	$22,300	TRY (47,500)	$168

For the period ended August 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2014

Percentages are based on a Net Assets of $1,706,493 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	This security or a partial position of this security is on loan at August 31, 2014. The total market value of securities on loan at August 31, 2014 was $12,277 ($ Thousands).

(C)	Security in default on interest payments.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2014. The coupon on a step bond changes on a specified date.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2014 was $2,137 ($ Thousands) and represented 0.1% of Net Assets.

(G)	Securities considered illiquid. The total market value of such securities as of August 31, 2014 was $2,137 ($ Thousands) and represented 0.1% of Net Assets.

(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2014 was $12,761 ($ Thousands).

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $1,599,452 ($ Thousands), and the unrealized appreciation and depreciation were $57,528 ($ Thousands) and $(49,728) ($ Thousands), respectively.

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

CLN — Credit Linked Note

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

KES — Kenyan Shilling

KLIBOR — Kuala Lumpur Interbank Rate

KRW — Korean Won

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Equilibrium Interbank Interest Rate

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

ZMW — Zambian Kwacha

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$1,586,367	$6,187	$1,592,554
Loan Participation	—	—	1,937	1,937
Affiliated Partnership	—	12,761	—	12,761

Total Investments in Securities	$—	$1,599,128	$8,124	$1,607,252

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$125	$—	$—	$125
Unrealized Depreciation	(327)	—	—	(327)
Forwards Contracts *
Unrealized Appreciation	—	8,963	—	8,963
Unrealized Depreciation	—	(8,292)	—	(8,292)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,305	—	1,305
Unrealized Depreciation	—	(1,721)	—	(1,721)
Cross Currency Swaps *
Unrealized Appreciation	—	168	—	168

Total Other Financial Instruments	$(202)	$423	$—	$221

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Schedule of Investments (Unaudited)

Real Return Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$9,108	$10,041
2.500%, 07/15/2016	12,280	13,142
2.375%, 01/15/2017	10,638	11,473
2.125%, 01/15/2019	8,824	9,795
2.000%, 01/15/2016	12,548	13,072
1.875%, 07/15/2019	10,160	11,279
1.625%, 01/15/2018	9,621	10,351
1.375%, 07/15/2018	9,489	10,223
0.125%, 04/15/2016	25,314	25,747
0.125%, 04/15/2017	28,497	29,152
0.125%, 04/15/2018	31,694	32,350
0.125%, 04/15/2019	21,369	21,753

Total U.S. Treasury Obligations (Cost $198,505) ($ Thousands)		198,378

Total Investments — 98.7% (Cost $198,505) ($ Thousands) †		$198,378

Percentages are based on Net Assets of $200,964 ($ Thousands).

†	At August 31, 2014, the tax basis cost of the Fund’s investments was $198,505 ($ Thousands), and the unrealized appreciation and depreciation were $555 ($ Thousands) and $(682) ($ Thousands), respectively.

As of August 31, 2014, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Limited Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 30.0%

Energy — 1.1%
CNOOC Nexen Finance
1.625%, 04/30/2017	$800	$799
Petrobras Global Finance
3.250%, 03/17/2017	750	767

		1,566

Financials — 22.6%
ABN AMRO Bank
1.375%, 01/22/2016 (A)	800	806
American Express Bank
6.000%, 09/13/2017	700	793
American Honda Finance MTN
1.200%, 07/14/2017	231	231
American International Group MTN
5.600%, 10/18/2016	800	874
Bank Nederlandse Gemeenten
0.625%, 07/18/2016 (A)	2,500	2,502
Bank of America
1.700%, 08/25/2017	320	320
1.500%, 10/09/2015	500	505
Bank of Montreal
1.300%, 07/15/2016	800	811
Bank of Nova Scotia
1.375%, 07/15/2016	800	810
Bank of Tokyo-Mitsubishi UFJ
1.550%, 09/09/2016 (A)	250	252
Branch Banking & Trust
1.050%, 12/01/2016	340	341
Capital One Bank USA
1.150%, 11/21/2016	800	801
Citigroup
1.250%, 01/15/2016	800	804
0.501%, 06/09/2016 (B)	600	597
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.711%, 03/18/2016 (B)	700	703
Credit Suisse USA
5.375%, 03/02/2016	807	862
Daimler Finance North America LLC
1.250%, 01/11/2016 (A)	700	705
0.920%, 08/01/2016 (A) (B)	500	505
Fifth Third Bank
0.900%, 02/26/2016	250	251
Ford Motor Credit LLC
1.500%, 01/17/2017	900	902
General Electric Capital MTN
5.625%, 09/15/2017	950	1,068
Genworth Financial
8.625%, 12/15/2016	700	808
Goldman Sachs Group
3.625%, 02/07/2016	800	831
HSBC USA
1.300%, 06/23/2017	250	251
Huntington National Bank
1.300%, 11/20/2016	800	803
JPMorgan Chase
3.450%, 03/01/2016	800	831
0.855%, 02/26/2016 (B)	400	402
KeyBank
1.100%, 11/25/2016	500	501

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KFW
2.000%, 06/01/2016	$2,500	$2,565
Manufacturers & Traders Trust
0.531%, 03/07/2016 (B)	500	499
Morgan Stanley MTN
4.750%, 03/22/2017	700	757
1.485%, 02/25/2016 (B)	510	517
MUFG Union Bank
1.500%, 09/26/2016	700	708
PNC Bank
1.150%, 11/01/2016	561	564
Prudential Financial MTN
4.750%, 09/17/2015	800	834
Royal Bank of Canada MTN
0.601%, 03/08/2016 (B)	900	903
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	1,000	999
SunTrust Banks
3.600%, 04/15/2016	800	835
Synchrony Financial
1.875%, 08/15/2017	290	292
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	800	826
Toyota Motor Credit MTN
1.250%, 10/05/2017	700	699
Volkswagen International Finance
2.375%, 03/22/2017 (A)	1,000	1,030
Wells Fargo MTN
2.625%, 12/15/2016	800	830
0.863%, 04/23/2018 (B)	600	606

		33,334

Health Care — 0.9%
Mylan
1.350%, 11/29/2016	700	701
Zoetis
1.150%, 02/01/2016	700	703

		1,404

Industrials — 1.4%
Caterpillar Financial Services MTN
0.475%, 02/26/2016 (B)	1,200	1,203
John Deere Capital MTN
2.250%, 06/07/2016	800	823

		2,026

Information Technology — 0.6%
Hewlett-Packard
3.000%, 09/15/2016	800	830

Materials — 0.9%
Freeport-McMoRan
1.400%, 02/13/2015	700	702
Xstrata Finance Canada
2.050%, 10/23/2015 (A)	700	708

		1,410

Telecommunication Services — 1.3%
British Telecommunications
1.625%, 06/28/2016	700	708
Verizon Communications
1.350%, 06/09/2017	590	590
0.631%, 06/09/2017 (B)	700	702

		2,000

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Limited Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.2%
Georgia Power
0.551%, 03/15/2016 (B)	$225	$225
Hydro-Quebec
1.375%, 06/19/2017	1,500	1,512

		1,737

Total Corporate Obligations (Cost $44,292) ($ Thousands)		44,307

ASSET-BACKED SECURITIES — 17.4%

Automotive — 12.4%
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	900	905
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,000	998
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	1,200	1,202
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,000	1,002
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	750	751
Carmax Auto Owner Trust, Ser 2013-2, Cl B
1.210%, 01/15/2019	500	495
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (A)	125	125
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	515	515
First Investors Auto Owner Trust, Ser 2014-2A, Cl A3
1.490%, 12/15/2017 (A)	750	750
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (A)	900	908
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A1
0.850%, 01/15/2018	750	751
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.505%, 08/15/2019 (B)	590	590
GE Dealer Floorplan Master Note Trust
0.556%, 04/20/2016	1,060	1,063
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A4
1.300%, 05/21/2018 (A)	1,140	1,141
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/2019	250	249
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A4
0.740%, 09/15/2015	1,051	1,052

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
1.130%, 11/15/2019	$325	$326
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A3
0.670%, 08/15/2018	1,000	998
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	594	595
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl C
1.940%, 06/15/2016	1,050	1,059
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/2018 (A)	355	358
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	800	803
Santander Drive Auto Receivables Trust, Ser 2013-A, Cl A3
1.020%, 02/15/2016 (A)	1,000	1,004
SMART Trust, Ser 2012-4US, Cl A4A
1.250%, 08/14/2018	135	135
Susquehanna Auto Receivables Trust, Ser 2014-1
1.000%, 02/15/2018	550	550

		18,325

Credit Cards — 2.8%
American Express Credit Account Master Trust, Ser 2008-2, Cl A
1.415%, 09/15/2020 (B)	1,120	1,156
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	775	777
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	550	544
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.255%, 02/15/2017 (B)	990	990
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A5
0.306%, 11/25/2016	400	400
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.606%, 07/17/2017 (A) (B)	300	300

		4,167

Mortgage Related Securities — 0.3%
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.155%, 08/25/2034 (B)	462	462

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Limited Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 1.9%
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl B3
2.140%, 05/15/2046 (A)	$1,000	$987
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (A)	730	731
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	316	316
MMAF Equipment Finance LLC, Ser 2011-A, Cl A3
1.270%, 09/15/2015 (A)	272	272
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.304%, 07/25/2023 (B)	405	404

		2,710

Total Asset-Backed Securities (Cost $25,671) ($ Thousands)		25,664

MORTGAGE-BACKED SECURITIES — 12.8%

Agency Mortgage-Backed Obligations — 6.9%
FHLMC
3.500%, 10/01/2025	391	413
FHLMC CMO, Ser 2004-2900, Cl PC
4.500%, 12/15/2019	804	849
FHLMC CMO, Ser 2014-4318, Cl LC
2.000%, 06/15/2038	520	517
FNMA
5.000%, 06/01/2019	169	182
4.506%, 06/01/2019	800	868
2.500%, 03/01/2027	318	323
1.220%, 08/01/2017	688	690
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	332	345
FNMA CMO, Ser 2009-70, Cl NL
3.000%, 08/25/2019	316	327
FNMA CMO, Ser 2011-141, Cl PV
4.000%, 08/25/2032	424	447
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	324	333
FNMA, Ser M4, Cl 2A2
1.965%, 02/25/2019	652	664
FNMA, Ser M5, Cl FA
0.521%, 01/25/2017 (B)	274	274
GNMA
2.000%, 08/20/2040	711	742
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	339	363
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	698	717
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	583	604

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-32, Cl CA
3.500%, 07/20/2040	$696	$727
GNMA, Ser 193, Cl AB
2.000%, 12/16/2049	857	859

		10,244

Non-Agency Mortgage-Backed Obligations — 5.9%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.955%, 06/15/2028 (A) (B)	1,250	1,249
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	670	682
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.399%, 07/15/2044 (B)	572	590
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	500	504
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	634	636
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV1
0.605%, 07/25/2034 (A) (B)	610	606
JPMBB Commercial Mortgage Securities Trust, Ser C22, Cl A1
1.451%, 06/15/2019	1,000	998
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (B)	225	232
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (B)	634	661
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	210	213
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	425	432
SAST, Ser 2006-1, Cl A2C
0.315%, 03/25/2036	553	539
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (B)	591	605
WFRBS Commercial Mortgage Trust, Ser 2011-C2A2
3.791%, 02/15/2044 (A)	700	722

		8,669

Total Mortgage-Backed Securities (Cost $18,913) ($ Thousands)		18,913

MUNICIPAL BONDS — 7.4%
California State, GO
3.950%, 11/01/2015	1,000	1,040
City of New York, GO
1.700%, 04/01/2017	1,020	1,035

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Schedule of Investments (Unaudited)

Limited Duration Bond Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia State, Electric Authority, RB
3.552%, 01/01/2017	$810	$853
Intermountain Power Agency, Ser B, RB
1.333%, 07/01/2017	250	250
Kentucky State, Property & Building Commission, Build America Project, RB
4.077%, 11/01/2015	600	623
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	500	500
New Jersey State, Economic Development Authority, Ser Q, RB
1.802%, 06/15/2017	1,000	1,001
Salt Lake City, Redevelopment Agency, Performing Arts Center Project, TA
3.000%, 04/01/2016	1,400	1,451
South Carolina State, Public Service Authority, Ser D, RB Callable 12/01/2014 @ 100
1.030%, 06/01/2015 (B)	1,000	1,002
State of Hawaii, Ser C, RB
0.700%, 01/01/2016	850	850
0.400%, 01/01/2015	420	420
State of Michigan, Ser A, GO
1.625%, 05/15/2017	1,000	1,013
Town of Babylon New York, GO
1.000%, 08/01/2015	890	894

Total Municipal Bonds (Cost $10,938) ($ Thousands)		10,932

SOVEREIGN DEBT — 5.0%
European Investment Bank
1.750%, 03/15/2017	2,000	2,042
Inter-American Development Bank MTN
0.875%, 11/15/2016	1,000	1,004
Province of British Columbia
1.200%, 04/25/2017	1,750	1,762

Province of Ontario
1.600%, 09/21/2016	2,500	2,544

Total Sovereign Debt (Cost $7,349) ($ Thousands)		7,352

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
FHLMC
2.100%, 10/16/2018	325	326

Total U.S. Government Agency Obligation (Cost $326) ($ Thousands)		326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) — 15.8%
U.S. Treasury Notes
1.500%, 06/30/2016	$2,950	$3,006
0.875%, 12/31/2016	5,625	5,650
0.625%, 11/30/2017	3,750	3,693
0.500%, 07/31/2016	5,300	5,303
0.500%, 07/31/2017	3,750	3,703
0.070%, 01/31/2016 (B)	2,000	2,000

Total U.S. Treasury Obligations (Cost $23,313) ($ Thousands)		23,355

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	1,152,706	1,153

Total Cash Equivalent (Cost $1,153) ($ Thousands)		1,153

Total Investments — 89.4% (Cost $131,955) ($ Thousands) † †		$132,002

Percentages are based on a Net Assets of $147,610 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2014.

†	Investment in Affiliated Security.

††	At August 31, 2014, the tax basis cost of the Fund’s investments was $131,955 ($ Thousands), and the unrealized appreciation and depreciation were $122 ($ Thousands) and $(75) ($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014.

(C)	The rate reported is the effective yield at time of purchase.

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$44,307	$—	$44,307
Asset-Backed Securities	—	25,664	—	25,664
Mortgage-Backed Securities	—	18,913	—	18,913
Municipal Bonds	—	10,932	—	10,932
Sovereign Debt	—	7,352	—	7,352
U.S. Government Agency Obligation	—	326	—	326
U.S. Treasury Obligations	—	23,355	—	23,355
Cash Equivalent	1,153	—	—	1,153

Total Investments in Securities	$1,153	$130,849	$—	$132,002

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 11.7%
Amazon.com *	34,500	$11,697
AutoNation *	5,600	304
AutoZone *	3,100	1,670
Bed Bath & Beyond *	19,700	1,266
Best Buy	27,600	880
BorgWarner	21,900	1,362
Cablevision Systems, Cl A	20,100	372
Carmax *	20,500	1,074
Carnival, Cl A	40,100	1,519
CBS, Cl B	47,843	2,837
Chipotle Mexican Grill, Cl A *	2,900	1,968
Coach	25,500	939
Comcast, Cl A	241,000	13,190
Darden Restaurants	12,300	582
Delphi Automotive	25,700	1,788
DIRECTV *	43,600	3,769
Discovery Communications, Cl A *	20,300	887
Discovery Communications, Cl C *	20,300	872
Dollar General *	28,200	1,804
Dollar Tree *	19,200	1,030
DR Horton	26,600	577
Expedia	9,200	790
Family Dollar Stores	8,900	710
Ford Motor	376,800	6,560
Fossil Group *	4,400	446
GameStop, Cl A	10,400	439
Gannett	20,900	706
Gap	24,200	1,117
Garmin	11,300	614
General Motors	122,300	4,256
Genuine Parts	14,400	1,263
Goodyear Tire & Rubber	27,200	706
Graham Holdings, Cl B	400	287
H&R Block	25,500	855
Harley-Davidson	21,100	1,341
Harman International Industries	6,300	725
Hasbro	10,800	569
Home Depot	126,700	11,846
Interpublic Group	39,400	769
Johnson Controls	61,800	3,016
Kohl’s	17,700	1,041
L Brands	22,800	1,456
Leggett & Platt	12,900	453
Lennar, Cl A	16,400	643
Lowe’s	92,800	4,873
Macy’s	33,500	2,087
Marriott International, Cl A	20,900	1,450
Mattel	31,100	1,073
McDonald’s	91,300	8,557
Michael Kors Holdings *	17,100	1,370
Mohawk Industries *	5,700	832
NetFlix *	5,600	2,675
Newell Rubbermaid	25,700	861
News *	44,800	790
NIKE, Cl B	68,600	5,389
Nordstrom	13,100	907
Omnicom Group	24,600	1,771
O’Reilly Automotive *	9,900	1,544
PetSmart	9,200	658
priceline.com *	4,900	6,097
PulteGroup	31,700	609
PVH	7,700	899

Description	Shares	Market Value ($ Thousands)

Ralph Lauren, Cl A	5,400	$914
Ross Stores	19,900	1,501
Scripps Networks Interactive, Cl A	10,000	797
Staples	60,100	702
Starbucks	71,900	5,595
Starwood Hotels & Resorts Worldwide	18,400	1,556
Target	58,900	3,538
Tiffany	10,300	1,040
Time Warner	84,000	6,470
Time Warner Cable, Cl A	25,900	3,831
TJX	65,100	3,881
Tractor Supply	12,900	864
TripAdvisor *	10,400	1,031
Twenty-First Century Fox, Cl A	176,000	6,234
Under Armour, Cl A *	15,100	1,032
Urban Outfitters *	10,300	410
VF	32,700	2,097
Viacom, Cl B	36,300	2,946
Walt Disney	149,300	13,419
Whirlpool	7,300	1,117
Wyndham Worldwide	11,500	931
Wynn Resorts	7,400	1,427
Yum! Brands	41,100	2,977

		197,747

Consumer Staples — 9.2%
Altria Group	183,300	7,897
Archer-Daniels-Midland	60,900	3,037
Avon Products	40,400	567
Brown-Forman, Cl B	15,500	1,436
Campbell Soup	16,600	744
Clorox	12,600	1,116
Coca-Cola	350,500	14,623
Coca-Cola Enterprises	22,500	1,075
Colgate-Palmolive	83,000	5,373
ConAgra Foods	39,200	1,262
Constellation Brands, Cl A *	15,700	1,367
Costco Wholesale	40,800	4,940
CVS Caremark	108,000	8,581
Dr. Pepper Snapple Group	18,300	1,151
Estee Lauder, Cl A	23,900	1,836
General Mills	56,900	3,037
Hershey	13,900	1,271
Hormel Foods	12,500	634
JM Smucker	9,400	964
Kellogg	23,700	1,540
Keurig Green Mountain	11,800	1,573
Kimberly-Clark	35,000	3,780
Kraft Foods Group	55,366	3,261
Kroger	47,400	2,417
Lorillard	33,600	2,006
McCormick	12,100	843
Mead Johnson Nutrition, Cl A	18,800	1,797
Molson Coors Brewing, Cl B	15,400	1,139
Mondelez International, Cl A	161,300	5,837
Monster Beverage *	12,600	1,114
PepsiCo	140,500	12,995
Philip Morris International	145,700	12,469
Procter & Gamble	251,400	20,894
Reynolds American	28,900	1,690
Safeway	21,800	758
Sysco	53,800	2,035
Tyson Foods, Cl A	25,600	974
Walgreen	83,800	5,072
Wal-Mart Stores	149,200	11,265

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Whole Foods Market	33,800	$1,323

		155,693

Energy — 10.2%
Anadarko Petroleum	47,000	5,296
Apache	35,700	3,635
Baker Hughes	40,600	2,807
Cabot Oil & Gas	38,800	1,301
Cameron International *	19,600	1,457
Chesapeake Energy	46,900	1,276
Chevron	176,900	22,900
Cimarex Energy	8,200	1,190
ConocoPhillips	113,500	9,219
CONSOL Energy	22,600	910
Denbury Resources	32,700	563
Devon Energy	35,700	2,693
Diamond Offshore Drilling	6,400	281
Ensco, Cl A	21,700	1,095
EOG Resources	52,100	5,725
EQT	14,100	1,397
Exxon Mobil	399,700	39,754
FMC Technologies *	21,900	1,354
Halliburton	78,600	5,314
Helmerich & Payne	10,100	1,061
Hess	24,300	2,457
Kinder Morgan	62,177	2,503
Marathon Oil	63,400	2,643
Marathon Petroleum	27,100	2,466
Murphy Oil	16,000	1,000
Nabors Industries	24,300	661
National Oilwell Varco	39,900	3,449
Newfield Exploration *	14,200	637
Noble	23,600	672
Noble Energy	33,400	2,410
Occidental Petroleum	72,500	7,520
ONEOK	19,200	1,348
Peabody Energy	25,200	400
Phillips 66	52,600	4,577
Pioneer Natural Resources	13,300	2,775
QEP Resources	16,800	598
Range Resources	15,500	1,218
Schlumberger	120,700	13,234
Southwestern Energy *	32,500	1,338
Spectra Energy	62,800	2,616
Tesoro	12,000	777
Transocean	32,500	1,256
Valero Energy	49,600	2,685
Williams	68,700	4,084

		172,552

Financials — 15.6%
ACE	31,400	3,339
Affiliated Managers Group *	5,000	1,056
Aflac	41,800	2,560
Allstate	41,100	2,527
American Express	83,900	7,513
American International Group	133,300	7,473
American Tower, Cl A ‡	36,800	3,628
Ameriprise Financial	17,700	2,226
Aon	27,600	2,406
Apartment Investment & Management, Cl A ‡	13,600	466
Assurant	6,300	421
AvalonBay Communities ‡	11,200	1,726
Bank of America	975,700	15,699
Bank of New York Mellon	106,100	4,157
BB&T	66,500	2,482
Berkshire Hathaway, Cl B *	167,300	22,962

Description	Shares	Market Value ($ Thousands)

BlackRock, Cl A	11,641	$3,848
Boston Properties ‡	14,500	1,761
Capital One Financial	53,200	4,366
CBRE Group, Cl A *	25,800	820
Charles Schwab	108,900	3,105
Chubb	22,800	2,096
Cincinnati Financial	13,700	659
Citigroup	281,700	14,550
CME Group, Cl A	29,400	2,251
Comerica	16,900	851
Crown Castle International ‡	31,300	2,489
Discover Financial Services	43,400	2,707
E*TRADE Financial *	26,700	594
Equity Residential ‡	31,200	2,074
Essex Property Trust ‡	5,800	1,122
Fifth Third Bancorp	79,100	1,614
Franklin Resources	37,500	2,119
General Growth Properties ‡	48,500	1,192
Genworth Financial, Cl A *	45,000	639
Goldman Sachs Group	38,300	6,860
Hartford Financial Services Group	41,100	1,523
HCP ‡	43,400	1,881
Health Care ‡	28,900	1,953
Host Hotels & Resorts ‡	72,300	1,650
Hudson City Bancorp	44,300	437
Huntington Bancshares	77,000	758
IntercontinentalExchange Group	10,669	2,016
Invesco	40,200	1,642
JPMorgan Chase	351,600	20,903
KeyCorp	82,200	1,119
Kimco Realty ‡	38,200	897
Legg Mason	9,300	459
Leucadia National	29,500	735
Lincoln National	24,500	1,348
Loews	28,400	1,242
M&T Bank	12,200	1,508
Macerich ‡	13,900	908
Marsh & McLennan	51,100	2,713
McGraw-Hill	25,500	2,069
MetLife	107,400	5,879
Moody’s	17,500	1,637
Morgan Stanley	134,300	4,608
NASDAQ OMX Group	11,000	478
Navient	39,300	705
Northern Trust	20,700	1,436
People’s United Financial	28,900	432
Plum Creek Timber ‡	16,400	666
PNC Financial Services Group	49,700	4,212
Principal Financial Group	25,500	1,384
Progressive	50,700	1,268
Prologis ‡	46,500	1,904
Prudential Financial	43,000	3,857
Public Storage ‡	13,500	2,365
Regions Financial	132,800	1,348
Simon Property Group ‡	28,900	4,914
SunTrust Banks	50,400	1,919
T. Rowe Price Group	24,400	1,976
Torchmark	12,300	671
Travelers	32,300	3,059
Unum Group	23,900	867
US Bancorp	167,100	7,065
Ventas ‡	27,000	1,776
Vornado Realty Trust ‡	16,300	1,726
Wells Fargo	445,400	22,911
Weyerhaeuser ‡	45,019	1,528
XL Group, Cl A	24,500	837

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Zions Bancorporation	17,300	$504

		264,051

Health Care — 13.4%
Abbott Laboratories	143,300	6,053
AbbVie	146,800	8,115
Actavis *	25,051	5,686
Aetna	33,218	2,728
Agilent Technologies	31,500	1,800
Alexion Pharmaceuticals *	18,400	3,115
Allergan	27,700	4,534
AmerisourceBergen	21,500	1,664
Amgen	70,000	9,757
Baxter International	50,500	3,786
Becton Dickinson	18,000	2,109
Biogen Idec *	21,900	7,513
Boston Scientific *	122,700	1,556
Bristol-Myers Squibb	152,900	7,744
C.R. Bard	7,600	1,128
Cardinal Health	31,600	2,329
CareFusion *	18,700	858
Celgene *	73,800	7,012
Cerner *	27,500	1,586
Cigna	25,000	2,365
Covidien	41,900	3,638
DaVita *	16,500	1,232
Dentsply International	13,200	630
Edwards Lifesciences *	9,600	953
Eli Lilly	94,000	5,975
Express Scripts Holding *	71,900	5,315
Gilead Sciences *	142,400	15,319
Hospira *	15,500	833
Humana	14,200	1,828
Intuitive Surgical *	3,500	1,645
Johnson & Johnson	263,100	27,291
Laboratory Corp of America Holdings *	7,700	826
Mallinckrodt *	10,600	864
McKesson	21,400	4,174
Medtronic	95,300	6,085
Merck	274,000	16,470
Mylan Laboratories *	34,800	1,691
Patterson	7,600	306
PerkinElmer	12,000	538
Perrigo	12,400	1,844
Pfizer	592,096	17,402
Quest Diagnostics	13,100	828
Regeneron Pharmaceuticals *	7,400	2,594
St. Jude Medical	26,600	1,745
Stryker	27,500	2,291
Tenet Healthcare *	9,100	557
Thermo Fisher Scientific	37,100	4,460
UnitedHealth Group	90,400	7,836
Varian Medical Systems *	9,700	825
Vertex Pharmaceuticals *	22,300	2,087
Waters *	7,900	817
WellPoint	26,000	3,029
Zimmer Holdings	15,600	1,549
Zoetis, Cl A	47,167	1,672

		226,587

Industrials — 10.0%
3M	57,400	8,266
ADT	18,300	674
Allegion	8,333	429
Ametek	23,700	1,255
Boeing	61,900	7,849
C.H. Robinson Worldwide	13,800	942

Description	Shares	Market Value ($ Thousands)

Caterpillar	59,500	$6,490
Cintas	10,400	688
CSX	93,900	2,902
Cummins	15,800	2,293
Danaher	56,000	4,290
Deere	33,800	2,842
Delta Air Lines	78,900	3,123
Dover	15,600	1,371
Dun & Bradstreet	3,500	411
Eaton	44,301	3,093
Emerson Electric	65,300	4,180
Equifax	11,400	898
Expeditors International of Washington	18,500	764
Fastenal	25,400	1,150
FedEx	25,800	3,815
Flowserve	12,800	971
Fluor	15,200	1,123
General Dynamics	30,300	3,734
General Electric	932,000	24,213
Honeywell International	72,100	6,866
Illinois Tool Works	35,300	3,114
Ingersoll-Rand	23,500	1,415
Iron Mountain	15,827	569
Jacobs Engineering Group *	12,300	663
Joy Global	9,300	587
Kansas City Southern	10,200	1,177
L-3 Communications Holdings	8,000	880
Lockheed Martin	24,800	4,315
Masco	33,200	779
Nielsen Holdings	28,200	1,325
Norfolk Southern	28,800	3,082
Northrop Grumman	19,800	2,519
Paccar	33,000	2,073
Pall	10,200	861
Parker Hannifin	13,900	1,605
Pentair	18,346	1,249
Pitney Bowes	18,800	509
Precision Castparts	13,500	3,295
Quanta Services *	20,300	738
Raytheon	29,100	2,803
Republic Services, Cl A	24,900	979
Robert Half International	13,000	653
Rockwell Automation	12,900	1,504
Rockwell Collins	12,600	970
Roper Industries	9,200	1,385
Ryder System	4,900	443
Snap-on	5,300	662
Southwest Airlines	66,600	2,132
Stanley Black & Decker	14,400	1,318
Stericycle *	7,900	939
Textron	26,300	999
Tyco International	43,600	1,945
Union Pacific	83,700	8,811
United Parcel Service, Cl B	67,100	6,531
United Technologies	77,900	8,412
Waste Management	40,900	1,921
WW Grainger	5,900	1,453
Xylem	17,100	637

		169,884

Information Technology — 19.0%
Accenture, Cl A	58,900	4,774
Adobe Systems *	43,300	3,113
Akamai Technologies *	17,500	1,057
Alliance Data Systems *	5,000	1,323
Altera	28,400	1,004

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Amphenol, Cl A	15,100	$1,555
Analog Devices	29,700	1,518
Apple	561,500	57,554
Applied Materials	113,200	2,615
Autodesk *	21,200	1,137
Automatic Data Processing	44,800	3,740
Avago Technologies, Cl A	23,400	1,921
Broadcom, Cl A	52,100	2,052
CA	29,700	839
Cisco Systems	474,400	11,855
Citrix Systems *	15,600	1,096
Cognizant Technology Solutions, Cl A *	56,600	2,588
Computer Sciences	13,100	783
Corning	121,700	2,539
eBay *	108,900	6,044
Electronic Arts *	29,300	1,109
EMC	190,400	5,623
F5 Networks *	7,000	869
Facebook, Cl A *	159,300	11,919
Fidelity National Information Services	26,700	1,515
First Solar *	6,800	474
Fiserv *	23,200	1,496
FLIR Systems	13,200	446
Google, Cl A *	26,300	15,316
Google, Cl C *	26,300	15,033
Harris	9,900	707
Hewlett-Packard	172,100	6,540
Intel	461,900	16,130
International Business Machines	88,300	16,980
Intuit	26,400	2,196
Jabil Circuit	17,200	371
Juniper Networks	44,400	1,030
Kla-Tencor	15,400	1,177
Lam Research	14,687	1,056
Linear Technology	23,000	1,038
Mastercard, Cl A	92,500	7,012
Microchip Technology	19,800	967
Micron Technology *	99,600	3,247
Microsoft	699,200	31,765
Motorola Solutions	21,000	1,247
NetApp	30,000	1,265
Nvidia	51,800	1,008
Oracle	318,200	13,215
Paychex	30,100	1,254
Qualcomm	156,300	11,894
Red Hat *	17,600	1,072
Salesforce.com *	52,100	3,079
SanDisk	21,000	2,057
Seagate Technology	30,400	1,902
Symantec	63,900	1,551
TE Connectivity	38,000	2,382
Teradata *	14,700	671
Texas Instruments	100,400	4,837
Total System Services	17,600	554
VeriSign *	12,600	719
Visa, Cl A	46,500	9,882
Western Digital	19,700	2,029
Western Union	49,200	860
Xerox	100,400	1,387
Xilinx	25,000	1,056
Yahoo! *	87,100	3,354

		320,398

Materials — 3.5%
Air Products & Chemicals	19,700	2,624

Description	Shares	Market Value ($ Thousands)

Airgas	6,200	$684
Alcoa	109,000	1,811
Allegheny Technologies	10,100	426
Avery Dennison	8,900	428
Ball	12,700	814
Bemis	9,400	383
CF Industries Holdings	5,000	1,288
Dow Chemical	114,900	6,153
E.I. du Pont de Nemours	87,700	5,798
Eastman Chemical	14,000	1,155
Ecolab	25,100	2,882
FMC	12,400	820
Freeport-McMoRan Copper & Gold, Cl B	96,600	3,513
International Flavors & Fragrances	7,400	752
International Paper	41,400	2,006
LyondellBasell Industries, Cl A	38,600	4,414
Martin Marietta Materials	5,500	720
MeadWestvaco	15,200	654
Monsanto	50,000	5,783
Mosaic	30,100	1,438
Newmont Mining	46,400	1,257
Nucor	29,200	1,586
Owens-Illinois *	14,500	446
PPG Industries	12,900	2,656
Praxair	27,200	3,578
Sealed Air	18,100	653
Sherwin-Williams	7,900	1,723
Sigma-Aldrich	11,600	1,206
Vulcan Materials	11,800	748

		58,399

Telecommunication Services — 2.3%
AT&T	481,600	16,837
CenturyLink	53,900	2,209
Frontier Communications	93,200	634
Verizon Communications	384,500	19,156
Windstream Holdings	55,000	621

		39,457

Utilities — 3.0%
AES	61,400	932
AGL Resources	10,900	581
Ameren	22,600	904
American Electric Power	45,700	2,454
Centerpoint Energy	42,100	1,046
CMS Energy	25,100	767
Consolidated Edison	26,900	1,557
Dominion Resources	54,100	3,799
DTE Energy	16,500	1,291
Duke Energy	65,830	4,871
Edison International	31,000	1,833
Entergy	17,000	1,316
Exelon	79,900	2,670
FirstEnergy	39,100	1,339
Integrys Energy Group	7,400	502
NextEra Energy	41,900	4,125
NiSource	29,300	1,162
Northeast Utilities	29,400	1,349
NRG Energy	32,700	1,007
Pepco Holdings	23,200	639
PG&E	43,200	2,008
Pinnacle West Capital	10,100	575
PPL	59,500	2,060
Public Service Enterprise Group	47,900	1,791
SCANA	14,300	743
Sempra Energy	21,200	2,247

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2014

Description	Shares/Contracts	Market Value ($ Thousands)

Southern	82,900	$3,681
TECO Energy	26,400	478
Wisconsin Energy	21,000	952
Xcel Energy	46,700	1,497

		50,176

Total Common Stock (Cost $1,246,446) ($ Thousands)		1,654,944

EXCHANGE TRADED FUND — 0.4%
SPDR S&P 500	33,347	6,693

Total Exchange Traded Fund (Cost $5,974) ($ Thousands)		6,693

Total Investments — 98.3% (Cost $1,252,420) ($ Thousands) †		$1,661,637

PURCHASED OPTIONS — 0.3%
CBOE Volatility Index, Expires 12/17/2014, Strike Price: $40 *	20,000	$400
EUR Currency Option Put, Expires 10/07/2014, Strike Price: $1.32 *	332,707,758	4,266

Total Purchased Options (Cost $1,626) ($ Thousands)		$4,666

A list of the open forward foreign currency contracts held by the Fund at August 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
10/23/2014	EUR	539,690	USD	730,230	$19,174

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barclays PLC	$(172,536)	$177,259	$4,723
Royal Bank of Scotland	(172,536)	177,253	4,717
Societe Generale	(193,448)	198,482	5,034
UBS	(172,536)	177,236	4,700

			$19,174

For the period ended August 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,690,430 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

†	At August 31, 2014, the tax basis cost of the Fund’s investments was $1,252,420 ($ Thousands), and the unrealized appreciation and depreciation were $414,991 ($ Thousands) and $(5,774) ($ Thousands), respectively.

CBOE — Chicago Board Options Exchange

Cl — Class

EUR — Euro

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

USD — U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,654,944	$—	$—	$1,654,944
Exchange Traded Fund	6,693	—	—	6,693

Total Investments in Securities	$1,661,637	$—	$—	$1,661,637

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$4,666	$—	$—	$4,666
Forwards Contracts *
Unrealized Appreciation	—	19,174	—	19,174

Total Other Financial Instruments	$4,666	$19,174	$—	$23,840

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 28.3%

Consumer Discretionary — 0.3%
Cablevision Systems, Cl A	70,900	$1,312
Thomson Reuters	28,300	1,073

		2,385

Consumer Staples — 4.7%
Andersons	2,500	172
Archer-Daniels-Midland	3,100	155
Cal-Maine Foods	3,900	308
Coca-Cola	13,100	546
Costco Wholesale	17,100	2,070
CVS Caremark (F)	39,600	3,146
Dr. Pepper Snapple Group (F)	52,700	3,316
Kimberly-Clark (F)	29,500	3,186
Kroger	2,800	143
Lorillard (F)	51,800	3,092
Molson Coors Brewing, Cl B	8,500	629
Monster Beverage * (F)	21,800	1,927
Omega Protein *	22,200	335
Pantry *	4,000	85
PepsiCo	21,800	2,016
Philip Morris International	500	43
Pilgrim’s Pride *	73,000	2,180
Procter & Gamble	26,600	2,211
Sanderson Farms	41,500	3,873
Tyson Foods, Cl A (F)	98,000	3,730

		33,163

Energy — 6.2%
Basic Energy Services *	31,700	767
Cameron International *	25,100	1,866
Chevron (F)	13,970	1,808
Cimarex Energy	8,320	1,208
Comstock Resources	11,200	273
ConocoPhillips (F)	69,660	5,658
EOG Resources (F)	43,480	4,778
Exxon Mobil (F)	61,600	6,127
Halliburton	6,620	448
Helmerich & Payne	2,600	273
Hess	22,500	2,275
Matrix Service *	12,200	344
Murphy Oil	5,400	337
Nabors Industries	157,140	4,276
Noble Energy	1	—
Occidental Petroleum	3,425	355
Patterson-UTI Energy	37,500	1,295
Pioneer Energy Services *	65,900	1,014
Schlumberger	1,010	111
SM Energy (F)	48,500	4,318
Superior Energy Services	65,000	2,330
Whiting Petroleum * (F)	46,520	4,311
WPX Energy *	10,000	266

		44,438

Financials — 3.4%
Alleghany *	9,200	3,966
Altisource Residential, Cl B ‡	7,100	174
American Financial Group	13,600	816
American Tower, Cl A ‡	8,700	858
Annaly Capital Management ‡	351,000	4,177
Armada Hoffler Properties ‡	14,327	138
Capstead Mortgage ‡	7,600	100
Comerica	5,100	257

Description	Shares	Market Value ($ Thousands)

Corporate Office Properties Trust ‡	1,146	$32
Cousins Properties ‡	92,698	1,176
Ellington Residential Mortgage ‡	5,700	100
Goldman Sachs Group	1,200	215
Host Hotels & Resorts ‡	17,800	406
Invesco	3,200	131
Lazard, Cl A	20,500	1,120
Mortgage Investment Trust ‡	53,200	1,062
Principal Financial Group	64,300	3,491
Prologis ‡	42,016	1,720
Resource Capital ‡	54,100	292
Ryman Hospitality Properties ‡	20,600	1,025
Senior Housing Properties Trust ‡	19,740	460
SL Green Realty ‡	17,320	1,894
Sovran Self Storage ‡	3,390	262
Western Asset Mortgage Capital ‡	13,300	202

		24,074

Health Care — 7.4%
AbbVie (F)	37,100	2,051
Affymetrix *	54,400	472
Alexion Pharmaceuticals *	5,300	897
Allergan	18,300	2,995
Amgen	8,300	1,157
Boston Scientific * (F)	171,200	2,171
Cigna	37,000	3,500
Edwards Lifesciences *	15,400	1,529
Gilead Sciences * (F)	58,100	6,250
Health Net *	86,600	4,087
Hospira *	8,400	451
Illumina * (F)	19,400	3,480
Johnson & Johnson (F)	59,200	6,141
Laboratory Corp of America Holdings *	6,600	708
Magellan Health Services *	22,300	1,246
McKesson	10,300	2,009
PAREXEL International *	49,000	2,766
PDL BioPharma	273,000	2,755
PharMerica *	28,300	704
Quintiles Transnational Holdings *	16,700	937
Symmetry Medical *	4,800	44
Team Health Holdings *	3,600	211
United Therapeutics *	19,500	2,298
Universal Health Services, Cl B	14,700	1,682
WellPoint	18,500	2,155

		52,696

Industrials — 1.4%
Enphase Energy *	18,400	259
Heidrick & Struggles International	2,400	52
Huntington Ingalls Industries	21,900	2,236
Lockheed Martin (F)	12,700	2,210
Southwest Airlines (F)	121,700	3,896
Spirit Aerosystems Holdings, Cl A *	1,900	73
Trinity Industries	25,300	1,224

		9,950

Information Technology — 2.9%
Amdocs	1,600	75

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AVG Technologies *	68,500	$1,202
Broadridge Financial Solutions	16,300	693
Constant Contact *	19,600	611
Convergys	34,100	655
DST Systems	24,000	2,227
Electronic Arts *	108,800	4,117
Euronet Worldwide *	1,100	59
Facebook, Cl A *	36,600	2,738
Forrester Research	1,100	43
Gartner *	2,900	216
LogMeIn *	53,400	2,258
Manhattan Associates *	55,100	1,591
Netscout Systems *	11,500	530
Take-Two Interactive Software *	121,400	2,854
WebMD Health, Cl A *	18,900	914

		20,783

Telecommunication Services — 1.1%
Verizon Communications (F)	161,300	8,036

Utilities — 0.9%
AGL Resources	71,600	3,817
Entergy	33,100	2,562

		6,379

Total Common Stock (Cost $185,561) ($ Thousands)		201,904

CORPORATE OBLIGATIONS — 4.5%

Consumer Discretionary — 0.4%
21st Century Fox America
6.150%, 02/15/2041	$75	92
4.500%, 02/15/2021	90	99
4.000%, 10/01/2023	117	123
3.000%, 09/15/2022	420	415
CBS
5.750%, 04/15/2020	145	167
Comcast
6.450%, 03/15/2037	40	52
Dana Holdings
6.000%, 09/15/2023	91	97
DIRECTV Holdings
4.600%, 02/15/2021	60	66
3.800%, 03/15/2022	110	115
DIRECTV Holdings LLC
5.200%, 03/15/2020	49	55
4.450%, 04/01/2024	174	187
Goodyear Tire & Rubber
8.250%, 08/15/2020	161	175
KB Home
4.750%, 05/15/2019	294	294
Omnicom Group
3.625%, 05/01/2022	58	60
Sabre
8.500%, 05/15/2019 (A)	321	351
Sirius XM Radio
4.625%, 05/15/2023 (A)	254	245
Time Warner
4.700%, 01/15/2021	130	144
Time Warner Cable
4.125%, 02/15/2021	65	70
Viacom
3.875%, 04/01/2024	267	273

		3,080

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.3%
Altria Group
4.750%, 05/05/2021	$215	$239
Bunge Finance
4.100%, 03/15/2016	125	131
Grupo Bimbo
3.875%, 06/27/2024 (A)	553	558
Hertz
6.750%, 04/15/2019	38	40
Kroger
3.400%, 04/15/2022	452	460
Reynolds American
3.250%, 11/01/2022	107	105
Tyson Foods
3.950%, 08/15/2024	550	563
2.650%, 08/15/2019	169	171

		2,267

Energy — 1.0%
Access Midstream Partners
4.875%, 03/15/2024	349	367
Cimarex Energy
5.875%, 05/01/2022	54	59
4.375%, 06/01/2024	261	271
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	332	345
DCP Midstream
4.750%, 09/30/2021 (A)	75	80
Diamond Offshore Drilling
4.875%, 11/01/2043	301	308
Ecopetrol
5.875%, 05/28/2045	252	272
Energy Transfer Partners
5.200%, 02/01/2022	465	513
4.650%, 06/01/2021	85	92
Enterprise Products Operating
5.200%, 09/01/2020	110	125
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
3.950%, 09/01/2022	536	546
Marathon Petroleum
5.125%, 03/01/2021	47	53
Nabors Industries
5.100%, 09/15/2023	110	122
Noble Energy
8.250%, 03/01/2019	174	218
4.150%, 12/15/2021	340	365
ONEOK
4.250%, 02/01/2022	111	111
Paragon Offshore
7.250%, 08/15/2024 (A)	323	296
6.750%, 07/15/2022 (A)	56	51
Regency Energy Partners
4.500%, 11/01/2023	72	73
Reliance Holdings USA
5.400%, 02/14/2022 (A)	966	1,066
SM Energy
6.500%, 01/01/2023	35	38
Transocean
6.500%, 11/15/2020	455	515
6.375%, 12/15/2021	2	2
Valero Energy
6.125%, 02/01/2020	149	175

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams Partners
4.000%, 11/15/2021	$150	$157
3.900%, 01/15/2025	176	178
3.350%, 08/15/2022	485	484

		6,932

Financials — 1.3%
American International Group
6.400%, 12/15/2020	60	72
5.600%, 10/18/2016	60	66
4.875%, 06/01/2022	410	460
American Tower ‡
5.050%, 09/01/2020	145	160
4.700%, 03/15/2022	230	247
3.500%, 01/31/2023	110	108
Bank of America MTN
4.200%, 08/26/2024	471	478
Barclays Bank
7.750%, 04/10/2023 (B)	321	357
6.860%, 09/29/2049	106	118
Ford Motor Credit
4.375%, 08/06/2023	260	278
Ford Motor Credit LLC
5.875%, 08/02/2021	200	235
Goldman Sachs Group MTN
1.833%, 11/29/2023 (B)	595	612
Hartford Financial Services Group
5.500%, 03/30/2020	80	92
5.125%, 04/15/2022	335	383
HCP ‡
5.375%, 02/01/2021	205	233
Health Care ‡
5.250%, 01/15/2022	540	607
Healthcare Realty Trust ‡
5.750%, 01/15/2021	320	362
Host Hotels & Resorts ‡
5.250%, 03/15/2022	70	78
HSBC Finance
6.676%, 01/15/2021	60	72
International Lease Finance
5.875%, 04/01/2019	249	272
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	583	588
JPMorgan Chase
6.400%, 05/15/2038	40	52
Lincoln National
4.200%, 03/15/2022	110	118
Lloyds Banking Group
7.500%, 12/01/2099 (B)	371	389
MetLife
7.717%, 02/15/2019	50	62
5.700%, 06/15/2035	65	79
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	631	667
Morgan Stanley MTN
5.500%, 07/28/2021	168	193
4.750%, 03/22/2017	40	43
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	18	19
Nationwide Financial Services
5.375%, 03/25/2021 (A)	320	362
PNC Bank
3.800%, 07/25/2023	460	479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Financial
5.625%, 06/15/2043 (B)	$290	$311
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (A) (B)	240	252
SLM MTN
7.250%, 01/25/2022	15	17
Turkiye Garanti Bankasi MTN
4.750%, 10/17/2019 (A)	309	311

		9,232

Health Care — 0.1%
Actavis Funding SCS
3.850%, 06/15/2024 (A)	241	244
CHS
5.125%, 08/15/2018	144	150
Humana
6.450%, 06/01/2016	115	126
Thermo Fisher Scientific
4.150%, 02/01/2024	276	291

		811

Industrials — 0.1%
CSX
4.750%, 05/30/2042	320	344
Republic Services
3.800%, 05/15/2018	130	139

		483

Information Technology — 0.1%
Baidu
2.750%, 06/09/2019	293	294
Intel
4.800%, 10/01/2041	95	103
Seagate HDD Cayman
4.750%, 01/01/2025 (A)	343	350
Total System Services
2.375%, 06/01/2018	90	89

		836

Materials — 0.6%
Dow Chemical
4.375%, 11/15/2042	39	38
4.250%, 11/15/2020	65	71
3.000%, 11/15/2022	425	419
Glencore Funding LLC
3.125%, 04/29/2019 (A)	1,455	1,484
International Paper
4.750%, 02/15/2022	415	459
3.650%, 06/15/2024	94	94
NOVA Chemicals
5.250%, 08/01/2023 (A)	339	365
Novelis
8.375%, 12/15/2017	76	80
OCP
5.625%, 04/25/2024 (A)	297	314
Sealed Air
5.250%, 04/01/2023 (A)	204	209
Yamana
4.950%, 07/15/2024 (A)	759	776

		4,309

Telecommunication Services — 0.4%
AT&T
5.350%, 09/01/2040	113	126
3.000%, 02/15/2022	485	487

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reed Elsevier Capital
8.625%, 01/15/2019	$455	$572
Sprint
7.875%, 09/15/2023 (A)	245	263
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	520	531
Univision Communications
6.875%, 05/15/2019 (A)	276	292
Verizon Communications
7.350%, 04/01/2039	125	174
3.850%, 11/01/2042	323	292

		2,737

Utilities — 0.2%
AES
7.375%, 07/01/2021	318	364
Berkshire Hathaway Energy
6.125%, 04/01/2036	275	351
CMS Energy
5.050%, 03/15/2022	52	59
Constellation Energy Group
5.150%, 12/01/2020	26	29
NRG Energy
6.250%, 05/01/2024 (A)	243	251
Pacific Gas & Electric
4.500%, 12/15/2041	65	68

		1,122

Total Corporate Obligations (Cost $30,774) ($ Thousands)		31,809

MORTGAGE-BACKED SECURITIES — 4.4%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	964	961
FNMA
4.000%, 05/01/2044	1,501	1,603

		2,564

Non-Agency Mortgage-Backed Obligations — 4.0%
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036 (A)	627	559
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036 (A)	385	355
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)	1,384	1,530
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	78	84
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW12, Cl A4
5.898%, 09/11/2038 (B)	1,054	1,125
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036 (A)	563	525
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036 (A)	203	189

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.975%, 03/15/2049 (B)	$160	$170
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	1,466	1,434
COMM Mortgage Trust, Ser 2014-KYO, Cl A
1.053%, 06/11/2027 (A) (B)	663	664
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.305%, 06/15/2034 (A) (B)	589	588
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.013%, 12/10/2049 (B)	1,258	1,398
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,263	1,367
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	262
Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	432	376
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.658%, 02/25/2047 (A) (B)	194	162
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.963%, 05/15/2046 (B)	162	178
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.340%, 12/25/2036 (A) (B)	340	210
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.851%, 12/05/2031 (A) (B)	140	140
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	180	177
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.402%, 11/25/2023 (A) (B)	785	843
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.005%, 04/25/2024 (A) (B)	389	387
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M3
3.755%, 04/25/2024 (A) (B)	269	274
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.152%, 08/25/2024 (A) (B)	890	924
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036 (A)	163	138

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M2
4.552%, 01/25/2024 (A) (B)	$405	$442
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.355%, 07/25/2024 (A) (B)	380	378
GS Mortgage Securites, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (A) (B)	232	229
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (B)	215	225
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (A) (B)	1,485	1,481
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	275	278
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.400%, 03/25/2035 (A) (B)	176	158
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.275%, 07/25/2036 (A) (B)	193	149
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.350%, 10/25/2036 (A) (B)	205	177
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN, Cl A
0.952%, 06/15/2029 (A) (B)	923	922
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	189	189
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.895%, 02/12/2049 (B)	100	108
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.207%, 02/15/2051 (B)	75	83
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,191	1,299
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	734	812
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	1,259	1,284
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	1,275	1,395
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	301	326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	$254	$276
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (A)	533	536
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	194	209
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	720	771
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	330
PFP III, Ser 2014-1, Cl A
1.322%, 06/14/2031 (A) (B)	712	713
RSO, Ser 2014-CRE2, Cl A
1.253%, 04/15/2032	409	409
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	98
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	190
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	285
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	568

		28,379

Total Mortgage-Backed Securities (Cost $30,879) ($ Thousands)		30,943

ASSET-BACKED SECURITIES — 3.4%

Automotive — 2.3%
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	260	261
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,052
Ally Master Owner Trust, Ser 2014-2, Cl A
0.525%, 01/16/2018 (B)	342	342
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	122	122
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	22	22
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	540	540
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	335	336

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	$363	$363
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	710	729
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (A)	1,119	1,122
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.551%, 09/15/2017 (A) (B)	425	426
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	734	732
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	151	151
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	685	688
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	161
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	77	78
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	568	570
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (A)	549	547
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	357	357
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	39	39
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	63	63
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	299	300
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (A)	330	330
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	63	63
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	137	127
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	60	55
Ford Auto Securitization Trust, Ser 2014-R2A, Cl A1
1.353%, 03/15/2016 (A)	465	428

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	$100	$100
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.852%, 02/15/2017 (A) (B)	450	453
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	246	246
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.531%, 01/15/2018 (B)	257	257
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	770	770
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.639%, 06/20/2017 (B)	255	255
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	340	340
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.700%, 12/10/2027 (A) (B)	676	677
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	715	715
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/2016 (A)	9	9
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	542	542
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	200	200
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (A)	342	343
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	707	734
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	313	314
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	510	512
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	223	224

		16,695

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	$270	$270
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.515%, 12/16/2019 (B)	416	417
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.505%, 03/16/2020 (B)	500	500
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	630	631
First National Master Note Trust, Ser 2013-2, Cl A
0.681%, 10/15/2019 (B)	561	563
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	160
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.531%, 12/15/2019 (B)	705	706
World Financial Network Credit Card Master Trust, Ser 2014-B, Cl A
0.610%, 07/15/2019	582	582

		3,829

Other Asset-Backed Securities — 0.6%
BHMS, Ser 2014-ATLS
3.600%, 07/01/2033	905	908
CGRBS, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	285	289
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	10	10
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	39	39
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	221	221
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	720	720
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.536%, 07/20/2019 (B)	962	962
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (A)	750	750
GSAA Trust, Ser 2006-5, Cl 2A3
0.420%, 03/25/2036 (B)	239	167

		4,066

Total Asset-Backed Securities (Cost $24,558) ($ Thousands)		24,590

FOREIGN BONDS — 1.9%
Asciano Finance
5.000%, 04/07/2018 (A)	130	141
Baidu
3.250%, 08/06/2018	585	606

Description	Face Amount (1) ($ Thousands)		Market Value ($ Thousands)

Bank of Ireland
2.062%, 09/22/2015 (A) (B)	CAD	425	$377
Barclays Bank
6.625%, 03/30/2022	EUR	145	243
Basell Finance
8.100%, 03/15/2027 (A)		70	95
BNP Paribas
5.186%, 06/29/2049 (A) (B)		165	167
BPCE
5.700%, 10/22/2023 (A)		438	485
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)		280	281
CNOOC Finance
3.000%, 05/09/2023		320	304
Comcel Trust
6.875%, 02/06/2024 (A)		315	347
Credit Agricole
7.875%, 01/23/2024 (A) (B)		216	233
Credit Suisse
6.500%, 08/08/2023 (A)		457	500
Danske Bank
5.684%, 12/31/2049 (B)	GBP	182	316
Delhaize Group
6.500%, 06/15/2017		115	129
Deutsche Telekom International Finance
4.875%, 03/06/2042 (A)		355	378
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)		296	311
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (A) (C)		200	214
HBOS Capital Funding
4.939%, 05/29/2049 (B)	EUR	317	418
ING Bank
2.000%, 09/25/2015 (A)		220	223
KazMunayGas National
7.000%, 05/05/2020 (A)		120	139
Korea National Oil
3.125%, 04/03/2017 (A)		200	208
Marfrig Overseas
9.500%, 05/04/2020 (A)		160	172
MCE Finance
5.000%, 02/15/2021 (A)		250	249
Minsur
6.250%, 02/07/2024 (A)		609	674
Nomura Holdings
2.000%, 09/13/2016		248	252
Numericable Group
5.375%, 05/15/2022 (A)	EUR	223	311
Odebrecht Finance
5.250%, 06/27/2029 (A)		369	374
Petroleos Mexicanos
3.500%, 07/18/2018 (A)		248	259
Petronas Capital
5.250%, 08/12/2019		125	141
Rio Oil Finance Trust
6.250%, 07/06/2024 (A)		409	436
Rio Tinto Finance USA
3.500%, 03/22/2022		137	143
2.875%, 08/21/2022		378	375
Rogers Communications
4.000%, 06/06/2022	CAD	20	19

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Face Amount (1) ($ Thousands)/Shares		Market Value ($ Thousands)

Royal Bank of Scotland
9.500%, 03/16/2022 (B)		35	$40
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023 (A)		700	737
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)		240	243
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)		280	268
Societe Generale
5.922%, 04/05/2017 (A) (B)		100	106
4.196%, 01/26/2015 (B)	EUR	130	171
Standard Chartered
4.000%, 07/12/2022 (B)		465	480
Talent Yield Investments
4.500%, 04/25/2022 (A)		1,012	1,062
Telecom Italia Capital
7.175%, 06/18/2019		60	68
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022		14	15
Telefonica Emisiones SAU
5.462%, 02/16/2021		70	79
Trust F ‡
5.250%, 12/15/2024 (A)		630	668
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (A)		500	367

Total Foreign Bonds (Cost $13,114) ($ Thousands)			13,824

SOVEREIGN DEBT — 0.0%
Qatar Government International Bond
4.500%, 01/20/2022 (A)		$200	221

Total Sovereign Debt (Cost $208) ($ Thousands)			221

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (B)		750	19

Total Preferred Stock (Cost $19) ($ Thousands)			19

FOREIGN COMMON STOCK — 0.0%

Canada — 0.0%
Cominar ‡		1	—
Goldcorp		1	—

			—

Japan — 0.0%
JFE Holdings		1	—

Netherlands — 0.0%
LyondellBasell Industries, Cl A		1	—

United Kingdom — 0.0%
Royal Dutch Shell, Cl A		1	—

Total Foreign Common Stock (Cost $—) ($ Thousands)			—

Description	Face Amount ($ Thousands)/Share	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 67.4%
U.S. Treasury Bills (D)
0.030%, 11/13/2014	$11,000	$10,999
0.020%, 09/25/2014	11,500	11,500
0.020%, 10/23/2014	91,400	91,398
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017 (E)	18,628	20,535
2.500%, 07/15/2016	39,180	41,932
2.375%, 01/15/2017	9,277	10,004
2.125%, 01/15/2019	14,084	15,633
2.000%, 01/15/2016	12,465	12,986
1.875%, 07/15/2015 (E)	12,861	13,212
1.625%, 01/15/2018	13,121	14,115
0.125%, 04/15/2016	43,044	43,781
0.125%, 04/15/2017	60,893	62,292
0.125%, 04/15/2018 (E)	75,882	77,453
0.125%, 04/15/2019 (E)	55,076	56,066

Total U.S. Treasury Obligations (Cost $482,528) ($ Thousands)		481,906

Total Investments — 109.9% (Cost $767,641) ($ Thousands) †		$785,216

COMMON STOCK SOLD SHORT — (13.9)%

Consumer Discretionary — (6.4)%
Amazon.com *	(4,500)	(1,526)
American Axle & Manufacturing Holdings *	(22,100)	(400)
American Eagle Outfitters	(122,700)	(1,728)
American Public Education *	(15,500)	(470)
America’s Car-Mart *	(3,500)	(148)
Arctic Cat	(24,700)	(914)
bebe stores	(159,200)	(525)
Big 5 Sporting Goods	(53,300)	(544)
Black Diamond *	(13,300)	(113)
Bloomin’ Brands *	(8,600)	(143)
Bob Evans Farms	(62,800)	(2,727)
Boyd Gaming *	(16,000)	(170)
Carriage Services, Cl A	(9,800)	(183)
Carrols Restaurant Group *	(7,800)	(57)
Chuy’s Holdings *	(4,400)	(116)
Coach	(43,000)	(1,584)
Cumulus Media, Cl A *	(49,700)	(228)
Del Frisco’s Restaurant Group *	(4,300)	(95)
Destination XL Group *	(38,300)	(192)
Dixie Group *	(18,600)	(179)
Dorman Products *	(4,400)	(197)
DreamWorks Animation SKG, Cl A *	(48,900)	(1,068)
DSW, Cl A	(5,100)	(158)
Express *	(116,400)	(2,018)
Federal Mogul, Cl A *	(6,000)	(103)
Ford Motor	(183,100)	(3,188)
Fox Factory Holding *	(3,900)	(59)
Fuel Systems Solutions *	(59,200)	(600)
General Motors	(4,800)	(167)
GNC Holdings, Cl A	(16,400)	(622)
Gray Television *	(28,100)	(279)
Groupon, Cl A *	(403,000)	(2,740)

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Description	Shares	Market Value ($ Thousands)

Harley-Davidson	(50,000)	$(3,178)
Ignite Restaurant Group *	(2,800)	(20)
Krispy Kreme Doughnuts *	(5,100)	(87)
Life Time Fitness *	(3,400)	(157)
M/I Homes *	(14,000)	(319)
Mattel	(34,400)	(1,187)
Motorcar Parts & Accessories *	(24,300)	(737)
New York *	(9,800)	(33)
Nexstar Broadcasting Group, Cl A	(56,800)	(2,592)
Perry Ellis International *	(20,900)	(419)
Pier 1 Imports	(85,200)	(1,343)
Pinnacle Entertainment *	(105,300)	(2,631)
Quiksilver *	(923,100)	(2,686)
ReachLocal *	(5,800)	(31)
RetailMeNot *	(51,800)	(966)
Ryland Group	(39,000)	(1,447)
Scientific Games, Cl A *	(193,000)	(1,959)
Sears Hometown and Outlet
Stores *	(2,600)	(50)
Select Comfort *	(30,000)	(671)
Sinclair Broadcast Group, Cl A	(18,100)	(526)
Sonic Automotive, Cl A	(10,300)	(254)
Stoneridge *	(29,600)	(369)
Town Sports International
Holdings	(32,900)	(184)
UCP, Cl A *	(3,900)	(50)
ValueVision Media, Cl A *	(60,000)	(281)
VOXX International, Cl A *	(21,700)	(215)
Winnebago Industries *	(5,600)	(138)

		(45,771)

Financials — (1.4)%
Ambac Financial Group *	(13,200)	(319)
Assured Guaranty	(34,900)	(843)
Bancorp *	(30,000)	(291)
eHealth *	(47,900)	(1,176)
Ezcorp, Cl A *	(43,600)	(463)
FXCM, Cl A	(15,000)	(217)
JGWPT Holdings, Cl A *	(7,400)	(100)
Ocwen Financial *	(100,500)	(2,808)
Regional Management *	(10,400)	(177)
Waterstone Financial	(3,200)	(37)
WisdomTree Investments *	(312,300)	(3,695)

		(10,126)

Industrials — (1.4)%
Ameresco, Cl A *	(39,000)	(328)
Chart Industries *	(28,200)	(1,886)
Layne Christensen *	(12,900)	(147)
LMI Aerospace *	(22,500)	(342)
NCI Building Systems *	(26,600)	(531)
Ply Gem Holdings *	(5,200)	(61)
Powell Industries	(1,600)	(85)
PowerSecure International *	(215,300)	(2,381)
UTi Worldwide *	(395,900)	(3,634)
Wesco Aircraft Holdings *	(16,400)	(301)

		(9,696)

Information Technology — (3.3)%
Apple	(9,900)	(1,015)
Applied Micro Circuits *	(321,700)	(2,725)
Audience *	(12,500)	(107)
CalAmp *	(29,600)	(571)

Description	Shares/Contracts	Market Value ($ Thousands)

Calix *	(43,100)	$(452)
Ceva *	(4,900)	(74)
Cray *	(33,900)	(956)
Digi International *	(6,300)	(52)
Dot Hill Systems *	(14,100)	(51)
Electro Scientific Industries	(35,900)	(266)
Entropic Communications *	(327,700)	(862)
Exar *	(17,100)	(170)
Extreme Networks *	(339,400)	(1,809)
Finisar *	(25,300)	(514)
Hutchinson Technology *	(7,500)	(34)
II-VI *	(6,700)	(94)
Immersion *	(9,000)	(94)
Intevac *	(26,000)	(185)
JDS Uniphase *	(94,100)	(1,087)
Kemet *	(22,300)	(112)
Kopin *	(8,200)	(33)
Maxwell Technologies *	(54,500)	(560)
MoSys *	(36,900)	(119)
Nanometrics *	(6,700)	(112)
NeoPhotonics *	(21,700)	(58)
Numerex, Cl A *	(3,600)	(41)
Procera Networks *	(147,500)	(1,518)
Radisys *	(28,500)	(88)
Silicon Graphics International *	(71,400)	(700)
Speed Commerce *	(9,300)	(31)
SunEdison *	(179,200)	(3,948)
Ultratech *	(58,400)	(1,510)
Veeco Instruments *	(74,600)	(2,639)
ViaSat *	(16,800)	(957)
Vitesse Semiconductor *	(15,200)	(51)

		(23,595)

Materials — (1.4)%
Advanced Emissions Solutions *	(32,800)	(715)
AM Castle *	(12,000)	(118)
American Vanguard	(166,700)	(2,241)
Axiall	(22,200)	(923)
Coeur Mining *	(169,100)	(1,339)
Horsehead Holding *	(13,200)	(266)
Louisiana-Pacific *	(275,500)	(3,931)
LSB Industries *	(8,500)	(340)
Wausau Paper	(7,300)	(67)

		(9,940)

Total Common Stock Sold Short Proceeds $(97,956) ($ Thousands) ††		(99,128)

PURCHASED OPTION — 0.0%
Call on COV4, Expires 09/12/2014, Strike Price $117 *	70	1

Total Purchased Option (Cost $182) ($ Thousands)		1

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	54	Nov-2014	$(57)
Brent Crude Penultimate	(68)	Nov-2015	(75)
Brent Crude Penultimate	166	Oct-2014	(708)
Cattle	(28)	Dec-2014	(37)
Cattle	(42)	Oct-2014	(63)
Cattle	111	Oct-2014	—
Copper	98	Dec-2014	(33)
Copper	(70)	Mar-2015	36
Corn	113	Dec-2014	(44)
Cotton No. 2	(55)	Dec-2014	(12)
Crude Oil	139	Nov-2014	(205)
Crude Oil	(29)	Nov-2014	(57)
Crude Oil	29	Nov-2015	25
FIN FUT US	(153)	Dec-2014	(79)
FIN FUT Wheat	57	Dec-2014	(14)
Gold	44	Dec-2014	(83)
Heating Oil	(42)	Feb-2015	23
Heating Oil	42	Nov-2014	(9)
Heating Oil	70	Oct-2014	(79)
Lean Hogs	15	Dec-2014	12
Lean Hogs	65	Oct-2014	(462)
LME Aluminum	124	Nov-2014	160
LME Nickel	112	Nov-2014	71
LME Zinc	41	Jun-2015	189
LME Zinc	70	Nov-2014	95
MINI MSCI EAFE	(109)	Sep-2014	217
Natural Gas	98	Apr-2015	(192)
Natural Gas	(14)	Nov-2014	9
Natural Gas	291	Oct-2014	306
NYMEX Cocoa	(100)	Dec-2014	(50)
NYMEX Coffee	68	Dec-2014	312
Palladium	97	Dec-2014	336
Platinum	95	Oct-2014	(172)
S&P 500 Index EMINI	(110)	Sep-2014	(362)
Silver	98	Dec-2014	(220)
Soybean	210	Dec-2014	(941)
Soybean	16	Nov-2014	(100)
Sugar	409	Sep-2014	(778)
U.S. 2-Year Treasury Note	(4)	Dec-2014	(1)
U.S. 5-Year Treasury Note	(34)	Dec-2014	(12)
U.S. Long Treasury Bond	(30)	Dec-2014	(33)
U.S. Ultra Long Treasury Bond	(6)	Dec-2014	(17)
Wheat	86	Dec-2014	(26)

			$(3,130)

For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/2/14	AUD	3,229	USD	3,002	$(17)
9/5/14	JPY	544,098	USD	5,352	114
9/5/14	NOK	21,993	USD	3,554	(6)
9/5/14	USD	1,488	JPY	151,769	(27)
9/5/14	USD	3,560	NOK	21,993	(1)
9/19/14	KRW	971,020	USD	942	(15)
9/19/14	NZD	2,180	USD	1,844	23
9/19/14	USD	958	KRW	972,959	1
10/10/14	CAD	4,193	USD	3,824	(38)
10/10/14	USD	94	CAD	103	—
10/14/14	GBP	110	USD	182	—
10/16/14	EUR	3,574	USD	4,717	9
10/16/14	USD	3,531	EUR	2,676	(6)

					$37

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(8,893)	$9,007	$114
Deutsche Bank	(4,820)	4,783	(37)
Goldman Sachs	(7,286)	7,249	(37)
JPMorgan Chase Bank	(182)	182	—
Standard Chartered Bank	(7,091)	7,079	(12)
UBS	(4,708)	4,717	9

			$37

For the period ended August 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	0.54%	3-Month USD-LIBOR	05/06/16	$44,600	$(40)
Morgan Stanley	3-Month NZD-BKBM	4.27%	04/29/17	10,300	124
Morgan Stanley	3-Month USD-LIBOR	2.24%	06/25/21	1,680	(20)
Morgan Stanley	3-Month USD-LIBOR	2.98%	01/14/24	1,990	(100)
Morgan Stanley	2.89%	3-Month USD-LIBOR	02/14/24	1,780	(71)
Morgan Stanley	2.82%	3-Month USD-LIBOR	04/28/24	2,770	(112)
Morgan Stanley	2.63%	3-Month USD-LIBOR	05/23/24	4,050	(85)
Morgan Stanley	3-Month USD-LIBOR	2.63%	05/29/24	1,630	34
Morgan Stanley	3-Month USD-LIBOR	2.63%	07/02/24	3,360	(59)
Morgan Stanley	3-Month USD-LIBOR	2.67%	07/10/24	2,130	(44)
Morgan Stanley	2.67%	3-Month USD-LIBOR	07/18/24	1,710	33
Morgan Stanley	3-Month USD-LIBOR	3.31%	05/06/34	1,650	106

					$(234)

A list of the open OTC swap agreements held by the Fund at August 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	1.10%	3 Month USD-LIBOR	02/21/17	$500	$(3)
Credit Suisse	3-Month USD-LIBOR	2.09%	03/12/22	250	—
Morgan Stanley	2.81%	3 Month USD-LIBOR	02/21/42	450	21
Morgan Stanley	2.80%	3 Month USD-LIBOR	03/06/42	330	11

					$29

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	SELL	3.00	12/20/17	$(200)	$15
Credit Suisse	Kohl’s Corporation	SELL	1.00	06/20/19	(379)	6
Credit Suisse	Kohl’s Corporation	SELL	1.00	06/20/19	(153)	2
Credit Suisse	Kohl’s Corporation	SELL	1.00	06/20/19	(155)	2
Credit Suisse	Kohl’s Corporation	SELL	1.00	06/20/19	(223)	3
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17	(170)	8

						$36

For the period ended August 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

As of August 31, 2014, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$2,006	Bank of America	0.02%	$2,006
11,342	Bank of America	0.04%	11,342
35,569	Barclays	0.01%	35,569
35,667	Barclays	0.12%	35,667
12,231	Barclays	0.15%	12,231
6,723	Barclays	0.15%	6,723
3,705	Barclays	0.15%	3,705
3,219	Barclays	0.15%	3,219
13,506	Chase Securities	0.11%	13,506
13,215	Chase Securities	0.15%	13,215
9,178	HSBC Securities	0.15%	9,178

			$146,361

Percentages are based on Net Assets of $714,661 ($Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

†	At August 31, 2014, the tax basis cost of the Fund’s investments was $767,641
($ Thousands), and the unrealized appreciation and depreciation were $20,287
($ Thousands) and $(2,712) ($ Thousands), respectively.

††	At August 31, 2014, the tax basis proceeds of the Fund’s securities sold short were $97,956 ($ Thousands), and the unrealized appreciation and depreciation were $6,129 ($ Thousands) and $(4,957) ($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2014.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts, reverse repurchase agreements and open swaps.

(F)	All or a portion of this security has been committed as collateral for securities sold short as of August 31, 2014.

AUD — Australian Dollar

BKBM — New Zealand Bank Bill Benchmark

CAD — Canadian Dollar

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NOK — Norwegian Krone

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

OTC — Over the Counter

S&P — Standard & Poor’s

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$201,904	$—	$—	$201,904
Corporate Obligations	—	31,809	—	31,809
Mortgage-Backed Securities	—	30,943	—	30,943
Asset-Backed Securities	—	24,590	—	24,590
Foreign Bonds	—	13,824	—	13,824
Sovereign Debt	—	221	—	221
Preferred Stock	—	19	—	19
Foreign Common Stock	—	—	—	—
U.S. Treasury Obligations	—	481,906	—	481,906

Total Investments in Securities	$201,904	$583,312	$—	$785,216

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(99,128)	$—	$—	$(99,128)

Total Securities Sold Short	$(99,128)	$—	$—	$(99,128)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$1	$—	$—	$1
Futures Contracts *
Unrealized Appreciation	1,791	—	—	1,791
Unrealized Depreciation	(4,921)	—	—	(4,921)
Forwards Contracts *
Unrealized Appreciation	—	147	—	147
Unrealized Depreciation	—	(110)	—	(110)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	297	—	297
Unrealized Depreciation	—	(531)	—	(531)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	32	—	32
Unrealized Depreciation	—	(3)	—	(3)
Credit Default Swaps *
Unrealized Appreciation	—	36	—	36
Reverse Repurchase Agreements	—	(146,361)	—	(146,361)

Total Other Financial Instruments	$(3,129)	$(146,493)	$—	$(149,622)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $ 0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2014

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2014, the Fund is the seller (“providing protection”) on a total notional amount of $1.3 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$20,018	—	—	—	$20,018
Maximum potential amount of future payments	1,343,349	—	—	—	1,343,349
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) (1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)
0 - 100	—	—	—	$433,439	—	$433,439
101 - 200	—	—	—	910,000	—	910,000

Total	—	—	—	$1,343,439	—	$1,343,439

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 28, 2014

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: October 28, 2014